UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2012 (Unaudited)

American Century NVIT Growth Fund

Common Stocks 99.3%

	Shares	Market Value
Aerospace & Defense 4.8%
Boeing Co. (The)	6,942	$483,302
Hexcel Corp.*	17,049	409,517
Honeywell International, Inc.	36,677	2,191,451
Precision Castparts Corp.	7,431	1,213,780
Textron, Inc.	27,191	711,588
United Technologies Corp.	24,407	1,910,824

		6,920,462

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	19,493	1,395,114

Auto Components 0.8%
Autoliv, Inc.	10,425	646,037
BorgWarner, Inc.*	6,555	453,016

		1,099,053

Automobiles 0.7%
Harley-Davidson, Inc.	22,814	966,629

Beverages 5.0%
Beam, Inc.	10,982	631,904
Brown-Forman Corp., Class B	5,670	369,967
Coca-Cola Co. (The)	87,146	3,305,448
Monster Beverage Corp.*	9,656	522,969
PepsiCo, Inc.	32,862	2,325,644

		7,155,932

Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.*	5,431	621,306
Cepheid, Inc.*	2,877	99,285
Gilead Sciences, Inc.*	25,057	1,662,031
Medivation, Inc.*	4,016	226,342

		2,608,964

Chemicals 2.4%
Agrium, Inc.	7,089	733,428
Monsanto Co.	24,643	2,243,006
Rockwood Holdings, Inc.	11,467	534,362

		3,510,796

Commercial Banks 1.3%
SunTrust Banks, Inc.	28,576	807,844
Wells Fargo & Co.	29,131	1,005,893

		1,813,737

Communications Equipment 2.0%
Cisco Systems, Inc.	28,674	547,387
F5 Networks, Inc.*	2,558	267,822
Palo Alto Networks, Inc.*	6,045	372,191
QUALCOMM, Inc.	28,161	1,759,781

		2,947,181

Computers & Peripherals 11.1%
Apple, Inc.	19,121	12,758,678
EMC Corp.*	84,602	2,307,097
NetApp, Inc.*	27,744	912,223

		15,977,998

Distributors 0.3%
LKQ Corp.*	23,015	425,778

Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	40,525	1,846,724

Electronic Equipment, Instruments & Components 0.3%
Trimble Navigation Ltd.*	10,204	486,323

Energy Equipment & Services 3.2%
Core Laboratories NV	3,547	430,890
Oceaneering International, Inc.	19,210	1,061,353
Schlumberger Ltd.	42,056	3,041,910

		4,534,153

Food & Staples Retailing 4.1%
Costco Wholesale Corp.	14,745	1,476,343
CVS Caremark Corp.	18,090	875,918
Wal-Mart Stores, Inc.	37,712	2,783,146
Whole Foods Market, Inc.	8,043	783,388

		5,918,795

Food Products 1.6%
Annie’s, Inc.*	4,741	212,587
Hershey Co. (The)	9,700	687,633
Kraft Foods, Inc., Class A	15,784	652,668
Mead Johnson Nutrition Co.	9,301	681,577

		2,234,465

Health Care Equipment & Supplies 2.4%
Cooper Cos., Inc. (The)	4,926	465,310
Covidien PLC	6,523	387,597
DENTSPLY International, Inc.	8,330	317,706
Edwards Lifesciences Corp.*	5,660	607,714
IDEXX Laboratories, Inc.*	2,159	214,497
Intuitive Surgical, Inc.*	1,340	664,144
ResMed, Inc.	13,859	560,874
Zimmer Holdings, Inc.	4,430	299,556

		3,517,398

Health Care Providers & Services 2.3%
AmerisourceBergen Corp.	27,151	1,051,015
DaVita, Inc.*	4,741	491,215
Express Scripts Holding Co.*	27,558	1,727,060

		3,269,290

Health Care Technology 0.2%
Cerner Corp.*	4,645	359,569

Hotels, Restaurants & Leisure 3.3%
Chipotle Mexican Grill, Inc.*	1,546	490,917
Marriott International, Inc., Class A	33,866	1,324,161
McDonald’s Corp.	16,731	1,535,069
Starbucks Corp.	27,244	1,382,633

		4,732,780

Household Durables 1.1%
Mohawk Industries, Inc.*	9,407	752,748
PulteGroup, Inc.*	49,169	762,120

		1,514,868

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Growth Fund

Common Stocks (continued)

	Shares	Market Value
Household Products 0.9%
Church & Dwight Co., Inc.	3,870	$208,941
Colgate-Palmolive Co.	10,223	1,096,110

		1,305,051

Industrial Conglomerates 1.0%
Danaher Corp.	25,142	1,386,581

Information Technology Services 4.5%
Automatic Data Processing, Inc.	17,739	1,040,570
International Business Machines Corp.	17,576	3,646,141
MasterCard, Inc., Class A	3,825	1,726,911

		6,413,622

Insurance 0.3%
Brown & Brown, Inc.	14,410	375,669

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	10,290	2,616,953

Internet Software & Services 4.5%
eBay, Inc.*	30,639	1,483,234
Google, Inc., Class A*	6,588	4,970,646

		6,453,880

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	16,758	644,345

Machinery 1.5%
Deere & Co.	7,782	641,937
Illinois Tool Works, Inc.	25,106	1,493,054

		2,134,991

Media 3.0%
CBS Corp. Non-Voting Shares, Class B	27,728	1,007,358
Scripps Networks Interactive, Inc., Class A	10,393	636,363
Time Warner Cable, Inc.	14,596	1,387,496
Viacom, Inc., Class B	23,817	1,276,353

		4,307,570

Metals & Mining 0.3%
Nucor Corp.	11,894	455,064

Multiline Retail 1.3%
Dollar General Corp.*	17,696	912,052
Macy’s, Inc.	25,622	963,899

		1,875,951

Multi-Utilities 0.3%
DTE Energy Co.	6,277	376,243

Oil, Gas & Consumable Fuels 2.5%
EOG Resources, Inc.	13,853	1,552,229
Noble Energy, Inc.	12,509	1,159,709
Occidental Petroleum Corp.	10,228	880,222

		3,592,160

Personal Products 0.7%
Estee Lauder Cos., Inc. (The), Class A	16,697	1,028,034

Pharmaceuticals 4.7%
Abbott Laboratories	35,935	2,463,704
Allergan, Inc.	15,439	1,413,904
Bristol-Myers Squibb Co.	28,322	955,867
Johnson & Johnson	27,355	1,885,033

		6,718,508

Real Estate Investment Trusts (REITs) 1.6%
American Campus Communities, Inc.	11,311	496,327
American Tower Corp.	7,694	549,275
Simon Property Group, Inc.	8,446	1,282,187

		2,327,789

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A*	26,922	495,634

Road & Rail 1.5%
Union Pacific Corp.	18,199	2,160,221

Semiconductors & Semiconductor Equipment 2.9%
Broadcom Corp., Class A*	35,604	1,231,186
Intel Corp.	33,316	755,607
Linear Technology Corp.	28,800	917,280
Xilinx, Inc.	38,806	1,296,509

		4,200,582

Software 6.7%
Cadence Design Systems, Inc.*	40,251	517,829
Citrix Systems, Inc.*	13,886	1,063,251
CommVault Systems, Inc.*	5,782	339,403
Microsoft Corp.	139,791	4,162,976
Oracle Corp.	94,057	2,961,855
ServiceNow, Inc.*	6,184	239,197
Splunk, Inc.*	8,816	323,724

		9,608,235

Specialty Retail 3.4%
GNC Holdings, Inc., Class A	21,715	846,234
Home Depot, Inc. (The)	29,449	1,777,836
Lowe’s Cos., Inc.	28,698	867,828
O’Reilly Automotive, Inc.*	3,571	298,607
Tractor Supply Co.	4,061	401,592
Urban Outfitters, Inc.*	20,447	767,989

		4,960,086

Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	7,856	440,093

Tobacco 2.4%
Philip Morris International, Inc.	38,121	3,428,603

Wireless Telecommunication Services 1.5%
Crown Castle International Corp.*	22,999	1,474,236
SBA Communications Corp., Class A*	10,405	654,474

		2,128,710

Total Common Stocks (cost $121,018,168)		142,670,584

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Growth Fund

Exchange Traded Fund 0.1%
	Shares	Market Value

Equity 0.1%
iShares Russell 1000 Growth Index Fund	2,346	$156,478

Total Exchange Traded Fund (cost $157,248)		156,478

Mutual Fund 0.7%
	Shares	Market Value

Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (a)	1,031,761	$1,031,761

Total Mutual Fund (cost $1,031,761)		1,031,761

Total Investments (cost $122,207,177) (b) — 100.1%		143,858,823
Liabilities in excess of other assets — (0.1%)		(98,083)

NET ASSETS — 100.0%		$143,760,740

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2012.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $122,774,085, tax unrealized appreciation and depreciation were $22,076,899 and $(992,161), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$142,670,584	$—	$—	$142,670,584
Exchange Traded Fund	156,478	—	—	156,478
Mutual Fund	1,031,761	—	—	1,031,761

Total	$143,858,823	$—	$—	$143,858,823

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 97.2%

	Shares	Market Value
Aerospace & Defense 1.5%
General Dynamics Corp.	43,294	$2,862,599
L-3 Communications Holdings, Inc.	17,751	1,272,924
Northrop Grumman Corp.	28,365	1,884,287

		6,019,810

Airlines 1.5%
Japan Airlines Co., Ltd.*	60,998	2,852,930
Southwest Airlines Co.	345,375	3,028,939

		5,881,869

Automobiles 1.8%
General Motors Co.*	76,573	1,742,036
Honda Motor Co., Ltd.	45,600	1,409,284
Toyota Motor Corp.	95,700	3,752,332

		6,903,652

Beverages 0.7%
Dr Pepper Snapple Group, Inc.	66,056	2,941,474

Capital Markets 5.2%
Charles Schwab Corp. (The)	264,601	3,384,247
Franklin Resources, Inc.	7,327	916,388
Goldman Sachs Group, Inc. (The)	33,127	3,765,877
Northern Trust Corp.	202,616	9,404,422
State Street Corp.	73,116	3,067,947

		20,538,881

Commercial Banks 6.7%
Comerica, Inc.	101,782	3,160,331
Commerce Bancshares, Inc.	53,850	2,171,771
KeyCorp	116,356	1,016,951
PNC Financial Services Group, Inc.	109,614	6,916,643
U.S. Bancorp	147,706	5,066,316
Wells Fargo & Co.	236,519	8,167,001

		26,499,013

Commercial Services & Supplies 4.2%
Avery Dennison Corp.	36,937	1,175,335
Republic Services, Inc.	322,576	8,874,066
Tyco International Ltd.	58,882	3,312,701
Waste Management, Inc.	95,700	3,070,056

		16,432,158

Communications Equipment 1.7%
Cisco Systems, Inc.	349,394	6,669,931

Computers & Peripherals 1.6%
Hewlett-Packard Co.	216,817	3,698,898
NetApp, Inc.*	18,843	619,558
QLogic Corp.*	72,535	828,350
SanDisk Corp.*	11,279	489,847
Western Digital Corp.	15,420	597,216

		6,233,869

Containers & Packaging 1.0%
Bemis Co., Inc.	83,610	2,631,207
Sonoco Products Co.	39,767	1,232,379

		3,863,586

Diversified Financial Services 2.7%
JPMorgan Chase & Co.	259,543	10,506,301

Diversified Telecommunication Services 2.9%
AT&T, Inc.	273,159	10,298,094
CenturyLink, Inc.	32,625	1,318,050

		11,616,144

Electric Utilities 3.3%
Great Plains Energy, Inc.	43,038	958,026
NV Energy, Inc.	98,954	1,782,162
Westar Energy, Inc.	207,582	6,156,882
Xcel Energy, Inc.	155,200	4,300,592

		13,197,662

Electrical Equipment 0.6%
ABB Ltd., ADR-CH*	61,226	1,144,926
Emerson Electric Co.	26,737	1,290,595

		2,435,521

Electronic Equipment, Instruments & Components 0.6%
Molex, Inc.	50,513	1,327,482
TE Connectivity Ltd.	30,738	1,045,399

		2,372,881

Energy Equipment & Services 0.7%
Halliburton Co.	53,576	1,804,975
Helmerich & Payne, Inc.	19,645	935,299

		2,740,274

Food & Staples Retailing 1.2%
CVS Caremark Corp.	33,240	1,609,481
Sysco Corp.	65,941	2,061,975
Wal-Mart Stores, Inc.	12,402	915,268

		4,586,724

Food Products 2.7%
Campbell Soup Co.	25,280	880,250
ConAgra Foods, Inc.	51,215	1,413,022
General Mills, Inc.	29,574	1,178,524
Kellogg Co.	36,964	1,909,560
Kraft Foods, Inc., Class A	99,350	4,108,122
Ralcorp Holdings, Inc.*	15,773	1,151,429

		10,640,907

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies 6.5%
Becton, Dickinson and Co.	43,038	$3,381,065
Boston Scientific Corp.*	690,064	3,960,967
CareFusion Corp.*	282,550	8,021,595
Medtronic, Inc.	109,606	4,726,211
Stryker Corp.	29,190	1,624,715
Zimmer Holdings, Inc.	60,762	4,108,727

		25,823,280

Health Care Providers & Services 2.0%
Aetna, Inc.	46,230	1,830,708
Cigna Corp.	32,262	1,521,798
LifePoint Hospitals, Inc.*	27,302	1,167,980
UnitedHealth Group, Inc.	62,321	3,453,207

		7,973,693

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	10,491	382,292
International Game Technology	132,661	1,736,533
International Speedway Corp., Class A	85,720	2,431,876
Speedway Motorsports, Inc.	125,874	1,938,460

		6,489,161

Household Durables 0.5%
Whirlpool Corp.	21,322	1,767,807

Household Products 3.3%
Clorox Co. (The)	18,106	1,304,537
Energizer Holdings, Inc.	5,316	396,627
Kimberly-Clark Corp.	11,338	972,574
Procter & Gamble Co. (The)	150,045	10,407,121

		13,080,859

Industrial Conglomerates 4.3%
General Electric Co.	556,794	12,644,792
Koninklijke Philips Electronics NV	144,878	3,382,533
Siemens AG REG	9,740	974,200

		17,001,525

Insurance 7.0%
ACE Ltd.	13,132	992,779
Allstate Corp. (The)	74,026	2,932,170
Aon PLC	20,553	1,074,716
Berkshire Hathaway, Inc., Class A*	37	4,909,900
Chubb Corp. (The)	27,641	2,108,456
HCC Insurance Holdings, Inc.	53,977	1,829,281
Marsh & McLennan Cos., Inc.	106,482	3,612,934
MetLife, Inc.	97,782	3,369,568
Principal Financial Group, Inc.	14,809	398,954
Prudential Financial, Inc.	41,019	2,235,946
Reinsurance Group of America, Inc.	18,469	1,068,801
Travelers Cos., Inc. (The)	20,663	1,410,456
Unum Group	92,238	1,772,814

		27,716,775

Internet Software & Services 0.2%
Google, Inc., Class A*	996	751,482

Metals & Mining 1.3%
Barrick Gold Corp.	38,588	1,611,435
Freeport-McMoRan Copper & Gold, Inc.	54,042	2,138,982
Newmont Mining Corp.	17,454	977,598
Nucor Corp.	12,179	465,969

		5,193,984

Multiline Retail 0.8%
Target Corp.	49,215	3,123,676

Multi-Utilities 1.1%
PG&E Corp.	100,608	4,292,943

Oil, Gas & Consumable Fuels 15.4%
Apache Corp.	48,326	4,178,749
BP PLC, ADR-UK	9,393	397,887
BP PLC	183,528	1,293,850
Chevron Corp.	90,464	10,544,484
Devon Energy Corp.	26,357	1,594,599
EQT Corp.	22,694	1,338,946
Exxon Mobil Corp.	215,702	19,725,948
Imperial Oil Ltd.	150,264	6,916,332
Peabody Energy Corp.	50,538	1,126,492
Southwestern Energy Co.*	51,125	1,778,127
Total SA(a)	177,933	8,852,154
Ultra Petroleum Corp.*	144,251	3,170,637

		60,918,205

Pharmaceuticals 8.0%
Eli Lilly & Co.	34,645	1,642,520
Hospira, Inc.*	38,793	1,273,186
Johnson & Johnson	144,579	9,962,939
Merck & Co., Inc.	153,454	6,920,775
Pfizer, Inc.	465,959	11,579,081

		31,378,501

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	399,425	4,459,580
Intel Corp.	37,036	839,976
Marvell Technology Group Ltd.	185,830	1,700,345
Teradyne, Inc.*	62,725	891,950
Texas Instruments, Inc.	17,282	476,119

		8,367,970

Software 0.3%
Oracle Corp.	35,244	1,109,834

Specialty Retail 1.7%
Lowe’s Cos., Inc.	222,574	6,730,638

Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., Class B	51,141	2,070,402

Total Common Stocks (cost $351,295,767)		383,871,392

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Mutual Fund 2.7%

	Shares	Market Value
Money Market Fund 2.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (b)	10,641,646	$10,641,646

Total Mutual Fund (cost $10,641,646)		10,641,646

Repurchase Agreement 2.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $9,112,175, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $9,294,299. (c)	$9,112,000	$9,112,000

Total Repurchase Agreement (cost $9,112,000)		9,112,000

Total Investments (cost $371,049,413) (d) — 102.2%		403,625,038
Liabilities in excess of other assets — (2.2%)		(8,746,422)

NET ASSETS — 100.0%		$394,878,616

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $8,442,269.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $9,112,000.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $377,050,125, tax unrealized appreciation and depreciation were $37,434,610 and $(10,859,697), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

At September 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Credit Suisse International	10/31/12	(793,422)	$(1,288,320)	$(1,281,104)	$7,216
Canadian Dollar	UBS AG	10/31/12	(7,956,717)	(8,113,055)	(8,088,401)	24,654
Euro	UBS AG	10/31/12	(8,127,661)	(10,516,868)	(10,447,551)	69,317
Japanese Yen	Credit Suisse International	10/31/12	(486,954,480)	(6,261,228)	(6,241,339)	19,889
Swiss Franc	Credit Suisse International	10/31/12	(835,168)	(893,811)	(888,483)	5,328

Total Short Contracts				$(27,073,282)	$(26,946,878)	$126,404

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro	UBS AG	10/31/12	247,710	$319,428	$318,415	$(1,013)
Japanese Yen	Credit Suisse International	10/31/12	15,380,347	197,894	197,131	(763)

Total Long Contracts				$517,322	$515,546	$(1,776)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,019,810	$—	$—	$6,019,810
Airlines	3,028,939	2,852,930	—	5,881,869
Automobiles	1,742,036	5,161,616	—	6,903,652
Beverages	2,941,474	—	—	2,941,474
Capital Markets	20,538,881	—	—	20,538,881
Commercial Banks	26,499,013	—	—	26,499,013
Commercial Services & Supplies	16,432,158	—	—	16,432,158
Communications Equipment	6,669,931	—	—	6,669,931
Computers & Peripherals	6,233,869	—	—	6,233,869
Containers & Packaging	3,863,586	—	—	3,863,586
Diversified Financial Services	10,506,301	—	—	10,506,301
Diversified Telecommunication Services	11,616,144	—	—	11,616,144
Electric Utilities	13,197,662	—	—	13,197,662
Electrical Equipment	2,435,521	—	—	2,435,521
Electronic Equipment, Instruments & Components	2,372,881	—	—	2,372,881
Energy Equipment & Services	2,740,274	—	—	2,740,274
Food & Staples Retailing	4,586,724	—	—	4,586,724
Food Products	10,640,907	—	—	10,640,907
Health Care Equipment & Supplies	25,823,280	—	—	25,823,280
Health Care Providers & Services	7,973,693	—	—	7,973,693
Hotels, Restaurants & Leisure	6,489,161	—	—	6,489,161
Household Durables	1,767,807	—	—	1,767,807
Household Products	13,080,859	—	—	13,080,859
Industrial Conglomerates	12,644,792	4,356,733	—	17,001,525
Insurance	27,716,775	—	—	27,716,775
Internet Software & Services	751,482	—	—	751,482
Metals & Mining	5,193,984	—	—	5,193,984
Multiline Retail	3,123,676	—	—	3,123,676
Multi-Utilities	4,292,943	—	—	4,292,943
Oil, Gas & Consumable Fuels	50,772,201	10,146,004	—	60,918,205
Pharmaceuticals	31,378,501	—	—	31,378,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	8,367,970	—	—	8,367,970
Software	1,109,834	—	—	1,109,834
Specialty Retail	6,730,638	—	—	6,730,638
Wireless Telecommunication Services	2,070,402	—	—	2,070,402

Total Common Stocks	$361,354,109	$22,517,283	$—	$383,871,392

Forward Foreign Currency Contracts	—	126,404	—	126,404
Mutual Fund	10,641,646	—	—	10,641,646
Repurchase Agreement	—	9,112,000	—	9,112,000

Total Assets	$371,995,755	$31,755,687	$—	$403,751,442

Liabilities:
Forward Foreign Currency Contracts	—	(1,776)	—	(1,776)

Total Liabilities	$—	$(1,776)	$—	$(1,776)

Total	$371,995,755	$31,753,911	$—	$403,749,666

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Century NVIT Multi Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

At September 30, 2012, the Fund had no open futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2012

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	$126,404

Total		$126,404

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	$(1,776)

Total		$(1,776)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2012 (Unaudited)

American Funds NVIT Asset Allocation Fund

Mutual Fund 100.1%

	Shares	Market Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund	206,414,485	$3,785,641,658

Total Mutual Fund (cost $3,277,084,630)		3,785,641,658

Total Investments (cost $3,277,084,630) (a) — 100.1%		3,785,641,658
Liabilities in excess of other assets — (0.1%)		(1,968,494)

NET ASSETS — 100.0%		$3,783,673,164

(a)	At September 30, 2012, the tax basis cost of the Fund’s investment was $3,280,278,852, tax unrealized appreciation and depreciation were $505,362,806 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Funds NVIT Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$3,785,641,658	$—	$—	$3,785,641,658

Total	$3,785,641,658	$—	$—	$3,785,641,658

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

American Funds NVIT Bond Fund

Mutual Fund 100.1%

	Shares	Market Value
Fixed Income Fund 100.1%
American Funds Bond Fund	106,586,227	$1,225,741,613

Total Mutual Fund (cost $1,136,727,458)		1,225,741,613

Total Investments (cost $1,136,727,458) (a) — 100.1%		1,225,741,613
Liabilities in excess of other assets — (0.1)%		(659,124)

NET ASSETS — 100.0%		$1,225,082,489

(a)	At September 30, 2012, the tax basis cost of the Fund’s investment was $1,151,203,125, tax unrealized appreciation and depreciation were $74,538,488 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Funds NVIT Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,225,741,613	$—	$—	$1,225,741,613

Total	$1,225,741,613	$—	$—	$1,225,741,613

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

American Funds NVIT Global Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Global Growth Fund	7,482,147	$168,872,051

Total Mutual Fund (cost $153,151,811)		168,872,051

Total Investments (cost $153,151,811) (a) — 100.1%		168,872,051
Liabilities in excess of other assets — (0.1%)		(113,570)

NET ASSETS — 100.0%		$168,758,481

(a)	At September 30, 2012, the tax basis cost of the Fund’s investment was $164,994,219, tax unrealized appreciation and depreciation were $3,877,832 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Funds NVIT Global Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$168,872,051	$—	$—	$168,872,051

Total	$168,872,051	$—	$—	$168,872,051

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

American Funds NVIT Growth Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Fund	4,737,890	$284,984,109

Total Mutual Fund (cost $252,377,201)		284,984,109

Total Investments (cost $252,377,201) (a) — 100.1%		284,984,109
Liabilities in excess of other assets — (0.1%)		(179,070)

NET ASSETS — 100.0%		$284,805,039

(a)	At September 30, 2012, the tax basis cost of the Fund’s investment was $277,172,416, tax unrealized appreciation and depreciation were $7,811,693 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Funds NVIT Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$284,984,109	$—	$—	$284,984,109

Total	$284,984,109	$—	$—	$284,984,109

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

American Funds NVIT Growth-Income Fund

Mutual Fund 100.1%

	Shares	Market Value
Equity Fund 100.1%
American Funds Growth Income Fund	33,025,160	$1,264,863,644

Total Mutual Fund (cost $1,040,996,199)		1,264,863,644

Total Investments (cost $1,040,996,199) (a) — 100.1%		1,264,863,644
Liabilities in excess of other assets — (0.1%)		(674,225)

NET ASSETS — 100.0%		$1,264,189,419

(a)	At September 30, 2012, the tax basis cost of the Fund’s investment was $1,070,805,517, tax unrealized appreciation and depreciation were $194,058,127 and $0, respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

American Funds NVIT Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Investment in Master Fund	$1,264,863,644	$—	$—	$1,264,863,644

Total	$1,264,863,644	$—	$—	$1,264,863,644

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 96.4%

	Principal Amount	Market Value
Aerospace / Defense 1.2%
Altegrity, Inc., 11.75%, 05/01/16(a)(b)	$475,000	$394,250
Mantech International Corp., 7.25%, 04/15/18	250,000	263,750
Sequa Corp. 11.75%, 12/01/15(b)	650,000	682,500
13.50%, 12/01/15(b)	457,638	485,096
TransDigm, Inc., 7.75%, 12/15/18	825,000	911,625

		2,737,221

Automotive 4.8%
Affinia Group Holdings, Inc., 9.00%, 11/30/14	700,000	703,500
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	400,000	405,000
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 06/15/21	750,000	798,750
Exide Technologies, 8.63%, 02/01/18	1,375,000	1,191,094
IDQ Holdings, Inc., 11.50%, 04/01/17(b)	525,000	557,813
International Automotive Components Group SL, 9.13%, 06/01/18(b)	1,525,000	1,464,000
Jaguar Land Rover PLC, 8.13%, 05/15/21(b)	725,000	789,344
Motors Liquidation Co., 7.40%, 09/01/25*(a)(c)	2,500,000	0
Pittsburgh Glass Works LLC, 8.50%, 04/15/16(b)	1,425,000	1,325,250
Schaeffler Finance BV 7.75%, 02/15/17(b)	550,000	607,750
8.50%, 02/15/19(b)	700,000	784,000
Tenneco, Inc., 7.75%, 08/15/18	275,000	299,062
Tomkins LLC/Tomkins, Inc., 9.00%, 10/01/18	500,000	557,500
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.63%, 09/01/17(b)	650,000	700,375
UCI International, Inc., 8.63%, 02/15/19	1,225,000	1,218,875

		11,402,313

Building Materials 3.4%
Anixter, Inc., 5.63%, 05/01/19	225,000	235,125
Building Materials Corp. of America, 7.50%, 03/15/20(b)	250,000	273,750
Interline Brands, Inc. 7.00%, 11/15/18	725,000	784,813
10.75%, 11/15/18(b)	775,000	840,875
Masonite International Corp., 8.25%, 04/15/21(b)	1,050,000	1,107,750
Norcraft Cos. LP, 10.50%, 12/15/15	875,000	879,375
Nortek, Inc., 8.50%, 04/15/21	1,100,000	1,171,500
Ply Gem Industries, Inc. 9.38%, 04/15/17(b)	125,000	125,625
8.25%, 02/15/18	1,075,000	1,122,031
Rexel SA, 6.13%, 12/15/19(b)	1,050,000	1,081,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10.00%, 06/01/20(b)	475,000	517,750

		8,140,094

Chemicals 2.5%
Compass Minerals International, Inc., 8.00%, 06/01/19	350,000	378,000
Ferro Corp., 7.88%, 08/15/18	1,000,000	965,000
Hexion US Finance Corp. 8.88%, 02/01/18	600,000	616,500
9.00%, 11/15/20	500,000	446,250
Huntsman International LLC, 8.63%, 03/15/21	425,000	486,625
Koppers, Inc., 7.88%, 12/01/19	350,000	384,125
Momentive Performance Materials, Inc., 9.00%, 01/15/21	425,000	308,125
Omnova Solutions, Inc., 7.88%, 11/01/18	1,100,000	1,111,000
OXEA Finance & Cy SCA, Reg. S, 9.50%, 07/15/17(b)	768,000	839,040
Union Carbide Corp., 7.88%, 04/01/23	225,000	280,738

		5,815,403

Construction Machinery 0.5%
RSC Equipment Rental, Inc. 10.25%, 11/15/19	600,000	684,000
8.25%, 02/01/21	150,000	164,625
UR Financing Escrow Corp. 5.75%, 07/15/18(b)	75,000	79,219
7.38%, 05/15/20(b)	75,000	80,625
7.63%, 04/15/22(b)	75,000	82,125
UR Merger Sub Corp., 8.38%, 09/15/20	150,000	160,500

		1,251,094

Consumer Products 3.0%
AOT Bedding Super Holdings LLC, 8.13%, 10/01/20(b)	450,000	446,625
FGI Operating Co. LLC/FGI Finance, Inc., 7.88%, 05/01/20(b)	800,000	868,000
Libbey Glass, Inc., 6.88%, 05/15/20(b)	500,000	537,500
Prestige Brands, Inc. 8.25%, 04/01/18	900,000	990,000
8.13%, 02/01/20	175,000	195,125
Sealy Mattress Co., 8.25%, 06/15/14	800,000	811,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
ServiceMaster Co. 7.10%, 03/01/18	$300,000	$291,000
8.00%, 02/15/20	725,000	768,500
7.00%, 08/15/20(b)	550,000	563,750
7.45%, 08/15/27	175,000	145,688
Visant Corp.,10.00%, 10/01/17	1,150,000	1,138,500
Wolverine World Wide, Inc., 6.13%, 10/15/20(b)	225,000	231,750

		6,987,438

Energy 8.3%
ATP Oil & Gas Corp., 11.88%, 05/01/15*(d)	800,000	152,000
Basic Energy Services, Inc. 7.13%, 04/15/16	950,000	959,500
7.75%, 02/15/19	100,000	102,500
Berry Petroleum Co. 6.75%, 11/01/20	150,000	159,750
6.38%, 09/15/22	300,000	316,500
Chaparral Energy, Inc., 9.88%, 10/01/20	1,175,000	1,327,750
Chesapeake Energy Corp. 6.78%, 03/15/19	650,000	651,625
6.63%, 08/15/20	325,000	335,156
6.88%, 11/15/20	225,000	237,375
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(b)	675,000	648,000
Cie Generale de Geophysique - Veritas 7.75%, 05/15/17	650,000	676,000
6.50%, 06/01/21	650,000	669,500
Comstock Resources, Inc., 7.75%, 04/01/19	600,000	603,000
Concho Resources, Inc. 7.00%, 01/15/21	550,000	616,000
5.50%, 04/01/23	300,000	313,500
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/17	475,000	533,188
7.75%, 06/15/19	225,000	238,500
EP Energy LLC/EP Energy Finance, Inc. 6.88%, 05/01/19(b)	250,000	267,500
9.38%, 05/01/20(b)	775,000	844,750
Forbes Energy Services Ltd., 9.00%, 06/15/19	950,000	921,500
Forest Oil Corp. 7.25%, 06/15/19	775,000	769,188
7.50%, 09/15/20(b)	275,000	272,937
Halcon Resources Corp., 9.75%, 07/15/20(b)	425,000	434,562
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19(b)	925,000	925,000
8.63%, 04/15/20	100,000	109,500
Lone Pine Resources (Canada) Ltd., 10.38%, 02/15/17(b)	275,000	240,625
Oasis Petroleum, Inc., 6.50%, 11/01/21	800,000	844,000
Ocean Rig Norway AS, 6.50%, 10/01/17(b)	175,000	173,906
PHI, Inc., 8.63%, 10/15/18	850,000	890,375
Plains Exploration & Production Co. 6.13%, 06/15/19	300,000	302,250
6.75%, 02/01/22	375,000	380,625
SandRidge Energy, Inc. 7.50%, 03/15/21	150,000	154,500
8.13%, 10/15/22(b)	925,000	985,125
7.50%, 02/15/23(b)	150,000	154,500
SESI LLC, 7.13%, 12/15/21	825,000	911,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20(b)	175,000	179,375
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 04/01/20	300,000	302,250
W&T Offshore, Inc., 8.50%, 06/15/19	875,000	953,750

		19,557,687

Entertainment 0.4%
Cinemark USA, Inc., 7.38%, 06/15/21	825,000	917,812
HRP Myrtle Beach Operations LLC, 0.00%, 04/01/12*(a)(b)(c)(d)(e)(f)	675,000	0

		917,812

Environmental 0.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20(b)	225,000	229,500

Financial Institutions 5.1%
Ally Financial, Inc. 4.63%, 06/26/15	300,000	307,649
5.50%, 02/15/17	1,450,000	1,515,661
6.25%, 12/01/17	1,125,000	1,216,783
7.50%, 09/15/20	350,000	401,625
8.00%, 11/01/31	550,000	641,300
CIT Group, Inc., 5.25%, 03/15/18	2,400,000	2,574,000
International Lease Finance Corp. 6.25%, 05/15/19	3,000,000	3,225,000
5.88%, 08/15/22	550,000	568,177
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.63%, 03/15/20(b)	250,000	266,250
5.88%, 03/15/22(b)	350,000	374,500
Nuveen Investments, Inc., 9.50%, 10/15/20(b)	1,000,000	995,000

		12,085,945

Food & Beverage 4.2%
ARAMARK Holdings Corp., 8.63%, 05/01/16(b)	1,325,000	1,358,138
Constellation Brands, Inc., 4.63%, 03/01/23	175,000	178,500
Dean Foods Co., 9.75%, 12/15/18	1,575,000	1,795,500
Del Monte Corp., 7.63%, 02/15/19	1,550,000	1,594,563
Michael Foods, Inc., 9.75%, 07/15/18	1,450,000	1,616,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Pinnacle Foods Finance LLC, 8.25%, 09/01/17	$875,000	$948,281
Smithfield Foods, Inc., 6.63%, 08/15/22	925,000	959,687
US Foodservice, 8.50%, 06/30/19(b)	1,500,000	1,563,750

		10,015,169

Food & Staples Retailing 0.0%
Jitney-Jungle Stores of America, Inc., expired maturity, 10.38%, 09/15/07*(d)(e)	100,000	0

Gaming 3.7%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 05/15/18(b)	1,000,000	1,037,500
Caesars Entertainment Operating Co., Inc., 11.25%, 06/01/17	1,825,000	1,961,875
Chester Downs & Marina LLC, 9.25%, 02/01/20(b)	100,000	100,500
Jacobs Entertainment, Inc., 9.75%, 06/15/14	775,000	775,000
MGM Mirage, Inc. 8.63%, 02/01/19(b)	700,000	763,000
6.75%, 10/01/20(b)	125,000	125,000
7.75%, 03/15/22	1,375,000	1,436,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.50%, 06/15/19(b)	550,000	584,375
Seminole Indian Tribe of Florida, 7.80%, 10/01/20(b)	900,000	921,978
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 8.63%, 04/15/16(b)	975,000	1,045,687

		8,751,790

Healthcare 10.3%
Biomet, Inc. 11.63%, 10/15/17	452,000	481,380
6.50%, 08/01/20(b)	975,000	1,010,344
6.50%, 10/01/20(b)	650,000	637,000
CDRT Holding Corp., 9.25%, 10/01/17(b)	800,000	772,000
CRC Health Corp., 10.75%, 02/01/16(a)	800,000	744,000
DaVita, Inc., 5.75%, 08/15/22	175,000	182,000
DJO Finance LLC/DJO Finance Corp. 9.75%, 10/15/17	275,000	233,750
8.75%, 03/15/18(b)	225,000	239,344
7.75%, 04/15/18	1,050,000	958,125
9.88%, 04/15/18(b)	250,000	246,875
Emergency Medical Services Corp., 8.13%, 06/01/19	1,200,000	1,272,000
Grifols, Inc., 8.25%, 02/01/18	775,000	856,375
HCA Holdings, Inc., 7.75%, 05/15/21	675,000	735,750
HCA, Inc. 7.50%, 02/15/22	2,150,000	2,434,875
5.88%, 03/15/22	1,000,000	1,083,750
7.50%, 11/06/33	650,000	637,000
Hologic, Inc., 6.25%, 08/01/20(b)	350,000	371,000
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 05/15/19	1,150,000	1,098,250
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19(b)	1,100,000	1,234,750
Multiplan, Inc., 9.88%, 09/01/18(b)	1,675,000	1,850,875
Omnicare, Inc., 7.75%, 06/01/20	1,175,000	1,292,500
Physiotherapy Associates Holdings, Inc., 11.88%, 05/01/19(b)	550,000	563,750
PSS World Medical, Inc., 6.38%, 03/01/22	675,000	718,031
Truven Health Analytics, Inc., 10.63%, 06/01/20(b)	575,000	615,250
Universal Hospital Services, Inc. 4.11%, 06/01/15(f)	375,000	371,250
7.63%, 08/15/20(b)	450,000	469,125
USPI Finance Corp., 9.00%, 04/01/20(b)	700,000	759,500
Vanguard Health Holding LLC, 8.00%, 02/01/18	1,000,000	1,067,500
VWR Funding, Inc., 7.25%, 09/15/17(b)	1,325,000	1,344,875

		24,281,224

Industrial - Other 4.0%
American Tire Distributors, Inc., 9.75%, 06/01/17	275,000	293,563
Amsted Industries, Inc., 8.13%, 03/15/18(b)	625,000	675,000
Belden CDT, Inc., 5.50%, 09/01/22(b)	700,000	715,750
Cleaver-Brooks, Inc., 12.25%, 05/01/16(b)	950,000	1,018,875
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 07/15/19	900,000	949,500
General Cable Corp., 5.75%, 10/01/22(b)	500,000	507,500
Hillman Group, Inc., 10.88%, 06/01/18	1,125,000	1,209,375
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22(b)	875,000	875,000
Knowledge Learning Corp., 7.75%, 02/01/15(b)	550,000	473,000
Maxim Crane Works LP, 12.25%, 04/15/15(b)	600,000	612,000
Mcron Finance Sub LLC/Mcron Finance Corp., 8.38%, 05/15/19(b)	350,000	360,500
MMI International Ltd., 8.00%, 03/01/17(b)	250,000	260,000
Mueller Water Products, Inc. 7.38%, 06/01/17	625,000	640,625
8.75%, 09/01/20	257,000	290,410
Thermon Industries, Inc., 9.50%, 05/01/17	467,000	520,121

		9,401,219

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Lodging 0.1%
Choice Hotels International, Inc., 5.75%, 07/01/22	$125,000	$136,250

Media - Cable 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	975,000	1,062,750
6.63%, 01/31/22	600,000	655,500
DISH DBS Corp. 4.63%, 07/15/17(b)	200,000	204,500
5.88%, 07/15/22(b)	975,000	999,375

		2,922,125

Media - Non-Cable 7.8%
AMC Networks, Inc., 7.75%, 07/15/21	925,000	1,045,250
Clear Channel Communications, Inc., 9.00%, 03/01/21	1,400,000	1,246,000
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17	125,000	134,062
Series A, 7.63%, 03/15/20	200,000	192,000
Series B, 7.63%, 03/15/20	975,000	950,625
Crown Media Holdings, Inc., 10.50%, 07/15/19	1,275,000	1,428,000
Cumulus Media Holdings, Inc., 7.75%, 05/01/19	1,025,000	996,813
Entercom Radio LLC, 10.50%, 12/01/19	1,025,000	1,117,250
Entravision Communications Corp., 8.75%, 08/01/17	948,000	1,023,840
Fox Acquisition Sub LLC, 13.38%, 07/15/16(b)	1,025,000	1,099,825
Idearc Litigation Trusts, 8.00%, 11/15/16*(a)	1,375,000	41,250
Intelsat Jackson Holdings SA 11.25%, 06/15/16	1,232,000	1,285,900
7.50%, 04/01/21	350,000	378,875
6.63%, 12/15/22(b)	500,000	497,500
Lamar Media Corp., 5.88%, 02/01/22	275,000	292,875
Nexstar Broadcasting, Inc. 7.00%, 01/15/14	45,000	45,056
Series 1, 7.00%, 01/15/14	923,695	924,850
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/18	275,000	310,062
4.50%, 10/01/20(b)	225,000	223,594
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18(b)	200,000	186,000
SGS International, Inc., 12.00%, 12/15/13	1,393,000	1,405,189
Sirius XM Radio, Inc., 5.25%, 08/15/22(b)	125,000	124,375
SSI Invest II, 11.13%, 06/01/18	1,325,000	1,497,250
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 04/01/19(b)	725,000	779,375
XM Satellite Radio, Inc., 7.63%, 11/01/18(b)	1,000,000	1,105,000

		18,330,816

Metals & Mining 0.3%
Aleris International, Inc., 9.00%, 12/15/14*(a)(d)(e)	600,000	60
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 06/01/20(b)	625,000	645,312

		645,372

Packaging 4.2%
Ardagh Packaging Finance PLC 9.13%, 10/15/20(b)	1,100,000	1,166,000
9.13%, 10/15/20(b)	225,000	237,375
Berry Plastics Corp., 9.50%, 05/15/18	500,000	548,750
BWAY Holding Co., 10.00%, 06/15/18	625,000	703,125
BWAY Parent Co., Inc., 10.13%, 11/01/15	939,066	990,715
Packaging Dynamics Corp., 8.75%, 02/01/16(b)	950,000	1,002,250
Pactiv LLC, 7.95%, 12/15/25	250,000	200,000
Reynolds Group Issuer, Inc. 8.50%, 05/15/18	1,400,000	1,421,000
9.00%, 04/15/19	150,000	153,000
9.88%, 08/15/19	450,000	478,687
5.75%, 10/15/20(b)	675,000	675,000
8.25%, 02/15/21	1,850,000	1,836,125
Sealed Air Corp., 8.38%, 09/15/21(b)	550,000	616,000

		10,028,027

Paper 0.4%
Clearwater Paper Corp. 10.63%, 06/15/16	225,000	248,062
7.13%, 11/01/18	100,000	108,750
Longview Fibre Paper & Packaging, Inc., 8.00%, 06/01/16(b)	550,000	573,375

		930,187

Restaurants 1.5%
DineEquity, Inc., 9.50%, 10/30/18	1,425,000	1,606,688
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 01/15/20	800,000	920,000
Seminole Hard Rock Entertainment, Inc., 2.89%, 03/15/14(b)(f)	1,025,000	1,014,750

		3,541,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Retailers 4.0%
Academy Ltd./Academy Finance Corp., 9.25%, 08/01/19(b)	$1,050,000	$1,153,688
Gymboree Corp., 9.13%, 12/01/18	950,000	903,688
Limited Brands, Inc., 5.63%, 02/15/22	725,000	781,187
Michaels Stores, Inc., 7.75%, 11/01/18	1,000,000	1,072,500
Needle Merger Sub Corp., 8.13%, 03/15/19(b)	1,800,000	1,836,000
Party City Holdings, Inc., 8.88%, 08/01/20(b)	775,000	825,375
Petco Animal Supplies, Inc., 9.25%, 12/01/18(b)	150,000	166,500
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/19	725,000	806,562
5.75%, 06/01/22	125,000	133,125
United Auto Group, Inc., 5.75%, 10/01/22(b)	250,000	256,250
Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	775,000	813,750
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16	750,000	776,250

		9,524,875

Services 1.5%
Carlson Wagonlit BV, 6.88%, 06/15/19(b)	600,000	630,000
Garda World Security Corp., 9.75%, 03/15/17(b)	1,275,000	1,332,375
Monitronics International, Inc., 9.13%, 04/01/20	625,000	650,000
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(b)	500,000	572,500
West Corp., 7.88%, 01/15/19	275,000	283,250

		3,468,125

Technology 15.0%
Advanced Micro Devices, Inc. 8.13%, 12/15/17	950,000	999,951
7.50%, 08/15/22(b)	250,000	241,250
Allen Systems Group, Inc., 10.50%, 11/15/16(a)(b)	1,350,000	877,500
Aspect Software, Inc., 10.63%, 05/15/17	1,100,000	1,130,250
Audatex North America, Inc., 6.75%, 06/15/18(b)	1,300,000	1,387,750
CDW LLC/CDW Finance Corp., 8.50%, 04/01/19	1,825,000	1,984,687
CommScope, Inc., 8.25%, 01/15/19(b)	1,300,000	1,404,000
Compucom Systems, Inc., 12.50%, 10/01/15(b)	1,450,000	1,504,375
CoreLogic, Inc., 7.25%, 06/01/21	1,200,000	1,299,000
Emdeon, Inc., 11.00%, 12/31/19(b)	675,000	766,125
Epicor Software Corp., 8.63%, 05/01/19	1,275,000	1,345,125
Fidelity National Information Services, Inc. 7.63%, 07/15/17	775,000	848,625
7.88%, 07/15/20	100,000	111,750
First Data Corp., 8.75%, 01/15/22(b)	2,325,000	2,342,438
Freescale Semiconductor, Inc., 10.75%, 08/01/20	645,000	698,213
GXS Worldwide, Inc., 9.75%, 06/15/15	475,000	489,250
iGATE Corp., 9.00%, 05/01/16	1,075,000	1,179,812
Interactive Data Corp., 10.25%, 08/01/18	875,000	980,000
Iron Mountain, Inc. 7.75%, 10/01/19	550,000	618,750
5.75%, 08/15/24	150,000	150,375
Kemet Corp., 10.50%, 05/01/18	1,125,000	1,141,875
Lawson Software, Inc. 11.50%, 07/15/18(b)	1,600,000	1,824,000
9.38%, 04/01/19(b)	125,000	138,750
Lender Processing Services, Inc., 5.75%, 04/15/23	700,000	700,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 04/15/18	800,000	900,000
Mmodal, Inc., 10.75%, 08/15/20(b)	500,000	490,000
NCR Corp., 5.00%, 07/15/22(b)	225,000	227,250
Nuance Communications, Inc., 5.38%, 08/15/20(b)	225,000	232,312
Seagate Technology HDD Holdings 7.75%, 12/15/18	450,000	497,250
6.88%, 05/01/20	925,000	986,281
7.00%, 11/01/21	300,000	321,000
Serena Software, Inc., 10.38%, 03/15/16	1,000,000	1,022,500
Sitel LLC/Sitel Finance Corp., 11.50%, 04/01/18	600,000	435,000
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(b)	1,175,000	1,263,125
Spansion LLC, 7.88%, 11/15/17	1,225,000	1,206,625
Stream Global Services, Inc., 11.25%, 10/01/14	450,000	468,000
SunGard Data Systems, Inc., 7.38%, 11/15/18	225,000	241,313
Syniverse Holdings, Inc., 9.13%, 01/15/19	1,125,000	1,209,375
TransUnion Holding Co., Inc., 9.63%, 06/15/18(b)	1,050,000	1,144,500
Viasystems, Inc., 7.88%, 05/01/19(b)	675,000	673,313

		35,481,695

Transportation 0.4%
Hertz Corp. (The), 7.50%, 10/15/18	775,000	837,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Utility - Electric 1.2%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 08/15/17(b)	$175,000	$181,125
10.00%, 12/01/20	425,000	478,125
11.75%, 03/01/22(b)	500,000	531,250
FPL Energy National Wind Portfolio LLC, 6.13%, 03/25/19(a)(b)	174,330	137,315
NRG Energy, Inc. 7.63%, 05/15/19	900,000	954,000
8.25%, 09/01/20	275,000	299,750
6.63%, 03/15/23(b)	125,000	127,812
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20(b)	175,000	136,938

		2,846,315

Utility - Natural Gas 3.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	400,000	423,000
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 04/01/21	575,000	600,875
Crosstex Energy LP, 8.88%, 02/15/18	575,000	615,250
El Paso Corp. 7.25%, 06/01/18	250,000	287,882
6.50%, 09/15/20	300,000	336,801
Energy Transfer Equity LP, 7.50%, 10/15/20	1,025,000	1,163,375
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20(b)	500,000	525,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 06/15/22	1,275,000	1,370,625
Regency Energy Partners LP/Regency Energy Finance Corp. 9.38%, 06/01/16	146,000	159,323
5.50%, 04/15/23	225,000	227,531
Southern Star Central Corp., 6.75%, 03/01/16	600,000	611,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/01/18(b)	949,000	1,015,430
7.38%, 08/01/21(b)	126,000	134,505
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 08/01/22(b)	275,000	291,500

		7,762,347

Wireless Communications 3.3%
Digicel Group Ltd. 8.25%, 09/01/17(b)	1,450,000	1,566,000
10.50%, 04/15/18(b)	325,000	353,438
8.25%, 09/30/20(b)	525,000	551,250
MetroPCS Wireless, Inc. 7.88%, 09/01/18	825,000	891,000
6.63%, 11/15/20	375,000	392,812
Sprint Capital Corp. 6.90%, 05/01/19	675,000	700,312
6.88%, 11/15/28	2,500,000	2,300,000
Sprint Nextel Corp., 9.00%, 11/15/18(b)	950,000	1,140,000

		7,894,812

Wireline Communications 0.7%
Level 3 Financing, Inc. 8.88%, 06/01/19(b)	150,000	157,500
8.13%, 07/01/19	825,000	876,562
7.00%, 06/01/20(b)	225,000	227,250
8.63%, 07/15/20	300,000	324,000

		1,585,312

Total Corporate Bonds (cost $220,251,994)		227,508,605

Common Stocks 0.1%

	Shares	Market Value
Automotive 0.1%
General Motors Co. *	10,097	$229,707
Motors Liquidation Co. GUC Trust *	2,535	42,588

		272,295

Total Common Stocks (cost $289,621)		272,295

Warrants 0.1%

	Number of Warrants	Market Value
Automotive 0.1%
General Motors Co., expiring 7/10/2019*	9,179	$75,818
General Motors Co., expiring 7/10/2016*	9,179	126,487

Total Warrants (cost $328,652)		202,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Mutual Fund 3.1%

	Shares	Market Value
Money Market Fund 3.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (g)	7,316,199	$7,316,199

Total Mutual Fund (cost $7,316,199)		7,316,199

Total Investments (cost $228,186,466) (h) — 99.7%		235,299,404
Other assets in excess of liabilities — 0.3%		775,160

NET ASSETS — 100.0%		$236,074,564

*	Denotes a non-income producing security.
(a)	Illiquid security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $85,085,328 which represents 36.04% of net assets.
(c)	Restricted security.
(d)	Security in default.
(e)	Fair Valued Security.
(f)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(g)	Represents 7-day effective yield as of September 30, 2012.
(h)	At September 30, 2012, the tax basis cost of the Fund’s investments was $228,278,182, tax unrealized appreciation and depreciation were $11,259,238 and $(4,238,016), respectively.

AS	Stock Corporation
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
Reg. S	Regulation S
SA	Stock Company
SCA	Limited partnership with share capital
SL	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$272,295	$—	$—	$272,295
Corporate Bonds
Aerospace / Defense	—	2,737,221	—	2,737,221
Automotive	—	11,402,313	—	11,402,313
Building Materials	—	8,140,094	—	8,140,094
Chemicals	—	5,815,403	—	5,815,403
Construction Machinery	—	1,251,094	—	1,251,094
Consumer Products	—	6,987,438	—	6,987,438
Energy	—	19,557,687	—	19,557,687
Entertainment	—	917,812	—	917,812
Environmental	—	229,500	—	229,500
Financial Institutions	—	12,085,945	—	12,085,945
Food & Beverage	—	10,015,169	—	10,015,169
Food & Staples Retailing	—	—	—	—
Gaming	—	8,751,790	—	8,751,790
Healthcare	—	24,281,224	—	24,281,224
Industrial - Other	—	9,401,219	—	9,401,219
Lodging	—	136,250	—	136,250
Media - Cable	—	2,922,125	—	2,922,125
Media - Non-Cable	—	18,330,816	—	18,330,816
Metals & Mining	—	645,312	60	645,372
Packaging	—	10,028,027	—	10,028,027
Paper	—	930,187	—	930,187
Restaurants	—	3,541,438	—	3,541,438
Retailers	—	9,524,875	—	9,524,875
Services	—	3,468,125	—	3,468,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Federated NVIT High Income Bond Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Technology	$—	$35,481,695	$—	$35,481,695
Transportation	—	837,000	—	837,000
Utility - Electric	—	2,846,315	—	2,846,315
Utility - Natural Gas	—	7,762,347	—	7,762,347
Wireless Communications	—	7,894,812	—	7,894,812
Wireline Communications	—	1,585,312	—	1,585,312

Total Corporate Bonds	$—	$227,508,545	$60	$227,508,605

Mutual Fund	7,316,199	—	—	7,316,199
Warrants*	202,305	—	—	202,305

Total	$7,790,799	$227,508,545	$60	$235,299,404

*	See Statement of Investments for identification of Fund investments by industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate Bonds	Total
Balance as of 12/31/11	$60	$60
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/12	$60	$60

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

For the period from January 1, 2012 through September 30, 2012, the Fund held three corporate bond investments that were categorized as Level 3 investments which were valued at zero.

For the period from January 1, 2012 through September 30, 2012, the Fund held one corporate bond that was categorized as a Level 3 investment which was valued at sixty dollars.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 96.3%

	Shares	Market Value
Air Freight & Logistics 0.5%
FedEx Corp.	12,249	$1,036,510

Airlines 0.6%
Southwest Airlines Co.	142,844	1,252,742

Automobiles 0.9%
Ford Motor Co.	189,112	1,864,644

Beverages 0.7%
PepsiCo, Inc.	18,616	1,317,454

Capital Markets 8.6%
Bank of New York Mellon Corp. (The)	142,243	3,217,537
Charles Schwab Corp. (The)	153,250	1,960,067
Goldman Sachs Group, Inc. (The)	64,236	7,302,348
Invesco Ltd.	74,225	1,854,883
Legg Mason, Inc.	37,240	919,083
Morgan Stanley	93,132	1,559,030

		16,812,948

Chemicals 4.0%
LyondellBasell Industries NV, Class A	64,679	3,341,317
Monsanto Co.	33,338	3,034,425
Potash Corp. of Saskatchewan, Inc.	21,397	929,058
W.R. Grace & Co.*	7,954	469,922

		7,774,722

Commercial Banks 6.8%
Regions Financial Corp.	245,482	1,769,925
SunTrust Banks, Inc.	30,414	859,804
U.S. Bancorp	62,009	2,126,909
Wells Fargo & Co.	204,427	7,058,864
Zions Bancorporation	70,802	1,462,415

		13,277,917

Communications Equipment 1.4%
Cisco Systems, Inc.	140,013	2,672,848

Computers & Peripherals 1.1%
Hewlett-Packard Co.	56,548	964,709
SanDisk Corp.*	25,493	1,107,161

		2,071,870

Consumer Finance 0.4%
Discover Financial Services	20,738	823,921

Diversified Financial Services 10.0%
Bank of America Corp.	319,087	2,817,538
Citigroup, Inc.	225,703	7,385,002
JPMorgan Chase & Co.	204,098	8,261,887
Moody’s Corp.	26,392	1,165,735

		19,630,162

Diversified Telecommunication Services 0.5%
AT&T, Inc.	25,979	979,408

Electric Utilities 0.7%
FirstEnergy Corp.	19,234	848,220
PPL Corp.	16,624	482,927

		1,331,147

Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	44,939	590,948

Energy Equipment & Services 4.7%
Baker Hughes, Inc.	29,276	1,324,153
Diamond Offshore Drilling, Inc.	36,810	2,422,466
McDermott International, Inc.*	104,735	1,279,862
Rowan Cos. PLC, Class A*	11,992	404,970
Schlumberger Ltd.	52,347	3,786,259

		9,217,710

Food Products 0.4%
Archer-Daniels-Midland Co.	32,175	874,517

Health Care Equipment & Supplies 1.4%
Boston Scientific Corp.*	298,742	1,714,779
Zimmer Holdings, Inc.	15,855	1,072,115

		2,786,894

Health Care Providers & Services 1.4%
Aetna, Inc.	42,909	1,699,196
Coventry Health Care, Inc.	24,040	1,002,228

		2,701,424

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	99,020	3,608,289

Household Products 0.4%
Colgate-Palmolive Co.	7,087	759,868

Industrial Conglomerates 3.5%
General Electric Co.	303,938	6,902,432

Insurance 5.6%
Aflac, Inc.	21,617	1,035,022
American International Group, Inc.*	153,568	5,035,495
Lincoln National Corp.	115,968	2,805,266
MetLife, Inc.	15,360	529,305
Reinsurance Group of America, Inc.	25,546	1,478,347

		10,883,435

Machinery 6.1%
Caterpillar, Inc.	31,792	2,735,384
Cummins, Inc.	19,104	1,761,580
Deere & Co.	32,361	2,669,459
Dover Corp.	37,985	2,259,727
Joy Global, Inc.	45,133	2,530,156

		11,956,306

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks (continued)

	Shares	Market Value

Media 1.9%
Comcast Corp., Class A	55,772	$1,994,964
Gannett Co., Inc.	38,747	687,759
Walt Disney Co. (The)	19,023	994,523

		3,677,246

Metals & Mining 6.3%
Alcoa, Inc.	61,511	544,372
BHP Billiton Ltd., ADR	39,520	2,711,467
Freeport-McMoRan Copper & Gold, Inc.	108,518	4,295,143
Newmont Mining Corp.	63,777	3,572,150
Nucor Corp.	20,335	778,017
United States Steel Corp.	18,102	345,205

		12,246,354

Multiline Retail 1.9%
J.C. Penney Co., Inc.	38,606	937,740
Target Corp.	44,985	2,855,198

		3,792,938

Oil, Gas & Consumable Fuels 14.8%
Anadarko Petroleum Corp.	34,739	2,428,951
Cabot Oil & Gas Corp.	22,332	1,002,707
Chevron Corp.	34,156	3,981,223
CONSOL Energy, Inc.	34,806	1,045,920
Devon Energy Corp.	29,332	1,774,586
Exxon Mobil Corp.	108,657	9,936,683
Murphy Oil Corp.	15,060	808,571
Newfield Exploration Co.*	20,452	640,557
Occidental Petroleum Corp.	12,398	1,066,972
Range Resources Corp.	89,113	6,226,325

		28,912,495

Pharmaceuticals 4.8%
Johnson & Johnson	62,136	4,281,792
Merck & Co., Inc.	33,972	1,532,137
Pfizer, Inc.	142,701	3,546,120

		9,360,049

Road & Rail 0.9%
CSX Corp.	87,742	1,820,647

Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc.	604	23,671
Intel Corp.	88,263	2,001,805

		2,025,476

Software 1.7%
Microsoft Corp.	89,219	2,656,942
Oracle Corp.	18,970	597,365

		3,254,307

Specialty Retail 0.8%
Urban Outfitters, Inc.*	40,225	1,510,851

Wireless Telecommunication Services 0.4%
Sprint Nextel Corp.*	154,915	855,131

Total Common Stocks (cost $173,010,070)		188,583,610

Mutual Fund 4.9%

	Shares	Market Value
Money Market Fund 4.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (a)	9,653,217	$9,653,217

Total Mutual Fund (cost $9,653,217)		9,653,217

Total Investments (cost $182,663,287) (b) — 101.2%		198,236,827
Liabilities in excess of other assets — (1.2%)		(2,367,667)

NET ASSETS — 100.0%		$195,869,160

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2012.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $185,249,720, tax unrealized appreciation and depreciation were $16,046,286 and $(3,059,179), respectively.

ADR	American Depositary Receipt
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$188,583,610	$—	$—	$188,583,610
Mutual Fund	9,653,217	—	—	9,653,217

Total	$198,236,827	$—	$—	$198,236,827

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 99.9%

	Shares	Market Value
Capital Markets 5.4%
BlackRock, Inc.	16,980	$3,027,534
Charles Schwab Corp. (The)	187,005	2,391,794
Lazard Ltd., Class A	134,695	3,937,135

		9,356,463

Chemicals 4.7%
Ecolab, Inc.	48,879	3,167,848
Novozymes A/S, Class B	59,630	1,644,681
Praxair, Inc.	30,601	3,178,832

		7,991,361

Commercial Services & Supplies 1.5%
Herman Miller, Inc.	136,519	2,653,929

Consumer Finance 2.1%
American Express Co.	64,360	3,659,510

Diversified Financial Services 3.4%
CME Group, Inc.	50,055	2,868,151
IntercontinentalExchange, Inc.*	21,660	2,889,661

		5,757,812

Electronic Equipment, Instruments & Components 2.7%
National Instruments Corp.	183,059	4,607,595

Food Products 9.6%
J.M. Smucker Co. (The)	53,688	4,634,885
McCormick & Co., Inc., Non-Voting Shares	86,590	5,372,043
Unilever NV, NYRS-NL	182,591	6,478,329

		16,485,257

Health Care Equipment & Supplies 6.3%
Becton, Dickinson and Co.	66,703	5,240,188
Covidien PLC	94,823	5,634,382

		10,874,570

Household Products 3.6%
Procter & Gamble Co. (The)	88,716	6,153,342

Industrial Conglomerates 8.0%
3M Co.	58,436	5,400,655
Danaher Corp.	151,425	8,351,089

		13,751,744

Information Technology Services 1.8%
MasterCard, Inc., Class A	6,791	3,066,001

Insurance 4.1%
Progressive Corp. (The)	335,462	6,957,482

Internet Software & Services 4.8%
Google, Inc., Class A*	11,040	8,329,680

Machinery 2.9%
Pall Corp.	77,425	4,915,713

Media 5.5%
Comcast Corp., Special Class A	99,532	3,463,713
Scripps Networks Interactive, Inc., Class A	97,330	5,959,516

		9,423,229

Multiline Retail 3.0%
Target Corp.	80,379	5,101,655

Oil, Gas & Consumable Fuels 13.1%
BG Group PLC	327,474	6,626,346
Cimarex Energy Co.	80,779	4,729,610
Newfield Exploration Co.*	208,527	6,531,066
Noble Energy, Inc.	49,725	4,610,005

		22,497,027

Pharmaceuticals 3.3%
Roche Holding AG, ADR-CH	119,700	5,624,703

Professional Services 0.9%
ICF International, Inc.*	77,246	1,552,645

Road & Rail 1.6%
J.B. Hunt Transport Services, Inc.	51,395	2,674,596

Semiconductors & Semiconductor Equipment 8.3%
Altera Corp.	211,873	7,200,504
Texas Instruments, Inc.	256,271	7,060,266

		14,260,770

Specialty Retail 1.3%
O’Reilly Automotive, Inc.*	26,430	2,210,077

Trading Companies & Distributors 2.0%
W.W. Grainger, Inc.	16,750	3,490,198

Total Common Stocks (cost $138,858,077)		171,395,359

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (a)	1,386,605	$1,386,605

Total Mutual Fund (cost $1,386,605)		1,386,605

Total Investments (cost $140,244,682) (b) — 100.7%		172,781,964
Liabilities in excess of other assets — (0.7%)		(1,176,269)

NET ASSETS — 100.0%		$171,605,695

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2012.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $141,354,709, tax unrealized appreciation and depreciation were $33,652,743 and $(2,225,488), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Capital Markets	$9,356,463	$—	$—	$9,356,463
Chemicals	6,346,680	1,644,681	—	7,991,361
Commercial Services & Supplies	2,653,929	—	—	2,653,929
Consumer Finance	3,659,510	—	—	3,659,510
Diversified Financial Services	5,757,812	—	—	5,757,812
Electronic Equipment, Instruments & Components	4,607,595	—	—	4,607,595
Food Products	16,485,257	—	—	16,485,257
Health Care Equipment & Supplies	10,874,570	—	—	10,874,570
Household Products	6,153,342	—	—	6,153,342
Industrial Conglomerates	13,751,744	—	—	13,751,744
Information Technology Services	3,066,001	—	—	3,066,001
Insurance	6,957,482	—	—	6,957,482
Internet Software & Services	8,329,680	—	—	8,329,680
Machinery	4,915,713	—	—	4,915,713
Media	9,423,229	—	—	9,423,229
Multiline Retail	5,101,655	—	—	5,101,655
Oil, Gas & Consumable Fuels	15,870,681	6,626,346	—	22,497,027
Pharmaceuticals	5,624,703	—	—	5,624,703
Professional Services	1,552,645	—	—	1,552,645
Road & Rail	2,674,596	—	—	2,674,596
Semiconductors & Semiconductor Equipment	14,260,770	—	—	14,260,770
Specialty Retail	2,210,077	—	—	2,210,077
Trading Companies & Distributors	3,490,198	—	—	3,490,198

Total Common Stocks	$163,124,332	$8,271,027	$—	$171,395,359

Mutual Fund	$1,386,605	$—	$—	$1,386,605

Total	$164,510,937	$8,271,027	$—	$172,781,964

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobiles 0.1%
Ally Auto Receivables Trust Series 2010-4, Class A4, 1.35%, 12/15/15	$1,150,000	$1,167,716
Series 2012-4, Class A4, 0.80%, 10/16/17	1,500,000	1,506,612

		2,674,328

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	1,175,000	1,363,873

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	276,044

Total Asset-Backed Securities (cost $4,244,838)		4,314,245

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,200,000	1,273,684
Series 2007-1, Class A4, 5.45%, 01/15/49	2,295,000	2,647,902
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,991,000	2,061,551
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.26%, 12/10/49(a)	3,271,583	3,907,153
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,820,000	3,106,842
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 6.00%, 05/15/46(a)	2,080,000	2,425,217
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74%, 12/10/49(b)	1,750,000	2,041,298
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	2,224,000	2,422,252
Series 2006-LDP7, Class A4, 6.06%, 04/15/45(a)	3,339,000	3,851,009
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	3,000,000	3,425,187
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	420,000	453,254
Series 2011-C5, Class A3, 4.17%, 08/15/46	950,000	1,087,641
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 6.15%, 08/12/49(a)	800,000	916,188
Morgan Stanley Capital I, Inc., Series 2012-C4, Class A2 2.11%, 03/15/45	1,000,000	1,042,121
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.92%, 05/15/43(a)	800,000	928,932
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,292,532
Series 2007-C33, Class A4, 6.12%, 02/15/51(a)	1,945,000	2,292,708

Total Commercial Mortgage Backed Securities (cost $29,686,161)		36,175,471

Corporate Bonds 22.2%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20	500,000	606,119
Embraer SA, 5.15%, 06/15/22	350,000	375,655
General Dynamics Corp., 3.88%, 07/15/21	100,000	113,249
Goodrich Corp. 6.29%, 07/01/16	354,000	416,372
6.80%, 07/01/36	185,000	256,266
L-3 Communications Corp. 3.95%, 11/15/16	150,000	162,975
5.20%, 10/15/19	500,000	562,965
Lockheed Martin Corp. Series B, 6.15%, 09/01/36	354,000	459,033
5.72%, 06/01/40	215,000	263,459
Northrop Grumman Corp., 3.50%, 03/15/21	500,000	537,593
Raytheon Co. 6.40%, 12/15/18	206,000	263,268
3.13%, 10/15/20	250,000	268,143
4.70%, 12/15/41	150,000	174,092

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
United Technologies Corp. 4.88%, 05/01/15	$545,000	$605,129
1.80%, 06/01/17	600,000	622,305
4.50%, 04/15/20	750,000	881,834
6.13%, 07/15/38	400,000	542,595
4.50%, 06/01/42	500,000	560,392

		7,671,444

Airlines 0.0%†
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.15%, 10/11/25	350,000	357,000
Southwest Airlines Co., 5.13%, 03/01/17	147,000	164,571
United Airlines Pass Through Trust, Series 2009-2A, 9.75%, 01/15/17	398,666	456,473

		978,044

Auto Components 0.1%
Johnson Controls, Inc. 1.75%, 03/01/14	500,000	508,492
4.25%, 03/01/21	150,000	162,833
3.75%, 12/01/21	600,000	635,101

		1,306,426

Automobiles 0.1%
Daimler Finance North America LLC, 6.50%, 11/15/13	487,000	518,415
Ford Motor Co., 7.45%, 07/16/31	500,000	621,875

		1,140,290

Beverages 0.5%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	236,000	275,968
5.75%, 04/01/36	324,000	414,731
6.00%, 11/01/41	147,000	199,263
Anheuser-Busch InBev Worldwide, Inc. 2.88%, 02/15/16	250,000	266,319
7.75%, 01/15/19	1,000,000	1,352,876
5.00%, 04/15/20	275,000	332,063
4.38%, 02/15/21	150,000	175,842
Beam, Inc., 5.38%, 01/15/16	48,000	54,635
Coca-Cola Co. (The) 1.80%, 09/01/16	480,000	500,107
3.15%, 11/15/20	450,000	490,809
Diageo Capital PLC, 4.83%, 07/15/20	600,000	707,182
Diageo Finance BV, 5.30%, 10/28/15	649,000	737,627
Dr Pepper Snapple Group, Inc., 2.90%, 01/15/16	250,000	264,786
Molson Coors Brewing Co., 5.00%, 05/01/42	250,000	279,307
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	206,000	298,483
PepsiAmericas, Inc., 4.88%, 01/15/15	442,000	485,016
PepsiCo, Inc. 2.50%, 05/10/16	400,000	422,169
7.90%, 11/01/18	700,000	949,006
3.13%, 11/01/20	300,000	322,804
5.50%, 01/15/40	250,000	325,028

		8,854,021

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	250,000	260,735
3.45%, 10/01/20	600,000	630,530
6.40%, 02/01/39	600,000	754,587
5.15%, 11/15/41	400,000	445,713
5.38%, 05/15/43	300,000	347,651
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	150,000	160,639
Celgene Corp. 3.95%, 10/15/20	400,000	430,289
3.25%, 08/15/22	300,000	302,848
Genentech, Inc., 5.25%, 07/15/35	88,000	107,087
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	107,478
4.50%, 04/01/21	200,000	229,338
4.40%, 12/01/21	600,000	681,985

		4,458,880

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	125,855

Capital Markets 1.1%
Ameriprise Financial, Inc., 5.30%, 03/15/20	150,000	176,856
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	369,000	404,086
5.30%, 10/30/15	177,000	197,431
4.65%, 07/02/18	354,000	400,735
Credit Suisse USA, Inc. 5.13%, 01/15/14	171,000	179,744
5.85%, 08/16/16	400,000	457,185
7.13%, 07/15/32	555,000	795,682
Deutsche Bank AG, 3.25%, 01/11/16	775,000	820,895
Franklin Resources, Inc., 2.80%, 09/15/22	500,000	506,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	$870,000	$908,005
5.13%, 01/15/15	664,000	713,959
5.35%, 01/15/16	577,000	637,492
3.63%, 02/07/16	1,105,000	1,165,654
5.63%, 01/15/17	1,000,000	1,102,105
6.00%, 06/15/20	1,000,000	1,153,039
5.25%, 07/27/21	500,000	551,218
5.75%, 01/24/22	500,000	575,938
6.13%, 02/15/33	1,150,000	1,292,524
6.75%, 10/01/37	500,000	535,641
Jefferies Group, Inc., 5.13%, 04/13/18	500,000	507,500
Morgan Stanley 2.88%, 01/24/14	600,000	607,982
4.75%, 04/01/14(b)	590,000	610,762
6.00%, 04/28/15	250,000	270,937
3.45%, 11/02/15	450,000	461,139
3.80%, 04/29/16	275,000	284,169
5.45%, 01/09/17	1,325,000	1,445,048
7.30%, 05/13/19	700,000	825,997
5.63%, 09/23/19	1,000,000	1,092,479
5.75%, 01/25/21	300,000	329,295
5.50%, 07/28/21	250,000	273,597
7.25%, 04/01/32	324,000	390,589
Nomura Holdings, Inc., 4.13%, 01/19/16	400,000	413,440
UBS AG 5.88%, 07/15/16	1,121,000	1,226,070
5.88%, 12/20/17	350,000	414,308

		21,727,716

Chemicals 0.3%
Albemarle Corp., 5.10%, 02/01/15	118,000	128,366
Cytec Industries, Inc., 6.00%, 10/01/15	162,000	176,996
Dow Chemical Co. (The) 5.90%, 02/15/15	300,000	334,233
4.25%, 11/15/20	400,000	440,100
4.13%, 11/15/21	650,000	707,249
9.40%, 05/15/39	260,000	420,942
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	385,000	451,574
4.90%, 01/15/41	300,000	361,830
Eastman Chemical Co. 3.00%, 12/15/15	250,000	265,234
3.60%, 08/15/22	600,000	632,042
Ecolab, Inc. 3.00%, 12/08/16	1,000,000	1,075,205
4.35%, 12/08/21	150,000	170,171
Lubrizol Corp. 5.50%, 10/01/14	354,000	387,892
6.50%, 10/01/34	147,000	204,011
Mosaic Co. (The), 3.75%, 11/15/21	250,000	268,217
Praxair, Inc. 4.05%, 03/15/21	200,000	225,313
3.00%, 09/01/21	450,000	477,595

		6,726,970

Commercial Banks 2.4%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	200,000	208,007
Bank of America NA 6.00%, 06/15/16	295,000	334,663
5.30%, 03/15/17	200,000	222,089
Bank of Montreal, 1.75%, 04/29/14	600,000	611,825
Bank of New York Mellon Corp. (The) 4.30%, 05/15/14	500,000	530,552
1.20%, 02/20/15	500,000	506,742
2.30%, 07/28/16	200,000	209,626
Bank of Nova Scotia 2.05%, 10/07/15	500,000	517,981
2.90%, 03/29/16	700,000	746,684
Bank One Corp., 8.00%, 04/29/27	290,000	398,103
Barclays Bank PLC 5.20%, 07/10/14	550,000	587,089
5.14%, 10/14/20	250,000	255,084
BB&T Corp. 2.05%, 04/28/14	600,000	613,033
3.20%, 03/15/16	500,000	537,013
2.15%, 03/22/17	850,000	882,110
BNP Paribas SA 3.60%, 02/23/16	750,000	791,847
5.00%, 01/15/21	250,000	276,618
Capital One Financial Corp. 5.25%, 02/21/17	304,000	338,335
4.75%, 07/15/21	800,000	908,223
Comerica, Inc., 4.80%, 05/01/15	177,000	191,442
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.13%, 10/13/15	250,000	258,079
3.38%, 01/19/17	500,000	530,705
3.88%, 02/08/22	500,000	530,645
5.25%, 05/24/41	175,000	203,307
Credit Suisse, 4.38%, 08/05/20	400,000	449,231
Deutsche Bank Financial LLC, 5.38%, 03/02/15	177,000	187,444
Discover Bank, 7.00%, 04/15/20	400,000	481,798
Export-Import Bank of Korea 4.00%, 01/29/21	600,000	653,707
5.00%, 04/11/22	500,000	587,408
Fifth Third Bancorp 3.63%, 01/25/16	750,000	809,061
3.50%, 03/15/22	700,000	746,254
HSBC Bank USA NA 4.63%, 04/01/14	590,000	618,761
5.63%, 08/15/35	250,000	272,713

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
HSBC Holdings PLC 5.10%, 04/05/21	$500,000	$577,619
4.88%, 01/14/22	500,000	572,511
6.50%, 05/02/36	400,000	468,600
6.50%, 09/15/37	600,000	709,624
JPMorgan Chase Bank NA 6.00%, 07/05/17	2,210,000	2,591,280
6.00%, 10/01/17	1,000,000	1,183,375
KeyBank NA 5.80%, 07/01/14	147,000	158,131
6.95%, 02/01/28	225,000	276,605
Korea Development Bank (The), 3.25%, 03/09/16	700,000	734,549
Korea Finance Corp., 4.63%, 11/16/21	200,000	225,977
Kreditanstalt fuer Wiederaufbau 3.50%, 03/10/14	2,165,000	2,264,135
4.13%, 10/15/14	708,000	761,267
0.63%, 04/24/15	500,000	502,247
4.38%, 07/21/15	2,145,000	2,374,944
2.63%, 02/16/16	500,000	534,000
5.13%, 03/14/16	350,000	403,655
2.00%, 06/01/16	500,000	524,300
4.38%, 03/15/18	600,000	701,640
2.75%, 09/08/20	400,000	430,400
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	263,350
5.13%, 02/01/17	750,000	885,450
Mellon Funding Corp., 5.00%, 12/01/14	265,000	283,239
National Australia Bank Ltd., 1.60%, 08/07/15	500,000	505,030
National City Corp., 4.90%, 01/15/15	354,000	385,859
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	236,000	257,523
4.88%, 02/16/16	350,000	395,290
PNC Funding Corp. 5.25%, 11/15/15	354,000	395,669
2.70%, 09/19/16	500,000	533,000
5.13%, 02/08/20	500,000	592,482
Royal Bank of Canada 1.45%, 10/30/14	300,000	305,125
2.88%, 04/19/16	500,000	532,170
Royal Bank of Scotland PLC (The), 4.38%, 03/16/16	1,000,000	1,077,042
State Street Corp., 4.38%, 03/07/21	600,000	696,526
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	160,255
3.50%, 01/20/17	550,000	590,328
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	262,961
UnionBanCal Corp., 5.25%, 12/16/13	206,000	215,194
US Bancorp 1.65%, 05/15/17	500,000	511,859
4.13%, 05/24/21	150,000	171,504
US Bank NA 4.95%, 10/30/14	265,000	287,585
4.80%, 04/15/15	133,000	146,392
Wachovia Bank NA, 6.60%, 01/15/38	1,000,000	1,389,958
Wachovia Corp., 4.88%, 02/15/14	183,000	192,779
Wells Fargo & Co. 1.50%, 07/01/15	1,000,000	1,016,825
3.68%, 06/15/16(c)	500,000	544,260
5.13%, 09/15/16	206,000	231,649
4.60%, 04/01/21	500,000	577,551
5.38%, 02/07/35	457,000	558,759
Wells Fargo Capital X, 5.95%, 12/01/86	275,000	279,125
Westpac Banking Corp., 4.20%, 02/27/15	1,000,000	1,074,503

		47,310,280

Commercial Services & Supplies 0.1%
ADT Corp. (The), 2.25%, 07/15/17(d)	400,000	411,698
Republic Services, Inc., 5.25%, 11/15/21	800,000	947,031
Science Applications International Corp., 5.50%, 07/01/33	177,000	182,174
Waste Management, Inc. 6.38%, 03/11/15	500,000	562,545
7.00%, 07/15/28	162,000	215,825

		2,319,273

Communications Equipment 0.1%
Cisco Systems, Inc. 1.63%, 03/14/14	800,000	815,295
5.50%, 02/22/16	425,000	493,578
4.95%, 02/15/19	200,000	239,235
5.90%, 02/15/39	500,000	662,178
Motorola Solutions, Inc., 7.50%, 05/15/25	206,000	256,674
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	250,000	257,766

		2,724,726

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21(b)	100,000	111,652
7.10%, 04/15/28	206,000	254,472
Hewlett-Packard Co. 1.55%, 05/30/14	300,000	301,718
2.35%, 03/15/15	600,000	611,377
5.50%, 03/01/18	800,000	911,530
3.75%, 12/01/20	500,000	498,692
4.65%, 12/09/21	600,000	625,616

		3,315,057

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	110,617

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	385,000	429,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 0.6%
American Express Co. 6.15%, 08/28/17	$200,000	$243,287
8.13%, 05/20/19	845,000	1,143,146
6.80%, 09/01/66(a)	290,000	310,300
American Express Credit Corp., 2.75%, 09/15/15	500,000	526,747
Boeing Capital Corp., 2.90%, 08/15/18	400,000	438,775
Capital One Bank USA NA, 5.13%, 02/15/14	765,000	806,858
Ford Motor Credit Co. LLC 2.50%, 01/15/16(b)	250,000	253,060
4.25%, 02/03/17	1,000,000	1,062,795
3.00%, 06/12/17	350,000	356,262
5.88%, 08/02/21	1,000,000	1,131,360
HSBC Finance Corp., 6.68%, 01/15/21	895,000	1,037,948
ORIX Corp., 5.00%, 01/12/16	200,000	216,395
SLM Corp. Series A, 5.38%, 05/15/14	1,091,000	1,149,120
6.25%, 01/25/16	300,000	325,500
6.00%, 01/25/17	500,000	544,375
8.45%, 06/15/18	150,000	175,682
8.00%, 03/25/20	250,000	288,750
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	253,740
0.88%, 07/17/15	400,000	401,951
2.80%, 01/11/16	600,000	637,234
3.30%, 01/12/22	500,000	542,102

		11,845,387

Distributors 0.0%†
Ingram Micro, Inc., 5.25%, 09/01/17	100,000	109,665

Diversified Financial Services 2.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	88,000	101,647
Aon Corp., 5.00%, 09/30/20	500,000	576,075
Associates Corp. of North America, 6.95%, 11/01/18	339,000	407,619
AXA Financial, Inc., 7.00%, 04/01/28	133,000	148,937
Bank of America Corp. 4.75%, 08/01/15	619,000	668,433
5.25%, 12/01/15	737,000	792,437
Series 1, 3.75%, 07/12/16	750,000	795,734
5.63%, 10/14/16	1,460,000	1,643,918
3.88%, 03/22/17	500,000	538,069
Series L, 5.65%, 05/01/18	3,200,000	3,648,563
5.63%, 07/01/20	1,000,000	1,140,310
5.00%, 05/13/21	700,000	769,427
5.70%, 01/24/22	750,000	880,921
Caterpillar Financial Services Corp. 6.13%, 02/17/14	1,400,000	1,507,951
1.13%, 12/15/14	500,000	506,607
5.50%, 03/15/16	295,000	338,553
2.85%, 06/01/22	500,000	516,363
Citigroup, Inc. 5.50%, 10/15/14	2,100,000	2,264,512
2.65%, 03/02/15	500,000	512,163
5.30%, 01/07/16	1,979,000	2,175,430
3.95%, 06/15/16	450,000	481,482
5.85%, 08/02/16	413,000	465,932
4.45%, 01/10/17	1,000,000	1,098,378
6.13%, 11/21/17	500,000	588,322
8.50%, 05/22/19	500,000	661,253
5.38%, 08/09/20	250,000	289,029
4.50%, 01/14/22	650,000	713,688
6.63%, 06/15/32	333,000	381,359
5.88%, 02/22/33	118,000	124,628
5.85%, 12/11/34	525,000	620,009
5.88%, 05/29/37	100,000	117,594
EnCana Holdings Finance Corp., 5.80%, 05/01/14	634,000	679,543
General Electric Capital Corp. 4.88%, 03/04/15	619,000	675,598
2.25%, 11/09/15	250,000	258,908
5.00%, 01/08/16	295,000	328,441
5.40%, 02/15/17	585,000	675,390
2.30%, 04/27/17	1,000,000	1,027,940
5.63%, 09/15/17	1,100,000	1,295,429
5.63%, 05/01/18	1,000,000	1,179,300
5.30%, 02/11/21	350,000	401,649
4.65%, 10/17/21	300,000	336,232
Series A, 6.75%, 03/15/32	1,128,000	1,444,995
6.15%, 08/07/37	1,200,000	1,470,362
6.38%, 11/15/67(a)	275,000	290,180
Goldman Sachs Capital I, 6.35%, 02/15/34	250,000	251,179
JPMorgan Chase & Co. 3.70%, 01/20/15	805,000	852,567
4.75%, 03/01/15	254,000	276,201
5.15%, 10/01/15	501,000	554,226
3.15%, 07/05/16	350,000	370,191
4.25%, 10/15/20	350,000	382,408
4.63%, 05/10/21	500,000	558,899
3.25%, 09/23/22	1,000,000	1,013,894
5.60%, 07/15/41	400,000	479,669
5.40%, 01/06/42	500,000	581,248
Moody’s Corp., 4.50%, 09/01/22	150,000	159,032
Murray Street Investment Trust I, 4.65%, 03/09/17(c)	750,000	805,404
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	324,000	343,621
5.45%, 04/10/17	850,000	1,012,914
Series C, 8.00%, 03/01/32	159,000	242,403
Western Union Co. (The), 6.20%, 11/17/36	300,000	341,577

		43,764,743

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services 1.1%
AT&T, Inc. 5.10%, 09/15/14	$1,003,000	$1,090,572
5.63%, 06/15/16	295,000	345,466
1.60%, 02/15/17	500,000	512,958
4.45%, 05/15/21	350,000	411,889
6.15%, 09/15/34	1,161,000	1,476,516
6.50%, 09/01/37	250,000	332,828
6.30%, 01/15/38	250,000	328,179
6.55%, 02/15/39	410,000	555,751
5.35%, 09/01/40	395,000	475,426
5.55%, 08/15/41	400,000	497,920
BellSouth Corp. 5.20%, 09/15/14	501,000	544,178
6.55%, 06/15/34	177,000	213,967
British Telecommunications PLC 5.95%, 01/15/18	750,000	898,139
9.63%, 12/15/30(c)	250,000	406,893
CenturyLink, Inc., Series T, 5.80%, 03/15/22	650,000	707,295
Corning, Inc. 4.25%, 08/15/20	250,000	280,549
4.70%, 03/15/37	250,000	264,407
Deutsche Telekom International Finance BV 5.75%, 03/23/16	697,000	794,011
8.75%, 06/15/30	369,000	555,016
Embarq Corp., 8.00%, 06/01/36	550,000	618,553
France Telecom SA 8.50%, 03/01/31	407,000	612,927
5.38%, 01/13/42	250,000	293,752
GTE Corp. 6.84%, 04/15/18	206,000	260,297
6.94%, 04/15/28	147,000	191,309
Telecom Italia Capital SA 4.95%, 09/30/14	295,000	304,588
5.25%, 10/01/15	940,000	989,350
6.00%, 09/30/34	380,000	336,300
Telefonica Emisiones SAU 6.42%, 06/20/16	1,770,000	1,869,563
5.46%, 02/16/21	250,000	245,000
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	236,000	259,238
Verizon Communications, Inc. 4.90%, 09/15/15	590,000	663,923
5.50%, 02/15/18	150,000	182,884
8.75%, 11/01/18	550,000	767,887
6.35%, 04/01/19	450,000	576,968
4.60%, 04/01/21	500,000	593,066
5.85%, 09/15/35	118,000	149,216
6.00%, 04/01/41	250,000	331,145
Verizon Global Funding Corp., 7.75%, 12/01/30	1,190,000	1,768,879
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	125,000	136,875

		21,843,680

Electric Utilities 1.7%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/20	1,400,000	1,638,101
Alabama Power Co., 5.70%, 02/15/33	574,000	716,768
Ameren Illinois Co., 2.70%, 09/01/22	450,000	458,762
American Electric Power Co., Inc., 5.25%, 06/01/15	192,000	209,090
Appalachian Power Co., Series L, 5.80%, 10/01/35	206,000	250,296
Arizona Public Service Co., 5.50%, 09/01/35	215,000	258,859
Baltimore Gas & Electric Co., 5.90%, 10/01/16	1,135,000	1,332,163
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	400,000	467,076
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	177,000	201,879
Series 08-A, 5.85%, 04/01/18	1,000,000	1,239,804
Series 03-A, 5.88%, 04/01/33	118,000	148,441
Dominion Resources, Inc. 8.88%, 01/15/19	250,000	340,608
5.20%, 08/15/19	200,000	237,942
Series E, 6.30%, 03/15/33	10,000	12,918
Series B, 5.95%, 06/15/35	251,000	316,310
Series C, 4.90%, 08/01/41	200,000	231,528
DTE Energy Co., 6.35%, 06/01/16	913,000	1,079,391
Duke Energy Carolinas LLC 3.90%, 06/15/21	100,000	112,657
4.25%, 12/15/41	300,000	316,250
Duke Energy Corp. 5.05%, 09/15/19	1,200,000	1,403,519
3.05%, 08/15/22	350,000	353,359
Duke Energy Indiana, Inc., 3.75%, 07/15/20	200,000	221,652
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	74,000	81,155
Edison International, 3.75%, 09/15/17	500,000	537,079
Entergy Corp., 5.13%, 09/15/20	400,000	432,160
Exelon Corp. 4.90%, 06/15/15	413,000	453,957
5.63%, 06/15/35	836,000	953,821
FirstEnergy Corp., Series C, 7.38%, 11/15/31	663,000	868,441
Florida Power & Light Co. 5.85%, 02/01/33	100,000	128,577
5.95%, 10/01/33	77,000	103,967
5.40%, 09/01/35	130,000	163,565
5.65%, 02/01/37	450,000	584,265
4.13%, 02/01/42	250,000	271,925
Florida Power Corp., 5.90%, 03/01/33	318,000	395,812
Georgia Power Co., 4.30%, 03/15/42	500,000	533,373
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	110,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
LG&E and KU Energy LLC, 3.75%, 11/15/20	$700,000	$727,972
Metropolitan Edison Co., 4.88%, 04/01/14	236,000	247,046
MidAmerican Energy Co., 5.80%, 10/15/36	550,000	710,403
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	250,000	334,773
Nevada Power Co., 5.45%, 05/15/41	150,000	186,387
Nisource Finance Corp., 5.95%, 06/15/41	450,000	541,678
Northern States Power Co., 2.15%, 08/15/22	250,000	249,621
Oglethorpe Power Corp., 5.25%, 09/01/50	200,000	238,957
Ohio Power Co., Series G, 6.60%, 02/15/33	236,000	308,534
Oncor Electric Delivery Co. LLC 6.38%, 01/15/15	692,000	768,948
4.55%, 12/01/41	150,000	146,068
5.30%, 06/01/42	150,000	163,902
Pacific Gas & Electric Co. 4.80%, 03/01/14	472,000	499,192
3.50%, 10/01/20	300,000	331,063
2.45%, 08/15/22	250,000	250,498
6.25%, 03/01/39	600,000	810,945
PacifiCorp 5.25%, 06/15/35	177,000	213,786
4.10%, 02/01/42	250,000	264,738
Progress Energy, Inc. 4.40%, 01/15/21	700,000	786,281
7.75%, 03/01/31	236,000	332,570
PSEG Power LLC 5.50%, 12/01/15	413,000	463,018
5.13%, 04/15/20(b)	250,000	287,635
Public Service Co. of Colorado Series 15, 5.50%, 04/01/14	251,000	269,310
3.20%, 11/15/20	250,000	273,607
3.60%, 09/15/42	400,000	395,216
Public Service Electric & Gas Co., 3.95%, 05/01/42	400,000	421,889
Puget Sound Energy, Inc., 5.48%, 06/01/35	147,000	185,237
San Diego Gas & Electric Co., 3.95%, 11/15/41	250,000	265,884
Scottish Power Ltd., 5.81%, 03/15/25	118,000	125,794
South Carolina Electric & Gas Co. 6.50%, 11/01/18	250,000	314,696
6.05%, 01/15/38	150,000	195,876
Southern California Edison Co. 6.00%, 01/15/34	177,000	234,526
Series 05-B, 5.55%, 01/15/36	436,000	558,253
Southern Co. (The), Series A, 2.38%, 09/15/15	300,000	314,125
Southwestern Electric Power Co., Series E, 5.55%, 01/15/17	150,000	169,366
Tampa Electric Co., 5.40%, 05/15/21	500,000	618,886
Union Electric Co., 6.70%, 02/01/19	141,000	180,326
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	147,000	168,548
3.45%, 09/01/22	500,000	548,044
Westar Energy, Inc., 6.00%, 07/01/14	265,000	288,626
Wisconsin Electric Power Co. 2.95%, 09/15/21	300,000	316,014
5.63%, 05/15/33	59,000	75,119
Xcel Energy, Inc. 5.61%, 04/01/17	248,000	291,559
4.70%, 05/15/20	250,000	292,896
6.50%, 07/01/36	177,000	242,200

		32,776,380

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	79,430
Honeywell International, Inc. 5.40%, 03/15/16	705,000	814,298
5.30%, 03/01/18	840,000	1,020,299
4.25%, 03/01/21(b)	500,000	586,816
PerkinElmer, Inc., 5.00%, 11/15/21	150,000	166,940
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	101,924
3.20%, 03/01/16	400,000	426,491
3.60%, 08/15/21	250,000	267,500

		3,463,698

Electronic Equipment, Instruments & Components 0.0%†
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	500,000	563,470

Energy Equipment & Services 0.1%
Baker Hughes, Inc. 3.20%, 08/15/21	500,000	543,680
5.13%, 09/15/40	200,000	245,144
Halliburton Co., 6.70%, 09/15/38	400,000	567,939
Weatherford International Ltd. 9.63%, 03/01/19	200,000	260,325
5.13%, 09/15/20	500,000	546,624
5.95%, 04/15/42	250,000	262,994

		2,426,706

Food & Staples Retailing 0.2%
CVS Caremark Corp., 6.25%, 06/01/27	795,000	1,042,185

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing (continued)
Kroger Co. (The) 7.50%, 04/01/31	$257,000	$337,064
5.40%, 07/15/40	200,000	216,161
Safeway, Inc. 5.63%, 08/15/14	177,000	189,233
3.40%, 12/01/16	650,000	680,523
5.00%, 08/15/19	200,000	208,395
3.95%, 08/15/20	100,000	97,375
Sysco Corp., 5.38%, 09/21/35	106,000	133,959
Walgreen Co., 3.10%, 09/15/22	500,000	507,414

		3,412,309

Food Products 0.4%
Archer-Daniels-Midland Co. 5.94%, 10/01/32	345,000	429,952
5.38%, 09/15/35	147,000	178,016
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	88,000	94,534
4.10%, 03/15/16	400,000	428,667
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(d)	177,000	184,099
Campbell Soup Co. 4.88%, 10/01/13	236,000	246,398
4.25%, 04/15/21	100,000	114,472
ConAgra Foods, Inc. 3.25%, 09/15/22	500,000	503,937
7.00%, 10/01/28	221,000	277,247
General Mills, Inc. 1.55%, 05/16/14	700,000	710,814
3.15%, 12/15/21	750,000	780,492
H.J. Heinz Finance Co., 6.75%, 03/15/32	88,000	112,597
JM Smucker Co. (The), 3.50%, 10/15/21	200,000	214,124
Kellogg Co. 4.00%, 12/15/20	250,000	280,259
Series B, 7.45%, 04/01/31	147,000	205,284
Kraft Foods Group, Inc. 6.88%, 01/26/39(d)	1,095,000	1,494,473
5.00%, 06/04/42(d)	350,000	390,452
Kraft Foods, Inc., 6.50%, 08/11/17	250,000	307,371
Sara Lee Corp., 2.75%, 09/15/15	250,000	258,192
Tyson Foods, Inc., 4.50%, 06/15/22	450,000	471,375
Unilever Capital Corp. 2.75%, 02/10/16	400,000	425,040
5.90%, 11/15/32	206,000	291,616

		8,399,411

Gas Utilities 0.8%
Atmos Energy Corp., 4.95%, 10/15/14	265,000	286,912
Boardwalk Pipelines LP, 5.20%, 06/01/18	88,000	95,327
Buckeye Partners LP, 4.88%, 02/01/21	250,000	255,791
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	305,000	345,809
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	1,069,000	1,156,822
El Paso Natural Gas Co., 8.38%, 06/15/32	250,000	360,328
Enbridge Energy Partners LP, 4.20%, 09/15/21	700,000	757,320
Energy Transfer Partners LP 5.95%, 02/01/15	250,000	274,455
6.70%, 07/01/18	350,000	415,571
4.65%, 06/01/21	200,000	215,082
5.20%, 02/01/22	500,000	554,651
6.05%, 06/01/41	75,000	82,693
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	1,194,000	1,304,527
3.20%, 02/01/16	250,000	263,559
4.05%, 02/15/22	250,000	273,277
6.13%, 10/15/39	285,000	342,528
6.45%, 09/01/40	250,000	310,543
Kern River Funding Corp., 4.89%, 04/30/18(d)	50,066	54,738
Kinder Morgan Energy Partners LP 3.50%, 03/01/16	50,000	53,603
6.85%, 02/15/20	935,000	1,174,323
5.80%, 03/15/35	206,000	232,097
6.38%, 03/01/41	250,000	305,512
ONEOK Partners LP 3.25%, 02/01/16	800,000	843,613
3.38%, 10/01/22	500,000	502,436
6.13%, 02/01/41	100,000	120,112
ONEOK, Inc., 4.25%, 02/01/22	500,000	542,577
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	330,000	349,425
3.95%, 09/15/15	200,000	217,303
5.15%, 06/01/42(b)	450,000	511,865
Sempra Energy, 6.00%, 10/15/39	470,000	609,026
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(d)	250,000	293,331
Spectra Energy Capital LLC, 6.75%, 02/15/32	327,000	396,709
Texas Gas Transmission LLC, 4.60%, 06/01/15	177,000	192,333
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	280,795
Williams Partners LP 7.25%, 02/01/17	150,000	182,403
5.25%, 03/15/20	500,000	579,410
3.35%, 08/15/22	200,000	204,439
6.30%, 04/15/40	150,000	187,773

		15,129,018

Health Care Providers & Services 0.7%
Aetna, Inc. 6.00%, 06/15/16	550,000	644,118
6.63%, 06/15/36	250,000	325,779
AmerisourceBergen Corp., 3.50%, 11/15/21	250,000	269,009
Aristotle Holding, Inc. 3.50%, 11/15/16(d)	250,000	270,281
3.90%, 02/15/22(d)	750,000	817,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Health Care Providers & Services (continued)
Baxter International, Inc. 4.63%, 03/15/15	$77,000	$84,510
1.85%, 01/15/17	500,000	517,518
5.38%, 06/01/18	400,000	484,735
Becton, Dickinson and Co., 3.13%, 11/08/21	350,000	374,854
Boston Scientific Corp. 4.50%, 01/15/15	400,000	427,688
6.00%, 01/15/20	200,000	237,730
Cardinal Health, Inc., 3.20%, 06/15/22	300,000	307,883
Cigna Corp. 4.50%, 03/15/21	300,000	333,199
5.38%, 02/15/42	150,000	168,049
Coventry Health Care, Inc., 5.45%, 06/15/21	250,000	292,679
Covidien International Finance SA, 6.00%, 10/15/17	400,000	491,703
Express Scripts, Inc., 3.13%, 05/15/16	350,000	373,235
Kaiser Foundation Hospitals, 4.88%, 04/01/42	250,000	284,567
Laboratory Corp. of America Holdings 3.13%, 05/15/16	150,000	158,809
3.75%, 08/23/22	350,000	366,244
McKesson Corp., 6.00%, 03/01/41	250,000	341,492
Medco Health Solutions, Inc. 7.13%, 03/15/18	200,000	251,121
4.13%, 09/15/20	300,000	330,692
Medtronic, Inc., 4.45%, 03/15/20	800,000	929,799
Quest Diagnostics, Inc. 5.45%, 11/01/15	324,000	364,351
4.70%, 04/01/21	500,000	561,844
St. Jude Medical, Inc., 2.50%, 01/15/16	300,000	313,119
UnitedHealth Group, Inc. 5.38%, 03/15/16	295,000	337,944
5.80%, 03/15/36	708,000	856,062
WellPoint, Inc. 5.00%, 12/15/14	1,036,000	1,122,622
5.25%, 01/15/16	324,000	363,308
3.70%, 08/15/21	100,000	104,607
5.95%, 12/15/34	118,000	138,256
4.63%, 05/15/42	500,000	504,738
Zimmer Holdings, Inc., 3.38%, 11/30/21	200,000	209,542

		13,959,175

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	150,000	167,958
McDonald’s Corp. 5.35%, 03/01/18	360,000	438,211
4.88%, 07/15/40	250,000	306,375
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	165,490
Yum! Brands, Inc., 6.88%, 11/15/37	300,000	410,129

		1,488,163

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	83,000	109,462

Household Products 0.1%
Clorox Co. (The), 3.80%, 11/15/21	500,000	536,765
Kimberly-Clark Corp. 4.88%, 08/15/15	800,000	898,074
6.63%, 08/01/37	130,000	191,514

		1,626,353

Industrial Conglomerates 0.2%
3M Co., 5.70%, 03/15/37	415,000	571,251
Danaher Corp. 2.30%, 06/23/16	200,000	210,512
3.90%, 06/23/21	100,000	113,347
Dover Corp. 4.88%, 10/15/15	224,000	249,670
5.38%, 03/01/41	100,000	131,282
General Electric Co., 5.25%, 12/06/17	600,000	709,910
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	234,192
Tyco Electronics Group SA 6.55%, 10/01/17	400,000	483,726
3.50%, 02/03/22	300,000	306,546

		3,010,436

Information Technology Services 0.1%
Fiserv, Inc., 4.75%, 06/15/21	200,000	218,806
International Business Machines Corp. 1.95%, 07/22/16	150,000	156,666
2.90%, 11/01/21	200,000	213,723
5.88%, 11/29/32	683,000	934,725
4.00%, 06/20/42	100,000	109,070

		1,632,990

Insurance 0.9%
ACE INA Holdings, Inc., 5.88%, 06/15/14	560,000	609,082
Aflac, Inc., 6.45%, 08/15/40	200,000	246,269
AIG Life Holdings US, Inc., 7.50%, 07/15/25	147,000	178,789
Alleghany Corp., 4.95%, 06/27/22	400,000	435,854
Allstate Corp. (The) 6.13%, 12/15/32	118,000	150,295
5.55%, 05/09/35	88,000	107,925
5.95%, 04/01/36	118,000	152,498
6.50%, 05/15/67(a)	195,000	205,725
American International Group, Inc. 5.05%, 10/01/15	147,000	161,056
5.60%, 10/18/16	585,000	666,474
5.85%, 01/16/18	400,000	463,973
8.25%, 08/15/18	500,000	642,955
8.18%, 05/15/68(a)	425,000	520,094
6.25%, 03/15/87	275,000	277,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Berkshire Hathaway Finance Corp. 4.85%, 01/15/15	$1,504,000	$1,650,243
4.25%, 01/15/21	400,000	455,695
Berkshire Hathaway, Inc., 3.40%, 01/31/22	500,000	534,333
Chubb Corp. (The) 6.00%, 05/11/37	165,000	223,463
6.38%, 03/29/67(a)	400,000	426,000
CNA Financial Corp., 5.75%, 08/15/21	500,000	581,495
Genworth Financial, Inc. 5.75%, 06/15/14(b)	88,000	90,471
6.50%, 06/15/34	206,000	192,696
Hartford Financial Services Group, Inc. 5.13%, 04/15/22	350,000	393,135
6.10%, 10/01/41	309,000	347,593
Lincoln National Corp. 4.85%, 06/24/21	100,000	108,604
6.15%, 04/07/36	440,000	502,466
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	43,000	48,124
4.80%, 07/15/21	600,000	674,190
MetLife, Inc. 5.50%, 06/15/14	265,000	285,938
4.75%, 02/08/21	700,000	811,286
5.70%, 06/15/35	159,000	195,374
6.40%, 12/15/66	500,000	524,541
Nationwide Financial Services, Inc., 6.75%, 05/15/67(e)	105,000	107,362
Principal Financial Group, Inc. 8.88%, 05/15/19	350,000	466,664
3.30%, 09/15/22	500,000	505,629
Progressive Corp. (The) 3.75%, 08/23/21	200,000	222,221
6.25%, 12/01/32	162,000	214,366
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	295,000	319,124
3.00%, 05/12/16	150,000	157,916
Series B, 5.75%, 07/15/33	147,000	164,894
6.63%, 06/21/40	500,000	624,097
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	106,598
Travelers Cos., Inc. (The) 5.75%, 12/15/17	335,000	409,677
5.35%, 11/01/40	250,000	313,208
Travelers Property Casualty Corp., 6.38%, 03/15/33	192,000	255,730
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	112,923
Willis North America, Inc., 5.63%, 07/15/15	177,000	191,735
XL Group PLC, 5.25%, 09/15/14	779,000	831,969

		17,868,499

Internet & Catalog Retail 0.0%†
Expedia, Inc., 5.95%, 08/15/20	100,000	110,298

Internet Software & Services 0.1%
eBay, Inc. 0.88%, 10/15/13	250,000	250,756
1.35%, 07/15/17	200,000	202,398
3.25%, 10/15/20	200,000	215,142
Google, Inc. 1.25%, 05/19/14	300,000	304,428
2.13%, 05/19/16	100,000	105,309

		1,078,033

Leisure Equipment & Products 0.0%†
Mattel, Inc., 5.45%, 11/01/41	150,000	167,686

Machinery 0.2%
Caterpillar, Inc. 1.38%, 05/27/14	500,000	507,345
3.90%, 05/27/21	500,000	567,157
2.60%, 06/26/22	350,000	357,786
6.05%, 08/15/36	177,000	239,592
Deere & Co. 8.10%, 05/15/30	500,000	770,324
3.90%, 06/09/42	250,000	258,595
Flowserve Corp., 3.50%, 09/15/22	500,000	505,468
IDEX Corp., 4.20%, 12/15/21	300,000	313,735

		3,520,002

Media 1.2%
CBS Corp. 1.95%, 07/01/17	500,000	512,529
8.88%, 05/15/19	50,000	67,020
5.75%, 04/15/20	250,000	300,583
7.88%, 07/30/30	80,000	108,815
5.50%, 05/15/33	118,000	128,632
4.85%, 07/01/42	100,000	105,889
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	118,000	176,178
Comcast Corp. 5.90%, 03/15/16	413,000	479,897
6.50%, 01/15/17	1,013,000	1,227,408
5.70%, 07/01/19	500,000	612,027
7.05%, 03/15/33	295,000	387,027
6.50%, 11/15/35	100,000	129,132
6.95%, 08/15/37	295,000	401,601
6.40%, 03/01/40	350,000	456,385
COX Communications, Inc. 5.45%, 12/15/14	354,000	389,330
5.50%, 10/01/15	383,000	434,230
DIRECTV Holdings LLC, 3.55%, 03/15/15	500,000	529,555
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.13%, 02/15/16	250,000	263,185
3.50%, 03/01/16	500,000	532,062
4.60%, 02/15/21	1,000,000	1,094,562
3.80%, 03/15/22	750,000	771,798
5.15%, 03/15/42	150,000	152,606
Discovery Communications LLC 5.05%, 06/01/20	500,000	582,804
3.30%, 05/15/22	350,000	363,548
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	329,818

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
Historic TW, Inc., 6.88%, 06/15/18	$176,000	$223,062
NBCUniversal Media LLC 5.15%, 04/30/20	500,000	592,542
4.38%, 04/01/21	800,000	907,149
5.95%, 04/01/41	200,000	244,977
News America, Inc. 5.30%, 12/15/14	367,000	403,873
8.00%, 10/17/16	118,000	148,520
4.50%, 02/15/21	250,000	282,154
3.00%, 09/15/22(d)	500,000	504,419
7.28%, 06/30/28	77,000	95,812
6.55%, 03/15/33	300,000	352,039
6.20%, 12/15/34	245,000	295,063
6.65%, 11/15/37	150,000	190,341
6.15%, 02/15/41	250,000	311,220
Omnicom Group, Inc. 5.90%, 04/15/16	177,000	204,616
4.45%, 08/15/20	150,000	166,947
3.63%, 05/01/22	50,000	52,810
Thomson Reuters Corp., 6.50%, 07/15/18	600,000	758,278
Time Warner Cable, Inc. 6.75%, 07/01/18	585,000	735,715
8.25%, 04/01/19	700,000	939,556
6.75%, 06/15/39	900,000	1,172,965
4.50%, 09/15/42	250,000	249,319
Time Warner, Inc. 7.63%, 04/15/31	777,000	1,085,403
7.70%, 05/01/32	582,000	817,331
5.38%, 10/15/41	200,000	227,635
Viacom, Inc. 3.88%, 12/15/21	600,000	652,636
6.88%, 04/30/36	324,000	427,910
Walt Disney Co. (The) Series B, 6.20%, 06/20/14	413,000	452,821
Series E, 3.75%, 06/01/21	500,000	565,138
WPP Finance 2010, 4.75%, 11/21/21	400,000	438,226

		24,035,098

Metals & Mining 0.7%
Alcoa, Inc. 5.40%, 04/15/21(b)	250,000	262,414
5.87%, 02/23/22(b)	625,000	672,246
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	250,000	254,582
ArcelorMittal 4.75%, 02/25/17	750,000	735,644
6.13%, 06/01/18	1,510,000	1,500,110
Barrick Gold Corp. 1.75%, 05/30/14	500,000	507,392
2.90%, 05/30/16	125,000	131,242
5.25%, 04/01/42	150,000	166,016
Barrick Gold Finance Co., 4.88%, 11/15/14	230,000	247,912
Barrick North America Finance LLC, 4.40%, 05/30/21	700,000	761,569

BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	285,000	324,423
3.25%, 11/21/21	250,000	265,074
2.88%, 02/24/22	500,000	517,426
Cliffs Natural Resources, Inc. 5.90%, 03/15/20	350,000	367,451
4.88%, 04/01/21(b)	200,000	195,756
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 03/01/22	600,000	600,606
Kinross Gold Corp., 5.13%, 09/01/21	150,000	155,174
Newmont Mining Corp. 5.13%, 10/01/19	150,000	171,124
5.88%, 04/01/35	236,000	266,596
4.88%, 03/15/42	250,000	256,236
Placer Dome, Inc., 6.38%, 03/01/33	139,000	162,363
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	295,000	325,431
5.75%, 06/01/35	206,000	253,543
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	522,100
3.50%, 11/02/20	450,000	474,733
4.13%, 05/20/21	500,000	553,013
Rio Tinto Finance USA PLC 2.88%, 08/21/22	500,000	497,774
4.13%, 08/21/42	250,000	246,145
Southern Copper Corp., 6.75%, 04/16/40	250,000	287,552
Teck Resources Ltd. 3.00%, 03/01/19	750,000	759,264
4.75%, 01/15/22	700,000	749,480
Vale Overseas Ltd. 4.38%, 01/11/22	250,000	262,790
6.88%, 11/21/36	944,000	1,093,037

		14,546,218

Multiline Retail 0.5%
Costco Wholesale Corp., 5.50%, 03/15/17	850,000	1,021,743
Kohl’s Corp., 4.00%, 11/01/21(b)	650,000	707,084

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail (continued)
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	$250,000	$291,872
3.88%, 01/15/22	500,000	539,031
6.90%, 04/01/29	75,000	88,489
6.70%, 07/15/34	150,000	177,666
Nordstrom, Inc., 4.00%, 10/15/21	500,000	562,308
Target Corp. 6.00%, 01/15/18	500,000	619,835
7.00%, 07/15/31	174,000	241,441
6.35%, 11/01/32	313,000	414,057
4.00%, 07/01/42	350,000	358,229
Wal-Mart Stores, Inc. 3.20%, 05/15/14	900,000	941,461
3.63%, 07/08/20	500,000	561,707
3.25%, 10/25/20	500,000	549,951
7.55%, 02/15/30	118,000	177,077
5.25%, 09/01/35	708,000	877,024
5.00%, 10/25/40	250,000	303,157
5.63%, 04/15/41	475,000	633,669

		9,065,801

Office Electronics 0.0%†
Pitney Bowes, Inc. 4.75%, 01/15/16	295,000	316,154
4.75%, 05/15/18(b)	88,000	92,362
Xerox Corp. 6.35%, 05/15/18	250,000	293,520
4.50%, 05/15/21	250,000	265,638

		967,674

Oil, Gas & Consumable Fuels 1.6%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	298,000	399,007
Anadarko Petroleum Corp. 5.95%, 09/15/16	100,000	115,870
6.38%, 09/15/17	100,000	120,562
6.45%, 09/15/36	531,000	657,878
Apache Corp. 7.63%, 07/01/19	59,000	78,665
3.63%, 02/01/21	500,000	552,053
5.10%, 09/01/40	100,000	119,989
4.75%, 04/15/43	500,000	571,323
Apache Finance Canada Corp., 4.38%, 05/15/15	487,000	532,815
BP Capital Markets America, Inc., 4.20%, 06/15/18	147,000	163,398
BP Capital Markets PLC 3.88%, 03/10/15	900,000	967,356
3.20%, 03/11/16	400,000	429,364
4.50%, 10/01/20	200,000	232,170
3.56%, 11/01/21	750,000	811,279
Canadian Natural Resources Ltd., 6.25%, 03/15/38	340,000	444,108
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	937,044
Chevron Corp., 3.95%, 03/03/14	585,000	614,136
ConocoPhillips 4.60%, 01/15/15	950,000	1,036,993
5.90%, 10/15/32	177,000	228,331
6.50%, 02/01/39	650,000	935,360
Devon Energy Corp. 2.40%, 07/15/16	300,000	313,189
3.25%, 05/15/22	500,000	520,227
7.95%, 04/15/32	350,000	516,708
Ensco PLC, 4.70%, 03/15/21	500,000	564,734
EOG Resources, Inc. 5.63%, 06/01/19	130,000	159,640
4.10%, 02/01/21	400,000	454,697
EQT Corp., 4.88%, 11/15/21	250,000	262,913
Hess Corp. 7.30%, 08/15/31	354,000	473,872
5.60%, 02/15/41	250,000	289,987
Husky Energy, Inc., 3.95%, 04/15/22	600,000	642,475
Marathon Oil Corp., 6.80%, 03/15/32	118,000	157,061
Marathon Petroleum Corp., 5.13%, 03/01/21	600,000	692,361
Nabors Industries, Inc., 5.00%, 09/15/20	500,000	550,299
Noble Energy, Inc., 4.15%, 12/15/21	600,000	648,077
Occidental Petroleum Corp. 3.13%, 02/15/22	600,000	645,261
2.70%, 02/15/23	200,000	205,590
Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,074,000	1,347,870
Petrobras International Finance Co. 3.88%, 01/27/16	750,000	793,358
3.50%, 02/06/17	750,000	784,375
5.75%, 01/20/20	1,425,000	1,624,212
5.38%, 01/27/21	750,000	845,078
Petrohawk Energy Corp., 7.25%, 08/15/18	250,000	284,021
Petroleos Mexicanos 5.50%, 01/21/21	275,000	322,437
4.88%, 01/24/22(b)	250,000	282,500
5.50%, 06/27/44(b)	350,000	385,000
Phillips 66, 5.88%, 05/01/42(d)	382,000	453,579
Pioneer Natural Resources Co., 3.95%, 07/15/22	450,000	478,024
Shell International Finance BV 4.00%, 03/21/14	1,000,000	1,051,534
6.38%, 12/15/38	570,000	820,914
Southwestern Energy Co., 4.10%, 03/15/22(d)	500,000	530,696
Statoil ASA, 3.13%, 08/17/17	250,000	273,925
Total Capital Canada Ltd., 1.63%, 01/28/14	500,000	507,900

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Total Capital International SA, 2.88%, 02/17/22	$500,000	$519,965
Total Capital SA, 2.30%, 03/15/16	500,000	524,100
Transocean, Inc. 4.95%, 11/15/15	750,000	821,087
6.38%, 12/15/21	500,000	598,410
7.50%, 04/15/31	177,000	218,615
Valero Energy Corp. 7.50%, 04/15/32	118,000	149,920
6.63%, 06/15/37	455,000	549,169

		31,211,481

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	65,079
Georgia-Pacific LLC, 8.88%, 05/15/31	250,000	369,790
International Paper Co. 5.30%, 04/01/15	206,000	224,894
9.38%, 05/15/19	665,000	899,229
6.00%, 11/15/41	250,000	304,634

		1,863,626

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	150,000	155,764
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	259,186
4.85%, 12/15/15	177,000	200,757
1.45%, 08/15/16	250,000	257,508
5.80%, 08/15/34	545,000	743,973

		1,617,188

Pharmaceuticals 0.8%
Abbott Laboratories 5.88%, 05/15/16	481,000	566,675
6.00%, 04/01/39	540,000	757,099
AstraZeneca PLC 5.40%, 06/01/14	295,000	319,397
5.90%, 09/15/17	400,000	491,339
6.45%, 09/15/37	200,000	273,527
Bristol-Myers Squibb Co. 2.00%, 08/01/22	700,000	680,588
3.25%, 08/01/42	250,000	231,651
Eli Lilly & Co. 4.20%, 03/06/14	1,000,000	1,053,645
7.13%, 06/01/25	118,000	163,398
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	500,000	508,670
2.85%, 05/08/22	750,000	778,964
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	201,000	248,417
Johnson & Johnson 1.20%, 05/15/14	600,000	608,800
2.95%, 09/01/20	200,000	217,087
4.95%, 05/15/33	663,000	823,840

Merck & Co., Inc. 4.75%, 03/01/15	354,000	389,978
6.40%, 03/01/28	74,000	102,233
5.95%, 12/01/28	162,000	215,286
3.60%, 09/15/42	500,000	502,166
Novartis Capital Corp., 4.13%, 02/10/14	1,000,000	1,049,782
Novartis Securities Investment Ltd., 5.13%, 02/10/19	470,000	564,761
Pfizer, Inc. 4.65%, 03/01/18	265,000	311,057
7.20%, 03/15/39	525,000	822,847
Pharmacia Corp., 6.60%, 12/01/28	177,000	240,678
Sanofi, 2.63%, 03/29/16	500,000	529,168
Schering-Plough Corp., 5.30%, 12/01/13	1,400,000	1,478,200
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	74,797
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	142,000	187,602
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	196,207
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	202,562
Wyeth LLC 5.50%, 02/15/16	634,000	733,801
6.50%, 02/01/34	206,000	286,175

		15,610,397

Real Estate Investment Trusts (REITs) 0.5%
American Tower REIT, Inc., 5.05%, 09/01/20	500,000	558,003
Boston Properties LP 5.00%, 06/01/15	590,000	645,151
5.63%, 11/15/20	465,000	553,557
Camden Property Trust, 5.00%, 06/15/15	147,000	160,120
CommonWealth REIT, 5.75%, 02/15/14	177,000	181,757
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	278,144
ERP Operating LP 5.25%, 09/15/14	472,000	509,303
5.38%, 08/01/16	295,000	338,381
HCP, Inc. 6.00%, 01/30/17	472,000	543,236
5.38%, 02/01/21	200,000	228,164
Health Care REIT, Inc. 6.00%, 11/15/13	177,000	185,905
4.13%, 04/01/19	600,000	638,778
5.25%, 01/15/22	400,000	450,425
Kilroy Realty LP, 4.80%, 07/15/18	300,000	331,589
ProLogis LP, 6.63%, 05/15/18	600,000	716,893

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group LP 5.10%, 06/15/15	$531,000	$585,727
6.10%, 05/01/16	413,000	476,458
2.80%, 01/30/17	500,000	526,372
5.65%, 02/01/20	250,000	300,807
3.38%, 03/15/22	500,000	524,964
UDR, Inc.,4.25%, 06/01/18	100,000	110,898
Ventas Realty LP/Ventas Capital Corp. 4.00%, 04/30/19	500,000	534,170
4.75%, 06/01/21	150,000	164,855

		9,543,657

Road & Rail 0.4%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22	350,000	362,257
7.95%, 08/15/30	206,000	293,689
5.05%, 03/01/41	500,000	577,785
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	350,000	386,368
CSX Corp. 7.38%, 02/01/19	400,000	511,916
3.70%, 10/30/20	300,000	324,187
5.50%, 04/15/41	150,000	180,657
FedEx Corp., 3.88%, 08/01/42	50,000	48,949
Norfolk Southern Corp. 5.90%, 06/15/19	400,000	487,067
3.25%, 12/01/21	1,000,000	1,051,648
3.00%, 04/01/22	500,000	518,979
5.59%, 05/17/25	84,000	104,048
Union Pacific Corp. 5.13%, 02/15/14	600,000	634,688
6.25%, 05/01/34	236,000	306,349
United Parcel Service of America, Inc. 8.38%, 04/01/20	118,000	164,274
8.38%, 04/01/30(c)	177,000	271,005
United Parcel Service, Inc. 3.13%, 01/15/21	500,000	539,678
6.20%, 01/15/38	295,000	417,504

		7,181,048

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	400,000	453,062
Broadcom Corp., 2.70%, 11/01/18	100,000	107,174
Intel Corp., 4.80%, 10/01/41	600,000	701,840
Texas Instruments, Inc., 1.38%, 05/15/14	250,000	253,883

		1,515,959

Software 0.2%
Microsoft Corp. 2.95%, 06/01/14	420,000	437,998
2.50%, 02/08/16	250,000	266,507
3.00%, 10/01/20	500,000	547,729
4.50%, 10/01/40	300,000	354,697
Oracle Corp. 3.75%, 07/08/14	1,210,000	1,281,391
5.25%, 01/15/16	72,000	82,635
5.00%, 07/08/19	200,000	242,182
5.38%, 07/15/40	600,000	765,393

		3,978,532

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14	600,000	611,976
Japan Finance Corp. Series DTC, 2.88%, 02/02/15	300,000	316,334
Series DTC, 2.50%, 01/21/16	500,000	530,075
2.50%, 05/18/16	200,000	212,742
2.25%, 07/13/16	225,000	237,492

		1,908,619

Specialty Retail 0.1%
AutoZone, Inc., 4.00%, 11/15/20	500,000	545,672
Gap, Inc. (The), 5.95%, 04/12/21	150,000	167,088
Home Depot, Inc. (The) 5.40%, 03/01/16	590,000	682,611
5.88%, 12/16/36	300,000	395,301
5.95%, 04/01/41	150,000	203,702
Lowe’s Cos., Inc. 6.50%, 03/15/29	236,000	300,132
5.80%, 10/15/36	300,000	373,980
4.65%, 04/15/42	250,000	272,493

		2,940,979

Supranational 0.1%
Corp. Andina de Fomento 3.75%, 01/15/16	250,000	262,106
4.38%, 06/15/22	350,000	379,577
Svensk Exportkredit AB, 1.75%, 10/20/15	500,000	513,350

		1,155,033

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	125,000	137,640
VF Corp., 3.50%, 09/01/21	200,000	214,893

		352,533

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	271,000	388,154
9.25%, 08/06/19	237,000	336,519
10.20%, 02/06/39	250,000	428,389
4.25%, 08/09/42	250,000	248,480
Lorillard Tobacco Co., 3.50%, 08/04/16	850,000	899,682
Philip Morris International, Inc. 5.65%, 05/16/18	400,000	490,051
6.38%, 05/16/38	460,000	637,222
3.88%, 08/21/42	250,000	251,273

		3,679,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	$295,000	$326,493
5.00%, 03/30/20	500,000	585,400
6.38%, 03/01/35	177,000	230,824
6.13%, 03/30/40	350,000	455,408
AT&T Mobility LLC, 7.13%, 12/15/31	413,000	574,073
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,000,000	1,074,575
Vodafone Group PLC
5.00%, 12/16/13	664,000	699,864
4.15%, 06/10/14	865,000	915,830
2.88%, 03/16/16	400,000	426,346
1.63%, 03/20/17	600,000	612,050
7.88%, 02/15/30	206,000	304,699

		6,205,562

Total Corporate Bonds (cost $391,809,648)		434,883,834

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.3%
Bay Area Toll Authority Series S1,6.79%, 04/01/30	$250,000	$318,507
Series F-2,6.26%, 04/01/49	250,000	351,848
Los Angeles Community College District, Series E, 6.75%, 08/01/49	300,000	408,630
Los Angeles Department of Water & Power, Series D, 6.57%, 07/01/45	500,000	721,695
Los Angeles Unified School District, 6.76%, 07/01/34	420,000	552,313
Santa Clara Valley Transportation Authority, Series A, 5.88%, 04/01/32	200,000	244,110
State of California 5.25%, 04/01/14	500,000	531,830
5.45%, 04/01/15	300,000	331,083
7.55%, 04/01/39	1,410,000	1,912,679
University of California, Series F, 5.95%, 05/15/45	500,000	622,045

		5,994,740

Connecticut 0.1%
State of Connecticut, Series A, 5.85%, 03/15/32	500,000	624,475

Georgia 0.1%
Municipal Electric Authority of Georgia, Series A, 6.66%, 04/01/57	1,000,000	1,152,190

Illinois 0.1%
Chicago Transit Authority, Series A, 6.90%, 12/01/40	500,000	606,825
State of Illinois 5.88%, 03/01/19	200,000	224,926
4.95%, 06/01/23	160,000	164,173
5.10%, 06/01/33	1,445,000	1,400,436

		2,396,360

Massachusetts 0.0%†
Commonwealth of Massachusetts, Series E, 4.20%, 12/01/21	500,000	572,935

New Jersey 0.1%
New Jersey Economic Development Authority Series B,0.00%, 02/15/20	650,000	500,558
Series A,7.43%, 02/15/29	125,000	157,974
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	790,000	1,165,732
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	316,005

		2,140,269

New York 0.2%
City of New York, Series G, 5.97%, 03/01/36	250,000	323,510
Metropolitan Transportation Authority, Series C, 7.34%, 11/15/39	760,000	1,139,810
New York City Municipal Water Finance Authority, Series AA, 5.44%, 06/15/43	250,000	318,825
New York City Transitional Finance Authority, Series B, 5.57%, 11/01/38	500,000	624,100
New York State Urban Development Corp., Series C, 5.84%, 03/15/40	450,000	569,295
Port Authority of New York & New Jersey, 6.04%, 12/01/29	620,000	791,436

		3,766,976

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	300,000	348,087

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 5.85%, 07/15/30	500,000	578,920

Puerto Rico 0.0%†
Government Development Bank for Puerto Rico, Series B, 3.67%, 05/01/14	300,000	305,766

Texas 0.1%
Dallas Area Rapid Transit, Series B, 6.00%, 12/01/44	500,000	687,915

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Texas (continued)
Texas Transportation Commission, Series B, 5.18%, 04/01/30	$150,000	$181,994

		869,909

Total Municipal Bonds (cost $15,497,063)		18,750,627

Sovereign Bonds 2.7%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond 10.50%, 07/14/14	$700,000	$823,375
4.88%, 01/22/21	500,000	597,500
7.13%, 01/20/37	2,105,000	3,173,287

		4,594,162

CANADA 0.4%
Canada Government International Bond, 2.38%, 09/10/14	320,000	333,120
Province of Nova Scotia Canada, 5.13%, 01/26/17	885,000	1,042,264
Province of Ontario Canada 4.10%, 06/16/14	2,470,000	2,626,598
4.50%, 02/03/15	667,000	728,564
4.75%, 01/19/16	295,000	333,704
2.30%, 05/10/16(b)	500,000	528,000
3.00%, 07/16/18	250,000	273,550
Province of Quebec Canada 4.60%, 05/26/15(b)	354,000	392,197
3.50%, 07/29/20	400,000	447,200
7.50%, 09/15/29	578,000	894,538

		7,599,735

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	295,000	306,961

COLOMBIA 0.2%
Colombia Government International Bond 7.38%, 03/18/19	900,000	1,190,250
4.38%, 07/12/21	1,150,000	1,324,225
7.38%, 09/18/37	225,000	345,375

		2,859,850

ITALY 0.1%
Italian Republic 4.50%, 01/21/15	938,000	970,830
4.75%, 01/25/16(b)	413,000	425,555
6.88%, 09/27/23	251,000	277,014
5.38%, 06/15/33	541,000	510,076

		2,183,475

MEXICO 0.3%
Mexico Government International Bond 5.63%, 01/15/17	800,000	935,200
5.13%, 01/15/20	1,000,000	1,195,000
3.63%, 03/15/22	900,000	981,450
6.75%, 09/27/34	1,246,000	1,774,304
4.75%, 03/08/44	400,000	445,000
5.75%, 10/12/10	200,000	239,000

		5,569,954

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	1,000,000	1,201,500

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,840,000	2,438,000

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15(b)	224,000	248,013
6.38%, 07/15/19	750,000	926,250
5.13%, 04/21/21	200,000	233,000
5.00%, 03/23/22	300,000	348,000

		1,755,263

SOUTH AFRICA 0.1%
South Africa Government International Bond 6.50%, 06/02/14	206,000	224,334
4.67%, 01/17/24	500,000	561,250
6.25%, 03/08/41	200,000	264,120

		1,049,704

SOUTH KOREA 0.0%†
Republic of Korea, 5.63%, 11/03/25	300,000	392,800

SUPRANATIONAL 1.1%
African Development Bank, 2.50%, 03/15/16	500,000	534,100
Asian Development Bank, 2.63%, 02/09/15	3,710,000	3,908,856
Council Of Europe Development Bank 1.50%, 01/15/15	200,000	204,240
1.50%, 06/19/17	500,000	510,900
European Bank for Reconstruction & Development, 2.50%, 03/15/16	500,000	530,847
European Investment Bank 3.00%, 04/08/14	1,260,000	1,308,586
4.63%, 05/15/14	895,000	954,491
3.13%, 06/04/14	450,000	469,908
1.13%, 08/15/14	600,000	607,407
1.13%, 04/15/15	750,000	761,633
4.63%, 10/20/15	2,325,000	2,606,092
2.50%, 05/16/16	900,000	955,278
5.13%, 09/13/16	350,000	408,450
1.25%, 10/14/16	750,000	763,440
5.13%, 05/30/17	325,000	386,951
4.00%, 02/16/21(b)	500,000	578,121
Inter-American Development Bank 3.00%, 04/22/14	275,000	286,342
2.25%, 07/15/15(b)	750,000	788,759
5.13%, 09/13/16	235,000	276,009
1.75%, 08/24/18(b)	300,000	314,535
International Bank for Reconstruction & Development

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
SUPRANATIONAL (continued)
1.13%, 08/25/14	$1,600,000	$1,625,774
1.00%, 09/15/16	500,000	508,453
7.63%, 01/19/23	973,000	1,456,659
International Finance Corp. 2.25%, 04/11/16	300,000	319,239
1.13%, 11/23/16	1,025,000	1,050,023

		22,115,093

Total Sovereign Bonds (cost $47,388,488)		52,066,497

U.S. Government Mortgage Backed Agencies 30.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G10749 6.00%, 10/01/12	$61	$61
Pool# M81009 4.50%, 02/01/13	14,951	15,262
Pool# E69050 6.00%, 02/01/13	1,869	1,900
Pool# E72896 7.00%, 10/01/13	2,054	2,098
Pool# G11612 6.00%, 04/01/14	1	1
Pool# E00677 6.00%, 06/01/14	11,612	12,246
Pool# E00802 7.50%, 02/01/15	9,027	9,539
Pool# G11001 6.50%, 03/01/15	4,391	4,572
Pool# G11003 7.50%, 04/01/15	452	477
Pool# G11164 7.00%, 05/01/15	1,523	1,592
Pool# E81396 7.00%, 10/01/15	272	289
Pool# E81394 7.50%, 10/01/15	3,586	3,797
Pool# E84097 6.50%, 12/01/15	1,836	1,948
Pool# E00938 7.00%, 01/01/16	4,462	4,814
Pool# E82132 7.00%, 01/01/16	878	934
Pool# E82815 6.00%, 03/01/16	1,363	1,438
Pool# E83231 6.00%, 04/01/16	1,046	1,116
Pool# E83233 6.00%, 04/01/16	2,231	2,380
Pool# G11972 6.00%, 04/01/16	54,315	57,317
Pool# E00975 6.00%, 05/01/16	13,348	14,292
Pool# E83355 6.00%, 05/01/16	3,247	3,464
Pool# E83636 6.00%, 05/01/16	6,107	6,515
Pool# E83933 6.50%, 05/01/16	271	291
Pool# E00985 6.00%, 06/01/16	7,461	7,998
Pool# E00987 6.50%, 06/01/16	7,235	7,830
Pool# E84236 6.50%, 06/01/16	2,101	2,258
Pool# E00996 6.50%, 07/01/16	933	1,000
Pool# E84912 6.50%, 08/01/16	6,722	7,222
Pool# E85117 6.50%, 08/01/16	2,444	2,626
Pool# E85387 6.00%, 09/01/16	5,074	5,413
Pool# E85800 6.50%, 10/01/16	2,344	2,518
Pool# E86183 6.00%, 11/01/16	1,057	1,128
Pool# E01083 7.00%, 11/01/16	2,228	2,420
Pool# G11207 7.00%, 11/01/16	4,773	5,080
Pool# E86533 6.00%, 12/01/16	2,585	2,757
Pool# E01095 6.00%, 01/01/17	3,596	3,885
Pool# E87584 6.00%, 01/01/17	2,312	2,467
Pool# E86995 6.50%, 01/01/17	6,237	6,700
Pool# E87291 6.50%, 01/01/17	13,228	14,211
Pool# E87446 6.50%, 01/01/17	1,855	2,018
Pool# E88076 6.00%, 02/01/17	4,557	4,919
Pool# E01127 6.50%, 02/01/17	5,656	6,106
Pool# E88055 6.50%, 02/01/17	23,671	25,702
Pool# E88106 6.50%, 02/01/17	10,884	11,845
Pool# E01137 6.00%, 03/01/17	5,344	5,779
Pool# E88134 6.00%, 03/01/17	1,012	1,093
Pool# E88474 6.00%, 03/01/17	4,545	4,906
Pool# E88768 6.00%, 03/01/17	9,781	10,435
Pool# E01138 6.50%, 03/01/17	3,753	4,056
Pool# E01139 6.00%, 04/01/17	25,326	27,444
Pool# E88729 6.00%, 04/01/17	4,344	4,689
Pool# E89149 6.00%, 04/01/17	5,745	6,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (Continued)
Pool# E89151 6.00%, 04/01/17	$4,540	$4,900
Pool# E89217 6.00%, 04/01/17	4,946	5,339
Pool# E89222 6.00%, 04/01/17	23,579	25,449
Pool# E89347 6.00%, 04/01/17	1,844	1,991
Pool# E89496 6.00%, 04/01/17	2,950	3,203
Pool# E89203 6.50%, 04/01/17	3,199	3,482
Pool# E01140 6.00%, 05/01/17	21,841	23,667
Pool# E89530 6.00%, 05/01/17	13,964	15,072
Pool# E89746 6.00%, 05/01/17	38,236	41,269
Pool# E89788 6.00%, 05/01/17	4,173	4,504
Pool# E89909 6.00%, 05/01/17	4,229	4,614
Pool# G11409 6.00%, 05/01/17	32,364	34,527
Pool# E01156 6.50%, 05/01/17	9,237	10,000
Pool# E89924 6.50%, 05/01/17	15,659	17,042
Pool# B15071 6.00%, 06/01/17	61,888	66,994
Pool# E01157 6.00%, 06/01/17	16,184	17,572
Pool# E90194 6.00%, 06/01/17	3,223	3,478
Pool# E90227 6.00%, 06/01/17	3,112	3,359
Pool# E90313 6.00%, 06/01/17	1,758	1,897
Pool# E90594 6.00%, 07/01/17	13,838	14,975
Pool# E90645 6.00%, 07/01/17	16,900	18,402
Pool# E90667 6.00%, 07/01/17	4,491	4,848
Pool# E01205 6.50%, 08/01/17	6,625	7,180
Pool# G11458 6.00%, 09/01/17	5,638	5,846
Pool# G11434 6.50%, 01/01/18	9,695	10,415
Pool# G18007 6.00%, 07/01/19	25,657	27,951

Pool# B16087 6.00%, 08/01/19	68,353	75,866
Pool# G18062 6.00%, 06/01/20	47,147	51,668
Pool# J00935 5.00%, 12/01/20	55,951	60,543
Pool# J00854 5.00%, 01/01/21	245,996	266,455
Pool# J00871 5.00%, 01/01/21	94,133	101,962
Pool# G18096 5.50%, 01/01/21	26,565	29,047
Pool# J01189 5.00%, 02/01/21	47,381	51,292
Pool# J01279 5.50%, 02/01/21	32,407	35,232
Pool# J01570 5.50%, 04/01/21	29,964	32,576
Pool# J01633 5.50%, 04/01/21	121,455	132,042
Pool# J01757 5.00%, 05/01/21	93,817	101,562
Pool# J01771 5.00%, 05/01/21	25,073	27,007
Pool# J01879 5.00%, 05/01/21	18,615	20,046
Pool# J06015 5.00%, 05/01/21	76,032	82,474
Pool# G18122 5.00%, 06/01/21	60,163	65,129
Pool# G18123 5.50%, 06/01/21	77,432	84,182
Pool# J01980 6.00%, 06/01/21	58,708	64,937
Pool# J03074 5.00%, 07/01/21	46,246	50,063
Pool# J03028 5.50%, 07/01/21	30,194	33,014
Pool# G12245 6.00%, 07/01/21	39,069	43,033
Pool# G12310 5.50%, 08/01/21	21,470	23,341
Pool# G12348 6.00%, 08/01/21	61,953	68,240
Pool# G12412 5.50%, 11/01/21	31,115	33,828
Pool# G13145 5.50%, 04/01/23	1,541,803	1,676,203
Pool# C90719 5.00%, 10/01/23	1,417,114	1,536,493
Pool# J09912 4.00%, 06/01/24	3,129,951	3,332,140
Pool# C00351 8.00%, 07/01/24	1,129	1,357
Pool# G13900 5.00%, 12/01/24	688,623	745,142
Pool# D60780 8.00%, 06/01/25	3,440	4,167
Pool# G30267 5.00%, 08/01/25	475,240	522,255
Pool# E02746 3.50%, 11/01/25	1,563,859	1,656,119
Pool# J13883 3.50%, 12/01/25	2,422,451	2,613,056
Pool# J14732 4.00%, 03/01/26	1,404,247	1,494,959
Pool# E02896 3.50%, 05/01/26	1,489,061	1,592,265
Pool# J17774 3.00%, 01/01/27	2,680,302	2,834,360
Pool# D82854 7.00%, 10/01/27	3,378	4,041
Pool# C00566 7.50%, 12/01/27	4,359	5,276

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C00678 7.00%, 11/01/28	$5,729	$6,882
Pool# C18271 7.00%, 11/01/28	4,086	4,908
Pool# C00836 7.00%, 07/01/29	2,602	3,111
Pool# C31282 7.00%, 09/01/29	411	491
Pool# C31285 7.00%, 09/01/29	5,631	6,732
Pool# A18212 7.00%, 11/01/29	54,224	63,878
Pool# C32914 8.00%, 11/01/29	3,799	4,299
Pool# C37436 8.00%, 01/01/30	4,892	6,049
Pool# C36306 7.00%, 02/01/30	875	1,041
Pool# C36429 7.00%, 02/01/30	1,776	2,112
Pool# C00921 7.50%, 02/01/30	4,211	5,151
Pool# G01108 7.00%, 04/01/30	2,024	2,420
Pool# C37703 7.50%, 04/01/30	2,562	3,131
Pool# C41561 8.00%, 08/01/30	2,554	2,772
Pool# C01051 8.00%, 09/01/30	7,940	9,851
Pool# C43550 7.00%, 10/01/30	5,435	6,462
Pool# C44017 7.50%, 10/01/30	947	1,010
Pool# C43967 8.00%, 10/01/30	45,680	51,744
Pool# C44957 8.00%, 11/01/30	5,384	6,681
Pool# C01106 7.00%, 12/01/30	34,752	41,323
Pool# C01103 7.50%, 12/01/30	3,059	3,751
Pool# C01116 7.50%, 01/01/31	3,348	4,115
Pool# C46932 7.50%, 01/01/31	2,985	3,658
Pool# C47287 7.50%, 02/01/31	4,809	5,893
Pool# C48851 7.00%, 03/01/31	2,872	3,396
Pool# G01217 7.00%, 03/01/31	30,560	36,338
Pool# C48206 7.50%, 03/01/31	5,264	5,530
Pool# C91366 4.50%, 04/01/31	503,282	551,875
Pool# C91377 4.50%, 06/01/31	286,931	312,511
Pool# C53324 7.00%, 06/01/31	4,223	4,993
Pool# C01209 8.00%, 06/01/31	1,807	2,245
Pool# C54792 7.00%, 07/01/31	23,826	28,168
Pool# C55071 7.50%, 07/01/31	814	850
Pool# G01309 7.00%, 08/01/31	5,721	6,764
Pool# C01222 7.00%, 09/01/31	5,100	6,029
Pool# G01311 7.00%, 09/01/31	42,730	50,809
Pool# G01315 7.00%, 09/01/31	1,601	1,904
Pool# C58647 7.00%, 10/01/31	2,840	3,358
Pool# C58694 7.00%, 10/01/31	13,100	15,486
Pool# C60012 7.00%, 11/01/31	2,273	2,687
Pool# C61298 8.00%, 11/01/31	3,424	3,577
Pool# C61105 7.00%, 12/01/31	7,365	8,706
Pool# C01305 7.50%, 12/01/31	4,444	5,470
Pool# C62218 7.00%, 01/01/32	3,604	4,260
Pool# C63171 7.00%, 01/01/32	20,069	23,726
Pool# C64121 7.50%, 02/01/32	5,234	5,796
Pool# D99004 3.50%, 03/01/32	448,608	482,920
Pool# G30577 3.50%, 04/01/32	967,871	1,041,898
Pool# C01345 7.00%, 04/01/32	24,645	28,962
Pool# C66744 7.00%, 04/01/32	1,294	1,521
Pool# G01391 7.00%, 04/01/32	71,539	85,065
Pool# C65717 7.50%, 04/01/32	5,350	5,556
Pool# C01370 8.00%, 04/01/32	5,493	6,846
Pool# C66916 7.00%, 05/01/32	22,514	26,457
Pool# C67235 7.00%, 05/01/32	31,120	36,570
Pool# C01381 8.00%, 05/01/32	26,937	33,580

Pool# C68290 7.00%, 06/01/32	7,119	8,365
Pool# C68300 7.00%, 06/01/32	36,599	43,010
Pool# G01449 7.00%, 07/01/32	48,810	58,038
Pool# C68988 7.50%, 07/01/32	4,139	4,188
Pool# C69908 7.00%, 08/01/32	32,842	38,594
Pool# C70211 7.00%, 08/01/32	15,928	18,718

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C91558 3.50%, 09/01/32	$177,121	$190,668
Pool# C71089 7.50%, 09/01/32	6,071	6,313
Pool# G01536 7.00%, 03/01/33	42,481	49,922
Pool# A16419 6.50%, 11/01/33	27,915	32,128
Pool# A16522 6.50%, 12/01/33	176,704	203,369
Pool# A17177 6.50%, 12/01/33	14,942	17,065
Pool# C01806 7.00%, 01/01/34	36,844	43,297
Pool# A21356 6.50%, 04/01/34	114,146	130,663
Pool# C01851 6.50%, 04/01/34	100,916	115,518
Pool# A22067 6.50%, 05/01/34	158,705	181,669
Pool# A24301 6.50%, 05/01/34	122,771	140,536
Pool# A24988 6.50%, 07/01/34	55,791	63,864
Pool# G01741 6.50%, 10/01/34	59,692	69,073
Pool# G08023 6.50%, 11/01/34	106,780	122,231
Pool# A33137 6.50%, 01/01/35	34,787	39,820
Pool# A31989 6.50%, 04/01/35	28,561	32,520
Pool# G08064 6.50%, 04/01/35	75,058	85,463
Pool# G01947 7.00%, 05/01/35	57,705	67,811
Pool# G08073 5.50%, 08/01/35	765,863	839,407
Pool# A37135 5.50%, 09/01/35	1,555,432	1,704,795
Pool# A46935 6.50%, 09/01/35	47,765	54,386
Pool# A47368 5.00%, 10/01/35	907,284	1,001,832
Pool# A38255 5.50%, 10/01/35	972,090	1,065,436
Pool# A38531 5.50%, 10/01/35	1,455,753	1,595,545
Pool# G08088 6.50%, 10/01/35	413,372	470,675
Pool# A39759 5.50%, 11/01/35	82,199	90,092
Pool# A47682 6.50%, 11/01/35	69,479	79,111
Pool# A40376 5.50%, 12/01/35	79,807	87,470
Pool# A42305 5.50%, 01/01/36	234,997	256,755
Pool# A41548 7.00%, 01/01/36	72,033	83,134
Pool# G08111 5.50%, 02/01/36	1,633,961	1,785,248
Pool# A48303 7.00%, 02/01/36	13,283	15,342
Pool# A43452 5.50%, 03/01/36	50,125	54,766
Pool# A43861 5.50%, 03/01/36	718,682	785,224
Pool# A43884 5.50%, 03/01/36	1,344,467	1,503,360
Pool# A43885 5.50%, 03/01/36	1,030,631	1,155,687
Pool# A43886 5.50%, 03/01/36	1,664,430	1,861,138
Pool# A48378 5.50%, 03/01/36	881,489	988,448
Pool# G08116 5.50%, 03/01/36	297,303	324,830
Pool# G02198 4.50%, 05/01/36	1,086,892	1,170,884
Pool# A48735 5.50%, 05/01/36	112,928	123,384
Pool# A49960 7.00%, 06/01/36	12,317	14,226
Pool# G02390 6.00%, 09/01/36	1,149,837	1,265,821
Pool# A53039 6.50%, 10/01/36	195,139	220,264
Pool# A53219 6.50%, 10/01/36	112,363	128,030
Pool# G05254 5.00%, 01/01/37	1,034,115	1,125,754
Pool# G04331 5.00%, 02/01/37	855,272	931,063
Pool# G05941 6.00%, 02/01/37	4,783,826	5,279,827
Pool# G03620 6.50%, 10/01/37	32,504	37,060
Pool# G03721 6.00%, 12/01/37	503,339	553,324
Pool# G03826 6.00%, 01/01/38	514,437	565,524
Pool# G03969 6.00%, 02/01/38	521,261	573,027
Pool# G04913 5.00%, 03/01/38	1,824,080	1,982,017
Pool# G05299 4.50%, 06/01/38	1,690,975	1,821,648
Pool# G04473 5.50%, 06/01/38	1,925,414	2,098,271
Pool# G04581 6.50%, 08/01/38	1,132,641	1,291,402
Pool# A81674 6.00%, 09/01/38	2,407,079	2,646,121

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A85442 5.00%, 03/01/39	$2,237,879	$2,426,400
Pool# G05449 4.50%, 05/01/39	5,697,739	6,129,140
Pool# G05459 5.50%, 05/01/39	12,329,804	13,463,705
Pool# A86980 4.50%, 07/01/39	3,334,498	3,597,463
Pool# G05535 4.50%, 07/01/39	3,976,381	4,277,450
Pool# A88133 4.50%, 08/01/39	5,206,072	5,600,246
Pool# A89500 4.50%, 10/01/39	512,441	551,240
Pool# A91165 5.00%, 02/01/40	16,104,467	18,028,304
Pool# A91538 4.50%, 03/01/40	3,768,958	4,064,923
Pool# G05894 4.50%, 04/01/40	3,849,339	4,140,789
Pool# A93996 4.50%, 09/01/40	3,334,388	3,596,227
Pool# A95407 4.00%, 12/01/40	1,670,329	1,797,412
Pool# A96049 4.00%, 01/01/41	4,992,395	5,372,230
Pool# A96050 4.00%, 01/01/41	4,855,983	5,225,439
Pool# A97040 4.00%, 02/01/41	2,414,805	2,598,529
Pool# G06818 4.00%, 11/01/41	514,342	553,796
Pool# G06842 4.00%, 12/01/41	313,695	337,758
Pool# Q05783 4.00%, 01/01/42	918,390	988,838
Pool# G08477 3.50%, 02/01/42	1,815,473	1,948,088
Pool# G08479 3.50%, 03/01/42	3,784,314	4,065,477
Federal Home Loan Mortgage Corp. Gold Pool TBA 2.50%, 10/15/27	1,000,000	1,050,156
3.00%, 10/15/27	6,000,000	6,332,813
4.00%, 10/15/27	3,000,000	3,191,250
4.50%, 10/15/27	4,200,000	4,503,187
3.00%, 10/15/42	1,000,000	1,054,219
3.50%, 10/15/42	8,000,000	8,577,500
4.00%, 10/15/42	4,000,000	4,299,375
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41(a)	1,284,510	1,360,481
Pool# 2B0108 2.66%, 01/01/42(a)	464,136	488,049
Federal National Mortgage Association Pool
Pool# 822023 5.50%, 07/01/20	9,793	10,708
Pool# 826869 5.50%, 08/01/20	346,286	378,727
Pool# 835228 5.50%, 08/01/20	7,103	7,843
Pool# 825811 5.50%, 09/01/20	7,417	8,190
Pool# 832837 5.50%, 09/01/20	302,315	330,637
Pool# 839585 5.50%, 09/01/20	34,025	37,202
Pool# 811505 5.50%, 10/01/20	17,082	18,826
Pool# 829704 5.50%, 10/01/20	20,285	22,179
Pool# 838565 5.50%, 10/01/20	320,666	354,064
Pool# 838566 5.50%, 10/01/20	12,403	13,565
Pool# 840102 5.50%, 10/01/20	198,876	219,188
Pool# 841947 5.50%, 10/01/20	13,929	15,229
Pool# 843102 5.50%, 10/01/20	7,909	8,733
Pool# 839100 5.50%, 11/01/20	7,532	8,235
Pool# 840808 5.50%, 11/01/20	1,763	1,927
Pool# 847832 5.50%, 11/01/20	16,186	17,698
Pool# 847920 5.50%, 11/01/20	299,003	327,015
Pool# 830670 5.50%, 12/01/20	16,179	17,864
Pool# 866142 5.50%, 01/01/21	31,666	34,633
Pool# 788210 5.50%, 02/01/21	57,243	61,731
Pool# 837194 5.50%, 02/01/21	4,833	5,284
Pool# 867183 5.50%, 02/01/21	34,101	37,221
Pool# 811558 5.50%, 03/01/21	303,958	332,339
Pool# 870296 5.50%, 03/01/21	3,873	4,228
Pool# 878120 5.50%, 04/01/21	14,895	16,446
Pool# 878121 5.50%, 04/01/21	18,294	20,008
Pool# 811559 5.50%, 05/01/21	81,888	89,380
Pool# 879115 5.50%, 05/01/21	37,299	40,712

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 883922 5.50%, 05/01/21	$92,781	$101,444
Pool# 885440 5.50%, 05/01/21	6,710	7,409
Pool# 845489 5.50%, 06/01/21	3,321	3,625
Pool# 880950 5.50%, 07/01/21	124,485	135,875
Pool# 870092 5.50%, 08/01/21	4,636	5,060
Pool# 896599 5.50%, 08/01/21	2,465	2,690
Pool# 896605 5.50%, 08/01/21	3,542	3,866
Pool# 903350 5.00%, 10/01/21	15,866	17,290
Pool# 894126 5.50%, 10/01/21	2,512	2,742
Pool# 902789 5.50%, 11/01/21	180,257	196,750
Pool# 901509 5.00%, 12/01/21	18,348	19,995
Pool# 906708 5.00%, 12/01/21	204,716	223,095
Pool# 905586 5.50%, 12/01/21	180,644	197,172
Pool# 906205 5.50%, 01/01/22	6,726	7,341
Pool# 906317 5.50%, 01/01/22	9,002	9,825
Pool# 928106 5.50%, 02/01/22	210,244	229,480
Pool# 913889 5.50%, 03/01/22	83,414	91,203
Pool# 914385 5.50%, 03/01/22	5,517	6,022
Pool# 913323 5.50%, 04/01/22	9,857	10,759
Pool# 913331 5.50%, 05/01/22	14,503	15,830
Pool# 899438 5.50%, 06/01/22	128,885	140,678
Pool# 939673 5.50%, 06/01/22	33,281	36,326
Pool# 928711 6.00%, 09/01/22	416,100	460,126
Pool# AA2549 4.00%, 04/01/24	1,269,702	1,358,865

Pool# 934863 4.00%, 06/01/24	2,496,743	2,672,072
Pool# AC1374 4.00%, 08/01/24	867,573	949,373
Pool# AC1529 4.50%, 09/01/24	2,794,174	3,017,022
Pool# AD0244 4.50%, 10/01/24	344,527	372,004
Pool# AD4089 4.50%, 05/01/25	2,381,842	2,577,759
Pool# 890216 4.50%, 07/01/25	685,965	742,389
Pool# AB1609 4.00%, 10/01/25	1,384,361	1,481,143
Pool# AH1361 3.50%, 12/01/25	827,591	894,389
Pool# AH1518 3.50%, 12/01/25	671,200	714,888
Pool# AH2717 3.50%, 01/01/26	1,290,077	1,374,047
Pool# AH5616 3.50%, 02/01/26	3,082,446	3,283,080
Pool# AJ4093 3.50%, 10/01/26	2,441,198	2,600,094
Pool# AB4277 3.00%, 01/01/27	2,726,686	2,895,035
Pool# 930998 4.50%, 04/01/29	525,204	570,121
Pool# AH1515 4.00%, 12/01/30	1,975,313	2,143,876
Pool# AD0716 6.50%, 12/01/30	6,153,537	7,092,981
Pool# AB2121 4.00%, 01/01/31	305,279	331,330
Pool# MA0641 4.00%, 02/01/31	1,579,730	1,714,535
Pool# 560868 7.50%, 02/01/31	880	910
Pool# 607212 7.50%, 10/01/31	40,815	50,013
Pool# MA0895 3.50%, 11/01/31	1,659,461	1,787,106
Pool# 607632 6.50%, 11/01/31	265	308
Pool# MA1029 3.50%, 04/01/32	958,657	1,032,397
Pool# 545556 7.00%, 04/01/32	20,050	24,047
Pool# AO2565 3.50%, 05/01/32	303,073	326,385
Pool# 545605 7.00%, 05/01/32	25,579	30,094
Pool# AO5103 3.50%, 06/01/32	668,208	719,606
Pool# MA1107 3.50%, 07/01/32	122,552	131,978
Pool# 651361 7.00%, 07/01/32	16,418	19,666
Pool# AP1990 3.50%, 08/01/32	406,104	437,342
Pool# AP1997 3.50%, 08/01/32	153,698	165,521

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA1166 3.50%, 09/01/32	$706,434	$760,773
Pool# 661664 7.50%, 09/01/32	20,065	20,790
Pool# 689741 5.50%, 02/01/33	81,893	90,880
Pool# 656559 6.50%, 02/01/33	157,238	179,733
Pool# 555346 5.50%, 04/01/33	298,199	335,956
Pool# 713560 5.50%, 04/01/33	28,218	31,314
Pool# 694846 6.50%, 04/01/33	27,062	31,127
Pool# 701261 7.00%, 04/01/33	1,983	2,372
Pool# 555421 5.00%, 05/01/33	8,682,422	9,541,942
Pool# 555684 5.50%, 07/01/33	68,251	75,741
Pool# 720087 5.50%, 07/01/33	1,691,862	1,877,532
Pool# 728721 5.50%, 07/01/33	195,732	217,212
Pool# 743235 5.50%, 10/01/33	123,583	137,956
Pool# 750229 6.50%, 10/01/33	106,892	122,318
Pool# 755872 5.50%, 12/01/33	1,327,488	1,473,171
Pool# 725221 5.50%, 01/01/34	35,657	39,570
Pool# 725223 5.50%, 03/01/34	3,780	4,195
Pool# 725228 6.00%, 03/01/34	2,884,256	3,238,134
Pool# 725425 5.50%, 04/01/34	2,302,640	2,541,622
Pool# 725423 5.50%, 05/01/34	192,173	213,263
Pool# 725594 5.50%, 07/01/34	860,066	949,614
Pool# 788027 6.50%, 09/01/34	139,614	159,721
Pool# 807310 7.00%, 11/01/34	15,988	19,085
Pool# 735141 5.50%, 01/01/35	2,856,917	3,154,374
Pool# 889852 5.50%, 05/01/35	71,389	79,224

Pool# 995203 5.00%, 07/01/35	7,080,453	7,780,855
Pool# 256023 6.00%, 12/01/35	2,405,949	2,679,840
Pool# 745418 5.50%, 04/01/36	562,868	620,769
Pool# 745516 5.50%, 05/01/36	326,439	360,019
Pool# 889745 5.50%, 06/01/36	36,143	40,109
Pool# 888635 5.50%, 09/01/36	926,844	1,028,559
Pool# 995065 5.50%, 09/01/36	1,647,597	1,812,449
Pool# 907252 7.00%, 12/01/36	113,281	135,119
Pool# 923834 7.00%, 04/01/37	214,910	256,634
Pool# 995024 5.50%, 08/01/37	626,304	691,513
Pool# 925172 7.00%, 08/01/37	20,957	25,026
Pool# 995050 6.00%, 09/01/37	7,439,531	8,234,133
Pool# 947831 7.00%, 10/01/37	257,011	306,909
Pool# 955194 7.00%, 11/01/37	574,128	685,593
Pool# 928940 7.00%, 12/01/37	194,569	232,344
Pool# 257137 7.00%, 03/01/38	11,545	13,801
Pool# 974965 5.00%, 04/01/38	6,877,364	7,503,388
Pool# 257409 7.00%, 10/01/38	298,884	357,283
Pool# 990810 7.00%, 10/01/38	543,363	649,531
Pool# 190396 4.50%, 06/01/39	5,930,596	6,421,128
Pool# AA9611 4.00%, 07/01/39	4,072,856	4,392,412
Pool# AA9809 4.50%, 07/01/39	7,741,784	8,382,123
Pool# AC0397 4.50%, 07/01/39	1,667,266	1,805,169
Pool# 994002 4.00%, 08/01/39	4,436,317	4,870,343
Pool# AC1454 4.00%, 08/01/39	4,892,914	5,276,811
Pool# AC1921 4.00%, 09/01/39	2,298,480	2,478,818
Pool# AC2651 4.00%, 10/01/39	1,555,082	1,677,094
Pool# AC7249 4.00%, 11/01/39	2,261,568	2,439,010
Pool# AC9895 3.26%, 04/01/40(a)	4,851,906	5,112,630
Pool# AC9890 3.28%, 04/01/40(a)	7,604,322	8,015,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AD2888 4.50%, 04/01/40	$2,734,814	$2,969,562
Pool# AD7992 4.50%, 07/01/40	2,534,859	2,752,444
Pool# AB1388 4.50%, 08/01/40	3,439,808	3,735,071
Pool# AD9153 4.50%, 08/01/40	3,971,576	4,312,485
Pool# AD8536 5.00%, 08/01/40	1,887,928	2,078,391
Pool# AB1500 4.00%, 09/01/40	775,391	836,470
Pool# AB1735 3.50%, 11/01/40	38,105	41,013
Pool# 932888 3.50%, 01/01/41	584,312	635,831
Pool# 932891 3.50%, 01/01/41	97,653	105,958
Pool# AB2066 3.50%, 01/01/41	1,124,073	1,219,670
Pool# AB2067 3.50%, 01/01/41	1,094,202	1,181,445
Pool# AB2068 3.50%, 01/01/41	642,662	691,694
Pool# AE6392 4.00%, 02/01/41	1,593,511	1,719,534
Pool# AL0390 5.00%, 05/01/41	3,381,763	3,742,434
Pool# AB3314 4.50%, 07/01/41	7,251,935	7,888,017
Pool# AJ1249 3.30%, 09/01/41(a)	1,853,658	1,966,220
Pool# AL0761 5.00%, 09/01/41	871,903	964,893
Pool# AJ5916 4.00%, 11/01/41	5,462,311	5,894,297
Pool# AJ4861 4.00%, 12/01/41	629,121	678,875
Pool# AJ7689 4.00%, 12/01/41	6,128,351	6,613,010
Pool# AK0714 2.46%, 02/01/42(a)	432,346	452,184
Pool# AK5132 3.50%, 03/01/42	5,670,152	6,087,693
Pool# AK6984 4.00%, 03/01/42	314,792	341,949
Pool# AO4647 3.50%, 06/01/42	2,482,825	2,679,235
Pool# AB6017 3.50%, 08/01/42	2,984,376	3,204,141
Federal National Mortgage Association Pool TBA 2.50%, 10/25/27	4,000,000	4,203,750
3.00%, 10/25/27	12,000,000	12,720,000
4.00%, 10/25/27	4,000,000	4,277,500
4.50%, 10/25/27	2,600,000	2,805,156
5.00%, 10/25/27	4,900,000	5,319,563
3.00%, 10/25/42	4,000,000	4,222,500
3.50%, 10/25/42	12,500,000	13,406,250
4.00%, 10/25/42	3,000,000	3,232,031
4.50%, 10/25/42	1,000,000	1,082,344
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	1,243	1,466
Pool# 376510 7.00%, 05/15/24	3,794	4,469
Pool# 457801 7.00%, 08/15/28	6,382	7,666
Pool# 486936 6.50%, 02/15/29	4,372	5,176
Pool# 502969 6.00%, 03/15/29	13,710	15,597
Pool# 487053 7.00%, 03/15/29	5,465	6,559
Pool# 781014 6.00%, 04/15/29	11,665	13,238
Pool# 509099 7.00%, 06/15/29	4,416	5,319
Pool# 470643 7.00%, 07/15/29	17,453	20,949
Pool# 434505 7.50%, 08/15/29	310	376
Pool# 416538 7.00%, 10/15/29	959	1,145
Pool# 524269 8.00%, 11/15/29	9,395	9,644
Pool# 781124 7.00%, 12/15/29	27,294	32,944
Pool# 507396 7.50%, 09/15/30	95,074	111,106
Pool# 531352 7.50%, 09/15/30	9,248	11,371
Pool# 536334 7.50%, 10/15/30	239	249
Pool# 540659 7.00%, 01/15/31	1,087	1,291
Pool# 486019 7.50%, 01/15/31	2,391	2,806
Pool# 535388 7.50%, 01/15/31	2,491	2,769
Pool# 537406 7.50%, 02/15/31	1,173	1,277
Pool# 528589 6.50%, 03/15/31	72,951	87,029
Pool# 508473 7.50%, 04/15/31	13,665	16,627
Pool# 544470 8.00%, 04/15/31	4,046	4,151

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 781287 7.00%, 05/15/31	$14,029	$16,886
Pool# 549742 7.00%, 07/15/31	6,295	7,530
Pool# 781319 7.00%, 07/15/31	4,384	5,231
Pool# 485879 7.00%, 08/15/31	15,358	18,372
Pool# 572554 6.50%, 09/15/31	151,985	180,947
Pool# 555125 7.00%, 09/15/31	982	988
Pool# 781328 7.00%, 09/15/31	13,368	16,082
Pool# 550991 6.50%, 10/15/31	3,451	4,106
Pool# 571267 7.00%, 10/15/31	1,472	1,761
Pool# 574837 7.50%, 11/15/31	3,065	3,196
Pool# 555171 6.50%, 12/15/31	1,678	1,998
Pool# 781380 7.50%, 12/15/31	4,090	5,019
Pool# 781481 7.50%, 01/15/32	20,461	25,046
Pool# 580972 6.50%, 02/15/32	3,399	4,055
Pool# 781401 7.50%, 02/15/32	10,777	13,237
Pool# 781916 6.50%, 03/15/32	250,950	291,521
Pool# 552474 7.00%, 03/15/32	10,612	12,665
Pool# 781478 7.50%, 03/15/32	7,245	8,883
Pool# 781429 8.00%, 03/15/32	11,684	14,519
Pool# 781431 7.00%, 04/15/32	48,729	57,998
Pool# 568715 7.00%, 05/15/32	52,427	62,567
Pool# 552616 7.00%, 06/15/32	60,337	71,662
Pool# 570022 7.00%, 07/15/32	62,069	74,074
Pool# 583645 8.00%, 07/15/32	7,231	8,001
Pool# 595077 6.00%, 10/15/32	26,659	30,429

Pool# 596657 7.00%, 10/15/32	6,127	7,312
Pool# 552903 6.50%, 11/15/32	260,653	311,853
Pool# 552952 6.00%, 12/15/32	32,116	36,656
Pool# 588192 6.00%, 02/15/33	13,604	15,757
Pool# 602102 6.00%, 02/15/33	30,426	34,651
Pool# 553144 5.50%, 04/15/33	131,821	147,579
Pool# 604243 6.00%, 04/15/33	61,349	69,870
Pool# 611526 6.00%, 05/15/33	27,522	31,344
Pool# 553320 6.00%, 06/15/33	76,154	87,842
Pool# 572733 6.00%, 07/15/33	11,122	12,667
Pool# 573916 6.00%, 11/15/33	61,126	69,616
Pool# 604788 6.50%, 11/15/33	211,422	252,951
Pool# 604875 6.00%, 12/15/33	131,208	149,431
Pool# 781688 6.00%, 12/15/33	138,825	158,605
Pool# 781690 6.00%, 12/15/33	58,149	67,373
Pool# 781699 7.00%, 12/15/33	21,955	26,165
Pool# 621856 6.00%, 01/15/34	56,196	63,790
Pool# 564799 6.00%, 03/15/34	336,544	384,126
Pool# 630038 6.50%, 08/15/34	107,643	129,056
Pool# 781804 6.00%, 09/15/34	173,293	200,871
Pool# 781847 6.00%, 12/15/34	155,943	177,731
Pool# 486921 5.50%, 02/15/35	54,767	61,143
Pool# 781902 6.00%, 02/15/35	143,884	166,677
Pool# 781933 6.00%, 06/15/35	22,599	26,169
Pool# 649454 5.50%, 09/15/35	768,660	858,141
Pool# 649510 5.50%, 10/15/35	1,241,167	1,395,121
Pool# 649513 5.50%, 10/15/35	1,701,238	1,899,282
Pool# 652207 5.50%, 03/15/36	863,131	961,183
Pool# 652539 5.00%, 05/15/36	97,508	107,766
Pool# 655519 5.00%, 05/15/36	123,286	136,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 606308 5.50%, 05/15/36	$168,852	$188,033
Pool# 606314 5.50%, 05/15/36	69,614	77,522
Pool# 657912 6.50%, 08/15/36	32,025	37,721
Pool# 697957 4.50%, 03/15/39	11,256,547	12,402,554
Pool# 704630 5.50%, 07/15/39	250,086	278,261
Pool# 722292 5.00%, 09/15/39	5,805,682	6,423,702
Pool# 782803 6.00%, 11/15/39	4,165,015	4,709,194
Pool# 733312 4.00%, 09/15/40	232,356	260,618
Pool# 742235 4.00%, 12/15/40	756,977	836,511
Pool# 690662 4.00%, 01/15/41	143,734	161,217
Pool# 719486 4.00%, 01/15/41	107,440	120,508
Pool# 742244 4.00%, 01/15/41	580,913	651,569
Pool# 753826 4.00%, 01/15/41	174,899	195,625
Pool# 755958 4.00%, 01/15/41	590,119	661,894
Pool# 755959 4.00%, 01/15/41	438,413	492,559
Pool# 759075 4.00%, 01/15/41	441,491	496,017
Pool# 757555 4.00%, 02/15/41	73,382	82,445
Pool# 757557 4.00%, 02/15/41	112,323	125,984
Pool# 759207 4.00%, 02/15/41	842,391	946,430
Pool# 738107 4.00%, 03/15/41	1,790,428	1,999,245
Pool# 779718 4.00%, 11/15/41	231,134	255,418
Pool# 552649 4.00%, 12/15/41	594,996	657,511
Pool# 778869 4.00%, 02/15/42	963,075	1,075,398
Government National Mortgage Association I Pool TBA 3.50%, 10/15/42	5,000,000	5,478,906
4.00%, 10/15/42	1,200,000	1,323,000
4.50%, 10/15/42	5,000,000	5,488,281
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	3,271,504	3,656,873
Pool# G24245 6.00%, 09/20/38	1,596,099	1,804,376
Pool# G24559 5.00%, 10/20/39	3,078,647	3,418,329
Pool# G24715 5.00%, 06/20/40	692,113	769,782
Pool# G24747 5.00%, 07/20/40	8,498,072	9,470,164
Pool# G24771 4.50%, 08/20/40	7,288,329	8,092,145
Pool# G24802 5.00%, 09/20/40	4,787,627	5,335,282
Pool# G24834 4.50%, 10/20/40	1,515,506	1,682,648
Pool# 737727 4.00%, 12/20/40	4,327,491	4,846,597
Pool# 737730 4.00%, 12/20/40	1,155,618	1,294,240
Pool# G24923 4.50%, 01/20/41	2,246,623	2,493,551
Pool# G24978 4.50%, 03/20/41	381,911	422,780
Pool# G25017 4.50%, 04/20/41	4,658,246	5,170,237
Pool# G25056 5.00%, 05/20/41	1,445,565	1,607,771
Pool# G25082 4.50%, 06/20/41	1,578,754	1,747,224
Pool# G25175 4.50%, 09/20/41	1,619,985	1,798,039
Pool# G2675523 3.50%, 03/20/42	970,822	1,066,430
Pool# G25332 4.00%, 03/20/42	1,615,038	1,779,498
Pool# G2MA0022 3.50%, 04/20/42	980,106	1,073,567
Pool# G2MA0023 4.00%, 04/20/42	3,166,625	3,488,767
Pool# G2MA0089 4.00%, 05/20/42	2,930,649	3,222,630
3.50%, 07/20/42	4,975,986	5,450,482
Government National Mortgage Association II Pool TBA
3.00%, 10/15/42	2,000,000	2,142,187
3.50%, 10/15/42	9,000,000	9,843,749

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool TBA (continued)
4.00%, 10/15/42	$2,600,000	$2,861,625

Total U.S. Government Mortgage Backed Agencies (cost $564,552,367)		591,192,795

U.S. Government Sponsored & Agency Obligations 4.9%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$695,000	$820,098
Federal Home Loan Banks 3.63%, 10/18/13	5,000,000	5,177,215
0.38%, 11/27/13	25,000,000	25,043,800
4.88%, 05/17/17	1,125,000	1,341,567
5.25%, 06/05/17	7,000,000	8,412,271
5.50%, 07/15/36	1,500,000	2,078,244
Federal Home Loan Mortgage Corp. 4.38%, 07/17/15	7,214,000	8,011,349
1.75%, 09/10/15	900,000	935,338
3.75%, 03/27/19	1,870,000	2,179,206
2.38%, 01/13/22	3,000,000	3,147,120
6.75%, 09/15/29	557,000	848,838
6.25%, 07/15/32	1,245,000	1,879,116
Federal National Mortgage Association 2.50%, 05/15/14(b)	4,800,000	4,973,131
3.00%, 09/16/14	5,325,000	5,612,263
0.50%, 09/19/14	7,000,000	7,008,799
4.63%, 10/15/14	1,779,000	1,935,799
0.38%, 03/16/15	7,000,000	7,003,493
4.38%, 10/15/15	1,618,000	1,811,605
5.38%, 06/12/17	1,995,000	2,418,838
Financing Corp. (FICO) 9.80%, 11/30/17	18,000	25,688
Tennessee Valley Authority 6.25%, 12/15/17	50,000	63,728
4.50%, 04/01/18	4,635,000	5,518,774
4.88%, 01/15/48	500,000	636,733

Total U.S. Government Sponsored & Agency Obligations (cost $90,687,953)		96,883,013

U.S. Treasury Bonds 6.5%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.75%, 05/15/17(b)	$124,000	$170,345
8.13%, 08/15/19	1,900,000	2,806,359
8.50%, 02/15/20	2,138,000	3,265,462
8.00%, 11/15/21(b)	3,710,000	5,811,077
6.25%, 08/15/23	17,181,000	24,931,246
6.88%, 08/15/25(b)	1,613,000	2,514,767
5.38%, 02/15/31	5,337,000	7,719,469
4.50%, 02/15/36	2,620,000	3,495,242
5.00%, 05/15/37	305,000	436,770
3.50%, 02/15/39	2,285,000	2,623,109
4.25%, 05/15/39	5,595,000	7,249,895
4.50%, 08/15/39	2,380,000	3,203,332
4.38%, 11/15/39(b)	8,245,000	10,897,573
4.63%, 02/15/40	7,395,000	10,149,638
4.38%, 05/15/40	2,600,000	3,439,719
3.88%, 08/15/40	1,000,000	1,221,719
4.25%, 11/15/40	3,400,000	4,414,689
4.75%, 02/15/41(b)	7,400,000	10,370,404
4.38%, 05/15/41	1,500,000	1,987,500
3.75%, 08/15/41(b)	8,000,000	9,565,000
3.13%, 11/15/41	9,100,000	9,694,339
3.13%, 02/15/42	2,000,000	2,127,500

Total U.S. Treasury Bonds (cost $104,453,417)		128,095,154

U.S. Treasury Notes 29.0%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 10/15/13(b)	$11,000,000	$11,034,375
0.25%, 10/31/13(b)	20,000,000	20,010,940
0.25%, 11/30/13	10,000,000	10,005,080
0.13%, 12/31/13	17,000,000	16,982,065
0.25%, 01/31/14	10,000,000	10,004,690
1.88%, 02/28/14(b)	15,000,000	15,349,800
1.75%, 03/31/14(b)	7,655,000	7,829,029
1.88%, 04/30/14(b)	10,525,000	10,797,576
0.25%, 05/31/14	25,000,000	25,007,800
2.25%, 05/31/14	14,000,000	14,467,026
2.38%, 08/31/14	1,302,000	1,354,843
2.38%, 09/30/14	5,605,000	5,843,213
0.38%, 11/15/14(b)	18,000,000	18,043,596
2.13%, 11/30/14	5,230,000	5,439,608
0.25%, 02/15/15(b)	16,500,000	16,489,688
4.00%, 02/15/15	3,250,000	3,535,646
2.38%, 02/28/15(b)	5,225,000	5,487,880
2.50%, 04/30/15	7,475,000	7,900,141
0.25%, 05/15/15	7,000,000	6,992,888
4.13%, 05/15/15(b)	1,748,000	1,922,391
1.75%, 07/31/15(b)	3,860,000	4,016,813
1.25%, 08/31/15(b)	14,800,000	15,202,382
1.25%, 09/30/15	6,700,000	6,885,818
4.50%, 11/15/15	6,372,000	7,193,886
1.38%, 11/30/15(b)	7,000,000	7,225,862
2.13%, 02/29/16(b)	3,500,000	3,708,632
2.38%, 03/31/16(b)	2,000,000	2,137,968
2.00%, 04/30/16(b)	9,000,000	9,512,577
3.25%, 06/30/16	6,135,000	6,779,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued) 1.00%, 08/31/16	$15,000,000	$15,318,750
3.00%, 08/31/16(b)	14,000,000	15,387,974
1.00%, 09/30/16(b)	4,000,000	4,085,000
3.00%, 09/30/16(b)	2,460,000	2,706,962
0.88%, 11/30/16(b)	7,000,000	7,113,204
0.88%, 12/31/16	7,500,000	7,617,187
3.25%, 12/31/16(b)	12,650,000	14,109,696
0.88%, 01/31/17	4,000,000	4,061,248
4.63%, 02/15/17(b)	6,365,000	7,490,313
0.88%, 02/28/17(b)	28,500,000	28,938,643
3.00%, 02/28/17(b)	2,475,000	2,741,062
1.00%, 03/31/17	6,000,000	6,120,000
0.88%, 04/30/17	2,000,000	2,028,282
4.50%, 05/15/17(b)	5,775,000	6,811,341
0.75%, 06/30/17	23,000,000	23,174,294
2.50%, 06/30/17	3,530,000	3,846,320
0.50%, 07/31/17	8,000,000	7,960,624
1.88%, 08/31/17(b)	5,000,000	5,307,420
4.25%, 11/15/17	3,710,000	4,380,408
2.25%, 11/30/17	4,400,000	4,754,750
2.38%, 05/31/18(b)	8,000,000	8,710,624
1.38%, 09/30/18	13,000,000	13,410,306
1.38%, 11/30/18(b)	5,000,000	5,153,515
1.38%, 12/31/18(b)	8,000,000	8,239,376
3.63%, 08/15/19(b)	26,080,000	30,631,768
1.00%, 08/31/19	3,000,000	2,992,500
3.38%, 11/15/19(b)	5,360,000	6,214,250
3.63%, 02/15/20(b)	6,430,000	7,577,356
3.50%, 05/15/20(b)	19,400,000	22,714,665
3.13%, 05/15/21	5,000,000	5,715,625
2.13%, 08/15/21	1,500,000	1,586,718
1.75%, 05/15/22	4,000,000	4,056,248

Total U.S. Treasury Notes (cost $543,690,586)		568,117,817

Yankee Dollars 0.6%

	Principal Amount	Market Value
Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	$50,000	$50,350
6.13%, 01/15/41	150,000	188,318
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	159,803

		398,471

Commercial Banks 0.1%
BBVA US Senior SAU, 3.25%, 05/16/14	600,000	595,392
Westpac Banking Corp., 4.63%, 06/01/18	147,000	157,668

		753,060

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	220,000	317,243
8.88%, 03/01/26	156,000	251,640

		568,883

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	74,000	81,118

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	500,000	579,055
TransCanada PipeLines Ltd., 5.85%, 03/15/36	750,000	984,991

		1,564,046

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	80,000	106,901
Teck Resources Ltd., 3.85%, 08/15/17	100,000	107,039
Xstrata Canada Corp., 6.20%, 06/15/35	177,000	190,152

		404,092

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	280,000	305,811
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	365,000	432,810
Encana Corp. 4.75%, 10/15/13	339,000	351,924
6.50%, 08/15/34	350,000	415,867
Nexen, Inc. 5.88%, 03/10/35	133,000	157,277
6.40%, 05/15/37	350,000	444,293
Noble Holding International Ltd. 4.63%, 03/01/21	300,000	333,239
3.95%, 03/15/22	500,000	524,660
Petro-Canada, 5.95%, 05/15/35	271,000	330,953
Statoil ASA, 6.80%, 01/15/28	350,000	490,083
Suncor Energy, Inc., 6.10%, 06/01/18	805,000	992,832
Talisman Energy, Inc. 7.25%, 10/15/27	133,000	170,656

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued) 5.75%, 05/15/35	$350,000	$381,991

		5,332,396

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	400,000	406,160

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	242,000	342,355
6.20%, 06/01/36	236,000	323,143

		665,498

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	413,000	595,126

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	109,740

Total Yankee Dollars (cost $9,215,129)		10,878,590

Mutual Fund 6.1%

	Shares	Market Value
Money Market Fund 6.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (f)	118,560,464	$118,560,464

Total Mutual Fund (cost $118,560,464)		118,560,464

Repurchase Agreements 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $5,000,083, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63%—1.38%, maturing 12/28/12—07/25/17; total market value $5,100,024.(g)	$5,000,000	$5,000,000
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $3,938,069, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $4,016,779.(g)	3,937,993	3,937,993

Total Repurchase Agreements (cost $8,937,993)		8,937,993

TBA Sale Commitment (0.1)%
U.S. Government Mortgage Backed Agency
Federal Home Loan Mortgage Corp. Gold Pool TBA 5.50%, 10/15/27	(1,000,000)	(1,075,742)

Total TBA Sale Commitment (cost $(1,080,000))		(1,075,742)

Total Investments (cost $1,927,644,107) (h) — 105.6%		2,067,780,758
Liabilities in excess of other assets — (5.6)%		(110,180,527)

NET ASSETS — 100.0%		$1,957,600,231

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $325,878,148, which was collateralized by repurchase agreements with a total value of $8,937,993 and $320,447,858 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.22% - 9.50% and maturity dates ranging from 10/01/12 - 01/16/51, a total value of $329,385,851.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2012.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $5,404,854 which represents 0.28% of net assets.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of September 30, 2012.
(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $8,937,993.
(h)	At September 30, 2012, the tax basis cost of the Fund's investments was $1,929,033,734, tax unrealized appreciation and depreciation were $139,027,108 and $(280,084), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$4,314,245	$—	$4,314,245
Commercial Mortgage Backed Securities	—	36,175,471	—	36,175,471
Corporate Bonds	—	434,883,834	—	434,883,834
Municipal Bonds	—	18,750,627	—	18,750,627
Mutual Fund	118,560,464	—	—	118,560,464
Repurchase Agreements	—	8,937,993	—	8,937,993
Sovereign Bonds	—	52,066,497	—	52,066,497
U.S. Government Mortgage Backed Agencies	—	591,192,795	—	591,192,795
U.S. Government Sponsored & Agency Obligations	—	96,883,013	—	96,883,013
U.S. Treasury Bonds	—	128,095,154	—	128,095,154
U.S. Treasury Notes	—	568,117,817	—	568,117,817
Yankee Dollars	—	10,878,590	—	10,878,590

Total Assets	$118,560,464	$1,950,296,036	$—	$2,068,856,500

Liabilities:
U.S. Government Mortgage Backed Agency	—	(1,075,742)	—	(1,075,742)

Total Liabilities	$—	$(1,075,742)	$—	$(1,075,742)

Total	$118,560,464	$1,949,220,294	$—	$2,067,780,758

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT CardinalSM Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.2%
NVIT Multi-Manager International Growth Fund, Class Y (a)	523,020	$5,104,671
NVIT Multi-Manager International Value Fund, Class Y (a)	654,988	5,927,639
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	615,729	6,631,403
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	873,060	8,067,073
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	237,746	2,546,262
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	288,412	2,907,193
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	61,981	1,116,899
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	159,907	1,842,131
NVIT Multi-Manager Small Company Fund, Class Y *(a)	37,690	728,542

Total Equity Funds (cost $33,128,316)		34,871,813

Fixed Income Funds 4.9%
NVIT Core Bond Fund, Class Y (a)	76,841	884,445
NVIT Core Plus Bond Fund, Class Y (a)	73,805	887,869

Total Fixed Income Funds (cost $1,684,529)		1,772,314

Total Mutual Funds (cost $34,812,845)		36,644,127

Total Investments (cost $34,812,845) (b) — 100.1%		36,644,127
Liabilities in excess of other assets — (0.1)%		(20,250)

NET ASSETS — 100.0%		$36,623,877

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $34,934,141, tax unrealized appreciation and depreciation were $2,033,741 and $(323,755), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT CardinalSM Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$36,644,127	$—	$—	$36,644,127

Total	$36,644,127	$—	$—	$36,644,127

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT CardinalSM Balanced Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 51.0%
NVIT Multi-Manager International Growth Fund, Class Y (a)	10,401,181	$101,515,523
NVIT Multi-Manager International Value Fund, Class Y (a)	13,293,106	120,302,606
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	17,461,691	188,062,415
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	25,784,347	238,247,367
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	4,729,771	50,655,852
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	8,364,633	84,315,497
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	959,162	17,284,106
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	2,968,551	34,197,703
NVIT Multi-Manager Small Company Fund, Class Y *(a)	874,688	16,907,711

Total Equity Funds (cost $766,467,201)		851,488,780

Fixed Income Funds 46.1%
NVIT Core Bond Fund, Class Y (a)	19,967,121	229,821,558
NVIT Core Plus Bond Fund, Class Y (a)	19,177,846	230,709,484
NVIT Short-Term Bond Fund, Class Y (a)	29,029,485	310,325,195

Total Fixed Income Funds (cost $730,867,193)		770,856,237

Money Market Fund 2.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	48,586,235	48,586,235

Total Money Market Fund (cost $48,586,235)		48,586,235

Total Mutual Funds (cost $1,545,920,629)		1,670,931,252

Total Investments (cost $1,545,920,629) (c) — 100.0%		1,670,931,252
Liabilities in excess of other assets — 0.0%†		(516,711)

NET ASSETS — 100.0%		$1,670,414,541

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,546,678,636, tax unrealized appreciation and depreciation were $124,252,616 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT CardinalSM Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,670,931,252	$—	$—	$1,670,931,252

Total	$1,670,931,252	$—	$—	$1,670,931,252

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 70.8%
NVIT Multi-Manager International Growth Fund, Class Y (a)	22,439,119	$219,005,797
NVIT Multi-Manager International Value Fund, Class Y (a)	30,054,259	271,991,044
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	34,252,433	368,898,705
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	47,681,788	440,579,723
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	9,069,832	97,137,898
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	16,843,939	169,786,905
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	2,759,348	49,723,454
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	6,405,312	73,789,194
NVIT Multi-Manager Small Company Fund, Class Y *(a)	1,258,002	24,317,186

Total Equity Funds (cost $1,576,322,731)		1,715,229,906

Fixed Income Funds 29.2%
NVIT Core Bond Fund, Class Y (a)	20,507,721	236,043,870
NVIT Core Plus Bond Fund, Class Y (a)	19,697,652	236,962,748
NVIT Short-Term Bond Fund, Class Y (a)	21,968,695	234,845,350

Total Fixed Income Funds (cost $671,382,181)		707,851,968

Total Mutual Funds (cost $2,247,704,912)		2,423,081,874

Total Investments (cost $2,247,704,912) (b) — 100.0%		2,423,081,874
Liabilities in excess of other assets — 0.0%†		(755,961)

NET ASSETS — 100.0%		$2,422,325,913

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $2,249,266,031, tax unrealized appreciation and depreciation were $176,992,962 and $(3,177,119), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,423,081,874	$—	$—	$2,423,081,874

Total	$2,423,081,874	$—	$—	$2,423,081,874

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Cardinal Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 20.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	1,514,471	$14,781,238
NVIT Multi-Manager International Value Fund, Class Y (a)	2,489,270	22,527,895
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	3,466,831	37,337,770
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	5,630,655	52,027,251
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	688,644	7,375,377
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	1,461,442	14,731,334

Total Equity Funds (cost $138,305,480)		148,780,865

Fixed Income Funds 74.5%
NVIT Core Bond Fund, Class Y (a)	12,455,037	143,357,476
NVIT Core Plus Bond Fund, Class Y (a)	11,963,119	143,916,325
NVIT Short-Term Bond Fund, Class Y (a)	23,350,749	249,619,512

Total Fixed Income Funds (cost $515,231,255)		536,893,313

Money Market Fund 4.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	35,360,006	35,360,006

Total Money Market Fund (cost $35,360,006)		35,360,006

Total Mutual Funds (cost $688,896,741)		721,034,184

Total Investments (cost $688,896,741) (c) — 100.0%		721,034,184
Liabilities in excess of other assets — 0.0%†		(241,378)

NET ASSETS — 100.0%		$720,792,806

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $688,999,785, tax unrealized appreciation and depreciation were $32,094,142 and $(59,743), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Cardinal Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$721,034,184	$—	$—	$721,034,184

Total	$721,034,184	$—	$—	$721,034,184

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT CardinalSM Moderate Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 60.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	16,210,269	$158,212,225
NVIT Multi-Manager International Value Fund, Class Y (a)	22,840,723	206,708,547
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	27,572,298	296,953,644
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	39,366,681	363,748,129
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	8,424,384	90,225,151
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	13,409,873	135,171,515
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	1,281,368	23,090,254
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	5,949,617	68,539,593
NVIT Multi-Manager Small Company Fund, Class Y *(a)	1,168,443	22,585,995

Total Equity Funds (cost $1,247,950,236)		1,365,235,053

Fixed Income Funds 37.2%
NVIT Core Bond Fund, Class Y (a)	22,855,227	263,063,665
NVIT Core Plus Bond Fund, Class Y (a)	21,952,676	264,090,697
NVIT Short-Term Bond Fund, Class Y (a)	28,564,404	305,353,480

Total Fixed Income Funds (cost $790,999,409)		832,507,842

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	43,252,495	43,252,495

Total Money Market Fund (cost $43,252,495)		43,252,495

Total Mutual Funds (cost $2,082,202,140)		2,240,995,390

Total Investments (cost $2,082,202,140) (c) — 100.0%		2,240,995,390
Liabilities in excess of other assets — 0.0%†		(701,649)

NET ASSETS — 100.0%		$2,240,293,741

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $2,082,899,125, tax unrealized appreciation and depreciation were $159,298,628 and $(1,202,363), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT CardinalSM Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$2,240,995,390	$—	$—	$2,240,995,390

Total	$2,240,995,390	$—	$—	$2,240,995,390

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 80.6%
NVIT Multi-Manager International Growth Fund, Class Y (a)	5,083,736	$49,617,260
NVIT Multi-Manager International Value Fund, Class Y (a)	6,037,622	54,640,482
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,208,583	66,866,442
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	8,552,444	79,024,582
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,926,357	20,631,281
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,862,067	28,849,640
NVIT Multi-Manager Small Cap Growth Fund, Class Y *(a)	468,913	8,449,807
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	1,451,378	16,719,879
NVIT Multi-Manager Small Company Fund, Class Y *(a)	427,498	8,263,533

Total Equity Funds (cost $283,952,751)		333,062,906

Fixed Income Funds 19.4%
NVIT Core Bond Fund, Class Y (a)	2,612,291	30,067,471
NVIT Core Plus Bond Fund, Class Y (a)	2,509,242	30,186,180
NVIT Short-Term Bond Fund, Class Y (a)	1,865,576	19,943,011

Total Fixed Income Funds (cost $75,065,736)		80,196,662

Total Mutual Funds (cost $359,018,487)		413,259,568

Total Investments (cost $359,018,487) (b) — 100.0%		413,259,568
Liabilities in excess of other assets — 0.0%†		(143,854)

NET ASSETS — 100.0%		$413,115,714

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $359,631,543, tax unrealized appreciation and depreciation were $53,628,025 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$413,259,568	$—	$—	$413,259,568

Total	$413,259,568	$—	$—	$413,259,568

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 40.9%
NVIT Multi-Manager International Growth Fund, Class Y (a)	2,958,940	$28,879,252
NVIT Multi-Manager International Value Fund, Class Y (a)	4,861,622	43,997,683
NVIT Multi-Manager Large Cap Growth Fund, Class Y (a)	6,096,405	65,658,278
NVIT Multi-Manager Large Cap Value Fund, Class Y (a)	10,216,757	94,402,831
NVIT Multi-Manager Mid Cap Growth Fund, Class Y *(a)	1,345,641	14,411,814
NVIT Multi-Manager Mid Cap Value Fund, Class Y (a)	2,855,665	28,785,104
NVIT Multi-Manager Small Cap Value Fund, Class Y (a)	633,370	7,296,423
NVIT Multi-Manager Small Company Fund, Class Y *(a)	373,263	7,215,167

Total Equity Funds (cost $267,678,969)		290,646,552

Fixed Income Funds 56.2%
NVIT Core Bond Fund, Class Y (a)	10,043,517	115,600,884
NVIT Core Plus Bond Fund, Class Y (a)	9,646,276	116,044,696
NVIT Short-Term Bond Fund, Class Y (a)	15,650,127	167,299,861

Total Fixed Income Funds (cost $380,762,702)		398,945,441

Money Market Fund 2.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	20,737,239	20,737,239

Total Money Market Fund (cost $20,737,239)		20,737,239

Total Mutual Funds (cost $669,178,910)		710,329,232

Total Investments (cost $669,178,910) (c) — 100.0%		710,329,232
Liabilities in excess of other assets — 0.0%†		(234,779)

NET ASSETS — 100.0%		$710,094,453

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $669,208,017, tax unrealized appreciation and depreciation were $41,121,215 and $0, respectively.
†	Amount rounds to less than 0.1%

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$710,329,232	$—	$—	$710,329,232

Total	$710,329,232	$—	$—	$710,329,232

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobiles 0.2%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$2,000,000	$2,013,582

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.55%, 09/25/25(b)	130,694	130,354

Total Asset-Backed Securities (cost $2,127,930)		2,143,936

Collateralized Mortgage Obligations 14.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2653, Class C, 3.88%, 06/15/23	$10,134,443	$10,685,058
Series 3451, Class VB, 5.00%, 05/15/28	10,000,000	10,493,510
Series 3036, Class TM, 4.50%, 12/15/34	9,564,159	10,058,703
Series 3334, Class MD, 5.00%, 06/15/35	4,732,581	4,784,990
Series 3189, Class PC, 6.00%, 08/15/35	10,000,000	10,580,010
Series 3665, Class KA, 3.00%, 05/15/36	5,447,531	5,781,797
Series 3540, Class LN, 4.50%, 04/15/38	12,523,498	13,117,127
Federal National Mortgage Association REMICS Series 2008-55, Class VB, 5.00%, 02/25/27	10,000,000	10,524,170
Series 2010-86, Class VB,3.00%, 05/25/28	6,414,028	6,650,160
Series 2005-53, Class MH, 5.50%, 03/25/34	7,290,855	7,619,767
Series 2007-74, Class QC, 6.00%, 02/25/36	11,701,404	12,122,667
Series 2007-6, Class PA, 5.50%, 02/25/37	4,299,863	4,700,085
Series 2007-66, Class AH, 6.00%, 07/25/37	1,840,940	1,856,467
Series 2010-122, Class TG, 3.00%, 04/25/39	6,438,402	6,689,133
Series 2009-78, Class BM, 4.00%, 06/25/39	5,647,536	5,950,436
Government National Mortgage Association Series 2010-61, Class PC, 4.50%, 02/20/37	8,000,000	8,952,624
Series 2010-6, Class PC, 5.00%, 03/16/37	15,000,000	16,797,615
Series 2010-37, Class ML, 4.50%, 12/20/38	12,000,000	13,532,496
Series 2010-112, Class QM, 2.50%, 09/20/39	6,398,029	6,609,458

Total Collateralized Mortgage Obligations (cost $162,870,653)		167,506,273

Commercial Mortgage Backed Securities 4.9%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-2, Class AM, 4.91%, 07/10/43(b)	$700,000	$755,736
Series 2005-6, Class AJ, 5.36%, 09/10/47(b)	730,000	776,889
Series 2005-6, Class A4, 5.36%, 09/10/47(b)	2,500,000	2,815,720
Bear Stearns Commercial Mortgage Securities Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	1,000,000	1,072,626
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	1,700,000	1,859,265
Series 2006-T22, Class AM, 5.71%, 04/12/38(b)	500,000	548,005
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.89%, 12/10/49(b)	2,000,000	2,256,412
DBUBS Mortgage Trust Series 2011-LC1A, Class A1, 3.74%, 11/10/46(a)	2,417,071	2,627,588
Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)	2,250,000	2,685,224
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4, 5.44%, 03/10/39	8,000,000	9,134,576
Series 2007-GG9, Class AM, 5.48%, 03/10/39	750,000	776,244
GS Mortgage Securities Corp. II Series 2004-GG2, Class A6, 5.40%, 08/10/38(b)	1,500,000	1,606,016
Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,000,000	2,316,296
Series 2006-GG8, Class AM, 5.59%, 11/10/39	2,000,000	2,193,844
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(b)	1,000,000	1,089,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Bond Fund

Commercial Mortgage Backed Securities 4.9% (Continued)

	Principal Amount	Market Value
Series 2006-LDP6, Class A4, 5.48%, 04/15/43(b)	$1,359,000	$1,540,890
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A4, 4.37%, 03/15/36	2,500,000	2,612,437
Series 2004-C4, Class A3, 5.30%, 06/15/29(b)	351,647	354,337
Series 2005-C1, Class AJ, 4.81%, 02/15/40	2,200,000	2,252,606
Series 2005-C7, Class AJ, 5.32%, 11/15/40(b)	1,500,000	1,585,173
Series 2007-C6, Class A2, 5.85%, 07/15/40	360,758	371,436
Series 2008-C1, Class A2, 6.33%, 04/15/41(b)	1,500,000	1,816,955
Morgan Stanley Capital I Series 2005-T19, Class AJ, 4.99%, 06/12/47(b)	1,000,000	1,035,302
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	954,034	972,571
Series 2006-T21, Class A4, 5.16%, 10/12/52(b)	2,500,000	2,808,273
Series 2006-T23, Class AM, 5.99%, 08/12/41(b)	1,479,000	1,679,252
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,000,000	1,186,228
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	2,500,000	2,722,657
Series 2011-C1, Class A4, 5.03%, 09/15/47(a)(b)	3,000,000	3,576,288

Total Commercial Mortgage Backed Securities (cost $52,412,009)		57,027,988

Corporate Bonds 51.8%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
L-3 Communications Corp., 5.20%, 10/15/19	$5,000,000	$5,629,650

Airlines 0.4%
Continental Airlines Pass Through Trust Series 2006-1, Class G, 0.77%, 06/02/15(b)	3,852,498	3,775,448
Series 2002-2, Class A-1, 7.71%, 10/02/22	308,291	344,516

		4,119,964

Beverages 1.3%
Anheuser-Busch InBev Worldwide, Inc. 7.75%, 01/15/19	1,500,000	2,029,314
6.88%, 11/15/19	1,500,000	1,984,299
Molson Coors Brewing Co., 3.50%, 05/01/22	10,500,000	11,125,359

		15,138,972

Biotechnology 2.1%
Amgen, Inc., 3.88%, 11/15/21	7,000,000	7,521,647
Biogen Idec, Inc., 6.88%, 03/01/18	8,000,000	9,841,904
Celgene Corp., 3.25%, 08/15/22	7,000,000	7,066,465

		24,430,016

Capital Markets 1.1%
FMR LLC 7.49%, 06/15/19(a)	3,250,000	3,958,182
6.50%, 12/14/40(a)	3,000,000	3,652,089
Morgan Stanley 5.50%, 01/26/20	3,000,000	3,265,473
5.75%, 01/25/21	2,000,000	2,195,302

		13,071,046

Chemicals 2.5%
Agrium, Inc., 6.75%, 01/15/19	7,173,000	8,974,420
Airgas, Inc., 4.50%, 09/15/14	1,000,000	1,064,609
Cytec Industries, Inc. 6.00%, 10/01/15	5,320,000	5,812,451
8.95%, 07/01/17	4,000,000	4,942,640
Mosaic Global Holdings, Inc. 7.38%, 08/01/18	5,000,000	6,109,850
7.30%, 01/15/28	1,205,000	1,541,290

		28,445,260

Commercial Banks 9.0%
Bank of America NA, 6.10%, 06/15/17	11,800,000	13,401,791
CoBank, ACB, 7.88%, 04/16/18(a)	10,685,000	13,375,056
Fifth Third Bancorp, 4.50%, 06/01/18	10,130,000	11,214,427
HSBC Bank USA NA 6.00%, 08/09/17	3,000,000	3,497,259
4.88%, 08/24/20	3,000,000	3,233,484
HSBC Holdings PLC, 6.80%, 06/01/38	2,750,000	3,357,585
Huntington Bancshares, Inc., 7.00%, 12/15/20	2,500,000	3,037,880
ING Bank NV, 5.13%, 05/01/15(a)	14,300,000	14,864,764
JPMorgan Chase Bank NA, 6.00%, 10/01/17	8,350,000	9,881,181
Nordea Bank AB, 4.88%, 05/13/21(a)	4,350,000	4,568,544
Sovereign Bank, 8.75%, 05/30/18	7,500,000	8,616,232
Standard Chartered Bank, 6.40%, 09/26/17(a)	9,155,000	10,430,017
SunTrust Bank, 0.72%, 08/24/15(b)	5,000,000	4,823,405

		104,301,625

Commercial Services & Supplies 0.3%
Republic Services, Inc., 3.55%, 06/01/22	3,000,000	3,153,612

Computers & Peripherals 0.5%
Hewlett-Packard Co., 4.65%, 12/09/21	5,500,000	5,734,817

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 2.2%
American Honda Finance Corp. 2.50%, 09/21/15(a)	$3,000,000	$3,117,069
7.63%, 10/01/18(a)	4,000,000	5,123,864
Student Loan Marketing Association, 0.00%, 10/03/22	14,956,000	11,374,681
Toyota Motor Credit Corp. 4.50%, 06/17/20	3,250,000	3,762,840
3.40%, 09/15/21	2,000,000	2,167,418

		25,545,872

Diversified Financial Services 2.7%
Citigroup, Inc., 8.13%, 07/15/39	1,500,000	2,227,257
General Electric Capital Corp. 6.00%, 08/07/19	2,000,000	2,432,582
5.30%, 02/11/21	6,000,000	6,885,402
4.65%, 10/17/21	5,000,000	5,603,870
Harley-Davidson Funding Corp., 6.80%, 06/15/18(a)	8,000,000	9,906,744
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(c)	1,000,000	1,135,730
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,500,000	3,699,420

		31,891,005

Diversified Telecommunication Services 0.3%
Verizon Communications, Inc., 5.50%, 02/15/18	3,000,000	3,657,672

Electric Utilities 2.4%
DTE Energy Co., 1.12%, 06/03/13(b)	10,000,000	10,028,150
Exelon Generation Co. LLC, 4.25%, 06/15/22(a)	5,000,000	5,290,365
Integrys Energy Group, Inc., 4.17%, 11/01/20	2,000,000	2,183,668
Oncor Electric Delivery Co. LLC, 6.80%, 09/01/18	2,000,000	2,468,312
PPL Capital Funding, Inc., 4.20%, 06/15/22	7,000,000	7,460,908

		27,431,403

Electronic Equipment, Instruments & Components 0.9%
Koninklijke Philips Electronics NV, 3.75%, 03/15/22	10,000,000	10,821,040

Energy Equipment & Services 0.5%
Weatherford International Ltd. 6.00%, 03/15/18	1,000,000	1,145,346
4.50%, 04/15/22	3,000,000	3,137,475
Weatherford International, Inc., 6.35%, 06/15/17	1,465,000	1,705,661

		5,988,482

Food & Staples Retailing 1.3%
CVS Pass Through Trust, 6.94%, 01/10/30	12,774,060	15,560,849

Food Products 0.9%
Kraft Foods Group, Inc., 3.50%, 06/06/22(a)	10,000,000	10,565,910

Gas Utilities 2.4%
Energy Transfer Partners LP 9.70%, 03/15/19	4,250,000	5,615,963
5.20%, 02/01/22	2,000,000	2,218,606
6.50%, 02/01/42	2,000,000	2,307,860
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	1,000,000	1,091,083
5.50%, 02/15/20	5,000,000	5,545,870
4.65%, 02/15/22	3,000,000	3,239,289
Williams Partners LP, 5.25%, 03/15/20	7,000,000	8,111,733

		28,130,404

Health Care Providers & Services 1.7%
Express Scripts Holding Co., 4.75%, 11/15/21(a)	5,000,000	5,785,230
Hospira, Inc. 6.05%, 03/30/17	10,784,000	12,469,453
5.60%, 09/15/40	1,000,000	1,056,131

		19,310,814

Insurance 2.4%
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	8,000,000	8,367,992
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,074,645
MetLife, Inc., 6.75%, 06/01/16	4,000,000	4,787,668
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	757,343
Prudential Financial, Inc. 4.75%, 09/17/15	3,000,000	3,303,906
6.00%, 12/01/17	5,000,000	5,918,810

		28,210,364

Media 2.2%
NBCUniversal Media LLC, 4.38%, 04/01/21	4,000,000	4,535,744
TCI Communications, Inc., 8.75%, 08/01/15	8,000,000	9,672,160
Time Warner Cable, Inc. 6.75%, 07/01/18	3,250,000	4,087,307
4.00%, 09/01/21	7,000,000	7,718,081

		26,013,292

Metals & Mining 3.7%
Allegheny Technologies, Inc., 9.38%, 06/01/19	2,246,000	2,901,870
AngloGold Ashanti Holdings PLC 5.38%, 04/15/20	3,000,000	3,150,000
5.13%, 08/01/22	2,000,000	2,036,656
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	8,000,000	7,830,240
Kinross Gold Corp., 5.13%, 09/01/21	11,887,000	12,297,007
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(a)	10,000,000	10,067,420
Xstrata (Canada) Financial Corp., 4.95%, 11/15/21(a)	2,000,000	2,142,764
Xstrata Finance (Canada) Ltd., 5.80%, 11/15/16(a)	2,148,000	2,426,881

		42,852,838

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Office Electronics 1.0%
Xerox Corp. 1.26%, 05/16/14(b)	$7,500,000	$7,489,455
6.35%, 05/15/18	3,500,000	4,109,287

		11,598,742

Oil, Gas & Consumable Fuels 5.0%
BP AMI Leasing, Inc., 5.52%, 05/08/19(a)	3,000,000	3,542,940
BP Capital Markets PLC, 3.56%, 11/01/21	8,000,000	8,653,648
Encana Corp., 3.90%, 11/15/21	9,850,000	10,409,588
Global Marine, Inc., 7.00%, 06/01/28	1,000,000	1,109,591
Pride International, Inc., 6.88%, 08/15/20	2,500,000	3,164,813
Rowan Cos., Inc. 5.00%, 09/01/17	6,280,000	6,927,261
4.88%, 06/01/22	8,830,000	9,475,967
Transocean, Inc. 6.50%, 11/15/20	3,000,000	3,582,540
6.38%, 12/15/21	8,000,000	9,574,560
7.35%, 12/15/41	1,000,000	1,312,538

		57,753,446

Real Estate Investment Trusts (REITs) 2.1%
CommonWealth REIT 6.25%, 06/15/17	1,250,000	1,362,095
6.65%, 01/15/18	7,500,000	8,334,502
National Retail Properties, Inc., 6.88%, 10/15/17	2,580,000	3,082,125
ProLogis LP 7.38%, 10/30/19	2,445,000	3,027,734
6.63%, 12/01/19	6,750,000	8,091,124

		23,897,580

Road & Rail 0.5%
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	5,000,000	5,519,540

Tobacco 1.9%
Altria Group, Inc., 4.75%, 05/05/21	4,000,000	4,576,276
Lorillard Tobacco Co., 6.88%, 05/01/20	10,000,000	12,276,140
Reynolds American, Inc., 7.63%, 06/01/16	4,700,000	5,663,406

		22,515,822

Total Corporate Bonds (cost $559,488,117)		601,290,037

Municipal Bonds 2.2%

	Principal Amount	Market Value
California 1.0%
State of California, 5.70%, 11/01/21	$10,250,000	$11,638,568

District of Columbia 0.5%
Metropolitan Washington Airports Authority, 7.46%, 10/01/46	4,400,000	5,290,252

Illinois 0.7%
County of Cook IL, Series C, 6.21%, 11/15/33	7,020,000	8,061,768

Total Municipal Bonds (cost $23,610,992)		24,990,588

Sovereign Bond 1.2%

	Principal Amount	Market Value
ISRAEL 1.2%
Israel Government AID Bond, 5.50%, 12/04/23	$10,602,000	$14,003,991

Total Sovereign Bond (cost $13,184,847)		14,003,991

U.S. Government Mortgage Backed Agencies 5.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# A85748, 5.00%, 04/01/39	$4,721,637	$5,119,393
Federal Home Loan Mortgage Corp. Gold Pool TBA
3.50%, 11/15/42	22,000,000	23,526,250
Federal National Mortgage Association Pool
Pool# 464279 4.30%, 07/01/21	3,236,788	3,529,492

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AH1422 4.00%, 01/01/41	$8,789,834	$9,484,977
Pool# AP0524 3.00%, 07/01/42	7,721,073	8,159,088
Pool# AP4507 3.00%, 09/01/42	14,100,000	14,899,891

Total U.S. Government Mortgage Backed Agencies (cost $62,947,843)		64,719,091

U.S. Government Sponsored & Agency Obligations 16.1%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(a)	$8,225,000	$9,783,300
Federal Farm Credit Bank 2.80%, 11/05/14	10,000,000	10,501,700
Federal Home Loan Banks 2.75%, 03/13/15	5,000,000	5,293,310
3.63%, 03/12/21	8,000,000	9,297,736
5.00%, 03/12/21	5,000,000	6,298,945
Federal Home Loan Mortgage Corp. 1.00%, 08/20/14	20,000,000	20,245,280
5.35%, 08/01/15	13,000,000	14,768,715
2.25%, 01/23/17	10,000,000	10,258,090
5.13%, 11/17/17	8,000,000	9,718,720
Federal National Mortgage Association 4.38%, 10/15/15	24,000,000	26,871,768
0.00%, 06/01/17	6,000,000	5,729,688
Private Export Funding Corp. 3.05%, 10/15/14	10,000,000	10,529,950
2.25%, 12/15/17	7,000,000	7,478,772
4.30%, 12/15/21	20,000,000	24,018,680
Tennessee Valley Authority 5.88%, 04/01/36	11,793,000	16,604,403

Total U.S. Government Sponsored & Agency Obligations (cost $173,848,744)		187,399,057

U.S. Treasury Bond 0.3%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bond, 2.13%, 01/15/19	$3,000,000	$3,928,307

Total U.S. Treasury Bond (cost $3,303,823)		3,928,307

Yankee Dollars 1.8%

	Principal Amount	Market Value
Energy Equipment & Services 0.4%
Weatherford International Ltd., 6.50%, 08/01/36	$4,700,000	$5,047,805

Metals & Mining 0.3%
Xstrata Canada Corp., 6.00%, 10/15/15	2,740,000	3,051,738

Oil, Gas & Consumable Fuels 0.8%
Nexen, Inc. 6.20%, 07/30/19	3,500,000	4,240,029
7.40%, 05/01/28	3,000,000	3,785,406
6.40%, 05/15/37	1,250,000	1,586,759

		9,612,194

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV, 0.88%, 03/21/14(b)	3,300,000	3,317,467

Total Yankee Dollars (cost $19,404,607)		21,029,204

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Bond Fund

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (d)	16,398,504	$16,398,504

Total Mutual Fund (cost $16,398,504)		16,398,504

Total Investments (cost $1,089,598,069) (e) — 99.9%		1,160,436,976
Other assets in excess of liabilities — 0.1%		590,028

NET ASSETS — 100.0%		$1,161,027,004

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $145,669,115 which represents 12.55% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of September 30, 2012.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,089,598,069, tax unrealized appreciation and depreciation were $71,623,976 and $(785,069), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AID	Agency for International Development
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,143,936	$—	$2,143,936
Collateralized Mortgage Obligations	—	167,506,273	—	167,506,273
Commercial Mortgage Backed Securities	—	57,027,988	—	57,027,988
Corporate Bonds	—	601,290,037	—	601,290,037
Municipal Bonds	—	24,990,588	—	24,990,588
Mutual Fund	16,398,504	—	—	16,398,504
Sovereign Bond	—	14,003,991	—	14,003,991
U.S. Government Mortgage Backed Agencies	—	64,719,091	—	64,719,091
U.S. Government Sponsored & Agency Obligations	—	187,399,057	—	187,399,057
U.S. Treasury Bond	—	3,928,307	—	3,928,307
Yankee Dollars	—	21,029,204	—	21,029,204

Total	$16,398,504	$1,144,038,472	$—	$1,160,436,976

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 3.5%

	Principal Amount	Market Value
Home Equity 2.1%
Accredited Mortgage Loan Trust Series 2005-3, Class M1, 0.67%, 09/25/35(a)	$4,255,000	$3,321,568
Series 2005-4, Class A2D, 0.54%, 12/25/35(a)	1,674,000	1,526,823
Asset Backed Securities Corp. Home Equity, Series 2006-HE1, Class A3, 0.42%, 01/25/36(a)	4,908,793	4,205,068
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE2, Class M1, 0.97%, 05/25/35(a)(b)	3,500,000	2,779,175
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 0.50%, 02/25/36(a)	7,480,000	4,841,363
Nationstar Home Equity Loan Trust, Series 2007-A, Class AV3, 0.37%, 03/25/37(a)	4,450,000	4,034,152
Structured Asset Securities Corp., Series 2006-NC1, Class A4, 0.37%, 05/25/36(a)	2,912,500	2,315,773

		23,023,922

Other 1.4%
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A5, 0.28%, 10/25/36(a)	4,704,160	3,306,098
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AF1, 0.32%, 03/25/47(a)	2,719,243	1,862,116
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4, 0.50%, 03/25/36(a)	3,600,000	3,162,913
Park Place Securities, Inc., Series 2004-WHQ2, Class M3, 0.91%, 02/25/35(a)	3,080,000	2,347,012
Residential Asset Mortgage Products, Inc. Series 2003-RS2, Class AII, 0.90%, 03/25/33(a)	1,880,407	1,372,697
Series 2006-RS1, Class AI2, 0.45%, 01/25/36(a)	1,812,372	1,610,632
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 1.12%, 09/25/34(a)	2,410,000	1,779,385

		15,440,853

Total Asset-Backed Securities (cost $33,572,869)		38,464,775

Commercial Mortgage Backed Securities 12.7%
	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2006-3, Class A4, 5.89%, 07/10/44(a)	$1,100,000	$1,262,918
Series 2006-5, Class A4, 5.41%, 09/10/47	5,450,000	6,189,549
Series 2006-6, Class A4, 5.36%, 10/10/45	4,675,000	5,313,203
Series 2007-3, Class A4, 5.89%, 06/10/49(a)	4,500,000	5,163,862
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class A4, 5.33%, 02/11/44	2,050,000	2,245,137
Series 2007-PW17, Class A4, 5.69%, 06/11/50(a)	800,000	939,648
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4, 5.32%, 12/11/49	5,700,000	6,490,157
Series 2007-CD5, Class A4, 5.89%, 11/15/44(a)	750,000	887,455
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B 6.20%, 12/10/49(a)	4,475,000	5,295,531
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4 5.31%, 12/10/46	1,350,000	1,545,144
Credit Suisse Mortgage Capital Certificates Series 2006-C3, Class A3, 6.00%, 06/15/38(a)	1,800,000	2,074,009
Series 2006-C4, Class A3, 5.47%, 09/15/39	2,035,000	2,295,905
Series 2007-C1, Class A3, 5.38%, 02/15/40	225,000	247,879
Series 2007-C2, Class A3, 5.54%, 01/15/49(a)	650,000	728,601
Series 2007-C3, Class A4, 5.87%, 06/15/39(a)	2,500,000	2,825,437
Series 2007-C4, Class A4, 5.95%, 09/15/39(a)	3,770,000	4,180,851

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
CW Capital Cobalt Ltd. Series 2006-C1, Class A4, 5.22%, 08/15/48	$1,925,000	$2,161,669
Series 2007-C3, Class A4, 6.00%, 05/15/46(a)	4,500,000	5,246,865
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(b)	1,435,740	1,560,787
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4, 5.74%, 12/10/49	7,825,000	9,127,518
Series 2007-GG9, Class A4, 5.44%, 03/10/39	4,465,000	5,098,235
GS Mortgage Securities Corp. II Series 2005-GG4, Class A3, 4.61%, 07/10/39	397,814	399,735
Series 2005-GG4, Class A4, 4.76%, 07/10/39	800,000	861,855
Series 2006-GG8, Class A4, 5.56%, 11/10/39	650,000	752,796
Series 2007-GG10, Class A4, 5.98%, 08/10/45(a)	4,225,000	4,838,512
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class A3A1, 4.87%, 10/15/42	20,557	20,550
Series 2006-CB15, Class A4, 5.81%, 06/12/43(a)	1,500,000	1,708,176
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	4,998,000	5,706,362
Series 2007-CB18, Class A4, 5.44%, 06/12/47	4,000,000	4,607,168
Series 2007-CB19, Class A4, 5.92%, 02/12/49(a)	4,840,000	5,684,328
Series 2007-CB20, Class A3, 5.82%, 02/12/51	2,640,000	2,780,142
Series 2007-LD11, Class A4, 6.00%, 06/15/49(a)	3,535,000	4,091,678
Series 2007-LD12, Class A4, 5.88%, 02/15/51(a)	3,515,000	4,135,644
Series 2007-LDPX, Class A3, 5.42%, 01/15/49	4,138,000	4,760,955
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4, 5.42%, 02/15/40	500,000	577,339
Series 2007-C6, Class A4, 5.86%, 07/15/40(a)	1,635,000	1,932,526
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3, 5.17%, 12/12/49(a)	1,790,000	2,044,208
Series 2007-5, Class A4, 5.38%, 08/12/48	4,000,000	4,511,288
Series 2007-7, Class A4, 5.81%, 06/12/50(a)	3,435,000	3,842,501
Series 2007-8, Class A3, 6.15%, 08/12/49(a)	250,000	286,309
Morgan Stanley Capital I Series 2007-IQ14, Class A2, 5.61%, 04/15/49	1,139,829	1,182,683
Series 2007-IQ16, Class A4, 5.81%, 12/12/49	2,250,000	2,669,013
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class A4, 5.42%, 01/15/45(a)	290,000	324,854
Series 2006-C29, Class A3, 5.31%, 11/15/48	260,000	272,419
Series 2007-C31, Class A4, 5.51%, 04/15/47	5,000,000	5,731,330
Series 2007-C32, Class A3, 5.94%, 06/15/49(a)	2,800,000	3,223,900
Series 2007-C33, Class A2, 6.08%, 02/15/51(a)	13,615	13,625

Total Commercial Mortgage Backed Securities (cost $121,829,590)		137,840,256

Corporate Bonds 29.8%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
L-3 Communications Corp., 3.95%, 11/15/16	$3,475,000	$3,775,591

Airlines 0.3%
Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.00%, 10/29/24	2,400,000	2,451,120
Delta Air Lines, Inc., 9.50%, 09/15/14(b)	118,000	123,900
United Air Lines, Inc., 9.88%, 08/01/13(b)	258,000	263,805

		2,838,825

Automobiles 0.0%†
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 06/15/19	260,000	275,600
Ford Motor Co., 9.98%, 02/15/47	70,000	95,900

		371,500

Beverages 2.0%
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 07/15/22	3,940,000	3,995,806
3.75%, 07/15/42	1,415,000	1,418,482
Heineken NV, 3.40%, 04/01/22(b)	4,325,000	4,504,444
Molson Coors Brewing Co., 2.00%, 05/01/17	2,705,000	2,784,976
Pernod-Ricard SA 2.95%, 01/15/17(b)	1,415,000	1,476,270
5.50%, 01/15/42(b)	2,620,000	2,989,687
SABMiller Holdings, Inc., 3.75%, 01/15/22(b)	3,770,000	4,093,983

		21,263,648

Biotechnology 0.3%
Amgen, Inc., 5.15%, 11/15/41	585,000	651,856
Celgene Corp., 1.90%, 08/15/17	2,220,000	2,251,877

		2,903,733

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Building Products 0.0%†
USG Corp., 8.38%, 10/15/18(b)	$415,000	$450,275

Capital Markets 1.0%
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/15	4,970,000	5,171,638
6.75%, 10/01/37	1,610,000	1,724,764
Morgan Stanley, 5.63%, 09/23/19	3,195,000	3,490,470

		10,386,872

Chemicals 0.1%
Hexion US Finance Corp., 6.63%, 04/15/20	375,000	381,563
Huntsman International LLC 8.63%, 03/15/20	230,000	259,900
8.63%, 03/15/21	200,000	229,000
LyondellBasell Industries NV 5.00%, 04/15/19	485,000	515,312
6.00%, 11/15/21	120,000	136,800

		1,522,575

Commercial Banks 1.7%
Bank of China (Hong Kong) Ltd., Reg. S, 5.55%, 02/11/20	480,000	537,782
BB&T Corp., Series C, 1.60%, 08/15/17	3,175,000	3,232,045
CIT Group, Inc. 5.00%, 05/15/17	140,000	149,450
4.25%, 08/15/17	1,025,000	1,063,763
6.63%, 04/01/18(b)	175,000	198,625
5.50%, 02/15/19(b)	675,000	730,688
Russian Agricultural Bank OJSC Via RSHB Capital SA Reg. S, 9.00%, 06/11/14	200,000	221,760
Reg. S, 6.30%, 05/15/17	150,000	164,957
UnionBanCal Corp., 3.50%, 06/18/22	1,475,000	1,560,007
US Bancorp, 2.95%, 07/15/22	4,420,000	4,462,052
Wells Fargo & Co., 1.50%, 07/01/15	6,380,000	6,487,344

		18,808,473

Commercial Services & Supplies 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16(b)	261,080	276,745
Knowledge Learning Corp., 7.75%, 02/01/15(b)	190,000	163,400
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19(b)	195,000	218,887
RR Donnelley & Sons Co. 8.60%, 08/15/16	115,000	124,775
8.25%, 03/15/19	860,000	872,900

		1,656,707

Computers & Peripherals 0.8%
Hewlett-Packard Co. 2.35%, 03/15/15	4,225,000	4,305,115
2.60%, 09/15/17	2,260,000	2,267,092
4.65%, 12/09/21	1,610,000	1,678,737
Seagate HDD Cayman, 7.00%, 11/01/21	230,000	246,100

		8,497,044

Consumer Finance 0.7%
Ally Financial, Inc. 5.50%, 02/15/17	520,000	543,547
6.25%, 12/01/17	405,000	438,042
8.00%, 03/15/20	470,000	549,900
American Honda Finance Corp., 1.50%, 09/11/17(b)	2,130,000	2,138,906
Ford Motor Credit Co. LLC, 4.25%, 09/20/22	2,715,000	2,782,221
General Motors Financial Co., Inc., 4.75%, 08/15/17(b)	240,000	246,074
International Lease Finance Corp. 5.65%, 06/01/14	310,000	324,756
8.63%, 09/15/15(c)	155,000	176,506
8.75%, 03/15/17(c)	255,000	298,350
6.25%, 05/15/19	300,000	322,500

		7,820,802

Containers & Packaging 0.0%†
Owens-Brockway Glass Container, Inc., 7.38%, 05/15/16	315,000	361,462

Distributors 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75%, 05/20/20	155,000	165,462
7.00%, 05/20/22	230,000	247,825
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	310,000	332,475
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18(b)	270,000	288,900

		1,034,662

Diversified Financial Services 3.8%
Bank of America Corp. 4.50%, 04/01/15	3,555,000	3,808,101
6.50%, 08/01/16	1,835,000	2,122,196
5.88%, 02/07/42	1,190,000	1,391,003
Citigroup, Inc. 2.65%, 03/02/15	2,935,000	3,006,400
6.13%, 11/21/17	1,975,000	2,323,872
Ford Holdings LLC, 9.30%, 03/01/30	75,000	102,000
General Electric Capital Corp. 1.63%, 07/02/15	4,605,000	4,685,546
2.30%, 04/27/17	5,005,000	5,144,840
3.15%, 09/07/22	5,655,000	5,680,362
Harley-Davidson Financial Services, Inc., 1.15%, 09/15/15(b)	2,970,000	2,973,609
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 01/15/18(b)	115,000	123,338
8.00%, 01/15/18	425,000	455,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
JPMorgan Chase & Co.
3.45%, 03/01/16	$3,705,000	$3,950,456
2.00%, 08/15/17	1,770,000	1,785,422
3.25%, 09/23/22	2,690,000	2,727,375
Power Sector Assets & Liabilities Management Corp.
Reg. S, 6.88%, 11/02/16	400,000	468,000
Reg. S, 7.39%, 12/02/24	390,000	540,150

		41,288,482

Diversified Telecommunication Services 1.3%
AT&T, Inc., 6.55%, 02/15/39	2,670,000	3,619,161
CenturyLink, Inc., Series T, 5.80%, 03/15/22	375,000	408,055
Frontier Communications Corp., 8.25%, 04/15/17	505,000	573,175
PAETEC Holding Corp., 8.88%, 06/30/17	115,000	124,775
Qwest Capital Funding, Inc., 6.88%, 07/15/28	205,000	216,317
Qwest Communications International, Inc., 7.13%, 04/01/18	410,000	435,133
Qwest Corp. 6.75%, 12/01/21	4,890,000	5,876,430
6.88%, 09/15/33	445,000	450,563
SBA Telecommunications, Inc., 5.75%, 07/15/20(b)	80,000	84,000
Sprint Capital Corp. 6.90%, 05/01/19	210,000	217,875
6.88%, 11/15/28	85,000	78,200
tw telecom holdings inc, 5.38%, 10/01/22(b)	390,000	397,800
UPC Holding BV, 9.88%, 04/15/18(b)	175,000	192,500
Virgin Media Finance PLC, 5.25%, 02/15/22	365,000	383,250
Windstream Corp. 8.13%, 08/01/13	70,000	73,500
7.88%, 11/01/17	450,000	502,875
7.75%, 10/01/21	360,000	387,900

		14,021,509

Electric Utilities 2.0%
Dominion Resources, Inc., Series C, 4.05%, 09/15/42	3,175,000	3,266,611
Duke Energy Corp., 1.63%, 08/15/17	2,170,000	2,176,369
Exelon Generation Co. LLC, 4.00%, 10/01/20	6,520,000	6,915,125
Georgia Power Co., 4.30%, 03/15/42	2,065,000	2,202,830
Ipalco Enterprises, Inc. 7.25%, 04/01/16(b)	385,000	428,313
5.00%, 05/01/18	310,000	324,725
Pacific Gas & Electric Co. 4.45%, 04/15/42	1,220,000	1,333,425
3.75%, 08/15/42	3,405,000	3,305,870
Progress Energy, Inc., 3.15%, 04/01/22	1,915,000	1,950,175

		21,903,443

Electrical Equipment 0.2%
Thermo Fisher Scientific, Inc., 1.85%, 01/15/18	2,635,000	2,678,715

Electronic Equipment, Instruments & Components 0.0%†
NXP BV/NXP Funding LLC, 9.75%, 08/01/18(b)	150,000	172,500

Food & Staples Retailing 0.4%
Rite Aid Corp. 9.75%, 06/12/16	155,000	169,725
8.00%, 08/15/20	74,000	83,990
Walgreen Co., 3.10%, 09/15/22	4,210,000	4,272,426

		4,526,141

Food Products 0.4%
Kraft Foods Group, Inc. 2.25%, 06/05/17(b)	1,775,000	1,827,370
5.00%, 06/04/42(b)	2,720,000	3,034,369

		4,861,739

Gas Utilities 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22	310,000	327,825
El Paso Corp. 7.00%, 06/15/17	295,000	338,515
7.80%, 08/01/31	240,000	278,869
7.75%, 01/15/32	60,000	69,877
Energy Transfer Equity LP, 7.50%, 10/15/20	455,000	516,425
Intergas Finance BV, 6.38%, 05/14/17	210,000	238,350
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Series B, 8.75%, 04/15/18	445,000	475,037
Regency Energy Partners LP/Regency Energy Finance Corp., 6.88%, 12/01/18	315,000	336,262
Southern Star Central Corp., 6.75%, 03/01/16	430,000	438,063

		3,019,223

Health Care Providers & Services 1.3%
Aristotle Holding, Inc. 3.50%, 11/15/16(b)	1,840,000	1,989,268
2.65%, 02/15/17(b)	6,285,000	6,586,071
CHS/Community Health Systems, Inc., 5.13%, 08/15/18	195,000	202,313
DaVita, Inc., 5.75%, 08/15/22	165,000	171,600
Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19(b)	220,000	234,300
5.88%, 01/31/22(b)	75,000	80,250
Fresenius Medical Care US Finance, Inc., 6.50%, 09/15/18(b)	155,000	174,762

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
HCA, Inc. 8.50%, 04/15/19	$885,000	$997,837
5.88%, 03/15/22	160,000	173,400
Hologic, Inc., 6.25%, 08/01/20(b)	45,000	47,700
Tenet Healthcare Corp. 6.25%, 11/01/18	485,000	534,713
8.88%, 07/01/19	100,000	113,000
WellPoint, Inc., 1.88%, 01/15/18	2,525,000	2,544,301

		13,849,515

Hotels, Restaurants & Leisure 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.13%, 08/01/18	215,000	244,294
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 01/15/16	665,000	709,887
7.63%, 01/15/16(b)	65,000	69,225
Graton Economic Development Authority, 9.63%, 09/01/19(b)	255,000	265,200
MGM Resorts International 11.13%, 11/15/17	365,000	403,781
9.00%, 03/15/20	325,000	362,782
6.75%, 10/01/20(b)	150,000	150,000
Pinnacle Entertainment, Inc., 7.75%, 04/01/22	245,000	267,050
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	280,000	312,900
Seminole Indian Tribe of Florida, 7.75%, 10/01/17(b)	130,000	142,675

		2,927,794

Household Durables 0.1%
Lennar Corp., 4.75%, 12/15/17(b)	160,000	165,200
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 05/15/19	160,000	178,400
Standard Pacific Corp., 8.38%, 05/15/18	300,000	346,125

		689,725

Household Products 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19	380,000	410,400
5.75%, 10/15/20(b)	210,000	210,000

		620,400

Information Technology Services 0.1%
Fidelity National Information Services, Inc. 7.63%, 07/15/17	170,000	186,150
7.88%, 07/15/20	95,000	106,162
First Data Corp. 7.38%, 06/15/19(b)	145,000	149,531
6.75%, 11/01/20(b)	225,000	223,594

		665,437

Insurance 0.9%
Berkshire Hathaway, Inc., 3.40%, 01/31/22	2,545,000	2,719,755
Lincoln National Corp., 4.20%, 03/15/22	1,500,000	1,568,223
Prudential Financial, Inc., 5.88%, 09/15/42(a)	4,920,000	5,043,000

		9,330,978

Machinery 0.0%†
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	170,000	190,187
Terex Corp., 6.50%, 04/01/20	165,000	171,600

		361,787

Media 3.5%
AMC Networks, Inc., 7.75%, 07/15/21	120,000	135,600
CBS Corp., 4.85%, 07/01/42	2,415,000	2,557,212
CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/17	490,000	534,100
7.00%, 01/15/19	155,000	167,788
8.13%, 04/30/20	355,000	401,150
Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.63%, 11/15/17(b)	430,000	459,025
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17	595,000	641,113
CSC Holdings LLC 7.88%, 02/15/18	80,000	92,400
6.75%, 11/15/21(b)	300,000	330,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 2.40%, 03/15/17	5,610,000	5,760,090
5.00%, 03/01/21	505,000	565,741
6.00%, 08/15/40	3,563,000	3,970,739
DISH DBS Corp. 7.13%, 02/01/16	70,000	77,350
7.88%, 09/01/19	185,000	215,063
6.75%, 06/01/21	60,000	65,400
5.88%, 07/15/22(b)	520,000	533,000
Gannett Co., Inc. 9.38%, 11/15/17	150,000	169,125
7.13%, 09/01/18	555,000	610,500
Lamar Media Corp. 9.75%, 04/01/14	230,000	257,600
5.88%, 02/01/22	140,000	149,100
NBCUniversal Media LLC 2.88%, 01/15/23	1,880,000	1,890,547
6.40%, 04/30/40	2,820,000	3,579,271
4.45%, 01/15/43	1,775,000	1,794,045
Sirius XM Radio, Inc., 8.75%, 04/01/15(b)	100,000	113,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Valcue
Media (continued)
Time Warner Cable, Inc. 6.75%, 07/01/18	$4,040,000	$5,080,837
5.50%, 09/01/41	2,660,000	3,010,019
Time Warner, Inc., 6.10%, 07/15/40	2,245,000	2,783,885
Univision Communications, Inc., 6.88%, 05/15/19(b)	555,000	571,650
Videotron Ltee, 9.13%, 04/15/18	415,000	447,162
WMG Acquisition Corp. 9.50%, 06/15/16	330,000	360,063
XM Satellite Radio, Inc., 7.63%, 11/01/18(b)	315,000	348,075

		37,672,150

Metals & Mining 1.1%
Alcoa, Inc., 5.40%, 04/15/21	1,500,000	1,574,484
ArcelorMittal 4.75%, 02/25/17	75,000	73,565
5.25%, 08/05/20	95,000	91,384
6.25%, 02/25/22	95,000	93,572
FMG Resources (August 2006) Pty Ltd., 6.00%, 04/01/17(b)	890,000	827,700
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 03/01/22	3,185,000	3,188,217
Peabody Energy Corp. 7.38%, 11/01/16	305,000	345,412
6.00%, 11/15/18(b)	125,000	125,000
Rio Tinto Finance USA PLC 1.63%, 08/21/17	3,210,000	3,216,443
2.88%, 08/21/22	2,295,000	2,284,780
Steel Dynamics, Inc., 6.13%, 08/15/19(b)	250,000	260,000

		12,080,557

Multiline Retail 0.2%
Sears Holdings Corp., 6.63%, 10/15/18	445,000	414,962
Target Corp., 4.00%, 07/01/42	2,035,000	2,082,845

		2,497,807

Multi-Utilities & Unregulated Power 0.2%
Calpine Corp., 7.25%, 10/15/17(b)	720,000	768,600
Majapahit Holding BV Reg. S, 7.75%, 01/20/20	100,000	125,750
Reg. S, 7.88%, 06/29/37	360,000	467,100
NRG Energy, Inc. 7.63%, 01/15/18	450,000	487,125
7.88%, 05/15/21	500,000	543,750

		2,392,325

Office Electronics 0.2%
Xerox Corp., 4.50%, 05/15/21	1,965,000	2,087,913

Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp., 5.95%, 09/15/16	4,230,000	4,901,293
Apache Corp., 4.75%, 04/15/43	2,320,000	2,650,941
BP Capital Markets PLC, 1.85%, 05/05/17	4,345,000	4,438,222
Chesapeake Energy Corp. 7.63%, 07/15/13	30,000	31,125
9.50%, 02/15/15	285,000	313,856
6.50%, 08/15/17	30,000	31,275
6.88%, 08/15/18	450,000	468,000
6.63%, 08/15/20	5,000	5,156
Cimarex Energy Co., 5.88%, 05/01/22	245,000	258,475
Continental Resources, Inc., 5.00%, 09/15/22(b)	255,000	266,475
Encana Corp., 5.90%, 12/01/17	3,965,000	4,712,720
EP Energy LLC/EP Energy Finance, Inc. 6.88%, 05/01/19(b)	55,000	58,850
9.38%, 05/01/20(b)	560,000	610,400
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 09/01/22(b)	40,000	40,800
EXCO Resources, Inc., 7.50%, 09/15/18	570,000	532,950
Forest Oil Corp., 7.50%, 09/15/20(b)	135,000	133,988
KazMunayGas National Co. Reg. S, 9.13%, 07/02/18	110,000	142,366
Reg. S, 6.38%, 04/09/21	250,000	300,153
Linn Energy LLC/Linn Energy Finance Corp. 8.63%, 04/15/20	440,000	481,800
7.75%, 02/01/21	225,000	237,937
NAK Naftogaz Ukraine, 9.50%, 09/30/14	610,000	619,943
Newfield Exploration Co., 5.63%, 07/01/24	110,000	122,100
Pemex Project Funding Master Trust 5.75%, 03/01/18	560,000	655,900
6.63%, 06/15/38	480,000	602,400
Petrobras International Finance Co., 5.75%, 01/20/20	1,000,000	1,139,798
Petroleos de Venezuela SA Reg. S, 5.25%, 04/12/17	640,000	505,600
Reg. S, 8.50%, 11/02/17	400,000	362,000
Reg. S, 12.75%, 02/17/22	750,000	766,875
5.38%, 04/12/27	100,000	61,750
Plains Exploration & Production Co. 7.63%, 06/01/18	290,000	308,850
6.63%, 05/01/21	295,000	299,425
Range Resources Corp. 5.75%, 06/01/21	135,000	145,125
5.00%, 08/15/22	80,000	84,400
SandRidge Energy, Inc. 8.00%, 06/01/18(b)	265,000	278,250
7.50%, 03/15/21	70,000	72,100
8.13%, 10/15/22(b)	155,000	165,075
WPX Energy, Inc., 5.25%, 01/15/17	295,000	318,600

		27,124,973

Paper & Forest Products 0.0%†
Masco Corp., 6.13%, 10/03/16	230,000	253,147

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Valcue
Pharmaceuticals 1.2%
AstraZeneca PLC, 1.95%, 09/18/19	$3,670,000	$3,734,320
Endo Pharmaceuticals Holdings, Inc., 7.00%, 07/15/19	235,000	253,213
Mylan, Inc. 7.63%, 07/15/17(b)	270,000	299,025
7.88%, 07/15/20(b)	115,000	129,088
Novartis Capital Corp., 2.40%, 09/21/22	1,895,000	1,917,363
Takeda Pharmaceutical Co., Ltd., 1.63%, 03/17/17(b)	4,350,000	4,399,285
Valeant Pharmaceuticals International 6.50%, 07/15/16(b)	280,000	293,650
6.75%, 10/01/17(b)	210,000	223,650
6.88%, 12/01/18(b)	135,000	142,088
6.38%, 10/15/20(b)	50,000	51,000
VPI Escrow Corp., 6.38%, 10/15/20(b)	330,000	336,600
Watson Pharmaceuticals, Inc., 4.63%, 10/01/42	810,000	829,310

		12,608,592

Professional Services 0.0%†
Ceridian Corp., 8.88%, 07/15/19(b)	240,000	259,200

Real Estate Investment Trusts (REITs) 0.2%
HCP, Inc., 5.38%, 02/01/21	1,000,000	1,140,822
Host Hotels & Resorts LP, 6.00%, 11/01/20	355,000	392,275
Omega Healthcare Investors, Inc. 6.75%, 10/15/22	470,000	519,350
5.88%, 03/15/24	375,000	399,375

		2,451,822

Real Estate Management & Development 0.0%†
Toys “R” Us Property Co. I LLC, 10.75%, 07/15/17	425,000	463,250

Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	1,515,000	1,568,054
ERAC USA Finance LLC, 7.00%, 10/15/37(b)	2,275,000	2,834,925
United Rentals (North America), Inc., 10.88%, 06/15/16	250,000	278,125
UR Financing Escrow Corp., 5.75%, 07/15/18(b)	55,000	58,094

		4,739,198

Semiconductors & Semiconductor Equipment 0.0%†
Freescale Semiconductor, Inc., 9.25%, 04/15/18(b)	170,000	184,875

Specialty Retail 0.1%
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 06/01/22	395,000	420,675
Toys “R” Us Property Co. II LLC, 8.50%, 12/01/17	150,000	161,625

		582,300

Tobacco 1.2%
Altria Group, Inc., 2.85%, 08/09/22	5,950,000	5,936,178
Lorillard Tobacco Co. 2.30%, 08/21/17	1,610,000	1,623,210
8.13%, 06/23/19	4,500,000	5,803,173

		13,362,561

Wireless Telecommunication Services 0.3%
America Movil SAB de CV, 3.13%, 07/16/22	2,070,000	2,133,098
Sprint Nextel Corp., 7.00%, 03/01/20(b)	735,000	823,200

		2,956,298

Total Corporate Bonds (cost $309,701,456)		324,326,525

Sovereign Bonds 1.1%

	Principal Amount	Market Value
ARGENTINA 0.1%
Argentine Republic Government International Bond 8.75%, 06/02/17	$190,000	$185,250
8.28%, 12/31/33	459,187	342,094
2.50%, 12/31/38(c)	400,006	147,402

		674,746

BRAZIL 0.1%
Banco Nacional de Desenvolvimento Economico e Social, Reg. S, 5.50%, 07/12/20	650,000	770,250
Brazilian Government International Bond 7.88%, 03/07/15	250,000	291,625
5.63%, 01/07/41	100,000	128,000

		1,189,875

BULGARIA 0.0%†
Bulgaria Government International Bond, Reg. S, 8.25%, 01/15/15	160,000	183,000

COLOMBIA 0.0%†
Colombia Government International Bond, 6.13%, 01/18/41	150,000	203,505

CROATIA 0.0%†
Croatia Government International Bond, Reg. S, 6.75%, 11/05/19	325,000	366,438

DOMINICAN REPUBLIC 0.0%†
Dominican Republic International Bond Reg. S, 9.04%, 01/23/18	54,649	61,070
Reg. S, 7.50%, 05/06/21	100,000	112,750

		173,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
EGYPT 0.0%†
Egypt Government International Bond, Reg. S, 6.88%, 04/30/40	$100,000	$98,500

EL SALVADOR 0.0%†
El Salvador Government International Bond Reg. S, 7.38%, 12/01/19	150,000	172,500
Reg. S, 7.65%, 06/15/35	120,000	134,100

		306,600

GABON 0.0%†
Gabonese Republic, Reg. S, 8.20%, 12/12/17	100,000	122,000

HUNGARY 0.1%
Hungary Government International Bond 6.25%, 01/29/20	750,000	813,660
7.63%, 03/29/41	170,000	192,100

		1,005,760

INDONESIA 0.0%†
Indonesia Government International Bond, Reg. S, 6.75%, 03/10/14	200,000	214,250

IVORY COAST 0.0%†
Ivory Coast Government International Bond, Reg. S, 3.75%, 12/31/32(c)	130,000	111,800

LEBANON 0.1%
Lebanon Government International Bond 9.13%, 03/12/13	100,000	102,500
6.38%, 03/09/20	300,000	311,250

		413,750

LITHUANIA 0.1%
Lithuania Government International Bond, Reg. S, 7.38%, 02/11/20	366,000	464,820

MEXICO 0.0%†
Mexico Government International Bond, 5.88%, 02/17/14	100,000	106,250

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	230,000	276,345
7.13%, 01/29/26	200,000	283,500
6.70%, 01/26/36	160,000	224,800

		784,645

PERU 0.0%†
Peruvian Government International Bond 8.38%, 05/03/16	210,000	261,450
8.75%, 11/21/33	10,000	17,425

		278,875

PHILIPPINES 0.1%
Philippine Government International Bond 8.38%, 06/17/19	300,000	414,000
6.38%, 10/23/34	100,000	137,750

		551,750

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	100,000	110,720
6.38%, 07/15/19	150,000	185,250
5.13%, 04/21/21	300,000	349,500

		645,470

RUSSIA 0.1%
Russian Foreign Bond - Eurobond Reg. S, 5.00%, 04/29/20	200,000	229,500
Reg. S, 12.75%, 06/24/28	100,000	193,750
Reg. S, 7.50%, 03/31/30(c)	155,000	195,687

		618,937

SRI LANKA 0.0%†
Sri Lanka Government International Bond, Reg. S, 6.25%, 10/04/20	150,000	163,125

TURKEY 0.1%
Turkey Government International Bond 9.50%, 01/15/14	300,000	326,250
7.00%, 06/05/20	300,000	369,375
7.38%, 02/05/25	100,000	129,750
6.88%, 03/17/36	210,000	266,438
7.25%, 03/05/38	200,000	265,750

		1,357,563

UKRAINE 0.1%
Ukraine Government International Bond, Reg. S, 6.58%, 11/21/16	750,000	721,500

URUGUAY 0.0%†
Uruguay Government International Bond, 8.00%, 11/18/22	110,000	159,940

VENEZUELA 0.0%†
Venezuela Government International Bond, 9.38%, 01/13/34	100,000	88,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
VIETNAM 0.0%†
Vietnam Government International Bond, Reg. S, 6.75%, 01/29/20	$280,000	$310,800

Total Sovereign Bonds (cost $10,551,572)		11,316,469

U.S. Government Mortgage Backed Agencies 34.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G13072 5.00%, 04/01/23	$28,193	$30,454
Pool# G13122 5.00%, 04/01/23	14,509	15,650
Pool# J07940 5.00%, 05/01/23	168,124	181,922
Pool# G13225 5.00%, 06/01/23	275,666	297,344
Pool# J07942 5.00%, 06/01/23	31,046	33,488
Pool# J08443 5.00%, 07/01/23	68,870	75,577
Pool# C91128 5.50%, 12/01/27	72,408	79,112
Pool# D98252 5.00%, 08/01/29	296,139	321,734
Pool# A14186 5.50%, 10/01/33	4,488	4,930
Pool# A82875 5.50%, 11/01/33	90,320	99,218
Pool# C01674 5.50%, 11/01/33	37,989	41,731
Pool# A24611 4.50%, 06/01/34	14,005	15,098
Pool# A23854 5.50%, 06/01/34	49,463	54,275
Pool# G01827 4.50%, 06/01/35	7,743	8,342
Pool# A46898 4.50%, 09/01/35	119,285	128,503
Pool# G05085 4.50%, 09/01/35	275,426	296,925
Pool# G08084 4.50%, 10/01/35	165,700	178,505
Pool# A39572 5.00%, 11/01/35	160,126	174,316
Pool# A39584 5.50%, 11/01/35	86,786	95,120
Pool# G02203 4.50%, 03/01/36	16,288	17,546
Pool# A49058 5.50%, 05/01/36	158,643	173,598
Pool# A52983 5.50%, 10/01/36	236,846	258,775
Pool# A61562 5.50%, 10/01/36	91,457	99,925
Pool# G02379 6.00%, 10/01/36	49,380	54,361
Pool# A57475 5.50%, 02/01/37	16,575	18,079
Pool# G02561 5.50%, 02/01/37	229,207	250,429
Pool# A58420 5.50%, 03/01/37	30,548	33,319
Pool# G03400 5.50%, 03/01/37	735,127	803,191
Pool# A60064 5.50%, 04/01/37	282,157	307,753
Pool# G02791 5.50%, 04/01/37	18,547	20,229
Pool# G05521 5.50%, 05/01/37	3,649,498	4,022,300
Pool# G02976 5.50%, 06/01/37	189,019	206,166
Pool# G08204 5.50%, 06/01/37	36,106	39,382
Pool# A64594 5.50%, 07/01/37	127,501	139,067
Pool# G08210 6.00%, 07/01/37	320,407	352,226
Pool# A65518 6.00%, 09/01/37	327,933	360,500
Pool# A68546 5.50%, 11/01/37	210,670	229,781
Pool# G03432 5.50%, 11/01/37	194,064	211,668
Pool# A69653 5.50%, 12/01/37	66,617	72,661
Pool# A70591 5.50%, 12/01/37	242,287	264,266
Pool# G03616 6.00%, 12/01/37	95,316	104,781
Pool# G04774 4.50%, 01/01/38	157,760	169,951
Pool# A71374 5.50%, 01/01/38	43,457	47,643
Pool# A71604 5.50%, 01/01/38	857,896	935,720
Pool# A72378 5.50%, 01/01/38	778,415	849,029
Pool# G03927 5.50%, 01/01/38	50,143	54,692
Pool# A72243 5.00%, 02/01/38	11,242	12,189
Pool# A73996 5.50%, 02/01/38	787,901	858,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G03812 5.50%, 02/01/38	$3,067,493	$3,345,758
Pool# G03964 5.50%, 02/01/38	316,470	344,881
Pool# A72499 6.00%, 02/01/38	36,894	40,761
Pool# A74793 5.00%, 03/01/38	129,568	140,483
Pool# A75432 5.50%, 03/01/38	405,401	444,457
Pool# G04220 5.50%, 03/01/38	80,752	88,077
Pool# G08256 5.50%, 03/01/38	34,470	37,565
Pool# G04156 6.00%, 03/01/38	76,023	83,573
Pool# A75830 5.50%, 04/01/38	406,074	447,555
Pool# A76127 5.50%, 04/01/38	1,002,941	1,092,982
Pool# A76483 5.50%, 04/01/38	667,943	727,909
Pool# G04248 5.50%, 04/01/38	548,275	597,497
Pool# G08263 5.50%, 04/01/38	48,629	52,995
Pool# A76211 6.00%, 04/01/38	6,770	7,442
Pool# A76684 5.00%, 05/01/38	150,740	163,439
Pool# A77391 5.00%, 05/01/38	184,156	199,669
Pool# A76939 5.50%, 05/01/38	85,909	93,621
Pool# A77057 5.50%, 05/01/38	70,135	76,431
Pool# A77208 5.50%, 05/01/38	96,123	104,753
Pool# A77796 5.50%, 05/01/38	2,102,910	2,291,702
Pool# G04305 5.50%, 05/01/38	996,603	1,086,075
Pool# A77648 5.50%, 06/01/38	25,622	27,922
Pool# A77937 5.50%, 06/01/38	676,384	737,107
Pool# A78624 5.50%, 06/01/38	479,052	522,060
Pool# G04458 5.50%, 06/01/38	208,638	227,369
Pool# A78076 6.00%, 06/01/38	129,189	142,019
Pool# A78454 6.00%, 06/01/38	142,235	156,360
Pool# A79197 5.00%, 07/01/38	32,356	35,082
Pool# A78982 5.50%, 07/01/38	115,835	126,234
Pool# A79018 5.50%, 07/01/38	247,045	269,223
Pool# A79806 5.50%, 07/01/38	51,778	56,427
Pool# A79816 5.50%, 07/01/38	59,935	65,315
Pool# G04471 5.50%, 07/01/38	299,969	326,899
Pool# A80779 5.50%, 08/01/38	198,915	216,773
Pool# G04817 5.00%, 09/01/38	20,144	21,841
Pool# A81743 5.50%, 09/01/38	275,838	300,602
Pool# A82093 5.50%, 09/01/38	81,666	89,534
Pool# A82207 5.50%, 09/01/38	7,962	8,677
Pool# A82609 5.50%, 09/01/38	70,365	76,682
Pool# A82656 5.50%, 10/01/38	35,822	39,038
Pool# A82703 5.50%, 10/01/38	45,585	49,677
Pool# G04847 5.50%, 10/01/38	327,483	356,883
Pool# G05979 5.50%, 10/01/38	71,710	78,215
Pool# A82757 5.50%, 11/01/38	382,737	417,097
Pool# A82787 5.50%, 11/01/38	1,689,044	1,840,680
Pool# A83032 5.50%, 11/01/38	63,188	68,861
Pool# A83066 5.50%, 11/01/38	14,581	15,890
Pool# A83071 5.50%, 11/01/38	11,948	13,020
Pool# A83345 5.00%, 12/01/38	108,397	117,529
Pool# A83596 5.50%, 12/01/38	141,245	154,853
Pool# G05342 5.00%, 01/01/39	1,137,307	1,233,115
Pool# G08314 5.50%, 01/01/39	172,149	187,604
Pool# G05253 5.00%, 02/01/39	107,250	116,284
Pool# G05518 5.00%, 02/01/39	151,580	164,350
Pool# G08323 5.00%, 02/01/39	610,464	661,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A84417 5.50%, 02/01/39	$273,257	$298,387
Pool# G05300 5.50%, 02/01/39	44,555	48,555
Pool# G05841 5.50%, 04/01/39	95,427	103,995
Pool# A86370 4.50%, 05/01/39	13,054	14,043
Pool# A87339 5.00%, 07/01/39	106,396	115,359
Pool# A87679 5.00%, 08/01/39	652,908	707,910
Pool# A89340 4.50%, 10/01/39	842,748	906,556
Pool# G05684 5.50%, 10/01/39	519,625	566,275
Pool# G08372 4.50%, 11/01/39	1,389,192	1,494,374
Pool# A90140 4.50%, 12/01/39	74,763	80,424
Pool# G06020 5.50%, 12/01/39	3,059,254	3,336,772
Pool# G05813 6.00%, 12/01/39	152,728	167,896
Pool# G05923 5.50%, 02/01/40	367,179	400,487
Pool# G06031 5.50%, 03/01/40	119,297	130,119
Pool# A91997 5.00%, 04/01/40	298,210	325,941
Pool# G05849 4.50%, 05/01/40	4,255,271	4,589,424
Pool# G06193 5.50%, 05/01/40	507,960	554,039
Pool# A92458 5.00%, 06/01/40	123,844	135,361
Pool# G08402 5.00%, 06/01/40	500,246	546,764
Pool# A92764 5.50%, 06/01/40	161,621	178,111
Pool# G06412 5.50%, 07/01/40	5,964,240	6,505,282
Pool# A93311 4.50%, 08/01/40	99,730	107,561
Pool# A95796 4.00%, 12/01/40	560,432	614,718
Pool# A96567 4.00%, 02/01/41	1,080,275	1,184,915
Pool# A96705 4.00%, 02/01/41	256,215	275,869
Pool# A97055 4.00%, 02/01/41	142,862	153,821
Pool# A97264 4.00%, 02/01/41	582,425	627,102
Pool# A97294 4.00%, 02/01/41	842,017	906,607
Pool# A97046 4.50%, 02/01/41	598,161	647,189
Pool# A97373 4.50%, 03/01/41	1,752,301	1,895,928
Pool# A97618 4.50%, 03/01/41	23,674	25,615
Pool# A97620 4.50%, 03/01/41	46,539	50,354
Pool# A97932 4.00%, 04/01/41	881,529	949,149
Pool# A97968 4.00%, 04/01/41	6,563,109	7,066,549
Pool# Q00131 4.50%, 04/01/41	542,670	587,150
Pool# Q00456 4.50%, 04/01/41	8,361,305	9,046,633
Pool# Q00543 4.50%, 05/01/41	1,412,758	1,528,554
Pool# Q00628 4.50%, 05/01/41	312,330	337,930
Pool# Q00950 5.00%, 05/01/41	2,569,354	2,811,493
Pool# Q01181 4.50%, 06/01/41	66,846	72,325
Pool# Q01198 5.50%, 06/01/41	182,892	199,941
Pool# Q01759 4.50%, 07/01/41	11,178,332	12,094,556
Pool# G06802 4.50%, 10/01/41	250,683	269,663
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.50%, 10/15/42	56,470,000	60,546,428
4.00%, 10/15/42	68,845,000	73,997,622
Federal National Mortgage Association Pool
Pool# 969941 5.00%, 03/01/23	84,828	92,258
Pool# 982885 5.00%, 05/01/23	26,021	28,512
Pool# 975884 5.00%, 06/01/23	17,307	18,804
Pool# 987214 5.00%, 07/01/23	7,111	7,727
Pool# 976243 5.00%, 08/01/23	17,979	19,534
Pool# 987456 5.00%, 08/01/23	26,547	29,005
Pool# 965102 5.00%, 09/01/23	10,791	11,725
Pool# 988300 5.00%, 09/01/23	16,356	17,715
Pool# 992021 5.00%, 10/01/23	5,638	6,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 256640 5.50%, 03/01/27	$112,652	$123,747
Pool# 256676 5.50%, 04/01/27	116,971	128,492
Pool# 256896 5.50%, 09/01/27	97,364	106,954
Pool# 257075 5.50%, 02/01/28	107,008	117,481
Pool# 257282 5.50%, 07/01/28	605,393	664,642
Pool# 257367 5.50%, 09/01/28	227,086	249,168
Pool# 257451 5.50%, 11/01/28	49,615	54,439
Pool# 995477 5.50%, 01/01/29	111,495	122,406
Pool# 930997 4.50%, 04/01/29	588,860	639,222
Pool# AL0869 4.50%, 06/01/29	367,994	399,467
Pool# MA0097 5.00%, 06/01/29	327,161	357,657
Pool# 932716 5.00%, 04/01/30	33,455	36,553
Pool# MA0436 5.50%, 04/01/30	248,483	272,491
Pool# 720679 5.00%, 06/01/33	37,220	40,904
Pool# 310100 5.00%, 08/01/33	919,848	1,010,909
Pool# 738166 5.00%, 09/01/33	9,048	9,943
Pool# 725027 5.00%, 11/01/33	192,631	211,700
Pool# 745944 5.00%, 12/01/33	339,247	372,831
Pool# 725422 5.00%, 04/01/34	199,073	218,780
Pool# 888283 5.00%, 08/01/34	2,816,407	3,095,232
Pool# 794978 5.50%, 10/01/34	274,496	303,076
Pool# 802813 5.00%, 11/01/34	36,463	39,850
Pool# 803017 5.00%, 11/01/34	11,522	12,592
Pool# AD0308 5.00%, 03/01/35	2,225,577	2,445,899
Pool# 735382 5.00%, 04/01/35	550,754	601,920
Pool# 735403 5.00%, 04/01/35	2,011,338	2,198,194
Pool# 255706 5.50%, 05/01/35	12,955	14,287
Pool# 735578 5.00%, 06/01/35	1,045,295	1,144,365
Pool# 735581 5.00%, 06/01/35	5,228,775	5,746,241
Pool# 735591 5.00%, 06/01/35	19,670	21,616
Pool# 735795 5.00%, 06/01/35	3,032,524	3,314,251
Pool# 310099 5.00%, 08/01/35	6,567,695	7,197,856
Pool# 826791 5.00%, 08/01/35	448,938	491,487
Pool# 829244 5.00%, 08/01/35	9,656	10,571
Pool# 825753 5.50%, 08/01/35	78,928	87,047
Pool# 834657 5.50%, 08/01/35	12,319	13,586
Pool# 820341 5.00%, 09/01/35	39,265	42,986
Pool# 735925 5.00%, 10/01/35	1,610,606	1,756,389
Pool# 836583 5.00%, 10/01/35	11,968	13,102
Pool# 835482 5.50%, 10/01/35	65,498	72,236
Pool# 863626 5.50%, 12/01/35	57,212	63,097
Pool# 745275 5.00%, 02/01/36	4,127,732	4,520,026
Pool# 865972 5.50%, 03/01/36	165,616	181,825
Pool# 891588 5.50%, 05/01/36	496,386	544,967
Pool# 885808 5.50%, 06/01/36	17,039	18,707
Pool# 745826 6.00%, 07/01/36	41,806	46,271
Pool# 897267 5.50%, 10/01/36	105,377	115,690
Pool# 899215 6.00%, 10/01/36	107,839	119,357
Pool# 310107 5.00%, 11/01/36	405,396	443,311
Pool# 831922 5.50%, 11/01/36	34,845	38,256
Pool# 256513 5.50%, 12/01/36	195,288	214,400
Pool# 903013 5.50%, 12/01/36	391,723	430,060
Pool# 920078 5.50%, 12/01/36	49,018	53,816
Pool# 906869 6.00%, 12/01/36	109,903	121,642
Pool# 967685 5.50%, 01/01/37	212,611	234,748
Pool# 888222 6.00%, 02/01/37	94,079	104,128

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 914049 6.00%, 03/01/37	$507,951	$562,205
Pool# 914752 5.50%, 04/01/37	125,266	137,369
Pool# 915952 5.50%, 04/01/37	77,983	85,883
Pool# 915970 5.50%, 04/01/37	73,367	80,456
Pool# 897640 5.50%, 05/01/37	189,033	207,297
Pool# 899528 5.50%, 05/01/37	347,941	381,558
Pool# 917988 6.00%, 05/01/37	239,822	265,437
Pool# 899562 5.50%, 06/01/37	129,118	141,594
Pool# 918659 5.50%, 06/01/37	354,831	390,778
Pool# 915639 6.00%, 06/01/37	392,772	434,723
Pool# 939984 6.00%, 06/01/37	394,722	436,881
Pool# 938175 5.50%, 07/01/37	48,003	52,641
Pool# 944635 5.50%, 07/01/37	140,964	154,583
Pool# 899598 6.00%, 07/01/37	38,164	42,241
Pool# 928483 6.00%, 07/01/37	327,187	362,133
Pool# 942052 6.00%, 07/01/37	167,996	185,939
Pool# 944526 6.00%, 07/01/37	107,714	119,219
Pool# 942290 5.50%, 08/01/37	208,472	228,614
Pool# 945218 5.50%, 08/01/37	18,182	19,939
Pool# 936895 6.00%, 08/01/37	16,082	17,800
Pool# 952277 5.50%, 09/01/37	3,879	4,254
Pool# 952276 6.00%, 09/01/37	322,434	358,384
Pool# 933131 5.50%, 10/01/37	116,218	127,447
Pool# 943640 5.50%, 10/01/37	10,500	11,514
Pool# 946923 6.00%, 10/01/37	419,093	463,856
Pool# 955770 6.00%, 10/01/37	42,916	47,500
Pool# 960117 5.50%, 11/01/37	4,608	5,054
Pool# 933166 6.00%, 11/01/37	987,566	1,092,152
Pool# 956411 6.00%, 11/01/37	157,347	174,153
Pool# 959983 6.00%, 11/01/37	277,980	307,670
Pool# 899952 5.00%, 12/01/37	666,933	727,642
Pool# 967276 5.00%, 12/01/37	87,784	95,775
Pool# 959454 5.50%, 12/01/37	367,031	402,493
Pool# 967254 5.50%, 12/01/37	339,867	372,705
Pool# 929018 6.00%, 12/01/37	258,844	286,490
Pool# 966419 6.00%, 12/01/37	157,213	174,004
Pool# 961181 5.50%, 01/01/38	84,891	93,093
Pool# 961256 5.50%, 01/01/38	259,734	284,829
Pool# 961311 5.50%, 01/01/38	257,998	282,926
Pool# 969451 5.50%, 01/01/38	176,225	193,252
Pool# 961348 6.00%, 01/01/38	537,835	595,280
Pool# 965719 6.00%, 01/01/38	125,286	138,394
Pool# 889517 5.50%, 02/01/38	234,397	257,044
Pool# 960048 5.50%, 02/01/38	20,795	22,804
Pool# 969757 5.50%, 02/01/38	8,229	9,024
Pool# 969776 5.50%, 02/01/38	183,156	201,711
Pool# 972404 5.50%, 02/01/38	75,473	83,037
Pool# 972701 5.50%, 02/01/38	61,679	67,639
Pool# 933409 5.00%, 03/01/38	384,793	436,053
Pool# 961849 5.50%, 03/01/38	169,879	186,293
Pool# 962371 5.50%, 03/01/38	190,665	209,087
Pool# 973775 5.50%, 03/01/38	137,929	151,255
Pool# 974674 5.50%, 03/01/38	102,350	112,239
Pool# 975186 5.50%, 03/01/38	251,706	277,205
Pool# 961992 6.00%, 03/01/38	384,450	424,671

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 933777 5.50%, 04/01/38	$56,330	$61,773
Pool# 972607 5.50%, 04/01/38	83,694	91,780
Pool# 973726 6.00%, 04/01/38	720,979	796,408
Pool# 982126 5.00%, 05/01/38	178,095	194,306
Pool# 969268 5.50%, 05/01/38	15,300	16,778
Pool# 970232 5.50%, 05/01/38	34,424	37,750
Pool# 975049 5.50%, 05/01/38	103,409	113,400
Pool# 995048 5.50%, 05/01/38	438,082	480,956
Pool# 889509 6.00%, 05/01/38	174,897	193,577
Pool# 889579 6.00%, 05/01/38	348,988	386,436
Pool# 889572 5.50%, 06/01/38	211,473	231,905
Pool# 963774 5.50%, 06/01/38	469,027	514,343
Pool# 976213 5.50%, 06/01/38	17,732	19,445
Pool# 979984 5.50%, 06/01/38	164,415	180,300
Pool# 983821 5.50%, 06/01/38	83,382	91,438
Pool# 985531 5.50%, 06/01/38	240,882	264,155
Pool# 985558 5.50%, 06/01/38	600,204	658,195
Pool# 985559 5.50%, 06/01/38	490,381	537,760
Pool# 985731 5.50%, 06/01/38	93,389	102,412
Pool# 986519 5.50%, 06/01/38	25,867	28,366
Pool# 889719 5.50%, 07/01/38	175,336	192,276
Pool# 934333 5.50%, 07/01/38	716,317	785,527
Pool# 934351 5.50%, 07/01/38	117,130	128,447
Pool# 963975 5.50%, 07/01/38	303,471	332,792
Pool# 986245 5.50%, 07/01/38	36,654	40,196
Pool# 257306 5.50%, 08/01/38	199,973	219,294
Pool# 964970 5.50%, 08/01/38	181,225	198,735
Pool# 975697 5.50%, 08/01/38	56,039	61,454
Pool# 986062 5.50%, 08/01/38	45,516	49,913
Pool# 925973 6.00%, 08/01/38	51,783	57,201
Pool# 970818 5.50%, 09/01/38	228,085	250,122
Pool# 986938 5.50%, 09/01/38	78,008	85,545
Pool# 889955 5.50%, 10/01/38	171,860	188,465
Pool# 970650 5.50%, 10/01/38	373,712	409,819
Pool# 990786 5.50%, 10/01/38	110,259	120,912
Pool# 992471 5.50%, 10/01/38	24,383	26,739
Pool# 930071 6.00%, 10/01/38	1,780,269	1,966,521
Pool# 991002 6.00%, 10/01/38	25,559	28,305
Pool# 992035 6.00%, 10/01/38	91,781	101,383
Pool# 934645 5.50%, 11/01/38	339,909	372,751
Pool# 934665 5.50%, 11/01/38	432,872	474,696
Pool# 970809 5.50%, 11/01/38	198,227	217,379
Pool# 985805 5.50%, 11/01/38	184,582	202,416
Pool# 930253 5.50%, 12/01/38	390,833	428,595
Pool# 934249 5.50%, 12/01/38	132,416	145,210
Pool# 970929 5.50%, 12/01/38	345,290	378,651
Pool# 991434 5.50%, 12/01/38	135,858	148,984
Pool# 992676 5.50%, 12/01/38	250,240	274,418
Pool# 992944 5.50%, 12/01/38	110,275	120,929
Pool# AA0694 5.50%, 12/01/38	362,369	397,380
Pool# AD0385 5.50%, 12/01/38	104,154	114,436
Pool# 993100 5.50%, 01/01/39	154,098	168,987
Pool# 993111 5.50%, 01/01/39	290,653	318,735
Pool# AA1638 5.50%, 02/01/39	388,601	426,147
Pool# AD0306 5.50%, 03/01/39	56,499	61,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 995845 5.50%, 04/01/39	$8,369	$9,178
Pool# 935075 6.00%, 04/01/39	206,923	228,571
Pool# AC0017 5.50%, 09/01/39	38,736	42,479
Pool# AD0638 6.00%, 09/01/39	289,397	320,307
Pool# 190399 5.50%, 11/01/39	51,581	56,565
Pool# AE0392 5.50%, 12/01/39	204,398	224,516
Pool# AC5566 4.50%, 02/01/40	134,140	145,654
Pool# AB1316 5.50%, 05/01/40	427,301	468,586
Pool# AD6856 5.00%, 07/01/40	27,614	30,265
Pool# AD5283 4.50%, 09/01/40	96,675	104,973
Pool# AE6039 4.50%, 10/01/40	654,463	710,640
Pool# AH4709 4.50%, 04/01/41	291,898	317,501
Pool# AH9471 4.50%, 04/01/41	1,152,504	1,269,872
Pool# AI1193 4.50%, 04/01/41	358,988	390,476
Pool# AB3194 4.50%, 06/01/41	2,515,229	2,735,845
Pool# AI4562 4.50%, 06/01/41	390,399	424,642
Pool# AI5011 4.50%, 06/01/41	719,069	782,141
Pool# AI1320 4.50%, 07/01/41	47,191	51,330
Pool# AI7921 4.50%, 08/01/41	91,471	99,495
Pool# AL1547 4.50%, 11/01/41	486,952	529,663
Federal National Mortgage Association Pool TBA 3.50%, 10/25/42	3,905,000	4,188,113
4.00%, 10/25/42	31,970,000	34,442,681
5.00%, 10/25/42	11,760,000	12,827,587
5.50%, 10/25/42	5,350,000	5,864,937
6.00%, 10/25/42	160,000	176,650
3.50%, 11/25/42	4,235,000	4,530,788
Government National Mortgage Association I Pool
Pool# 618988 6.00%, 06/15/34	46,047	52,557
Pool# 689575 6.50%, 07/15/38	68,127	77,722

Total U.S. Government Mortgage Backed Agencies (cost $364,047,322)		370,519,619

U.S. Government Sponsored & Agency Obligations 0.8%

	Principal Amount	Market Value
Federal Home Loan Banks 3.63%, 05/29/13	$1,630,000	$1,666,862
4.00%, 09/06/13	150,000	155,307
5.50%, 07/15/36	5,105,000	7,072,957

Total U.S. Government Sponsored & Agency Obligations (cost $8,568,533)		8,895,126

U.S. Treasury Bonds 9.0%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.88%, 08/15/25	$13,385,000	$20,868,045
5.50%, 08/15/28	6,355,000	9,098,574
4.50%, 02/15/36	8,705,000	11,613,010

U.S. Treasury Inflation Indexed Bonds 2.38%, 01/15/17	11,695,000	15,583,290
1.13%, 01/15/21	17,900,000	22,193,256
2.00%, 01/15/26	12,395,000	18,798,937

Total U.S. Treasury Bonds (cost $94,060,876)		98,155,112

U.S. Treasury Notes 23.6%

	Principal Amount	Market Value
U.S. Treasury Notes 0.63%, 02/28/13	$50,000,000	$50,099,600
0.50%, 05/31/13	20,000,000	20,042,960
0.38%, 07/31/13	113,445,000	113,631,163
0.13%, 09/30/13	8,000,000	7,994,688
0.13%, 12/31/13	20,000,000	19,978,900
2.38%, 10/31/14	9,605,000	10,025,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
3.63%, 08/15/19	$29,635,000	$34,807,226

Total U.S. Treasury Notes (cost $256,399,204)		256,580,505

Yankee Dollar 0.3%

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 0.3%
Suncor Energy, Inc., 6.50%, 06/15/38	$2,525,000	$3,347,471

Total Yankee Dollar (cost $3,273,608)		3,347,471

Mutual Fund 5.4%

	Shares	Market Value
Money Market Fund 5.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20%(d)	58,852,321	$58,852,321

Total Mutual Fund (cost $58,852,321)		58,852,321

Total Investments (cost $1,260,857,351) (e) — 120.3%		1,308,298,179
Liabilities in excess of other assets — (20.3)%		(220,642,447)

NET ASSETS — 100.0%		$1,087,655,732

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $58,152,193 which represents 5.34% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2012.
(d)	Represents 7-day effective yield as of September 30, 2012.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,261,319,616, tax unrealized appreciation and depreciation were $47,518,474 and $(539,911), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
OJSC	Open Joint Stock Company
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

At September 30, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
86	90 Day Eurodollar	12/14/15	$21,307,575	$12,363
138	U.S. Treasury 2 Year Note	12/31/12	30,433,313	15,098

			$ 51,740,888	$27,461

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(148)	U.S. Treasury 10 Year Note	12/19/12	$19,755,688	$(81,197)
(354)	U.S. Treasury 5 Year Note	12/31/12	44,120,016	(167,995)

			$63,875,704	$(249,192)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$38,464,775	$—	$38,464,775
Commercial Mortgage Backed Securities	—	137,840,256	—	137,840,256
Corporate Bonds	—	324,326,525	—	324,326,525
Futures Contracts	27,461	—	—	27,461
Mutual Fund	58,852,321	—	—	58,852,321
Sovereign Bonds	—	11,316,469	—	11,316,469
U.S. Government Mortgage Backed Agencies	—	370,519,619	—	370,519,619
U.S. Government Sponsored & Agency Obligations	—	8,895,126	—	8,895,126
U.S. Treasury Bonds	—	98,155,112	—	98,155,112
U.S. Treasury Notes	—	256,580,505	—	256,580,505
Yankee Dollar	—	3,347,471	—	3,347,471

Total Assets	$58,879,782	$1,249,445,858	$—	$1,308,325,640

Liabilities:
Futures Contracts	(249,192)	—	—	(249,192)

Total Liabilities	$(249,192)	$—	$—	$(249,192)

Total	$58,630,590	$1,249,445,858	$—	$1,308,076,448

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Core Plus Bond Fund

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to reduce exposure to changes in the level of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$27,461

Total		$27,461

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(249,192)

Total		$(249,192)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Developing Markets Fund

Common Stocks 94.9%

	Shares	Market Value
BRAZIL 8.3%
Aerospace & Defense 1.2%
Embraer SA, ADR	46,150	$1,228,513

Beverages 1.9%
Cia de Bebidas das Americas - Preference Shares, ADR	50,350	1,926,894

Health Care Providers & Services 0.8%
Fleury SA	72,700	860,315

Household Durables 0.5%
Rossi Residencial SA	196,200	489,714

Information Technology Services 0.3%
Cielo SA	13,680	341,047

Metals & Mining 1.6%
Vale SA - Preference Shares, ADR	92,030	1,597,641

Transportation Infrastructure 0.9%
Obrascon Huarte Lain Brasil SA	106,300	968,485

Water Utilities 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo	16,000	651,049
Companhia de Saneamento de Minas Gerais-Copasa MG	19,400	440,681

		1,091,730

		8,504,339

CHILE 1.5%
Wireless Telecommunication Services 1.5%
Empresa Nacional de Telecomunicaciones SA	73,120	1,523,766

CHINA 11.5%
Automobiles 1.9%
Great Wall Motor Co., Ltd., H Shares	716,000	1,878,502

Chemicals 0.7%
China BlueChemical Ltd., H Shares	1,266,000	746,567

Commercial Banks 0.9%
China Construction Bank Corp., H Shares	1,356,000	935,220

Communications Equipment 0.5%
AAC Technologies Holdings, Inc.	146,500	526,741

Construction & Engineering 2.8%
China Communications Construction Co., Ltd., H Shares	1,641,000	1,322,481
China Railway Construction Corp., Ltd., H Shares	1,727,500	1,537,834

		2,860,315

Independent Power Producers & Energy Traders 0.8%
Huaneng Power International, Inc., H Shares	1,004,000	761,198

Life Sciences Tools & Services 0.9%
WuXi PharmaTech (Cayman), Inc., ADR*	62,080	926,854

Oil, Gas & Consumable Fuels 3.0%
China Petroleum & Chemical Corp., H Shares	1,858,000	1,723,455
CNOOC Ltd.	669,000	1,358,298

		3,081,753

		11,717,150

HONG KONG 5.4%
Chemicals 0.4%
Yingde Gases	471,075	415,867

Independent Power Producers & Energy Traders 0.7%
China Resources Power Holdings Co., Ltd.	314,000	686,747

Media 1.3%
Focus Media Holding Ltd., ADR	54,490	1,275,066

Real Estate Management & Development 0.9%
China Overseas Land & Investment Ltd.	368,000	927,438

Wireless Telecommunication Services 2.1%
China Mobile Ltd.	196,000	2,172,839

		5,477,957

INDIA 5.5%
Auto Components 0.5%
Apollo Tyres Ltd.	316,570	554,521

Commercial Banks 1.2%
ICICI Bank Ltd.	58,390	1,170,206

Diversified Financial Services 0.5%
Power Finance Corp., Ltd.	139,330	497,854

Information Technology Services 0.8%
Hexaware Technologies Ltd.	359,752	829,127

Metals & Mining 1.9%
JSW Steel Ltd.	30,580	438,242
NMDC Ltd.	88,040	322,875
Sterlite Industries (India) Ltd.	601,270	1,132,862

		1,893,979

Oil, Gas & Consumable Fuels 0.6%
Oil & Natural Gas Corp., Ltd.	119,670	636,796

		5,582,483

INDONESIA 1.5%
Diversified Telecommunication Services 0.9%
Telekomunikasi Indonesia Persero Tbk PT	878,000	861,865

Food Products 0.6%
Indofood Sukses Makmur Tbk PT	1,103,000	649,340

		1,511,205

MALAYSIA 1.9%
Commercial Banks 1.0%
Malayan Banking Bhd	334,000	983,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
MALAYSIA (continued)
Diversified Financial Services 0.9%
AMMB Holdings Bhd	449,400	$933,625

		1,916,700

MEXICO 3.9%
Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	10,350	951,993

Commercial Banks 1.9%
Grupo Financiero Banorte SAB de CV, Class O	343,200	1,939,736

Industrial Conglomerates 1.1%
Alfa SAB de CV, Class A	601,000	1,118,726

		4,010,455

PERU 0.6%
Commercial Banks 0.6%
Credicorp Ltd.	4,500	563,760

PHILIPPINES 0.7%
Commercial Banks 0.7%
Metropolitan Bank & Trust Co.	328,110	726,824

RUSSIA 9.3%
Chemicals 0.8%
Uralkali OJSC, GDR	18,910	784,808

Commercial Banks 1.7%
Sberbank of Russia, ADR	148,610	1,731,307

Oil, Gas & Consumable Fuels 5.7%
Gazprom OAO, ADR	178,050	1,796,525
LUKOIL OAO, ADR	45,500	2,800,070
Surgutneftegas OAO, ADR	132,850	1,203,992

		5,800,587

Wireless Telecommunication Services 1.1%
Mobile Telesystems OJSC, ADR	68,000	1,191,360

		9,508,062

SOUTH AFRICA 7.9%
Commercial Banks 0.7%
Nedbank Group Ltd.	30,860	680,769

Distributors 0.8%
Imperial Holdings Ltd.	38,740	871,567

Diversified Financial Services 0.6%
FirstRand Ltd.	178,740	599,083

Food Products 1.2%
AVI Ltd.	42,600	305,497
Tiger Brands Ltd.	28,560	936,833

		1,242,330

Metals & Mining 0.8%
AngloGold Ashanti Ltd.	22,930	799,313

Oil, Gas & Consumable Fuels 1.0%
Sasol Ltd.	24,210	1,079,517

Real Estate Management & Development 1.0%
Growthpoint Properties Ltd.	330,950	991,165

Wireless Telecommunication Services 1.8%
MTN Group Ltd.	93,160	1,798,465

		8,062,209

SOUTH KOREA 15.7%
Auto Components 0.5%
Hankook Tire Co. Ltd.(a)	14,210	533,881

Automobiles 3.1%
Hyundai Motor Co.	13,894	3,133,891

Chemicals 0.4%
Kukdo Chemical Co., Ltd.	8,540	371,197

Commercial Banks 2.2%
BS Financial Group, Inc.	45,470	488,420
DGB Financial Group, Inc.	64,040	842,802
Hana Financial Group, Inc.	30,980	944,852

		2,276,074

Construction & Engineering 1.1%
Daelim Industrial Co., Ltd.	13,748	1,163,979

Diversified Telecommunication Services 0.8%
KT Corp.	24,640	778,336

Semiconductors & Semiconductor Equipment 5.4%
Samsung Electronics Co., Ltd.	4,584	5,524,170

Textiles, Apparel & Luxury Goods 1.2%
Youngone Corp.	35,990	1,184,735

Tobacco 1.0%
KT&G Corp.	13,658	1,040,855

		16,007,118

TAIWAN 9.5%
Commercial Banks 1.8%
E.Sun Financial Holding Co. Ltd.	1,066,000	601,289
Mega Financial Holding Co. Ltd.	1,612,835	1,236,812

		1,838,101

Construction & Engineering 1.1%
CTCI Corp.	464,000	1,059,968

Construction Materials 0.0%†
Asia Cement Corp.	3,000	3,780

Electronic Equipment, Instruments & Components 3.0%
Hon Hai Precision Industry Co., Ltd.	830,500	2,600,334
Zhen Ding Technology Holding Ltd.	154,000	482,885

		3,083,219

Semiconductors & Semiconductor Equipment 3.6%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	232,770	3,682,422

		9,667,490

THAILAND 7.2%
Chemicals 1.3%
PTT Global Chemical PCL	648,019	1,324,550

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Developing Markets Fund

Common Stocks (continued)

	Shares	Market Value
THAILAND (continued)
Commercial Banks 2.6%
Bangkok Bank PCL REG	177,000	$1,152,894
Siam Commercial Bank PCL	119,400	661,394
Thanachart Capital PCL	658,600	805,975

		2,620,263

Food & Staples Retailing 0.5%
CP ALL PCL	463,400	532,955

Oil, Gas & Consumable Fuels 1.1%
PTT PCL	107,300	1,144,475

Real Estate Management & Development 0.9%
Asian Property Development PCL	3,085,100	905,683

Transportation Infrastructure 0.8%
Airports of Thailand PCL	303,800	783,254

		7,311,180

TURKEY 4.5%
Aerospace & Defense 0.3%
Aselsan Elektronik Sanayi Ve Ticaret AS	91,240	329,862

Commercial Banks 2.4%
Turkiye Garanti Bankasi AS	176,510	737,397
Turkiye Halk Bankasi AS	79,410	619,104
Turkiye Is Bankasi, Class C	340,460	1,070,052

		2,426,553

Diversified Telecommunication Services 0.8%
Turk Telekomunikasyon AS	213,290	849,559

Metals & Mining 1.0%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	725,550	473,386
Koza Altin Isletmeleri AS	25,030	536,767

		1,010,153

		4,616,127

Total Common Stocks (cost $88,904,104)		96,706,825

Preferred Stock 0.6%

	Shares	Market Value
BRAZIL 0.6%
Metals & Mining 0.6%
Bradespar SA - Preference Shares	44,500	$612,870

Total Preferred Stock (cost $909,120)		612,870

Exchange Traded Fund 3.2%

	Shares	Market Value
UNITED STATES 3.2%
iShares MSCI Emerging Markets Index Fund	78,850	$3,258,082

Total Exchange Traded Fund (cost $3,193,175)		3,258,082

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.20%(b)	14,094	$14,094

Total Mutual Fund (cost $14,094)		14,094

Total Investments (cost $93,020,493) (c) — 98.7%		100,591,871
Other assets in excess of liabilities — 1.3%		1,364,298

NET ASSETS — 100.0%		$101,956,169

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $94,188,252, tax unrealized appreciation and depreciation were $10,658,487 and $(4,254,868), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Developing Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,228,513	$329,862	$—	$1,558,375
Auto Components	—	1,088,402	—	1,088,402
Automobiles	—	5,012,393	—	5,012,393
Beverages	2,878,887	—	—	2,878,887
Chemicals	—	3,642,989	—	3,642,989
Commercial Banks	4,234,803	13,657,085	—	17,891,888
Communications Equipment	—	526,741	—	526,741
Construction & Engineering	—	5,084,262	—	5,084,262
Construction Materials	—	3,780	—	3,780
Distributors	—	871,567	—	871,567
Diversified Financial Services	—	2,030,562	—	2,030,562
Diversified Telecommunication Services	—	2,489,760	—	2,489,760
Electronic Equipment, Instruments & Components	—	3,083,219	—	3,083,219
Food & Staples Retailing	—	532,955	—	532,955
Food Products	—	1,891,670	—	1,891,670
Health Care Providers & Services	860,315	—	—	860,315
Household Durables	489,714	—	—	489,714
Independent Power Producers & Energy Traders	—	1,447,945	—	1,447,945
Industrial Conglomerates	1,118,726	—	—	1,118,726
Information Technology Services	341,047	829,127	—	1,170,174
Life Sciences Tools & Services	926,854	—	—	926,854
Media	1,275,066	—	—	1,275,066
Metals & Mining	1,597,641	3,703,445	—	5,301,086
Oil, Gas & Consumable Fuels	4,596,595	7,146,533	—	11,743,128
Real Estate Management & Development	—	2,824,286	—	2,824,286
Semiconductors & Semiconductor Equipment	3,682,422	5,524,170	—	9,206,592
Textiles, Apparel & Luxury Goods	—	1,184,735	—	1,184,735
Tobacco	—	1,040,855	—	1,040,855
Transportation Infrastructure	968,485	783,254	—	1,751,739
Water Utilities	1,091,730	—	—	1,091,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Developing Markets Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Wireless Telecommunication Services	$2,715,126	$3,971,304	$—	$6,686,430

Total Common Stocks	$28,005,924	$68,700,901	$—	$96,706,825

Exchange Traded Fund	3,258,082	—	—	3,258,082
Mutual Fund	14,094	—	—	14,094
Preferred Stock*	612,870	—	—	612,870

Total	$31,890,970	$68,700,901	$—	$100,591,871

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 97.0%

	Shares	Market Value
BRAZIL 8.6%
Aerospace & Defense 1.3%
Embraer SA, ADR	74,410	$1,980,794

Beverages 1.9%
Cia de Bebidas das Americas - Preference Shares, ADR	77,140	2,952,148

Health Care Providers & Services 0.9%
Fleury SA	110,400	1,306,448

Household Durables 0.5%
Rossi Residencial SA	290,400	724,836

Information Technology Services 0.4%
Cielo SA	25,920	646,194

Metals & Mining 1.6%
Vale SA - Preference Shares, ADR	138,570	2,405,575

Transportation Infrastructure 1.0%
Obrascon Huarte Lain Brasil SA	165,300	1,506,026

Water Utilities 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo	24,600	1,000,989
Companhia de Saneamento de Minas Gerais-Copasa MG	26,800	608,775

		1,609,764

		13,131,785

CHILE 1.5%
Wireless Telecommunication Services 1.5%
Empresa Nacional de Telecomunicaciones SA	112,000	2,333,996

CHINA 11.7%
Automobiles 1.9%
Great Wall Motor Co., Ltd., H Shares	1,095,000	2,872,848

Chemicals 0.7%
China BlueChemical Ltd., H Shares	1,918,000	1,131,055

Commercial Banks 0.9%
China Construction Bank Corp., H Shares	2,089,000	1,440,763

Communications Equipment 0.5%
AAC Technologies Holdings, Inc.	220,000	791,011

Construction & Engineering 2.9%
China Communications Construction Co., Ltd., H Shares	2,402,000	1,935,771
China Railway Construction Corp., Ltd., H Shares	2,704,000	2,407,122

		4,342,893

Independent Power Producers & Energy Traders 0.8%
Huaneng Power International, Inc., H Shares	1,508,000	1,143,313

Life Sciences Tools & Services 0.9%
WuXi PharmaTech (Cayman), Inc., ADR*	92,240	1,377,143

Oil, Gas & Consumable Fuels 3.1%
China Petroleum & Chemical Corp., H Shares	2,796,000	2,593,531
CNOOC Ltd.	1,044,000	2,119,675

		4,713,206

		17,812,232

HONG KONG 5.5%
Chemicals 0.4%
Yingde Gases	611,925	540,210

Independent Power Producers & Energy Traders 0.7%
China Resources Power Holdings Co., Ltd.	470,000	1,027,933

Media 1.3%
Focus Media Holding Ltd., ADR	83,310	1,949,454

Real Estate Management & Development 0.9%
China Overseas Land & Investment Ltd.	558,000	1,406,278

Wireless Telecommunication Services 2.2%
China Mobile Ltd.	309,000	3,425,547

		8,349,422

INDIA 5.7%
Auto Components 0.6%
Apollo Tyres Ltd.	485,350	850,165

Commercial Banks 1.2%
ICICI Bank Ltd.	89,770	1,799,100

Diversified Financial Services 0.5%
Power Finance Corp., Ltd.	210,080	750,658

Information Technology Services 0.8%
Hexaware Technologies Ltd.	565,155	1,302,524

Metals & Mining 1.9%
JSW Steel Ltd.	45,980	658,938
NMDC Ltd.	132,380	485,486
Sterlite Industries (India) Ltd.	938,600	1,768,431

		2,912,855

Oil, Gas & Consumable Fuels 0.7%
Oil & Natural Gas Corp., Ltd.	192,920	1,026,578

		8,641,880

INDONESIA 1.5%
Diversified Telecommunication Services 0.9%
Telekomunikasi Indonesia Persero Tbk PT	1,341,000	1,316,356

Food Products 0.6%
Indofood Sukses Makmur Tbk PT	1,659,500	976,954

		2,293,310

MALAYSIA 1.9%
Commercial Banks 0.9%
Malayan Banking Bhd	503,200	1,481,088

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
MALAYSIA (continued)
Diversified Financial Services 1.0%
AMMB Holdings Bhd	722,500	$1,500,988

		2,982,076

MEXICO 4.0%
Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	15,410	1,417,412

Commercial Banks 2.0%
Grupo Financiero Banorte SAB de CV, Class O	538,200	3,041,859

Industrial Conglomerates 1.1%
Alfa SAB de CV, Class A	918,000	1,708,803

		6,168,074

PERU 0.6%
Commercial Banks 0.6%
Credicorp Ltd.	6,740	844,387

PHILIPPINES 0.7%
Commercial Banks 0.7%
Metropolitan Bank & Trust Co.	510,630	1,131,140

RUSSIA 9.5%
Chemicals 0.8%
Uralkali OJSC, GDR-REG S	28,870	1,198,171

Commercial Banks 1.8%
Sberbank of Russia, ADR	231,400	2,695,810

Oil, Gas & Consumable Fuels 5.8%
Gazprom OAO, ADR	267,800	2,702,102
LUKOIL OAO, ADR	70,040	4,310,261
Surgutneftegas OAO, ADR	203,630	1,845,457

		8,857,820

Wireless Telecommunication Services 1.1%
Mobile Telesystems OJSC, ADR	98,930	1,733,254

		14,485,055

SOUTH AFRICA 8.1%
Commercial Banks 0.6%
Nedbank Group Ltd.	44,760	987,402

Distributors 0.9%
Imperial Holdings Ltd.	59,920	1,348,072

Diversified Financial Services 0.6%
FirstRand Ltd.	293,630	984,160

Food Products 1.2%
AVI Ltd.	64,100	459,680
Tiger Brands Ltd.	44,000	1,443,300

		1,902,980

Metals & Mining 0.8%
AngloGold Ashanti Ltd.	35,110	1,223,893

Oil, Gas & Consumable Fuels 1.1%
Sasol Ltd.	36,040	1,607,013

Real Estate Management & Development 1.0%
Growthpoint Properties Ltd.	499,720	1,496,615

Wireless Telecommunication Services 1.9%
MTN Group Ltd.	150,140	2,898,472

		12,448,607

SOUTH KOREA 16.2%
Auto Components 0.5%
Hankook Tire Co. Ltd.(a)	21,290	799,882

Automobiles 3.2%
Hyundai Motor Co.	21,891	4,937,671

Chemicals 0.3%
Kukdo Chemical Co., Ltd.	11,470	498,551

Commercial Banks 2.3%
BS Financial Group, Inc.	64,920	697,344
DGB Financial Group, Inc.	99,060	1,303,685
Hana Financial Group, Inc.	49,260	1,502,370

		3,503,399

Construction & Engineering 1.2%
Daelim Industrial Co., Ltd.	20,700	1,752,573

Diversified Telecommunication Services 0.8%
KT Corp.	37,080	1,171,294

Semiconductors & Semiconductor Equipment 5.7%
Samsung Electronics Co., Ltd.	7,158	8,626,093

Textiles, Apparel & Luxury Goods 1.2%
Youngone Corp.	55,880	1,839,482

Tobacco 1.0%
KT&G Corp.	20,828	1,587,270

		24,716,215

TAIWAN 9.6%
Commercial Banks 1.8%
E.Sun Financial Holding Co. Ltd.	1,597,000	900,805
Mega Financial Holding Co. Ltd.	2,469,495	1,893,747

		2,794,552

Construction & Engineering 1.0%
CTCI Corp.	653,000	1,491,722

Construction Materials 0.0%†
Asia Cement Corp.	4,830	6,087

Electronic Equipment, Instruments & Components 3.0%
Hon Hai Precision Industry Co., Ltd.	1,245,200	3,898,779
Zhen Ding Technology Holding Ltd.	231,000	724,328

		4,623,107

Semiconductors & Semiconductor Equipment 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	362,410	5,733,326

		14,648,794

THAILAND 7.3%
Chemicals 1.4%
PTT Global Chemical PCL	1,021,236	2,087,405

Commercial Banks 2.6%
Bangkok Bank PCL REG	271,000	1,765,165
Siam Commercial Bank PCL	178,900	990,983
Thanachart Capital PCL	986,500	1,207,249

		3,963,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Market Value
THAILAND (continued)
Food & Staples Retailing 0.5%
CP ALL PCL	697,300	$801,963

Oil, Gas & Consumable Fuels 1.1%
PTT PCL	162,400	1,732,178

Real Estate Management & Development 0.9%
Asian Property Development PCL	4,709,500	1,382,553

Transportation Infrastructure 0.8%
Airports of Thailand PCL	470,100	1,212,007

		11,179,503

TURKEY 4.6%
Aerospace & Defense 0.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	137,290	496,347

Commercial Banks 2.4%
Turkiye Garanti Bankasi AS	274,650	1,147,392
Turkiye Halk Bankasi AS	120,720	941,169
Turkiye Is Bankasi, Class C	510,770	1,605,329

		3,693,890

Diversified Telecommunication Services 0.8%
Turk Telekomunikasyon AS	315,970	1,258,546

Metals & Mining 1.0%
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,115,030	727,503
Koza Altin Isletmeleri AS	37,630	806,974

		1,534,477

		6,983,260

Total Common Stocks (cost $135,556,676)		148,149,736

Preferred Stock 0.6%

	Shares	Market Value
BRAZIL 0.6%
Metals & Mining 0.6%
Bradespar SA - Preference Shares	66,300	$913,107

Total Preferred Stock (cost $1,344,177)		913,107

Exchange Traded Fund 1.6%

	Shares	Market Value
UNITED STATES 1.6%
iShares MSCI Emerging Markets Index Fund	59,550	$2,460,606

Total Exchange Traded Fund (cost $2,397,894)		2,460,606

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20%(b)	398,155	$398,155

Total Mutual Fund (cost $398,155)		398,155

Total Investments (cost $139,696,902) (c) — 99.5%		151,921,604
Other assets in excess of liabilities — 0.5%		793,651

NET ASSETS — 100.0%		$152,715,255

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $140,709,195, tax unrealized appreciation and depreciation were $17,357,004 and $(6,144,595), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AS	Stock Corporation
Bhd	Public Limited Company
GDR	Global Depositary Receipt
Ltd.	Limited
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
PCL	Public Company Limited
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,980,794	$496,347	$—	$2,477,141
Auto Components	—	1,650,047	—	1,650,047
Automobiles	—	7,810,519	—	7,810,519
Beverages	4,369,560	—	—	4,369,560
Chemicals	—	5,455,392	—	5,455,392
Commercial Banks	6,582,056	20,794,731	—	27,376,787
Communications Equipment	—	791,011	—	791,011
Construction & Engineering	—	7,587,188	—	7,587,188
Construction Materials	—	6,087	—	6,087
Distributors	—	1,348,072	—	1,348,072
Diversified Financial Services	—	3,235,806	—	3,235,806
Diversified Telecommunication Services	—	3,746,196	—	3,746,196
Electronic Equipment, Instruments & Components	—	4,623,107	—	4,623,107
Food & Staples Retailing	—	801,963	—	801,963
Food Products	—	2,879,934	—	2,879,934
Health Care Providers & Services	1,306,448	—	—	1,306,448
Household Durables	724,836	—	—	724,836
Independent Power Producers & Energy Traders	—	2,171,246	—	2,171,246
Industrial Conglomerates	1,708,803	—	—	1,708,803
Information Technology Services	646,194	1,302,524	—	1,948,718
Life Sciences Tools & Services	1,377,143	—	—	1,377,143
Media	1,949,454	—	—	1,949,454
Metals & Mining	2,405,575	5,671,225	—	8,076,800
Oil, Gas & Consumable Fuels	7,012,363	10,924,432	—	17,936,795
Real Estate Management & Development	—	4,285,446	—	4,285,446
Semiconductors & Semiconductor Equipment	5,733,326	8,626,093	—	14,359,419
Textiles, Apparel & Luxury Goods	—	1,839,482	—	1,839,482
Tobacco	—	1,587,270	—	1,587,270
Transportation Infrastructure	1,506,026	1,212,007	—	2,718,033
Water Utilities	1,609,764	—	—	1,609,764
Wireless Telecommunication Services	4,067,250	6,324,019	—	10,391,269

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Emerging Markets Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Total Common Stocks	$42,979,592	$105,170,144	$—	$148,149,736

Exchange Traded Fund	2,460,606	—	—	2,460,606
Mutual Fund	398,155	—	—	398,155
Preferred Stock*	913,107	—	—	913,107

Total	$46,751,460	$105,170,144	$—	$151,921,604

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities 26.3%

	Principal Amount	Market Value
Automobile 14.1%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$1,850,000	$1,881,581
Series 2012-2, Class A2, 0.56%, 10/15/14	2,435,000	2,437,143
Series 2012-4, Class A3, 0.59%, 01/17/17	2,110,000	2,117,600
Series 2012-SN1, Class A3, 0.57%, 08/20/15	1,160,000	1,160,383
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A3, 0.67%, 06/08/17	1,470,000	1,470,729
Bank of America Auto Trust
Series 2009-3A, Class A4, 2.67%, 12/15/16(a)	1,489,949	1,505,512
Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	2,200,000	2,218,128
Series 2010-2, Class A4, 1.94%, 06/15/17	3,550,000	3,596,352
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	3,395,000	3,409,154
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	4,500,000	4,553,550
Series 2010-B, Class A4, 1.58%, 09/15/15	1,000,000	1,014,033
Series 2011-B, Class A2, 0.68%, 01/15/14	379,709	379,843
Series 2012-B, Class A2, 0.57%, 01/15/15	1,879,487	1,881,385
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, 0.68%, 04/15/17	560,000	561,203
Honda Auto Receivables Owner Trust Series 2009-2, Class A4, 4.43%, 07/15/15	257,023	257,496
Series 2010-2, Class A3, 1.34%, 03/18/14	718,662	721,130
Series 2010-2, Class A4, 1.93%, 08/18/16	2,475,000	2,506,042
Series 2011-1, Class A3, 1.13%, 10/15/14	893,907	897,422
Series 2012-2, Class A2, 0.56%, 11/17/14	1,900,000	1,903,813
Series 2012-3, Class A3, 0.56%, 05/15/16	2,000,000	2,008,072
Huntington Auto Trust, Series 2012-1, Class A2, 0.54%, 11/17/14	3,165,000	3,167,545
Hyundai Auto Receivables Trust Series 2009-A, Class A4, 3.15%, 03/15/16	3,313,921	3,374,194
Series 2012-A, Class A3, 0.72%, 03/15/16	1,665,000	1,673,627
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A4, 2.14%, 08/15/16	3,825,000	3,883,519
Series 2012-1, Class A3, 0.47%, 10/17/16	1,975,000	1,975,553
Nissan Auto Receivables Owner Trust Series 2009-A, Class A4, 4.74%, 08/17/15	265,066	266,886
Series 2010-A, Class A3, 0.87%, 07/15/14	690,021	691,517
Series 2012-A, Class A2, 0.54%, 10/15/14	1,440,000	1,442,723
Series 2012-A, Class A3, 0.73%, 05/16/16	1,550,000	1,558,829
Series 2012-B, Class A3, 0.46%, 10/17/16	1,600,000	1,602,182
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	3,500,000	3,534,377
Toyota Auto Receivables Owner Trust Series 2011-A, Class A3, 0.98%, 10/15/14	742,419	744,472
Series 2012-A, Class A3, 0.75%, 02/16/16	1,965,000	1,974,963
Series 2012-B, Class A3, 0.46%, 07/15/16	1,065,000	1,065,270
USAA Auto Owner Trust
Series 2009-2, Class A4, 2.53%, 07/15/15	2,542,055	2,564,766
Series 2012-1, Class A3, 0.43%, 08/15/16	1,200,000	1,200,591
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A3, 1.31%, 01/20/14	58,465	58,500
Series 2010-1, Class A4, 2.14%, 08/22/16	1,000,000	1,010,114
Series 2011-1, Class A2, 0.67%, 12/20/13	265,056	265,132
World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, 05/15/15	2,561,435	2,591,309

		71,126,640

Credit Card 4.6%
American Express Credit Account Master Trust, Series 2012-2, Class A, 0.68%, 03/15/18	3,670,000	3,687,645

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Credit Card (continued)
BA Credit Card Trust, Series 2006-A7, Class A7, 0.26%, 12/15/16(b)	$2,400,000	$2,398,814
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3, 5.05%, 02/15/16	2,950,000	3,024,482
Chase Issuance Trust Series 2008-A11, Class A11, 5.40%, 07/15/15	2,975,000	3,093,458
Series 2012-A5, Class A5, 0.59%, 08/15/17	3,100,000	3,107,812
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, 2.25%, 12/23/14	2,950,000	2,963,420
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	4,625,000	4,800,570

		23,076,201

Other 7.6%
AEP Texas Central Transition Funding LLC, Series 2002-1, Class A4, 5.96%, 07/15/15	977,922	1,006,125
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A3, 5.09%, 08/01/15	3,619,681	3,761,876
Series 2009-1, Class A1, 1.83%, 02/15/16	3,205,882	3,267,634
CNH Equipment Trust Series 2009-C, Class A4, 3.00%, 08/17/15	1,008,215	1,018,313
Series 2012-C, Class A3, 0.57%, 12/15/17	825,000	824,933
Consumers Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	1,012,159	1,034,320
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	1,745,221	1,789,962
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	247,707	254,053
GE Equipment Midticket LLC Series 2010-1, Class A3, 0.94%, 07/14/14(a)	791,967	792,368
Series 2012-1, Class A3, 0.60%, 05/23/16	1,090,000	1,089,822
GE Equipment Small Ticket LLC Series 2011-1A, Class A2, 0.88%, 08/21/13(a)	186,713	186,750
Series 2012-1A, Class A3, 1.04%, 09/21/15(a)	1,000,000	1,005,067
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	3,100,000	3,109,322
John Deere Owner Trust Series 2010-A, Class A4, 2.13%, 10/17/16	1,000,000	1,010,530
Series 2011-A, Class A3, 1.29%, 01/15/16	2,000,000	2,013,718
Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	2,000,798
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	901,279	917,787
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	907,276	926,519
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A4, 5.42%, 08/15/17	865,000	933,475
Series 2004-1, Class A2, 4.81%, 11/17/14	959,040	964,515
Series 2004-1, Class A3, 5.29%, 05/15/18	1,600,000	1,763,624
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A5, 4.47%, 12/25/14	857,637	866,150
PSE&G Transition Funding LLC Series 2001-1, Class A6, 6.61%, 06/15/15	1,910,492	1,964,842
Series 2001-1, Class A7, 6.75%, 06/15/16	1,900,000	2,060,259
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	4,115,000	4,131,909

		38,694,671

Total Asset-Backed Securities (cost $133,220,863)		132,897,512

Collateralized Mortgage Obligations 18.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3584, Class BL, 1.25%, 10/15/12	$42,807	$42,798
Series 3591, Class NA, 1.25%, 10/15/12	167,921	168,208
Series 3574, Class AC, 1.85%, 08/15/14	382,261	383,858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued)
Series 3573, Class LC, 1.85%, 08/15/14	$588,628	$591,606
Series 3610, Class AB, 1.40%, 12/15/14	555,657	557,216
Series 3612, Class AE, 1.40%, 12/15/14	700,145	702,582
Series 3555, Class JA, 4.00%, 12/15/14	315,166	317,687
Series 3865, Class DA, 1.25%, 12/15/16	449,699	452,610
Series 2695, Class DE, 4.00%, 01/15/17	82,716	82,719
Series 3818, Class UA, 1.35%, 02/15/17	1,337,726	1,349,110
Series 3827, Class CA, 1.50%, 04/15/17	1,443,084	1,457,449
Series 2636, Class A, 3.50%, 07/15/17	184,257	185,615
Series 3758, Class CD, 1.50%, 08/15/17	1,603,267	1,616,951
Series 2579, Class HA, 3.70%, 08/15/17	99,315	99,757
Series 2786, Class GA, 4.00%, 08/15/17	117,438	117,663
Series 3440, Class JA, 4.50%, 10/15/17	1,036,152	1,073,536
Series 2628, Class DQ, 3.00%, 11/15/17	533,779	541,624
Series 2628, Class GQ, 3.14%, 11/15/17	467,057	474,116
Series 2629, Class AN, 3.50%, 01/15/18	703,699	718,954
Series 2641, Class KJ, 4.00%, 01/15/18	512,343	522,111
Series 2555, Class B, 4.25%, 01/15/18	668,482	701,631
Series 3840, Class BA, 2.00%, 02/15/18	2,020,985	2,066,295
Series 2637, Class A, 3.38%, 03/15/18	540,500	555,229
Series 2643, Class HT, 4.50%, 03/15/18	988,057	1,022,179
Series 2643, Class NT, 4.50%, 03/15/18	907,719	932,028
Series 2783, Class AE, 4.00%, 04/15/18	386,577	391,904
Series 2613, Class PA, 3.25%, 05/15/18	194,254	195,370
Series 3728, Class CA, 1.50%, 10/15/18	1,625,085	1,649,085
Series 3772, Class HC, 3.00%, 10/15/18	3,595,504	3,729,447
Series 3636, Class EB, 2.00%, 11/15/18	793,521	811,651
Series 2877, Class GP, 4.00%, 11/15/18	505,995	513,612
Series 3649, Class EA, 2.25%, 12/15/18	1,535,335	1,577,144
Series 2920, Class HC, 4.50%, 12/15/18	976,567	992,704
Series 3659, Class DE, 2.00%, 03/15/19	1,163,310	1,193,164
Series 2930, Class KC, 4.50%, 06/15/19	1,005,545	1,031,090
Series 2854, Class DL, 4.00%, 09/15/19	1,391,358	1,487,651
Series 3073, Class LB, 5.00%, 10/15/19	408,210	414,690
Series 3683, Class AD, 2.25%, 06/15/20	646,022	655,838
Series 3846, Class CK, 1.50%, 09/15/20	2,789,408	2,821,118
Series 3277, Class A, 4.00%, 01/15/21	758,937	776,180
Series 3815, Class DE, 3.00%, 10/15/21	1,730,952	1,783,610
Series 3872, Class ND, 2.00%, 12/15/21	1,288,087	1,320,415
Series 3609, Class LC, 3.50%, 12/15/24	2,251,151	2,351,685
Series 3639, Class AB, 2.75%, 02/15/25	1,631,862	1,692,762
Series 3745, Class PB, 2.50%, 03/15/25	1,011,680	1,038,131
Series 3845, Class ME, 3.00%, 09/15/25	2,111,679	2,176,140
Series 2763, Class FC, 0.57%, 04/15/32(b)	3,304,478	3,311,930
Series 3411, Class FL, 0.92%, 02/15/38(b)	908,972	918,827
Federal National Mortgage Association REMICS Series 2002-16, Class XU, 5.50%, 04/25/17	2,055,769	2,177,197
Series 2003-122, Class OK, 4.00%, 06/25/17	195,844	196,765
Series 2003-67, Class TA, 3.00%, 08/25/17	41,361	41,369
Series 2004-32, Class AB, 4.00%, 10/25/17	79,475	79,615
Series 2003-49, Class TK, 3.50%, 03/25/18	995,870	1,028,523
Series 2011-69, Class AB, 1.50%, 05/25/18	2,127,805	2,157,135
Series 2004-76, Class CW, 4.00%, 05/25/18	1,312,535	1,321,865
Series 2003-57, Class NB, 3.00%, 06/25/18	83,102	86,267

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued)
Series 2010-30, Class DB, 2.00%, 08/25/18	$1,445,762	$1,466,547
Series 2003-112, Class AN, 4.00%, 11/25/18	4,072,427	4,292,897
Series 2010-12, Class AC, 2.50%, 12/25/18	2,353,191	2,431,267
Series 2008-15, Class JM, 4.00%, 02/25/19	439,464	451,750
Series 2008-18, Class MD, 4.00%, 03/25/19	1,107,897	1,172,151
Series 2009-47, Class EC, 3.50%, 08/25/19	881,678	920,655
Series 2011-122, Class EC, 1.50%, 01/25/20	2,225,230	2,260,560
Series 2011-38, Class AH, 2.75%, 05/25/20	735,160	760,917
Series 2010-60, Class D, 2.50%, 06/25/20	1,357,950	1,398,069
Series 2008-75, Class DA, 4.50%, 03/25/21	1,529,013	1,538,964
Series 2008-70, Class BA, 4.00%, 06/25/21	518,473	523,895
Series 2007-36, Class AB, 5.00%, 11/25/21	1,335,687	1,413,561
Series 2011-47, Class MA, 2.50%, 01/25/22	915,365	947,414
Series 2008-15, Class EL, 4.25%, 06/25/22	1,520,630	1,570,547
Series 2008-51, Class CD, 4.50%, 11/25/22	637,798	660,126
Series 2009-88, Class EA, 4.50%, 05/25/23	809,897	828,796
Series 2009-44, Class A, 4.50%, 12/25/23	608,334	634,584
Series 2009-76, Class MA, 4.00%, 09/25/24	251,435	263,199
Series 2005-110, Class GJ, 5.50%, 11/25/30	191,223	194,004
Series 2003-14, Class AN, 3.50%, 03/25/33	157,240	170,118
Series 2005-66, Class PF, 0.47%, 07/25/35(b)	981,224	981,227
Series 2007-2, Class HF, 0.57%, 08/25/36(b)	867,028	868,338
Series 2010-15, Class FD, 0.96%, 03/25/40(b)	678,428	685,840
Series 2010-123, Class FL, 0.65%, 11/25/40(b)	992,843	994,416
Government National Mortgage Association Series 2004-26, Class GC, 5.00%, 06/16/31	853,434	876,578
Series 2003-102, Class MU, 4.25%, 01/20/33	1,639,051	1,696,913
Series 2005-54, Class CM, 4.75%, 07/20/35	980,846	995,886
Series 2010-67, Class DA, 2.50%, 04/20/36	1,467,239	1,501,800
Series 2009-57, Class BA, 2.25%, 06/16/39	434,727	441,536
Series 2010-4, Class JC, 3.00%, 08/16/39	2,151,045	2,205,589
Series 2009-81, Class WA, 2.00%, 08/20/39	1,469,873	1,479,450

Total Collateralized Mortgage Obligations (cost $93,219,097)		93,284,010

Commercial Mortgage Backed Securities 7.9%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	$165,549	$165,485
Series 2005-3, Class A2, 4.50%, 07/10/43	798,960	799,715
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	655,208	684,165
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1 0.69%, 09/10/45	2,200,000	2,202,554
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	1,699,078	1,714,536
Series 2012-CR2, Class A1, 0.82%, 08/15/45	2,761,297	2,773,323
Series 2012-LC4, Class A1, 1.16%, 12/10/44	509,960	514,899
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	803,414	807,319
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A 0.84%, 05/25/35(a)	3,957,252	3,965,167
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1 1.14%, 05/10/45	3,494,301	3,526,148
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40(b)	899,723	899,865
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	916,432	922,329

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JPMorgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2012-C8, Class A1, 0.71%, 10/15/45	$1,520,000	$1,519,998
Series 2012-CBX, Class A1, 0.96%, 06/16/45	1,724,227	1,734,788
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A1 0.92%, 08/17/45	1,690,446	1,700,824
Morgan Stanley Capital I, Inc., Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	183,199	184,484
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1 0.73%, 08/10/49	4,000,000	4,000,872
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	143,726	143,704
Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	1,310,039	1,326,546
Series 2006-C23, Class A4, 5.42%, 01/15/45(b)	5,190,000	5,813,765
Series 2006-C29, Class A2, 5.28%, 11/15/48	142,383	143,149
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1 0.69%, 10/15/45	3,630,000	3,634,329
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class A1 0.86%, 08/15/45	756,536	760,260

Total Commercial Mortgage Backed Securities (cost $39,961,969)		39,938,224

Corporate Bonds 33.7%

	Principal Amount	Market Value
Aerospace & Defense 1.7%
Boeing Co. (The), 1.88%, 11/20/12	$3,500,000	$3,507,462
General Dynamics Corp., 4.25%, 05/15/13	3,824,000	3,919,485
United Technologies Corp., 0.92%, 06/01/15(b)	1,110,000	1,123,410

		8,550,357

Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc. 3.00%, 10/15/12	780,000	780,667
2.50%, 03/26/13	700,000	706,915
1.50%, 07/14/14	400,000	407,009
PepsiCo, Inc., 3.75%, 03/01/14	1,600,000	1,674,646
SABMiller PLC, 5.50%, 08/15/13(a)	990,000	1,027,359

		4,596,596

Capital Markets 1.6%
Goldman Sachs Group, Inc. (The) 5.45%, 11/01/12	870,000	873,414
3.30%, 05/03/15	1,975,000	2,055,128
Morgan Stanley 5.30%, 03/01/13	2,175,000	2,213,288
6.00%, 05/13/14	440,000	466,384
UBS AG, 2.25%, 08/12/13	2,220,000	2,248,809

		7,857,023

Chemicals 0.6%
Air Products & Chemicals, Inc., 4.15%, 02/01/13	1,270,000	1,286,142
Ecolab, Inc., 1.00%, 08/09/15	1,010,000	1,014,596
Praxair, Inc., 1.75%, 11/15/12	900,000	901,414

		3,202,152

Commercial Banks 5.8%
Bank of New York Mellon Corp. (The), 4.95%, 11/01/12	3,500,000	3,513,671
Bank of Nova Scotia, 2.38%, 12/17/13	875,000	894,692
BNP Paribas SA, 0.86%, 04/08/13(b)	3,500,000	3,493,697
Canadian Imperial Bank of Commerce 1.45%, 09/13/13	1,000,000	1,009,736
0.90%, 10/01/15	200,000	200,425
Credit Suisse New York, 5.50%, 05/01/14	2,225,000	2,376,242
Royal Bank of Canada, 2.10%, 07/29/13	3,000,000	3,043,458
US Bancorp 2.00%, 06/14/13	1,660,000	1,679,334
4.20%, 05/15/14	2,500,000	2,647,488
Wells Fargo & Co., 1.29%, 06/26/15(b)	6,495,000	6,543,829
Westpac Banking Corp. 1.01%, 04/08/13(a)(b)	1,025,000	1,027,907
1.13%, 09/25/15	2,775,000	2,780,433

		29,210,912

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	2,400,000	2,445,886

Computers & Peripherals 0.7%
Hewlett-Packard Co., 4.50%, 03/01/13	3,500,000	3,552,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 2.4%
American Express Credit Corp. 5.88%, 05/02/13	$2,220,000	$2,289,688
Series C, 7.30%, 08/20/13	975,000	1,033,024
1.75%, 06/12/15	260,000	265,947
American Honda Finance Corp. 0.89%, 05/08/14(a)(b)	640,000	641,490
0.79%, 06/18/14(a)(b)	655,000	656,151
1.00%, 08/11/15(a)	990,000	992,005
John Deere Capital Corp. 1.60%, 03/03/14	2,350,000	2,387,447
0.70%, 04/25/14(b)	650,000	651,314
PACCAR Financial Corp., 0.66%, 06/05/14(b)	1,300,000	1,303,288
Toyota Motor Credit Corp., 1.38%, 08/12/13	2,000,000	2,018,650

		12,239,004

Diversified Financial Services 4.1%
Bank of America Corp. 4.90%, 05/01/13	1,925,000	1,969,706
7.38%, 05/15/14	350,000	383,128
4.50%, 04/01/15	945,000	1,012,280
3.70%, 09/01/15	340,000	359,151
Caterpillar Financial Services Corp., 4.85%, 12/07/12	3,000,000	3,024,864
Citigroup, Inc. 6.00%, 12/13/13	1,500,000	1,590,846
6.38%, 08/12/14	900,000	979,396
2.25%, 08/07/15	1,200,000	1,218,306
General Electric Capital Corp. 1.88%, 09/16/13	1,000,000	1,014,171
2.10%, 01/07/14	980,000	997,939
1.49%, 07/02/15(b)	2,665,000	2,685,163
Harley-Davidson Financial Services, Inc., 1.15%, 09/15/15(a)	280,000	280,340
JPMorgan Chase & Co., 3.70%, 01/20/15	4,850,000	5,136,582

		20,651,872

Diversified Telecommunication Services 1.5%
AT&T, Inc., 5.10%, 09/15/14	4,575,000	4,974,443
Verizon Communications, Inc., 5.25%, 04/15/13	2,800,000	2,872,641

		7,847,084

Electric Utilities 1.0%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 07/01/15	1,683,286	1,707,334
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	3,000,000	3,026,859
NextEra Energy Capital Holdings, Inc., 1.20%, 06/01/15	140,000	140,888

		4,875,081

Food & Staples Retailing 0.6%
Sysco Corp., 4.20%, 02/12/13	2,175,000	2,203,327
Walgreen Co., 1.00%, 03/13/15	655,000	657,562

		2,860,889

Food Products 0.4%
Campbell Soup Co. 5.00%, 12/03/12	1,000,000	1,007,668
0.74%, 08/01/14(b)	1,130,000	1,135,217

		2,142,885

Gas Utilities 0.5%
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	673,000	735,299
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	1,550,000	1,683,222

		2,418,521

Health Care Providers & Services 1.4%
Baxter International, Inc., 1.80%, 03/15/13	3,000,000	3,019,677
Medtronic, Inc., 4.50%, 03/15/14	2,050,000	2,167,088
UnitedHealth Group, Inc., 4.88%, 02/15/13	693,000	703,907
WellPoint, Inc., 1.25%, 09/10/15	1,020,000	1,027,122

		6,917,794

Household Products 0.1%
Kimberly-Clark Corp., 5.00%, 08/15/13	607,000	632,155

Industrial Conglomerates 0.4%
Cooper US, Inc., 5.25%, 11/15/12	800,000	804,478
General Electric Co., 5.00%, 02/01/13	1,220,000	1,238,589

		2,043,067

Information Technology Services 1.1%
IBM International Group Capital LLC, 5.05%, 10/22/12	3,500,000	3,509,422
International Business Machines Corp., 4.75%, 11/29/12	2,000,000	2,014,938

		5,524,360

Insurance 1.6%
Berkshire Hathaway, Inc., Series 1, 2.13%, 02/11/13	2,180,000	2,194,379

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Metropolitan Life Global Funding I, 5.13%, 04/10/13(a)	$3,000,000	$3,072,285
Prudential Financial, Inc. 4.75%, 04/01/14	1,100,000	1,159,518
4.75%, 09/17/15	1,400,000	1,541,823

		7,968,005

Media 2.3%
Historic TW, Inc., 9.13%, 01/15/13	1,110,000	1,136,172
NBCUniversal Media LLC, 2.10%, 04/01/14	4,310,000	4,400,195
Time Warner Cable, Inc. 6.20%, 07/01/13	2,000,000	2,084,584
8.25%, 02/14/14	2,530,000	2,784,394
Viacom, Inc., 4.38%, 09/15/14	1,000,000	1,069,434

		11,474,779

Metals & Mining 0.5%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	890,000	954,646
Nucor Corp., 5.00%, 12/01/12	600,000	604,121
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	770,000	867,403

		2,426,170

Multiline Retail 0.4%
Wal-Mart Stores, Inc., 4.25%, 04/15/13	2,250,000	2,297,691

Office Electronics 0.2%
Xerox Corp., 8.25%, 05/15/14	1,130,000	1,253,471

Oil, Gas & Consumable Fuels 1.2%
Apache Corp., 5.25%, 04/15/13	1,070,000	1,097,385
ConocoPhillips, 4.75%, 10/15/12	2,500,000	2,503,710
Occidental Petroleum Corp., 1.45%, 12/13/13	2,025,000	2,048,166
Phillips 66, 1.95%, 03/05/15(a)	310,000	317,194

		5,966,455

Pharmaceuticals 1.5%
Abbott Laboratories, 4.35%, 03/15/14	1,280,000	1,352,640
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	4,560,000	4,686,563
Novartis Capital Corp., 1.90%, 04/24/13	1,600,000	1,614,549

		7,653,752

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 6.75%, 05/15/14	800,000	862,403

Specialty Retail 0.0%†
AutoZone, Inc., 5.75%, 01/15/15	210,000	232,016

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	2,275,000	2,419,920

Total Corporate Bonds (cost $169,505,784)		170,122,880

Municipal Bond 1.0%

	Principal Amount	Market Value
Louisiana 1.0%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	$4,380,501	$4,866,561

Total Municipal Bond (cost $4,849,138)		4,866,561

U.S. Government Mortgage Backed Agencies 0.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	$9,192	$9,584
Pool# B17493 4.00%, 12/01/14	685,201	700,164
Pool# E00991 6.00%, 07/01/16	19,262	20,649
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	24,916	26,570
Pool# 254089 6.00%, 12/01/16	41,830	44,608
Pool# 545415 6.00%, 01/01/17	37,314	39,792
Pool# 254195 5.50%, 02/01/17	84,184	91,308
Pool# 625178 5.50%, 02/01/17	73,530	79,752
Pool# AE0705 4.00%, 01/01/26	1,402,111	1,500,134

Total U.S. Government Mortgage Backed Agencies (cost $2,464,382)		2,512,561

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

U.S. Government Sponsored & Agency Obligations 8.1%

	Principal Amount	Market Value
Federal Home Loan Banks 3.38%, 02/27/13	$1,150,000	$1,164,888
1.88%, 06/21/13	3,800,000	3,846,185
0.50%, 12/13/13	4,500,000	4,509,338
Federal Home Loan Mortgage Corp. 3.75%, 06/28/13	4,500,000	4,620,712
4.13%, 09/27/13	7,500,000	7,791,435
Federal National Mortgage Association 1.75%, 05/07/13	5,000,000	5,044,630
1.25%, 08/20/13	4,500,000	4,540,203
1.00%, 09/23/13	4,500,000	4,533,822
0.60%, 11/14/13	4,500,000	4,501,472

Total U.S. Government Sponsored & Agency Obligations (cost $40,509,720)		40,552,685

U.S. Treasury Note 1.6%

	Principal Amount	Market Value
U.S. Treasury Note, 1.00%, 07/15/13	$8,130,000	$8,182,398

Total U.S. Treasury Note (cost $8,179,595)		8,182,398

Mutual Fund 2.6%

	Shares	Market Value
Money Market Fund 2.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20%(c)	13,232,564	$13,232,564

Total Mutual Fund (cost $13,232,564)		13,232,564

Total Investments (cost $505,143,112) (d) — 100.2%		505,589,395
Liabilities in excess of other assets — (0.2)%		(888,815)

NET ASSETS — 100.0%		$504,700,580

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $25,354,009 which represents 5.02% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $505,143,112, tax unrealized appreciation and depreciation were $1,462,344 and $(1,016,061), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$132,897,512	$—	$132,897,512
Collateralized Mortgage Obligations	—	93,284,010	—	93,284,010
Commercial Mortgage Backed Securities	—	39,938,224	—	39,938,224
Corporate Bonds	—	170,122,880	—	170,122,880
Municipal Bond	—	4,866,561	—	4,866,561
Mutual Fund	13,232,564	—	—	13,232,564
U.S. Government Mortgage Backed Agencies	—	2,512,561	—	2,512,561
U.S. Government Sponsored & Agency Obligations	—	40,552,685	—	40,552,685
U.S. Treasury Note	—	8,182,398	—	8,182,398

Total	$13,232,564	$492,356,831	$—	$505,589,395

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 8.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2468, Class TE, 5.50%, 07/15/17	$1,619,893	$1,735,902
Series 2517, Class BH, 5.50%, 10/15/17	2,984,528	3,207,637
Series 2509, Class LK, 5.50%, 10/15/17	4,790,540	5,145,035
Series 2985, Class JR, 4.50%, 06/15/25	20,293,819	22,041,259
Series 2922, Class GA, 5.50%, 05/15/34	4,818,132	5,273,320
Federal National Mortgage Association REMICS Series 2003-64, Class HQ, 5.00%, 07/25/23	6,000,000	6,717,624
Series 1993-149, Class M, 7.00%, 08/25/23	1,567,980	1,818,679
Series 2005-109, Class AG, 5.50%, 04/25/24	7,104,382	7,247,649
Series 2005-40, Class YG, 5.00%, 05/25/25	18,612,931	20,646,654
Series 2003-66, Class AP, 3.50%, 11/25/32	576,733	595,103

Total Collateralized Mortgage Obligations (cost $68,264,195)		74,428,862

Sovereign Bond 7.2%

	Principal Amount	Market Value
ISRAEL 7.2%
Israel Government AID Bond, 5.50%, 12/04/23	$46,000,000	$60,760,572

Total Sovereign Bond (cost $57,248,502)		60,760,572

U.S. Government Mortgage Backed Agencies 39.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.50%, 11/15/42	$97,000,000	$103,729,375
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 847558 2.83%, 06/01/35(a)	7,023,324	7,536,602
Pool# 1G2082 5.50%, 07/01/37(a)	4,719,105	5,114,062
Federal National Mortgage Association Pool
Pool# 555505 4.66%, 05/01/13	21,113,490	21,317,404
Pool# 383661 6.62%, 06/01/16	9,569,768	10,823,257
Pool# 462260 5.60%, 09/01/18	10,633,643	11,313,642
Pool# 874142 5.56%, 12/01/21	11,305,640	13,444,277
Pool# AK2659 2.50%, 02/01/27	9,781,762	10,298,361
Pool# AK3900 2.50%, 03/01/27	11,800,978	12,417,763
Pool# AK8393 2.50%, 03/01/27	2,931,802	3,086,637
Pool# AK9461 2.50%, 03/01/27	16,091,674	16,932,716
Pool# 745684 2.68%, 04/01/34(a)	12,400,953	13,222,478
Pool# 790760 2.64%, 09/01/34(a)	3,741,128	4,001,367
Pool# 799144 2.17%, 04/01/35(a)	1,804,075	1,910,064
Pool# 822705 2.88%, 04/01/35(a)	1,737,963	1,859,125
Pool# 821377 2.61%, 05/01/35(a)	2,912,978	3,116,733
Pool# 815217 2.62%, 05/01/35(a)	2,223,956	2,374,246
Pool# 783609 2.93%, 05/01/35(a)	3,387,380	3,640,261
Pool# 826181 2.70%, 07/01/35(a)	9,391,405	10,116,029
Pool# 873932 6.31%, 08/01/36	7,843,797	9,618,875
Pool# 745866 2.26%, 09/01/36(a)	13,405,693	14,337,638
Pool# AP4507 3.00%, 09/01/42	12,200,000	12,892,105
Government National Mortgage Association I Pool
Pool# 711052 3.50%, 12/15/24	274,695	295,923
Pool# 748484 3.50%, 08/15/25	1,036,410	1,116,501
Pool# 682492 3.50%, 10/15/25	2,196,775	2,366,535
Pool# 719433 3.50%, 10/15/25	1,611,188	1,735,696
Pool# 682497 3.50%, 11/15/25	2,747,343	2,959,648
Pool# 705178 3.50%, 11/15/25	1,258,647	1,355,911
Pool# 707690 3.50%, 11/15/25	762,311	821,220

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Government Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 733504 3.50%, 11/15/25	$3,285,594	$3,539,494
Pool# 740930 3.50%, 11/15/25	952,595	1,026,209
Pool# 742371 3.50%, 11/15/25	1,029,575	1,109,137
Pool# 749618 3.50%, 11/15/25	3,504,327	3,775,130
Pool# 750403 3.50%, 11/15/25	745,854	803,492
Pool# 682502 3.50%, 12/15/25	2,673,967	2,880,602
Pool# 755650 3.50%, 12/15/25	10,962,479	11,809,624

Total U.S. Government Mortgage Backed Agencies (cost $315,164,647)		328,698,139

U.S. Government Sponsored & Agency Obligations 24.0%

	Principal Amount	Market Value
Federal Agricultural Mortgage Corp. Guaranteed Notes Trust 2007-1 5.13%, 04/19/17(b)	$25,000,000	$29,736,475
Federal Home Loan Bank 1.63%, 06/14/19	15,000,000	15,429,405
Federal Home Loan Mortgage Corp. 0.63%, 03/06/15	20,000,000	20,099,300
1.00%, 07/28/17	25,000,000	25,328,275
Federal National Mortgage Association 2.25%, 03/15/16	50,000,000	52,954,750
Lightship Tankers III LLC 6.50%, 06/14/24	5,671,000	6,893,724
Private Export Funding Corp. 5.45%, 09/15/17	30,000,000	36,591,840
2.25%, 12/15/17	13,000,000	13,889,148
U.S. Department of Housing and Urban Development 7.08%, 08/01/16	10,000	10,113

Total U.S. Government Sponsored & Agency Obligations (cost $190,964,018)		200,933,030

U.S. Treasury Bonds 10.7%

	Principal Amount	Market Value
U.S. Treasury Bonds 6.00%, 02/15/26	$40,000,000	$58,543,760
3.00%, 05/15/42	30,000,000	31,106,250

Total U.S. Treasury Bonds (cost $88,887,895)		89,650,010

U.S. Treasury Notes 8.6%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 01/31/19	$40,000,000	$40,853,120
2.00%, 11/15/21	30,000,000	31,319,520

Total U.S. Treasury Notes (cost $70,879,382)		72,172,640

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20%(c)	7,912,456	$7,912,456

Total Mutual Fund (cost $7,912,456)		7,912,456

Total Investments (cost $799,321,095) (d) — 99.5%		834,555,709
Other assets in excess of liabilities — 0.5%		4,239,491

NET ASSETS — 100.0%		$838,795,200

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $29,736,475 which represents 3.55% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $799,321,095, tax unrealized appreciation and depreciation were $36,457,513 and $(1,222,899), respectively.

AID	Agency for International Development
LLC	Limited Liability Company
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$74,428,862	$—	$74,428,862
Mutual Fund	7,912,456	—	—	7,912,456
Sovereign Bond	—	60,760,572	—	60,760,572
U.S. Government Mortgage Backed Agencies	—	328,698,139	—	328,698,139
U.S. Government Sponsored & Agency Obligations	—	200,933,030	—	200,933,030
U.S. Treasury Bonds	—	89,650,010	—	89,650,010
U.S. Treasury Notes	—	72,172,640	—	72,172,640

Total	$7,912,456	$826,643,253	$—	$834,555,709

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Income Bond Fund

Mutual Funds 88.8%

	Shares	Market Value
Fixed Income Funds 88.8%
NVIT Bond Index Fund, Class Y (a)	28,871	$322,195
NVIT Core Bond Fund, Class Y (a)	26,450	304,440
NVIT Short-Term Bond Fund, Class Y (a)	31,278	334,361

Total Mutual Funds (cost $904,520)		960,996

Exchange Traded Fund 11.5%

	Shares	Market Value
Fixed Income Fund 11.5%
Vanguard Short-Term Bond Index Fund, ETF Shares	1,530	$124,618

Total Exchange Traded Fund (cost $122,946)		124,618

Total Investments (cost $1,027,466) (b) — 100.3%		1,085,614
Liabilities in excess of other assets — (0.3)%		(2,963)

NET ASSETS — 100.0%		$1,082,651

(a)	Investment in affiliate.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,027,467, tax unrealized appreciation and depreciation were $58,147 and $0, respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$124,618	$—	$—	$124,618
Mutual Funds	960,996	—	—	960,996

Total	$1,085,614	$—	$—	$1,085,614

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.3%
NVIT International Index Fund, Class Y (a)	12,802,439	$102,675,560
NVIT Mid Cap Index Fund, Class Y (a)	2,724,011	50,639,369
NVIT S&P 500 Index Fund, Class Y (a)	13,278,779	134,779,610
NVIT Small Cap Index Fund, Class Y (a)	3,335,017	34,083,879

Total Equity Funds (cost $299,701,719)		322,178,418

Fixed Income Fund 4.8%
NVIT Bond Index Fund, Class Y (a)	1,453,779	16,224,169

Total Fixed Income Fund (cost $15,180,826)		16,224,169

Total Mutual Funds (cost $314,882,545)		338,402,587

Total Investments (cost $314,882,545) (b) — 100.1%		338,402,587
Liabilities in excess of other assets — (0.1)%		(193,002)

NET ASSETS — 100.0%		$338,209,585

(a)	Investment in affiliate.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $325,208,242, tax unrealized appreciation and depreciation were $13,302,237 and $(107,892), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$338,402,587	$—	$—	$338,402,587

Total	$338,402,587	$—	$—	$338,402,587

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Investor Destinations Balanced Fund

Mutual Funds 89.2%

	Shares	Market Value
Equity Funds 51.0%
NVIT International Index Fund, Class Y (a)	11,433,551	$91,697,079
NVIT Mid Cap Index Fund, Class Y (a)	2,998,187	55,736,297
NVIT S&P 500 Index Fund, Class Y (a)	17,135,004	173,920,289
NVIT Small Cap Index Fund, Class Y (a)	2,752,967	28,135,328

Total Equity Funds (cost $316,271,944)		349,488,993

Fixed Income Funds 35.3%
NVIT Bond Index Fund, Class Y (a)	16,853,451	188,084,509
NVIT Enhanced Income Fund, Class Y (a)	5,412,243	53,581,210

Total Fixed Income Funds (cost $234,001,352)		241,665,719

Money Market Fund 2.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	20,041,247	20,041,247

Total Money Market Fund (cost $20,041,247)		20,041,247

Total Mutual Funds (cost $570,314,543)		611,195,959

Fixed Contract 10.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(c)	$73,913,485	$73,913,485

Total Fixed Contract (cost $73,913,485)		73,913,485

Total Investments (cost $644,228,028) (d) — 100.0%		685,109,444
Liabilities in excess of other assets — 0.0%†		(319,957)

NET ASSETS — 100.0%		$684,789,487

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $644,299,135, tax unrealized appreciation and depreciation were $40,892,832 and $(82,523), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$73,913,485	$—	$73,913,485
Mutual Funds	611,195,959	—	—	611,195,959

Total	$611,195,959	$73,913,485	$—	$685,109,444

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Mutual Funds 94.2%

	Shares	Market Value
Equity Funds 70.9%
NVIT International Index Fund, Class Y (a)	30,120,966	$241,570,146
NVIT Mid Cap Index Fund, Class Y (a)	7,055,721	131,165,847
NVIT S&P 500 Index Fund, Class Y (a)	38,701,486	392,820,088
NVIT Small Cap Index Fund, Class Y (a)	7,068,286	72,237,879

Total Equity Funds (cost $765,149,292)		837,793,960

Fixed Income Funds 23.3%
NVIT Bond Index Fund, Class Y (a)	20,570,925	229,571,521
NVIT Enhanced Income Fund, Class Y (a)	4,624,274	45,780,315

Total Fixed Income Funds (cost $265,853,321)		275,351,836

Total Mutual Funds (cost $1,031,002,613)		1,113,145,796

Fixed Contract 5.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(b)	$68,900,142	$68,900,142

Total Fixed Contract (cost $68,900,142)		68,900,142

Total Investments (cost $1,099,902,755) (c) — 100.0%		1,182,045,938
Liabilities in excess of other assets — 0.0%†		(551,227)

NET ASSETS — 100.0%		$1,181,494,711

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,100,097,646, tax unrealized appreciation and depreciation were $81,948,292 and $0, respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$68,900,142	$—	$68,900,142
Mutual Funds	1,113,145,796	—	—	1,113,145,796

Total	$1,113,145,796	$68,900,142	$—	$1,182,045,938

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Investor Destinations Conservative Fund

Mutual Funds 79.1%

	Shares	Market Value
Equity Funds 20.7%
NVIT International Index Fund, Class Y (a)	4,842,117	$38,833,776
NVIT Mid Cap Index Fund, Class Y (a)	1,237,302	23,001,439
NVIT S&P 500 Index Fund, Class Y (a)	9,048,337	91,840,625

Total Equity Funds (cost $127,681,404)		153,675,840

Fixed Income Funds 53.5%
NVIT Bond Index Fund, Class Y (a)	26,445,651	295,133,460
NVIT Enhanced Income Fund, Class Y (a)	10,403,837	102,997,989

Total Fixed Income Funds (cost $381,487,840)		398,131,449

Money Market Fund 4.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	36,687,973	36,687,973

Total Money Market Fund (cost $36,687,973)		36,687,973

Total Mutual Funds (cost $545,857,217)		588,495,262

Fixed Contract 20.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(c)	$155,016,938	$155,016,938

Total Fixed Contract (cost $155,016,938)		155,016,938

Total Investments (cost $700,874,155) (d) — 100.0%		743,512,200

Liabilities in excess of other assets — 0.0%†		(361,008)

NET ASSETS — 100.0%		$743,151,192

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $701,345,292, tax unrealized appreciation and depreciation were $42,734,784 and $(567,876), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$155,016,938	$—	$155,016,938
Mutual Funds	588,495,262	—	—	588,495,262

Total	$588,495,262	$155,016,938	$—	$743,512,200

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Investor Destinations Moderate Fund

Mutual Funds 92.2%

	Shares	Market Value
Equity Funds 61.1%
NVIT International Index Fund, Class Y(a)	60,878,707	$488,247,227
NVIT Mid Cap Index Fund, Class Y(a)	16,198,747	301,134,708
NVIT S&P 500 Index Fund, Class Y(a)	85,876,750	871,649,012
NVIT Small Cap Index Fund, Class Y(a)	14,874,745	152,019,896

Total Equity Funds (cost $1,547,210,501)		1,813,050,843

Fixed Income Funds 29.2%
NVIT Bond Index Fund, Class Y(a)	62,282,463	695,072,284
NVIT Enhanced Income Fund, Class Y(a)	17,501,831	173,268,131

Total Fixed Income Funds (cost $813,486,587)		868,340,415

Money Market Fund 1.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	57,600,927	57,600,927

Total Money Market Fund (cost $57,600,927)		57,600,927

Total Mutual Funds (cost $2,418,298,015)		2,738,992,185

Fixed Contract 7.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$231,807,546	$231,807,546

Total Fixed Contract (cost $231,807,546)		231,807,546

Total Investments (cost $2,650,105,561) (d) — 100.0%		2,970,799,731
Liabilities in excess of other assets — 0.0%†		(1,454,261)

NET ASSETS — 100.0%		$2,969,345,470

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $2,681,066,016, tax unrealized appreciation and depreciation were $291,185,061 and $(1,451,346), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$231,807,546	$—	$231,807,546
Mutual Funds	2,738,992,185	—	—	2,738,992,185

Total	$2,738,992,185	$231,807,546	$—	$2,970,799,731

*	See Statement of Investments for identification of Fund investments categorized by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7%
	Shares	Market Value
Equity Funds 80.8%
NVIT International Index Fund, Class Y (a)	49,810,897	$399,483,396
NVIT Mid Cap Index Fund, Class Y (a)	10,176,861	189,187,844
NVIT S&P 500 Index Fund, Class Y (a)	54,263,342	550,772,918
NVIT Small Cap Index Fund, Class Y (a)	12,460,004	127,341,239

Total Equity Funds (cost $1,161,676,663)		1,266,785,397

Fixed Income Funds 16.9%
NVIT Bond Index Fund, Class Y (a)	20,376,064	227,396,875
NVIT Enhanced Income Fund, Class Y (a)	3,817,111	37,789,395

Total Fixed Income Funds (cost $248,465,827)		265,186,270

Total Mutual Funds (cost $1,410,142,490)		1,531,971,667

Fixed Contract 2.4%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(b)	$37,917,874	$37,917,874

Total Fixed Contract (cost $37,917,874)		37,917,874

Total Investments (cost $1,448,060,364) (c) — 100.1%		1,569,889,541
Liabilities in excess of other assets — (0.1)%		(794,820)

NET ASSETS — 100.0%		$1,569,094,721

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,477,647,333, tax unrealized appreciation and depreciation were $96,155,487 and $(3,913,279), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$37,917,874	$—	$37,917,874
Mutual Funds	1,531,971,667	—	—	1,531,971,667

Total	$1,531,971,667	$37,917,874	$—	$1,569,889,541

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Mutual Funds 86.2%

	Shares	Market Value
Equity Funds 41.0%
NVIT International Index Fund, Class Y(a)	12,053,522	$96,669,243
NVIT Mid Cap Index Fund, Class Y(a)	3,079,171	57,241,786
NVIT S&P 500 Index Fund, Class Y(a)	20,642,131	209,517,635
NVIT Small Cap Index Fund, Class Y(a)	1,885,135	19,266,079

Total Equity Funds (cost $313,512,628)		382,694,743

Fixed Income Funds 42.3%
NVIT Bond Index Fund, Class Y(a)	27,140,705	302,890,268
NVIT Enhanced Income Fund, Class Y(a)	9,244,339	91,518,952

Total Fixed Income Funds (cost $372,207,230)		394,409,220

Money Market Fund 2.9%
NVIT Money Market Fund, Class Y, 0.00% *(a)(b)	27,382,409	27,382,409

Total Money Market Fund (cost $27,382,409)		27,382,409

Total Mutual Funds (cost $713,102,267)		804,486,372

Fixed Contract 13.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(c)	$128,560,370	$128,560,370

Total Fixed Contract (cost $128,560,370)		128,560,370

Total Investments (cost $841,662,637) (d) — 100.0%		933,046,742
Liabilities in excess of other assets — 0.0%†		(461,364)

NET ASSETS — 100.0%		$932,585,378

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $848,104,371, tax unrealized appreciation and depreciation were $85,517,887 and $(575,516), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$128,560,370	$—	$128,560,370
Mutual Funds	804,486,372	—	—	804,486,372

Total	$804,486,372	$128,560,370	$—	$933,046,742

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2012 (Unaudited)

NVIT International Equity Fund

Common Stocks 89.1%

	Shares	Market Value
AUSTRALIA 5.3%
Biotechnology 1.0%
CSL Ltd.	21,365	$1,016,200

Commercial Services & Supplies 1.7%
Brambles Ltd.	230,696	1,671,675

Energy Equipment & Services 1.6%
WorleyParsons Ltd.	52,067	1,519,225

Metals & Mining 1.0%
BHP Billiton Ltd.	27,537	940,907

		5,148,007

BELGIUM 2.3%
Beverages 2.3%
Anheuser-Busch InBev NV	26,280	2,248,219

BRAZIL 1.7%
Commercial Banks 1.7%
Banco Bradesco SA - Preference Shares, ADR	100,673	1,617,815

CANADA 8.6%
Chemicals 2.3%
Agrium, Inc.	9,582	994,165
Potash Corp. of Saskatchewan, Inc.	28,546	1,240,739

		2,234,904

Information Technology Services 1.0%
CGI Group, Inc., Class A*	36,119	969,934

Insurance 0.8%
Fairfax Financial Holdings Ltd.	2,109	814,618

Oil, Gas & Consumable Fuels 3.7%
Canadian Natural Resources Ltd.	24,174	745,801
Cenovus Energy, Inc.	23,252	811,490
Suncor Energy, Inc.	60,959	2,005,304

		3,562,595

Road & Rail 0.8%
Canadian National Railway Co.	9,383	830,259

		8,412,310

CHINA 3.0%
Commercial Banks 1.0%
Industrial & Commercial Bank of China Ltd., H Shares	1,681,260	986,530

Internet Software & Services 1.2%
Baidu, Inc., ADR*	10,266	1,199,274

Oil, Gas & Consumable Fuels 0.8%
CNOOC Ltd.	371,000	753,256

		2,939,060

DENMARK 1.0%
Pharmaceuticals 1.0%
Novo Nordisk A/S, Class B	6,050	952,112

FRANCE 4.4%
Electrical Equipment 1.0%
Schneider Electric SA	16,394	969,269

Information Technology Services 0.8%
Cap Gemini SA	18,807	794,764

Media 1.9%
Eutelsat Communications SA	19,845	637,611
Publicis Groupe SA	21,679	1,212,570

		1,850,181

Personal Products 0.7%
L’Oreal SA	5,073	627,231

		4,241,445

GERMANY 4.7%
Health Care Providers & Services 1.1%
Fresenius Medical Care AG & Co. KGaA	14,568	1,068,568

Software 2.1%
SAP AG	28,634	2,037,693

Textiles, Apparel & Luxury Goods 1.5%
Adidas AG	18,297	1,501,475

		4,607,736

HONG KONG 3.2%
Hotels, Restaurants & Leisure 1.0%
Galaxy Entertainment Group Ltd.*	285,000	946,881

Industrial Conglomerates 1.0%
Hutchison Whampoa Ltd.	107,000	1,031,883

Wireless Telecommunication Services 1.2%
China Mobile Ltd.	105,000	1,164,021

		3,142,785

IRELAND 1.7%
Media 1.1%
WPP PLC	79,571	1,083,827

Pharmaceuticals 0.6%
Shire PLC	18,546	547,084

		1,630,911

ISRAEL 2.0%
Pharmaceuticals 2.0%
Teva Pharmaceutical Industries Ltd., ADR	46,933	1,943,496

JAPAN 7.2%
Auto Components 1.0%
Denso Corp.	31,100	977,176

Automobiles 1.1%
Toyota Motor Corp.	26,700	1,046,889

Electrical Equipment 0.7%
Nidec Corp.	10,100	737,786

Electronic Equipment, Instruments & Components 1.1%
Keyence Corp.	4,230	1,083,227

Machinery 1.3%
FANUC Corp.	5,200	836,984
Komatsu Ltd.	21,200	415,518

		1,252,502

Office Electronics 1.0%
Canon, Inc.	29,400	943,672

Specialty Retail 1.0%
Yamada Denki Co., Ltd.	22,620	992,275

		7,033,527

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Market Value
MEXICO 3.7%
Beverages 0.9%
Fomento Economico Mexicano SAB de CV, ADR	9,587	$881,812

Media 1.5%
Grupo Televisa SAB, ADR	62,845	1,477,486

Wireless Telecommunication Services 1.3%
America Movil SAB de CV Series L, ADR	49,664	1,263,452

		3,622,750

NETHERLANDS 2.6%
Food & Staples Retailing 0.2%
Koninklijke Ahold NV	13,286	166,402

Food Products 1.2%
Unilever NV, CVA	32,911	1,167,223

Oil, Gas & Consumable Fuels 1.2%
Royal Dutch Shell PLC, Class B	33,493	1,191,875

		2,525,500

RUSSIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Gazprom OAO, ADR	54,048	544,689

SINGAPORE 2.4%
Commercial Banks 1.0%
United Overseas Bank Ltd.	59,627	950,872

Industrial Conglomerates 1.4%
Keppel Corp., Ltd.	151,048	1,396,558

		2,347,430

SOUTH KOREA 2.9%
Auto Components 1.5%
Hyundai Mobis	5,221	1,451,465

Internet Software & Services 1.4%
NHN Corp.	5,189	1,352,402

		2,803,867

SPAIN 1.1%
Information Technology Services 1.1%
Amadeus IT Holding SA, Class A	45,621	1,063,606

SWEDEN 4.1%
Commercial Banks 1.0%
Swedbank AB, Class A	51,865	975,528

Communications Equipment 0.7%
Telefonaktiebolaget LM Ericsson, Class B	73,641	671,686

Diversified Financial Services 1.5%
Investment AB Kinnevik, Class B	25,650	533,225
Investor AB, Class B	45,404	1,000,570

		1,533,795

Machinery 0.9%
Volvo AB, Class B	61,336	861,738

		4,042,747

SWITZERLAND 8.3%
Capital Markets 0.9%
Julius Baer Group Ltd.*	26,099	910,359

Chemicals 1.6%
Syngenta AG REG	4,004	1,497,826

Electrical Equipment 1.0%
ABB Ltd. REG*	53,574	1,005,218

Food Products 1.5%
Nestle SA REG	22,963	1,448,905

Media 0.8%
Informa PLC	119,976	781,604

Pharmaceuticals 2.5%
Novartis AG REG	16,987	1,039,664
Roche Holding AG	7,634	1,427,915

		2,467,579

		8,111,491

TAIWAN 1.0%
Semiconductors & Semiconductor Equipment 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	333,000	1,024,399

TURKEY 0.9%
Commercial Banks 0.9%
Akbank TAS	217,040	857,744

UNITED KINGDOM 16.4%
Health Care Equipment & Supplies 1.1%
Smith & Nephew PLC	97,930	1,080,301

Hotels, Restaurants & Leisure 2.3%
Compass Group PLC	200,459	2,215,924

Media 4.1%
British Sky Broadcasting Group PLC	84,781	1,017,586
Pearson PLC	37,851	739,933
Reed Elsevier PLC	236,055	2,259,816

		4,017,335

Multiline Retail 1.4%
Next PLC	25,113	1,401,030

Multi-Utilities 0.9%
Centrica PLC	166,843	882,868

Oil, Gas & Consumable Fuels 1.6%
BG Group PLC	79,736	1,613,436

Pharmaceuticals 0.4%
GlaxoSmithKline PLC	15,177	350,325

Specialty Retail 1.1%
Kingfisher PLC	249,004	1,064,486

Tobacco 3.5%
British American Tobacco PLC	28,654	1,472,341
Imperial Tobacco Group PLC	51,528	1,908,935

		3,381,276

		16,006,981

Total Common Stocks (cost $84,044,184)		86,868,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Equity Fund

Preferred Stock 1.5%

	Shares	Market Value
GERMANY 1.5%
Automobiles 1.5%
Volkswagen AG	7,847	$1,434,788

Total Preferred Stock (cost $1,366,051)		1,434,788

Mutual Fund 8.9%

	Shares	Market Value
Money Market Fund 8.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (a)	8,712,857	$8,712,857

Total Mutual Fund (cost $8,712,857)		8,712,857

Total Investments (cost $94,123,092) (b) — 99.5%		97,016,272
Other assets in excess of liabilities — 0.5%		439,333

NET ASSETS — 100.0%		$97,455,605

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2012.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $94,666,543, tax unrealized appreciation and depreciation were $7,699,104 and $(5,349,375), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CVA	Dutch Certificate
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SAB de CV	Public Traded Company
TAS	Joint Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$2,428,641	$—	$2,428,641
Automobiles	—	1,046,889	—	1,046,889
Beverages	881,812	2,248,219	—	3,130,031
Biotechnology	—	1,016,200	—	1,016,200
Capital Markets	—	910,359	—	910,359
Chemicals	2,234,904	1,497,826	—	3,732,730
Commercial Banks	1,617,815	3,770,674	—	5,388,489
Commercial Services & Supplies	—	1,671,675	—	1,671,675
Communications Equipment	—	671,686	—	671,686
Diversified Financial Services	—	1,533,795	—	1,533,795
Electrical Equipment	—	2,712,273	—	2,712,273
Electronic Equipment, Instruments & Components	—	1,083,227	—	1,083,227
Energy Equipment & Services	—	1,519,225	—	1,519,225
Food & Staples Retailing	—	166,402	—	166,402
Food Products	—	2,616,128	—	2,616,128
Health Care Equipment & Supplies	—	1,080,301	—	1,080,301
Health Care Providers & Services	—	1,068,568	—	1,068,568
Hotels, Restaurants & Leisure	—	3,162,805	—	3,162,805
Industrial Conglomerates	—	2,428,441	—	2,428,441
Information Technology Services	969,934	1,858,370	—	2,828,304
Insurance	814,618	—	—	814,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Equity Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Internet Software & Services	$1,199,274	$1,352,402	$—	$2,551,676
Machinery	—	2,114,240	—	2,114,240
Media	1,477,486	7,732,947	—	9,210,433
Metals & Mining	—	940,907	—	940,907
Multiline Retail	—	1,401,030	—	1,401,030
Multi-Utilities	—	882,868	—	882,868
Office Electronics	—	943,672	—	943,672
Oil, Gas & Consumable Fuels	3,562,595	4,103,256	—	7,665,851
Personal Products	—	627,231	—	627,231
Pharmaceuticals	1,943,496	4,317,100	—	6,260,596
Road & Rail	830,259	—	—	830,259
Semiconductors & Semiconductor Equipment	—	1,024,399	—	1,024,399
Software	—	2,037,693	—	2,037,693
Specialty Retail	—	2,056,761	—	2,056,761
Textiles, Apparel & Luxury Goods	—	1,501,475	—	1,501,475
Tobacco	—	3,381,276	—	3,381,276
Wireless Telecommunication Services	1,263,452	1,164,021	—	2,427,473

Total Common Stocks	$16,795,645	$70,072,982	$—	$86,868,627

Mutual Fund	8,712,857	—	—	8,712,857
Preferred Stock*	—	1,434,788	—	1,434,788

Total	$25,508,502	$71,507,770	$—	$97,016,272

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks 98.9%

	Shares	Market Value
AUSTRALIA 8.8%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	95,549	$434,554

Airlines 0.0%†
Qantas Airways Ltd.*	158,600	199,595

Beverages 0.1%
Coca-Cola Amatil Ltd.	82,666	1,160,579

Biotechnology 0.2%
CSL Ltd.	74,441	3,540,694

Capital Markets 0.1%
Macquarie Group Ltd.	48,119	1,410,977

Chemicals 0.2%
Incitec Pivot Ltd.(a)	244,235	749,948
Orica Ltd.	53,190	1,367,832

		2,117,780

Commercial Banks 2.9%
Australia & New Zealand Banking Group Ltd.	388,923	9,939,160
Bendigo and Adelaide Bank Ltd.(a)	57,273	455,134
Commonwealth Bank of Australia	231,268	13,315,965
National Australia Bank Ltd.	326,372	8,580,912
Westpac Banking Corp.(a)	443,574	11,373,613

		43,664,784

Commercial Services & Supplies 0.1%
Brambles Ltd.	226,892	1,644,110

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	23,153	396,146

Construction Materials 0.0%†
Boral Ltd.(a)	113,527	449,842

Containers & Packaging 0.1%
Amcor Ltd.	175,826	1,410,788

Diversified Financial Services 0.1%
ASX Ltd.	24,985	763,412

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	629,032	2,550,092

Electric Utilities 0.0%†
SP AusNet	259,921	281,786

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	29,767	868,549

Food & Staples Retailing 0.7%
Metcash Ltd.	129,622	474,551
Wesfarmers Ltd.	146,556	5,186,950
Woolworths Ltd.	178,692	5,320,905

		10,982,406

Gas Utilities 0.0%†
APA Group(a)	94,157	461,906

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	8,546	592,888

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	20,037	498,104
Sonic Healthcare Ltd.	55,554	778,207

		1,276,311

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	60,083	565,027
Echo Entertainment Group Ltd.	111,446	440,747
TABCORP Holdings Ltd.	103,073	294,554
Tatts Group Ltd.	201,068	562,979

		1,863,307

Information Technology Services 0.0%†
Computershare Ltd.	62,925	539,885

Insurance 0.5%
AMP Ltd.	418,283	1,868,800
Insurance Australia Group Ltd.	301,523	1,359,922
QBE Insurance Group Ltd.(a)	169,899	2,269,051
Suncorp Group Ltd.	188,407	1,797,110

		7,294,883

Media 0.0%†
Fairfax Media Ltd.(a)	318,085	136,156

Metals & Mining 1.7%
Alumina Ltd.(a)	341,642	297,476
BHP Billiton Ltd.	468,652	16,013,292
Fortescue Metals Group Ltd.(a)	202,118	724,606
Iluka Resources Ltd.	59,660	609,840
Lynas Corp., Ltd.*(a)	241,943	195,693
Newcrest Mining Ltd.	110,764	3,329,687
OZ Minerals Ltd.	45,341	314,768
Rio Tinto Ltd.	63,201	3,471,455

		24,956,817

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	78,522	157,121

Multi-Utilities 0.1%
AGL Energy Ltd.	78,856	1,221,715

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	20,072	341,983
Origin Energy Ltd.	159,445	1,868,225
Santos Ltd.	138,029	1,619,417
Whitehaven Coal Ltd.	64,281	189,494
Woodside Petroleum Ltd.	96,017	3,284,606

		7,303,725

Professional Services 0.0%†
ALS Ltd.(a)	51,360	455,309

Real Estate Investment Trusts (REITs) 0.7%
Centro Retail Australia	187,673	406,908
CFS Retail Property Trust Group	289,103	576,841
Dexus Property Group	689,364	677,737
Goodman Group	223,889	915,087
GPT Group	209,797	737,510
Mirvac Group	512,400	757,801
Stockland	323,592	1,116,301
Westfield Group	314,670	3,306,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Westfield Retail Trust	422,392	$1,261,227

		9,756,088

Real Estate Management & Development 0.1%
Lend Lease Group	81,460	659,846

Road & Rail 0.1%
Asciano Ltd.	146,387	659,821
QR National Ltd.	245,406	863,976

		1,523,797

Transportation Infrastructure 0.1%
Sydney Airport	50,860	166,467
Transurban Group	190,595	1,181,743

		1,348,210

		131,424,058

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG*	31,222	697,806
Raiffeisen Bank International AG(a)	7,039	255,256

		953,062

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	32,812	232,035

Electric Utilities 0.0%†
Verbund AG(a)	9,942	205,951

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,886	249,938

Machinery 0.1%
Andritz AG	10,581	599,946

Metals & Mining 0.0%†
Voestalpine AG(a)	15,531	465,565

Oil, Gas & Consumable Fuels 0.1%
OMV AG(a)	21,384	749,084

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG*(b)	51,561	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	140,393	509,895

		3,965,476

BELGIUM 1.2%
Beverages 0.7%
Anheuser-Busch InBev NV	116,561	9,971,638

Chemicals 0.1%
Solvay SA	8,534	988,974

Commercial Banks 0.0%†
KBC Groep NV	22,825	548,164

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,521	855,684

Diversified Telecommunication Services 0.1%
Belgacom SA	22,810	696,012
Telenet Group Holding NV(a)	8,365	373,967

		1,069,979

Food & Staples Retailing 0.1%
Colruyt SA(a)	11,484	500,338
Delhaize Group SA	15,359	593,187

		1,093,525

Insurance 0.0%†
Ageas	33,998	816,775

Metals & Mining 0.0%†
Umicore SA	16,311	853,861

Pharmaceuticals 0.1%
UCB SA	15,882	873,964

Wireless Telecommunication Services 0.0%†
Mobistar SA	4,384	138,306

		17,210,870

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	303,926	99,679

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.(a)	269,200	213,776

		313,455

DENMARK 1.2%
Beverages 0.1%
Carlsberg A/S, Class B	15,568	1,379,180

Chemicals 0.1%
Novozymes A/S, Class B	35,162	969,819

Commercial Banks 0.1%
Danske Bank A/S*	95,091	1,713,706

Diversified Telecommunication Services 0.0%†
TDC A/S	71,940	524,891

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	3,415	711,625
William Demant Holding A/S*	3,872	346,929

		1,058,554

Insurance 0.0%†
Tryg A/S	3,315	214,975

Marine 0.1%
AP Moeller - Maersk A/S, Class A	77	520,591
AP Moeller - Maersk A/S, Class B	191	1,365,508

		1,886,099

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	59,100	9,300,801

Road & Rail 0.1%
DSV A/S	26,992	605,963

		17,653,988

FINLAND 0.7%
Auto Components 0.1%
Nokian Renkaat OYJ	16,634	679,002

Communications Equipment 0.1%
Nokia OYJ(a)	543,282	1,409,933

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	21,820	287,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FINLAND (continued)
Diversified Telecommunication Services 0.0%†
Elisa OYJ	21,714	$491,376

Electric Utilities 0.1%
Fortum OYJ	64,248	1,183,777

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B(a)	10,093	286,081

Insurance 0.1%
Sampo OYJ, Class A	61,345	1,911,564

Machinery 0.2%
Kone OYJ, Class B	22,703	1,573,523
Metso OYJ	19,164	686,464
Wartsila OYJ Abp(a)	23,991	832,511

		3,092,498

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	17,530	230,314

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	80,995	504,623
UPM-Kymmene OYJ	75,152	852,201

		1,356,824

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,412	287,098

		11,216,108

FRANCE 8.7%
Aerospace & Defense 0.1%
Safran SA(a)	33,231	1,195,306
Thales SA	13,750	471,994
Zodiac Aerospace(a)	4,974	485,622

		2,152,922

Auto Components 0.1%
Cie Generale des Etablissements Michelin, Class B	26,416	2,068,419

Automobiles 0.1%
Peugeot SA*(a)	32,275	254,794
Renault SA	27,913	1,307,896

		1,562,690

Beverages 0.3%
Pernod-Ricard SA	30,716	3,445,432
Remy Cointreau SA	3,295	378,867

		3,824,299

Building Products 0.1%
Compagnie de Saint-Gobain	57,592	2,015,843

Chemicals 0.4%
Air Liquide SA	45,485	5,637,914
Arkema SA	8,981	840,643

		6,478,557

Commercial Banks 0.7%
BNP Paribas SA	140,843	6,677,520
Credit Agricole SA*	145,468	1,000,580
Natixis	137,637	432,070
Societe Generale SA*	101,236	2,868,819

		10,978,989

Commercial Services & Supplies 0.1%
Edenred(a)	24,536	688,961
Societe BIC SA	4,078	492,551

		1,181,512

Communications Equipment 0.0%†
Alcatel-Lucent*(a)	337,991	372,902

Construction & Engineering 0.2%
Bouygues SA	28,330	688,908
Vinci SA	66,539	2,831,100

		3,520,008

Construction Materials 0.1%
Imerys SA(a)	4,669	273,945
Lafarge SA	27,144	1,458,379

		1,732,324

Diversified Financial Services 0.0%†
Eurazeo	3,935	180,105
Wendel SA	4,800	405,095

		585,200

Diversified Telecommunication Services 0.5%
France Telecom SA	269,277	3,260,832
Iliad SA	3,335	542,746
Vivendi SA	187,074	3,645,513

		7,449,091

Electric Utilities 0.1%
Electricite de France SA	36,042	753,633

Electrical Equipment 0.5%
Alstom SA	29,700	1,039,726
Legrand SA	34,285	1,292,326
Schneider Electric SA	75,862	4,485,221

		6,817,273

Energy Equipment & Services 0.2%
Compagnie Generale de Geophysique-Veritas*	20,497	658,273
Technip SA	14,501	1,611,230

		2,269,503

Food & Staples Retailing 0.2%
Carrefour SA	84,341	1,749,539
Casino Guichard Perrachon SA(a)	8,296	733,834

		2,483,373

Food Products 0.4%
Danone SA	84,183	5,179,699

Health Care Equipment & Supplies 0.2%
Cie Generale d'Optique Essilor International SA(a)	29,337	2,745,240

Hotels, Restaurants & Leisure 0.1%
Accor SA	22,151	737,461
Sodexo	13,612	1,024,879

		1,762,340

Information Technology Services 0.1%
AtoS	7,948	552,997
Cap Gemini SA	21,203	896,016

		1,449,013

Insurance 0.3%
AXA SA	256,704	3,821,726
CNP Assurances	20,196	263,575
SCOR SE	24,472	630,800

		4,716,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Machinery 0.0%†
Vallourec SA	15,479	$653,982

Media 0.2%
Eutelsat Communications SA	19,198	616,823
JC Decaux SA	9,562	216,446
Lagardere SCA(a)	16,613	453,767
Publicis Groupe SA	25,810	1,443,628

		2,730,664

Multiline Retail 0.1%
PPR	10,898	1,672,631

Multi-Utilities 0.3%
GDF Suez	186,010	4,146,542
Suez Environnement Co.	42,161	476,906
Veolia Environnement SA	49,041	527,635

		5,151,083

Oil, Gas & Consumable Fuels 1.0%
Total SA	309,214	15,383,374

Personal Products 0.3%
L’Oreal SA	34,951	4,321,379

Pharmaceuticals 1.0%
Sanofi	172,758	14,784,024

Professional Services 0.1%
Bureau Veritas SA	8,196	841,372

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions(a)	3,891	292,416
Gecina SA	3,401	348,045
ICADE(a)	3,272	266,503
Klepierre	14,260	499,624
Unibail-Rodamco SE	13,283	2,646,844

		4,053,432

Software 0.1%
Dassault Systemes SA	9,155	961,861

Textiles, Apparel & Luxury Goods 0.4%
Christian Dior SA	7,887	1,056,483
LVMH Moet Hennessy Louis Vuitton SA(a)	37,014	5,556,474

		6,612,957

Trading Companies & Distributors 0.0%†
Rexel SA	15,970	321,343

Transportation Infrastructure 0.1%
Aeroports de Paris	4,391	350,129
Groupe Eurotunnel SA REG	79,849	562,422

		912,551

		130,499,584

GERMANY 8.0%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	124,220	2,426,726

Airlines 0.0%†
Deutsche Lufthansa AG REG	32,167	436,541

Auto Components 0.1%
Continental AG	11,556	1,133,350

Automobiles 0.7%
Bayerische Motoren Werke AG	48,061	3,524,297
Daimler AG REG	132,124	6,412,715
Volkswagen AG	4,424	741,560

		10,678,572

Capital Markets 0.4%
Deutsche Bank AG REG	135,230	5,356,385

Chemicals 1.2%
BASF SE	133,363	11,268,652
K+S AG REG	25,021	1,232,666
Lanxess AG	11,900	988,484
Linde AG	26,894	4,635,445
Wacker Chemie AG	2,431	156,299

		18,281,546

Commercial Banks 0.1%
Commerzbank AG*	519,997	930,261

Construction & Engineering 0.0%†
Hochtief AG*(a)	4,655	218,312

Construction Materials 0.1%
HeidelbergCement AG	20,239	1,063,029

Diversified Financial Services 0.1%
Deutsche Boerse AG	28,438	1,573,694

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	408,804	5,027,378

Food & Staples Retailing 0.0%†
Metro AG	18,386	550,836

Food Products 0.0%†
Suedzucker AG	9,578	339,299

Health Care Providers & Services 0.3%
Celesio AG	12,373	220,920
Fresenius Medical Care AG & Co. KGaA	30,792	2,258,604
Fresenius SE & Co. KGaA	18,205	2,113,908

		4,593,432

Household Products 0.1%
Henkel AG & Co. KGaA	18,792	1,226,510

Industrial Conglomerates 0.8%
Siemens AG REG	119,499	11,952,358

Insurance 0.8%
Allianz SE REG	66,363	7,914,684
Hannover Rueckversicherung AG REG	9,139	584,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Insurance (continued)
Muenchener Rueckversicherungs AG REG	26,044	$4,072,305

		12,571,810

Internet Software & Services 0.0%†
United Internet AG REG(a)	15,193	310,119

Machinery 0.1%
GEA Group AG	26,185	793,897
MAN SE	6,135	562,702

		1,356,599

Media 0.1%
Axel Springer AG(a)	6,240	270,631
Kabel Deutschland Holding AG*	12,903	921,080

		1,191,711

Metals & Mining 0.1%
Salzgitter AG(a)	5,752	222,612
ThyssenKrupp AG(a)	55,683	1,186,205

		1,408,817

Multi-Utilities 0.6%
E.ON AG	262,478	6,237,250
RWE AG	70,935	3,174,204

		9,411,454

Personal Products 0.1%
Beiersdorf AG	14,516	1,066,124

Pharmaceuticals 0.8%
Bayer AG REG	120,032	10,321,512
Merck KGaA	9,292	1,147,032

		11,468,544

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	157,063	998,313

Software 0.6%
SAP AG	133,653	9,511,204

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	30,219	2,479,809
Hugo Boss AG	3,696	325,532

		2,805,341

Trading Companies & Distributors 0.1%
Brenntag AG	7,502	961,294

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide(a)	5,156	298,371

		119,147,930

GREECE 0.0%†

Beverages 0.0%†
Coca Cola Hellenic Bottling Co. SA*	29,465	549,785

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	32,603	167,308

		717,093

GUERNSEY, CHANNEL ISLANDS 0.0%†
Insurance 0.0%†
Resolution Ltd.	197,369	692,601

HONG KONG 3.0%

Airlines 0.0%†
Cathay Pacific Airways Ltd.(a)	184,000	297,773

Commercial Banks 0.3%
Bank of East Asia Ltd.	195,940	730,994
BOC Hong Kong Holdings Ltd.	541,500	1,712,546
Hang Seng Bank Ltd.(a)	111,800	1,709,090
Wing Hang Bank Ltd.	28,500	266,854

		4,419,484

Distributors 0.1%
Li & Fung Ltd.	831,600	1,282,373

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	328,000	354,701
Hong Kong Exchanges and Clearing Ltd.(a)	150,600	2,262,584

		2,617,285

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	560,000	228,298

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	70,000	423,321
CLP Holdings Ltd.	265,000	2,249,315
Power Assets Holdings Ltd.	202,500	1,719,423

		4,392,059

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	763,384	1,929,688

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.*	212,000	704,347
MGM China Holdings Ltd.	142,400	244,586
Shangri-La Asia Ltd.	228,833	442,563
SJM Holdings Ltd.	281,000	607,220

		1,998,716

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	76,011	261,924
Hutchison Whampoa Ltd.	308,000	2,970,280
NWS Holdings Ltd.	216,500	347,026

		3,579,230

Insurance 0.4%
AIA Group Ltd.	1,490,600	5,523,317

Marine 0.0%†
Orient Overseas International Ltd.	29,500	161,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (Continued)
Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	77,899	$160,570

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)(a)	329,500	1,560,623

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd.	201,000	2,936,353
Hang Lung Group Ltd.	124,000	783,059
Hang Lung Properties Ltd.	323,000	1,099,776
Henderson Land Development Co., Ltd.	135,000	966,796
Hysan Development Co., Ltd.	92,000	417,766
Kerry Properties Ltd.	104,500	526,970
New World Development Co., Ltd.	549,195	846,309
Sino Land Co., Ltd.	441,000	821,255
Sun Hung Kai Properties Ltd.	227,000	3,302,952
Swire Pacific Ltd., Class A	98,000	1,196,461
Wharf Holdings Ltd.	219,500	1,517,799
Wheelock & Co., Ltd.	139,000	597,169

		15,012,665

Road & Rail 0.1%
MTR Corp., Ltd.	206,000	778,767

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	30,400	359,467

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	105,500	353,804

Trading Companies & Distributors 0.1%
Noble Group Ltd.	547,945	588,124

		45,243,912

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC*	5,422	30,872
Ryanair Holdings PLC, ADR*	3,400	109,650

		140,522

Commercial Banks 0.0%
Irish Bank Resolution Corp., Ltd.*(b)	62,537	0

Construction Materials 0.2%
CRH PLC	105,542	2,026,963
James Hardie Industries SE, CDI	65,883	591,726

		2,618,689

Food Products 0.1%
Kerry Group PLC, Class A	21,491	1,100,538

Media 0.2%
WPP PLC	182,011	2,479,149

Pharmaceuticals 0.2%
Elan Corp. PLC*	72,184	775,487
Shire PLC	81,268	2,397,306

		3,172,793

Professional Services 0.1%
Experian PLC	147,510	2,456,147

		11,967,838

ISRAEL 0.6%
Chemicals 0.1%
Israel Chemicals Ltd.	66,776	811,042
Israel Corp., Ltd. (The)	346	220,294

		1,031,336

Commercial Banks 0.1%
Bank Hapoalim BM*	160,989	574,413
Bank Leumi Le-Israel BM*	182,797	512,299
Mizrahi Tefahot Bank Ltd.*	16,479	146,309

		1,233,021

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	263,240	307,514

Industrial Conglomerates 0.0%†
Delek Group Ltd.	589	98,817

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	137,178	5,662,554

Semiconductors & Semiconductor Equipment 0.0%†
Mellanox Technologies Ltd.*	5,229	542,303

Software 0.0%†
NICE Systems Ltd.*	8,823	293,313

		9,168,858

ITALY 2.1%
Aerospace & Defense 0.0%†
Finmeccanica SpA*(a)	56,661	269,335

Auto Components 0.0%†
Pirelli & C. SpA(a)	34,398	371,183

Automobiles 0.1%
Fiat SpA*(a)	127,552	682,242

Capital Markets 0.0%†
Mediobanca SpA	72,338	387,575

Commercial Banks 0.4%
Banca Monte dei Paschi di Siena SpA*(a)	962,286	279,538
Banco Popolare Societa Cooperativa*	246,904	370,100
Intesa Sanpaolo SpA	1,455,799	2,219,868
Intesa Sanpaolo SpA - RSP	120,408	156,195
UniCredit SpA*	586,100	2,438,962
Unione di Banche Italiane SCPA	121,452	450,386

		5,915,049

Diversified Financial Services 0.0%†
Exor SpA	8,738	220,178

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,359,693	1,365,886
Telecom Italia SpA - RSP	856,974	750,696

		2,116,582

Electric Utilities 0.3%
Enel SpA	954,976	3,383,157
Terna Rete Elettrica Nazionale SpA	189,552	706,811

		4,089,968

Electrical Equipment 0.0%†
Prysmian SpA	28,885	516,287

Energy Equipment & Services 0.1%
Saipem SpA	38,816	1,870,557

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (Continued)
Gas Utilities 0.1%
Snam SpA	246,307	$1,092,558

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA(a)	17,175	163,509

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	246,990	418,351

Insurance 0.2%
Assicurazioni Generali SpA	168,849	2,434,198

Machinery 0.1%
Fiat Industrial SpA	124,271	1,217,010

Media 0.0%†
Mediaset SpA	101,681	191,560

Oil, Gas & Consumable Fuels 0.6%
Eni SpA(a)	370,582	8,124,445

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	17,533	618,466

Transportation Infrastructure 0.1%
Atlantia SpA(a)	49,626	771,924

		31,470,977

JAPAN 19.8%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	53,700	849,298

Airlines 0.0%†
All Nippon Airways Co., Ltd.(a)	170,000	357,337

Auto Components 0.5%
Aisin Seiki Co., Ltd.	27,400	780,335
Bridgestone Corp.	95,500	2,214,860
Denso Corp.	70,200	2,205,716
Koito Manufacturing Co., Ltd.	15,000	173,169
NGK Spark Plug Co., Ltd.(a)	26,000	273,537
NHK Spring Co., Ltd.(a)	25,100	215,673
NOK Corp.(a)	15,100	242,062
Stanley Electric Co., Ltd.	20,300	300,519
Sumitomo Rubber Industries Ltd.	24,100	286,610
Toyoda Gosei Co., Ltd.(a)	8,700	174,221
Toyota Boshoku Corp.(a)	9,900	102,700
Toyota Industries Corp.(a)	23,700	663,421

		7,632,823

Automobiles 2.0%
Daihatsu Motor Co., Ltd.(a)	27,000	449,864
Fuji Heavy Industries Ltd.(a)	83,000	691,514
Honda Motor Co., Ltd.	236,400	7,306,025
Isuzu Motors Ltd.	170,000	819,188
Mazda Motor Corp.*	364,900	425,901
Mitsubishi Motors Corp.*(a)	588,000	542,363
Nissan Motor Co., Ltd.	360,700	3,069,810
Suzuki Motor Corp.	52,500	1,019,703
Toyota Motor Corp.	401,000	15,722,938
Yamaha Motor Co., Ltd.(a)	39,200	342,103

		30,389,409

Beverages 0.2%
Asahi Group Holdings Ltd.	56,200	1,385,955
Coca-Cola West Co., Ltd.	8,200	135,980
Kirin Holdings Co., Ltd.	126,000	1,684,804

		3,206,739

Building Products 0.2%
Asahi Glass Co., Ltd.	144,000	957,950
Daikin Industries Ltd.(a)	33,700	871,619
LIXIL Group Corp.	38,000	905,545
TOTO Ltd.(a)	41,000	301,181

		3,036,295

Capital Markets 0.2%
Daiwa Securities Group, Inc.(a)	238,400	905,512
Nomura Holdings, Inc.	532,900	1,903,043
SBI Holdings, Inc.(a)	31,390	202,238

		3,010,793

Chemicals 0.8%
Air Water, Inc.	22,000	269,249
Asahi Kasei Corp.	181,000	932,989
Daicel Corp.	41,000	245,571
Denki Kagaku Kogyo KK(a)	64,000	198,338
Hitachi Chemical Co., Ltd.	14,100	190,170
JSR Corp.(a)	27,400	448,409
Kaneka Corp.	45,000	216,639
Kansai Paint Co., Ltd.(a)	32,000	354,656
Kuraray Co., Ltd.(a)	51,800	588,260
Mitsubishi Chemical Holdings Corp.(a)	193,500	739,074
Mitsubishi Gas Chemical Co., Inc.	55,000	275,865
Mitsui Chemicals, Inc.(a)	128,000	249,378
Nitto Denko Corp.(a)	23,800	1,132,877
Shin-Etsu Chemical Co., Ltd.	59,500	3,343,845
Showa Denko KK	218,000	345,890
Sumitomo Chemical Co., Ltd.(a)	224,000	570,647
Taiyo Nippon Sanso Corp.(a)	37,000	194,604
Teijin Ltd.(a)	132,000	322,555
Toray Industries, Inc.(a)	213,000	1,260,119
Tosoh Corp.(a)	68,000	129,104
Ube Industries Ltd.	142,000	304,929

		12,313,168

Commercial Banks 1.9%
Aozora Bank Ltd.	79,000	241,582
Bank of Kyoto Ltd. (The)(a)	47,000	397,641
Bank of Yokohama Ltd. (The)	175,000	832,169
Chiba Bank Ltd. (The)	108,000	627,829
Chugoku Bank Ltd. (The)	26,000	366,319
Fukuoka Financial Group, Inc.(a)	109,000	442,577
Gunma Bank Ltd. (The)	54,000	274,231
Hachijuni Bank Ltd. (The)	60,000	332,659
Iyo Bank Ltd. (The)	35,000	284,874
Joyo Bank Ltd. (The)(a)	92,000	449,931
Mitsubishi UFJ Financial Group, Inc.	1,848,167	8,648,598
Mizuho Financial Group, Inc.(a)	3,324,124	5,395,177
Nishi-Nippon City Bank Ltd. (The)(a)	102,000	236,089
Resona Holdings, Inc.	273,000	1,117,798
Seven Bank Ltd.(a)	73,000	222,744
Shinsei Bank Ltd.	227,000	293,234
Shizuoka Bank Ltd. (The)(a)	78,000	798,141
Sumitomo Mitsui Financial Group, Inc.(a)	195,853	6,102,424

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Banks (continued)
Sumitomo Mitsui Trust Holdings, Inc.	453,400	$1,346,076
Suruga Bank Ltd.(a)	25,000	283,358
Yamaguchi Financial Group, Inc.	32,000	258,934

		28,952,385

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.(a)	84,000	585,734
Secom Co., Ltd.	30,600	1,594,953
Toppan Printing Co., Ltd.(a)	85,000	492,987

		2,673,674

Computers & Peripherals 0.2%
Fujitsu Ltd.(a)	268,000	1,006,132
NEC Corp.*(a)	365,000	579,216
Seiko Epson Corp.(a)	18,800	114,814
Toshiba Corp.(a)	591,000	1,894,154

		3,594,316

Construction & Engineering 0.2%
Chiyoda Corp.(a)	23,000	357,326
JGC Corp.	29,000	965,823
Kajima Corp.(a)	124,000	338,265
Kinden Corp.(a)	19,000	119,538
Obayashi Corp.	92,000	419,260
Shimizu Corp.(a)	83,000	279,183
Taisei Corp.(a)	148,000	424,078

		2,903,473

Construction Materials 0.0%†
Taiheiyo Cement Corp.	164,000	353,045

Consumer Finance 0.1%
Aeon Credit Service Co., Ltd.(a)	9,100	195,675
Credit Saison Co., Ltd.	23,000	555,676

		751,351

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	21,200	226,444

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,600	464,538

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	8,320	350,281
ORIX Corp.(a)	15,280	1,530,440

		1,880,721

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	63,264	3,010,106

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.(a)	93,000	1,207,593
Chugoku Electric Power Co., Inc. (The)(a)	42,000	558,267
Hokkaido Electric Power Co., Inc.(a)	26,000	211,050
Hokuriku Electric Power Co.(a)	24,500	296,967
Kansai Electric Power Co., Inc. (The)(a)	107,400	837,730
Kyushu Electric Power Co., Inc.	61,000	503,066
Shikoku Electric Power Co., Inc.(a)	23,100	260,404
Tohoku Electric Power Co., Inc.*(a)	63,500	510,351
Tokyo Electric Power Co., Inc.*(a)	203,300	334,677

		4,720,105

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.(a)	75,000	152,112
Furukawa Electric Co., Ltd.*	96,000	180,373
GS Yuasa Corp.(a)	50,000	207,872
Mabuchi Motor Co., Ltd.	3,100	141,756
Mitsubishi Electric Corp.	283,000	2,085,950
Nidec Corp.(a)	15,700	1,146,855
Sumitomo Electric Industries Ltd.	109,700	1,160,149
Ushio, Inc.	15,200	182,329

		5,257,396

Electronic Equipment, Instruments & Components 1.0%
Citizen Holdings Co., Ltd.	35,400	178,954
FUJIFILM Holdings Corp.	67,100	1,123,825
Hamamatsu Photonics KK	10,500	360,752
Hirose Electric Co., Ltd.(a)	4,200	470,171
Hitachi High-Technologies Corp.	9,200	222,107
Hitachi Ltd.(a)	676,000	3,753,904
HOYA Corp.	63,300	1,388,686
Ibiden Co., Ltd.(a)	17,100	250,150
Keyence Corp.	6,611	1,692,958
Kyocera Corp.	22,300	1,932,272
Murata Manufacturing Co., Ltd.(a)	29,400	1,565,154
Nippon Electric Glass Co., Ltd.	51,500	283,785
Omron Corp.	30,500	586,106
Shimadzu Corp.(a)	33,000	231,616
TDK Corp.(a)	17,500	650,759
Yaskawa Electric Corp.(a)	29,000	193,425
Yokogawa Electric Corp.(a)	31,200	360,101

		15,244,725

Food & Staples Retailing 0.4%
Aeon Co., Ltd.(a)	86,700	979,015
FamilyMart Co., Ltd.	8,900	437,252
Lawson, Inc.(a)	9,000	690,880
Seven & I Holdings Co., Ltd.	109,300	3,349,314

		5,456,461

Food Products 0.3%
Ajinomoto Co., Inc.	93,000	1,456,687
Kikkoman Corp.(a)	24,000	327,729
MEIJI Holdings Co., Ltd.	8,940	443,658
Nippon Meat Packers, Inc.(a)	23,000	294,967
Nisshin Seifun Group, Inc.(a)	27,500	338,086
Nissin Foods Holdings Co., Ltd.(a)	8,700	340,803
Toyo Suisan Kaisha Ltd.	12,000	300,277
Yakult Honsha Co., Ltd.(a)	14,500	687,545
Yamazaki Baking Co., Ltd.	16,000	214,134

		4,403,886

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	271,000	1,192,351
Toho Gas Co., Ltd.(a)	58,000	384,867
Tokyo Gas Co., Ltd.	360,000	1,979,616

		3,556,834

Health Care Equipment & Supplies 0.1%
Olympus Corp.*(a)	32,500	634,522
Sysmex Corp.	10,400	500,078

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Health Care Equipment & Supplies (continued)
Terumo Corp.(a)	22,000	$945,899

		2,080,499

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.(a)	6,100	300,482
Medipal Holdings Corp.	20,600	283,561
Miraca Holdings, Inc.	7,800	350,284
Suzuken Co., Ltd.	10,000	331,559

		1,265,886

Hotels, Restaurants & Leisure 0.1%
McDonald's Holdings Co., (Japan) Ltd.(a)	9,326	265,683
Oriental Land Co., Ltd.(a)	7,400	974,335

		1,240,018

Household Durables 0.4%
Casio Computer Co., Ltd.(a)	33,300	235,887
Panasonic Corp.(a)	324,100	2,144,390
Rinnai Corp.	4,400	328,388
Sekisui Chemical Co., Ltd.	61,000	491,306
Sekisui House Ltd.	81,000	804,120
Sharp Corp.(a)	151,000	373,424
Sony Corp.(a)	147,200	1,721,236

		6,098,751

Household Products 0.1%
Unicharm Corp.(a)	16,300	934,566

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.(a)	16,300	429,197

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	3,400	176,716
Nomura Research Institute Ltd.	14,100	290,579
NTT Data Corp.(a)	178	558,866
Otsuka Corp.	2,300	205,685

		1,231,846

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	1,236	1,398,016
MS&AD Insurance Group Holdings	73,441	1,267,766
NKSJ Holdings, Inc.	53,950	1,052,131
Sony Financial Holdings, Inc.	24,400	416,015
T&D Holdings, Inc.	83,100	897,253
Tokio Marine Holdings, Inc.	104,700	2,664,258

		7,695,439

Internet & Catalog Retail 0.1%
Rakuten, Inc.	104,700	1,064,595

Internet Software & Services 0.1%
Dena Co., Ltd.	15,500	514,179
Gree, Inc.(a)	12,900	235,511
Yahoo Japan Corp.(a)	2,072	788,295

		1,537,985

Leisure Equipment & Products 0.3%
Namco Bandai Holdings, Inc.	27,000	457,409
Nikon Corp.(a)	49,600	1,363,865
Sankyo Co., Ltd.	6,700	311,706
Sega Sammy Holdings, Inc.	29,900	564,200
Shimano, Inc.	10,600	769,627
Yamaha Corp.(a)	22,900	212,013

		3,678,820

Machinery 1.1%
Amada Co., Ltd.	51,000	222,847
FANUC Corp.	27,900	4,490,739
Hino Motors Ltd.(a)	36,000	235,668
Hitachi Construction Machinery Co., Ltd.(a)	14,700	237,401
IHI Corp.	185,000	412,029
Japan Steel Works Ltd. (The)(a)	44,000	244,505
JTEKT Corp.	31,100	245,832
Kawasaki Heavy Industries Ltd.(a)	216,000	428,419
Komatsu Ltd.(a)	135,100	2,647,948
Kubota Corp.(a)	158,000	1,594,586
Kurita Water Industries Ltd.(a)	16,200	358,167
Makita Corp.(a)	16,900	654,180
Mitsubishi Heavy Industries Ltd.	444,000	1,920,150
Nabtesco Corp.(a)	15,000	276,131
NGK Insulators Ltd.(a)	40,000	478,582
NSK Ltd.(a)	62,000	360,088
NTN Corp.(a)	68,000	136,742
SMC Corp.(a)	7,700	1,239,189
Sumitomo Heavy Industries Ltd.(a)	78,000	265,896
THK Co., Ltd.(a)	16,900	258,224

		16,707,323

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.*(a)	135,000	169,639
Mitsui OSK Lines Ltd.(a)	164,000	381,544
Nippon Yusen KK	234,000	413,364

		964,547

Media 0.1%
Dentsu, Inc.(a)	27,101	686,420
Hakuhodo DY Holdings, Inc.(a)	3,540	238,473
Jupiter Telecommunications Co., Ltd.	308	312,578
Toho Co., Ltd.	15,900	292,341

		1,529,812

Metals & Mining 0.4%
Daido Steel Co., Ltd.(a)	38,000	176,476
Hitachi Metals Ltd.(a)	24,000	213,819
JFE Holdings, Inc.(a)	66,000	869,460
Kobe Steel Ltd.(a)	387,000	306,610
Maruichi Steel Tube Ltd.(a)	6,400	136,704
Mitsubishi Materials Corp.	160,000	503,388
Nippon Steel Corp.(a)	1,114,440	2,282,082
Nisshin Steel Co., Ltd.(b)	90,000	96,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Metals & Mining (continued)
Sumitomo Metal Mining Co., Ltd.(a)	75,000	$943,607
Yamato Kogyo Co., Ltd.(a)	5,700	167,857

		5,696,876

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	53,260	554,942
J. Front Retailing Co., Ltd.	67,400	377,728
Marui Group Co., Ltd.(a)	31,200	220,633
Takashimaya Co., Ltd.(a)	36,000	246,817

		1,400,120

Office Electronics 0.5%
Brother Industries Ltd.(a)	34,000	314,914
Canon, Inc.	165,200	5,302,540
Konica Minolta Holdings, Inc.(a)	67,500	519,257
Ricoh Co., Ltd.(a)	89,000	751,581

		6,888,292

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.(a)	85,000	156,292
Idemitsu Kosan Co., Ltd.	3,100	253,549
INPEX Corp.	320	1,902,319
Japan Petroleum Exploration Co.	3,900	156,300
JX Holdings, Inc.	328,189	1,792,758
Showa Shell Sekiyu KK	24,400	129,124
TonenGeneral Sekiyu KK(a)	40,000	346,948

		4,737,290

Paper & Forest Products 0.0%†
Nippon Paper Group, Inc.(a)	13,800	162,330
Oji Paper Co., Ltd.(a)	123,000	374,329
		536,659

Personal Products 0.2%
Kao Corp.	75,900	2,231,557
Shiseido Co., Ltd.(a)	54,000	740,196

		2,971,753

Pharmaceuticals 1.2%
Astellas Pharma, Inc.(a)	64,500	3,268,855
Chugai Pharmaceutical Co., Ltd.	31,800	666,511
Daiichi Sankyo Co., Ltd.(a)	98,600	1,624,161
Dainippon Sumitomo Pharma Co., Ltd.(a)	25,000	274,679
Eisai Co., Ltd.(a)	36,800	1,657,765
Hisamitsu Pharmaceutical Co., Inc.	8,900	492,581
Kyowa Hakko Kirin Co., Ltd.	37,000	446,818
Mitsubishi Tanabe Pharma Corp.	34,100	517,515
Ono Pharmaceutical Co., Ltd.(a)	12,300	756,846
Otsuka Holdings Co., Ltd.	53,000	1,642,521
Santen Pharmaceutical Co., Ltd.	10,400	477,047
Shionogi & Co., Ltd.(a)	44,800	682,704
Taisho Pharmaceutical Holdings Co., Ltd.(a)	5,200	422,937
Takeda Pharmaceutical Co., Ltd.(a)	115,000	5,290,871
Tsumura & Co.(a)	8,400	262,815

		18,484,626

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	101	304,494
Japan Real Estate Investment Corp.	79	795,009
Japan Retail Fund Investment Corp.(a)	265	473,167
Nippon Building Fund, Inc.(a)	91	980,895
Nomura Real Estate Office Fund, Inc.	39	244,387

		2,797,952

Real Estate Management & Development 0.7%
Aeon Mall Co., Ltd.	10,700	261,272
Daito Trust Construction Co., Ltd.	10,300	1,033,957
Daiwa House Industry Co., Ltd.	73,000	1,057,762
Hulic Co., Ltd.*	36,000	218,708
Mitsubishi Estate Co., Ltd.	181,000	3,460,742
Mitsui Fudosan Co., Ltd.	122,000	2,437,883
Nomura Real Estate Holdings, Inc.(a)	15,100	264,770
NTT Urban Development Corp.	147	119,286
Sumitomo Realty & Development Co., Ltd.(a)	51,000	1,351,421
Tokyu Land Corp.	61,000	325,983

		10,531,784

Road & Rail 0.9%
Central Japan Railway Co.	21,100	1,852,094
East Japan Railway Co.	49,376	3,266,967
Hankyu Hanshin Holdings, Inc.	165,000	891,090
Keikyu Corp.(a)	70,000	659,433
Keio Corp.(a)	87,000	655,535
Keisei Electric Railway Co., Ltd.(a)	39,000	351,812
Kintetsu Corp.(a)	233,000	912,431
Nippon Express Co., Ltd.(a)	120,000	454,530
Odakyu Electric Railway Co., Ltd.(a)	93,000	977,402
Tobu Railway Co., Ltd.(a)	153,000	823,250
Tokyu Corp.(a)	162,000	773,835
West Japan Railway Co.	24,500	1,046,279

		12,664,658

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.(a)	21,100	274,327
Rohm Co., Ltd.	14,700	495,037
Sumco Corp.*(a)	15,700	105,692
Tokyo Electron Ltd.(a)	24,800	1,056,481

		1,931,537

Software 0.2%
Konami Corp.(a)	14,900	338,320
Nexon Co., Ltd.*	16,000	220,903
Nintendo Co., Ltd.	15,500	1,968,856
Oracle Corp. Japan	5,200	267,801
Square Enix Holdings Co., Ltd.(a)	8,100	123,464
Trend Micro, Inc.(a)	14,800	412,653

		3,331,997

Specialty Retail 0.3%
ABC-Mart, Inc.(a)	3,600	158,875
Fast Retailing Co., Ltd.	7,700	1,788,234
Nitori Holdings Co., Ltd.	5,200	482,633
Sanrio Co., Ltd.(a)	6,100	218,176
Shimamura Co., Ltd.	3,300	384,180
USS Co., Ltd.(a)	3,360	354,848
Yamada Denki Co., Ltd.(a)	12,650	554,919

		3,941,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	21,000	$283,270

Tobacco 0.3%
Japan Tobacco, Inc.	130,700	3,912,341

Trading Companies & Distributors 0.9%
ITOCHU Corp.	221,000	2,231,061
Marubeni Corp.(a)	241,000	1,532,160
Mitsubishi Corp.	204,100	3,696,836
Mitsui & Co., Ltd.	252,200	3,538,283
Sojitz Corp.(a)	178,500	230,777
Sumitomo Corp.(a)	165,300	2,223,717
Toyota Tsusho Corp.(a)	31,900	681,439

		14,134,273

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	34,000	280,940
Mitsubishi Logistics Corp.(a)	18,000	213,947

		494,887

Wireless Telecommunication Services 0.8%
KDDI Corp.(a)	38,900	3,017,179
NTT DoCoMo, Inc.(a)	2,218	3,583,569
Softbank Corp.	129,100	5,219,711

		11,820,459

		297,265,245

JERSEY, CHANNEL ISLANDS 0.2%
Energy Equipment & Services 0.1%
Petrofac Ltd.	37,160	960,098

Metals & Mining 0.1%
Randgold Resources Ltd.	12,625	1,553,033

		2,513,131

LUXEMBOURG 0.4%
Energy Equipment & Services 0.1%
Tenaris SA	68,740	1,406,697

Media 0.1%
SES SA, FDR	44,261	1,203,615

Metals & Mining 0.1%
ArcelorMittal	137,465	1,978,735

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,054	840,084

		5,429,131

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.	348,300	1,289,537
Wynn Macau Ltd.(a)	222,400	596,245

		1,885,782

MEXICO 0.1%
Metals & Mining 0.1%
Fresnillo PLC	26,917	807,917

NETHERLANDS 4.9%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV	60,269	1,910,222

Air Freight & Logistics 0.0%†
TNT Express NV	48,880	510,079

Beverages 0.2%
Heineken Holding NV	14,641	711,248
Heineken NV	33,811	2,015,480

		2,726,728

Chemicals 0.2%
Akzo Nobel NV	34,450	1,945,282
Koninklijke DSM NV	22,319	1,113,367

		3,058,649

Computers & Peripherals 0.1%
Gemalto NV	11,450	1,007,016

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,330	373,169

Diversified Financial Services 0.3%
ING Groep NV, CVA*	556,546	4,407,958

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	145,349	1,106,431

Energy Equipment & Services 0.1%
Fugro NV, CVA	10,375	705,139
SBM Offshore NV*	23,619	336,521

		1,041,660

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	153,477	1,922,234

Food Products 0.6%
D.E. Master Blenders 1753 NV*	85,208	1,027,499
Unilever NV, CVA	237,420	8,420,347

		9,447,846

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	151,427	3,535,436

Insurance 0.1%
Aegon NV	248,924	1,294,103
Delta Lloyd NV	20,196	307,102

		1,601,205

Life Sciences Tools & Services 0.1%
QIAGEN NV*	35,131	647,738

Media 0.2%
Reed Elsevier NV	99,732	1,330,200
Wolters Kluwer NV	43,091	809,497

		2,139,697

Oil, Gas & Consumable Fuels 2.2%
Royal Dutch Shell PLC, Class A	537,051	18,612,050
Royal Dutch Shell PLC, Class B	384,208	13,672,351

		32,284,401

Professional Services 0.0%†
Randstad Holding NV	18,098	601,540

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,479	403,019

Semiconductors & Semiconductor Equipment 0.2%
ASML Holding NV	60,898	3,257,340

Transportation Infrastructure 0.1%
Koninklijke Vopak NV	10,544	739,845

		72,722,213

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	97,629	$561,970

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.(a)	268,513	528,653

Electric Utilities 0.0%†
Contact Energy Ltd.*(a)	53,701	234,954

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	81,319	254,458

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	138,962	301,508

		1,881,543

NORWAY 0.9%
Chemicals 0.1%
Yara International ASA	27,191	1,365,359

Commercial Banks 0.1%
DNB ASA	142,639	1,747,324

Diversified Telecommunication Services 0.1%
Telenor ASA	106,131	2,071,432

Energy Equipment & Services 0.2%
Aker Solutions ASA	24,238	461,725
Seadrill Ltd.	51,660	2,029,441

		2,491,166

Industrial Conglomerates 0.1%
Orkla ASA	110,277	840,217

Insurance 0.0%†
Gjensidige Forsikring ASA	27,960	388,464

Metals & Mining 0.0%†
Norsk Hydro ASA(a)	139,632	656,186

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	162,191	4,185,597

		13,745,745

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	265,825	192,735

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG	95,876	473,742

Electric Utilities 0.1%
EDP - Energias de Portugal SA	271,900	747,007

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	31,299	522,523

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA, Class B(a)	32,632	528,664

		2,464,671

SINGAPORE 1.8%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	230,000	661,799

Airlines 0.1%
Singapore Airlines Ltd.	80,866	705,797

Commercial Banks 0.6%
DBS Group Holdings Ltd.	262,500	3,066,066
Oversea-Chinese Banking Corp., Ltd.	373,000	2,828,895
United Overseas Bank Ltd.	184,000	2,934,248

		8,829,209

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.(a)	15,000	585,506

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	121,000	687,721

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,153,850	3,004,566

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	235,600	390,826

Food Products 0.1%
Golden Agri-Resources Ltd.	1,013,612	541,858
Wilmar International Ltd.	287,294	758,572

		1,300,430

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC(a)	872,296	969,799

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	137,745	992,716
Keppel Corp., Ltd.	208,400	1,926,823
SembCorp Industries Ltd.	139,000	638,572

		3,558,111

Machinery 0.0%†
Cosco Corp. Singapore Ltd.(a)	130,000	101,693
SembCorp Marine Ltd.	119,800	481,867

		583,560

Marine 0.0%†
Neptune Orient Lines Ltd.*(a)	124,749	114,291

Media 0.0%†
Singapore Press Holdings Ltd.(a)	193,000	638,805

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	278,466	545,432
CapitaMall Trust	339,200	556,298

		1,101,730

Real Estate Management & Development 0.2%
CapitaLand Ltd.	367,097	945,577
CapitaMalls Asia Ltd.	201,300	269,466
City Developments Ltd.(a)	75,000	713,861
Global Logistic Properties Ltd.	301,000	613,562
Keppel Land Ltd.(a)	106,538	306,584
UOL Group Ltd.	72,000	335,156

		3,184,206

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	266,000	371,061

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	784,000	566,294

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	81,475	246,566

		27,500,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SPAIN 2.8%
Biotechnology 0.0%†
Grifols SA*(a)	21,720	$717,919

Commercial Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA(a)	784,028	6,168,623
Banco de Sabadell SA*(a)	408,923	1,098,762
Banco Popular Espanol SA(a)	193,861	424,406
Banco Santander SA*	1,429,227	10,668,332
Bankia SA*(a)	145,233	243,025
CaixaBank(a)	110,976	417,978

		19,021,126

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	20,058	413,407
Ferrovial SA	58,665	764,291

		1,177,698

Diversified Telecommunication Services 0.5%
Telefonica SA	584,827	7,816,596

Electric Utilities 0.2%
Acciona SA	2,925	166,630
Iberdrola SA	560,961	2,543,404
Red Electrica Corp. SA	15,427	731,183

		3,441,217

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	89,621	494,931

Gas Utilities 0.1%
Enagas SA	25,271	498,350
Gas Natural SDG SA	52,051	736,556

		1,234,906

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A	45,075	1,050,876

Insurance 0.0%†
Mapfre SA	107,583	294,981

Machinery 0.0%†
Zardoya Otis SA(a)	22,612	265,994

Metals & Mining 0.0%†
Acerinox SA	15,537	174,533

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	116,489	2,263,858

Specialty Retail 0.3%
Industria de Diseno Textil SA	31,650	3,932,604

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	53,158	783,455

		42,670,694

SWEDEN 3.2%
Building Products 0.1%
Assa Abloy AB, Class B	48,416	1,571,929

Capital Markets 0.0%†
Ratos AB, Class B	27,367	241,506

Commercial Banks 0.7%
Nordea Bank AB	381,742	3,778,478
Skandinaviska Enskilda Banken AB, Class A	206,014	1,726,274
Svenska Handelsbanken AB, Class A	71,933	2,699,574
Swedbank AB, Class A	120,424	2,265,054

		10,469,380

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	44,457	334,061

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	437,713	3,992,418

Construction & Engineering 0.1%
Skanska AB, Class B	54,381	882,054

Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,539	251,330
Investment AB Kinnevik, Class B	30,842	641,159
Investor AB, Class B	66,385	1,462,930

		2,355,419

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	45,413	824,789
TeliaSonera AB	317,791	2,286,715

		3,111,504

Electronic Equipment, Instruments & Components 0.0%†
Hexagon AB, Class B	35,509	763,653

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	53,080	700,773
Getinge AB, Class B	28,642	864,662

		1,565,435

Household Durables 0.1%
Electrolux AB Series B	34,357	848,947
Husqvarna AB, Class B	62,622	319,940

		1,168,887

Household Products 0.1%
Svenska Cellulosa AB, Class B	84,414	1,569,413

Machinery 0.7%
Alfa Laval AB	47,979	871,816
Atlas Copco AB, Class A	98,564	2,303,083
Atlas Copco AB, Class B	56,522	1,184,780
Sandvik AB	147,301	2,003,436
Scania AB, Class B	45,672	839,633
SKF AB, Class B	56,850	1,228,511
Volvo AB, Class B	201,275	2,827,805

		11,259,064

Media 0.0%†
Modern Times Group AB, Class B	7,053	312,019

Metals & Mining 0.1%
Boliden AB	41,017	685,956
SSAB AB, Class A	20,951	149,180

		835,136

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	32,371	790,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Paper & Forest Products 0.0%†
Holmen AB, Class B	8,512	$232,739

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	138,205	4,809,973

Tobacco 0.1%
Swedish Match AB	30,003	1,214,571

		47,479,715

SWITZERLAND 9.3%
Biotechnology 0.1%
Actelion Ltd. REG*	15,819	792,941

Building Products 0.1%
Geberit AG REG*	5,472	1,191,816

Capital Markets 0.8%
Credit Suisse Group AG REG*	178,052	3,764,775
GAM Holding AG*	28,831	376,260
Julius Baer Group Ltd.*	29,877	1,042,140
Partners Group Holding AG(a)	2,056	428,036
UBS AG REG*	530,393	6,458,470

		12,069,681

Chemicals 0.5%
Givaudan SA REG*	1,204	1,143,083
Sika AG(a)	312	636,419
Syngenta AG REG	13,765	5,149,244

		6,928,746

Commercial Banks 0.0%†
Banque Cantonale Vaudoise REG	453	235,000

Construction Materials 0.1%
Holcim Ltd. REG*	33,609	2,140,592

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,802	251,694

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,395	1,366,761

Electrical Equipment 0.4%
ABB Ltd. REG*	320,336	6,010,520

Energy Equipment & Services 0.2%
Transocean Ltd.	51,432	2,302,581

Food Products 2.1%
Aryzta AG*	12,675	608,405
Barry Callebaut AG REG*(a)	248	230,276
Lindt & Spruengli AG REG*(a)	15	541,688
Lindt & Spruengli AG - Participation Certificate*	131	414,531
Nestle SA REG	479,683	30,266,738

		32,061,638

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	7,368	745,497
Straumann Holding AG REG(a)	1,302	173,139

		918,636

Insurance 0.7%
Baloise Holding AG REG	6,660	524,098
Swiss Life Holding AG REG*	4,280	511,180
Swiss Re AG*	51,064	3,285,652
Zurich Insurance Group AG*	21,457	5,349,389

		9,670,319

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,867	411,774

Machinery 0.1%
Schindler Holding AG REG	3,172	391,922
Schindler Holding AG - Participation Certificate	6,948	855,453
Sulzer AG REG	3,393	495,277

		1,742,652

Marine 0.1%
Kuehne + Nagel International AG REG(a)	7,741	876,000

Metals & Mining 0.5%
Glencore International PLC(a)	554,649	3,080,808
Xstrata PLC	304,522	4,724,044

		7,804,852

Pharmaceuticals 2.6%
Novartis AG REG	334,401	20,466,517
Roche Holding AG	102,137	19,104,388

		39,570,905

Professional Services 0.2%
Adecco SA REG*	18,978	905,894
SGS SA REG	801	1,647,202

		2,553,096

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,108	587,799

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	90,321	487,482

Textiles, Apparel & Luxury Goods 0.5%
Compagnie Financiere Richemont SA, Class A	75,946	4,560,040
Swatch Group AG (The) REG	6,102	424,816
Swatch Group AG (The) - Bearer Shares	4,525	1,807,079

		6,791,935

Trading Companies & Distributors 0.1%
Wolseley PLC	41,659	1,782,004

		138,549,424

UNITED KINGDOM 19.7%
Aerospace & Defense 0.5%
BAE Systems PLC	475,119	2,498,056
Cobham PLC	161,751	580,212
Meggitt PLC	116,782	745,294
Rolls-Royce Holdings PLC*	271,690	3,706,313

		7,529,875

Airlines 0.0%†
International Consolidated Airlines Group SA - EUR*	135,219	325,571

Auto Components 0.0%†
GKN PLC	221,754	771,042

Beverages 1.1%
Diageo PLC	363,638	10,239,376
SABMiller PLC	139,223	6,125,822

		16,365,198

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)

Capital Markets 0.2%
3i Group PLC	137,387	$495,114
Aberdeen Asset Management PLC	125,240	630,147
ICAP PLC	78,558	408,353
Investec PLC	81,970	507,475
Man Group PLC	265,193	353,613
Schroders PLC	15,870	389,982

		2,784,684

Chemicals 0.1%
Croda International PLC	19,573	768,370
Johnson Matthey PLC	29,630	1,157,343

		1,925,713

Commercial Banks 2.9%
Barclays PLC	1,687,490	5,859,989
HSBC Holdings PLC	2,640,099	24,525,882
Lloyds Banking Group PLC*	6,064,660	3,818,658
Royal Bank of Scotland Group PLC*	299,620	1,244,858
Standard Chartered PLC	347,988	7,885,030

		43,334,417

Commercial Services & Supplies 0.3%
Aggreko PLC	38,810	1,452,836
Babcock International Group PLC	51,942	778,803
G4S PLC	201,846	866,986
Serco Group PLC	74,675	700,319

		3,798,944

Construction & Engineering 0.0%†
Balfour Beatty PLC	100,020	491,549

Containers & Packaging 0.1%
Rexam PLC	125,569	883,517

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	25,869	394,624

Diversified Telecommunication Services 0.3%
BT Group PLC	1,130,920	4,215,779
Inmarsat PLC	64,802	618,701

		4,834,480

Electric Utilities 0.2%
SSE PLC	137,721	3,099,092

Energy Equipment & Services 0.1%
AMEC PLC	47,162	875,210
Subsea 7 SA	40,461	934,624

		1,809,834

Food & Staples Retailing 0.6%
J Sainsbury PLC	175,385	985,663
Tesco PLC	1,171,080	6,288,716
WM Morrison Supermarkets PLC	338,691	1,561,610

		8,835,989

Food Products 0.6%
Associated British Foods PLC	51,388	1,070,790
Tate & Lyle PLC	67,506	726,090
Unilever PLC	187,081	6,830,689

		8,627,569

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	130,486	1,439,438

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	25,994	957,508
Compass Group PLC	273,940	3,028,201
InterContinental Hotels Group PLC	42,049	1,104,194
Tui Travel PLC	66,793	252,904
Whitbread PLC	25,474	934,324

		6,277,131

Household Products 0.4%
Reckitt Benckiser Group PLC	94,853	5,464,908

Industrial Conglomerates 0.1%
Smiths Group PLC	56,515	949,356

Insurance 0.9%
Admiral Group PLC	30,668	522,672
Aviva PLC	426,557	2,204,169
Legal & General Group PLC	860,709	1,837,532
Old Mutual PLC	713,771	1,963,666
Prudential PLC	370,669	4,813,238
RSA Insurance Group PLC(a)	507,908	908,008
Standard Life PLC	342,414	1,511,507

		13,760,792

Machinery 0.2%
IMI PLC	46,593	678,750
Invensys PLC	124,137	470,602
Melrose PLC	170,814	669,318
Weir Group PLC (The)	31,691	907,220

		2,725,890

Media 0.4%
British Sky Broadcasting Group PLC	159,722	1,917,068
ITV PLC	525,024	750,539
Pearson PLC	119,768	2,341,292
Reed Elsevier PLC	177,824	1,702,355

		6,711,254

Metals & Mining 1.8%
Anglo American PLC	202,497	5,961,157
Antofagasta PLC	56,783	1,161,327
BHP Billiton PLC	306,499	9,571,370
Eurasian Natural Resources Corp. PLC	36,693	183,456
Evraz PLC	50,207	200,478
Kazakhmys PLC	30,367	340,706
Lonmin PLC	22,744	205,357
Rio Tinto PLC	194,540	9,096,542
Vedanta Resources PLC	14,426	240,664

		26,961,057

Multiline Retail 0.2%
Marks & Spencer Group PLC	232,961	1,344,419
Next PLC	24,437	1,363,316

		2,707,735

Multi-Utilities 0.6%
Centrica PLC	751,676	3,977,578
National Grid PLC	519,479	5,730,300

		9,707,878

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	493,080	9,977,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
BP PLC	2,766,029	$19,500,166
Tullow Oil PLC	132,819	2,946,475

		32,423,979

Pharmaceuticals 1.7%
AstraZeneca PLC	183,274	8,750,415
GlaxoSmithKline PLC	729,138	16,830,419

		25,580,834

Professional Services 0.1%
Capita PLC	94,507	1,183,614
Intertek Group PLC	23,119	1,024,978

		2,208,592

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	123,487	1,042,992
Capital Shopping Centres Group PLC	86,074	455,925
Hammerson PLC	106,677	778,653
Land Securities Group PLC	113,639	1,400,514
Segro PLC	109,017	400,448

		4,078,532

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	201,663	1,882,253

Software 0.1%
Sage Group PLC (The)	185,490	939,899

Specialty Retail 0.1%
Kingfisher PLC	345,673	1,477,744

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	63,812	1,033,248

Tobacco 1.3%
British American Tobacco PLC	284,187	14,602,501
Imperial Tobacco Group PLC	145,117	5,376,087

		19,978,588

Trading Companies & Distributors 0.1%
Bunzl PLC	47,335	848,855

Water Utilities 0.1%
Severn Trent PLC	34,171	926,609
United Utilities Group PLC	98,542	1,139,255

		2,065,864

Wireless Telecommunication Services 1.4%
Vodafone Group PLC	7,174,014	20,385,915

		295,421,840

UNITED STATES 0.0%†
Metals & Mining 0.0%†
Sims Metal Management Ltd.(a)	23,522	232,660

Total Common Stocks (cost $1,522,281,538)		1,481,262,736

Preferred Stocks 0.6%

	Shares	Market Value

GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	7,558	$388,530
Porsche Automobil Holding SE	22,174	1,328,763
Volkswagen AG	21,002	3,840,118

		5,557,411

Household Products 0.2%
Henkel AG & Co. KGaA	26,150	2,083,073

Media 0.0%†
ProSiebenSat.1 Media AG	13,017	328,167

Multi-Utilities 0.0%†
RWE AG - Non Voting Preference Shares	5,878	234,437

		8,203,088

Total Preferred Stocks (cost $6,388,407)		8,203,088

Right 0.0%

	Number of Rights	Market Value

FRANCE 0.0%†
Energy Equipment & Services 0.0%†
Compagnie Generale de Geophysique - Veritas, expiring at an exercise price of EUR 17.00 on 10/12/2012*	20,497	$33,083

Total Right (cost $–)		33,083

Repurchase Agreements 10.8%

	Principal Amount	Market Value
Goldman Sachs & Co., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $50,000,833, collateralized by U.S. Government Agency Mortgage Securities ranging from 3.50%—6.50%, maturing 09/15/25—08/15/42; total market value $51,000,000.(c)	$50,000,000	$50,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Repurchase Agreements (continued)

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $39,000,650, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63%—1.38%, maturing 12/28/12—07/25/17; total market value $38,780,189.(c)	$39,000,000	$39,000,000
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $63,190,448, collateralized by U.S. Government Treasury Securities, 2.13% maturing 08/15/21; total market value $64,453,433.(c)	63,189,237	63,189,237
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $10,000,192, collateralized by U.S. Government Agency Securities, 0.00%, maturing 03/15/18—05/04/2037; total market value $10,200,083.(c)	10,000,000	10,000,000

Total Repurchase Agreements (cost $162,189,237)		162,189,237

Total Investments (cost $1,690,859,182) (d) — 110.3%		1,651,688,144
Liabilities in excess of other assets — (10.3)%		(153,692,721)

NET ASSETS — 100.0%		$1,497,995,423

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $153,213,488.
(b)	Fair Valued Security.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $162,189,237.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,738,062,182, tax unrealized appreciation and depreciation were $153,321,015 and $(239,695,053), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
EUR	EURO
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

At September 30, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
84	DJ Euro Stoxx 50	12/21/12	$2,650,030	$(109,288)
33	FTSE 100 Index	12/21/12	3,044,366	(73,223)
32	SGX Nikkei 225 Index	12/13/12	1,819,580	19,969
11	SPI 200 Index	12/20/12	1,250,569	(4,457)

			$8,764,545	$(166,999)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$12,524,153	$—	$12,524,153
Air Freight & Logistics	—	4,220,657	—	4,220,657
Airlines	109,650	2,353,486	—	2,463,136
Auto Components	—	12,655,819	—	12,655,819
Automobiles	—	43,312,913	—	43,312,913
Beverages	—	39,184,146	—	39,184,146
Biotechnology	—	5,051,554	—	5,051,554
Building Products	—	7,815,883	—	7,815,883
Capital Markets	—	25,261,601	—	25,261,601
Chemicals	—	55,459,647	—	55,459,647
Commercial Banks	—	183,138,096	—	183,138,096
Commercial Services & Supplies	—	9,632,301	—	9,632,301
Communications Equipment	—	5,775,253	—	5,775,253
Computers & Peripherals	—	4,601,332	—	4,601,332
Construction & Engineering	—	9,962,409	—	9,962,409
Construction Materials	—	8,919,491	—	8,919,491
Consumer Finance	—	751,351	—	751,351
Containers & Packaging	—	2,520,749	—	2,520,749
Distributors	—	1,867,879	—	1,867,879
Diversified Consumer Services	—	464,538	—	464,538
Diversified Financial Services	—	16,881,231	—	16,881,231
Diversified Telecommunication Services	—	47,321,507	—	47,321,507
Electric Utilities	—	23,149,549	—	23,149,549
Electrical Equipment	—	18,601,476	—	18,601,476
Electronic Equipment, Instruments & Components	—	16,108,057	—	16,108,057
Energy Equipment & Services	—	15,020,645	—	15,020,645
Food & Staples Retailing	—	33,019,185	—	33,019,185
Food Products	—	62,460,905	—	62,460,905
Gas Utilities	—	8,275,892	—	8,275,892
Health Care Equipment & Supplies	—	10,400,690	—	10,400,690
Health Care Providers & Services	—	7,135,629	—	7,135,629
Hotels, Restaurants & Leisure	—	16,582,368	—	16,582,368

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Household Durables	$—	$7,267,638	$—	$7,267,638
Household Products	—	9,195,397	—	9,195,397
Independent Power Producers & Energy Traders	—	847,548	—	847,548
Industrial Conglomerates	—	24,513,525	—	24,513,525
Information Technology Services	—	4,271,620	—	4,271,620
Insurance	—	69,837,362	—	69,837,362
Internet & Catalog Retail	—	1,064,595	—	1,064,595
Internet Software & Services	—	1,848,104	—	1,848,104
Leisure Equipment & Products	—	3,678,820	—	3,678,820
Life Sciences Tools & Services	—	1,059,512	—	1,059,512
Machinery	—	40,418,294	—	40,418,294
Marine	—	4,002,606	—	4,002,606
Media	—	19,264,442	—	19,264,442
Metals & Mining	—	74,386,045	—	74,386,045
Multiline Retail	—	6,098,177	—	6,098,177
Multi-Utilities	—	25,492,130	—	25,492,130
Office Electronics	—	6,888,292	—	6,888,292
Oil, Gas & Consumable Fuels	—	109,005,285	—	109,005,285
Paper & Forest Products	—	2,126,222	—	2,126,222
Personal Products	—	8,359,256	—	8,359,256
Pharmaceuticals	—	129,186,143	—	129,186,143
Professional Services	—	9,116,056	—	9,116,056
Real Estate Investment Trusts (REITs)	—	23,751,376	—	23,751,376
Real Estate Management & Development	—	30,486,195	—	30,486,195
Road & Rail	—	15,944,246	—	15,944,246
Semiconductors & Semiconductor Equipment	—	9,458,695	—	9,458,695
Software	—	15,038,274	—	15,038,274
Specialty Retail	—	14,162,186	—	14,162,186
Textiles, Apparel & Luxury Goods	—	18,499,021	—	18,499,021
Tobacco	—	25,105,500	—	25,105,500
Trading Companies & Distributors	—	18,635,893	—	18,635,893
Transportation Infrastructure	—	6,217,045	—	6,217,045
Water Utilities	—	2,065,864	—	2,065,864
Wireless Telecommunication Services	—	33,431,330	—	33,431,330

Total Common Stocks	$109,650	$1,481,153,086	$—	$1,481,262,736

Futures Contracts	19,969	—	—	19,969
Preferred Stocks*	—	8,203,088	—	8,203,088
Repurchase Agreements	—	162,189,237	—	162,189,237
Right*	—	33,083	—	33,083

Total Assets	$129,619	$1,651,578,494	$—	$1,651,708,113

Liabilities:
Futures Contracts	(186,968)	—	—	(186,968)

Total Liabilities	$(186,968)	$—	$—	$(186,968)

Total	$(57,349)	$1,651,578,494	$—	$1,651,521,145

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period from January 1, 2012 through September 30, 2012, the Fund held two common stock investments that were categorized as Level 3 investments which were valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT International Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2012:

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$19,969

Total		$19,969

Liabilities:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(186,968)

Total		$(186,968)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 1.3%
Precision Castparts Corp.	109,180	$17,833,461

Air Freight & Logistics 1.2%
FedEx Corp.	189,400	16,027,028

Auto Components 1.4%
Delphi Automotive PLC*	380,820	11,805,420
Johnson Controls, Inc.	289,480	7,931,752

		19,737,172

Beverages 4.0%
Coca-Cola Enterprises, Inc.	562,200	17,579,994
PepsiCo, Inc.	530,010	37,508,808

		55,088,802

Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	92,930	10,631,192
Biogen Idec, Inc.*	102,570	15,306,521
Gilead Sciences, Inc.*	332,080	22,026,866
Vertex Pharmaceuticals, Inc.*	182,100	10,188,495

		58,153,074

Capital Markets 0.7%
T. Rowe Price Group, Inc.	157,820	9,990,006

Chemicals 4.5%
Eastman Chemical Co.	332,350	18,947,273
Monsanto Co.	272,340	24,788,387
PPG Industries, Inc.	159,630	18,331,909

		62,067,569

Communications Equipment 2.9%
QUALCOMM, Inc.	643,060	40,184,819

Computers & Peripherals 10.4%
Apple, Inc.	184,750	123,276,285
EMC Corp.*	697,710	19,026,552

		142,302,837

Construction & Engineering 1.4%
Fluor Corp.	335,360	18,874,061

Consumer Finance 1.2%
Discover Financial Services	400,990	15,931,333

Diversified Financial Services 1.3%
IntercontinentalExchange, Inc.*	48,970	6,533,088
Moody’s Corp.	244,050	10,779,688

		17,312,776

Energy Equipment & Services 2.7%
National Oilwell Varco, Inc.	147,540	11,819,429
Schlumberger Ltd.	351,220	25,403,743

		37,223,172

Food & Staples Retailing 3.6%
Wal-Mart Stores, Inc.	386,370	28,514,106
Whole Foods Market, Inc.	215,630	21,002,362

		49,516,468

Food Products 1.2%
Kraft Foods, Inc., Class A	383,730	15,867,235

Health Care Equipment & Supplies 0.8%
St. Jude Medical, Inc.	253,890	10,696,386

Health Care Providers & Services 2.0%
McKesson Corp.	202,290	17,403,009
WellCare Health Plans, Inc.*	165,630	9,366,376

		26,769,385

Health Care Technology 0.8%
Cerner Corp.*	135,240	10,468,928

Hotels, Restaurants & Leisure 2.7%
Las Vegas Sands Corp.	239,930	11,125,554
Royal Caribbean Cruises Ltd.	333,130	10,063,857
Starbucks Corp.	314,600	15,965,950

		37,155,361

Industrial Conglomerates 1.6%
Danaher Corp.	386,260	21,302,239

Information Technology Services 3.1%
MasterCard, Inc., Class A	44,560	20,117,949
Paychex, Inc.	356,300	11,861,227
Teradata Corp.*	140,890	10,624,515

		42,603,691

Internet & Catalog Retail 3.2%
Amazon.com, Inc.*	112,180	28,529,618
priceline.com, Inc.*	25,850	15,994,170

		44,523,788

Internet Software & Services 4.4%
Google, Inc., Class A*	63,080	47,593,860
LinkedIn Corp., Class A*	111,860	13,467,944

		61,061,804

Life Sciences Tools & Services 1.3%
Agilent Technologies, Inc.	233,020	8,959,619
Illumina, Inc.*	191,670	9,238,494

		18,198,113

Machinery 3.2%
Caterpillar, Inc.	284,190	24,451,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Eaton Corp.	402,680	$19,030,657

		43,482,364

Media 2.2%
News Corp., Class A	568,060	13,934,512
Viacom, Inc., Class B	313,460	16,798,321

		30,732,833

Multiline Retail 2.3%
Dollar General Corp.*	194,110	10,004,429
Macy’s, Inc.	301,270	11,333,777
Nordstrom, Inc.	175,330	9,674,710

		31,012,916

Oil, Gas & Consumable Fuels 1.7%
EOG Resources, Inc.	210,360	23,570,838

Pharmaceuticals 3.9%
Allergan, Inc.	145,520	13,326,722
Bristol-Myers Squibb Co.	459,100	15,494,625
Merck & Co., Inc.	224,590	10,129,009
Watson Pharmaceuticals, Inc.*	178,700	15,218,092

		54,168,448

Road & Rail 1.9%
Union Pacific Corp.	220,890	26,219,643

Semiconductors & Semiconductor Equipment 5.2%
Analog Devices, Inc.	444,630	17,425,050
Broadcom Corp., Class A*	472,970	16,355,303
Skyworks Solutions, Inc.*	281,190	6,626,242
Texas Instruments, Inc.	771,260	21,248,213
Xilinx, Inc.	285,790	9,548,244

		71,203,052

Software 7.9%
Citrix Systems, Inc.*	169,040	12,943,393
Intuit, Inc.	262,170	15,436,570
Oracle Corp.	1,321,220	41,605,218
Red Hat, Inc.*	275,130	15,665,902
Salesforce.com, Inc.*	93,270	14,241,396
VMware, Inc., Class A*	84,120	8,137,769

		108,030,248

Specialty Retail 4.0%
Dick’s Sporting Goods, Inc.	175,590	9,104,342
Home Depot, Inc. (The)	419,100	25,301,067
Limited Brands, Inc.	191,470	9,431,812
Ross Stores, Inc.	165,730	10,706,158

		54,543,379

Textiles, Apparel & Luxury Goods 1.9%
PVH Corp.	137,910	12,924,925
Under Armour, Inc., Class A*	244,890	13,672,209

		26,597,134

Tobacco 3.0%
Philip Morris International, Inc.	457,470	41,144,852

Total Common Stocks (cost $1,130,897,699)		1,359,595,215

Mutual Fund 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (a)	1,774,896	$1,774,896

Total Mutual Fund (cost $1,774,896)		1,774,896

Total Investments (cost $1,132,672,595) (b) — 99.2%		1,361,370,111
Other assets in excess of liabilities — 0.8%		11,201,167

NET ASSETS — 100.0%		$1,372,571,278

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2012.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,139,689,124, tax unrealized appreciation and depreciation were $232,047,497 and $(10,366,510), respectively.

Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,359,595,215	$—	$—	$1,359,595,215
Mutual Fund	1,774,896	—	—	1,774,896

Total	$1,361,370,111	$—	$—	$1,361,370,111

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 98.6%

	Shares	Market Value
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.	31,258	$1,566,338
B/E Aerospace, Inc.*	98,869	4,162,385
Esterline Technologies Corp.*	29,357	1,648,102
Exelis, Inc.	177,717	1,837,594
Huntington Ingalls Industries, Inc.*	47,099	1,980,513
Triumph Group, Inc.	47,484	2,969,175

		14,164,107

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	98,719	1,329,745

Airlines 0.3%
Alaska Air Group, Inc.*	67,071	2,351,509
JetBlue Airways Corp.*	215,406	1,031,795

		3,383,304

Auto Components 0.2%
Gentex Corp.(a)	137,501	2,338,892

Automobiles 0.1%
Thor Industries, Inc.	41,775	1,517,268

Biotechnology 2.2%
Regeneron Pharmaceuticals, Inc.*	71,218	10,872,140
United Therapeutics Corp.*	45,725	2,555,113
Vertex Pharmaceuticals, Inc.*	205,178	11,479,709

		24,906,962

Building Products 0.6%
Fortune Brands Home & Security, Inc.*	152,815	4,127,533
Lennox International, Inc.	44,137	2,134,465

		6,261,998

Capital Markets 2.2%
Affiliated Managers Group, Inc.*	48,824	6,005,352
Apollo Investment Corp.	193,036	1,519,194
Eaton Vance Corp.	109,549	3,172,539
Greenhill & Co., Inc.(a)	25,436	1,316,313
Janus Capital Group, Inc.	177,836	1,678,772
Jefferies Group, Inc.	121,780	1,667,168
Raymond James Financial, Inc.	106,311	3,896,298
SEI Investments Co.	128,693	2,760,465
Waddell & Reed Financial, Inc., Class A	81,747	2,678,849

		24,694,950

Chemicals 2.9%
Albemarle Corp.	85,104	4,483,279
Ashland, Inc.	69,439	4,971,832
Cabot Corp.	56,561	2,068,436
Cytec Industries, Inc.	43,805	2,870,103
Intrepid Potash, Inc.*	50,831	1,091,850
Minerals Technologies, Inc.	16,746	1,187,794
NewMarket Corp.	10,200	2,514,096
Olin Corp.	76,116	1,654,001
RPM International, Inc.	125,432	3,579,829
Scotts Miracle-Gro Co. (The), Class A(a)	36,627	1,592,176
Sensient Technologies Corp.	47,481	1,745,401
Valspar Corp.	80,259	4,502,530

		32,261,327

Commercial Banks 4.0%
Associated Banc-Corp.	163,170	2,148,949
BancorpSouth, Inc.	79,086	1,165,728
Bank of Hawaii Corp.	42,947	1,959,242
Cathay General Bancorp	69,602	1,201,331
City National Corp.	44,839	2,309,657
Commerce Bancshares, Inc.	70,809	2,855,727
Cullen/Frost Bankers, Inc.	58,396	3,353,682
East West Bancorp, Inc.	134,933	2,849,785
First Niagara Financial Group, Inc.	335,392	2,713,321
FirstMerit Corp.	104,315	1,536,560
Fulton Financial Corp.	190,625	1,879,563
Hancock Holding Co.	80,635	2,495,653
International Bancshares Corp.	51,832	987,400
Prosperity Bancshares, Inc.	41,591	1,772,608
Signature Bank*	44,569	2,989,689
SVB Financial Group*	42,239	2,553,770
Synovus Financial Corp.(a)	723,184	1,713,946
TCF Financial Corp.	155,003	1,850,736
Trustmark Corp.	61,633	1,500,147
Valley National Bancorp(a)	187,820	1,881,956
Webster Financial Corp.	68,509	1,623,663
Westamerica Bancorporation(a)	26,290	1,236,944

		44,580,057

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	45,434	1,167,199
Clean Harbors, Inc.*	45,168	2,206,457
Copart, Inc.*	102,804	2,850,755
Corrections Corp. of America	95,146	3,182,634
Deluxe Corp.	48,108	1,470,180
Herman Miller, Inc.	55,528	1,079,464
HNI Corp.	42,960	1,095,910
Mine Safety Appliances Co.	29,554	1,101,478
Rollins, Inc.	62,542	1,462,857
Waste Connections, Inc.	117,164	3,544,211

		19,161,145

Communications Equipment 1.0%
ADTRAN, Inc.(a)	60,114	1,038,770
Ciena Corp.*(a)	95,346	1,296,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
InterDigital, Inc.	40,426	$1,507,081
Plantronics, Inc.	40,106	1,416,945
Polycom, Inc.*	168,201	1,660,144
Riverbed Technology, Inc.*	146,658	3,412,732
Tellabs, Inc.	328,276	1,162,097

		11,494,474

Computers & Peripherals 0.7%
Diebold, Inc.	60,130	2,026,982
Lexmark International, Inc., Class A	66,681	1,483,652
NCR Corp.*	151,300	3,526,803
QLogic Corp.*	89,615	1,023,404

		8,060,841

Construction & Engineering 1.1%
AECOM Technology Corp.*	107,556	2,275,885
Granite Construction, Inc.	33,898	973,551
KBR, Inc.	139,993	4,174,591
Shaw Group, Inc. (The)*	62,770	2,738,027
URS Corp.	73,099	2,581,126

		12,743,180

Construction Materials 0.3%
Martin Marietta Materials, Inc.(a)	43,597	3,612,883

Containers & Packaging 1.6%
AptarGroup, Inc.	63,332	3,274,898
Greif, Inc., Class A	28,973	1,280,027
Packaging Corp. of America	93,341	3,388,278
Rock-Tenn Co., Class A	67,296	4,857,425
Silgan Holdings, Inc.	46,930	2,041,925
Sonoco Products Co.	95,718	2,966,301

		17,808,854

Distributors 0.5%
LKQ Corp.*	281,727	5,211,949

Diversified Consumer Services 0.8%
DeVry, Inc.	54,722	1,245,473
ITT Educational Services, Inc.*	14,853	478,712
Matthews International Corp., Class A	26,608	793,450
Regis Corp.	54,839	1,007,941
Service Corp. International	204,798	2,756,581
Sotheby’s(a)	64,460	2,030,490
Strayer Education, Inc.(a)	11,337	729,536

		9,042,183

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	83,008	2,442,095
MSCI, Inc., Class A*	115,820	4,145,198

		6,587,293

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	143,641	3,744,721

Electric Utilities 2.2%
Cleco Corp.	57,750	2,424,345
Great Plains Energy, Inc.	145,623	3,241,568
Hawaiian Electric Industries, Inc.	92,339	2,429,439
IDACORP, Inc.	47,710	2,064,412
NV Energy, Inc.	224,424	4,041,876
OGE Energy Corp.	93,811	5,202,758
PNM Resources, Inc.	75,786	1,593,780
Westar Energy, Inc.	120,125	3,562,907

		24,561,085

Electrical Equipment 1.7%
Acuity Brands, Inc.	40,280	2,549,321
AMETEK, Inc.	230,602	8,174,841
General Cable Corp.*	47,356	1,391,319
Hubbell, Inc., Class B	50,779	4,099,897
Regal-Beloit Corp.	39,636	2,793,545

		19,008,923

Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	103,432	3,486,693
Avnet, Inc.*	134,364	3,908,649
Ingram Micro, Inc., Class A*	142,676	2,172,955
Itron, Inc.*	37,698	1,626,669
National Instruments Corp.	89,490	2,252,463
Tech Data Corp.*	35,892	1,625,907
Trimble Navigation Ltd.*	119,515	5,696,085
Vishay Intertechnology, Inc.*	125,306	1,231,758

		22,001,179

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc.*	54,087	2,458,254
CARBO Ceramics, Inc.(a)	18,731	1,178,555
Dresser-Rand Group, Inc.*	71,955	3,965,440
Dril-Quip, Inc.*	34,602	2,487,192
Helix Energy Solutions Group, Inc.*	93,036	1,699,768
Oceaneering International, Inc.	102,602	5,668,761
Oil States International, Inc.*	52,055	4,136,290
Patterson-UTI Energy, Inc.(a)	144,273	2,285,284
Superior Energy Services, Inc.*	149,443	3,066,570
Tidewater, Inc.	47,367	2,298,721
Unit Corp.*	41,139	1,707,268

		30,952,103

Food & Staples Retailing 0.2%
Harris Teeter Supermarkets, Inc.	46,896	1,821,441
SUPERVALU, Inc.(a)	204,478	492,792

		2,314,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Food Products 1.9%
Flowers Foods, Inc.	109,498	$2,209,670
Green Mountain Coffee Roasters, Inc.*(a)	122,716	2,914,505
Hillshire Brands Co.	112,978	3,025,551
Ingredion, Inc.	72,449	3,996,287
Lancaster Colony Corp.(a)	18,418	1,349,118
Post Holdings, Inc.*	30,912	929,215
Ralcorp Holdings, Inc.*	52,335	3,820,455
Smithfield Foods, Inc.*	127,891	2,513,058
Tootsie Roll Industries, Inc.(a)	19,578	528,214

		21,286,073

Gas Utilities 1.4%
Atmos Energy Corp.	85,759	3,069,315
National Fuel Gas Co.	79,220	4,281,049
Questar Corp.	167,027	3,395,659
UGI Corp.	106,959	3,395,948
WGL Holdings, Inc.	49,061	1,974,705

		16,116,676

Health Care Equipment & Supplies 2.6%
Cooper Cos., Inc. (The)	45,543	4,301,992
Hill-Rom Holdings, Inc.	59,150	1,718,899
Hologic, Inc.*	251,693	5,094,266
IDEXX Laboratories, Inc.*	52,334	5,199,383
Masimo Corp.*	49,449	1,195,677
ResMed, Inc.(a)	135,058	5,465,797
STERIS Corp.	55,261	1,960,108
Teleflex, Inc.	38,868	2,675,673
Thoratec Corp.*	55,957	1,936,112

		29,547,907

Health Care Providers & Services 3.5%
AMERIGROUP Corp.*	46,392	4,241,621
Community Health Systems, Inc.*	86,518	2,521,134
Health Management Associates, Inc., Class A*	243,852	2,045,918
Health Net, Inc.*	77,464	1,743,715
Henry Schein, Inc.*	84,160	6,671,363
HMS Holdings Corp.*	82,116	2,745,138
LifePoint Hospitals, Inc.*	46,501	1,989,313
MEDNAX, Inc.*	47,282	3,520,145
Omnicare, Inc.	106,043	3,602,281
Owens & Minor, Inc.	60,413	1,805,140
Universal Health Services, Inc., Class B	83,825	3,833,317
VCA Antech, Inc.*	83,492	1,647,297
WellCare Health Plans, Inc.*	40,991	2,318,041

		38,684,423

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	162,954	2,025,518

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	39,393	1,945,620
Bob Evans Farms, Inc.	26,692	1,044,458
Brinker International, Inc.	70,276	2,480,743
Cheesecake Factory, Inc. (The)	47,465	1,696,874
International Speedway Corp., Class A	24,269	688,512
Life Time Fitness, Inc.*	38,047	1,740,270
Panera Bread Co., Class A*	26,770	4,574,725
Scientific Games Corp., Class A*	54,805	453,237
Wendy’s Co. (The)	267,445	1,216,875
WMS Industries, Inc.*	51,975	851,350

		16,692,664

Household Durables 2.1%
Jarden Corp.	71,363	3,770,821
KB Home(a)	72,847	1,045,355
M.D.C. Holdings, Inc.	36,534	1,406,924
Mohawk Industries, Inc.*	55,113	4,410,142
NVR, Inc.*	4,599	3,883,856
Tempur-Pedic International, Inc.*	56,647	1,693,179
Toll Brothers, Inc.*	142,348	4,730,224
Tupperware Brands Corp.	52,987	2,839,573

		23,780,074

Household Products 1.1%
Church & Dwight Co., Inc.	132,373	7,146,818
Energizer Holdings, Inc.	61,231	4,568,445

		11,715,263

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	59,525	3,090,538

Information Technology Services 3.4%
Acxiom Corp.*	71,326	1,303,126
Alliance Data Systems Corp.*(a)	47,499	6,742,483
Broadridge Financial Solutions, Inc.	118,793	2,771,441
Convergys Corp.	106,888	1,674,935
CoreLogic, Inc.*	100,139	2,656,688
DST Systems, Inc.	29,151	1,648,781
Gartner, Inc.*	88,839	4,094,589
Global Payments, Inc.	75,036	3,138,756
Jack Henry & Associates, Inc.	81,899	3,103,972
Lender Processing Services, Inc.	80,560	2,246,818
ManTech International Corp., Class A(a)	22,525	540,600
NeuStar, Inc., Class A*	63,104	2,526,053
VeriFone Systems, Inc.*	102,530	2,855,460
Wright Express Corp.*	36,804	2,565,975

		37,869,677

Insurance 4.5%
Alleghany Corp.*	16,099	5,553,189
American Financial Group, Inc.	74,991	2,842,159
Arthur J. Gallagher & Co.	115,041	4,120,769
Aspen Insurance Holdings Ltd.	67,878	2,069,600
Brown & Brown, Inc.	111,740	2,913,062
Everest Re Group Ltd.	49,264	5,269,277
Fidelity National Financial, Inc., Class A	200,381	4,286,150
First American Financial Corp.	101,171	2,192,376
Hanover Insurance Group, Inc. (The)	42,755	1,593,051
HCC Insurance Holdings, Inc.	95,768	3,245,577
Kemper Corp.	51,907	1,594,064
Mercury General Corp.	33,067	1,278,040
Old Republic International Corp.	229,372	2,133,160
Protective Life Corp.	76,419	2,002,942
Reinsurance Group of America, Inc.	70,097	4,056,513
StanCorp Financial Group, Inc.	41,868	1,307,956
W.R. Berkley Corp.	105,692	3,962,393

		50,420,278

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail 0.2%
HSN, Inc.	35,448	$1,738,724

Internet Software & Services 1.9%
AOL, Inc.*	85,255	3,003,534
Equinix, Inc.*	45,814	9,439,975
Monster Worldwide, Inc.*(a)	112,437	824,163
Rackspace Hosting, Inc.*	103,144	6,816,787
ValueClick, Inc.*	67,102	1,153,483

		21,237,942

Leisure Equipment & Products 0.4%
Polaris Industries, Inc.	60,552	4,896,840

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	19,113	2,039,740
Charles River Laboratories International, Inc.*	46,485	1,840,806
Covance, Inc.*	52,313	2,442,494
Mettler-Toledo International, Inc.*	29,495	5,035,976
Techne Corp.	32,911	2,367,617

		13,726,633

Machinery 5.0%
AGCO Corp.*	92,451	4,389,573
CLARCOR, Inc.	47,675	2,127,735
Crane Co.	45,799	1,828,754
Donaldson Co., Inc.	130,243	4,520,735
Gardner Denver, Inc.	46,556	2,812,448
Graco, Inc.	57,555	2,893,865
Harsco Corp.	76,667	1,573,974
IDEX Corp.	79,256	3,310,523
ITT Corp.	87,901	1,771,205
Kennametal, Inc.	76,187	2,825,014
Lincoln Electric Holdings, Inc.	79,437	3,102,015
Nordson Corp.	53,648	3,144,846
Oshkosh Corp.*	87,171	2,391,101
SPX Corp.	48,246	3,155,771
Terex Corp.*(b)	105,100	2,373,158
Timken Co.	76,797	2,853,777
Trinity Industries, Inc.	75,103	2,250,837
Valmont Industries, Inc.	22,262	2,927,453
Wabtec Corp.	45,563	3,658,253
Woodward, Inc.	57,531	1,954,903

		55,865,940

Marine 0.3%
Kirby Corp.*	53,132	2,937,137
Matson, Inc.	40,370	844,137

		3,781,274

Media 1.2%
AMC Networks, Inc., Class A*	54,560	2,374,451
Cinemark Holdings, Inc.	97,247	2,181,250
DreamWorks Animation SKG, Inc., Class A*(a)	68,200	1,311,486
John Wiley & Sons, Inc., Class A	44,556	2,047,348
Lamar Advertising Co., Class A*	52,363	1,940,573
Meredith Corp.(a)	34,256	1,198,960
New York Times Co. (The), Class A*(a)	115,719	1,129,417
Scholastic Corp.(a)	24,927	792,180
Valassis Communications, Inc.*(a)	37,811	933,554

		13,909,219

Metals & Mining 1.7%
Carpenter Technology Corp.	42,021	2,198,539
Commercial Metals Co.	110,572	1,459,550
Compass Minerals International, Inc.	31,493	2,349,063
Reliance Steel & Aluminum Co.	71,592	3,747,841
Royal Gold, Inc.	55,979	5,590,063
Steel Dynamics, Inc.	208,456	2,340,961
Worthington Industries, Inc.	49,457	1,071,239

		18,757,256

Multiline Retail 0.1%
Saks, Inc.*(a)	97,263	1,002,782

Multi-Utilities 1.1%
Alliant Energy Corp.	105,528	4,578,860
Black Hills Corp.	42,044	1,495,505
MDU Resources Group, Inc.	179,569	3,957,701
Vectren Corp.	78,056	2,232,401

		12,264,467

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	49,184	1,846,367

Oil, Gas & Consumable Fuels 3.0%
Arch Coal, Inc.	201,964	1,278,432
Bill Barrett Corp.*	45,853	1,135,779
Cimarex Energy Co.	81,765	4,787,341
Energen Corp.	68,592	3,594,907
Forest Oil Corp.*	112,536	950,929
HollyFrontier Corp.	193,507	7,986,034
Northern Oil and Gas, Inc.*(a)	56,245	955,602
Plains Exploration & Production Co.*	122,667	4,596,332
Quicksilver Resources, Inc.*(a)	114,360	467,732
Rosetta Resources, Inc.*	50,302	2,409,466
SM Energy Co.	61,960	3,352,656
World Fuel Services Corp.	68,541	2,440,745

		33,955,955

Paper & Forest Products 0.4%
Domtar Corp.	34,092	2,669,063
Louisiana-Pacific Corp.*	130,985	1,637,312

		4,306,375

Pharmaceuticals 0.5%
Endo Health Solutions, Inc.*	111,161	3,526,027
Medicis Pharmaceutical Corp., Class A	56,837	2,459,337

		5,985,364

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services 0.8%
Corporate Executive Board Co. (The)	31,904	$1,711,012
FTI Consulting, Inc.*	40,020	1,067,734
Korn/Ferry International*	45,762	701,531
Manpower, Inc.	75,647	2,783,810
Towers Watson & Co., Class A	54,410	2,886,450

		9,150,537

Real Estate Investment Trusts (REITs) 9.4%
Alexandria Real Estate Equities, Inc.	59,694	4,388,703
American Campus Communities, Inc.	87,471	3,838,228
BioMed Realty Trust, Inc.	146,642	2,745,138
BRE Properties, Inc.	73,036	3,424,658
Camden Property Trust	79,480	5,125,665
Corporate Office Properties Trust	68,290	1,636,911
Duke Realty Corp.	256,467	3,770,065
Equity One, Inc.	58,572	1,233,526
Essex Property Trust, Inc.	34,626	5,132,958
Federal Realty Investment Trust	60,960	6,419,088
Highwoods Properties, Inc.	68,636	2,238,906
Home Properties, Inc.	47,454	2,907,507
Hospitality Properties Trust	117,517	2,794,554
Liberty Property Trust	111,777	4,050,799
Macerich Co. (The)	126,573	7,243,773
Mack-Cali Realty Corp.	79,312	2,109,699
National Retail Properties, Inc.	102,892	3,138,206
Omega Healthcare Investors, Inc.	103,365	2,349,487
Potlatch Corp.	38,382	1,434,335
Rayonier, Inc.	116,733	5,721,084
Realty Income Corp.	126,889	5,188,491
Regency Centers Corp.	85,527	4,167,731
Senior Housing Properties Trust	167,823	3,655,185
SL Green Realty Corp.	85,703	6,862,239
Taubman Centers, Inc.	55,438	4,253,758
UDR, Inc.	237,906	5,904,827
Weingarten Realty Investors	106,052	2,981,122

		104,716,643

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	40,355	1,191,683
Jones Lang LaSalle, Inc.	41,884	3,197,844

		4,389,527

Road & Rail 1.5%
Con-way, Inc.	53,222	1,456,686
J.B. Hunt Transport Services, Inc.	86,071	4,479,135
Kansas City Southern	104,598	7,926,437
Landstar System, Inc.	44,292	2,094,126
Werner Enterprises, Inc.	42,393	905,938

		16,862,322

Semiconductors & Semiconductor Equipment 1.8%
Atmel Corp.*	418,637	2,202,031
Cree, Inc.*(a)	110,275	2,815,321
Cypress Semiconductor Corp.*	129,927	1,392,817
Fairchild Semiconductor International, Inc.*	120,774	1,584,555
Integrated Device Technology, Inc.*	136,579	803,085
International Rectifier Corp.*	65,974	1,101,106
Intersil Corp., Class A	121,427	1,062,486
MEMC Electronic Materials, Inc.*	220,898	607,469
RF Micro Devices, Inc.*	262,440	1,036,638
Semtech Corp.*	62,732	1,577,710
Silicon Laboratories, Inc.*	36,530	1,342,843
Skyworks Solutions, Inc.*	181,466	4,276,246

		19,802,307

Software 4.7%
ACI Worldwide, Inc.*	37,507	1,585,046
Advent Software, Inc.*	30,521	749,901
ANSYS, Inc.*	87,864	6,449,218
Cadence Design Systems, Inc.*	261,422	3,363,194
Compuware Corp.*	205,473	2,036,237
Concur Technologies, Inc.*(a)	42,862	3,160,215
FactSet Research Systems, Inc.(a)	38,895	3,750,256
Fair Isaac Corp.	32,345	1,431,590
Informatica Corp.*	103,208	3,592,671
Mentor Graphics Corp.*	88,929	1,376,621
MICROS Systems, Inc.*	76,278	3,746,775
Parametric Technology Corp.*	113,063	2,464,773
Quest Software, Inc.*(c)	53,525	1,498,700
Rovi Corp.*	103,703	1,504,731
SolarWinds, Inc.*	57,865	3,225,395
Solera Holdings, Inc.	66,513	2,917,925
Synopsys, Inc.*	141,804	4,682,368
TIBCO Software, Inc.*	146,382	4,425,128

		51,960,744

Specialty Retail 4.9%
Aaron’s, Inc.	67,017	1,863,743
Advance Auto Parts, Inc.	69,728	4,772,184
Aeropostale, Inc.*	77,385	1,047,019
American Eagle Outfitters, Inc.	170,073	3,585,139
Ann, Inc.*	44,988	1,697,397
Ascena Retail Group, Inc.*	117,094	2,511,666
Barnes & Noble, Inc.*(a)	35,908	458,904
Chico’s FAS, Inc.	158,185	2,864,730
Collective Brands, Inc.*	58,481	1,269,623
Dick’s Sporting Goods, Inc.	92,359	4,788,814
Foot Locker, Inc.	143,601	5,097,835
Guess?, Inc.	58,283	1,481,554
Office Depot, Inc.*	271,580	695,245
PetSmart, Inc.	102,866	7,095,697
Rent-A-Center, Inc.	56,049	1,966,199
Signet Jewelers Ltd.	76,901	3,749,693
Tractor Supply Co.	67,391	6,664,296
Williams-Sonoma, Inc.	82,340	3,620,490

		55,230,228

Textiles, Apparel & Luxury Goods 1.7%
Carter’s, Inc.*	48,372	2,604,349
Deckers Outdoor Corp.*(a)	35,222	1,290,534
Hanesbrands, Inc.*	92,825	2,959,261
PVH Corp.	67,080	6,286,738
Under Armour, Inc., Class A*(a)	73,510	4,104,063
Warnaco Group, Inc. (The)*	38,909	2,019,377

		19,264,322

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance 0.8%
Astoria Financial Corp.(a)	77,655	$767,231
New York Community Bancorp, Inc.(a)	417,538	5,912,338
Washington Federal, Inc.	101,430	1,691,853

		8,371,422

Tobacco 0.1%
Universal Corp.	22,241	1,132,512

Trading Companies & Distributors 0.9%
GATX Corp.	44,615	1,893,461
MSC Industrial Direct Co., Inc., Class A	44,151	2,978,426
United Rentals, Inc.*	88,162	2,883,779
Watsco, Inc.	28,205	2,137,657

		9,893,323

Water Utilities 0.3%
Aqua America, Inc.	132,891	3,290,381

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	96,092	2,460,916

Total Common Stocks (cost $970,185,540)		1,102,773,069

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (d)	14,141,538	$14,141,538

Total Mutual Fund (cost $14,141,538)		14,141,538

Repurchase Agreements 5.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $17,000,283, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63%—1.38%, maturing 12/28/12—07/25/17; total market value $17,340,082. (e)	$17,000,000	$17,000,000
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $38,699,565, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $39,473,052. (e)	38,698,823	38,698,823

Total Repurchase Agreements (cost $55,698,823)		55,698,823

Total Investments (cost $1,040,025,901) (f) — 104.9%		1,172,613,430
Liabilities in excess of other assets — (4.9%)		(54,621,928)

NET ASSETS — 100.0%		$1,117,991,502

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $53,802,096.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Fair Valued Security.
(d)	Represents 7-day effective yield as of September 30, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $55,698,823.

(f)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,063,652,417, tax unrealized appreciation and depreciation were $203,859,477 and $(94,898,464), respectively.

LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust

At September 30, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
178	S&P MID 400 E-Mini	12/21/12	$17,559,700	$(222,246)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$14,164,107	$—	$—	$14,164,107
Air Freight & Logistics	1,329,745	—	—	1,329,745
Airlines	3,383,304	—	—	3,383,304
Auto Components	2,338,892	—	—	2,338,892
Automobiles	1,517,268	—	—	1,517,268
Biotechnology	24,906,962	—	—	24,906,962
Building Products	6,261,998	—	—	6,261,998
Capital Markets	24,694,950	—	—	24,694,950
Chemicals	32,261,327	—	—	32,261,327
Commercial Banks	44,580,057	—	—	44,580,057
Commercial Services & Supplies	19,161,145	—	—	19,161,145
Communications Equipment	11,494,474	—	—	11,494,474
Computers & Peripherals	8,060,841	—	—	8,060,841
Construction & Engineering	12,743,180	—	—	12,743,180
Construction Materials	3,612,883	—	—	3,612,883
Containers & Packaging	17,808,854	—	—	17,808,854
Distributors	5,211,949	—	—	5,211,949
Diversified Consumer Services	9,042,183	—	—	9,042,183
Diversified Financial Services	6,587,293	—	—	6,587,293
Diversified Telecommunication Services	3,744,721	—	—	3,744,721
Electric Utilities	24,561,085	—	—	24,561,085
Electrical Equipment	19,008,923	—	—	19,008,923
Electronic Equipment, Instruments & Components	22,001,179	—	—	22,001,179
Energy Equipment & Services	30,952,103	—	—	30,952,103
Food & Staples Retailing	2,314,233	—	—	2,314,233
Food Products	21,286,073	—	—	21,286,073
Gas Utilities	16,116,676	—	—	16,116,676
Health Care Equipment & Supplies	29,547,907	—	—	29,547,907
Health Care Providers & Services	38,684,423	—	—	38,684,423
Health Care Technology	2,025,518	—	—	2,025,518
Hotels, Restaurants & Leisure	16,692,664	—	—	16,692,664

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

Asset Type (continued)	Level 1(a)	Level 2(a)	Level 3	Total
Common Stocks (continued)
Household Durables	$23,780,074	$—	$—	$23,780,074
Household Products	11,715,263	—	—	11,715,263
Industrial Conglomerates	3,090,538	—	—	3,090,538
Information Technology Services	37,869,677	—	—	37,869,677
Insurance	50,420,278	—	—	50,420,278
Internet & Catalog Retail	1,738,724	—	—	1,738,724
Internet Software & Services	21,237,942	—	—	21,237,942
Leisure Equipment & Products	4,896,840	—	—	4,896,840
Life Sciences Tools & Services	13,726,633	—	—	13,726,633
Machinery	55,865,940	—	—	55,865,940
Marine	3,781,274	—	—	3,781,274
Media	13,909,219	—	—	13,909,219
Metals & Mining	18,757,256	—	—	18,757,256
Multiline Retail	1,002,782	—	—	1,002,782
Multi-Utilities	12,264,467	—	—	12,264,467
Office Electronics	1,846,367	—	—	1,846,367
Oil, Gas & Consumable Fuels	33,955,955	—	—	33,955,955
Paper & Forest Products	4,306,375	—	—	4,306,375
Pharmaceuticals	5,985,364	—	—	5,985,364
Professional Services	9,150,537	—	—	9,150,537
Real Estate Investment Trusts (REITs)	104,716,643	—	—	104,716,643
Real Estate Management & Development	4,389,527	—	—	4,389,527
Road & Rail	16,862,322	—	—	16,862,322
Semiconductors & Semiconductor Equipment	19,802,307	—	—	19,802,307
Software	50,462,044	1,498,700	—	51,960,744
Specialty Retail	55,230,228	—	—	55,230,228
Textiles, Apparel & Luxury Goods	19,264,322	—	—	19,264,322
Thrifts & Mortgage Finance	8,371,422	—	—	8,371,422
Tobacco	1,132,512	—	—	1,132,512
Trading Companies & Distributors	9,893,323	—	—	9,893,323
Water Utilities	3,290,381	—	—	3,290,381
Wireless Telecommunication Services	2,460,916	—	—	2,460,916

Total Common Stocks	$1,101,274,369	$1,498,700	$—	$1,102,773,069

Futures Contracts	(222,246)	—	—	(222,246)
Mutual Fund	14,141,538	—	—	14,141,538
Repurchase Agreements	—	55,698,823	—	55,698,823

Total	$1,115,193,661	$57,197,523	$—	$1,172,391,184

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	For the period ended September 30, 2012, there was one transfer of a common stock investment from Level 1 to Level 2 with a market value of one million twenty seven thousand eight hundred fifty five dollars. As of September 30, 2012, the market value of this common stock investment was one million four hundred ninety eight thousand seven hundred dollars.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Mid Cap Index Fund

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	18,664	18,664
Change in Unrealized Appreciation/(Depreciation)	—	—
Purchases*	—	—
Sales	(18,664)	(18,664)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/12	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The Fund held one investment categorized as a Level 3 investment, which was sold during the period ended September 30, 2012.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2012

Liabilities:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(222,246)

Total		$(222,246)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 91.3%

	Shares	Market Value
AUSTRALIA 4.7%
Beverages 0.1%
Treasury Wine Estates Ltd.	81,184	$422,009

Biotechnology 0.9%
CSL Ltd.	149,307	7,101,603
Mesoblast Ltd.*(a)	115,900	801,063

		7,902,666

Commercial Services & Supplies 1.4%
Brambles Ltd.	1,624,769	11,773,441

Energy Equipment & Services 1.2%
WorleyParsons Ltd.	364,379	10,631,945

Health Care Equipment & Supplies 0.1%
Ansell Ltd.	60,845	1,009,149

Metals & Mining 0.8%
BHP Billiton Ltd.	193,940	6,626,703

Oil, Gas & Consumable Fuels 0.2%
Oil Search Ltd.	194,785	1,492,070

		39,857,983

BELGIUM 2.1%
Beverages 1.9%
Anheuser-Busch InBev NV	185,084	15,833,689

Metals & Mining 0.2%
Umicore SA	40,861	2,139,023

		17,972,712

BERMUDA 0.2%
Oil, Gas & Consumable Fuels 0.2%
Golar LNG Ltd.(a)	37,467	1,445,851

BRAZIL 2.0%
Commercial Banks 1.3%
Banco Bradesco SA - Preference Shares, ADR	709,027	11,394,064

Diversified Consumer Services 0.2%
Anhanguera Educacional Participacoes SA	57,600	958,650
Estacio Participacoes SA	30,600	511,698

		1,470,348

Personal Products 0.2%
Hypermarcas SA*	239,600	1,742,116

Real Estate Management & Development 0.3%
BR Properties SA	190,400	2,474,801

		17,081,329

CANADA 8.1%
Chemicals 1.9%
Agrium, Inc.	67,488	7,002,112
Potash Corp. of Saskatchewan, Inc.	198,898	8,645,012

		15,647,124

Food & Staples Retailing 0.2%
Alimentation Couche-Tard, Inc., Class B	43,139	1,982,525

Information Technology Services 0.8%
CGI Group, Inc., Class A*	254,384	6,831,184

Insurance 0.7%
Fairfax Financial Holdings Ltd.	14,855	5,737,859

Media 0.1%
Imax Corp.*	44,855	893,063

Metals & Mining 0.8%
First Quantum Minerals Ltd.	77,012	1,641,137
Franco-Nevada Corp.	51,085	3,011,266
Inmet Mining Corp.	26,744	1,271,231
New Gold, Inc.*	88,558	1,085,468

		7,009,102

Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd.	169,121	5,217,618
Cenovus Energy, Inc.	163,764	5,715,332
Suncor Energy, Inc.	426,593	14,033,178

		24,966,128

Road & Rail 0.7%
Canadian National Railway Co.	66,085	5,847,558

		68,914,543

CHINA 3.2%
Automobiles 0.1%
Great Wall Motor Co., Ltd., H Shares(a)	378,000	991,723

Commercial Banks 0.8%
Industrial & Commercial Bank of China Ltd., H Shares	11,838,000	6,946,304

Communications Equipment 0.4%
AAC Technologies Holdings, Inc.	913,500	3,284,492

Electrical Equipment 0.1%
Zhuzhou CSR Times Electric Co., Ltd., H Shares	456,000	1,166,410

Internet Software & Services 1.0%
Baidu, Inc., ADR*	71,721	8,378,447

Oil, Gas & Consumable Fuels 0.6%
CNOOC Ltd.	2,610,000	5,299,188

Real Estate Management & Development 0.2%
Longfor Properties Co., Ltd.	950,000	1,461,794

		27,528,358

CYPRUS 0.2%
Road & Rail 0.2%
Globaltrans Investment plc, GDR	75,650	1,572,007

DENMARK 0.9%
Pharmaceuticals 0.8%
Novo Nordisk A/S, Class B	42,353	6,665,259

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	51,659	702,815

		7,368,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
FINLAND 0.0%†
Auto Components 0.0%†
Nokian Renkaat OYJ	9,689	$395,506

FRANCE 4.9%
Aerospace & Defense 0.0%†
Zodiac Aerospace	3,820	372,954

Commercial Services & Supplies 0.1%
Edenred	22,533	632,718

Diversified Telecommunication Services 0.4%
Iliad SA	22,516	3,664,310

Electrical Equipment 0.8%
Schneider Electric SA	115,459	6,826,331

Electronic Equipment, Instruments & Components 0.1%
Ingenico	13,329	685,182

Energy Equipment & Services 0.5%
Technip SA	38,866	4,318,466

Hotels, Restaurants & Leisure 0.1%
Sodexo	5,544	417,421

Information Technology Services 0.7%
Cap Gemini SA	132,458	5,597,533

Media 1.7%
Eutelsat Communications SA	139,767	4,490,653
Publicis Groupe SA	177,135	9,907,675

		14,398,328

Personal Products 0.5%
L’Oreal SA	35,728	4,417,449

		41,330,692

GERMANY 4.3%
Chemicals 0.4%
Lanxess AG	35,277	2,930,314

Health Care Providers & Services 0.9%
Fresenius Medical Care AG & Co. KGaA	102,604	7,526,041

Machinery 0.1%
GEA Group AG	28,255	856,657

Software 1.7%
SAP AG	201,664	14,351,099

Textiles, Apparel & Luxury Goods 1.2%
Adidas AG	128,866	10,574,907

		36,239,018

HONG KONG 3.5%
Automobiles 0.2%
Brilliance China Automotive Holdings Ltd.*	1,784,000	1,954,998

Construction & Engineering 0.1%
China State Construction International Holdings Ltd.	1,054,000	1,231,469

Hotels, Restaurants & Leisure 0.9%
Galaxy Entertainment Group Ltd.*	2,007,000	6,668,040
Melco Crown Entertainment Ltd., ADR*	49,745	670,563

		7,338,603

Household Durables 0.3%
Techtronic Industries Co., Ltd.	1,201,000	2,185,359

Industrial Conglomerates 0.8%
Hutchison Whampoa Ltd.	756,000	7,290,687

Real Estate Investment Trusts (REITs) 0.2%
Link REIT (The)	282,500	1,338,015

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	741,000	8,214,661

		29,553,792

INDIA 0.2%
Information Technology Services 0.2%
HCL Technologies Ltd.	145,918	1,593,141

INDONESIA 0.2%
Construction Materials 0.2%
Semen Gresik Persero Tbk PT	1,210,500	1,822,682

IRELAND 1.9%
Construction Materials 0.2%
James Hardie Industries SE, CDI	198,982	1,787,149

Media 1.1%
UBM PLC	184,856	2,093,895
WPP PLC	560,409	7,633,261

		9,727,156

Pharmaceuticals 0.5%
Shire PLC	130,615	3,852,982

Professional Services 0.1%
Experian PLC	51,885	863,922

		16,231,209

ISRAEL 2.0%
Pharmaceuticals 1.6%
Teva Pharmaceutical Industries Ltd., ADR	328,488	13,602,688

Semiconductors & Semiconductor Equipment 0.4%
Mellanox Technologies Ltd.*	32,071	3,256,169

Software 0.0%†
Allot Communications Ltd.*	18,535	491,548

		17,350,405

ITALY 0.4%
Auto Components 0.2%
Pirelli & C. SpA	188,280	2,031,699

Automobiles 0.1%
Fiat SpA*	130,299	696,935

Electrical Equipment 0.1%
Prysmian SpA	33,165	592,788

		3,321,422

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN 7.6%
Auto Components 0.9%
Aisin Seiki Co., Ltd.	23,300	$663,569
Denso Corp.	216,000	6,786,818

		7,450,387

Automobiles 1.0%
Fuji Heavy Industries Ltd.	103,000	858,144
Toyota Motor Corp.	187,800	7,363,511

		8,221,655

Building Products 0.1%
LIXIL Group Corp.	48,700	1,160,527

Chemicals 0.1%
Kansai Paint Co., Ltd.	71,000	786,893

Commercial Banks 0.2%
Seven Bank Ltd.	441,300	1,346,530

Commercial Services & Supplies 0.2%
Park24 Co., Ltd.	88,100	1,439,553

Construction & Engineering 0.1%
Chiyoda Corp.	47,000	730,188

Consumer Finance 0.1%
Aeon Credit Service Co., Ltd.	61,400	1,320,267

Electrical Equipment 0.6%
Nidec Corp.	70,700	5,164,501

Electronic Equipment, Instruments & Components 1.0%
Keyence Corp.	29,824	7,637,390
Yokogawa Electric Corp.	84,000	969,503

		8,606,893

Food Products 0.0%†
Yakult Honsha Co., Ltd.	3,500	165,959

Health Care Equipment & Supplies 0.1%
Sysmex Corp.	18,000	865,520

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	18,800	535,583

Information Technology Services 0.1%
Otsuka Corp.	7,900	706,484

Internet Software & Services 0.0%†
Internet Initiative Japan, Inc.	5,000	136,285

Leisure Equipment & Products 0.1%
Shimano, Inc.	17,000	1,234,308

Machinery 1.2%
Ebara Corp.	146,000	609,605
FANUC Corp.	36,600	5,891,076
Komatsu Ltd.	149,100	2,922,347
Makita Corp.	28,100	1,087,720

		10,510,748

Office Electronics 0.8%
Canon, Inc.	206,900	6,641,014

Real Estate Management & Development 0.1%
Daito Trust Construction Co., Ltd.	10,500	1,054,034

Specialty Retail 0.8%
Yamada Denki Co., Ltd.	159,290	6,987,596

		65,064,925

MEXICO 3.0%
Beverages 0.7%
Fomento Economico Mexicano SAB de CV, ADR	66,792	6,143,528

Media 1.2%
Grupo Televisa SAB, ADR	442,610	10,405,761

Wireless Telecommunication Services 1.1%
America Movil SAB de CV Series L, ADR	346,035	8,803,131

		25,352,420

NETHERLANDS 2.9%
Computers & Peripherals 0.6%
Gemalto NV	55,015	4,838,515

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	92,882	1,163,307

Food Products 0.9%
Unilever NV, CVA	231,791	8,220,709

Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell PLC, Class B	235,889	8,394,300

Transportation Infrastructure 0.3%
Koninklijke Vopak NV	35,305	2,477,261

		25,094,092

NORWAY 0.7%
Energy Equipment & Services 0.7%
Aker Solutions ASA	208,564	3,973,068

Petroleum Geo-Services ASA	143,623	2,389,131

		6,362,199

RUSSIA 0.4%
Oil, Gas & Consumable Fuels 0.4%
Gazprom OAO, ADR	380,653	3,836,175

SINGAPORE 2.2%
Commercial Banks 0.8%
United Overseas Bank Ltd.	415,362	6,623,779

Industrial Conglomerates 1.2%
Keppel Corp., Ltd.	1,063,598	9,833,804

Real Estate Management & Development 0.2%
Global Logistic Properties Ltd.	925,000	1,885,530

		18,343,113

SOUTH AFRICA 0.3%
Insurance 0.2%
Discovery Holdings Ltd.	185,311	1,238,195

Specialty Retail 0.1%
Mr. Price Group Ltd.	61,634	933,061

		2,171,256

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
SOUTH KOREA 2.9%

Air Freight & Logistics 0.1%
Hyundai Glovis Co., Ltd.	5,343	$1,165,397

Auto Components 1.4%
Hyundai Mobis	36,768	10,221,692
Nexen Tire Corp.	73,000	1,273,839

		11,495,531

Food Products 0.2%
Orion Corp.	1,878	1,639,443

Hotels, Restaurants & Leisure 0.1%
Hotel Shilla Co., Ltd.	24,925	1,238,794

Internet Software & Services 1.1%
NHN Corp.	36,548	9,525,455

		25,064,620

SPAIN 1.1%
Biotechnology 0.2%
Grifols SA*	60,091	1,986,210

Food Products 0.0%†
Viscofan SA	7,175	328,612

Information Technology Services 0.9%
Amadeus IT Holding SA, Class A	321,301	7,490,797

		9,805,619

SWEDEN 4.6%
Commercial Banks 0.8%
Swedbank AB, Class A	361,181	6,793,449

Communications Equipment 0.5%
Telefonaktiebolaget LM Ericsson, Class B	518,642	4,730,578

Diversified Financial Services 1.3%
Investment AB Kinnevik, Class B	180,650	3,755,445
Investor AB, Class B	316,062	6,965,074

		10,720,519

Electronic Equipment, Instruments & Components 0.3%
Hexagon AB, Class B	107,899	2,320,466

Health Care Equipment & Supplies 0.2%
Elekta AB, Class B	105,560	1,393,625

Household Durables 0.2%
Electrolux AB Series B	81,723	2,019,342

Machinery 0.7%
Volvo AB, Class B	428,593	6,021,500

Oil, Gas & Consumable Fuels 0.2%
Lundin Petroleum AB*	87,066	2,126,297

Tobacco 0.4%
Swedish Match AB	75,142	3,041,871

		39,167,647

SWITZERLAND 7.7%
Capital Markets 0.9%
GAM Holding AG*	99,334	1,296,363
Julius Baer Group Ltd.*	181,394	6,327,206

		7,623,569

Chemicals 1.6%
Clariant AG REG*	244,619	2,913,845
Syngenta AG REG	28,197	10,548,002

		13,461,847

Electrical Equipment 0.8%
ABB Ltd. REG*	377,314	7,079,608

Food Products 1.3%
Aryzta AG*	12,336	592,132
Nestle SA REG	161,727	10,204,549

		10,796,681

Media 0.6%
Informa PLC	844,978	5,504,753

Pharmaceuticals 2.0%
Novartis AG REG	119,636	7,322,144
Roche Holding AG	53,332	9,975,574

		17,297,718

Professional Services 0.2%
DKSH Holding AG*	23,289	1,454,789

Trading Companies & Distributors 0.3%
Wolseley PLC	49,845	2,132,168

		65,351,133

TAIWAN 1.2%
Commercial Banks 0.1%
First Financial Holding Co., Ltd.	1,400,000	863,105

Machinery 0.0%†
Hiwin Technologies Corp.	7,150	52,152

Semiconductors & Semiconductor Equipment 1.1%
Radiant Opto-Electronics Corp.	379,300	1,639,378
Taiwan Semiconductor Manufacturing Co., Ltd.	2,330,629	7,169,653
Vanguard International Semiconductor Corp.	228,000	140,601

		8,949,632

		9,864,889

TURKEY 0.7%
Commercial Banks 0.7%
Akbank TAS	1,528,593	6,041,011

UNITED KINGDOM 16.8%
Capital Markets 0.1%
Aberdeen Asset Management PLC	226,577	1,140,026

Chemicals 0.6%
Croda International PLC	84,992	3,336,497
Johnson Matthey PLC	49,828	1,946,274

		5,282,771

Commercial Services & Supplies 0.7%
Aggreko PLC	86,084	3,222,519
Babcock International Group PLC	174,402	2,614,932

		5,837,451

Diversified Telecommunication Services 0.2%
Inmarsat PLC	173,467	1,656,185

Energy Equipment & Services 0.3%
Subsea 7 SA	93,325	2,155,750

Health Care Equipment & Supplies 0.9%
Smith & Nephew PLC	681,704	7,520,123

Hotels, Restaurants & Leisure 2.2%
Compass Group PLC	1,411,814	15,606,543
InterContinental Hotels Group PLC	80,113	2,103,743
Whitbread PLC	24,095	883,746

		18,594,032

Internet & Catalog Retail 0.0%†
ASOS PLC*	12,340	438,165

Internet Software & Services 0.2%
Telecity Group PLC	100,216	1,451,226

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Media 3.3%
British Sky Broadcasting Group PLC	597,103	$7,166,745
Pearson PLC	266,580	5,211,256
Reed Elsevier PLC	1,652,289	15,817,794

		28,195,795

Multiline Retail 1.2%
Next PLC	176,871	9,867,459

Multi-Utilities 0.7%
Centrica PLC	1,175,059	6,217,957

Oil, Gas & Consumable Fuels 1.4%
BG Group PLC	557,387	11,278,573
Ophir Energy PLC*	53,477	525,393

		11,803,966

Pharmaceuticals 0.3%
GlaxoSmithKline PLC	106,888	2,467,256

Professional Services 0.1%
Intertek Group PLC	27,572	1,222,401

Semiconductors & Semiconductor Equipment 0.4%
ARM Holdings PLC	234,438	2,188,164
Imagination Technologies Group PLC*	202,133	1,552,831

		3,740,995

Specialty Retail 0.9%
Kingfisher PLC	1,735,709	7,420,115

Tobacco 2.8%
British American Tobacco PLC	201,809	10,369,637
Imperial Tobacco Group PLC	360,692	13,362,401

		23,732,038

Trading Companies & Distributors 0.5%
Ashtead Group PLC	859,182	4,507,820

		143,251,531

UNITED STATES 0.4%
Health Care Providers & Services 0.4%
Catamaran Corp.*	31,660	$3,102,880

Total Common Stocks (cost $675,276,598)		777,452,234

Preferred Stock 1.2%

	Shares	Market Value

GERMANY 1.2%
Automobiles 1.2%
Volkswagen AG	55,266	$10,105,131

Total Preferred Stock (cost $9,720,473)		10,105,131

Mutual Fund 7.4%

	Shares	Market Value
Money Market Fund 7.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (b)	62,971,882	$62,971,882

Total Mutual Fund (cost $62,971,882)		62,971,882

Repurchase Agreement 0.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $1,780,893, collateralized by U.S. Government Treasury Securities, 2.13%, maturing 08/15/21; total market value $1,816,488.(c)	$1,780,859	$1,780,859

Total Repurchase Agreement (cost $1,780,859)		1,780,859

Total Investments (cost $749,749,812) (d) — 100.1%		852,310,106
Liabilities in excess of other assets — (0.1)%		(643,156)

NET ASSETS — 100.0%		$851,666,950

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $1,684,943.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $1,780,859.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $753,693,772, tax unrealized appreciation and depreciation were $117,979,627 and $(19,363,293), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB	Public Traded Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
TAS	Joint Stock Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$372,954	$—	$372,954
Air Freight & Logistics	—	1,165,397	—	1,165,397
Auto Components	—	21,373,123	—	21,373,123
Automobiles	—	11,865,311	—	11,865,311
Beverages	6,143,528	16,255,698	—	22,399,226
Biotechnology	—	9,888,876	—	9,888,876
Building Products	—	1,160,527	—	1,160,527
Capital Markets	—	8,763,595	—	8,763,595
Chemicals	15,647,124	22,461,825	—	38,108,949
Commercial Banks	11,394,064	28,614,178	—	40,008,242
Commercial Services & Supplies	—	19,683,163	—	19,683,163
Communications Equipment	—	8,015,070	—	8,015,070
Computers & Peripherals	—	4,838,515	—	4,838,515
Construction & Engineering	—	1,961,657	—	1,961,657
Construction Materials	—	3,609,831	—	3,609,831
Consumer Finance	—	1,320,267	—	1,320,267
Diversified Consumer Services	1,470,348	—	—	1,470,348
Diversified Financial Services	—	10,720,519	—	10,720,519
Diversified Telecommunication Services	—	5,320,495	—	5,320,495
Electrical Equipment	—	20,829,638	—	20,829,638
Electronic Equipment, Instruments & Components	—	11,612,541	—	11,612,541
Energy Equipment & Services	—	23,468,360	—	23,468,360
Food & Staples Retailing	1,982,525	1,163,307	—	3,145,832
Food Products	—	21,151,404	—	21,151,404
Health Care Equipment & Supplies	—	10,788,417	—	10,788,417
Health Care Providers & Services	3,102,880	7,526,041	—	10,628,921
Hotels, Restaurants & Leisure	670,563	27,453,870	—	28,124,433
Household Durables	—	4,204,701	—	4,204,701
Industrial Conglomerates	—	17,124,491	—	17,124,491
Information Technology Services	6,831,184	15,387,955	—	22,219,139
Insurance	5,737,859	1,238,195	—	6,976,054
Internet & Catalog Retail	—	438,165	—	438,165

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Growth Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Internet Software & Services	$8,378,447	$11,112,966	$—	$19,491,413
Leisure Equipment & Products	—	1,234,308	—	1,234,308
Machinery	—	17,441,057	—	17,441,057
Media	11,298,824	57,826,032	—	69,124,856
Metals & Mining	7,009,102	8,765,726	—	15,774,828
Multiline Retail	—	9,867,459	—	9,867,459
Multi-Utilities	—	6,217,957	—	6,217,957
Office Electronics	—	6,641,014	—	6,641,014
Oil, Gas & Consumable Fuels	26,411,979	32,951,996	—	59,363,975
Personal Products	1,742,116	4,417,449	—	6,159,565
Pharmaceuticals	13,602,688	30,283,215	—	43,885,903
Professional Services	—	3,541,112	—	3,541,112
Real Estate Investment Trusts (REITs)	—	1,338,015	—	1,338,015
Real Estate Management & Development	2,474,801	4,401,358	—	6,876,159
Road & Rail	5,847,558	1,572,007	—	7,419,565
Semiconductors & Semiconductor Equipment	3,256,169	12,690,627	—	15,946,796
Software	491,548	14,351,099	—	14,842,647
Specialty Retail	—	15,340,772	—	15,340,772
Textiles, Apparel & Luxury Goods	—	11,277,722	—	11,277,722
Tobacco	—	26,773,909	—	26,773,909
Trading Companies & Distributors	—	6,639,988	—	6,639,988
Transportation Infrastructure	—	2,477,261	—	2,477,261
Wireless Telecommunication Services	8,803,131	8,214,661	—	17,017,792

Total Common Stocks	$142,296,438	$635,155,796	$—	$777,452,234

Mutual Fund	62,971,882	—	—	62,971,882
Preferred Stock*	—	10,105,131	—	10,105,131
Repurchase Agreement	—	1,780,859	—	1,780,859

Total	$205,268,320	$647,041,786	$—	$852,310,106

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 97.7%

	Shares	Market Value
AUSTRALIA 3.7%
Air Freight & Logistics 0.1%
Toll Holdings Ltd.	95,467	$434,181

Airlines 0.0%†
Qantas Airways Ltd.*	164,155	206,586

Beverages 0.1%
Treasury Wine Estates Ltd.	90,625	471,085

Capital Markets 0.2%
Macquarie Group Ltd.	51,450	1,508,651

Chemicals 0.1%
Incitec Pivot Ltd.	240,887	739,668

Commercial Banks 1.3%
Australia & New Zealand Banking Group Ltd.	379,264	9,692,319
Bank of Queensland Ltd.(a)	39,050	305,824
Bendigo and Adelaide Bank Ltd.(a)	62,374	495,671

		10,493,814

Construction Materials 0.0%†
Boral Ltd.(a)	107,391	425,529

Food & Staples Retailing 0.7%
Wesfarmers Ltd.	171,221	6,059,901

Food Products 0.0%†
GrainCorp Ltd., Class A	25,385	236,108

Health Care Providers & Services 0.0%†
Primary Health Care Ltd.	2,747	10,264

Hotels, Restaurants & Leisure 0.1%
Echo Entertainment Group Ltd.	115,595	457,156
Tatts Group Ltd.	216,658	606,629

		1,063,785

Insurance 0.2%
Suncorp Group Ltd.	189,904	1,811,389

Media 0.0%†
Fairfax Media Ltd.(a)	312,831	133,907

Metals & Mining 0.3%
Alumina Ltd.	173,639	151,192
Newcrest Mining Ltd.	52,327	1,573,007
OZ Minerals Ltd.	46,597	323,487
Rio Tinto Ltd.	3,844	211,140

		2,258,826

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	74,368	148,809

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	19,926	339,495
New Hope Corp., Ltd.	10,015	46,615
Origin Energy Ltd.	183,209	2,146,669
Santos Ltd.	119,358	1,400,360

		3,933,139

Road & Rail 0.1%
Asciano Ltd.	144,259	650,229

Trading Companies & Distributors 0.0%†
Seven Group Holdings Ltd.	15,028	105,742

		30,691,613

AUSTRIA 0.1%
Commercial Banks 0.1%
Erste Group Bank AG*	28,016	626,152
Raiffeisen Bank International AG(a)	1,456	52,799

		678,951

BELGIUM 1.2%
Chemicals 0.8%
Solvay SA(a)	54,789	6,349,298

Commercial Banks 0.0%†
KBC Groep NV	13,582	326,184

Diversified Telecommunication Services 0.1%
Belgacom SA	15,895	485,011

Food & Staples Retailing 0.1%
Delhaize Group SA	19,494	752,887

Insurance 0.1%
Ageas	20,545	493,578

Pharmaceuticals 0.1%
UCB SA	22,635	1,245,572

		9,652,530

CANADA 6.2%
Auto Components 0.1%
Magna International, Inc.	200	8,652
Magna International, Inc.	20,100	869,139

		877,791

Chemicals 0.0%†
Methanex Corp.	8,496	242,410

Commercial Services & Supplies 0.1%
Progressive Waste Solutions Ltd.(a)	14,100	290,433

Communications Equipment 0.0%†
Research In Motion Ltd.*(a)	29,037	222,112

Energy Equipment & Services 0.1%
Ensign Energy Services, Inc.(a)	17,200	264,185
Precision Drilling Corp.*	30,300	238,245

		502,430

Food & Staples Retailing 0.1%
Empire Co., Ltd., Class A	3,800	228,750
George Weston Ltd.	4,100	263,783
Loblaw Cos., Ltd.(a)	12,846	446,363

		938,896

Food Products 0.0%†
Viterra, Inc.	14,858	243,477

Independent Power Producers & Energy Traders 0.0%†
TransAlta Corp.	16,978	259,911

Insurance 0.6%
Fairfax Financial Holdings Ltd.	213	82,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
CANADA (continued)
Insurance (continued)
Industrial Alliance Insurance & Financial Services, Inc.	6,272	$178,890
Manulife Financial Corp.	242,336	2,921,047
Sun Life Financial, Inc.	77,870	1,807,541

		4,989,751

Media 0.1%
Aimia, Inc.	22,600	338,851
Quebecor, Inc., Class B	5,700	189,768

		528,619

Metals & Mining 2.3%
Agnico-Eagle Mines Ltd.	3,300	171,204
AuRico Gold, Inc.*	16,624	116,035
Barrick Gold Corp.	72,556	3,029,939
Eldorado Gold Corp.	11,015	167,953
First Quantum Minerals Ltd.	146,423	3,120,295
Goldcorp, Inc.	102,182	4,685,045
IAMGOLD Corp.	32,370	513,323
Inmet Mining Corp.	7,400	351,747
Kinross Gold Corp.	177,200	1,813,276
Lundin Mining Corp.*	42,500	217,018
Pan American Silver Corp.	13,200	283,039
Teck Resources Ltd., Class B	93,000	2,744,309
Yamana Gold, Inc.(a)	120,100	2,294,251

		19,507,434

Multiline Retail 0.1%
Canadian Tire Corp., Ltd., Class A	10,900	784,543

Oil, Gas & Consumable Fuels 2.7%
Bonavista Energy Corp.	600	10,644
Cameco Corp.(a)	54,900	1,069,408
Canadian Natural Resources Ltd.	132,767	4,087,896
Encana Corp.	58,147	1,273,426
Enerplus Corp.(a)	26,185	434,153
Husky Energy, Inc.	53,900	1,448,518
Nexen, Inc.	72,596	1,838,715
Pengrowth Energy Corp.	52,199	352,029
Penn West Petroleum Ltd.(a)	68,953	981,235
PetroBakken Energy Ltd., Class A(a)	11,100	157,507
Progress Energy Resources Corp.	24,500	545,773
Suncor Energy, Inc.	251,700	8,279,908
Talisman Energy, Inc.	142,000	1,897,955
Uranium One, Inc.*	63,200	151,073

		22,528,240

Paper & Forest Products 0.0%†
West Fraser Timber Co. Ltd.	2,000	113,803

Thrifts & Mortgage Finance 0.0%†
Genworth MI Canada, Inc.	5,200	110,337

		52,140,187

CHINA 1.5%
Commercial Banks 0.5%
China Construction Bank Corp., H Shares(a)	6,593,000	4,547,128

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	231,000	75,761

Oil, Gas & Consumable Fuels 1.0%
China Shenhua Energy Co. Ltd., H Shares	826,000	3,191,748
CNOOC Ltd.	2,546,000	5,169,246

		8,360,994

		12,983,883

DENMARK 0.8%
Beverages 0.3%
Carlsberg A/S, Class B	24,567	2,176,407

Building Products 0.0%†
Rockwool International A/S, Class B	239	22,786

Commercial Banks 0.1%
Danske Bank A/S*	52,540	946,863

Construction & Engineering 0.0%†
FLSmidth & Co. A/S	2,321	134,190

Diversified Telecommunication Services 0.1%
TDC A/S	55,116	402,139

Marine 0.3%
AP Moeller - Maersk A/S, Class A	100	676,092
AP Moeller - Maersk A/S, Class B	268	1,916,001

		2,592,093

Pharmaceuticals 0.0%†
H. Lundbeck A/S	11,001	203,815

		6,478,293

FINLAND 0.7%
Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	3,616	102,493

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ	6,682	87,790

Paper & Forest Products 0.7%
Stora Enso OYJ, Class R	116,716	727,175
UPM-Kymmene OYJ	462,034	5,239,330

		5,966,505

		6,156,788

FRANCE 10.3%
Aerospace & Defense 0.1%
Thales SA	15,196	521,630

Air Freight & Logistics 0.0%†
Bollore SA	1,136	295,123

Auto Components 0.3%
Cie Generale des Etablissements Michelin, Class B	28,824	2,256,969

Automobiles 0.6%
Renault SA	110,677	5,185,897

Building Products 0.7%
Compagnie de Saint-Gobain	180,290	6,310,536

Chemicals 0.0%†
Arkema SA	3,670	343,521

Commercial Banks 2.2%
BNP Paribas SA	319,548	15,150,119
Credit Agricole SA*	77,851	535,486
Natixis	128,574	403,620
Societe Generale SA*	73,958	2,095,816

		18,185,041

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Construction & Engineering 0.1%
Bouygues SA(a)	29,166	$709,237

Construction Materials 0.2%
Ciments Francais SA	1,063	62,590
Imerys SA	4,838	283,861
Lafarge SA	30,668	1,647,714

		1,994,165

Diversified Telecommunication Services 1.0%
France Telecom SA	321,387	3,891,862
Vivendi SA	225,168	4,387,852

		8,279,714

Electric Utilities 0.1%
Electricite de France SA	41,739	872,756

Electrical Equipment 0.5%
Schneider Electric SA	64,657	3,822,743

Energy Equipment & Services 0.1%
Compagnie Generale de Geophysique-Veritas*	20,800	668,004

Food & Staples Retailing 0.1%
Casino Guichard Perrachon SA	8,574	758,425

Hotels, Restaurants & Leisure 0.7%
Sodexo	79,227	5,965,181

Information Technology Services 0.1%
Cap Gemini SA	21,009	887,818

Insurance 0.5%
AXA SA	255,980	3,810,948
CNP Assurances	5,022	65,541

		3,876,489

Machinery 0.0%†
Vallourec SA	983	41,532

Media 0.1%
Lagardere SCA	17,071	466,276

Metals & Mining 0.0%†
Eramet	65	7,614

Multi-Utilities 1.2%
GDF Suez	358,916	8,000,969
Suez Environnement Co.	182,073	2,059,527

		10,060,496

Pharmaceuticals 1.7%
Sanofi	171,067	14,639,314

Trading Companies & Distributors 0.0%†
Rexel SA	12,221	245,907

		86,394,388

GERMANY 8.2%
Airlines 0.0%†
Deutsche Lufthansa AG REG	24,115	327,267

Automobiles 1.0%
Daimler AG REG	150,187	7,289,412
Volkswagen AG	4,865	815,482

		8,104,894

Capital Markets 0.7%
Deutsche Bank AG REG	157,098	6,222,564

Chemicals 0.7%
BASF SE	71,157	6,012,488

Commercial Banks 0.1%
Commerzbank AG*	372,062	665,609

Construction Materials 0.1%
HeidelbergCement AG	19,997	1,050,319

Diversified Financial Services 0.6%
Deutsche Boerse AG	87,996	4,869,498

Diversified Telecommunication Services 0.7%
Deutsche Telekom AG REG	459,863	5,655,290

Health Care Providers & Services 0.0%†
Celesio AG	11,017	196,708

Insurance 1.2%
Allianz SE REG	82,098	9,791,295
Muenchener Rueckversicherungs AG REG	176	27,520

		9,818,815

Metals & Mining 0.1%
Salzgitter AG	5,214	201,791
ThyssenKrupp AG	40,244	857,310

		1,059,101

Multi-Utilities 1.6%
E.ON AG	547,923	13,020,265
RWE AG	13,469	602,712

		13,622,977

Pharmaceuticals 1.4%
Bayer AG REG	133,566	11,485,297

		69,090,827

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	27,607	515,117

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	275,940	968,319

HONG KONG 2.5%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	123,000	199,054

Hotels, Restaurants & Leisure 0.0%†
Hongkong & Shanghai Hotels (The)	89,000	105,198

Industrial Conglomerates 1.4%
Hopewell Holdings Ltd.	67,500	232,596
Hutchison Whampoa Ltd.	1,178,000	11,360,357
Shun Tak Holdings Ltd.	124,000	47,694

		11,640,647

Marine 0.0%†
Orient Overseas International Ltd.	26,000	142,488

Real Estate Management & Development 1.0%
China Overseas Land & Investment Ltd.(a)	898,000	2,263,149
Henderson Land Development Co., Ltd.	171,880	1,230,913
New World Development Co., Ltd.	653,835	1,007,559
Sino Land Co., Ltd.	1,368,000	2,547,567
Wharf Holdings Ltd.	72,000	497,866
Wheelock & Co., Ltd.	157,000	674,501

		8,221,555

Trading Companies & Distributors 0.1%
Noble Group Ltd.	265,000	284,431

		20,593,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value

IRELAND 0.8%
Commercial Banks 0.0%†
Governor & Co. of the Bank of Ireland (The)*	1,639,371	$203,289

Media 0.4%
WPP PLC	202,683	2,760,720

Professional Services 0.4%
Experian PLC	200,718	3,342,099

		6,306,108

ISRAEL 0.7%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	1,030	35,285

Commercial Banks 0.1%
Bank Hapoalim BM*	100,455	358,426
Bank Leumi Le-Israel BM*	192,026	538,164
Israel Discount Bank Ltd., Class A*	132,044	158,035

		1,054,625

Oil, Gas & Consumable Fuels 0.0%†
Paz Oil Co., Ltd.	30	3,599

Pharmaceuticals 0.6%
Teva Pharmaceutical Industries Ltd., ADR	109,476	4,533,401

Software 0.0%†
NICE Systems Ltd., ADR*	2,372	78,798

		5,705,708

ITALY 2.4%
Automobiles 0.1%
Fiat SpA*	155,543	831,959

Commercial Banks 0.6%
Banca Monte dei Paschi di Siena SpA*(a)	236,983	68,842
Banco Popolare Societa Cooperativa*	37,162	55,704
Intesa Sanpaolo SpA	1,904,796	2,904,519
UniCredit SpA*	278,601	1,159,354
Unione di Banche Italiane SCPA	112,295	416,429

		4,604,848

Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,793,808	1,801,978

Food Products 0.0%†
Parmalat SpA	44,553	95,217

Media 0.0%†
Mediaset SpA	95,473	179,865

Oil, Gas & Consumable Fuels 1.5%
Eni SpA(a)	567,198	12,434,950

		19,948,817

JAPAN 19.3%
Air Freight & Logistics 0.4%
Yamato Holdings Co., Ltd.	202,300	3,199,497

Airlines 0.5%
Japan Airlines Co., Ltd.*	81,300	3,802,473

Auto Components 0.4%
Bridgestone Corp.	124,900	2,896,712
Nissan Shatai Co., Ltd.	9,000	100,722
Takata Corp.(a)	400	7,185
Toyoda Gosei Co., Ltd.	8,100	162,206

		3,166,825

Automobiles 1.5%
Fuji Heavy Industries Ltd.	66,000	549,879
Honda Motor Co., Ltd.	278,400	8,604,049
Mazda Motor Corp.*	213,000	248,608
Nissan Motor Co., Ltd.	287,000	2,442,571
Suzuki Motor Corp.	15,800	306,882
Yamaha Motor Co., Ltd.	6,500	56,726

		12,208,715

Beverages 0.9%
Asahi Group Holdings Ltd.	130,600	3,220,743
Coca-Cola West Co., Ltd.	7,600	126,030
Kirin Holdings Co., Ltd.	325,000	4,345,725

		7,692,498

Building Products 0.2%
Asahi Glass Co., Ltd.	107,000	711,810
LIXIL Group Corp.	35,400	843,586
Nippon Sheet Glass Co., Ltd.(a)	103,000	72,437

		1,627,833

Capital Markets 0.3%
Nomura Holdings, Inc.	563,200	2,011,248
SBI Holdings, Inc.(a)	27,960	180,139

		2,191,387

Chemicals 0.4%
Asahi Kasei Corp.	124,000	639,175
Daicel Corp.	36,000	215,623
Denki Kagaku Kogyo KK(a)	60,000	185,942
Kaneka Corp.	35,000	168,497
Mitsubishi Chemical Holdings Corp.(a)	208,500	796,367
Mitsubishi Gas Chemical Co., Inc.	51,000	255,802
Mitsui Chemicals, Inc.(a)	108,000	210,413
Nippon Shokubai Co., Ltd.	17,000	190,130
Showa Denko KK	20,000	31,733
Sumitomo Chemical Co., Ltd.(a)	162,000	412,700
Teijin Ltd.	124,000	303,006
Tosoh Corp.	63,000	119,611

		3,528,999

Commercial Banks 2.9%
77 Bank Ltd. (The)	44,000	182,391
Bank of Kyoto Ltd. (The)(a)	25,000	211,511
Fukuoka Financial Group, Inc.	103,000	418,215
Gunma Bank Ltd. (The)	51,000	258,996
Hachijuni Bank Ltd. (The)	55,000	304,938
Hiroshima Bank Ltd. (The)	20,000	66,977
Hokuhoku Financial Group, Inc.	62,000	95,845
Iyo Bank Ltd. (The)	26,000	211,621
Mitsubishi UFJ Financial Group, Inc.	2,031,300	9,505,579
Nishi-Nippon City Bank Ltd. (The)	84,000	194,426
Shiga Bank Ltd. (The)	12,000	75,464
Shinsei Bank Ltd.	182,000	235,104
Sumitomo Mitsui Financial Group, Inc.(a)	356,437	11,105,931
Sumitomo Mitsui Trust Holdings, Inc.	503,000	1,493,331
Yamaguchi Financial Group, Inc.	27,000	218,476

		24,578,805

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co., Ltd.(a)	75,000	522,976
Toppan Printing Co., Ltd.(a)	75,000	434,989

		957,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Computers & Peripherals 0.5%
Fujitsu Ltd.(a)	860,000	$3,228,632
NEC Corp.*(a)	345,000	547,478
Seiko Epson Corp.(a)	17,300	105,653

		3,881,763

Construction & Engineering 0.2%
COMSYS Holdings Corp.(a)	12,800	178,409
Kinden Corp.	17,000	106,955
Obayashi Corp.	86,000	391,916
Shimizu Corp.	78,000	262,365
Taisei Corp.	136,000	389,694

		1,329,339

Consumer Finance 0.0%†
Hitachi Capital Corp.	6,200	112,229

Containers & Packaging 0.0%†
Rengo Co., Ltd.(a)	12,000	55,143
Toyo Seikan Kaisha Ltd.	20,100	214,695

		269,838

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	104,924

Diversified Financial Services 0.5%
ORIX Corp.(a)	40,410	4,047,452

Diversified Telecommunication Services 0.6%
Nippon Telegraph & Telephone Corp.	111,200	5,290,905

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.(a)	7,000	14,197
Mitsubishi Electric Corp.	278,000	2,049,096
Sumitomo Electric Industries Ltd.	120,100	1,270,136
Ushio, Inc.	5,400	64,775

		3,398,204

Electronic Equipment, Instruments & Components 1.4%
Citizen Holdings Co., Ltd.	20,900	105,654
FUJIFILM Holdings Corp.	72,200	1,209,242
Hitachi Ltd.(a)	1,393,000	7,735,486
Ibiden Co., Ltd.(a)	9,700	141,898
Kyocera Corp.	23,700	2,053,580
Nippon Electric Glass Co., Ltd.(a)	53,000	292,051
TDK Corp.(a)	16,300	606,135

		12,144,046

Food & Staples Retailing 0.1%
Aeon Co., Ltd.	96,800	1,093,064
UNY Co., Ltd.	22,400	173,715

		1,266,779

Food Products 0.1%
House Foods Corp.(a)	8,000	135,344
MEIJI Holdings Co., Ltd.	9,200	456,560
Nippon Meat Packers, Inc.	23,000	294,967
Nisshin Seifun Group, Inc.(a)	25,000	307,351

		1,194,222

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,900	241,372
Medipal Holdings Corp.	18,300	251,901
Suzuken Co., Ltd.	8,800	291,772

		785,045

Household Durables 0.7%
Casio Computer Co., Ltd.(a)	29,600	209,677
Panasonic Corp.(a)	343,000	2,269,441
Sekisui House Ltd.	77,000	764,411
Sharp Corp.(a)	154,000	380,843
Sony Corp.(a)	157,700	1,844,015
Sumitomo Forestry Co., Ltd.	16,600	147,396

		5,615,783

Industrial Conglomerates 0.0%†
Nisshinbo Holdings, Inc.	18,000	118,522

Insurance 0.1%
MS&AD Insurance Group Holdings	31,300	540,313

Leisure Equipment & Products 0.0%†
Sankyo Co., Ltd.	3,600	167,483
Yamaha Corp.	19,800	183,313

		350,796

Machinery 0.2%
Amada Co., Ltd.	45,000	196,630
Ebara Corp.	13,000	54,280
JTEKT Corp.	29,500	233,185
Mitsubishi Heavy Industries Ltd.	280,000	1,210,905
NTN Corp.(a)	60,000	120,655
Sumitomo Heavy Industries Ltd.	13,000	44,316

		1,859,971

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.*(a)	19,000	23,875
Mitsui OSK Lines Ltd.(a)	152,000	353,626
Nippon Yusen KK	203,000	358,602

		736,103

Media 0.1%
Fuji Media Holdings, Inc.	62	101,429
Hakuhodo DY Holdings, Inc.	2,910	196,033
Nippon Television Network Corp.	6,800	99,905
SKY Perfect JSAT Holdings, Inc.	215	96,815
Tokyo Broadcasting System Holdings, Inc.	4,800	50,196

		544,378

Metals & Mining 0.6%
JFE Holdings, Inc.	72,700	957,724
Kobe Steel Ltd.(a)	331,000	262,243
Mitsubishi Materials Corp.	149,000	468,780
Nippon Steel Corp.(a)	1,163,995	2,383,557
Nisshin Steel Co., Ltd.(b)	87,000	93,644
Sumitomo Metal Mining Co., Ltd.	41,000	515,839
Yamato Kogyo Co., Ltd.(a)	5,300	156,077

		4,837,864

Multiline Retail 0.2%
H2O Retailing Corp.(a)	11,000	125,558
Isetan Mitsukoshi Holdings Ltd.	49,700	517,849
J. Front Retailing Co., Ltd.	60,000	336,256
Marui Group Co., Ltd.(a)	27,900	197,297
Takashimaya Co., Ltd.	33,000	226,249

		1,403,209

Office Electronics 0.7%
Canon, Inc.	144,700	4,644,537
Konica Minolta Holdings, Inc.	63,500	488,486
Ricoh Co., Ltd.(a)	89,000	751,581

		5,884,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Oil, Gas & Consumable Fuels 0.9%
Cosmo Oil Co., Ltd.	74,000	$136,066
Idemitsu Kosan Co., Ltd.	2,900	237,191
INPEX Corp.	288	1,712,087
JX Holdings, Inc.(a)	1,016,400	5,552,165
Showa Shell Sekiyu KK	23,500	124,361

		7,761,870

Paper & Forest Products 0.0%†
Nippon Paper Group, Inc.(a)	12,400	145,862
OJI Paper Co., Ltd.(a)	56,000	170,426

		316,288

Pharmaceuticals 0.1%
Kyowa Hakko Kirin Co., Ltd.	21,000	253,599
Mitsubishi Tanabe Pharma Corp.	28,300	429,492

		683,091

Real Estate Management & Development 0.0%†
Tokyo Tatemono Co., Ltd.*	7,000	27,314

Road & Rail 0.4%
East Japan Railway Co.	34,200	2,262,846
Fukuyama Transporting Co., Ltd.(a)	18,000	99,721
Hankyu Hanshin Holdings, Inc.	152,000	820,883
Nippon Express Co., Ltd.	112,000	424,228
Seino Holdings Co. Ltd.	19,000	120,287

		3,727,965

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co., Ltd.	12,800	431,052

Specialty Retail 0.1%
Autobacs Seven Co., Ltd.(a)	3,000	135,832
Yamada Denki Co., Ltd.(a)	10,150	445,252

		581,084

Textiles, Apparel & Luxury Goods 0.0%†
Wacoal Holdings Corp.	14,000	168,160

Tobacco 0.7%
Japan Tobacco, Inc.	194,700	5,828,101

Trading Companies & Distributors 2.8%
Marubeni Corp.(a)	422,000	2,682,869
Mitsubishi Corp.	221,100	4,004,754
Mitsui & Co., Ltd.	484,800	6,801,585
Nagase & Co., Ltd.	13,800	153,599
Sojitz Corp.(a)	156,500	202,334
Sumitomo Corp.(a)	650,900	8,756,308
Toyota Tsusho Corp.(a)	28,200	602,401

		23,203,850

Transportation Infrastructure 0.1%
Kamigumi Co., Ltd.	31,000	256,151
Mitsubishi Logistics Corp.	15,000	178,289

		434,440

		161,834,501

LUXEMBOURG 0.6%

Metals & Mining 0.6%
ArcelorMittal	354,035	5,096,144

NETHERLANDS 4.2%

Aerospace & Defense 0.4%
European Aeronautic Defence and Space Co. NV	102,972	3,263,691

Chemicals 0.3%
Akzo Nobel NV	41,293	2,331,684
Koninklijke DSM NV	347	17,310

		2,348,994

Diversified Financial Services 1.0%
ING Groep NV, CVA*	1,083,611	8,582,420

Food Products 0.5%
Unilever NV, CVA	112,644	3,995,036

Insurance 0.1%
Aegon NV	268,080	1,393,691

Oil, Gas & Consumable Fuels 1.9%
Royal Dutch Shell PLC, Class A	460,024	15,942,600

		35,526,432

NEW ZEALAND 0.0%†

Construction Materials 0.0%†
Fletcher Building Ltd.	67,159	386,579

NORWAY 1.1%

Commercial Banks 0.1%
DNB ASA	86,155	1,055,397

Diversified Telecommunication Services 0.6%
Telenor ASA	276,000	5,386,882

Energy Equipment & Services 0.1%
BW Offshore Ltd.	29,486	18,565
Petroleum Geo-Services ASA	30,149	501,521

		520,086

Food Products 0.1%
Cermaq ASA*	7,037	92,066
Marine Harvest ASA*	403,663	325,801

		417,867

Industrial Conglomerates 0.1%
Orkla ASA	129,663	987,922

Insurance 0.0%†
Storebrand ASA*	36,062	165,812

Metals & Mining 0.1%
Norsk Hydro ASA	138,175	649,339

		9,183,305

PORTUGAL 0.1%

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	101,931	503,661

SINGAPORE 0.4%

Airlines 0.1%
Singapore Airlines Ltd.(a)	88,000	768,063

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp., Ltd.	33,000	216,009

Food Products 0.1%
Golden Agri-Resources Ltd.	999,000	534,047
Indofood Agri Resources Ltd.(a)	39,000	43,155

		577,202

Hotels, Restaurants & Leisure 0.0%†
Overseas Union Enterprise Ltd.(a)	42,000	96,992

Marine 0.0%†
Neptune Orient Lines Ltd.*(a)	118,000	108,107

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Real Estate Management & Development 0.2%
CapitaLand Ltd.	400,000	$1,030,329
Keppel Land Ltd.	93,000	267,626

		1,297,955

		3,064,328

SOUTH AFRICA 0.2%
Diversified Financial Services 0.2%
African Bank Investments Ltd.	467,923	1,861,766

SOUTH KOREA 0.9%
Semiconductors & Semiconductor Equipment 0.9%
Samsung Electronics Co., Ltd.	6,358	7,662,015

SPAIN 2.9%
Commercial Banks 1.8%
Banco Bilbao Vizcaya Argentaria SA(a)	399,987	3,147,042
Banco de Sabadell SA*(a)	188,648	506,891
Banco Espanol de Credito SA	11,505	41,212
Banco Popular Espanol SA(a)	142,281	311,486
Banco Santander SA*	1,479,147	11,040,955
CaixaBank(a)	109,053	410,735

		15,458,321

Electric Utilities 0.7%
Acciona SA	3,299	187,936
Iberdrola SA	1,251,552	5,674,552

		5,862,488

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*	30,257	135,651

Oil, Gas & Consumable Fuels 0.4%
Repsol SA	167,444	3,254,123

		24,710,583

SWEDEN 3.4%
Commercial Banks 1.9%
Nordea Bank AB	1,084,217	10,731,569
Skandinaviska Enskilda Banken AB, Class A	246,522	2,065,707
Swedbank AB, Class A	146,838	2,761,875

		15,559,151

Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson, Class A	31,016	277,721
Telefonaktiebolaget LM Ericsson, Class B	1,081,549	9,864,901

		10,142,622

Household Durables 0.0%†
Husqvarna AB, Class A	12,546	63,836
Husqvarna AB, Class B	54,938	280,681

		344,517

Household Products 0.2%
Svenska Cellulosa AB, Class A	6,958	130,010
Svenska Cellulosa AB, Class B	75,711	1,407,608

		1,537,618

Metals & Mining 0.1%
Boliden AB	37,181	621,804
SSAB AB, Class A	11,623	82,761
SSAB AB, Class B	586	3,615

		708,180

Pharmaceuticals 0.0%†
Meda AB, Class A	27,934	282,968

		28,575,056

SWITZERLAND 5.0%
Capital Markets 1.8%
Credit Suisse Group AG REG*	383,732	8,113,724
UBS AG REG*	582,589	7,094,048

		15,207,772

Chemicals 0.0%†
Clariant AG REG*	12,061	143,668
Givaudan SA REG*	63	59,812

		203,480

Construction Materials 0.3%
Holcim Ltd. REG*	38,676	2,463,314

Electric Utilities 0.0%†
Alpiq Holding AG REG*	147	23,646

Electrical Equipment 0.1%
ABB Ltd. REG*	43,906	823,816

Food Products 0.1%
Aryzta AG*	11,373	545,908

Insurance 1.2%
Baloise Holding AG REG	6,242	491,204
Swiss Life Holding AG REG*	543	64,853
Swiss Re AG*	130,787	8,415,334
Zurich Insurance Group AG*	3,723	928,171

		9,899,562

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	6,426	336,349

Machinery 0.0%†
Sulzer AG REG	2,638	385,070

Metals & Mining 0.8%
Xstrata PLC	410,619	6,369,925

Pharmaceuticals 0.5%
Roche Holding AG	23,467	4,389,425

Professional Services 0.1%
Adecco SA REG*	19,055	909,569

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	94,521	510,151

Textiles, Apparel & Luxury Goods 0.0%†
Swatch Group AG (The) - Bearer Shares	599	239,213

		42,307,200

UNITED KINGDOM 20.1%
Airlines 0.1%
International Consolidated Airlines Group SA*	179,295	432,159

Beverages 0.5%
SABMiller PLC	95,071	4,183,131

Capital Markets 0.1%
Investec PLC	69,168	428,218

Commercial Banks 6.4%
Barclays PLC	2,226,583	7,732,046
Barclays PLC, ADR	504,159	6,992,685
HSBC Holdings PLC, ADR(a)	394,191	18,314,114
HSBC Holdings PLC	1,745,610	16,216,296
Lloyds Banking Group PLC, ADR*	76,917	191,523
Lloyds Banking Group PLC*	5,528,947	3,481,342

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Royal Bank of Scotland Group PLC, ADR*(a)	123,323	$1,026,048

		53,954,054

Containers & Packaging 0.0%†
Rexam PLC	49,238	346,444

Energy Equipment & Services 0.2%
Subsea 7 SA	54,451	1,257,785

Food & Staples Retailing 0.2%
J Sainsbury PLC	228,158	1,282,246
WM Morrison Supermarkets PLC	10,817	49,874

		1,332,120

Hotels, Restaurants & Leisure 0.9%
Carnival PLC	41,842	1,541,281
InterContinental Hotels Group PLC	229,294	6,021,191

		7,562,472

Insurance 1.4%
Aviva PLC	456,751	2,360,192
Old Mutual PLC	925,839	2,547,090
Prudential PLC	510,717	6,631,799

		11,539,081

Marine 0.0%†
Stolt-Nielsen Ltd.	4,020	77,032

Media 0.5%
Pearson PLC	234,961	4,593,150

Metals & Mining 1.1%
Anglo American PLC	79,382	2,336,867
Eurasian Natural Resources Corp. PLC	47,663	238,304
Kazakhmys PLC	31,505	353,474
Rio Tinto PLC	136,635	6,388,948
Vedanta Resources PLC	3,395	56,638

		9,374,231

Multi-Utilities 0.9%
Centrica PLC	1,371,386	7,256,843

Oil, Gas & Consumable Fuels 1.8%
BP PLC, ADR	363,664	15,404,807

Paper & Forest Products 0.0%†
Mondi PLC	34,245	349,357

Pharmaceuticals 0.7%
GlaxoSmithKline PLC	259,785	5,996,520

Specialty Retail 0.9%
Kingfisher PLC	1,717,505	7,342,293

Tobacco 0.4%
British American Tobacco PLC	67,834	3,485,543

Transportation Infrastructure 0.0%†
Veripos, Inc.*	4,071	11,370

Wireless Telecommunication Services 4.0%
Vodafone Group PLC, ADR	591,950	16,867,615
Vodafone Group PLC	5,736,560	16,301,198

		33,168,813

		168,095,423

UNITED STATES 0.2%
Media 0.2%
Thomson Reuters Corp.(a)	58,800	1,699,823

Metals & Mining 0.0%†
Sims Metal Management Ltd.(a)	23,132	228,803

		1,928,626

Total Common Stocks (cost $809,273,549)		819,040,521

Preferred Stock 0.8%
	Shares	Market Value
GERMANY 0.8%
Automobiles 0.8%
Volkswagen AG	35,691	$6,525,933

Total Preferred Stock (cost $6,278,110)		6,525,933

Right 0.0%†
	Number of Rights	Market Value
FRANCE 0.0%†
Energy Equipment & Services 0.0%†
Compagnie Generale de Geophysique - Veritas, expiring at an exercise price of $17.00 on 10/12/12*	20,800	$33,572

Total Right (cost $–)		33,572

Mutual Fund 0.7%
	Shares	Market Value
Money Market Fund 0.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (c)	5,998,876	$5,998,876

Total Mutual Fund (cost $5,998,876)		5,998,876

Repurchase Agreements 8.9%
	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $4,553,698, collateralized by a U.S. Government Treasury Securities, 2.13%, maturing 08/15/21; total market value $4,644,712.(d)	$4,553,610	$4,553,610

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Repurchase Agreements (continued)
	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $70,001,342, collateralized by U.S. Government Agency Mortgage Securities, 0.00%, maturing 03/15/18—05/04/37; total market value $71,400,581.(d)	$70,000,000	$70,000,000

Total Repurchase Agreements (cost $74,553,610)		74,553,610

Total Investments (cost $896,104,145) (e) — 108.1%		906,152,512
Liabilities in excess of other assets — (8.1)%		(67,961,461)

NET ASSETS — 100.0%		$838,191,051

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $73,267,622, which was collateralized by repurchase agreements with a value of $74,553,610 and $3,115,773 of collateral in the form of U.S. Treasury securities, interest rates ranging from 0.25% to 3.50% and maturity dates ranging from 03/31/13 to 02/15/39, a total value of $77,669,383.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $74,553,610.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $911,511,585, tax unrealized appreciation and depreciation were $49,224,844 and $(54,583,917), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CVA	Dutch Certificate
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

At September 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Deutsche Bank Securities, Inc.	11/09/12	(969,000)	$(1,013,116)	$(1,001,576)	$11,540
British Pound	UBS AG	11/09/12	(3,305,978)	(5,136,954)	(5,337,865)	(200,911)
British Pound	UBS AG	11/09/12	(11,755,169)	(18,317,669)	(18,980,014)	(662,345)
British Pound	HSBC Bank PLC	11/09/12	(1,095,935)	(1,766,399)	(1,769,508)	(3,109)
Canadian Dollar	UBS AG	11/09/12	(1,856,852)	(1,847,008)	(1,887,178)	(40,170)
Euro	Goldman Sachs International	11/09/12	(1,369,633)	(1,686,940)	(1,760,739)	(73,799)
Euro	HSBC Bank PLC	11/09/12	(535,733)	(685,112)	(688,715)	(3,603)
Euro	HSBC Bank PLC	11/09/12	(3,610,000)	(4,421,914)	(4,640,856)	(218,942)
Euro	Credit Suisse International	11/09/12	(1,130,382)	(1,414,544)	(1,453,169)	(38,625)
Euro	UBS AG	11/09/12	(10,159,354)	(12,471,115)	(13,060,415)	(589,300)
Euro	Credit Suisse International	11/09/12	(1,053,722)	(1,307,761)	(1,354,619)	(46,858)
Euro	Royal Bank of Scotland	11/09/12	(978,384)	(1,209,443)	(1,257,766)	(48,323)
Euro	Royal Bank of Scotland	11/09/12	(1,684,595)	(2,071,056)	(2,165,640)	(94,584)
Hong Kong Dollar	UBS AG	11/09/12	(15,063,203)	(1,942,444)	(1,942,644)	(200)
Hong Kong Dollar	Barclays Bank PLC	11/09/12	(7,142,121)	(921,066)	(921,092)	(26)
Japanese Yen	State Street Bank and Trust Co.	11/09/12	(70,853,816)	(908,542)	(908,207)	335
Japanese Yen	State Street Bank and Trust Co.	11/09/12	(79,062,147)	(1,017,256)	(1,013,422)	3,834
Japanese Yen	BNP Paribas	11/09/12	(164,617,219)	(2,119,228)	(2,110,069)	9,159
Japanese Yen	UBS AG	11/09/12	(1,132,983,413)	(14,484,389)	(14,522,625)	(38,236)
Japanese Yen	State Street Bank and Trust Co.	11/09/12	(440,966,346)	(5,645,229)	(5,652,324)	(7,095)
New Zealand Dollar	State Street Bank and Trust Co.	11/09/12	(1,788,508)	(1,447,761)	(1,478,529)	(30,768)
Norwegian Krone	HSBC Bank PLC	11/09/12	(3,314,000)	(572,713)	(577,631)	(4,918)
Norwegian Krone	State Street Bank and Trust Co.	11/09/12	(5,490,996)	(909,157)	(957,082)	(47,925)
Norwegian Krone	State Street Bank and Trust Co.	11/09/12	(1,519,351)	(262,283)	(264,823)	(2,540)
Norwegian Krone	UBS AG	11/09/12	(2,031,500)	(336,397)	(354,090)	(17,693)
Swedish Krona	UBS AG	11/09/12	(3,137,000)	(461,881)	(477,010)	(15,129)
Swedish Krona	State Street Bank and Trust Co.	11/09/12	(25,484,094)	(3,761,157)	(3,875,097)	(113,940)
Swiss Franc	Morgan Stanley Co., Inc.	11/09/12	(2,727,059)	(2,939,448)	(2,901,631)	37,817
Swiss Franc	Citibank NA	11/09/12	(934,185)	(993,886)	(993,987)	(101)
Swiss Franc	Deutsche Bank Securities, Inc.	11/09/12	(3,152,683)	(3,374,229)	(3,354,503)	19,726

Total Short Contracts				$(95,446,097)	$(97,662,826)	$(2,216,729)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	UBS AG	11/09/12	1,297,341	$1,344,460	$1,340,954	$(3,506)
Australian Dollar	State Street Bank and Trust Co.	11/09/12	26,295,596	27,405,008	27,179,592	(225,416)
British Pound	Deutsche Bank Securities, Inc.	11/09/12	1,015,872	1,645,906	1,640,237	(5,669)
British Pound	Deutsche Bank Securities, Inc.	11/09/12	516,457	809,103	833,876	24,773
British Pound	Credit Suisse International	11/09/12	2,960,570	4,624,621	4,780,166	155,545
British Pound	HSBC Bank PLC	11/09/12	2,068,873	3,306,313	3,340,423	34,110
Euro	Credit Suisse International	11/09/12	5,478,531	6,747,063	7,042,957	295,894
Euro	Deutsche Bank Securities, Inc.	11/09/12	662,060	813,920	851,115	37,195
Euro	Barclays Bank PLC	11/09/12	1,691,659	2,085,476	2,174,722	89,246
Euro	Barclays Bank PLC	11/09/12	1,667,209	2,062,515	2,143,289	80,774
Euro	UBS AG	11/09/12	2,511,312	3,254,360	3,228,432	(25,928)
Euro	Deutsche Bank Securities, Inc.	11/09/12	1,703,640	2,204,822	2,190,124	(14,698)
Hong Kong Dollar	Deutsche Bank Securities, Inc.	11/09/12	30,732,535	3,964,378	3,963,456	(922)
Japanese Yen	Credit Suisse International	11/09/12	122,411,263	1,557,755	1,569,072	11,317
Japanese Yen	Deutsche Bank Securities, Inc.	11/09/12	161,691,932	2,082,932	2,072,574	(10,358)
Japanese Yen	TD Bank	11/09/12	63,272,733	810,527	811,032	505

Currency (continued)		Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts: (continued)
Japanese Yen	HSBC Bank PLC	11/09/12	329,384,668	$4,216,928	$4,222,066	$5,138
Japanese Yen	HSBC Bank PLC	11/09/12	96,486,586	1,233,390	1,236,769	3,379
New Zealand Dollar	HSBC Bank PLC	11/09/12	1,150,977	925,849	951,493	25,644
New Zealand Dollar	Citibank NA	11/09/12	637,530	508,395	527,036	18,641
Singapore Dollar	Deutsche Bank Securities, Inc.	11/09/12	10,398,074	8,356,497	8,472,569	116,072
Swiss Franc	Deutsche Bank Securities, Inc.	11/09/12	20,113,061	20,606,378	21,400,601	794,223
Swiss Franc	Credit Suisse International	11/09/12	726,019	756,581	772,495	15,914

Total Long Contracts				$101,323,177	$102,745,050	$1,421,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

At September 30, 2012, the Fund’s open forward foreign currency contracts were as follows:

Counterparty	Delivery Date		Currency Received		Currency Delivered	Market Value	Contract Value	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	11/09/12	91,297,191	Japanese Yen	(1,125,600)	Australian Dollar	$1,163,440	$1,170,251	$6,811
Citibank NA	11/09/12	1,581,346	Australian Dollar	(1,048,199)	British Pound	1,692,433	1,634,507	(57,926)
Royal Bank of Canada	11/09/12	1,955,768	Australian Dollar	(1,311,382)	British Pound	2,117,371	2,021,516	(95,855)
Westpac Banking Corp.	11/09/12	877,049	Euro	(693,334)	British Pound	1,119,463	1,127,495	8,032
Morgan Stanley Co., Inc.	11/09/12	89,133,364	Japanese Yen	(699,578)	British Pound	1,129,546	1,142,515	12,969
Royal Bank of Canada	11/09/12	66,545,253	Japanese Yen	(533,508)	British Pound	861,408	852,980	(8,428)
Barclays Bank PLC	11/09/12	67,524,235	Japanese Yen	(542,651)	British Pound	876,169	865,528	(10,641)
HSBC Bank PLC	11/09/12	700,898	Euro	(890,919)	Canadian Dollar	905,470	901,044	(4,426)
UBS AG	11/09/12	540,729	British Pound	(682,851)	Euro	877,843	873,067	(4,776)
UBS AG	11/09/12	548,758	British Pound	(690,630)	Euro	887,843	886,030	(1,813)
Westpac Banking Corp.	11/09/12	560,673	British Pound	(703,268)	Euro	904,090	905,269	1,179
UBS AG	11/09/12	66,812,270	Japanese Yen	(690,630)	Euro	887,843	856,402	(31,441)
UBS AG	11/09/12	168,109,327	Japanese Yen	(1,707,127)	Euro	2,194,607	2,154,832	(39,775)
Barclays Bank PLC	11/09/12	1,558,870	Swiss Franc	(1,299,117)	Euro	1,670,087	1,658,661	(11,426)
Credit Suisse International	11/09/12	868,128	Euro	(88,680,751)	Japanese Yen	1,136,713	1,116,027	(20,686)
BNP Paribas	11/09/12	2,542,325	Euro	(251,368,327)	Japanese Yen	3,222,049	3,268,300	46,251
State Street Bank and Trust Co.	11/09/12	9,503,192	Hong Kong Dollar	(97,436,231)	Japanese Yen	1,248,941	1,225,590	(23,351)
Royal Bank of Canada	11/09/12	1,682,154	Swiss Franc	(134,548,097)	Japanese Yen	1,724,643	1,789,837	65,194

						$24,619,959	$24,449,851	$(170,108)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,820,606	$—	$3,820,606
Air Freight & Logistics	—	3,928,801	—	3,928,801
Airlines	—	5,735,602	—	5,735,602
Auto Components	877,791	5,423,794	—	6,301,585
Automobiles	—	26,331,465	—	26,331,465
Beverages	—	15,038,238	—	15,038,238
Building Products	—	7,961,155	—	7,961,155
Capital Markets	—	25,558,592	—	25,558,592
Chemicals	242,410	19,526,448	—	19,768,858
Commercial Banks	26,524,370	125,787,710	—	152,312,080
Commercial Services & Supplies	290,433	957,965	—	1,248,398
Communications Equipment	222,112	10,142,622	—	10,364,734
Computers & Peripherals	—	3,881,763	—	3,881,763
Construction & Engineering	—	2,172,766	—	2,172,766
Construction Materials	—	6,319,906	—	6,319,906
Consumer Finance	—	112,229	—	112,229
Containers & Packaging	—	616,282	—	616,282
Distributors	—	104,924	—	104,924
Diversified Financial Services	—	19,361,136	—	19,361,136
Diversified Telecommunication Services	—	27,805,580	—	27,805,580
Electric Utilities	—	6,758,890	—	6,758,890
Electrical Equipment	—	8,044,763	—	8,044,763
Electronic Equipment, Instruments & Components	—	12,435,816	—	12,435,816
Energy Equipment & Services	502,430	2,445,875	—	2,948,305
Food & Staples Retailing	938,896	10,272,605	—	11,211,501
Food Products	243,477	7,061,560	—	7,305,037
Health Care Providers & Services	—	992,017	—	992,017
Hotels, Restaurants & Leisure	—	14,793,628	—	14,793,628
Household Durables	—	5,960,300	—	5,960,300
Household Products	—	1,537,618	—	1,537,618
Independent Power Producers & Energy Traders	259,911	135,651	—	395,562

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks: (continued)
Industrial Conglomerates	$—	$12,747,091	$—	$12,747,091
Information Technology Services	—	887,818	—	887,818
Insurance	4,989,751	40,507,049	—	45,496,800
Leisure Equipment & Products	—	350,796	—	350,796
Life Sciences Tools & Services	—	336,349	—	336,349
Machinery	—	2,286,573	—	2,286,573
Marine	—	3,655,823	—	3,655,823
Media	2,228,442	8,678,296	—	10,906,738
Metals & Mining	19,507,434	30,590,027	—	50,097,461
Multiline Retail	784,543	1,552,018	—	2,336,561
Multi-Utilities	—	30,940,316	—	30,940,316
Office Electronics	—	5,884,604	—	5,884,604
Oil, Gas & Consumable Fuels	37,933,047	51,779,065	—	89,712,112
Paper & Forest Products	113,803	6,632,150	—	6,745,953
Pharmaceuticals	4,533,401	38,926,002	—	43,459,403
Professional Services	—	4,251,668	—	4,251,668
Real Estate Management & Development	—	9,546,824	—	9,546,824
Road & Rail	—	4,378,194	—	4,378,194
Semiconductors & Semiconductor Equipment	—	8,603,218	—	8,603,218
Software	78,798	—	—	78,798
Specialty Retail	—	7,923,377	—	7,923,377
Textiles, Apparel & Luxury Goods	—	407,373	—	407,373
Thrifts & Mortgage Finance	110,337	—	—	110,337
Tobacco	—	9,313,644	—	9,313,644
Trading Companies & Distributors	—	23,839,930	—	23,839,930
Transportation Infrastructure	—	445,810	—	445,810
Wireless Telecommunication Services	16,867,615	16,301,198	—	33,168,813

Total Common Stocks	$117,249,001	$701,791,520	$—	$819,040,521

Forward Foreign Currency Contracts	—	1,931,217	—	1,931,217
Mutual Fund	5,998,876	—	—	5,998,876
Preferred Stock*	—	6,525,933	—	6,525,933
Repurchase Agreements	—	74,553,610	—	74,553,610
Right*	—	33,572	—	33,572

Total Assets	$123,247,877	$784,835,852	$—	$908,083,729

Liabilities:
Forward Foreign Currency Contracts	—	(2,896,181)	—	(2,896,181)

Total Liabilities	$—	$(2,896,181)	$—	$(2,896,181)

Total	$123,247,877	$781,939,671	$—	$905,187,548

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager International Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2012

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	$1,931,217

Total		$1,931,217

Liabilities:
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	$(2,896,181)

Total		$(2,896,181)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 98.9%
	Shares	Market Value
Aerospace & Defense 3.7%
Honeywell International, Inc.	188,420	$11,258,095
Lockheed Martin Corp.	51,870	4,843,621
Northrop Grumman Corp.	53,880	3,579,248
Precision Castparts Corp.	38,000	6,206,920
Textron, Inc.	100,030	2,617,785
United Technologies Corp.	211,110	16,527,802

		45,033,471

Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	186,930	13,378,580

Auto Components 0.9%
BorgWarner, Inc.*	65,400	4,519,794
Delphi Automotive PLC*	63,560	1,970,360
TRW Automotive Holdings Corp.*	97,170	4,247,301

		10,737,455

Automobiles 0.5%
General Motors Co.*	243,380	5,536,895

Beverages 2.1%
Coca-Cola Co. (The)	97,920	3,714,106
Coca-Cola Enterprises, Inc.	126,120	3,943,772
PepsiCo, Inc.	251,550	17,802,194

		25,460,072

Biotechnology 3.6%
Amgen, Inc.	32,690	2,756,421
Biogen Idec, Inc.*	42,500	6,342,275
Celgene Corp.*	159,900	12,216,360
Gilead Sciences, Inc.*	324,720	21,538,677

		42,853,733

Capital Markets 1.3%
BlackRock, Inc.	23,600	4,207,880
Charles Schwab Corp. (The)	386,390	4,941,928
Franklin Resources, Inc.	50,900	6,366,063

		15,515,871

Chemicals 3.6%
Airgas, Inc.	32,920	2,709,316
Ashland, Inc.	151,300	10,833,080
CF Industries Holdings, Inc.	22,450	4,989,288
Ecolab, Inc.	89,300	5,787,533
Monsanto Co.	128,492	11,695,342
PPG Industries, Inc.	25,440	2,921,529
Sherwin-Williams Co. (The)	29,100	4,333,281

		43,269,369

Commercial Banks 0.4%
Wells Fargo & Co.	151,080	5,216,792

Communications Equipment 3.1%
Cisco Systems, Inc.	238,570	4,554,302
F5 Networks, Inc.*	33,640	3,522,108
QUALCOMM, Inc.	461,080	28,812,889

		36,889,299

Computers & Peripherals 9.9%
Apple, Inc.	165,955	110,735,133
EMC Corp.*	293,300	7,998,291

		118,733,424

Construction & Engineering 0.4%
Fluor Corp.	95,000	5,346,600
Consumer Finance 0.8%
Capital One Financial Corp.	84,190	4,799,672
Discover Financial Services	130,250	5,174,832

		9,974,504

Diversified Financial Services 0.6%
CME Group, Inc.	80,780	4,628,694
IntercontinentalExchange, Inc.*	23,710	3,163,151

		7,791,845

Diversified Telecommunication Services 0.5%
CenturyLink, Inc.	44,970	1,816,788
Verizon Communications, Inc.	95,500	4,351,935

		6,168,723

Electrical Equipment 0.2%
Roper Industries, Inc.	21,820	2,397,800
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A	21,350	1,257,088
Energy Equipment & Services 1.9%
Cameron International Corp.*	125,350	7,028,374
FMC Technologies, Inc.*	124,100	5,745,830
Halliburton Co.	83,230	2,804,019
Schlumberger Ltd.	95,600	6,914,748

		22,492,971

Food & Staples Retailing 2.9%
Costco Wholesale Corp.	44,600	4,465,575
CVS Caremark Corp.	443,280	21,463,618
Kroger Co. (The)	35,270	830,256
Walgreen Co.	101,010	3,680,804
Whole Foods Market, Inc.	49,530	4,824,222

		35,264,475

Food Products 1.7%
Bunge Ltd.	53,460	3,584,493
General Mills, Inc.	113,810	4,535,329
Kellogg Co.	72,520	3,746,383
Kraft Foods, Inc., Class A	195,560	8,086,406

		19,952,611

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	122,730	7,395,710
Covidien PLC	94,300	5,603,306
Edwards Lifesciences Corp.*	49,000	5,261,130
Intuitive Surgical, Inc.*	7,905	3,917,955
Medtronic, Inc.	232,890	10,042,217

		32,220,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services 3.0%
Express Scripts Holding Co.*	279,120	$17,492,450
HCA Holdings, Inc.	132,020	4,389,665
McKesson Corp.	43,500	3,742,305
UnitedHealth Group, Inc.	120,370	6,669,702
WellPoint, Inc.	64,190	3,723,662

		36,017,784

Health Care Technology 0.7%
Cerner Corp.*	111,730	8,649,019

Hotels, Restaurants & Leisure 2.7%
Las Vegas Sands Corp.	95,500	4,428,335
Marriott International, Inc., Class A	26,500	1,036,150
McDonald’s Corp.	121,660	11,162,305
Starbucks Corp.	232,160	11,782,120
Yum! Brands, Inc.	58,700	3,894,158

		32,303,068

Household Products 0.5%
Colgate-Palmolive Co.	54,660	5,860,645

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The)*	177,280	1,944,762

Industrial Conglomerates 1.4%
3M Co.	27,460	2,537,853
Danaher Corp.	263,360	14,524,304

		17,062,157

Information Technology Services 5.4%
Accenture PLC, Class A	77,760	5,445,533
Alliance Data Systems Corp.*	4,910	696,974
Cognizant Technology Solutions Corp., Class A*	101,160	7,073,107
CoreLogic, Inc.*	58,970	1,564,474
International Business Machines Corp.	99,530	20,647,499
MasterCard, Inc., Class A	10,900	4,921,132
Teradata Corp.*	52,000	3,921,320
Visa, Inc., Class A	150,670	20,231,968

		64,502,007

Insurance 0.6%
American International Group, Inc.*	88,550	2,903,555
Everest Re Group Ltd.	11,990	1,282,450
Hartford Financial Services Group, Inc.	82,030	1,594,663
Prudential Financial, Inc.	27,180	1,481,582

		7,262,250

Internet & Catalog Retail 2.5%
Amazon.com, Inc.*	37,230	9,468,333
Expedia, Inc.	99,000	5,726,160
priceline.com, Inc.*	24,045	14,877,363

		30,071,856

Internet Software & Services 6.2%
eBay, Inc.*	261,720	12,669,865
Equinix, Inc.*	6,780	1,397,019
Google, Inc., Class A*	75,220	56,753,490
VeriSign, Inc.*	84,400	4,109,436

		74,929,810

Leisure Equipment & Products 0.2%
Mattel, Inc.	82,620	2,931,358

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	66,240	3,896,899

Machinery 3.2%
Caterpillar, Inc.	153,590	13,214,884
Cummins, Inc.	86,940	8,016,737
Eaton Corp.	78,750	3,721,725
Illinois Tool Works, Inc.	76,300	4,537,561
Joy Global, Inc.	26,230	1,470,454
Kennametal, Inc.	48,780	1,808,762
Parker Hannifin Corp.	50,260	4,200,731
Sauer-Danfoss, Inc.	50,900	2,046,689

		39,017,543

Media 2.6%
CBS Corp. Non-Voting Shares, Class B	99,200	3,603,936
Comcast Corp., Class A	49,930	1,785,996
Omnicom Group, Inc.	114,670	5,912,385
Time Warner Cable, Inc.	65,370	6,214,072
Viacom, Inc., Class B	190,610	10,214,790
Virgin Media, Inc.	141,640	4,169,882

		31,901,061

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	114,440	4,529,535

Multiline Retail 1.1%
Dollar General Corp.*	176,120	9,077,225
Macy’s, Inc.	102,840	3,868,841

		12,946,066

Oil, Gas & Consumable Fuels 3.7%
Cabot Oil & Gas Corp.	92,100	4,135,290
Chevron Corp.	107,550	12,536,028
Concho Resources, Inc.*	54,600	5,173,350
Denbury Resources, Inc.*	370,070	5,980,331
Exxon Mobil Corp.	40,360	3,690,922
HollyFrontier Corp.	54,180	2,236,008
Occidental Petroleum Corp.	78,110	6,722,147
Range Resources Corp.	60,100	4,199,187

		44,673,263

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	52,200	3,213,954
Nu Skin Enterprises, Inc., Class A	32,300	1,254,209

		4,468,163

Pharmaceuticals 2.8%
Abbott Laboratories	129,490	8,877,834
Johnson & Johnson	73,600	5,071,776
Merck & Co., Inc.	160,310	7,229,981
Pfizer, Inc.	411,600	10,228,260
Shire PLC, ADR-IE	26,800	2,377,160

		33,785,011

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 1.2%
American Tower Corp.	162,620	$11,609,442
Public Storage	19,310	2,687,373

		14,296,815

Road & Rail 1.8%
CSX Corp.	207,750	4,310,813
Union Pacific Corp.	142,160	16,874,392

		21,185,205

Semiconductors & Semiconductor Equipment 1.6%
Altera Corp.	204,450	6,948,233
Broadcom Corp., Class A*	248,500	8,593,130
KLA-Tencor Corp.	55,720	2,658,123
Linear Technology Corp.	29,580	942,123

		19,141,609

Software 5.9%
Activision Blizzard, Inc.	308,430	3,479,091
Adobe Systems, Inc.*	248,620	8,070,205
Citrix Systems, Inc.*	98,780	7,563,585
Fortinet, Inc.*	78,080	1,884,851
Intuit, Inc.	71,100	4,186,368
Microsoft Corp.	487,590	14,520,430
Oracle Corp.	525,810	16,557,757
Salesforce.com, Inc.*	70,600	10,779,914
SolarWinds, Inc.*	68,550	3,820,977

		70,863,178

Specialty Retail 4.2%
American Eagle Outfitters, Inc.	169,690	3,577,065
Best Buy Co., Inc.	86,050	1,479,199
Gap, Inc. (The)	237,140	8,484,869
Home Depot, Inc. (The)	235,050	14,189,969
O’Reilly Automotive, Inc.*	35,800	2,993,596
PetSmart, Inc.	46,920	3,236,542
Ross Stores, Inc.	24,500	1,582,700
TJX Cos., Inc.	268,890	12,043,583
Ulta Salon Cosmetics & Fragrance, Inc.	37,600	3,621,068

		51,208,591

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	71,800	4,022,236
Michael Kors Holdings Ltd.*	116,650	6,203,447
Ralph Lauren Corp.	30,100	4,552,023

		14,777,706

Tobacco 2.7%
Lorillard, Inc.	23,270	2,709,791
Philip Morris International, Inc.	329,200	29,608,248

		32,318,039

Wireless Telecommunication Services 0.4%
SBA Communications Corp., Class A*	78,100	4,912,490

Total Common Stocks (cost $1,028,364,422)		1,190,947,786

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (a)	10,292,830	$10,292,830

Total Mutual Fund (cost $10,292,830)		10,292,830

Total Investments (cost $1,038,657,252) (b) — 99.8%		1,201,240,616
Other assets in excess of liabilities — 0.2%		2,651,130

NET ASSETS — 100.0%		$1,203,891,746

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2012.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,043,685,754, tax unrealized appreciation and depreciation were $175,627,775 and $(18,072,913), respectively.

ADR	American Depositary Receipt
IE	Ireland
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,190,947,786	$—	$—	$1,190,947,786
Mutual Fund	10,292,830	—	—	10,292,830

Total	$1,201,240,616	$—	$—	$1,201,240,616

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 98.7%

	Shares	Market Value
AUSTRALIA 0.3%
Air Freight & Logistics 0.3%
Toll Holdings Ltd.	774,357	$3,521,752

BERMUDA 0.3%
Insurance 0.3%
Everest Re Group Ltd.	43,430	4,645,273

CANADA 1.4%
Chemicals 0.5%
Methanex Corp.	211,300	6,030,502

Oil, Gas & Consumable Fuels 0.7%
Canadian Natural Resources Ltd.	320,600	9,871,274

Paper & Forest Products 0.2%
Domtar Corp.	32,920	2,577,307

		18,479,083

FRANCE 0.4%
Food Products 0.4%
Danone SA	83,532	5,139,643

HONG KONG 0.6%
Insurance 0.4%
AIA Group Ltd.	1,483,400	5,496,638

Water Utilities 0.2%
Guangdong Investment Ltd.	2,916,000	2,303,546

		7,800,184

IRELAND 0.3%
Health Care Equipment & Supplies 0.3%
Covidien PLC	66,400	3,945,488

JAPAN 0.5%
Oil, Gas & Consumable Fuels 0.2%
INPEX Corp.	401	2,383,843

Pharmaceuticals 0.3%
Daiichi Sankyo Co., Ltd.	301,400	4,964,729

		7,348,572

NETHERLANDS 0.6%
Chemicals 0.6%
Akzo Nobel NV	67,814	3,829,240
LyondellBasell Industries NV, Class A	79,540	4,109,036

		7,938,276

PANAMA 0.2%
Airlines 0.2%
Copa Holdings SA, Class A	37,670	3,061,441

SINGAPORE 0.4%
Electronic Equipment, Instruments & Components 0.4%
Flextronics International Ltd.*	953,800	5,722,800

SWITZERLAND 1.6%
Energy Equipment & Services 0.2%
Noble Corp.*	68,200	2,440,196

Household Durables 0.1%
Garmin Ltd.	43,380	1,810,681

Insurance 0.3%
Allied World Assurance Co. Holdings AG	48,260	3,728,085

Pharmaceuticals 1.0%
Roche Holding AG	70,234	13,137,037

		21,115,999

UNITED KINGDOM 0.4%
Auto Components 0.1%
Delphi Automotive PLC*	71,450	2,214,950

Insurance 0.3%
Aon PLC	72,320	3,781,613

		5,996,563

UNITED STATES 91.7%
Aerospace & Defense 1.7%
General Dynamics Corp.	50,400	3,332,448
Honeywell International, Inc.	82,230	4,913,242
L-3 Communications Holdings, Inc.	85,500	6,131,205
Lockheed Martin Corp.	42,590	3,977,054
Textron, Inc.	202,610	5,302,304

		23,656,253

Air Freight & Logistics 0.8%
FedEx Corp.	57,040	4,826,725
United Parcel Service, Inc., Class B	87,700	6,276,689

		11,103,414

Auto Components 0.5%
Johnson Controls, Inc.	240,110	6,579,014

Automobiles 0.5%
General Motors Co.*	190,200	4,327,050
Thor Industries, Inc.	68,700	2,495,184

		6,822,234

Beverages 1.9%
Coca-Cola Enterprises, Inc.	162,680	5,087,004
Dr Pepper Snapple Group, Inc.	44,400	1,977,132
Molson Coors Brewing Co., Class B	276,600	12,460,830
PepsiCo, Inc.	95,100	6,730,227

		26,255,193

Capital Markets 4.0%
Ameriprise Financial, Inc.	227,908	12,920,105
Bank of New York Mellon Corp. (The)	83,420	1,886,960
BlackRock, Inc.	42,400	7,559,920
Franklin Resources, Inc.	21,520	2,691,506
Goldman Sachs Group, Inc. (The)	215,810	24,533,281
Invesco Ltd.	83,230	2,079,918
TD Ameritrade Holding Corp.	176,170	2,707,733

		54,379,423

Chemicals 2.2%
Cabot Corp.	29,900	1,093,443
Celanese Corp. Series A	154,090	5,841,552

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	21,510	$4,780,382
Eastman Chemical Co.	35,560	2,027,275
Mosaic Co. (The)	237,160	13,662,788
Rockwood Holdings, Inc.	53,940	2,513,604

		29,919,044

Commercial Banks 4.8%
CapitalSource, Inc.	197,590	1,497,732
Comerica, Inc.	211,680	6,572,664
Fifth Third Bancorp	200,440	3,108,825
PNC Financial Services Group, Inc.	168,530	10,634,243
SunTrust Banks, Inc.	73,400	2,075,018
U.S. Bancorp	223,840	7,677,712
Wells Fargo & Co.	973,610	33,618,753

		65,184,947

Commercial Services & Supplies 0.1%
Republic Services, Inc.	58,580	1,611,536

Communications Equipment 2.5%
Cisco Systems, Inc.	755,860	14,429,367
Harris Corp.	72,700	3,723,694
Juniper Networks, Inc.*	347,700	5,949,147
QUALCOMM, Inc.	147,590	9,222,899

		33,325,107

Computers & Peripherals 1.3%
Apple, Inc.	7,200	4,804,272
EMC Corp.*	147,140	4,012,508
Hewlett-Packard Co.	268,170	4,574,980
SanDisk Corp.*	102,380	4,446,363

		17,838,123

Construction & Engineering 0.2%
URS Corp.	72,210	2,549,735

Consumer Finance 1.1%
Capital One Financial Corp.	112,860	6,434,149
Discover Financial Services	220,550	8,762,451

		15,196,600

Containers & Packaging 0.2%
Packaging Corp. of America	58,280	2,115,564

Diversified Consumer Services 0.2%
DeVry, Inc.(a)	129,400	2,945,144

Diversified Financial Services 7.3%
Bank of America Corp.	1,510,300	13,335,949
Citigroup, Inc.	539,690	17,658,657
JPMorgan Chase & Co.	1,026,960	41,571,341
Moody’s Corp.	133,820	5,910,829
NASDAQ OMX Group, Inc. (The)	590,798	13,762,639
NYSE Euronext	248,900	6,135,385

		98,374,800

Diversified Telecommunication Services 1.2%
AT&T, Inc.	315,150	11,881,155
CenturyLink, Inc.	114,270	4,616,508

		16,497,663

Electric Utilities 1.7%
American Electric Power Co., Inc.	56,990	2,504,141
Edison International	44,530	2,034,576
Entergy Corp.	122,500	8,489,250
FirstEnergy Corp.	81,340	3,587,094
NV Energy, Inc.	317,750	5,722,677

		22,337,738

Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.*	116,400	3,923,844
Corning, Inc.	146,010	1,920,031

		5,843,875

Energy Equipment & Services 3.0%
Baker Hughes, Inc.	237,300	10,733,079
Cameron International Corp.*	145,554	8,161,213
Halliburton Co.	428,900	14,449,641
National Oilwell Varco, Inc.	46,080	3,691,469
Schlumberger Ltd.	56,770	4,106,174

		41,141,576

Food & Staples Retailing 1.1%
CVS Caremark Corp.	213,270	10,326,533
Kroger Co. (The)	131,510	3,095,746
Walgreen Co.	38,970	1,420,067

		14,842,346

Food Products 2.4%
Archer-Daniels-Midland Co.	123,100	3,345,858
Bunge Ltd.	78,880	5,288,904
ConAgra Foods, Inc.	186,340	5,141,121
Dean Foods Co.*	178,530	2,918,965
General Mills, Inc.	51,450	2,050,282
Ingredion, Inc.	86,800	4,787,888
Kraft Foods Group, Inc.*	22,550	1,006,858
Kraft Foods, Inc., Class A	143,330	5,926,696
Smithfield Foods, Inc.*	99,080	1,946,922

		32,413,494

Gas Utilities 0.3%
UGI Corp.	135,300	4,295,775

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	81,300	4,899,138
Medtronic, Inc.	321,800	13,876,016
St. Jude Medical, Inc.	68,140	2,870,738

		21,645,892

Health Care Providers & Services 3.3%
Aetna, Inc.	361,150	14,301,540
Cigna Corp.	71,240	3,360,391
HCA Holdings, Inc.	182,490	6,067,793
Humana, Inc.	42,240	2,963,136
McKesson Corp.	39,780	3,422,273

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	56,900	$3,152,829
Universal Health Services, Inc., Class B	253,800	11,606,274

		44,874,236

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	163,590	5,961,220
International Game Technology	121,430	1,589,519
Royal Caribbean Cruises Ltd.	96,840	2,925,536

		10,476,275

Household Durables 0.7%
Newell Rubbermaid, Inc.	259,620	4,956,146
PulteGroup, Inc.*	126,300	1,957,650
Toll Brothers, Inc.*	83,140	2,762,742

		9,676,538

Household Products 1.1%
Energizer Holdings, Inc.	90,160	6,726,838
Procter & Gamble Co. (The)	108,700	7,539,432

		14,266,270

Independent Power Producers & Energy Traders 0.8%
AES Corp. (The)*	405,780	4,451,406
NRG Energy, Inc.	301,530	6,449,727

		10,901,133

Industrial Conglomerates 1.9%
General Electric Co.	1,146,180	26,029,748

Information Technology Services 1.9%
Booz Allen Hamilton Holding Corp.(a)	374,700	5,189,595
Paychex, Inc.	215,900	7,187,311
Western Union Co. (The)	713,600	13,001,792

		25,378,698

Insurance 5.8%
Aflac, Inc.	118,120	5,655,586
American International Group, Inc.*	471,580	15,463,108
Berkshire Hathaway, Inc., Class B*	38,890	3,430,098
Chubb Corp. (The)	74,530	5,685,148
Marsh & McLennan Cos., Inc.	170,370	5,780,654
MetLife, Inc.	152,960	5,271,002
Principal Financial Group, Inc.	240,500	6,479,070
Progressive Corp. (The)	166,600	3,455,284
Prudential Financial, Inc.	169,480	9,238,355
Reinsurance Group of America, Inc.	82,700	4,785,849
StanCorp Financial Group, Inc.	65,400	2,043,096
Travelers Cos., Inc. (The)	42,740	2,917,432
Unum Group	438,900	8,435,658

		78,640,340

Internet Software & Services 1.1%
AOL, Inc.*	66,030	2,326,237
Google, Inc., Class A*	16,018	12,085,581

		14,411,818

Leisure Equipment & Products 0.2%
Mattel, Inc.	84,070	2,982,804

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	239,400	9,204,930
Thermo Fisher Scientific, Inc.	88,810	5,224,692

		14,429,622

Machinery 1.9%
AGCO Corp.*	53,200	2,525,936
Cummins, Inc.	29,450	2,715,585
Dover Corp.	47,500	2,825,775
Eaton Corp.(a)	203,550	9,619,773
PACCAR, Inc.	117,000	4,682,925
Stanley Black & Decker, Inc.	47,880	3,650,850

		26,020,844

Media 4.0%
Comcast Corp., Class A	224,260	8,021,780
Interpublic Group of Cos., Inc. (The)	149,740	1,665,109
News Corp., Class A	380,710	9,338,816
Omnicom Group, Inc.	78,290	4,036,633
Time Warner Cable, Inc.	54,200	5,152,252
Time Warner, Inc.	263,070	11,924,963
Viacom, Inc., Class B	98,670	5,287,725
Walt Disney Co. (The)	159,000	8,312,520

		53,739,798

Metals & Mining 0.2%
Cliffs Natural Resources, Inc.	71,140	2,783,708

Multiline Retail 1.4%
Kohl’s Corp.	206,000	10,551,320
Macy’s, Inc.	227,570	8,561,183

		19,112,503

Multi-Utilities 0.4%
Alliant Energy Corp.	41,900	1,818,041
Sempra Energy	62,450	4,027,401

		5,845,442

Oil, Gas & Consumable Fuels 11.1%
Anadarko Petroleum Corp.	170,914	11,950,307
Apache Corp.	51,700	4,470,499
Chevron Corp.	143,320	16,705,379
Cobalt International Energy, Inc.*	433,200	9,647,364
CONSOL Energy, Inc.	155,600	4,675,780
EOG Resources, Inc.	70,716	7,923,728
Exxon Mobil Corp.	243,270	22,247,041
Hess Corp.	62,750	3,370,930
Marathon Oil Corp.	86,290	2,551,595
Marathon Petroleum Corp.	136,830	7,469,550
Newfield Exploration Co.*	131,300	4,112,316
Occidental Petroleum Corp.	188,230	16,199,074
Phillips 66	66,470	3,082,214
QEP Resources, Inc.	246,400	7,801,024
Southwestern Energy Co.*	322,200	11,206,116
Valero Energy Corp.	332,590	10,536,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.*	56,500	$2,676,970
WPX Energy, Inc.*	242,200	4,018,098

		150,644,436

Paper & Forest Products 0.6%
International Paper Co.	210,300	7,638,096

Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	35,360	1,373,029

Pharmaceuticals 6.9%
Abbott Laboratories	75,650	5,186,564
Eli Lilly & Co.	42,160	1,998,806
Johnson & Johnson	256,483	17,674,243
Merck & Co., Inc.	797,730	35,977,623
Mylan, Inc.*	85,390	2,083,516
Pfizer, Inc.	1,223,740	30,409,939

		93,330,691

Professional Services 0.2%
Manpower, Inc.	89,800	3,304,640

Real Estate Investment Trusts (REITs) 1.9%
Equity Lifestyle Properties, Inc.	62,800	4,277,936
Federal Realty Investment Trust	35,590	3,747,627
Hatteras Financial Corp.	141,200	3,980,428
Health Care REIT, Inc.	53,800	3,106,950
Public Storage	14,320	1,992,915
Simon Property Group, Inc.	21,370	3,244,180
Vornado Realty Trust	35,500	2,877,275
Weyerhaeuser Co.	89,360	2,335,870

		25,563,181

Road & Rail 0.4%
Norfolk Southern Corp.	43,600	2,774,268
Union Pacific Corp.	24,200	2,872,540

		5,646,808

Semiconductors & Semiconductor Equipment 0.8%
Intel Corp.	206,730	4,688,636
Teradyne, Inc.*	189,000	2,687,580
Texas Instruments, Inc.	135,510	3,733,301

		11,109,517

Software 1.3%
Activision Blizzard, Inc.	285,000	3,214,800
Microsoft Corp.	123,780	3,686,168
Oracle Corp.	358,490	11,288,850

		18,189,818

Specialty Retail 0.3%
American Eagle Outfitters, Inc.	166,680	3,513,614

Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	30,590	2,866,895

Tobacco 0.1%
Lorillard, Inc.	13,110	1,526,659

Trading Companies & Distributors 0.2%
United Rentals, Inc.*	68,790	$2,250,121

		1,243,401,772

Total Common Stocks (cost $1,271,553,293)		1,338,116,846

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (b)	21,640,416	$21,640,416

Total Mutual Fund (cost $21,640,416)		21,640,416

Repurchase Agreements 0.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $5,000,083, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63%—1.38%, maturing 12/28/12—07/25/17; total market value $5,100,024.(c)	$5,000,000	$5,000,000
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $6,320,122, collateralized by a U.S. Government Treasury Securities, 2.13% maturing 08/15/21; total market value $6,446,442.(c)	6,320,001	6,320,001

Total Repurchase Agreements (cost $11,320,001)		11,320,001

Total Investments (cost $1,304,513,710) (d) — 101.1%		1,371,077,263
Liabilities in excess of other assets — (1.1)%		(14,791,105)

NET ASSETS — 100.0%		$1,356,286,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $11,024,954.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $11,320,001.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,316,733,585, tax unrealized appreciation and depreciation were $94,083,483 and $(39,739,805), respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$23,656,253	$—	$—	$23,656,253
Air Freight & Logistics	11,103,414	3,521,752	—	14,625,166
Airlines	3,061,441	—	—	3,061,441
Auto Components	8,793,964	—	—	8,793,964
Automobiles	6,822,234	—	—	6,822,234
Beverages	26,255,193	—	—	26,255,193
Capital Markets	54,379,423	—	—	54,379,423
Chemicals	40,058,582	3,829,240	—	43,887,822
Commercial Banks	65,184,947	—	—	65,184,947
Commercial Services & Supplies	1,611,536	—	—	1,611,536
Communications Equipment	33,325,107	—	—	33,325,107
Computers & Peripherals	17,838,123	—	—	17,838,123
Construction & Engineering	2,549,735	—	—	2,549,735
Consumer Finance	15,196,600	—	—	15,196,600
Containers & Packaging	2,115,564	—	—	2,115,564
Diversified Consumer Services	2,945,144	—	—	2,945,144
Diversified Financial Services	98,374,800	—	—	98,374,800
Diversified Telecommunication Services	16,497,663	—	—	16,497,663
Electric Utilities	22,337,738	—	—	22,337,738
Electronic Equipment, Instruments & Components	11,566,675	—	—	11,566,675
Energy Equipment & Services	43,581,772	—	—	43,581,772
Food & Staples Retailing	14,842,346	—	—	14,842,346
Food Products	32,413,494	5,139,643	—	37,553,137
Gas Utilities	4,295,775	—	—	4,295,775
Health Care Equipment & Supplies	25,591,380	—	—	25,591,380
Health Care Providers & Services	44,874,236	—	—	44,874,236
Hotels, Restaurants & Leisure	10,476,275	—	—	10,476,275
Household Durables	11,487,219	—	—	11,487,219
Household Products	14,266,270	—	—	14,266,270
Independent Power Producers & Energy Traders	10,901,133	—	—	10,901,133
Industrial Conglomerates	26,029,748	—	—	26,029,748
Information Technology Services	25,378,698	—	—	25,378,698

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Insurance	$90,795,311	$5,496,638	$—	$96,291,949
Internet Software & Services	14,411,818	—	—	14,411,818
Leisure Equipment & Products	2,982,804	—	—	2,982,804
Life Sciences Tools & Services	14,429,622	—	—	14,429,622
Machinery	26,020,844	—	—	26,020,844
Media	53,739,798	—	—	53,739,798
Metals & Mining	2,783,708	—	—	2,783,708
Multiline Retail	19,112,503	—	—	19,112,503
Multi-Utilities	5,845,442	—	—	5,845,442
Oil, Gas & Consumable Fuels	160,515,710	2,383,843	—	162,899,553
Paper & Forest Products	10,215,403	—	—	10,215,403
Personal Products	1,373,029	—	—	1,373,029
Pharmaceuticals	93,330,691	18,101,766	—	111,432,457
Professional Services	3,304,640	—	—	3,304,640
Real Estate Investment Trusts (REITs)	25,563,181	—	—	25,563,181
Road & Rail	5,646,808	—	—	5,646,808
Semiconductors & Semiconductor Equipment	11,109,517	—	—	11,109,517
Software	18,189,818	—	—	18,189,818
Specialty Retail	3,513,614	—	—	3,513,614
Textiles, Apparel & Luxury Goods	2,866,895	—	—	2,866,895
Tobacco	1,526,659	—	—	1,526,659
Trading Companies & Distributors	2,250,121	—	—	2,250,121
Water Utilities	—	2,303,546	—	2,303,546

Total Common Stocks	$1,297,340,418	$40,776,428	$—	$1,338,116,846

Mutual Fund	21,640,416	—	—	21,640,416
Repurchase Agreements	—	11,320,001	—	11,320,001

Total	$1,318,980,834	$52,096,429	$—	$1,371,077,263

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.9%
	Shares	Market Value
ARGENTINA 0.5%
Internet Software & Services 0.5%
MercadoLibre, Inc.	54,200	$4,474,210

CANADA 0.5%
Road & Rail 0.4%
Canadian Pacific Railway Ltd.(a)	32,500	2,693,925

Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica, Inc.*(a)	14,500	1,072,130

		3,766,055

ISRAEL 1.7%
Household Durables 0.6%
SodaStream International Ltd.*(a)	111,200	4,355,704

Semiconductors & Semiconductor Equipment 0.7%
EZchip Semiconductor Ltd.*(a)	94,800	2,899,932
Mellanox Technologies Ltd.*(a)	29,900	3,035,747

		5,935,679

Software 0.4%
Check Point Software Technologies Ltd.*	69,400	3,342,304

		13,633,687

NETHERLANDS 0.9%
Electrical Equipment 0.4%
Sensata Technologies Holding NV*(a)	112,600	3,352,102

Energy Equipment & Services 0.5%
Core Laboratories NV(a)	31,600	3,838,768

		7,190,870

PANAMA 0.9%
Airlines 0.9%
Copa Holdings SA, Class A	86,100	6,997,347

SINGAPORE 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Avago Technologies Ltd.	157,600	5,494,724

UNITED STATES 93.7%
Aerospace & Defense 3.5%
B/E Aerospace, Inc.*	89,100	3,751,110
HEICO Corp.	100,100	3,872,869
Precision Castparts Corp.	24,800	4,050,832
TransDigm Group, Inc.*	72,400	10,271,388
Triumph Group, Inc.	96,800	6,052,904

		27,999,103

Auto Components 0.6%
BorgWarner, Inc.*	73,500	5,079,585
Automobiles 0.6%
Tesla Motors, Inc.*(a)	159,460	4,668,989
Beverages 1.5%
Beam, Inc.	50,000	2,877,000
Boston Beer Co., Inc. (The), Class A*(a)	48,300	5,408,151
Monster Beverage Corp.*	63,300	3,428,328

		11,713,479

Biotechnology 4.8%
Alexion Pharmaceuticals, Inc.*	117,000	13,384,800
ARIAD Pharmaceuticals, Inc.*	40,000	969,000
BioMarin Pharmaceutical, Inc.*	142,152	5,724,461
Cepheid, Inc.*	172,600	5,956,426
Cubist Pharmaceuticals, Inc.*	188,800	9,001,984
Onyx Pharmaceuticals, Inc.*	11,500	971,750
Orexigen Therapeutics, Inc.*(a)	193,000	1,102,030
Threshold Pharmaceuticals, Inc.*(a)	210,000	1,520,400

		38,630,851

Building Products 0.4%
Fortune Brands Home & Security, Inc.*	125,000	3,376,250
Capital Markets 2.5%
Affiliated Managers Group, Inc.*	108,600	13,357,800
Raymond James Financial, Inc.	85,000	3,115,250
Stifel Financial Corp.*	105,300	3,538,080

		20,011,130

Chemicals 2.0%
Airgas, Inc.	145,100	11,941,730
Ashland, Inc.	56,100	4,016,760

		15,958,490

Commercial Services & Supplies 0.9%
Stericycle, Inc.*	80,000	7,241,600

Communications Equipment 0.6%
Aruba Networks, Inc.*	47,500	1,068,037
F5 Networks, Inc.*	32,100	3,360,870

		4,428,907

Computers & Peripherals 0.3%
Stratasys, Inc.*(a)	50,900	2,768,960

Containers & Packaging 0.1%
Packaging Corp. of America	27,500	998,250

Diversified Financial Services 0.6%
IntercontinentalExchange, Inc.*	35,972	4,799,025

Diversified Telecommunication Services 0.7%
Iridium Communications, Inc.*(a)	530,300	3,881,796
tw telecom, inc.*	74,500	1,942,215

		5,824,011

Electrical Equipment 2.1%
AMETEK, Inc.	177,550	6,294,147
Regal-Beloit Corp.	49,500	3,488,760
Roper Industries, Inc.	62,000	6,813,180

		16,596,087

Electronic Equipment, Instruments & Components 1.3%
FEI Co.	70,700	3,782,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Electronic Equipment, Instruments & Components (continued)
Trimble Navigation Ltd.*	140,700	$6,705,762

		10,488,212

Energy Equipment & Services 2.2%
Cameron International Corp.*	45,500	2,551,185
GulfMark Offshore, Inc., Class A*	85,400	2,821,616
Oceaneering International, Inc.	28,100	1,552,525
Oil States International, Inc.*	130,900	10,401,314

		17,326,640

Food & Staples Retailing 1.6%
Fresh Market, Inc. (The)*	77,300	4,636,454
PriceSmart, Inc.	45,000	3,407,400
Whole Foods Market, Inc.	46,000	4,480,400

		12,524,254

Food Products 1.2%
Annie’s, Inc.*(a)	74,691	3,349,144
Mead Johnson Nutrition Co.	51,700	3,788,576
Smart Balance, Inc.*	206,600	2,495,728

		9,633,448

Health Care Equipment & Supplies 3.4%
Align Technology, Inc.*	108,800	4,022,336
Edwards Lifesciences Corp.*	31,500	3,382,155
HeartWare International, Inc.*(a)	26,800	2,532,332
Intuitive Surgical, Inc.*	7,300	3,618,099
Masimo Corp.*	67,500	1,632,150
Sirona Dental Systems, Inc.*	75,600	4,306,176
Thoratec Corp.*	142,700	4,937,420
Volcano Corp.*	108,700	3,105,559

		27,536,227

Health Care Providers & Services 3.7%
Catamaran Corp.*	118,500	11,609,445
DaVita, Inc.*	39,400	4,082,234
Hanger, Inc.*	168,038	4,794,124
HMS Holdings Corp.*	97,000	3,242,710
Team Health Holdings, Inc.*	202,000	5,480,260

		29,208,773

Health Care Technology 1.3%
athenahealth, Inc.*(a)	38,800	3,560,676
Cerner Corp.*	90,000	6,966,900

		10,527,576

Hotels, Restaurants & Leisure 1.7%
Buffalo Wild Wings, Inc.*	25,000	2,143,500
Chipotle Mexican Grill, Inc.*	5,600	1,778,224
Panera Bread Co., Class A*	39,100	6,681,799
Starwood Hotels & Resorts Worldwide, Inc.	51,500	2,984,940

		13,588,463

Household Products 0.6%
Church & Dwight Co., Inc.	84,500	4,562,155

Information Technology Services 3.7%
Alliance Data Systems Corp.*(a)	87,500	12,420,625
Cognizant Technology Solutions Corp., Class A*	61,900	4,328,048
CoreLogic, Inc.*	129,101	3,425,049
Gartner, Inc.*	112,253	5,173,741
Teradata Corp.*	35,000	2,639,350
VeriFone Systems, Inc.*	67,500	1,879,875

		29,866,688

Internet & Catalog Retail 0.6%
Expedia, Inc.	61,300	3,545,592
TripAdvisor, Inc.*	40,774	1,342,688

		4,888,280

Internet Software & Services 3.8%
Angie’s List, Inc.*(a)	179,760	1,901,861
CoStar Group, Inc.*	43,800	3,571,452
DealerTrack Holdings, Inc.*	48,905	1,362,004
ExactTarget, Inc.*	225,966	5,472,897
Liquidity Services, Inc.*(a)	161,000	8,083,810
Rackspace Hosting, Inc.*	153,300	10,131,597

		30,523,621

Leisure Equipment & Products 0.6%
LeapFrog Enterprises, Inc.*	497,182	4,484,582

Life Sciences Tools & Services 0.9%
Bruker Corp.*	215,303	2,818,316
Illumina, Inc.*(a)	89,400	4,309,080

		7,127,396

Machinery 4.0%
Chart Industries, Inc.*	79,400	5,863,690
Colfax Corp.*	99,159	3,636,161
Cummins, Inc.	20,000	1,844,200
Donaldson Co., Inc.	140,000	4,859,400
Graco, Inc.	113,800	5,721,864
Pall Corp.	76,000	4,825,240
Wabtec Corp.	69,800	5,604,242

		32,354,797

Media 0.8%
AMC Networks, Inc., Class A*	85,500	3,720,960
Discovery Communications, Inc., Class A*(a)	50,500	3,011,315

		6,732,275

Multiline Retail 0.9%
Dollar Tree, Inc.*	150,000	7,241,250

Oil, Gas & Consumable Fuels 3.4%
Approach Resources, Inc.*	135,920	4,095,270
Cabot Oil & Gas Corp.	195,800	8,791,420

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.*	42,700	$4,045,825
Denbury Resources, Inc.*	182,500	2,949,200
PDC Energy, Inc.*	103,700	3,280,031
Plains Exploration & Production Co.*	100,400	3,761,988

		26,923,734

Pharmaceuticals 1.6%
Impax Laboratories, Inc.*	235,900	6,123,964
Perrigo Co.	42,700	4,960,459
Salix Pharmaceuticals Ltd.*	50,000	2,117,000

		13,201,423

Professional Services 2.1%
Advisory Board Co. (The)*	145,000	6,935,350
Corporate Executive Board Co. (The)	11,633	623,878
Verisk Analytics, Inc., Class A*	189,355	9,015,191

		16,574,419

Real Estate Management & Development 1.6%
CBRE Group, Inc., Class A*	271,500	4,998,315
Jones Lang LaSalle, Inc.	61,900	4,726,065
Zillow, Inc., Class A*(a)	76,900	3,243,642

		12,968,022

Road & Rail 3.2%
Hertz Global Holdings, Inc.*(a)	360,418	4,948,539
J.B. Hunt Transport Services, Inc.	96,900	5,042,676
Kansas City Southern	201,900	15,299,982

		25,291,197

Semiconductors & Semiconductor Equipment 1.4%
Altera Corp.	78,600	2,671,221
Cavium, Inc.*(a)	107,500	3,582,975
Microchip Technology, Inc.	61,800	2,023,332
Skyworks Solutions, Inc.*	124,400	2,931,486

		11,209,014

Software 9.7%
ACI Worldwide, Inc.*	121,100	5,117,686
ANSYS, Inc.*	79,000	5,798,600
Aspen Technology, Inc.*	408,800	10,567,480
BroadSoft, Inc.*(a)	176,100	7,223,622
Citrix Systems, Inc.*	59,900	4,586,543
CommVault Systems, Inc.*	131,200	7,701,440
Concur Technologies, Inc.*(a)	29,500	2,175,035
Fortinet, Inc.*	276,506	6,674,855
Guidewire Software, Inc.*	8,960	278,208
Informatica Corp.*	80,000	2,784,800
MICROS Systems, Inc.*	86,200	4,234,144
QLIK Technologies, Inc.*	129,200	2,895,372
Red Hat, Inc.*	70,300	4,002,882
Salesforce.com, Inc.*	25,800	3,939,402
TIBCO Software, Inc.*	249,000	7,527,270
Ultimate Software Group, Inc.*	22,500	2,297,250

		77,804,589

Specialty Retail 9.3%
Bed Bath & Beyond, Inc.*	62,500	3,937,500
Cabela’s, Inc.*	40,000	2,187,200
Dick’s Sporting Goods, Inc.	102,100	5,293,885
DSW, Inc., Class A	155,603	10,381,832
GNC Holdings, Inc., Class A	182,585	7,115,337
Hibbett Sports, Inc.*	80,362	4,777,521
Lumber Liquidators Holdings, Inc.*(a)	42,300	2,143,764
O’Reilly Automotive, Inc.*	63,800	5,334,956
Ross Stores, Inc.	129,400	8,359,240
Select Comfort Corp.*	91,223	2,878,086
Tractor Supply Co.	100,132	9,902,054
Ulta Salon Cosmetics & Fragrance, Inc.	50,374	4,851,268
Urban Outfitters, Inc.*	100,000	3,756,000
Williams-Sonoma, Inc.	71,200	3,130,664

		74,049,307

Textiles, Apparel & Luxury Goods 2.9%
Fifth & Pacific Cos., Inc.*(a)	281,600	3,598,848
PVH Corp.	106,300	9,962,436
Under Armour, Inc., Class A*(a)	128,300	7,162,989
Warnaco Group, Inc. (The)*	48,500	2,517,150

		23,241,423

Thrifts & Mortgage Finance 0.2%
Ocwen Financial Corp.*	45,000	1,233,450

Trading Companies & Distributors 1.7%
Fastenal Co.	151,800	6,525,882
MSC Industrial Direct Co., Inc., Class A	51,300	3,460,698
WESCO International, Inc.*	67,600	3,866,720

		13,853,300

Wireless Telecommunication Services 3.1%
Crown Castle International Corp.*	81,600	5,230,560
SBA Communications Corp., Class A*(a)	305,929	19,242,934

		24,473,494

		749,532,726

Total Common Stocks (cost $637,953,591)		791,089,619

Mutual Fund 1.1%

	Shares	Market Value
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (b)	8,593,359	$8,593,359

Total Mutual Fund (cost $8,593,359)		8,593,359

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Repurchase Agreements 9.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $25,000,417, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63% to 1.38% maturing 12/28/12 to 07/25/17; total market value $25,500,121.(c)	$25,000,000	$25,000,000
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $53,665,862, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $54,738,480.(c)	53,664,834	53,664,834

Total Repurchase Agreements (cost $78,664,834)		78,664,834

Total Investments (cost $725,211,784) (d) — 109.8%		878,347,812
Liabilities in excess of other assets — (9.8)%		(78,176,155)

NET ASSETS — 100.0%		$800,171,657

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $76,505,493.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $78,664,834.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $729,055,171, tax unrealized appreciation and depreciation were $159,281,474 and $(9,988,833), respectively.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$791,089,619	$—	$—	$791,089,619
Mutual Fund	8,593,359	—	—	8,593,359
Repurchase Agreements	—	78,664,834	—	78,664,834

Total	$799,682,978	$78,664,834	$—	$878,347,812

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

At September 30, 2012, the Fund had no open futures contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

At September 30, 2012, the Fund had no open forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 98.0%

	Shares	Market Value
Aerospace & Defense 1.6%
Embraer SA, ADR-BR(a)	67,001	$1,783,567
Engility Holdings, Inc.*(a)	2,124	39,188
General Dynamics Corp.	27,546	1,821,341
L-3 Communications Holdings, Inc.	27,810	1,994,255
Northrop Grumman Corp.	67,912	4,511,394
Raytheon Co.	20,367	1,164,178
Rockwell Collins, Inc.	43,728	2,345,570

		13,659,493

Airlines 1.5%
Delta Air Lines, Inc.*	135,056	1,237,113
Japan Airlines Co., Ltd.*	54,700	2,558,368
Southwest Airlines Co.	640,943	5,621,070
United Continental Holdings, Inc.*(a)	94,980	1,852,110
US Airways Group, Inc.*(a)	84,705	886,014

		12,154,675

Auto Components 1.3%
Autoliv, Inc.	15,929	987,120
Lear Corp.	94,800	3,582,492
TRW Automotive Holdings Corp.*	86,187	3,767,234
Visteon Corp.*	61,176	2,719,885

		11,056,731

Automobiles 0.2%
Ford Motor Co.	179,037	1,765,305

Beverages 0.6%
Dr Pepper Snapple Group, Inc.	111,808	4,978,810

Building Products 0.5%
A.O. Smith Corp.	75,786	4,360,726

Capital Markets 2.4%
Charles Schwab Corp. (The)	216,503	2,769,073
Franklin Resources, Inc.	8,955	1,120,002
Invesco Ltd.	227,700	5,690,223
Lazard Ltd., Class A	58,317	1,704,606
Northern Trust Corp.	162,973	7,564,392
State Street Corp.	21,554	904,406

		19,752,702

Chemicals 2.6%
Agrium, Inc.	16,272	1,683,501
CF Industries Holdings, Inc.	12,400	2,755,776
Eastman Chemical Co.	159,416	9,088,306
Minerals Technologies, Inc.	14,909	1,057,496
PPG Industries, Inc.	63,813	7,328,285

		21,913,364

Commercial Banks 5.9%
CIT Group, Inc.*	290,956	11,460,757
Comerica, Inc.	208,150	6,463,058
Commerce Bancshares, Inc.	75,880	3,060,240
Cullen/Frost Bankers, Inc.	24,368	1,399,454
Fifth Third Bancorp	262,530	4,071,840
First Republic Bank	197,900	6,819,634
Huntington Bancshares, Inc.	479,884	3,311,200
KeyCorp	176,137	1,539,437
M&T Bank Corp.	26,981	2,567,512
PNC Financial Services Group, Inc.	34,774	2,194,239
SunTrust Banks, Inc.	94,739	2,678,272
TCF Financial Corp.	151,114	1,804,301
Westamerica Bancorporation(a)	47,020	2,212,291

		49,582,235

Commercial Services & Supplies 1.8%
Pitney Bowes, Inc.	93,900	1,297,698
Republic Services, Inc.	313,452	8,623,064
Tyco International Ltd.	68,119	3,832,375
Waste Management, Inc.	40,112	1,286,793

		15,039,930

Communications Equipment 0.2%
Juniper Networks, Inc.*	93,167	1,594,087

Computers & Peripherals 1.3%
Diebold, Inc.	15,864	534,775
NCR Corp.*	134,231	3,128,925
SanDisk Corp.*	30,845	1,339,598
Western Digital Corp.	146,179	5,661,513

		10,664,811

Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV	81,569	3,106,963
EMCOR Group, Inc.	43,769	1,249,167
Jacobs Engineering Group, Inc.*	40,097	1,621,122
KBR, Inc.	61,964	1,847,767
URS Corp.	92,400	3,262,644

		11,087,663

Containers & Packaging 1.5%
Bemis Co., Inc.	209,971	6,607,787
Crown Holdings, Inc.*	87,700	3,222,975
Rock-Tenn Co., Class A	21,848	1,576,989
Sonoco Products Co.	32,924	1,020,315

		12,428,066

Diversified Consumer Services 1.3%
Apollo Group, Inc., Class A*	18,846	547,476
Capella Education Co.*	18,580	651,415
DeVry, Inc.	111,647	2,541,086
H&R Block, Inc.	386,800	6,703,244
ITT Educational Services, Inc.*(a)	11,098	357,688

		10,800,909

Diversified Financial Services 0.1%
PICO Holdings, Inc.*	38,790	885,188

Diversified Telecommunication Services 1.3%
CenturyLink, Inc.	128,549	5,193,379
tw telecom, inc.*	102,426	2,670,246
Windstream Corp.	265,400	2,683,194

		10,546,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)
	Shares	Market Value
Electric Utilities 4.6%
Empire District Electric Co. (The)	124,531	$2,683,643
Entergy Corp.	41,094	2,847,814
Great Plains Energy, Inc.	189,538	4,219,116
IDACORP, Inc.	35,037	1,516,051
Northeast Utilities	43,539	1,664,496
NV Energy, Inc.	238,096	4,288,109
Pepco Holdings, Inc.(a)	117,819	2,226,779
Pinnacle West Capital Corp.	63,053	3,329,198
Portland General Electric Co.	70,266	1,899,992
Westar Energy, Inc.	116,354	3,451,060
Xcel Energy, Inc.	375,215	10,397,208

		38,523,466

Electrical Equipment 2.1%
ABB Ltd., ADR-CH*	80,778	1,510,549
Brady Corp., Class A	51,138	1,497,321
Cooper Industries PLC	149,219	11,200,378
Emerson Electric Co.	11,380	549,313
Rockwell Automation, Inc.	45,601	3,171,549

		17,929,110

Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	64,397	3,791,696
Avnet, Inc.*	110,813	3,223,550
Dolby Laboratories, Inc., Class A*	136,500	4,470,375
Molex, Inc., Class A	48,537	1,054,224
TE Connectivity Ltd.	59,234	2,014,548

		14,554,393

Energy Equipment & Services 1.2%
C&J Energy Services, Inc.*(a)	71,362	1,420,104
Ensco PLC, Class A	37,954	2,070,770
Helmerich & Payne, Inc.	24,171	1,150,781
McDermott International, Inc.*	77,080	941,918
Noble Corp.*	127,157	4,549,677

		10,133,250

Food & Staples Retailing 0.2%
Sysco Corp.	43,415	1,357,587

Food Products 2.7%
Campbell Soup Co.	24,584	856,015
ConAgra Foods, Inc.	99,553	2,746,667
General Mills, Inc.	41,437	1,651,264
Hershey Co. (The)	17,957	1,272,972
Hillshire Brands Co.	35,042	938,425
Kellogg Co.	48,731	2,517,443
Kraft Foods Group, Inc.*	25,329	1,130,940
Post Holdings, Inc.*	36,710	1,103,503
Ralcorp Holdings, Inc.*	109,926	8,024,598
Smithfield Foods, Inc.*	12,267	241,047
Tyson Foods, Inc., Class A	136,400	2,185,128

		22,668,002

Gas Utilities 0.7%
AGL Resources, Inc.	95,450	3,904,859
Questar Corp.	77,112	1,567,687

		5,472,546

Health Care Equipment & Supplies 3.8%
Becton, Dickinson and Co.	37,589	2,952,992
Boston Scientific Corp.*	436,029	2,502,806
CareFusion Corp.*	179,873	5,106,594
Medtronic, Inc.	27,529	1,187,051
STERIS Corp.	52,596	1,865,580
Stryker Corp.	25,326	1,409,645
Teleflex, Inc.	71,281	4,906,984
Zimmer Holdings, Inc.	179,980	12,170,248

		32,101,900

Health Care Providers & Services 3.7%
AmerisourceBergen Corp.	179,000	6,929,090
Cigna Corp.	168,867	7,965,456
Humana, Inc.	96,229	6,750,464
LifePoint Hospitals, Inc.*	76,184	3,259,152
MEDNAX, Inc.*	54,100	4,027,745
Patterson Cos., Inc.	70,720	2,421,453

		31,353,360

Hotels, Restaurants & Leisure 1.1%
CEC Entertainment, Inc.	64,877	1,954,095
Darden Restaurants, Inc.	17,849	995,082
International Game Technology	143,177	1,874,187
International Speedway Corp., Class A	26,820	760,883
Penn National Gaming, Inc.*	44,395	1,913,425
Royal Caribbean Cruises Ltd.(a)	60,567	1,829,729
Speedway Motorsports, Inc.	7,834	120,644

		9,448,045

Household Durables 0.3%
Newell Rubbermaid, Inc.	97,593	1,863,051
Whirlpool Corp.	8,141	674,970

		2,538,021

Household Products 0.3%
Clorox Co. (The)	22,883	1,648,720
Kimberly-Clark Corp.	11,069	949,499

		2,598,219

Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc.	146,000	3,122,940

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	82,534	1,926,959

Information Technology Services 2.5%
Amdocs Ltd.	281,257	9,278,668
FleetCor Technologies, Inc.*	56,900	2,549,120
Global Payments, Inc.	117,900	4,931,757
Western Union Co. (The)	237,800	4,332,716

		21,092,261

Insurance 9.4%
ACE Ltd.	22,635	1,711,206
Allstate Corp. (The)	138,309	5,478,419
Aon PLC	145,563	7,611,489
Axis Capital Holdings Ltd.	74,996	2,618,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)
	Shares	Market Value
Chubb Corp. (The)	46,446	$3,542,901
Everest Re Group Ltd.	84,428	9,030,419
Hartford Financial Services Group, Inc.	48,992	952,404
HCC Insurance Holdings, Inc.	207,112	7,019,026
Lincoln National Corp.	178,142	4,309,255
Loews Corp.	101,000	4,167,260
Marsh & McLennan Cos., Inc.	93,183	3,161,699
PartnerRe Ltd.	25,874	1,921,921
Principal Financial Group, Inc.	37,884	1,020,595
Progressive Corp. (The)	212,100	4,398,954
Reinsurance Group of America, Inc.	61,139	3,538,114
Symetra Financial Corp.	66,670	820,041
Travelers Cos., Inc. (The)	21,021	1,434,893
Unum Group	97,648	1,876,795
Validus Holdings Ltd.	89,916	3,049,052
W.R. Berkley Corp.	20,704	776,193
Willis Group Holdings PLC	88,056	3,251,028
XL Group PLC	285,635	6,863,809

		78,554,333

Internet & Catalog Retail 0.8%
Liberty Interactive Corp., Class A*	281,569	5,209,026
Liberty Ventures, Series A*	38,128	1,892,674

		7,101,700

Leisure Equipment & Products 0.3%
Hasbro, Inc.(a)	64,615	2,466,355

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	85,882	3,302,163
Life Technologies Corp.*	21,658	1,058,643

		4,360,806

Machinery 1.6%
AGCO Corp.*	42,346	2,010,588
ITT Corp.	120,108	2,420,176
Kaydon Corp.	83,102	1,856,499
Oshkosh Corp.*	38,450	1,054,683
Parker Hannifin Corp.	45,070	3,766,951
Stanley Black & Decker, Inc.	8,705	663,756
Woodward, Inc.	41,258	1,401,947

		13,174,600

Media 2.7%
Cablevision Systems Corp., Class A	127,200	2,016,120
DISH Network Corp., Class A	172,373	5,276,337
Interpublic Group of Cos., Inc. (The)	217,467	2,418,233
Liberty Media Corp. - Liberty Capital, Series A*	57,098	5,947,899
National CineMedia, Inc.	128,453	2,102,776
Regal Entertainment Group, Class A(a)	93,269	1,312,295
Virgin Media, Inc.(a)	109,449	3,222,178

		22,295,838

Metals & Mining 0.6%
Allegheny Technologies, Inc.	22,146	706,457
Freeport-McMoRan Copper & Gold, Inc.	21,738	860,390
Newmont Mining Corp.	33,769	1,891,402
Nucor Corp.	34,608	1,324,102

		4,782,351

Multiline Retail 0.9%
Kohl’s Corp.	34,130	1,748,138
Macy’s, Inc.	125,119	4,706,977
Target Corp.	18,155	1,152,298

		7,607,413

Multi-Utilities 5.9%
Alliant Energy Corp.	141,800	6,152,702
Ameren Corp.	58,481	1,910,574
CenterPoint Energy, Inc.	488,865	10,412,824
CMS Energy Corp.	363,800	8,567,490
DTE Energy Co.	73,658	4,415,061
PG&E Corp.	96,734	4,127,640
Sempra Energy	60,791	3,920,412
Wisconsin Energy Corp.	254,348	9,581,289

		49,087,992

Oil, Gas & Consumable Fuels 5.4%
Apache Corp.	13,257	1,146,333
Devon Energy Corp.	30,149	1,824,014
Enbridge, Inc.(a)	201,679	7,871,531
EQT Corp.	51,017	3,010,003
HollyFrontier Corp.	65,400	2,699,058
Imperial Oil Ltd.	86,747	3,992,780
Kinder Morgan, Inc.	40,831	1,450,317
Murphy Oil Corp.	44,404	2,384,051
Peabody Energy Corp.	39,648	883,754
Pioneer Natural Resources Co.	26,845	2,802,618
QEP Resources, Inc.	74,698	2,364,939
Southwestern Energy Co.*	52,306	1,819,203
Valero Energy Corp.	128,905	4,083,710
Whiting Petroleum Corp.*	82,704	3,918,515
Williams Cos., Inc. (The)	135,000	4,720,950

		44,971,776

Paper & Forest Products 0.7%
Domtar Corp.	29,809	2,333,747
International Paper Co.	35,153	1,276,757
MeadWestvaco Corp.	87,300	2,671,380

		6,281,884

Pharmaceuticals 3.2%
Endo Health Solutions, Inc.*	137,352	4,356,806
Forest Laboratories, Inc.*	167,000	5,946,870
Hospira, Inc.*	27,345	897,463
Mylan, Inc.*	253,000	6,173,200
Questcor Pharmaceuticals, Inc.*	67,200	1,243,200
Watson Pharmaceuticals, Inc.*	95,752	8,154,240

		26,771,779

Professional Services 1.1%
Dun & Bradstreet Corp. (The)	46,400	3,694,368
Towers Watson & Co., Class A	97,100	5,151,155

		8,845,523

Real Estate Investment Trusts (REITs) 2.6%
American Tower Corp.	32,051	2,288,121
Annaly Capital Management, Inc.	306,406	5,159,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	10,280	$1,137,071
Digital Realty Trust, Inc.	10,792	753,821
Douglas Emmett, Inc.	55,537	1,281,239
Equity Lifestyle Properties, Inc.	16,613	1,131,678
HCP, Inc.	24,869	1,106,173
Hospitality Properties Trust	39,222	932,699
Piedmont Office Realty Trust, Inc., Class A	186,063	3,226,332
Rayonier, Inc.	58,999	2,891,541
Taubman Centers, Inc.	16,755	1,285,611
Weyerhaeuser Co.	34,719	907,555

		22,101,718

Road & Rail 1.6%
Con-way, Inc.	37,001	1,012,717
Heartland Express, Inc.	154,328	2,061,822
J.B. Hunt Transport Services, Inc.	61,141	3,181,778
Kansas City Southern	78,346	5,937,060
Werner Enterprises, Inc.	72,407	1,547,338

		13,740,715

Semiconductors & Semiconductor Equipment 4.1%
Analog Devices, Inc.	62,875	2,464,071
Applied Materials, Inc.	644,890	7,200,197
KLA-Tencor Corp.	92,524	4,413,857
Lam Research Corp.*	138,300	4,395,865
LSI Corp.*	524,688	3,625,594
Marvell Technology Group Ltd.	203,312	1,860,305
Microchip Technology, Inc.	101,320	3,317,217
Micron Technology, Inc.*	420,100	2,514,299
ON Semiconductor Corp.*	281,628	1,737,645
Teradyne, Inc.*	202,578	2,880,659

		34,409,709

Software 1.5%
Activision Blizzard, Inc.	358,600	4,045,008
CA, Inc.	147,400	3,797,761
Symantec Corp.*	247,200	4,449,600

		12,292,369

Specialty Retail 1.7%
Best Buy Co., Inc.	187,000	3,214,530
GameStop Corp., Class A(a)	205,728	4,320,288
Lowe’s Cos., Inc.	103,419	3,127,391
Staples, Inc.	286,900	3,305,088

		13,967,297

Thrifts & Mortgage Finance 0.6%
Capitol Federal Financial, Inc.	213,069	2,548,305
People’s United Financial, Inc.	234,065	2,841,549

		5,389,854

Tobacco 0.7%
Lorillard, Inc.	50,067	5,830,302

Water Utilities 0.5%
American Water Works Co., Inc.	105,800	3,920,948

Wireless Telecommunication Services 0.7%
Rogers Communications, Inc., Class B	77,173	3,124,286
Sprint Nextel Corp.*	422,787	2,333,784

		5,458,070

Total Common Stocks (cost $762,394,804)		820,504,905

Right 0.0%†

	Number of Rights	Market Value
Internet & Catalog Retail 0.0%†
Liberty Ventures, expiring at an exercise price of $1.00 on 10/9/2012*	2,306	$31,223

Total Right (cost $—)		31,223

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Kinder Morgan, Inc., expiring at an exercise price of $40.00 on 5/25/2017*	55,194	$192,627

Total Warrant (cost $31,300)		192,627

Exchange Traded Fund 0.3%

	Shares	Market Value
Equity 0.3%
iShares Russell Midcap Value Index Fund	54,967	$2,677,993

Total Exchange Traded Fund (cost $2,637,106)		2,677,993

Mutual Fund 2.6%

	Shares	Market Value
Money Market Fund 2.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (b)	21,544,428	$21,544,428

Total Mutual Fund (cost $21,544,428)		21,544,428

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Repurchase Agreement 2.0%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $17,160,293, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $17,503,275. (c)	$17,159,964	$17,159,964

Total Repurchase Agreement (cost $17,159,964)		17,159,964

Total Investments (cost $803,767,602) (d) — 102.9%		862,111,140
Liabilities in excess of other assets — (2.9%)		(24,243,830)

NET ASSETS — 100.0%		$837,867,310

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $16,712,281.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $17,159,964.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $821,257,231, tax unrealized appreciation and depreciation were $60,687,096 and $(19,833,187), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
BR	Brazil
CH	Switzerland
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

At September 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Canadian Dollar	UBS AG	10/31/12	(5,909,485)	$(6,025,598)	$(6,007,287)	$18,311
Euro	UBS AG	10/31/12	(1,324,505)	(1,713,857)	(1,702,561)	11,296
Japanese Yen	Credit Suisse International	10/31/12	(172,961,400)	(2,223,926)	(2,216,862)	7,064
Japanese Yen	Credit Suisse International	10/31/12	(6,741,775)	(86,832)	(86,410)	422
Swiss Franc	Credit Suisse International	10/31/12	(1,248,788)	(1,336,474)	(1,328,508)	7,966

Total Short Contracts				$(11,386,687)	$(11,341,628)	$45,059

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Japanese Yen	Credit Suisse International	10/31/12	15,110,875	$194,428	$193,678	$(750)
Swiss Franc	Credit Suisse International	10/31/12	30,631	32,660	32,586	(74)

Total Long Contracts				$227,088	$226,264	$(824)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$13,659,493	$—	$—	$13,659,493
Airlines	9,596,307	2,558,368	—	12,154,675
Auto Components	11,056,731	—	—	11,056,731
Automobiles	1,765,305	—	—	1,765,305
Beverages	4,978,810	—	—	4,978,810
Building Products	4,360,726	—	—	4,360,726
Capital Markets	19,752,702	—	—	19,752,702
Chemicals	21,913,364	—	—	21,913,364
Commercial Banks	49,582,235	—	—	49,582,235
Commercial Services & Supplies	15,039,930	—	—	15,039,930
Communications Equipment	1,594,087	—	—	1,594,087
Computers & Peripherals	10,664,811	—	—	10,664,811
Construction & Engineering	11,087,663	—	—	11,087,663
Containers & Packaging	12,428,066	—	—	12,428,066
Diversified Consumer Services	10,800,909	—	—	10,800,909
Diversified Financial Services	885,188	—	—	885,188
Diversified Telecommunication Services	10,546,819	—	—	10,546,819
Electric Utilities	38,523,466	—	—	38,523,466
Electrical Equipment	17,929,110	—	—	17,929,110
Electronic Equipment, Instruments & Components	14,554,393	—	—	14,554,393
Energy Equipment & Services	10,133,250	—	—	10,133,250
Food & Staples Retailing	1,357,587	—	—	1,357,587
Food Products	22,668,002	—	—	22,668,002
Gas Utilities	5,472,546	—	—	5,472,546
Health Care Equipment & Supplies	32,101,900	—	—	32,101,900
Health Care Providers & Services	31,353,360	—	—	31,353,360
Hotels, Restaurants & Leisure	9,448,045	—	—	9,448,045
Household Durables	2,538,021	—	—	2,538,021
Household Products	2,598,219	—	—	2,598,219
Independent Power Producers & Energy Traders	3,122,940	—	—	3,122,940
Industrial Conglomerates	—	1,926,959	—	1,926,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Information Technology Services	21,092,261	—	—	21,092,261
Insurance	78,554,333	—	—	78,554,333
Internet & Catalog Retail	7,101,700	—	—	7,101,700
Leisure Equipment & Products	2,466,355	—	—	2,466,355
Life Sciences Tools & Services	4,360,806	—	—	4,360,806
Machinery	13,174,600	—	—	13,174,600
Media	22,295,838	—	—	22,295,838
Metals & Mining	4,782,351	—	—	4,782,351
Multiline Retail	7,607,413	—	—	7,607,413
Multi-Utilities	49,087,992	—	—	49,087,992
Oil, Gas & Consumable Fuels	44,971,776	—	—	44,971,776
Paper & Forest Products	6,281,884	—	—	6,281,884
Pharmaceuticals	26,771,779	—	—	26,771,779
Professional Services	8,845,523	—	—	8,845,523
Real Estate Investment Trusts (REITs)	22,101,718	—	—	22,101,718
Road & Rail	13,740,715	—	—	13,740,715
Semiconductors & Semiconductor Equipment	34,409,709	—	—	34,409,709
Software	12,292,369	—	—	12,292,369
Specialty Retail	13,967,297	—	—	13,967,297
Thrifts & Mortgage Finance	5,389,854	—	—	5,389,854
Tobacco	5,830,302	—	—	5,830,302
Water Utilities	3,920,948	—	—	3,920,948
Wireless Telecommunication Services	5,458,070	—	—	5,458,070

Total Common Stocks	$816,019,578	$4,485,327	$—	$820,504,905

Exchange Traded Fund	2,677,993	—	—	2,677,993
Forward Foreign Currency Contracts	—	45,059	—	45,059
Mutual Fund	21,544,428	—	—	21,544,428
Repurchase Agreement	—	17,159,964	—	17,159,964
Right*	—	31,223	—	31,223
Warrant*	192,627	—	—	192,627

Total Assets	$840,434,626	$21,721,573	$—	$862,156,199

Liabilities:
Forward Foreign Currency Contracts	—	(824)	—	(824)
Total Liabilities	$—	$(824)	$—	$(824)

Total	$840,434,626	$21,720,749	$—	$862,155,375

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by type and industry classification.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2012

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	$45,059

Total		$45,059

Liabilities:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation from forward foreign currency contracts	$(824)

Total		$(824)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 96.4%

	Shares	Market Value
Aerospace & Defense 1.4%
B/E Aerospace, Inc.*	13,430	$565,403
Hexcel Corp.*	75,280	1,808,226

		2,373,629

Beverages 1.0%
Boston Beer Co., Inc. (The), Class A*(a)	15,100	1,690,747

Biotechnology 3.5%
ARIAD Pharmaceuticals, Inc.*	14,840	359,499
Cepheid, Inc.*	20,960	723,330
Cubist Pharmaceuticals, Inc.*	44,640	2,128,435
Incyte Corp., Ltd.*(a)	78,080	1,409,344
Ironwood Pharmaceuticals, Inc.*(a)	63,300	808,974
Medivation, Inc.*	10,330	582,199

		6,011,781

Building Products 0.2%
A.O. Smith Corp.	6,320	363,653

Capital Markets 4.2%
AllianceBernstein Holding LP*	104,200	1,605,722
Financial Engines, Inc.*(a)	83,200	1,982,656
Greenhill & Co., Inc.(a)	65,600	3,394,800
WisdomTree Investments, Inc.*	25,960	173,932

		7,157,110

Chemicals 2.2%
American Vanguard Corp.	79,400	2,763,120
Cytec Industries, Inc.	9,460	619,819
H.B. Fuller Co.	12,930	396,693

		3,779,632

Commercial Banks 1.6%
PrivateBancorp, Inc.	56,210	898,798
Signature Bank*	9,670	648,663
Texas Capital Bancshares, Inc.*	23,800	1,183,098

		2,730,559

Commercial Services & Supplies 4.6%
Clean Harbors, Inc.*	7,430	362,955
Portfolio Recovery Associates, Inc.*	48,200	5,033,526
Waste Connections, Inc.	82,700	2,501,675

		7,898,156

Communications Equipment 0.7%
Palo Alto Networks, Inc.*	6,520	401,436
Procera Networks, Inc.*	35,350	830,725

		1,232,161

Computers & Peripherals 1.3%
Stratasys, Inc.*(a)	41,190	2,240,736

Construction Materials 0.5%
Eagle Materials, Inc.	18,260	844,708

Electrical Equipment 0.7%
Acuity Brands, Inc.	20,100	1,272,129

Electronic Equipment, Instruments & Components 2.7%
FARO Technologies, Inc.*	61,200	2,528,784
IPG Photonics Corp.*	11,510	659,523
OSI Systems, Inc.*	18,250	1,420,580

		4,608,887

Energy Equipment & Services 5.9%
Atwood Oceanics, Inc.*	18,480	839,916
Core Laboratories NV	16,300	1,980,124
Dril-Quip, Inc.*	71,550	5,143,014
Forum Energy Technologies, Inc.*	68,420	1,663,974
Hornbeck Offshore Services, Inc.*	8,430	308,959
Lufkin Industries, Inc.	3,630	195,367

		10,131,354

Food & Staples Retailing 1.1%
Fresh Market, Inc. (The)*	14,560	873,309
Susser Holdings Corp.*	15,090	545,805
United Natural Foods, Inc.*	9,010	526,635

		1,945,749

Food Products 0.7%
Annie’s, Inc.*	7,780	348,855
Hain Celestial Group, Inc. (The)*	6,730	423,990
Smart Balance, Inc.*	38,770	468,342

		1,241,187

Health Care Equipment & Supplies 10.4%
Align Technology, Inc.*	12,330	455,840
Cooper Cos., Inc. (The)	12,150	1,147,689
Cyberonics, Inc.*	75,400	3,952,468
DexCom, Inc.*	257,400	3,868,722
Endologix, Inc.*	49,220	680,221
Globus Medical, Inc., Class A*	5,640	101,689
HeartWare International, Inc.*(a)	12,000	1,133,880
Insulet Corp.*	11,590	250,112
Neogen Corp.*	22,800	973,560
Orthofix International NV*	14,540	650,665
Sirona Dental Systems, Inc.*	16,850	959,776
Volcano Corp.*	132,160	3,775,811

		17,950,433

Health Care Providers & Services 2.1%
Air Methods Corp.*	6,710	800,973
Catamaran Corp.*	5,955	583,411
HMS Holdings Corp.*	19,300	645,199
MWI Veterinary Supply, Inc.*	7,770	828,904

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Team Health Holdings, Inc.*	25,740	$698,326

		3,556,813

Health Care Technology 1.1%
athenahealth, Inc.*	5,760	528,595
Vocera Communications, Inc.*	41,940	1,296,366

		1,824,961

Hotels, Restaurants & Leisure 4.6%
BJ’s Restaurants, Inc.*	66,900	3,033,915
Buffalo Wild Wings, Inc.*	9,860	845,396
Gaylord Entertainment Co.*	7,640	302,009
Life Time Fitness, Inc.*	30,600	1,399,644
Panera Bread Co., Class A*	14,010	2,394,169

		7,975,133

Household Durables 0.5%
Standard Pacific Corp.*	114,950	777,062

Industrial Conglomerates 0.8%
Raven Industries, Inc.	44,600	1,312,578

Information Technology Services 1.9%
Cardtronics, Inc.*	25,770	767,431
Sapient Corp.*	233,000	2,483,780
Wright Express Corp.*	1,310	91,333

		3,342,544

Insurance 0.5%
ProAssurance Corp.	10,200	922,488

Internet Software & Services 4.8%
Cornerstone OnDemand, Inc.*	69,420	2,128,417
CoStar Group, Inc.*	5,300	432,162
Demandware, Inc.*	21,330	677,227
Liquidity Services, Inc.*	20,730	1,040,853
LogMeIn, Inc.*	71,300	1,599,259
OpenTable, Inc.*(a)	46,200	1,921,920
Web.com Group, Inc.*	29,730	533,654

		8,333,492

Life Sciences Tools & Services 0.0%†
ICON PLC, ADR-IE*	1,860	45,328

Machinery 4.2%
Chart Industries, Inc.*	12,360	912,786
Proto Labs, Inc.*	38,300	1,295,306
Wabtec Corp.	61,820	4,963,528

		7,171,620

Oil, Gas & Consumable Fuels 0.9%
Approach Resources, Inc.*	8,340	251,284
Energy XXI (Bermuda) Ltd.	5,360	187,332
Oasis Petroleum, Inc.*	23,560	694,313
Rex Energy Corp.*	26,020	347,367

		1,480,296

Personal Products 0.6%
Elizabeth Arden, Inc.*	22,620	1,068,569

Pharmaceuticals 0.9%
Akorn, Inc.*	19,770	261,360
Jazz Pharmaceuticals PLC*	16,020	913,300
Salix Pharmaceuticals Ltd.*	7,860	332,792

		1,507,452

Professional Services 1.0%
Acacia Research Corp.*	10,240	280,678
Advisory Board Co. (The)*	19,620	938,425
On Assignment, Inc.*	23,250	463,140

		1,682,243

Real Estate Investment Trusts (REITs) 0.2%
Coresite Realty Corp.	13,380	360,457

Real Estate Management & Development 0.3%
Zillow, Inc., Class A*	12,490	526,828

Road & Rail 0.3%
Genesee & Wyoming, Inc., Class A*	8,470	566,304

Semiconductors & Semiconductor Equipment 3.2%
Cavium, Inc.*	10,790	359,631
Cirrus Logic, Inc.*	18,540	711,751
Hittite Microwave Corp.*	45,600	2,529,432
Mellanox Technologies Ltd.*	12,180	1,236,635
Monolithic Power Systems, Inc.*	37,810	746,747

		5,584,196

Software 13.8%
Aspen Technology, Inc.*	53,220	1,375,737
BroadSoft, Inc.*(a)	75,590	3,100,702
CommVault Systems, Inc.*	23,150	1,358,905
Ellie Mae, Inc.*	16,370	445,755
FactSet Research Systems, Inc.(a)	27,475	2,649,140
Fortinet, Inc.*	36,740	886,904
Guidewire Software, Inc.*	29,990	931,189
Imperva, Inc.*	17,300	639,927
MICROS Systems, Inc.*	62,150	3,052,808
NetSuite, Inc.*	24,630	1,571,394
ServiceNow, Inc.*	11,300	437,084
Solera Holdings, Inc.	22,500	987,075
Sourcefire, Inc.*	9,830	481,965
Splunk, Inc.*	8,020	294,494
Tyler Technologies, Inc.*	47,200	2,077,744
Ultimate Software Group, Inc.*	34,350	3,507,135

		23,797,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 5.7%
Asbury Automotive Group, Inc.*	23,150	$647,042
Five Below, Inc.*	7,850	306,778
Francesca’s Holdings Corp.*	12,610	387,505
Genesco, Inc.*	12,870	858,815
Hibbett Sports, Inc.*	14,350	853,108
Pier 1 Imports, Inc.	18,680	350,063
Sally Beauty Holdings, Inc.*	41,720	1,046,755
Ulta Salon Cosmetics & Fragrance, Inc.	6,520	627,909
Vitamin Shoppe, Inc.*	23,610	1,376,935
Zumiez, Inc.*(a)	124,150	3,442,680

		9,897,590

Textiles, Apparel & Luxury Goods 4.0%
Columbia Sportswear Co.(a)	9,800	529,200
Steven Madden Ltd.*	27,410	1,198,365
Under Armour, Inc., Class A*(a)	93,650	5,228,480

		6,956,045

Trading Companies & Distributors 2.3%
Beacon Roofing Supply, Inc.*	37,310	1,063,335
H&E Equipment Services, Inc.	35,390	428,927
United Rentals, Inc.*	15,920	520,743
Watsco, Inc.	26,000	1,970,540

		3,983,545

Total Common Stocks (cost $142,437,867)		166,146,113

Mutual Fund 3.5%

	Shares	Market Value
Money Market Fund 3.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (b)	6,030,620	$6,030,620

Total Mutual Fund (cost $6,030,620)		6,030,620

Repurchase Agreement 13.1%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $22,509,162, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $22,959,052. (c)	$22,508,731	$22,508,731

Total Repurchase Agreement (cost $22,508,731)		22,508,731

Total Investments (cost $170,977,218) (d) — 113.0%		194,685,464
Liabilities in excess of other assets — (13.0%)		(22,393,464)

NET ASSETS — 100.0%		$172,292,000

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $21,835,992.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $22,508,731.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $172,142,848, tax unrealized appreciation and depreciation were $25,914,154 and $(3,371,538), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
IE	Ireland
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$166,146,113	$—	$—	$166,146,113
Mutual Fund	6,030,620	—	—	6,030,620
Repurchase Agreement	—	22,508,731	—	22,508,731

Total	$172,176,733	$22,508,731	$—	$194,685,464

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 97.6%

	Shares	Market Value
Aerospace & Defense 2.4%
Ceradyne, Inc.	9,000	$219,870
Curtiss-Wright Corp.	58,250	1,904,775
Esterline Technologies Corp.*	33,800	1,897,532
Hexcel Corp.*	81,240	1,951,385
Kratos Defense & Security Solutions, Inc.*(a)	35,500	207,320
LMI Aerospace, Inc.*	49,300	1,007,692
Moog, Inc., Class A*	3,875	146,746
Sypris Solutions, Inc.	23,200	165,648
Triumph Group, Inc.	37,500	2,344,875

		9,845,843

Air Freight & Logistics 0.1%
Atlas Air Worldwide Holdings, Inc.*	3,100	160,053
Park-Ohio Holdings Corp.*	7,600	164,692

		324,745

Airlines 0.9%
Alaska Air Group, Inc.*	46,000	1,612,760
Republic Airways Holdings, Inc.*	253,300	1,172,779
Spirit Airlines, Inc.*	15,400	263,032
US Airways Group, Inc.*	80,400	840,984

		3,889,555

Auto Components 1.0%
Cooper Tire & Rubber Co.	129,400	2,481,892
Dana Holding Corp.	114,400	1,407,120
Superior Industries International, Inc.	12,800	218,752

		4,107,764

Biotechnology 1.3%
Achillion Pharmaceuticals, Inc.*	6,000	62,460
Alkermes PLC*	185,161	3,842,091
ARIAD Pharmaceuticals, Inc.*	7,800	188,955
Celldex Therapeutics, Inc.*	24,500	154,350
Incyte Corp., Ltd.*(a)	32,700	590,235
Lexicon Pharmaceuticals, Inc.*(a)	314,000	728,480
Progenics Pharmaceuticals, Inc.*	26,300	75,481

		5,642,052

Building Products 0.5%
Armstrong World Industries, Inc.	25,300	1,173,161
Simpson Manufacturing Co., Inc.	36,650	1,048,923

		2,222,084

Capital Markets 1.8%
American Capital Ltd.*	56,600	641,844
Apollo Investment Corp.	110,700	871,209
BGC Partners, Inc., Class A	94,700	464,030
Cowen Group, Inc., Class A*	236,333	638,099
Fidus Investment Corp.(a)	10,213	170,557
Gladstone Capital Corp.	13,000	113,750
KCAP Financial, Inc.(a)	21,800	201,868
MCG Capital Corp.(a)	49,272	227,144
Piper Jaffray Cos.*	40,000	1,018,000
Prospect Capital Corp.(a)	117,596	1,354,706
SWS Group, Inc.*	65,059	397,511
Waddell & Reed Financial, Inc., Class A	38,900	1,274,753

		7,373,471

Chemicals 2.1%
Chemtura Corp.*	87,939	1,514,309
Flotek Industries, Inc.*	128,400	1,626,828
FutureFuel Corp.	3,300	39,963
Georgia Gulf Corp.	48,800	1,767,536
H.B. Fuller Co.	27,100	831,428
Innospec, Inc.*	3,700	125,504
Koppers Holdings, Inc.	6,900	241,017
Methanex Corp.	70,398	2,009,159
PolyOne Corp.	11,000	182,270
Rockwood Holdings, Inc.	9,700	452,020
Zep, Inc.	5,665	85,655

		8,875,689

Commercial Banks 9.1%
1st Source Corp.	4,500	100,215
Alliance Financial Corp.	4,500	180,945
Bancfirst Corp.	5,300	227,688
Banco Latinoamericano de Comercio Exterior SA, Class E	16,200	357,858
Bank of Hawaii Corp.	45,350	2,068,867
Bank of Kentucky Financial Corp. (The)	3,000	83,220
Bank of the Ozarks, Inc.	10,900	375,723
BankUnited, Inc.	82,210	2,023,188
Banner Corp.	13,000	352,300
BBCN Bancorp, Inc.*	23,900	301,379
Boston Private Financial Holdings, Inc.	19,600	187,964
Camden National Corp.	3,300	122,232
Cathay General Bancorp	23,900	412,514
Center Bancorp, Inc.(a)	5,200	61,984
Central Pacific Financial Corp.*	14,500	207,350
Chemical Financial Corp.	9,755	236,071
Citizens & Northern Corp.	17,800	349,058
Citizens Republic Bancorp, Inc.*	80,934	1,566,073
City Holding Co.(a)	19,000	680,960
CNB Financial Corp.	3,400	59,534
CoBiz Financial, Inc.	27,300	191,100
Community Bank System, Inc.	11,000	310,090
Community Trust Bancorp, Inc.	17,670	627,903
CVB Financial Corp.(a)	117,000	1,396,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
East West Bancorp, Inc.	15,800	$333,696
Enterprise Financial Services Corp.	21,500	292,400
Fidelity Southern Corp.(a)	3,050	28,853
Financial Institutions, Inc.	20,300	378,392
First Bancorp	7,500	86,475
First Bancorp, Inc.	1,900	33,345
First BanCorp, Puerto Rico*(a)	31,800	140,556
First Busey Corp.	49,600	242,048
First Commonwealth Financial Corp.	239,200	1,686,360
First Community Bancshares, Inc.(a)	29,600	451,696
First Financial Bancorp	78,700	1,330,817
First Financial Corp.	6,100	191,174
First Merchants Corp.	18,700	280,687
First Midwest Bancorp, Inc.	40,500	508,275
First Niagara Financial Group, Inc.	52,796	427,120
First of Long Island Corp. (The)	3,300	101,673
FirstMerit Corp.	13,085	192,742
FNB Corp.	76,700	859,807
FNB United Corp.*(a)	15,900	188,892
German American Bancorp, Inc.	3,300	79,596
Great Southern Bancorp, Inc.	6,100	188,551
Hanmi Financial Corp.*	146,890	1,881,661
Heartland Financial USA, Inc.(a)	9,123	248,784
Horizon Bancorp(a)	3,000	85,740
Hudson Valley Holding Corp.	1,798	30,656
IBERIABANK Corp.	9,300	425,940
Independent Bank Corp.(a)	18,600	559,674
Investors Bancorp, Inc.*	102,350	1,866,864
Lakeland Bancorp, Inc.	27,955	289,334
Lakeland Financial Corp.	10,600	292,560
MainSource Financial Group, Inc.	29,600	380,064
Merchants Bancshares, Inc.	3,300	97,515
MetroCorp Bancshares, Inc.*	13,200	139,788
National Bank Holdings Corp., Class A*	23,700	461,202
National Penn Bancshares, Inc.	46,345	422,203
NBT Bancorp, Inc.	16,200	357,534
Oriental Financial Group, Inc.(a)	58,900	619,628
PacWest Bancorp	25,500	595,935
Park National Corp.(a)	4,500	315,090
Park Sterling Corp.*(a)	44,400	219,336
Peoples Bancorp, Inc.	17,300	395,997
Pinnacle Financial Partners, Inc.*	84,300	1,628,676
Preferred Bank, Los Angeles*	7,800	110,604
Renasant Corp.	20,500	401,903
Republic Bancorp, Inc., Class A(a)	9,455	207,537
Sierra Bancorp	22,400	274,624
Southside Bancshares, Inc.(a)	12,854	280,346
Southwest Bancorp, Inc.*	81,100	879,935
StellarOne Corp.	14,100	185,556
Sterling Financial Corp.	17,800	396,406
Suffolk Bancorp*	3,800	55,708
Susquehanna Bancshares, Inc.	52,531	549,474
SY Bancorp, Inc.	6,100	144,326
Taylor Capital Group, Inc.*	10,800	184,896
Tompkins Financial Corp.	5,200	210,704
TriCo Bancshares	1,100	18,183
Trustmark Corp.(a)	14,500	352,930
Virginia Commerce Bancorp, Inc.*	27,300	238,875
Washington Trust Bancorp, Inc.	8,100	212,787
WesBanco, Inc.	13,000	269,230
West Bancorporation, Inc.(a)	32,800	395,240
West Coast Bancorp, Oregon*	13,100	295,012
Wilshire Bancorp, Inc.*	122,700	773,010

		38,255,818

Commercial Services & Supplies 1.8%
ABM Industries, Inc.	7,400	140,082
CECO Environmental Corp.	10,200	99,654
Cenveo, Inc.*(a)	261,300	598,377
Courier Corp.	35,200	430,144
Deluxe Corp.	80,600	2,463,136
Encore Capital Group, Inc.*	33,100	935,406
EnergySolutions, Inc.*	224,000	611,520
Kimball International, Inc., Class B	13,300	162,526
Knoll, Inc.	20,700	288,765
Metalico, Inc.*	11,100	28,416
Performant Financial Corp.*	19,900	212,333
Quad/Graphics, Inc.(a)	68,189	1,156,485
United Stationers, Inc.	13,000	338,260

		7,465,104

Communications Equipment 1.3%
Arris Group, Inc.*	82,236	1,051,799
Aviat Networks, Inc.*	45,900	109,242
Black Box Corp.	31,500	803,565
Comtech Telecommunications Corp.	15,200	420,128
Digi International, Inc.*	20,400	207,264
Harmonic, Inc.*	444,010	2,015,805
Oplink Communications, Inc.*	9,000	148,860
Plantronics, Inc.	16,600	586,478
Symmetricom, Inc.*	20,400	142,188

		5,485,329

Computers & Peripherals 0.7%
Diebold, Inc.	63,700	2,147,327
Electronics for Imaging, Inc.*	26,700	443,487
Fusion-io, Inc.*(a)	14,100	426,807
Imation Corp.*	21,700	121,303

		3,138,924

Construction & Engineering 0.5%
EMCOR Group, Inc.	62,100	1,772,334
Michael Baker Corp.*	19,000	453,340

		2,225,674

Consumer Finance 0.9%
Cash America International, Inc.(a)	8,100	312,417
DFC Global Corp.*	65,185	1,117,923
Nelnet, Inc., Class A	36,700	871,258
World Acceptance Corp.*(a)	22,200	1,497,390

		3,798,988

Containers & Packaging 0.9%
Boise, Inc.	73,600	644,736
Graphic Packaging Holding Co.*	101,500	589,715
Rock-Tenn Co., Class A	16,500	1,190,970
Silgan Holdings, Inc.	32,750	1,424,952

		3,850,373

Distributors 0.1%
VOXX International Corp.*	45,800	342,584

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services 0.7%
Carriage Services, Inc.	6,300	$60,921
Corinthian Colleges, Inc.*(a)	123,400	293,692
Lincoln Educational Services Corp.	12,400	52,080
Mac-Gray Corp.	19,100	256,131
Service Corp. International	147,030	1,979,024
Stewart Enterprises, Inc., Class A(a)	58,300	489,428

		3,131,276

Diversified Financial Services 1.0%
CBOE Holdings, Inc.	55,950	1,646,049
PHH Corp.*	118,600	2,413,510

		4,059,559

Diversified Telecommunication Services 0.6%
Consolidated Communications Holdings, Inc.	50,500	868,095
Lumos Networks Corp.	86,493	679,835
Premiere Global Services, Inc.*	101,300	947,155

		2,495,085

Electric Utilities 3.4%
Cleco Corp.	29,100	1,221,618
El Paso Electric Co.	31,100	1,065,175
Empire District Electric Co. (The)	22,300	480,565
Great Plains Energy, Inc.	122,250	2,721,285
IDACORP, Inc.	43,600	1,886,572
MGE Energy, Inc.	9,300	492,807
Portland General Electric Co.	38,800	1,049,152
UIL Holdings Corp.	8,933	320,337
UNS Energy Corp.	38,300	1,603,238
Westar Energy, Inc.	115,700	3,431,662

		14,272,411

Electrical Equipment 0.6%
Belden, Inc.	3,700	136,456
EnerSys, Inc.*	38,300	1,351,607
Regal-Beloit Corp.	14,500	1,021,960

		2,510,023

Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.	7,300	419,458
Audience, Inc.*(a)	14,100	87,420
Checkpoint Systems, Inc.*	8,700	72,036
DTS, Inc.*	42,560	990,797
FEI Co.	12,500	668,750
GSI Group, Inc.*	32,100	286,011
Insight Enterprises, Inc.*	24,300	424,764
Key Tronic Corp.*	2,900	28,768
Littelfuse, Inc.	8,914	503,998
Mercury Computer Systems, Inc.*	13,400	142,308
MTS Systems Corp.	34,850	1,866,217
National Instruments Corp.	52,900	1,331,493
Newport Corp.*	16,300	180,278
Radisys Corp.*(a)	20,800	74,880
Sanmina-SCI Corp.*	134,000	1,137,660
SYNNEX Corp.*	43,600	1,420,488
TTM Technologies, Inc.*	40,100	378,143

		10,013,469

Energy Equipment & Services 1.7%
C&J Energy Services, Inc.*	58,900	1,172,110
Cal Dive International, Inc.*(a)	242,260	370,658
Dril-Quip, Inc.*	19,810	1,423,943
Forum Energy Technologies, Inc.*	41,600	1,011,712
GulfMark Offshore, Inc., Class A*	26,200	865,648
Helix Energy Solutions Group, Inc.*	79,100	1,445,157
RPC, Inc.(a)	21,320	253,495
Superior Energy Services, Inc.*	25,026	513,533

		7,056,256

Food & Staples Retailing 1.3%
Andersons, Inc. (The)	21,400	805,924
Pantry, Inc. (The)*	87,100	1,267,305
Spartan Stores, Inc.	208,520	3,192,441

		5,265,670

Food Products 1.9%
Darling International, Inc.*	36,400	665,756
Dole Food Co., Inc.*(a)	39,600	555,588
Flowers Foods, Inc.	108,850	2,196,593
Ingredion, Inc.	52,900	2,917,964
John B. Sanfilippo & Son, Inc.*	7,800	101,556
TreeHouse Foods, Inc.*	31,100	1,632,750

		8,070,207

Gas Utilities 1.6%
Chesapeake Utilities Corp.	6,100	288,896
Laclede Group, Inc. (The)	21,800	937,400
New Jersey Resources Corp.	19,950	912,114
Northwest Natural Gas Co.	14,900	733,676
South Jersey Industries, Inc.	12,100	640,453
Southwest Gas Corp.	37,500	1,657,500
WGL Holdings, Inc.	33,900	1,364,475

		6,534,514

Health Care Equipment & Supplies 3.3%
Alere, Inc.*	38,980	759,720
Cantel Medical Corp.	3,000	81,240
Greatbatch, Inc.*	50,400	1,226,232
Haemonetics Corp.*	24,710	1,981,742
Integra LifeSciences Holdings Corp.*	70,550	2,899,605
MAKO Surgical Corp.*	53,700	934,917
Sirona Dental Systems, Inc.*	28,750	1,637,600
Teleflex, Inc.	26,350	1,813,934
Wright Medical Group, Inc.*	107,850	2,384,564

		13,719,554

Health Care Providers & Services 3.1%
Almost Family, Inc.*	53,069	1,129,308
AMERIGROUP Corp.*	11,300	1,033,159
Assisted Living Concepts, Inc., Class A	15,600	119,028
Bio-Reference Labs, Inc.*	110,758	3,165,464
Five Star Quality Care, Inc.*	249,600	1,275,456
Landauer, Inc.	16,520	986,574
Molina Healthcare, Inc.*	1,700	42,755
Select Medical Holdings Corp.*	8,900	99,947
Skilled Healthcare Group, Inc., Class A*	143,200	920,776
Sun Healthcare Group, Inc.*	87,500	740,688
Triple-S Management Corp., Class B*	76,619	1,601,337
WellCare Health Plans, Inc.*	30,620	1,731,561

		12,846,053

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Technology 0.5%
MedAssets, Inc.*	128,200	$2,281,960

Hotels, Restaurants & Leisure 2.1%
Bloomin’ Brands, Inc.*	13,000	213,850
Brinker International, Inc.	41,250	1,456,125
Cracker Barrel Old Country Store, Inc.	23,000	1,543,530
Del Frisco’s Restaurant Group, Inc.*(a)	15,300	227,970
Isle of Capri Casinos, Inc.*	39,000	271,050
Multimedia Games Holding Co., Inc.*	130,499	2,052,749
Papa John’s International, Inc.*	1,500	80,115
Ruth’s Hospitality Group, Inc.*	98,300	626,171
Shuffle Master, Inc.*	114,071	1,803,463
Speedway Motorsports, Inc.	25,100	386,540
Town Sports International Holdings, Inc.*	5,400	66,798

		8,728,361

Household Durables 2.1%
American Greetings Corp., Class A(a)	25,100	421,680
Blyth, Inc.(a)	8,200	213,118
Helen of Troy Ltd.*	84,300	2,683,269
KB Home(a)	15,900	228,165
Lifetime Brands, Inc.	17,100	203,661
M.D.C. Holdings, Inc.	22,200	854,922
Ryland Group, Inc. (The)	96,050	2,881,500
Skullcandy, Inc.*	51,100	702,625
Standard Pacific Corp.*(a)	109,900	742,924

		8,931,864

Industrial Conglomerates 0.1%
Standex International Corp.	6,100	271,145

Information Technology Services 2.0%
CACI International, Inc., Class A*	14,800	766,492
CIBER, Inc.*	30,000	104,100
CSG Systems International, Inc.*	20,200	454,298
Forrester Research, Inc.	61,029	1,755,804
Gartner, Inc.*	8,100	373,329
ManTech International Corp., Class A(a)	20,200	484,800
NeuStar, Inc., Class A*	81,050	3,244,432
TeleTech Holdings, Inc.*	7,000	119,350
Unisys Corp.*	23,500	489,270
Vantiv, Inc., Class A*	18,200	392,210

		8,184,085

Insurance 3.9%
Alterra Capital Holdings Ltd.	25,100	600,894
American Equity Investment Life Holding Co.	156,900	1,824,747
American Safety Insurance Holdings Ltd.*	11,800	220,542
AMERISAFE, Inc.*	41,300	1,120,882
Amtrust Financial Services, Inc.(a)	29,370	752,459
Arthur J. Gallagher & Co.	69,850	2,502,027
Aspen Insurance Holdings Ltd.	25,500	777,495
Assured Guaranty Ltd.	42,500	578,850
CNO Financial Group, Inc.	288,700	2,785,955
Horace Mann Educators Corp.	3,300	59,763
Maiden Holdings Ltd.	23,600	209,804
Meadowbrook Insurance Group, Inc.	37,000	284,530
National Financial Partners Corp.*	100,500	1,698,450
ProAssurance Corp.	3,600	325,584
Selective Insurance Group, Inc.	24,700	469,053
Symetra Financial Corp.	38,800	477,240
Tower Group, Inc.	3,268	63,367
Validus Holdings Ltd.	44,150	1,497,126

		16,248,768

Internet & Catalog Retail 0.1%
Kayak Software Corp.*(a)	7,700	272,041

Internet Software & Services 0.5%
Bazaarvoice, Inc.*	10,200	154,530
Demand Media, Inc.*(a)	82,000	891,340
Demandware, Inc.*(a)	8,900	282,575
ExactTarget, Inc.*	6,500	157,430
Trulia, Inc.*	6,600	141,372
United Online, Inc.	114,400	631,488

		2,258,735

Leisure Equipment & Products 0.2%
JAKKS Pacific, Inc.(a)	44,130	642,974

Life Sciences Tools & Services 0.2%
Cambrex Corp.*	71,500	838,695

Machinery 5.4%
Actuant Corp., Class A	38,300	1,096,146
Altra Holdings, Inc.	8,500	154,700
Briggs & Stratton Corp.(a)	137,100	2,559,657
Cascade Corp.	2,200	120,428
Colfax Corp.*	20,450	749,902
Douglas Dynamics, Inc.	86,520	1,279,631
EnPro Industries, Inc.*	47,600	1,714,076
FreightCar America, Inc.	14,100	250,839
Harsco Corp.	97,650	2,004,754
John Bean Technologies Corp.	90,900	1,484,397
Kadant, Inc.*	33,900	786,141
Kaydon Corp.	37,929	847,334
Kennametal, Inc.	30,699	1,138,319
LB Foster Co., Class A	23,800	769,692
Mueller Industries, Inc.	62,350	2,835,054
NN, Inc.*	39,300	333,657
Proto Labs, Inc.*(a)	3,700	125,134
Robbins & Myers, Inc.	700	41,720
Wabtec Corp.	22,300	1,790,467
Woodward, Inc.	73,600	2,500,928

		22,582,976

Media 1.0%
Carmike Cinemas, Inc.*	52,900	595,125
Entercom Communications Corp., Class A*(a)	166,300	1,140,818
Journal Communications, Inc., Class A*	95,000	494,000
LIN TV Corp., Class A*	134,700	592,680

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
National CineMedia, Inc.	7,200	$117,864
Salem Communications Corp., Class A	13,400	70,216
Sinclair Broadcast Group, Inc., Class A	100,500	1,126,605

		4,137,308

Metals & Mining 1.6%
Coeur d’Alene Mines Corp.*	61,300	1,767,279
Globe Specialty Metals, Inc.	70,200	1,068,444
Revett Minerals, Inc.*(a)	48,600	173,016
SunCoke Energy, Inc.*	23,500	378,820
U.S. Silica Holdings, Inc.*(a)	41,700	565,452
Worthington Industries, Inc.	121,800	2,638,188

		6,591,199

Multiline Retail 0.3%
Dillard’s, Inc., Class A	12,900	932,928
Tuesday Morning Corp.*	46,300	303,265

		1,236,193

Multi-Utilities 0.8%
NorthWestern Corp.	31,100	1,126,753
Vectren Corp.	76,900	2,199,340

		3,326,093

Oil, Gas & Consumable Fuels 2.2%
Berry Petroleum Co., Class A(a)	15,400	625,702
Bonanza Creek Energy, Inc.*	9,400	221,464
Cloud Peak Energy, Inc.*	36,800	666,080
CVR Energy, Inc.*	46,000	1,690,500
Energy XXI (Bermuda) Ltd.	28,700	1,003,065
EPL Oil & Gas, Inc.*	81,500	1,653,635
Green Plains Renewable Energy, Inc.*(a)	89,100	522,126
Infinity Bio-Energy Ltd.*(b)	155,500	0
Renewable Energy Group, Inc.*(a)	25,000	166,250
Stone Energy Corp.*	12,200	306,464
VAALCO Energy, Inc.*	60,700	518,985
W&T Offshore, Inc.(a)	63,400	1,190,652
Western Refining, Inc.(a)	16,000	418,880
Westmoreland Coal Co.*(a)	6,300	62,559
World Fuel Services Corp.	9,700	345,417

		9,391,779

Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	64,500	2,067,870
Domtar Corp.	5,200	407,108
P.H. Glatfelter Co.	13,700	243,997
Resolute Forest Products*(a)	40,100	521,300
Schweitzer-Mauduit International, Inc.	5,200	171,548

		3,411,823

Personal Products 0.5%
Prestige Brands Holdings, Inc.*	102,500	1,738,400
Revlon, Inc., Class A*	12,200	188,368

		1,926,768

Pharmaceuticals 0.9%
Endo Health Solutions, Inc.*	63,704	2,020,691
Impax Laboratories, Inc.*	27,500	713,900
Par Pharmaceutical Cos., Inc.*	18,600	929,628

		3,664,219

Professional Services 0.7%
GP Strategies Corp.*	13,700	264,684
Navigant Consulting, Inc.*	32,800	362,440
Resources Connection, Inc.	126,500	1,658,415
RPX Corp.*	8,500	95,285
VSE Corp.	15,300	374,697

		2,755,521

Real Estate Investment Trusts (REITs) 8.3%
American Campus Communities, Inc.	37,500	1,645,500
Anworth Mortgage Asset Corp.	375,400	2,552,720
Ashford Hospitality Trust, Inc.	138,000	1,159,200
CapLease, Inc.	126,100	651,937
Capstead Mortgage Corp.	211,600	2,854,484
Cedar Realty Trust, Inc.	139,400	736,032
Chesapeake Lodging Trust	40,400	802,748
Coresite Realty Corp.	53,000	1,427,820
CYS Investments, Inc.	92,400	1,301,916
DCT Industrial Trust, Inc.	178,000	1,151,660
DiamondRock Hospitality Co.	112,200	1,080,486
EastGroup Properties, Inc.	3,900	207,480
Entertainment Properties Trust	13,700	608,691
Extra Space Storage, Inc.	15,200	505,400
FelCor Lodging Trust, Inc.*	114,100	540,834
First Industrial Realty Trust, Inc.*	183,500	2,411,190
Getty Realty Corp.(a)	13,000	233,350
Home Properties, Inc.	4,500	275,715
Invesco Mortgage Capital, Inc.	14,200	285,846
Kite Realty Group Trust	51,600	263,160
LaSalle Hotel Properties	9,700	258,893
Lexington Realty Trust	176,183	1,701,928
LTC Properties, Inc.	29,500	939,575
MFA Financial, Inc.	132,800	1,128,800
National Retail Properties, Inc.	23,400	713,700
Omega Healthcare Investors, Inc.	94,800	2,154,804
Parkway Properties, Inc.	90,800	1,213,996
Pennsylvania Real Estate Investment Trust	114,150	1,810,419
Ramco-Gershenson Properties Trust	26,800	335,804
Redwood Trust, Inc.	82,300	1,190,058
Sun Communities, Inc.	13,700	604,444
Tanger Factory Outlet Centers	49,050	1,585,786
Winthrop Realty Trust	33,600	362,208

		34,696,584

Road & Rail 1.2%
Amerco, Inc.	10,500	1,116,780
Con-way, Inc.	45,350	1,241,229
Genesee & Wyoming, Inc., Class A*	31,731	2,121,535

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Road & Rail (continued)
Quality Distribution, Inc.*	40,100	$370,925
Swift Transportation Co.*	36,100	311,182
Universal Truckload Services, Inc.	3,200	51,104

		5,212,755

Semiconductors & Semiconductor Equipment 3.8%
Amkor Technology, Inc.*(a)	271,200	1,193,280
Brooks Automation, Inc.	35,700	286,671
Cypress Semiconductor Corp.*	104,550	1,120,776
DSP Group, Inc.*	21,700	128,898
Entegris, Inc.*	56,838	462,093
First Solar, Inc.*(a)	83,900	1,857,966
GT Advanced Technologies, Inc.*(a)	417,300	2,274,285
Integrated Silicon Solution, Inc.*	40,100	371,326
Intermolecular, Inc.*	21,600	153,360
IXYS Corp.*	13,000	128,960
LTX-Credence Corp.*	147,800	849,850
M/A-COM Technology Solutions Holdings, Inc.*	5,800	73,660
Mindspeed Technologies, Inc.*(a)	109,200	377,832
MKS Instruments, Inc.	21,400	545,486
Peregrine Semiconductor Corp.*	53,000	897,820
Photronics, Inc.*	47,800	256,686
PMC-Sierra, Inc.*	42,700	240,828
Rudolph Technologies, Inc.*	14,000	147,000
Semtech Corp.*	11,000	276,650
Skyworks Solutions, Inc.*	12,200	287,493
Spansion, Inc., Class A*	34,800	414,816
STR Holdings, Inc.*(a)	51,000	158,100
Supertex, Inc.*	56,000	1,001,280
Teradyne, Inc.*	95,000	1,350,900
Ultra Clean Holdings, Inc.*	30,200	172,442
Veeco Instruments, Inc.*	31,270	938,725

		15,967,183

Software 1.7%
Actuate Corp.*	289,450	2,034,834
Aspen Technology, Inc.*	22,200	573,870
Eloqua, Inc.*	27,500	543,125
Envivio, Inc.*	21,900	48,180
EPIQ Systems, Inc.	15,900	213,378
Guidewire Software, Inc.*	5,200	161,460
Infoblox, Inc.*(a)	13,400	311,550
JDA Software Group, Inc.*	38,689	1,229,536
Netscout Systems, Inc.*	8,500	216,835
Progress Software Corp.*	60,900	1,302,651
Proofpoint, Inc.*	3,300	49,005
Quest Software, Inc.*(b)	20,600	576,800

		7,261,224

Specialty Retail 3.1%
Brown Shoe Co., Inc.	45,200	724,556
Cabela’s, Inc.*	49,000	2,679,320
Conn’s, Inc.*(a)	103,825	2,289,341
Express, Inc.*	112,900	1,673,178
Five Below, Inc.*(a)	10,500	410,340
Jos. A. Bank Clothiers, Inc.*	31,150	1,510,152
Monro Muffler Brake, Inc.	5,660	199,176
OfficeMax, Inc.	216,300	1,689,303
Sonic Automotive, Inc., Class A	100,100	1,899,898

		13,075,264

Textiles, Apparel & Luxury Goods 2.2%
G-III Apparel Group Ltd.*	61,300	2,200,670
Iconix Brand Group, Inc.*(a)	124,750	2,275,440
Jones Group, Inc. (The)	34,000	437,580
Perry Ellis International, Inc.*	134,850	2,973,442
Skechers U.S.A., Inc., Class A*	4,800	97,920
Warnaco Group, Inc. (The)*	26,600	1,380,540

		9,365,592

Thrifts & Mortgage Finance 2.9%
BankFinancial Corp.	23,200	203,928
Berkshire Hills Bancorp, Inc.	11,000	251,680
BofI Holding, Inc.*	11,000	286,550
Brookline Bancorp, Inc.	208,800	1,841,616
Dime Community Bancshares, Inc.	13,050	188,442
Doral Financial Corp.*	113,300	106,581
First Financial Holdings, Inc.	21,500	279,285
Flushing Financial Corp.	136,200	2,151,960
HomeStreet, Inc.*	7,700	293,062
OceanFirst Financial Corp.(a)	11,800	173,106
Ocwen Financial Corp.*	141,500	3,878,515
Provident Financial Services, Inc.	23,100	364,749
TrustCo Bank Corp.	26,600	152,152
ViewPoint Financial Group, Inc.	106,600	2,043,522
WSFS Financial Corp.	3,300	136,224

		12,351,372

Tobacco 0.1%
Universal Corp.	10,500	534,660

Trading Companies & Distributors 1.2%
Aircastle Ltd.	31,600	358,028
Applied Industrial Technologies, Inc.	50,650	2,098,430
MRC Global, Inc.*(a)	14,500	356,555
SeaCube Container Leasing Ltd.	64,200	1,203,750
Titan Machinery, Inc.*	50,300	1,020,084

		5,036,847

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	44,100	602,406

Water Utilities 0.1%
American States Water Co.	5,200	231,036
Artesian Resources Corp., Class A	5,000	116,150
California Water Service Group	9,000	167,850
Consolidated Water Co., Ltd.	4,700	38,869

		553,905

Total Common Stocks (cost $365,324,958)		409,158,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

U.S. Treasury Note 0.2%

	Principal Amount	Market Value
U.S. Treasury Note, 0.50%, 11/30/12(a)(c)	$880,000	$880,550

Total U.S. Treasury Note (cost $880,502)		880,550

Mutual Fund 2.1%

	Shares	Market Value
Money Market Fund 2.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (d)	8,827,266	$8,827,266

Total Mutual Fund (cost $8,827,266)		8,827,266

Repurchase Agreements 6.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $20,000,333, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63%—1.38%, maturing 12/28/12—07/25/17; total market value $20,400,097. (e)	$20,000,000	$20,000,000
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $5,966,499, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $6,085,751. (e)	5,966,385	5,966,385

Total Repurchase Agreements (cost $25,966,385)		25,966,385

Total Investments (cost $400,999,111) (f) — 106.1%		444,832,574
Liabilities in excess of other assets — (6.1%)		(25,755,908)

NET ASSETS — 100.0%		$419,076,666

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $25,231,248, which was collateralized by repurchase agreements with a total value of $25,966,385 and $294,789 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.42% - 8.00% and maturity dates ranging from 10/16/17 - 12/01/47, a total value of $26,261,147.
(b)	Fair Valued Security.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Represents 7-day effective yield as of September 30, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $25,966,385.
(f)	At September 30, 2012, the tax basis cost of the Fund’s investments was $404,208,232, tax unrealized appreciation and depreciation were $62,778,381 and $(22,154,039), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

At September 30, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
80	Russell 2000 Mini Future	12/21/12	$6,675,200	$(110,485)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,845,843	$—	$—	$9,845,843
Air Freight & Logistics	324,745	—	—	324,745
Airlines	3,889,555	—	—	3,889,555
Auto Components	4,107,764	—	—	4,107,764
Biotechnology	5,642,052	—	—	5,642,052
Building Products	2,222,084	—	—	2,222,084
Capital Markets	7,373,471	—	—	7,373,471
Chemicals	8,875,689	—	—	8,875,689
Commercial Banks	38,255,818	—	—	38,255,818
Commercial Services & Supplies	7,465,104	—	—	7,465,104
Communications Equipment	5,485,329	—	—	5,485,329
Computers & Peripherals	3,138,924	—	—	3,138,924
Construction & Engineering	2,225,674	—	—	2,225,674
Consumer Finance	3,798,988	—	—	3,798,988
Containers & Packaging	3,850,373	—	—	3,850,373
Distributors	342,584	—	—	342,584
Diversified Consumer Services	3,131,276	—	—	3,131,276
Diversified Financial Services	4,059,559	—	—	4,059,559
Diversified Telecommunication Services	2,495,085	—	—	2,495,085
Electric Utilities	14,272,411	—	—	14,272,411
Electrical Equipment	2,510,023	—	—	2,510,023
Electronic Equipment, Instruments & Components	10,013,469	—	—	10,013,469
Energy Equipment & Services	7,056,256	—	—	7,056,256
Food & Staples Retailing	5,265,670	—	—	5,265,670
Food Products	8,070,207	—	—	8,070,207
Gas Utilities	6,534,514	—	—	6,534,514
Health Care Equipment & Supplies	13,719,554	—	—	13,719,554
Health Care Providers & Services	12,846,053	—	—	12,846,053
Health Care Technology	2,281,960	—	—	2,281,960
Hotels, Restaurants & Leisure	8,728,361	—	—	8,728,361
Household Durables	8,931,864	—	—	8,931,864
Industrial Conglomerates	271,145	—	—	271,145

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Asset Type (continued)	Level 1(a)	Level 2(a)	Level 3	Total
Common Stocks (continued)
Information Technology Services	$8,184,085	$—	$—	$8,184,085
Insurance	16,248,768	—	—	16,248,768
Internet & Catalog Retail	272,041	—	—	272,041
Internet Software & Services	2,258,735	—	—	2,258,735
Leisure Equipment & Products	642,974	—	—	642,974
Life Sciences Tools & Services	838,695	—	—	838,695
Machinery	22,582,976	—	—	22,582,976
Media	4,137,308	—	—	4,137,308
Metals & Mining	6,591,199	—	—	6,591,199
Multiline Retail	1,236,193	—	—	1,236,193
Multi-Utilities	3,326,093	—	—	3,326,093
Oil, Gas & Consumable Fuels	9,391,779	—	—	9,391,779
Paper & Forest Products	3,411,823	—	—	3,411,823
Personal Products	1,926,768	—	—	1,926,768
Pharmaceuticals	3,664,219	—	—	3,664,219
Professional Services	2,755,521	—	—	2,755,521
Real Estate Investment Trusts (REITs)	34,696,584	—	—	34,696,584
Road & Rail	5,212,755	—	—	5,212,755
Semiconductors & Semiconductor Equipment	15,967,183	—	—	15,967,183
Software	6,684,424	576,800	—	7,261,224
Specialty Retail	13,075,264	—	—	13,075,264
Textiles, Apparel & Luxury Goods	9,365,592	—	—	9,365,592
Thrifts & Mortgage Finance	12,351,372	—	—	12,351,372
Tobacco	534,660	—	—	534,660
Trading Companies & Distributors	5,036,847	—	—	5,036,847
Transportation Infrastructure	602,406	—	—	602,406
Water Utilities	553,905	—	—	553,905

Total Common Stocks	$408,581,573	$576,800	$—	$409,158,373

Mutual Fund	8,827,266	—	—	8,827,266
Repurchase Agreements	—	25,966,385	—	25,966,385
U.S. Treasury Note	—	880,550	—	880,550

Total Assets	$417,408,839	$27,423,735	$—	$444,832,574

Liabilities:
Futures Contracts	(110,485)	—	—	(110,485)

Total	$417,298,354	$27,423,735	$—	$444,722,089

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	For the period ended September 30, 2012, there was one transfer of a common stock investment from Level 1 to Level 2 with a market value of one hundred eighty two thousand two hundred eighty dollars. As of September 30, 2012, the market value of this common stock investment was five hundred seventy six thousand eight hundred dollars.

For the period from January 1, 2012 through September 30, 2012, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2012

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(110,485)

Total		$(110,485)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 96.7%

	Shares	Market Value
AUSTRALIA 0.0%
Oil, Gas & Consumable Fuels 0.0%
AET & D Holdings No. 1*(a)	106,305	$0

AUSTRIA 0.0%
Real Estate Management & Development 0.0%
Immofinanz AG*(a)	103,675	0

BAHAMAS 0.2%
Diversified Consumer Services 0.2%
Steiner Leisure Ltd.*	22,300	1,038,065

BERMUDA 1.6%
Insurance 1.5%
Arch Capital Group Ltd.*	52,200	2,175,696
Maiden Holdings Ltd.	135,400	1,203,706
PartnerRe Ltd.	16,800	1,247,904
Validus Holdings Ltd.	69,837	2,368,173

		6,995,479

Oil, Gas & Consumable Fuels 0.1%
Energy XXI (Bermuda) Ltd.	8,851	309,342

		7,304,821

CANADA 1.4%
Commercial Services & Supplies 0.1%
Ritchie Bros. Auctioneers, Inc.	27,500	528,825

Computers & Peripherals 0.1%
Smart Technologies, Inc., Class A*	262,600	428,038

Energy Equipment & Services 0.2%
Pason Systems, Inc.(a)	47,700	796,213

Food & Staples Retailing 0.0%†
North West Co., Inc. (The)(a)	5,200	117,742

Machinery 0.0%†
AG Growth International, Inc.	6,900	227,348

Metals & Mining 0.3%
Alamos Gold, Inc.	59,800	1,158,326
Major Drilling Group International	25,500	258,953

		1,417,279

Paper & Forest Products 0.3%
Domtar Corp.	15,300	1,197,837

Software 0.4%
Computer Modelling Group Ltd.(a)	45,900	901,565
Constellation Software, Inc.(a)	7,400	781,174

		1,682,739

		6,396,021

CHINA 0.0%†
Internet Software & Services 0.0%†
Youku, Inc. Series F, ADR*	2	2

CURACAO 0.2%
Health Care Equipment & Supplies 0.2%
Orthofix International NV*	24,226	1,084,114

GREECE 0.2%
Transportation Infrastructure 0.2%
Aegean Marine Petroleum Network, Inc.	195,000	1,183,650

IRELAND 0.8%
Life Sciences Tools & Services 0.5%
ICON PLC, ADR*	83,370	2,031,727

Pharmaceuticals 0.3%
Jazz Pharmaceuticals PLC*	26,456	1,508,256

		3,539,983

ISRAEL 0.8%
Communications Equipment 0.2%
Ceragon Networks Ltd.*	171,097	975,253

Health Care Equipment & Supplies 0.2%
Syneron Medical Ltd.*	81,700	796,575

Semiconductors & Semiconductor Equipment 0.4%
Mellanox Technologies Ltd.*	20,185	2,049,383

		3,821,211

LUXEMBOURG 0.5%
Insurance 0.3%
Flagstone Reinsurance Holdings SA	163,400	1,403,606

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA*	9,900	853,875

		2,257,481

MONACO 0.2%
Oil, Gas & Consumable Fuels 0.2%
Scorpio Tankers, Inc.*	158,242	949,452

NETHERLANDS 0.3%
Information Technology Services 0.3%
InterXion Holding NV*	52,100	1,183,712

PUERTO RICO 1.0%
Commercial Banks 0.6%
Oriental Financial Group, Inc.	163,200	1,716,864
Popular, Inc.*	72,990	1,272,216

		2,989,080

Health Care Providers & Services 0.4%
Triple-S Management Corp., Class B*	81,300	1,699,170

		4,688,250

SWITZERLAND 0.5%
Insurance 0.5%
Allied World Assurance Co. Holdings AG	28,500	2,201,625

UNITED KINGDOM 0.2%
Machinery 0.2%
Edwards Group Ltd., ADR*	159,312	1,053,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Oil, Gas & Consumable Fuels 0.0%
Infinity Bio-Energy Ltd.*(a)	94,500	$0

		1,053,052

UNITED STATES 88.8%
Aerospace & Defense 0.5%
B/E Aerospace, Inc.*	22,180	933,778
Hexcel Corp.*	37,768	907,187
Innovative Solutions & Support, Inc.*	89,572	356,497

		2,197,462

Air Freight & Logistics 0.3%
Forward Air Corp.	47,400	1,441,434

Airlines 0.1%
SkyWest, Inc.	44,920	464,024

Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.*	148,252	1,670,800
Gentex Corp.	17,900	304,479
Modine Manufacturing Co.*	89,436	660,038
Stoneridge, Inc.*	148,066	735,888

		3,371,205

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*	12,700	1,422,019

Biotechnology 1.3%
ARIAD Pharmaceuticals, Inc.*	25,078	607,514
Cepheid, Inc.*	34,622	1,194,805
Cubist Pharmaceuticals, Inc.*	34,435	1,641,861
Incyte Corp., Ltd.*	33,146	598,285
Medivation, Inc.*	17,060	961,502
Spectrum Pharmaceuticals, Inc.*	100,200	1,172,340

		6,176,307

Building Products 0.5%
A.O. Smith Corp.	10,420	599,567
AAON, Inc.	34,800	685,212
NCI Building Systems, Inc.*	114,172	1,145,145

		2,429,924

Capital Markets 1.1%
Cowen Group, Inc., Class A*	443,720	1,198,044
Hercules Technology Growth Capital, Inc.	159,403	1,755,027
Horizon Technology Finance Corp.	37,373	603,947
Medley Capital Corp.	72,968	1,026,660
WisdomTree Investments, Inc.*	43,460	291,182

		4,874,860

Chemicals 4.4%
American Vanguard Corp.	25,590	890,532
Balchem Corp.	26,000	954,980
Cabot Corp.	30,500	1,115,385
Cytec Industries, Inc.	15,560	1,019,491
H.B. Fuller Co.	49,490	1,518,353
Hawkins, Inc.	16,700	693,885
Innophos Holdings, Inc.	17,800	863,122
Intrepid Potash, Inc.*	33,700	723,876
LSB Industries, Inc.*	68,800	3,018,256
Minerals Technologies, Inc.	21,700	1,539,181
NewMarket Corp.	2,700	665,496
Olin Corp.	58,700	1,275,551
OM Group, Inc.*	70,400	1,305,216
RPM International, Inc.	55,948	1,596,756
Sensient Technologies Corp.	52,300	1,922,548
Stepan Co.	2,700	259,524
Tronox Ltd., Class A	41,000	928,650

		20,290,802

Commercial Banks 5.1%
Bancorp, Inc. (The)*	156,048	1,602,613
Bank of Hawaii Corp.	11,400	520,068
Eagle Bancorp, Inc.*	67,200	1,123,584
Financial Institutions, Inc.	90,615	1,689,064
First Citizens BancShares, Inc., Class A	8,216	1,338,386
First Connecticut Bancorp, Inc.	17,563	237,276
First Financial Bankshares, Inc.	34,950	1,259,249
First of Long Island Corp. (The)	29,047	894,938
Investors Bancorp, Inc.*	94,602	1,725,540
Lakeland Financial Corp.	36,907	1,018,633
Metro Bancorp, Inc.*	89,926	1,139,362
National Bank Holdings Corp., Class A*	52,630	1,024,180
PrivateBancorp, Inc.	134,590	2,152,094
Signature Bank*	15,872	1,064,694
State Bank Financial Corp.	89,900	1,482,451
TCF Financial Corp.	100,700	1,202,358
Texas Capital Bancshares, Inc.*	39,266	1,951,913
Westamerica Bancorporation	8,700	409,335
Western Alliance Bancorp*	160,500	1,637,100

		23,472,838

Commercial Services & Supplies 2.2%
ACCO Brands Corp.*	174,037	1,129,500
Clean Harbors, Inc.*	12,249	598,364
Deluxe Corp.	64,200	1,961,952
Ennis, Inc.	76,795	1,260,206
Healthcare Services Group, Inc.	49,450	1,130,921
Portfolio Recovery Associates, Inc.*	17,900	1,869,297
Rollins, Inc.	59,875	1,400,476
United Stationers, Inc.	40,082	1,042,934

		10,393,650

Communications Equipment 1.9%
Emulex Corp.*	212,900	1,535,009
Extreme Networks*	376,976	1,259,100
NETGEAR, Inc.*	20,200	770,428

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Communications Equipment (continued)
Oplink Communications, Inc.*	108,184	$1,789,363
Palo Alto Networks, Inc.*	10,770	663,109
Polycom, Inc.*	133,000	1,312,710
Procera Networks, Inc.*	58,300	1,370,050

		8,699,769

Computers & Peripherals 1.0%
Datalink Corp.*	158,684	1,313,904
Electronics for Imaging, Inc.*	94,800	1,574,628
Lexmark International, Inc., Class A	53,100	1,181,475
Stratasys, Inc.*	10,390	565,216

		4,635,223

Construction & Engineering 0.7%
EMCOR Group, Inc.	40,000	1,141,600
Great Lakes Dredge & Dock Corp.	151,400	1,165,780
Orion Marine Group, Inc.*	86,146	640,065
UniTek Global Services, Inc.*	62,293	267,860

		3,215,305

Construction Materials 0.3%
Eagle Materials, Inc.	30,120	1,393,351

Containers & Packaging 1.0%
AptarGroup, Inc.	33,400	1,727,114
Greif, Inc., Class A	12,667	559,628
Rock-Tenn Co., Class A	18,000	1,299,240
Silgan Holdings, Inc.	25,700	1,118,207

		4,704,189

Distributors 0.9%
Core-Mark Holding Co., Inc.	34,896	1,678,847
Pool Corp.	27,500	1,143,450
VOXX International Corp.*	161,184	1,205,656

		4,027,953

Diversified Consumer Services 0.2%
Corinthian Colleges, Inc.*	284,500	677,110
Strayer Education, Inc.	3,400	218,790

		895,900

Diversified Financial Services 0.3%
NewStar Financial, Inc.*	36,587	438,678
PHH Corp.*	57,300	1,166,055

		1,604,733

Diversified Telecommunication Services 0.4%
Cogent Communications Group, Inc.	71,460	1,642,865

Electric Utilities 1.5%
NV Energy, Inc.	125,400	2,258,454
UIL Holdings Corp.	59,787	2,143,962
UNS Energy Corp.	56,114	2,348,932

		6,751,348

Electrical Equipment 0.3%
General Cable Corp.*	35,500	1,042,990
Thermon Group Holdings, Inc.*	15,800	394,842

		1,437,832

Electronic Equipment, Instruments & Components 1.5%
Badger Meter, Inc.	27,700	1,008,003
Electro Scientific Industries, Inc.	121,423	1,483,789
FEI Co.	10,700	572,450
IPG Photonics Corp.*	19,033	1,090,591
Littelfuse, Inc.	1,000	56,540
OSI Systems, Inc.*	30,016	2,336,445
Trimble Navigation Ltd.*	5,700	271,662

		6,819,480

Energy Equipment & Services 2.6%
Atwood Oceanics, Inc.*	30,497	1,386,089
CARBO Ceramics, Inc.	11,850	745,602
Dril-Quip, Inc.*	14,940	1,073,887
Forum Energy Technologies, Inc.*	29,960	728,627
Hornbeck Offshore Services, Inc.*	13,920	510,168
Key Energy Services, Inc.*	130,500	913,500
Lufkin Industries, Inc.	21,260	1,144,213
Natural Gas Services Group, Inc.*	83,600	1,249,820
Oceaneering International, Inc.	26,500	1,464,125
Pioneer Energy Services Corp.*	133,448	1,039,560
Tidewater, Inc.	38,465	1,866,707

		12,122,298

Food & Staples Retailing 2.0%
Fresh Market, Inc. (The)*	24,948	1,496,381
Harris Teeter Supermarkets, Inc.	81,398	3,161,498
Spartan Stores, Inc.	86,771	1,328,464
Susser Holdings Corp.*	24,840	898,463
United Natural Foods, Inc.*	14,890	870,321
Weis Markets, Inc.	35,282	1,493,487

		9,248,614

Food Products 1.9%
Annie’s, Inc.*	12,860	576,643
Darling International, Inc.*	51,100	934,619
Flowers Foods, Inc.	48,350	975,703
Hain Celestial Group, Inc. (The)*	11,130	701,190
J&J Snack Foods Corp.	14,183	813,111
Lancaster Colony Corp.	25,600	1,875,200
Post Holdings, Inc.*	45,800	1,376,748
Sanderson Farms, Inc.	13,400	594,558
Smart Balance, Inc.*	63,980	772,878

		8,620,650

Gas Utilities 1.3%
New Jersey Resources Corp.	25,950	1,186,434
Northwest Natural Gas Co.	24,500	1,206,380
Piedmont Natural Gas Co., Inc.	7,200	233,856
South Jersey Industries, Inc.	16,700	883,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Gas Utilities (continued)
Southwest Gas Corp.	59,147	$2,614,297

		6,124,898

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	40,100	1,440,392
Align Technology, Inc.*	20,280	749,752
Cooper Cos., Inc. (The)	19,860	1,875,976
Cutera, Inc.*	129,564	967,843
Endologix, Inc.*	82,045	1,133,862
Globus Medical, Inc., Class A*	9,370	168,941
Haemonetics Corp.*	24,600	1,972,920
IDEXX Laboratories, Inc.*	6,004	596,497
Insulet Corp.*	19,290	416,278
Meridian Bioscience, Inc.	67,500	1,294,650
Sirona Dental Systems, Inc.*	41,992	2,391,864
Volcano Corp.*	10,520	300,557
West Pharmaceutical Services, Inc.	40,200	2,133,414

		15,442,946

Health Care Providers & Services 3.9%
Addus HomeCare Corp.*	133,331	719,987
Air Methods Corp.*	11,060	1,320,232
Amsurg Corp.*	18,634	528,833
Catamaran Corp.*	9,860	965,984
Centene Corp.*	31,700	1,185,897
Ensign Group, Inc. (The)	60,400	1,848,542
HMS Holdings Corp.*	31,960	1,068,423
Landauer, Inc.	4,200	250,824
Metropolitan Health Networks, Inc.*	158,305	1,478,569
MWI Veterinary Supply, Inc.*	32,220	3,437,230
Owens & Minor, Inc.	22,500	672,300
PharMerica Corp.*	157,700	1,996,482
Providence Service Corp. (The)*	78,700	1,022,313
PSS World Medical, Inc.*	25,300	576,334
Team Health Holdings, Inc.*	41,710	1,131,592

		18,203,542

Health Care Technology 0.9%
athenahealth, Inc.*	9,500	871,815
MedAssets, Inc.*	121,500	2,162,700
Quality Systems, Inc.	18,100	335,755
Vocera Communications, Inc.*	22,090	682,802

		4,053,072

Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc.*	15,800	780,362
Brinker International, Inc.	27,000	953,100
Buffalo Wild Wings, Inc.*	16,270	1,394,990
Cheesecake Factory, Inc. (The)	5,100	182,325
Gaylord Entertainment Co.*	12,560	496,497
Marriott Vacations Worldwide Corp.*	43,914	1,581,782
Morgans Hotel Group Co.*	123,300	791,586
Panera Bread Co., Class A*	9,480	1,620,037

		7,800,679

Household Durables 1.5%
La-Z-Boy, Inc.*	99,500	1,455,685
M/I Homes, Inc.*	76,925	1,487,729
NACCO Industries, Inc., Class A	10,900	1,366,969
Newell Rubbermaid, Inc.	78,364	1,495,969
Standard Pacific Corp.*	189,430	1,280,547

		7,086,899

Household Products 0.4%
Church & Dwight Co., Inc.	23,000	1,241,770
Spectrum Brands Holdings, Inc.	17,600	704,176

		1,945,946

Industrial Conglomerates 0.3%
Raven Industries, Inc.	41,474	1,220,580

Information Technology Services 1.2%
BancTec, Inc.*(b)	36,134	162,603
Cardtronics, Inc.*	42,483	1,265,144
CIBER, Inc.*	314,100	1,089,927
Convergys Corp.	82,700	1,295,909
Forrester Research, Inc.	11,357	326,741
Jack Henry & Associates, Inc.	10,500	397,950
Sapient Corp.*	21,100	224,926
Syntel, Inc.	13,100	817,571
Wright Express Corp.*	2,130	148,503

		5,729,274

Insurance 2.4%
American Financial Group, Inc.	36,914	1,399,041
Amtrust Financial Services, Inc.	21,560	552,367
Employers Holdings, Inc.	56,849	1,042,042
Infinity Property & Casualty Corp.	19,900	1,201,761
Mercury General Corp.	12,700	490,855
ProAssurance Corp.	16,856	1,524,457
Reinsurance Group of America, Inc.	35,465	2,052,359
RLI Corp.	25,400	1,693,164
Safety Insurance Group, Inc.	26,700	1,224,996

		11,181,042

Internet Software & Services 2.3%
Cornerstone OnDemand, Inc.*	60,585	1,857,536
CoStar Group, Inc.*	8,740	712,660
Demandware, Inc.*	17,390	552,132
EarthLink, Inc.	254,700	1,813,464
Liquidity Services, Inc.*	34,195	1,716,931
Perficient, Inc.*	109,300	1,319,251
Web.com Group, Inc.*	152,969	2,745,794

		10,717,768

Leisure Equipment & Products 0.7%
Brunswick Corp.	47,500	1,074,925
LeapFrog Enterprises, Inc.*	102,184	921,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Leisure Equipment & Products (continued)
Polaris Industries, Inc.	14,300	$1,156,441

		3,153,066

Life Sciences Tools & Services 0.2%
PAREXEL International Corp.*	30,600	941,256

Machinery 4.2%
Chart Industries, Inc.*	28,192	2,081,979
CLARCOR, Inc.	49,500	2,209,185
Columbus McKinnon Corp.*	76,700	1,158,937
Douglas Dynamics, Inc.	43,300	640,407
EnPro Industries, Inc.*	34,800	1,253,148
Gorman-Rupp Co. (The)	20,200	545,400
Graco, Inc.	27,500	1,382,700
Greenbrier Cos., Inc. (The)*	69,405	1,120,197
Hyster-Yale Materials Handling, Inc.*	1,077	46,020
Lincoln Electric Holdings, Inc.	5,900	230,395
Lindsay Corp.	8,200	590,154
Manitowoc Co., Inc. (The)	80,400	1,072,536
Nordson Corp.	18,582	1,089,277
Tennant Co.	7,055	302,095
Toro Co. (The)	21,622	860,123
Valmont Industries, Inc.	10,600	1,393,900
Wabtec Corp.	44,988	3,612,087

		19,588,540

Media 0.1%
MDC Partners, Inc., Class A	19,923	245,850

Metals & Mining 0.6%
Compass Minerals International, Inc.	24,500	1,827,455
Metals USA Holdings Corp.*	82,646	1,104,977

		2,932,432

Multiline Retail 0.2%
Gordmans Stores, Inc.*	59,985	1,106,723

Multi-Utilities 0.8%
Avista Corp.	82,347	2,119,612
CMS Energy Corp.	70,300	1,655,565

		3,775,177

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	25,447	955,280

Oil, Gas & Consumable Fuels 3.2%
Approach Resources, Inc.*	13,750	414,287
Concho Resources, Inc.*	5,800	549,550
Energen Corp.	37,398	1,960,029
EPL Oil & Gas, Inc.*	55,500	1,126,095
EXCO Resources, Inc.	119,700	958,797
Gulfport Energy Corp.*	55,300	1,728,678
Kodiak Oil & Gas Corp.*	190,000	1,778,400
Midstates Petroleum Co., Inc.*	81,100	701,515
Oasis Petroleum, Inc.*	75,360	2,220,859
Rex Energy Corp.*	42,950	573,383
SM Energy Co.	19,915	1,077,601
Swift Energy Co.*	83,100	1,735,128

		14,824,322

Personal Products 0.4%
Elizabeth Arden, Inc.*	36,598	1,728,890

Pharmaceuticals 0.5%
Akorn, Inc.*	32,570	430,575
Medicines Co. (The)*	56,091	1,447,709
Salix Pharmaceuticals Ltd.*	13,040	552,114

		2,430,398

Professional Services 1.2%
Acacia Research Corp.*	16,895	463,092
Advisory Board Co. (The)*	32,328	1,546,248
Exponent, Inc.*	31,400	1,792,626
Kforce, Inc.*	102,900	1,213,191
On Assignment, Inc.*	38,610	769,111

		5,784,268

Real Estate Investment Trusts (REITs) 3.8%
American Assets Trust, Inc.	43,472	1,164,615
American Capital Agency Corp.	34,900	1,207,191
Campus Crest Communities, Inc.	98,305	1,061,694
Colony Financial, Inc.	85,757	1,670,546
Coresite Realty Corp.	22,100	595,374
Education Realty Trust, Inc.	100,943	1,100,279
Entertainment Properties Trust	23,800	1,057,434
LaSalle Hotel Properties	33,298	888,724
MFA Financial, Inc.	147,717	1,255,594
National Health Investors, Inc.	22,500	1,157,400
One Liberty Properties, Inc.	65,670	1,224,746
Piedmont Office Realty Trust, Inc., Class A	53,500	927,690
PS Business Parks, Inc.	17,100	1,142,622
Summit Hotel Properties, Inc.	252,312	2,154,744
Taubman Centers, Inc.	14,549	1,116,345

		17,724,998

Real Estate Management & Development 0.2%
Zillow, Inc., Class A*	20,600	868,908

Road & Rail 0.9%
Genesee & Wyoming, Inc., Class A*	18,960	1,267,666
Quality Distribution, Inc.*	122,800	1,135,900
Roadrunner Transportation Systems, Inc.*	64,100	1,037,138
Saia, Inc.*	46,897	944,505

		4,385,209

Semiconductors & Semiconductor Equipment 2.5%
Advanced Energy Industries, Inc.*	63,452	781,729
Cavium, Inc.*	17,790	592,941
Cirrus Logic, Inc.*	30,640	1,176,269
Hittite Microwave Corp.*	23,700	1,314,639
Integrated Silicon Solution, Inc.*	149,200	1,381,592

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.*	62,640	$1,237,140
Photronics, Inc.*	259,400	1,392,978
Power Integrations, Inc.	13,300	404,719
RF Micro Devices, Inc.*	354,000	1,398,300
Silicon Image, Inc.*	343,000	1,574,370
Volterra Semiconductor Corp.*	4,700	102,789

		11,357,466

Software 5.3%
Actuate Corp.*	199,600	1,403,188
Aspen Technology, Inc.*	87,770	2,268,855
Blackbaud, Inc.	13,900	332,488
BroadSoft, Inc.*	27,671	1,135,065
CommVault Systems, Inc.*	40,089	2,353,224
Ellie Mae, Inc.*	27,010	735,482
FactSet Research Systems, Inc.	6,900	665,298
Fortinet, Inc.*	62,610	1,511,405
Guidewire Software, Inc.*	49,240	1,528,902
Imperva, Inc.*	28,736	1,062,945
Manhattan Associates, Inc.*	7,200	412,344
Mentor Graphics Corp.*	114,200	1,767,816
MICROS Systems, Inc.*	27,440	1,347,853
NetSuite, Inc.*	40,774	2,601,381
ServiceNow, Inc.*	18,680	722,542
Solera Holdings, Inc.	28,100	1,232,747
Sourcefire, Inc.*	16,243	796,394
Splunk, Inc.*	13,230	485,806
Tyler Technologies, Inc.*	1,500	66,030
Ultimate Software Group, Inc.*	23,380	2,387,098

		24,816,863

Specialty Retail 5.9%
Aaron’s, Inc.	43,250	1,202,782
Aeropostale, Inc.*	65,200	882,156
American Eagle Outfitters, Inc.	46,100	971,788
Asbury Automotive Group, Inc.*	38,320	1,071,044
Ascena Retail Group, Inc.*	50,962	1,093,135
Citi Trends, Inc.*	74,500	935,347
Five Below, Inc.*	12,960	506,477
Francesca’s Holdings Corp.*	20,860	641,028
Genesco, Inc.*	21,452	1,431,492
Hibbett Sports, Inc.*	61,580	3,660,931
Lithia Motors, Inc., Class A	44,400	1,478,964
Pep Boys-Manny, Moe & Jack (The)	118,400	1,205,312
Pier 1 Imports, Inc.	30,820	577,567
Sally Beauty Holdings, Inc.*	134,000	3,362,060
Sonic Automotive, Inc., Class A	80,700	1,531,686
Stage Stores, Inc.	65,597	1,381,473
Tractor Supply Co.	13,100	1,295,459
Ulta Salon Cosmetics & Fragrance, Inc.	10,820	1,042,020
Vitamin Shoppe, Inc.*	38,995	2,274,188
Zumiez, Inc.*	27,530	763,407

		27,308,316

Textiles, Apparel & Luxury Goods 1.3%
G-III Apparel Group Ltd.*	38,700	1,389,330
PVH Corp.	11,482	1,076,093
Steven Madden Ltd.*	45,170	1,974,833
Under Armour, Inc., Class A*	18,970	1,059,095
Wolverine World Wide, Inc.	13,400	594,558

		6,093,909

Thrifts & Mortgage Finance 2.8%
Berkshire Hills Bancorp, Inc.	65,700	1,503,216
BofI Holding, Inc.*	61,863	1,611,531
Brookline Bancorp, Inc.	188,800	1,665,216
Dime Community Bancshares, Inc.	31,150	449,806
EverBank Financial Corp.	111,120	1,530,122
HomeStreet, Inc.*	7,426	282,634
Ocwen Financial Corp.*	26,000	712,660
Rockville Financial, Inc.	111,100	1,360,975
United Financial Bancorp, Inc.	93,664	1,355,318
ViewPoint Financial Group, Inc.	31,700	607,689
Walker & Dunlop, Inc.*	89,303	1,372,587
Westfield Financial, Inc.	52,300	391,727

		12,843,481

Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	34,600	1,433,478
Beacon Roofing Supply, Inc.*	61,851	1,762,753
DXP Enterprises, Inc.*	21,648	1,034,125
H&E Equipment Services, Inc.	58,680	711,202
United Rentals, Inc.*	26,290	859,946
Watsco, Inc.	4,800	363,792

		6,165,296

Water Utilities 0.3%
American States Water Co.	28,000	1,244,040

		412,135,369

Total Common Stocks (cost $400,910,529)		448,836,808

Preferred Stocks 0.0%†

	Shares	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Series M-1*(a)	19,276	$100,042
Glam Media, Inc., Escrow ADR, Series M-1*(a)	2,754	9,291

		109,333

Total Preferred Stocks (cost $109,333)		$109,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Corporate Bonds 0.0%†

	Principal Amount	Market Value
UNITED STATES 0.0%†
Internet Software & Services 0.0%†
Glam Media, Inc., Subordinated Note, 9.00%, 12/02/13(a)	$42,256	$42,256
Glam Media, Inc., Subordinated Note Escrow, 9.00%, 12/02/13(a)	6,037	3,924

		46,180

Total Corporate Bonds (cost $46,948)		46,180

Mutual Fund 3.6%

	Shares	Market Value
Money Market Fund 3.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (c)	16,488,422	$16,488,422

Total Mutual Fund (cost $16,488,422)		16,488,422

Total Investments (cost $417,555,232) (d) — 100.3%		465,480,743
Liabilities in excess of other assets — (0.3)%		(1,162,993)

NET ASSETS — 100.0%		$464,317,750

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $162,603 which represents 0.04% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $421,051,695, tax unrealized appreciation and depreciation were $65,651,484 and $(21,222,436), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,197,462	$—	$—	$2,197,462
Air Freight & Logistics	1,441,434	—	—	1,441,434
Airlines	464,024	—	—	464,024
Auto Components	3,371,205	—	—	3,371,205
Beverages	1,422,019	—	—	1,422,019
Biotechnology	6,176,307	—	—	6,176,307
Building Products	2,429,924	—	—	2,429,924
Capital Markets	4,874,860	—	—	4,874,860
Chemicals	20,290,802	—	—	20,290,802
Commercial Banks	26,461,918	—	—	26,461,918
Commercial Services & Supplies	10,922,475	—	—	10,922,475
Communications Equipment	9,675,022	—	—	9,675,022
Computers & Peripherals	5,063,261	—	—	5,063,261
Construction & Engineering	3,215,305	—	—	3,215,305
Construction Materials	1,393,351	—	—	1,393,351
Containers & Packaging	4,704,189	—	—	4,704,189
Distributors	4,027,953	—	—	4,027,953
Diversified Consumer Services	1,933,965	—	—	1,933,965
Diversified Financial Services	1,604,733	—	—	1,604,733
Diversified Telecommunication Services	1,642,865	—	—	1,642,865
Electric Utilities	6,751,348	—	—	6,751,348
Electrical Equipment	1,437,832	—	—	1,437,832
Electronic Equipment, Instruments & Components	6,819,480	—	—	6,819,480
Energy Equipment & Services	12,122,298	796,213	—	12,918,511
Food & Staples Retailing	9,248,614	117,742	—	9,366,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

Asset Type (continued)	Level 1(a)	Level 2(a)	Level 3	Total
Common Stocks (continued)
Food Products	$8,620,650	$—	$—	$8,620,650
Gas Utilities	6,124,898	—	—	6,124,898
Health Care Equipment & Supplies	17,323,635	—	—	17,323,635
Health Care Providers & Services	19,902,712	—	—	19,902,712
Health Care Technology	4,053,072	—	—	4,053,072
Hotels, Restaurants & Leisure	7,800,679	—	—	7,800,679
Household Durables	7,086,899	—	—	7,086,899
Household Products	1,945,946	—	—	1,945,946
Industrial Conglomerates	1,220,580	—	—	1,220,580
Information Technology Services	6,750,383	162,603	—	6,912,986
Insurance	21,781,752	—	—	21,781,752
Internet Software & Services	10,717,768	2	—	10,717,770
Leisure Equipment & Products	3,153,066	—	—	3,153,066
Life Sciences Tools & Services	2,972,983	—	—	2,972,983
Machinery	20,868,940	—	—	20,868,940
Media	245,850	—	—	245,850
Metals & Mining	4,349,711	—	—	4,349,711
Multiline Retail	1,106,723	—	—	1,106,723
Multi-Utilities	3,775,177	—	—	3,775,177
Office Electronics	955,280	—	—	955,280
Oil, Gas & Consumable Fuels	16,083,116	—	—	16,083,116
Paper & Forest Products	1,197,837	—	—	1,197,837
Personal Products	1,728,890	—	—	1,728,890
Pharmaceuticals	3,938,654	—	—	3,938,654
Professional Services	5,784,268	—	—	5,784,268
Real Estate Investment Trusts (REITs)	17,724,998	—	—	17,724,998
Real Estate Management & Development	1,722,783	—	—	1,722,783
Road & Rail	4,385,209	—	—	4,385,209
Semiconductors & Semiconductor Equipment	13,406,849	—	—	13,406,849
Software	24,816,863	1,682,739	—	26,499,602
Specialty Retail	27,308,316	—	—	27,308,316
Textiles, Apparel & Luxury Goods	6,093,909	—	—	6,093,909
Thrifts & Mortgage Finance	12,843,481	—	—	12,843,481
Trading Companies & Distributors	6,165,296	—	—	6,165,296
Transportation Infrastructure	1,183,650	—	—	1,183,650
Water Utilities	1,244,040	—	—	1,244,040

Total Common Stocks	$446,077,509	$2,759,299	$—	$448,836,808

Corporate Bonds*	—	—	46,180	46,180
Mutual Fund	16,488,422	—	—	16,488,422
Preferred Stocks*	—	—	109,333	109,333

Total	$462,565,931	$2,759,299	$155,513	$465,480,743

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

(a)	For the period ended September 30, 2012, there was one transfer of a common stock investment from Level 2 to Level 1 with a market value of two hundred sixty six thousand one hundred twenty four dollars. As of September 30, 2012, the market value of this common stock investment was two hundred twenty seven thousand three hundred forty eight dollars.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi-Manager Small Company Fund

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Balance as of 12/31/11	$84,915	$155,214	$—	$240,129
Accrued Accretion/(Amortization)	—	—	768	768
Realized Gain/loss	—	299	—	299
Change in Unrealized Appreciation/(Depreciation)	—	—	(768)	(768)
Purchases*	—	109,333	46,180	155,513
Sales	—	(155,513)	—	(155,513)
Transfers Into Level 3	—	—	—	—
Transfers Out of Level 3	(84,915)	—	—	(84,915)

Balance as of 09/30/12	$—	$109,333	$46,180	$155,513

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$—	$—	$(768)	$(768)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Money Market Fund

Asset-Backed Securities 5.4%

	Principal Amount	Market Value
Banking 1.1%
HLSS Servicer Advance Receivables Trust, Series 2012-MM1, Class A, 0.65%, 09/16/13(b)(c)	$23,076,923	$23,076,923

Finance-Automotive 1.9%
Ally Auto Receivables Trust Series 2012-2, Class A1, 0.31%, 03/15/13	99,112	99,112
Series 2012-SN1, Class A1, 0.25%, 09/20/13	31,000,000	31,000,000
CarMax Auto Owner Trust, Series 2012-2, Class A1, 0.29%, 06/17/13	1,308,038	1,308,038
Santander Drive Auto Receivables Trust Series 2012-4, Class A1, 0.43%, 07/15/13	3,090,764	3,090,764
Series 2012-5, Class A1, 0.34%, 08/15/13	4,019,647	4,019,646

		39,517,560

Finance-Commercial 0.9%
GE Equipment Small Ticket LLC, Series 2012-1A, Class A1, 0.43%, 06/21/13(b)	5,754,897	5,754,897
GE Equipment Transportation LLC, Series 2012-1, Class A1, 0.39%, 03/22/13	1,156,759	1,156,759
MMAF Equipment Finance LLC, Series 2012-AA, Class A1, 0.35%, 07/10/13(b)	11,071,862	11,071,862

		17,983,518

Finance-Retail 1.5%
Arkle Master Issuer PLC, Series 2012-1A, Class 1A, 0.42%, 02/17/13(a)(b)	7,000,000	7,000,000
Fosse Master Issuer PLC, Series 2012-1A, Class 1A1, 0.40%, 04/18/13(a)(b)	5,000,000	5,000,000
Gracechurch Mortgage Financing PLC, Series 2011-1A, Class 1A, 0.42%, 11/20/12(a)(b)	5,000,000	5,000,000
Holmes Master Issuer PLC, Series 2012-1A, Class A1, 0.42%, 01/15/13(a)(b)	15,000,000	15,000,000

		32,000,000

Total Asset-Backed Securities (cost $112,578,001)		112,578,001

Certificates of Deposit 12.7%

	Principal Amount	Market Value
Banking 12.7%
Bank of Montreal, 0.38%, 10/09/12(a)	$30,000,000	$30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.36%, 10/18/12	30,000,000	30,000,000
0.33%, 12/12/12	15,000,000	15,000,000
Barclays Bank PLC, 0.33%, 10/30/12	20,000,000	20,000,000
Deutsche Bank AG 0.44%, 10/15/12	12,500,000	12,500,000
0.38%, 11/05/12	15,000,000	15,000,000
0.38%, 11/08/12	10,000,000	10,000,000
Royal Bank of Canada, Montreal 0.57%, 10/11/12	15,000,000	15,000,000
0.51%, 02/06/13(a)	10,000,000	10,000,000
0.46%, 05/22/13(a)	44,000,000	44,000,000
0.27%, 10/04/13(a)	20,000,000	20,000,000
Sumitomo Mitsui Banking Corp. 0.30%, 01/24/13	10,000,000	10,000,000
0.30%, 01/25/13	10,000,000	10,000,000
Toronto Dominion Bank, 0.40%, 09/13/13(a)	20,000,000	20,000,000

		261,500,000

Total Certificates of Deposit (cost $261,500,000)		261,500,000

Commercial Paper 41.4%

	Principal Amount	Market Value
Banking 0.2%
ING (U.S.) Funding LLC, 0.38%, 10/04/12	$3,000,000	$2,999,906

Finance-Automotive 9.9%
FCAR Owner Trust 0.24%, 10/09/12	35,500,000	35,498,107
0.24%, 11/09/12	10,000,000	9,997,400
0.42%, 01/15/13	27,000,000	26,966,610
0.41%, 02/04/13	5,000,000	4,992,825
0.40%, 03/20/13	24,000,000	23,954,667
Toyota Motor Credit Corp. 0.38%, 11/05/12	15,000,000	14,994,458
0.22%, 11/09/12	20,000,000	19,995,233
0.40%, 11/13/12	25,000,000	24,988,056
0.41%, 11/14/12	20,000,000	19,989,978
0.35%, 12/07/12	23,000,000	22,985,018

		204,362,352

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Commercial 10.2%
Atlantic Asset Securitization LLC 0.40%, 10/01/12(b)	$7,200,000	$7,200,000
0.38%, 10/12/12(b)	15,870,000	15,868,157
0.35%, 10/16/12(b)	38,000,000	37,994,459
Fairway Finance Co. LLC 0.24%, 12/18/12(b)	22,000,000	21,988,560
0.24%, 01/11/13(b)	2,500,000	2,498,300
0.26%, 01/22/13(a)(b)	25,000,000	25,000,000
0.26%, 12/17/12(a)(b)	20,000,000	20,000,000
0.27%, 03/06/13(a)(b)	2,000,000	2,000,000
General Electric Capital Corp. 0.35%, 11/19/12	30,000,000	29,985,708
0.27%, 12/24/12	5,200,000	5,196,724
0.32%, 02/19/13	13,500,000	13,483,080
Market Street Funding LLC 0.26%, 10/03/12(b)	5,000,000	4,999,928
0.22%, 11/13/12(b)	15,032,000	15,028,050
0.21%, 11/14/12(b)	7,000,000	6,998,203
0.21%, 11/20/12(b)	2,300,000	2,299,329

		210,540,498

Finance-Retail 18.7%
Barton Capital LLC, 0.35%, 11/02/12(b)	14,793,000	14,788,398
Chariot Funding LLC 0.22%, 11/06/12(b)	4,500,000	4,499,010
0.21%, 11/21/12(b)	31,000,000	30,990,778
0.33%, 03/08/13(b)	17,700,000	17,674,364
Jupiter Securitization Co. LLC 0.22%, 10/25/12(b)	10,000,000	9,998,533
0.19%, 11/29/12(b)	23,000,000	22,992,838
0.21%, 12/03/12(b)	23,000,000	22,991,547
0.32%, 02/01/13(b)	25,000,000	24,972,667
Salisbury Receivables Co. LLC 0.25%, 10/23/12(b)	6,000,000	5,999,083
0.31%, 11/01/12(b)	5,900,000	5,898,425
0.25%, 11/02/12(b)	32,000,000	31,992,889
0.30%, 11/05/12(b)	1,300,000	1,299,621
0.35%, 01/14/13(b)	24,800,000	24,774,683
Sheffield Receivables Corp. 0.32%, 10/31/12(b)	20,000,000	19,994,667
0.30%, 11/08/12(b)	29,800,000	29,790,563
0.30%, 11/13/12(b)	22,000,000	21,992,117
Starbird Funding Corp., 0.30%, 10/23/12(b)	26,200,000	26,195,197
Windmill Funding Corp. 0.26%, 10/03/12(b)	32,300,000	32,299,533
0.26%, 10/15/12(b)	12,000,000	11,998,787
0.25%, 11/01/12(b)	25,000,000	24,994,618

		386,138,318

Food & Beverage 0.6%
Coca-Cola Company, 0.23%, 12/19/12(b)	12,500,000	12,493,691

Food Products 1.8%
Nestle Capital Corp., 0.37%, 09/05/13(b)	37,000,000	36,871,086

Total Commercial Paper (cost $853,405,851)		853,405,851

Corporate Bonds 7.4%

	Principal Amount	Market Value
Banking 2.7%
Bank of America N.A., 0.44%, 11/19/12	$40,000,000	$40,000,000
PNC Bank, N.A., 0.61%, 10/18/13(a)	5,000,000	5,000,000
Wells Fargo Bank, N.A., 0.44%, 10/22/13	10,000,000	10,000,000

		55,000,000

Diversified 0.0%†
General Electric Co., 5.00%, 02/01/13	1,000,000	1,014,709

Electronics 0.7%
IBM Corp. 4.75%, 11/29/12	3,075,000	3,096,985
2.10%, 05/06/13	10,700,000	10,817,279

		13,914,264

Finance-Automotive 0.1%
Toyota Motor Credit Corp., 0.66%, 10/12/12(a)	1,400,000	1,400,158

Finance-Commercial 2.7%
General Electric Capital Corp. 5.25%, 10/19/12	52,647,000	52,769,193
0.34%, 03/20/13(a)	2,200,000	2,198,697

		54,967,890

Insurance 1.2%
Metropolitan Life Insurance Co., 0.72%, 02/14/13(a)(c)	20,000,000	20,000,000
New York Life Global Funding, 5.25%, 10/16/12(b)	5,460,000	5,471,338

		25,471,338

Total Corporate Bonds (cost $151,768,359)		151,768,359

Municipal Bonds 5.4%

	Principal Amount	Market Value
Illinois 1.0%
Illinois State, 0.35%, 10/01/12(a)(b)	$20,860,000	$20,860,000

Other Territories 4.4%
BlackRock Investment Quality Municipal Trust, Inc., 0.25%, 10/01/12(a)(b)	90,000,000	90,000,000

Total Municipal Bonds (cost $110,860,000)		110,860,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Money Market Fund

U.S. Government Sponsored & Agency Obligation 0.7%

	Principal Amount	Market Value
Government Agency Security 0.7%
Federal Home Loan Bank, 0.30%, 05/28/13	$15,000,000	$15,000,000

Total U.S. Government Sponsored & Agency Obligation (cost $15,000,000)		15,000,000

Mutual Fund 5.9%

	Shares	Market Value
Asset Management 5.9%
Federated Prime Obligations Fund, Institutional Shares, 0.15%(d)	$120,739,658	$120,739,658

Total Mutual Fund (cost $120,739,658)		120,739,658

U.S. Treasury Notes 5.1%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 11/30/12	$25,000,000	$25,014,654
1.38%, 01/15/13	50,000,000	50,168,190
1.75%, 04/15/13	30,000,000	30,241,493

Total U.S. Treasury Notes (cost $105,424,337)		105,424,337

Repurchase Agreement 13.3%

	Principal Amount	Market Value
RBS Securities, Inc., 0.21%, dated 09/28/12, due 10/01/12, repurchase price $275,295,818, collateralized by U.S. Government Treasury Securities ranging from 0.50% - 1.50%, maturing 02/28/13 - 03/31/19; total market value $280,798,525.	$275,291,000	$275,291,000
Total Repurchase Agreement (cost $275,291,000)		275,291,000

Total Investments (cost $2,006,567,206)(e) — 97.3%		2,006,567,206
Other assets in excess of liabilities — 2.7%		56,217,636

NET ASSETS — 100.0%		$2,062,784,842

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $785,613,101 which represents 38.09% of net assets.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of September 30, 2012.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $2,006,567,206, tax unrealized appreciation and depreciation were $0 and $0, respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$112,578,001	$—	$112,578,001
Certificates of Deposit	—	261,500,000	—	261,500,000
Commercial Paper	—	853,405,851	—	853,405,851
Corporate Bonds	—	151,768,359	—	151,768,359
Municipal Bonds	—	110,860,000	—	110,860,000
Mutual Fund	120,739,658	—	—	120,739,658
Repurchase Agreement	—	275,291,000	—	275,291,000
U.S. Government Sponsored & Agency Obligation	—	15,000,000	—	15,000,000
U.S. Treasury Notes	—	105,424,337	—	105,424,337

Total	$120,739,658	$1,885,827,548	$—	$2,006,567,206

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 9.2%

	Principal Amount	Market Value
Auto Floor Plan 0.6%
Ally Master Owner Trust Series 2011-3, Class A2, 1.81%, 05/15/16	$365,000	$371,286
Series 2012-1, Class A2, 1.44%, 02/15/17	510,000	515,201
Ford Credit Floorplan Master Owner Trust, Series 2012-4, Class A1, 0.74%, 09/15/16	670,000	670,510

		1,556,997

Automobile 7.2%
Ally Auto Receivables Trust Series 2012-3, Class A1, 0.34%, 06/17/13	276,148	276,238
Series 2012-4, Class A1, 0.30%, 09/06/13	637,889	638,173
AmeriCredit Automobile Receivables Trust Series 2010-4, Class A2, 0.96%, 05/08/14	7,536	7,537
Series 2010-4, Class B, 1.99%, 10/08/15	255,000	257,405
Series 2011-3, Class B, 2.28%, 06/08/16	535,000	549,459
Series 2012-2, Class A1, 0.30%, 05/08/13	447,673	447,673
Series 2012-3, Class A1, 0.36%, 07/08/13	737,231	737,291
Series 2012-4, Class A1, 0.30%, 09/09/13	1,170,000	1,170,020
Bank of America Auto Trust, Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	555,000	559,573
CarMax Auto Owner Trust Series 2010-1, Class A3, 1.56%, 07/15/14	65,555	65,693
Series 2012-2, Class A1, 0.29%, 06/17/13	449,093	449,183
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.98%, 11/07/23(a)(b)	565,000	566,398
DT Auto Owner Trust Series 2011-3A, Class A, 1.40%, 08/15/14(a)	287,727	288,106
Series 2012-1A, Class A, 1.05%, 01/15/15(a)	440,475	440,747
Ford Credit Auto Lease Trust, Series 2012-A, Class A1, 0.36%, 03/15/13(a)	106,295	106,309
Harley Davidson Motorcyle Trust, Series 2012-1, Class A1, 0.24%, 08/15/13	307,647	307,706
Honda Auto Receivables Owner Trust Series 2011-3, Class A2, 0.67%, 04/21/14	59,879	59,960
Series 2012-1, Class A1, 0.41%, 03/15/13	160,609	160,642
Huntington Auto Trust, Series 2012-1, Class A1, 0.34%, 03/15/13	147,748	147,774
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A1, 0.38%, 06/17/13(a)	636,356	636,815
Hyundai Auto Receivables Trust Series 2012-A, Class A1, 0.30%, 03/15/13	58,611	58,618
Series 2012-B, Class A1, 0.29%, 07/15/13	726,663	727,016
Motor PLC, Series 12A, Class A1C, 1.29%, 02/25/20(a)	350,000	350,537
Nissan Auto Receivables Owner Trust Series 2012-A, Class A1, 0.36%, 03/15/13	263,231	263,272
Series 2012-B, Class A1, 0.26%, 08/15/13	990,653	990,427
Prestige Auto Receivables Trust, Series 2011-1A, Class A3, 1.90%, 08/17/15(a)	510,000	513,849
Santander Drive Auto Receivables Trust Series 2010-1, Class A3, 1.84%, 11/17/14	356,287	359,784
Series 2011-1, Class A2, 0.94%, 02/18/14	139,405	139,521
Series 2011-2, Class B, 2.66%, 01/15/16	210,000	213,344
Series 2011-3, Class B, 2.50%, 12/15/15	520,000	531,291
Series 2012-1, Class B, 2.72%, 05/16/16	360,000	366,769
Series 2012-2, Class B, 2.09%, 08/15/16	160,000	161,570
Series 2012-4, Class A1, 0.43%, 07/15/13	701,603	702,010
Series 2012-5, Class A1, 0.34%, 08/15/13	546,672	546,707

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobile (continued)
SMART Trust Series 2011-2USA, Class A4A, 2.31%, 04/14/17(a)	$530,000	$541,592
Series 2012-1USA, Class A1, 0.48%, 03/14/13(a)	129,423	129,431
Series 2012-1USA, Class A4A, 2.01%, 12/14/17(a)	330,000	335,610
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A3, 0.98%, 10/15/14	893,570	896,041
Volkswagen Auto Lease Trust Series 2011-A, Class A2, 1.00%, 02/20/14	100,985	101,346
Series 2012-A, Class A1, 0.33%, 06/20/13	275,725	275,745
Westlake Automobile Receivables Trust, Series 2012-1A, Class A1, 0.43%, 09/16/13(a)	1,780,000	1,780,272
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A1, 0.33%, 06/17/13	518,787	518,929

		18,376,383

Home Equity 0.0%†
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, 0.76%, 08/25/31(b)	74,387	43,183
Renaissance Home Equity Loan Trust Series 2006-1, Class AF3, 5.61%, 05/25/36(c)	32,193	19,202
Series 2007-1, Class AF2, 5.51%, 04/25/37(c)	119,749	57,204

		119,589

Other 0.6%
Countrywide Asset-Backed Certificates, Series 2007-4, Class A2, 5.53%, 04/25/47(b)	300,000	279,583
Credit-Based Asset Servicing and Securitization LLC, Series 2002-CB2, Class A2, 1.32%, 04/25/32(b)	396,952	330,183
Federal National Mortgage Association Grantor Trust, Series 2003-T4, Class 2A5, 5.41%, 09/26/33(c)	71,525	72,593
John Deere Owner Trust Series 2012-A, Class A1, 0.38%, 03/15/13	122,087	122,115
Series 2012-B, Class A1, 0.27%, 09/16/13	730,000	730,425

		1,534,899

Student Loan 0.8%
SLM Student Loan Trust Series 2003-12, Class A4, 0.58%, 12/15/18(b)	88	88
Series 2005-5, Class A2, 0.53%, 10/25/21(b)	386,952	386,511
Series 2010-A, Class 2A, 3.47%, 05/15/44(a)(b)	847,348	893,725
Series 2011-B, Class A2, 3.74%, 02/15/29(a)	135,000	144,259
Series 2012-A, Class A2, 3.83%, 01/17/45(a)	100,000	106,908
Series 2012-B, Class A2, 3.48%, 10/15/30(a)	375,000	398,127

		1,929,618

Total Asset-Backed Securities (cost $23,184,372)		23,517,486

Collateralized Mortgage Obligations 7.7%

	Principal Amount	Market Value
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 03/25/58(a)(b)	$79,423	$82,181
Banc of America Mortgage Securities, Inc. Series 2004-I, Class 2A2, 2.93%, 10/25/34(b)	34,551	33,828
Series 2005-7, Class 1A4, 7.50%, 08/25/35	44,955	45,044
Series 2007-3, Class 1A1, 6.00%, 09/25/37	328,114	306,024
Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A9, 5.75%, 06/25/36	159,579	161,238
Countrywide Home Loan Mortgage Pass Through Trust Series 2005-11, Class 5A1, 0.52%, 03/25/35(b)	374,352	249,954
Series 2006-1, Class A2, 6.00%, 03/25/36	127,057	113,404

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2003-4XS, Class A6A, 4.82%, 10/25/33(c)	$76,226	$75,849
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00%, 09/30/19(a)	326,497	334,659
FDIC Trust Series 2011-R1, Class A, 2.67%, 07/25/26(a)	620,222	636,203
Series 2010-R1, Class A, 2.18%, 05/25/50(a)	156,295	156,111
Federal Home Loan Mortgage Co. Multifamily Structured Pass Through Certificates Series K501, Class X1A, 1.88%, 08/25/16(b)	3,474,914	176,689
Series K702, Class X1, 1.73%, 02/25/18(b)	5,520,733	389,709
Series K014, Class X1, 1.45%, 04/25/21(b)	1,577,846	133,323
Series K019, Class X1, 1.89%, 03/25/22(b)	964,342	118,506
Series K019, Class A2, 2.27%, 03/25/22	265,000	269,422
Series K020, Class X1, 1.48%, 05/25/40(b)	2,630,000	279,843
Federal Home Loan Mortgage Corp. Reference REMIC, Series R006, Class ZA, 6.00%, 04/15/36	352,369	407,824
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class JA, 1.50%, 03/15/15	384,495	386,750
Series 1103, Class N, 1156.50%, 06/15/21	3	67
Series 3558, Class G, 4.00%, 08/15/24	485,000	539,536
Series 3123, Class HT, 5.00%, 03/15/26	125,000	140,361
Series 3150, Class EQ, 5.00%, 05/15/26	120,000	136,379
Series 2129, Class SG, 6.75%, 06/17/27(b)	527,366	137,992
Series 3599, Class DY, 4.50%, 11/15/29	420,000	478,946
Series 3653, Class B, 4.50%, 04/15/30	405,000	451,958
Series 2557, Class IW, 6.00%, 04/15/32	10,780	11
Series 2649, Class IM, 7.00%, 07/15/33	154,447	39,823
Series 2725, Class TA, 4.50%, 12/15/33	20,000	23,118
Series 3704, Class DC, 4.00%, 11/15/36	173,542	193,530
Federal National Mortgage Association Grantor Trust Series 2001-T5, Class A2, 6.99%, 02/19/30(b)	216,477	250,358
Series 2001-T5, Class A3, 7.50%, 06/19/30(b)	146,356	164,895
Series 2001-T4, Class A1, 7.50%, 07/25/41	168,804	203,378
Series 2001-T10, Class A2, 7.50%, 12/25/41	377,500	446,744
Federal National Mortgage Association Interest Strip Series 207, Class 2, 8.00%, 02/01/23	112,186	25,688
Series 264, Class 2, 8.00%, 07/01/24	255,152	57,432
Series 267, Class 2, 8.50%, 10/01/24	279,289	70,137
Series 274, Class 2, 8.50%, 10/01/25	255,598	61,202
Series 277, Class 2, 7.50%, 04/01/27	139,737	31,724
Federal National Mortgage Association REMICS Series 2006-22, Class CE, 4.50%, 08/25/23	110,000	121,208
Series 2009-71, Class MB, 4.50%, 09/25/24	180,000	196,512
Series 2004-70, Class EB, 5.00%, 10/25/24	173,800	189,925
Series 1997-61, Class PK, 8.00%, 08/18/27	191,479	44,869
Series 2009-39, Class LB, 4.50%, 06/25/29	125,000	137,892
Series 2009-96, Class DB, 4.00%, 11/25/29	535,000	583,265
Series 2003-32, Class UI, 6.00%, 05/25/33	335,370	61,079
Series 2003-35, Class UI, 6.50%, 05/25/33	108,050	21,763
Series 2003-41, Class IB, 7.00%, 05/25/33	324,630	77,704
Series 2003-44, Class IB, 6.00%, 06/25/33	98,893	17,456
Series 2010-85, Class NJ, 4.50%, 08/25/40	527,320	564,661
Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	271,153	313,466
Federal National Mortgage Association-Aces Series 2006-M2, Class A2F, 5.26%, 05/25/20(b)	180,471	206,520
Series 2012-M5, Class A2, 2.72%, 02/25/22	450,000	472,868

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
FREMF Mortgage Trust, Series 2010-K7, Class B, 5.62%, 05/25/29(a)(b)	$565,000	$642,275
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 5.10%, 05/25/35(b)	92,677	91,862
Government National Mortgage Association Series 2010-14, Class A, 4.50%, 06/16/39	154,230	170,742
Series 2007-12, Class C, 5.28%, 04/16/41(b)	395,000	440,400
Series 2012-115, Class A, 2.13%, 04/16/45	305,000	317,406
Series 2011-127, Class IO, 1.56%, 03/16/47(b)	2,692,471	202,606
Series 2011-67, Class B, 3.86%, 10/16/47(b)	270,000	298,743
Series 2012-99, Class CI, 1.04%, 10/16/49(b)	2,151,794	175,326
Series 2010-74, Class IO, 1.37%, 03/16/50(b)	5,270,403	280,559
Series 2010-H12, Class PT, 5.47%, 11/20/59	265,532	295,168
Series 2012-H11, Class CI, 2.88%, 04/20/62(b)	1,984,015	248,002
Series 2012-H23, Class FI, 0.78%, 10/20/62(b)	2,249,291	80,669
Gracechurch Mortgage Financing PLC, Series 2006-1, Class A6, 0.53%, 11/20/56(a)(b)	161,850	161,759
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 01/25/36(a)	198,180	199,146
Series 2006-RP1, Class 1A3, 8.00%, 01/25/36(a)	83,646	85,942
Series 2006-RP1, Class 1A4, 8.50%, 01/25/36(a)	346,074	362,024
JPMorgan Mortgage Trust Series 2005-A6, Class 1A2, 3.09%, 09/25/35(b)	195,000	183,932
Series 2005-A8, Class 1A1, 5.27%, 11/25/35(b)	99,240	97,548
Series 2006-A6, Class 1A2, 2.98%, 10/25/36(b)	13,521	10,174
JPMorgan Reremic, Series 2010-2, Class 2A1, 2.64%, 03/21/37(a)(b)	111,045	109,732
KL-U137-A, Series KL-U137, Class A, 4.53%, 11/01/62	745,000	838,620
Mastr Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, 08/25/34(a)	248,836	252,412
NCUA Guaranteed Notes Series 2010-R1, Class 2A, 1.84%, 10/07/20	801,738	815,768
Series 2010-R3, Class 3A, 2.40%, 12/08/20	310,886	318,348
Nomura Asset Acceptance Corp., Series 2004-AR2, Class 3A3, 1.14%, 10/25/34(b)	114,418	115,313
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 5A4, 5.13%, 06/25/36(b)	20,716	1,020
Structured Asset Securities Corp. Series 2003-34A, Class 6A, 2.83%, 11/25/33(b)	435,527	430,669
Series 2005-6, Class B2, 5.24%, 05/25/35(b)	119,016	2,231
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A4, 2.23%, 11/25/36(b)	203,677	161,568
Series 2007-HY3, Class 4A1, 2.76%, 03/25/37(b)	346,307	307,712
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 2.62%, 09/25/34(b)	92,802	93,667
Series 2005-AR2, Class 2A1, 2.61%, 03/25/35(b)	166,665	164,896
Series 2006-AR6, Class 7A1, 5.03%, 03/25/36(b)	131,900	132,139
Series 2006-3, Class A1, 5.50%, 03/25/36	148,739	150,254
Series 2006-AR4, Class 1A1, 5.77%, 04/25/36(b)	335,620	300,630
Series 2006-AR10, Class 5A1, 2.61%, 07/25/36(b)	256,093	218,486

Total Collateralized Mortgage Obligations (cost $17,884,484)		19,576,776

Commercial Mortgage Backed Securities 3.7%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-1, Class SBB, 5.86%, 03/11/32(a)	$80,455	$81,880
Series 2003-1, Class SBE, 6.77%, 03/11/32(a)	148,842	152,185
Series 2005-1, Class A3, 4.88%, 11/10/42	50,989	50,970
Series 2005-1, Class A4, 5.25%, 11/10/42(b)	175,000	178,764
Series 2008-1, Class A4, 6.40%, 02/10/51(b)	335,000	405,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class D 6.94%, 02/15/35(a)(b)	$130,000	$129,095
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4 5.43%, 10/15/49	145,000	168,083
Commercial Mortgage Asset Trust Series 1999-C1, Class D, 7.35%, 01/17/32(b)	95,000	100,036
Series 1999-C1, Class C, 7.35%, 01/17/32(b)	30,000	31,452
Commercial Mortgage Pass Through Certificates Series 2003-LB1A, Class A2, 4.08%, 06/10/38	187,515	190,065
Series 2011-THL, Class A, 3.38%, 06/09/28(a)	329,477	336,426
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2, Class C1, 6.38%, 04/15/37(b)	55,000	55,448
Series 2002-CKS4, Class B, 5.33%, 11/15/36	49,411	49,408
Series 2003-C5, Class D, 5.12%, 12/15/36(b)	265,000	266,190
Series 2003-CPN1, Class A2, 4.60%, 03/15/35	5,089	5,117
Series 2005-C2, Class A3, 4.69%, 04/15/37	225,509	234,424
DBRR Trust, Series 2012-EZ1, Class A 1.39%, 09/25/45(a)	240,000	239,813
GE Capital Commercial Mortgage Corp. Series 2003-C2, Class F, 5.64%, 07/10/37(a)(b)	45,000	46,295
Series 2005-C3, Class A4, 5.05%, 07/10/45(b)	6,437	6,439
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4 4.55%, 12/10/41	156,364	156,399
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B 5.10%, 01/11/35(b)	139,519	140,197
GS Mortgage Securities Corp. II Series 2011-ALF, Class A, 2.72%, 02/10/21(a)	324,900	331,625
Series 2012-ALOH, Class A, 3.55%, 04/10/34(a)	410,000	442,843
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2, Class A2, 5.05%, 12/12/34	125,310	125,322
Series 2002-C2, Class B, 5.21%, 12/12/34(b)	85,000	85,306
Series 2002-C3, Class A2, 4.99%, 07/12/35	50,566	50,651
Series 2003-C1, Class A2, 4.99%, 01/12/37	32,459	32,706
Series 2003-C1, Class B, 5.10%, 01/12/37	165,000	166,409
Series 2003-C1, Class D, 5.19%, 01/12/37(b)	240,000	241,328
Series 2003-LN1, Class B, 5.01%, 10/15/37(b)	230,000	237,587
Series 2006-CB15, Class A4, 5.81%, 06/12/43(b)	300,000	341,635
Series 2007-CB20, Class AJ, 6.28%, 02/12/51(b)	115,000	105,518
Series 2010-CNTR, Class A2, 4.31%, 08/05/32(a)	405,000	448,194
LB-UBS Commercial Mortgage Trust Series 2003-C5, Class C, 4.76%, 04/15/37(b)	135,000	138,385
Series 2004-C7, Class A1A, 4.48%, 10/15/29	112,211	118,979
Series 2005-C1, Class A3, 4.50%, 02/15/30	9,612	9,615
Series 2005-C2, Class AAB, 5.01%, 04/15/30	20,910	21,399
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2, 4.96%, 07/12/38	126,677	129,340
Series 2005-CIP1, Class AM, 5.11%, 07/12/38(b)	300,000	329,790
Series 2008-C1, Class A4, 5.69%, 02/12/51	535,000	630,481
Morgan Stanley Capital I, Series 2012-C4, Class A4 3.24%, 03/15/45	535,000	572,770
Morgan Stanley Capital I, Inc., Series 2012-STAR, Class XA1 1.97%, 08/07/34(a)(b)	2,667,537	240,164
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65%, 07/15/45(a)	315,000	371,168
ORES NPL LLC, Series 2012-LV1, Class A 4.00%, 09/25/44(a)	220,000	221,861
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class C, 4.71%, 02/11/36	100,000	98,896
Series 2003-PWR1, Class E, 5.26%, 02/11/36(a)(b)	110,000	106,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount		Market Value
RREF 2012 LT1 LLC, Series 2012-LT1A, Class A 4.75%, 02/15/25(a)		$17,143	$17,159
S2 Hospitality LLC, Series 2012-LV1, Class A 4.50%, 04/15/32(a)		150,280	151,132
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A3, 2.92%, 10/15/45		325,000	332,827
Series 2012-LC5, Class AS, 3.54%, 10/17/45		170,000	174,093

Total Commercial Mortgage Backed Securities (cost $8,828,458)			9,298,430

Convertible Corporate Bond 0.0%†

	Principal Amount		Market Value
Capital Markets 0.0%†
E*Trade Financial Corp., 0.00%, 08/31/19		$60,000	$52,912

Total Convertible Corporate Bond (cost $40,033)			52,912

Corporate Bonds 45.2%

	Principal Amount		Market Value
Aerospace & Defense 0.2%
United Technologies Corp. 1.80%, 06/01/17		$320,000	$331,896
3.10%, 06/01/22		250,000	266,406

			598,302

Airlines 0.4%
Continental Airlines Pass Through Trust Series 2007-1, Class C, 7.34%, 04/19/14		61,072	63,514
Series 2006-1, Class G, 0.77%, 06/02/15(b)		213,448	209,179
Series 1999-1, Class A, 6.55%, 08/02/20		176,324	193,075
Series 1992-2, Class B, 7.57%, 09/15/21		39,947	42,743
Delta Air Lines, Inc., 12.25%, 03/15/15(a)		195,000	211,575
UAL 2007-1 Pass Through Trust, Series 2007-1, Class B, 7.34%, 07/02/19		226,501	218,573

			938,659

Auto Components 0.3%
Allison Transmission, Inc., 7.13%, 05/15/19(a)		230,000	246,675
Schaeffler Finance BV, 8.50%, 02/15/19(a)		200,000	224,000
Titan International, Inc., 7.88%, 10/01/17		160,000	169,600
UCI International, Inc., 8.63%, 02/15/19		185,000	184,075

			824,350

Automobiles 0.4%
Hyva Global BV, 8.63%, 03/24/16(a)		600,000	537,000
Volvo Treasury AB, 5.95%, 04/01/15(a)		445,000	487,417

			1,024,417

Beverages 0.6%
Anheuser-Busch Cos. LLC, 5.50%, 01/15/18		195,000	235,221
CEDC Finance Corp. International, Inc. 8.88%, 12/01/16(a)	EUR	200,000	175,409
9.13%, 12/01/16(a)		$655,000	450,313
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19(a)		300,000	289,500
Pernod-Ricard SA, 2.95%, 01/15/17(a)		305,000	318,207

			1,468,650

Biotechnology 0.5%
Amgen, Inc., 2.13%, 05/15/17		310,000	320,124
Celgene Corp., 2.45%, 10/15/15		565,000	585,666
Gilead Sciences, Inc., 4.40%, 12/01/21		275,000	312,577

			1,218,367

Building Products 0.3%
Louisiana-Pacific Corp., 7.50%, 06/01/20		205,000	228,319
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(a)		325,000	372,125
Urbi Desarrollos Urbanos SAB de CV, 9.50%, 01/21/20(a)		230,000	202,400

			802,844

Capital Markets 2.4%
Ameriprise Financial, Inc., 7.30%, 06/28/19		540,000	692,523
Banco BTG Pactual SA, 5.75%, 09/28/22(a)		200,000	202,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Capital Markets (continued)
Bear Stearns Cos. LLC (The), 5.55%, 01/22/17		$275,000	$312,711
CDP Financial, Inc., 5.60%, 11/25/39(a)		270,000	345,572
Credit Suisse USA, Inc., 5.13%, 08/15/15		40,000	44,293
E*Trade Financial Corp. 6.75%, 06/01/16		100,000	105,250
12.50%, 11/30/17		620,250	704,759
Franklin Resources, Inc., 2.80%, 09/15/22		295,000	298,667
Goldman Sachs Group, Inc. (The), 6.25%, 09/01/17		500,000	586,085
Merrill Lynch & Co., Inc., 6.40%, 08/28/17		590,000	686,384
Morgan Stanley 0.94%, 10/15/15(b)		695,000	662,213
6.63%, 04/01/18		450,000	517,023
Nuveen Investments, Inc., 9.13%, 10/15/17(a)		300,000	297,750
Oppenheimer Holdings, Inc., 8.75%, 04/15/18		275,000	280,500
TD Ameritrade Holding Corp., 4.15%, 12/01/14		310,000	331,236

			6,067,466

Chemicals 1.4%
Braskem America Finance Co., 7.13%, 07/22/41(a)		1,125,000	1,192,500
CF Industries, Inc., 6.88%, 05/01/18		205,000	249,331
Ecolab, Inc., 4.35%, 12/08/21		295,000	334,669
LyondellBasell Industries NV, 5.00%, 04/15/19		205,000	217,813
MacDermid, Inc., 9.50%, 04/15/17(a)		335,000	349,656
Nufarm Australia Ltd., 6.38%, 10/15/19(a)		60,000	60,000
PTT Global Chemical PCL, 4.25%, 09/19/22(a)		580,000	585,940
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		75,000	76,125
Taminco Global Chemical Corp., 9.75%, 03/31/20(a)		320,000	345,600
Tronox Finance LLC, 6.38%, 08/15/20(a)		180,000	181,800

			3,593,434

Commercial Banks 4.5%
Banco BMG SA, 8.00%, 04/15/18(a)		275,000	257,125
Banco GNB Sudameris SA, 7.50%, 07/30/22(a)		300,000	322,894
BanColombia SA 5.95%, 06/03/21		300,000	337,500
5.13%, 09/11/22		300,000	303,000
Bangkok Bank PCL, 3.88%, 09/27/22(a)		690,000	689,316
Bank of Montreal, 2.50%, 01/11/17		105,000	110,389
Bank of New York Mellon Corp. (The), 4.50%, 04/01/13		90,000	91,844
BBVA Bancomer SA, 6.75%, 09/30/22(a)		520,000	568,100
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 02/08/22		345,000	366,145
Credit Agricole SA, 3.50%, 04/13/15(a)		275,000	281,298
Credit Suisse - New York, 6.00%, 02/15/18		150,000	169,984
Eksportfinans ASA, 2.38%, 05/25/16		525,000	485,625
Global Bank Corp., 4.75%, 10/05/17(a)		220,000	217,593
HSBC USA, Inc., 2.38%, 02/13/15		300,000	308,832
Korea Development Bank (The), 3.50%, 08/22/17		230,000	247,514
Lloyds Banking Group PLC 5.92%, 10/01/15(a)(d)		350,000	231,000
6.66%, 05/21/37(a)(d)		310,000	254,200
PKO Finance AB, 4.63%, 09/26/22(a)		840,000	842,520
Rabobank, Nederland NV, 11.00%, 06/30/19(a)(d)		625,000	821,094
Royal Bank of Scotland Group PLC, 2.55%, 09/18/15		375,000	379,512
Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.63%, 02/17/17(a)	RUB	54,700,000	1,810,475
Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/22(a)		$340,000	375,700
Turkiye Garanti Bankasi AS, 5.25%, 09/13/22(a)		250,000	251,875
Turkiye Halk Bankasi AS, 4.88%, 07/19/17(a)		400,000	408,520
VTB Bank OJSC Via VTB Capital SA, 6.00%, 04/12/17(a)		250,000	261,250
Wachovia Capital Trust III, 5.57%, 11/01/12(d)		335,000	331,231
Wachovia Corp., 5.50%, 05/01/13		575,000	591,976

			11,316,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Commercial Services & Supplies 1.2%
ADT Corp. (The) 2.25%, 07/15/17(a)		$95,000	$97,778
3.50%, 07/15/22(a)		375,000	389,585
Alta Wind Holdings LLC, 7.00%, 06/30/35(a)		90,908	100,727
Casella Waste Systems, Inc., 11.00%, 07/15/14		150,000	159,000
Cenveo Corp., 8.88%, 02/01/18		250,000	236,875
DynCorp International, Inc., 10.38%, 07/01/17		195,000	168,188
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18		325,000	296,562
Geo Group, Inc. (The), 6.63%, 02/15/21		225,000	240,750
Monitronics International, Inc., 9.13%, 04/01/20		235,000	244,400
Nord Anglia Education (UK) Holdings PLC, 10.25%, 04/01/17(a)		825,000	891,000
Waste Management, Inc., 2.90%, 09/15/22		240,000	239,647

			3,064,512

Communications Equipment 0.3%
Avaya, Inc., 10.88%, 11/01/15		225,000	200,813
Brightstar Corp., 9.50%, 12/01/16(a)		225,000	241,594
Nokia OYJ, 5.38%, 05/15/19		435,000	364,312

			806,719

Computers & Peripherals 0.2%
Hewlett-Packard Co. 2.60%, 09/15/17		325,000	326,020
4.65%, 12/09/21		285,000	297,168

			623,188

Construction Materials 0.1%
Cemex SAB de CV, 9.50%, 06/15/18(a)		290,000	295,075

Consumer Finance 1.0%
Ally Financial, Inc. 5.50%, 02/15/17		85,000	88,849
7.50%, 09/15/20		165,000	189,338
Discover Financial Services, 5.20%, 04/27/22(a)		290,000	317,743
Ford Motor Credit Co. LLC, 3.98%, 06/15/16		440,000	463,762
HSBC Finance Corp., 6.68%, 01/15/21		200,000	231,944
International Lease Finance Corp. 6.50%, 09/01/14(a)		530,000	569,750
4.88%, 04/01/15		420,000	436,553
John Deere Capital Corp., 0.95%, 06/29/15		195,000	196,755

			2,494,694

Containers & Packaging 0.4%
ARD Finance SA, 11.13%, 06/01/18(a)		303,716	302,197
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.13%, 07/15/20		150,000	159,750
Rock-Tenn Co. 4.45%, 03/01/19(a)		215,000	226,785
4.00%, 03/01/23(a)		340,000	345,494

			1,034,226

Distributors 0.0%†
VWR Funding, Inc., 7.25%, 09/15/17(a)		125,000	126,875

Diversified Financial Services 2.6%
Bank of America Corp., 4.75%, 08/01/15		420,000	453,541
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21(a)		185,000	189,856
Caisse Centrale Desjardins du Quebec, 2.65%, 09/16/15(a)		475,000	497,633
Citigroup, Inc. 2.25%, 08/07/15		345,000	350,263
6.25%, 06/29/17		150,000	127,654
4.50%, 01/14/22		295,000	323,905
6.13%, 08/25/36		310,000	336,614
Dubai Holding Commercial Operations MTN Ltd., 4.75%, 01/30/14	EUR	150,000	184,084
General Electric Capital Corp. Series A, 0.65%, 09/15/14(b)		$495,000	492,333
5.88%, 01/14/38		455,000	542,206
Grupo Aval Ltd., 4.75%, 09/26/22(a)		130,000	128,050
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)		370,000	404,648
iPayment, Inc., 10.25%, 05/15/18		235,000	205,038
IPIC GMTN Ltd., 5.50%, 03/01/22(a)		200,000	224,000
JPMorgan Chase & Co., Series MPLE, 2.92%, 09/19/17	CAD	675,000	689,316
MassMutual Global Funding II, 2.00%, 04/05/17(a)		$360,000	369,686

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp., 1.90%, 11/01/15		$170,000	$175,369
ROC Finance LLC/ROC Finance 1 Corp., 12.13%, 09/01/18(a)		325,000	377,000
ZFS Finance USA Trust II, 6.45%, 12/15/65(a)(b)		480,000	508,800
			6,579,996

Diversified Telecommunication Services 1.5%
AT&T Corp., 8.00%, 11/15/31		260,000	399,612
AT&T, Inc., 2.95%, 05/15/16		180,000	193,421
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(a)		420,000	415,800
12.00%, 12/01/17(a)		220,000	201,300
Eileme 2 AB, 11.63%, 01/31/20(a)		200,000	224,000
Level 3 Financing, Inc., 8.63%, 07/15/20		150,000	162,000
Pacific Bell Telephone Co., 7.38%, 07/15/43		260,000	276,722
Sprint Capital Corp., 8.75%, 03/15/32		225,000	232,875
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15		300,000	329,540
TELUS Corp.,Series CG, 5.05%, 12/04/19	CAD	65,000	75,693
tw telecom holdings, inc., 8.00%, 03/01/18		$150,000	165,000
Verizon Communications, Inc., 5.50%, 02/15/18		100,000	121,922
Wind Acquisition Finance SA 11.75%, 07/15/17(a)		200,000	188,500
7.25%, 02/15/18(a)		590,000	560,500
Windstream Corp., 7.50%, 06/01/22		215,000	227,900

			3,774,785

Electric Utilities 1.6%
AES Corp. (The), 9.75%, 04/15/16		250,000	298,750
Commonwealth Edison Co., 5.80%, 03/15/18		375,000	459,916
Elwood Energy LLC, 8.16%, 07/05/26		85,337	85,764
Enel Finance International NV, 6.00%, 10/07/39(a)		200,000	179,842
Energy Future Holdings Corp., Series P, 5.55%, 11/15/14		195,000	156,975
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		309,000	347,625
Great Plains Energy, Inc., 5.29%, 06/15/22(c)		350,000	392,409
Hydro Quebec,1.38%, 06/19/17		2,000,000	2,029,400

			3,950,681

Electrical Equipment 0.3%
Thermo Fisher Scientific, Inc. 2.25%, 08/15/16		370,000	384,035
3.60%, 08/15/21		390,000	417,300
Timken Co., 6.00%, 09/15/14		45,000	48,524

			849,859

Electronic Equipment, Instruments & Components 0.1%
Rexel SA, 6.13%, 12/15/19(a)		200,000	206,000

Energy Equipment & Services 0.4%
American Petroleum Tankers Parent LLC/AP Tankers Co., 10.25%, 05/01/15		260,000	273,000
Forbes Energy Services Ltd., 9.00%, 06/15/19		250,000	242,500
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(a)		98,000	102,288
Key Energy Services, Inc., 6.75%, 03/01/21		200,000	203,000
Weatherford International Ltd., 6.00%, 03/15/18		140,000	160,348

			981,136

Food & Staples Retailing 0.4%
CVS Caremark Corp., 3.25%, 05/18/15		305,000	324,305
Rite Aid Corp. 9.75%, 06/12/16		290,000	317,550
9.25%, 03/15/20		70,000	71,750
Walgreen Co., 1.80%, 09/15/17		265,000	267,992

			981,597

Food Products 1.1%
ConAgra Foods, Inc. 2.10%, 03/15/18		330,000	334,909
8.25%, 09/15/30		100,000	140,199
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(a)		200,000	196,500
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 02/01/20(a)		195,000	194,512
Kraft Foods Group, Inc., 3.50%, 06/06/22(a)		370,000	390,939
Kraft Foods, Inc., 4.13%, 02/09/16		145,000	159,225

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Food Products (continued)
Minerva Luxembourg SA, 12.25%, 02/10/22(a)		$430,000	$496,091
Sigma Alimentos SA de CV, 6.88%, 12/16/19(a)		300,000	350,250
Simmons Foods, Inc., 10.50%, 11/01/17(a)		325,000	280,313
Tyson Foods, Inc., 4.50%, 06/15/22		185,000	193,788

			2,736,726

Gas Utilities 1.7%
Access Midstream Partners LP/ACMP Finance Corp., 5.88%, 04/15/21		175,000	183,312
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.63%, 10/01/20(a)		80,000	81,400
CenterPoint Energy Resources Corp., 6.25%, 02/01/37		70,000	90,262
Chesapeake Midstream Partners LP/CHKM Finance Corp., 6.13%, 07/15/22		160,000	169,200
DCP Midstream Operating LP, 3.25%, 10/01/15		395,000	405,706
Enterprise Products Operating LLC 5.90%, 04/15/13		80,000	82,223
5.25%, 01/31/20		455,000	533,045
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/18		165,000	174,900
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 03/01/20(a)		155,000	162,750
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21		190,000	203,300
Sabine Pass LNG LP, 7.50%, 11/30/16		110,000	118,800
Southern Natural Gas Co./Southern Natural Issuing Corp., 4.40%, 06/15/21		460,000	493,989
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 02/01/21		160,000	173,600
Tennessee Gas Pipeline Co. LLC, 8.38%, 06/15/32		235,000	336,804
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20(a)		40,000	41,000
Texas Eastern Transmission LP, 7.00%, 07/15/32		215,000	286,056
Williams Partners LP 7.25%, 02/01/17		305,000	370,886
3.35%, 08/15/22		380,000	388,435

			4,295,668

Health Care Providers & Services 1.8%
Baxter International, Inc., 4.63%, 03/15/15		35,000	38,414
Biomet, Inc., 6.50%, 10/01/20(a)		200,000	196,000
Boston Scientific Corp.,4.50%, 01/15/15		355,000	379,573
CHS/Community Health Systems, Inc. 8.00%, 11/15/19		175,000	192,062
7.13%, 07/15/20		90,000	96,019
Cigna Corp., 5.38%, 02/15/42		195,000	218,464
Covidien International Finance SA, 1.35%, 05/29/15		380,000	384,897
CRC Health Corp., 10.75%, 02/01/16(e)		275,000	255,750
Express Scripts Holding Co. 6.25%, 06/15/14		330,000	359,478
7.25%, 06/15/19		275,000	354,382
4.75%, 11/15/21(a)		180,000	208,268
HCA, Inc., 7.19%, 11/15/15		255,000	279,225
Humana, Inc. 6.45%, 06/01/16		135,000	154,753
8.15%, 06/15/38		165,000	221,493
OnCure Holdings, Inc., 11.75%, 05/15/17		250,000	147,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.00%, 02/01/18		100,000	106,750
WellPoint, Inc. 5.25%, 01/15/16		215,000	241,084
3.13%, 05/15/22		365,000	364,329
3.30%, 01/15/23		225,000	227,572
4.65%, 01/15/43		240,000	244,802

			4,670,815

Hotels, Restaurants & Leisure 1.4%
Arcos Dorados Holdings, Inc., 10.25%, 07/13/16(a)	BRL	630,000	330,966
Caesars Entertainment Operating Co., Inc. 11.25%, 06/01/17		$135,000	145,125
12.75%, 04/15/18		375,000	277,500
Carrols Restaurant Group, Inc., 11.25%, 05/15/18(a)		125,000	136,250
Chester Downs & Marina LLC, 9.25%, 02/01/20(a)		275,000	276,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
CKE Holdings, Inc., 10.50%, 03/14/16(a)	$158,437	$171,112
Dave & Buster’s, Inc., 11.00%, 06/01/18	300,000	339,000
Equinox Holdings, Inc., 9.50%, 02/01/16(a)	200,000	212,500
Mandalay Resort Group, 7.63%, 07/15/13	250,000	256,250
Marina District Finance Co., Inc., 9.50%, 10/15/15	350,000	353,062
McDonald’s Corp., 5.00%, 02/01/19	35,000	41,355
MGM Resorts International, 11.38%, 03/01/18	160,000	188,800
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co B, Inc., 10.50%, 01/15/20	175,000	201,250
Yonkers Racing Corp., 11.38%, 07/15/16(a)	275,000	297,000
Yum! Brands, Inc., 4.25%, 09/15/15	275,000	298,336

		3,524,881

Household Durables 0.1%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 04/15/20(a)	240,000	255,600

Household Products 0.3%
Prestige Brands, Inc., 8.25%, 04/01/18	215,000	236,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 5.75%, 10/15/20(a)	250,000	250,000
Spectrum Brands Holdings, Inc. 9.50%, 06/15/18	100,000	112,750
9.50%, 06/15/18(a)	135,000	152,212

		751,462

Industrial Conglomerates 0.4%
General Electric Co., 5.25%, 12/06/17	220,000	260,300
Textron, Inc., 6.20%, 03/15/15	305,000	335,029
Trimas Corp., 9.75%, 12/15/17	108,000	124,740
Tyco Electronics Group SA, 6.00%, 10/01/12	205,000	205,000

		925,069

Information Technology Services 0.3%
EVERTEC, Inc., 11.00%, 10/01/18	300,000	320,250
First Data Corp. 10.55%, 09/24/15	250,000	255,938
12.63%, 01/15/21	225,000	233,156

		809,344

Insurance 0.9%
ACE INA Holdings, Inc., 5.60%, 05/15/15	135,000	151,304
Alliant Holdings I, Inc., 11.00%, 05/01/15(a)	290,000	298,700
American International Group, Inc., 4.88%, 06/01/22	325,000	366,261
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	205,000	247,147
Chubb Corp. (The), 5.75%, 05/15/18	45,000	55,669
Farmers Exchange Capital, 7.05%, 07/15/28(a)	535,000	649,391
Hub International Ltd., 8.13%, 10/15/18(a)	175,000	177,187
Liberty Mutual Group, Inc., 4.95%, 05/01/22(a)	180,000	188,280
Willis Group Holdings PLC, 4.13%, 03/15/16	255,000	270,679

		2,404,618

Internet & Catalog Retail 0.3%
eBay, Inc., 4.00%, 07/15/42	175,000	170,354
QVC, Inc., 7.50%, 10/01/19(a)	500,000	553,253

		723,607

Internet Software & Services 0.2%
Symantec Corp. 2.75%, 06/15/17	190,000	195,304
3.95%, 06/15/22	435,000	440,238

		635,542

Machinery 0.4%
Atkore International, Inc., 9.88%, 01/01/18	240,000	233,400
Colt Defense LLC/Colt Finance Corp., 8.75%, 11/15/17	145,000	99,325
Liberty Tire Recycling, 11.00%, 10/01/16(a)	325,000	315,250
TMK OAO Via TMK Capital SA, 7.75%, 01/27/18	400,000	408,000

		1,055,975

Marine 0.2%
Horizon Lines LLC 11.00%, 10/15/16(a)	200,000	198,000
15.00%, 10/15/16(a)	145,687	138,403

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Marine (continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.88%, 04/01/18		$135,000	$141,750

			478,153

Media 2.8%
Aerospace Satellite Corp. Holding BV, 12.75%, 11/16/15(a)		400,000	440,000
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18(a)		325,000	355,062
Cengage Learning Acquisitions, Inc., 10.50%, 01/15/15(a)		300,000	250,125
Clear Channel Worldwide Holdings, Inc., Series A, 7.63%, 03/15/20		375,000	360,000
Columbus International, Inc., 11.50%, 11/20/14(a)		685,000	760,350
Comcast Corp., 5.70%, 05/15/18		360,000	437,854
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16		330,000	351,161
5.88%, 10/01/19		400,000	470,499
Hughes Satellite Systems Corp.,7.63%, 06/15/21		225,000	249,187
Idearc Litigation Trusts, 8.00%, 11/15/16(e)		825,000	24,750
Intelsat Jackson Holdings SA, 8.50%, 11/01/19		150,000	169,500
Intelsat Luxembourg SA, 12.50%, 02/04/17		305,000	323,300
inVentiv Health, Inc., 10.00%, 08/15/18(a)		275,000	242,000
Nara Cable Funding Ltd., 8.88%, 12/01/18(a)		300,000	273,750
NBCUniversal Media LLC, 2.88%, 01/15/23		270,000	271,515
News America, Inc., 3.00%, 09/15/22(a)		870,000	877,689
Telesat Canada/Telesat LLC, 12.50%, 11/01/17		300,000	333,750
Univision Communications, Inc., 8.50%, 05/15/21(a)		300,000	304,500
Visant Corp., 10.00%, 10/01/17		190,000	188,100
WMG Acquisition Corp. 9.50%, 06/15/16		150,000	163,688
11.50%, 10/01/18		145,000	163,125

			7,009,905

Metals & Mining 1.9%
Berau Coal Energy Tbk PT, 7.25%, 03/13/17(a)		200,000	188,000
Bumi Investment Pte Ltd., 10.75%, 10/06/17(a)		350,000	271,250
FMG Resources (August 2006) Pty Ltd., 7.00%, 11/01/15(a)		170,000	169,150
IAMGOLD Corp., 6.75%, 10/01/20(a)		125,000	122,500
Kinross Gold Corp., 6.88%, 09/01/41		110,000	112,209
Metinvest BV, 10.25%, 05/20/15(a)		310,000	313,100
Midwest Vanadium Pty Ltd., 11.50%, 02/15/18(a)		150,000	91,500
Newmont Mining Corp., 4.88%, 03/15/42		290,000	297,234
Rio Tinto Finance USA PLC 1.63%, 08/21/17		355,000	355,713
3.50%, 03/22/22		205,000	213,774
2.88%, 08/21/22		410,000	408,174
4.13%, 08/21/42		240,000	236,299
Southern Copper Corp., 6.38%, 07/27/15		200,000	225,556
Vale SA 4.38%, 03/24/18	EUR	100,000	141,227
5.63%, 09/11/42		$1,285,000	1,307,257
Vedanta Resources PLC, 8.25%, 06/07/21(a)		365,000	354,050

			4,806,993

Multiline Retail 0.1%
Wal-Mart Stores, Inc., 4.13%, 02/01/19		210,000	239,518

Multi-Utilities & Unregulated Power 0.2%
GenOn Energy, Inc., 7.63%, 06/15/14		160,000	170,800
NRG Energy, Inc., 7.88%, 05/15/21		305,000	331,687

			502,487

Oil, Gas & Consumable Fuels 4.3%
Afren PLC, 10.25%, 04/08/19(a)		230,000	261,050
Anadarko Petroleum Corp. 6.38%, 09/15/17		605,000	729,399
6.45%, 09/15/36		320,000	396,461
Antero Resources Finance Corp., 9.38%, 12/01/17		145,000	160,225
Apache Corp., 3.25%, 04/15/22		300,000	322,484
Chaparral Energy, Inc. 8.25%, 09/01/21		150,000	162,000
7.63%, 11/15/22(a)		60,000	63,000
Chesapeake Energy Corp., 6.88%, 11/15/20		195,000	205,725

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc. 6.50%, 01/15/22	$165,000	$181,913
5.50%, 10/01/22	65,000	67,762
Continental Resources, Inc., 5.00%, 09/15/22	165,000	172,013
Devon Energy Corp. 5.63%, 01/15/14	500,000	531,533
1.88%, 05/15/17	250,000	254,844
Dolphin Energy Ltd., 5.89%, 06/15/19(a)	180,090	204,402
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	150,000	168,375
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22(a)	400,000	398,000
Hilcorp Energy I LP/Hilcorp Finance Co., 8.00%, 02/15/20(a)	150,000	166,875
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19(a)	175,000	175,000
7.75%, 02/01/21	165,000	174,488
Lukoil International Finance BV, 7.25%, 11/05/19(a)	520,000	625,976
Newfield Exploration Co., 5.63%, 07/01/24	110,000	122,100
Occidental Petroleum Corp., 1.50%, 02/15/18	175,000	178,111
PC Financial Partnership, 5.00%, 11/15/14	255,000	276,083
Petrohawk Energy Corp., 7.25%, 08/15/18	265,000	301,062
Petroleos de Venezuela SA Reg. S, 8.50%, 11/02/17	500,000	452,500
Reg. S, 9.75%, 05/17/35	870,000	726,450
Resolute Energy Corp., 8.50%, 05/01/20(a)	200,000	205,000
Samson Investment Co., 9.75%, 02/15/20(a)	260,000	267,800
Shell International Finance BV, 2.38%, 08/21/22	305,000	307,898
Total Capital SA, 4.45%, 06/24/20	310,000	359,941
Transocean, Inc. 2.50%, 10/15/17	650,000	653,603
6.38%, 12/15/21	240,000	287,237
3.80%, 10/15/22	325,000	326,682
7.35%, 12/15/41	630,000	826,899
WPX Energy, Inc., 6.00%, 01/15/22	270,000	290,250

		11,003,141

Paper & Forest Products 0.6%
Catalyst Paper Corp., 11.00%, 10/30/17	97,349	79,826
Georgia-Pacific LLC, 8.88%, 05/15/31	395,000	584,268
International Paper Co., 4.75%, 02/15/22	165,000	187,361
Norske Skogindustrier ASA, 6.13%, 10/15/15(a)	555,000	449,550
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 01/15/19(a)	325,000	342,875

		1,643,880

Pharmaceuticals 0.7%
AstraZeneca PLC, 1.95%, 09/18/19	335,000	340,871
Sky Growth Acquisition Corp., 7.38%, 10/15/20(a)	200,000	201,000
VPI Escrow Corp., 6.38%, 10/15/20(a)	325,000	331,500
Watson Pharmaceuticals, Inc. 5.00%, 08/15/14	320,000	343,362
6.13%, 08/15/19	355,000	433,542
3.25%, 10/01/22	205,000	207,626

		1,857,901

Real Estate Investment Trusts (REITs) 0.2%
Simon Property Group LP, 10.35%, 04/01/19	190,000	273,425
Weyerhaeuser Co., 7.38%, 10/01/19	115,000	142,701

		416,126

Real Estate Management & Development 0.1%
KWG Property Holding Ltd., 13.25%, 03/22/17	300,000	329,349

Road & Rail 0.3%
Bristow Group, Inc., 6.25%, 10/15/22	155,000	158,681
H&E Equipment Services, Inc., 7.00%, 09/01/22(a)	60,000	62,400
Transnet SOC Ltd., 4.00%, 07/26/22(a)	250,000	254,125
UR Financing Escrow Corp., 7.63%, 04/15/22(a)	165,000	180,675

		655,881

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 10.13%, 03/15/18(a)	200,000	220,000
Samsung Electronics America, Inc., 1.75%, 04/10/17(a)	435,000	441,046

		661,046

Software 0.2%
Lawson Software, Inc., 9.38%, 04/01/19(a)	175,000	194,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Market Value
Software (continued)
Sophia LP/Sophia Finance, Inc., 9.75%, 01/15/19(a)		$175,000	$188,125

			382,375

Specialty Retail 0.3%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19		275,000	304,219
O’Reilly Automotive, Inc., 3.80%, 09/01/22		485,000	502,598

			806,817

Supranational 0.6%
Central American Bank for Economic Integration, 5.38%, 09/24/14(a)		150,000	160,540
Corp. Andina de Fomento, 4.38%, 06/15/22		220,000	238,591
Eurasian Development Bank, 4.77%, 09/20/22(a)		577,000	585,078
International Bank for Reconstruction & Development Series GDIF, 3.25%, 04/14/14	NOK	870,000	155,548
Series GDIF, 3.75%, 05/19/17		1,800,000	337,638

			1,477,395

Textiles, Apparel & Luxury Goods 0.1%
Quiksilver, Inc., 6.88%, 04/15/15		$175,000	174,125
Wolverine World Wide, Inc., 6.13%, 10/15/20(a)		180,000	185,400

			359,525

Tobacco 0.6%
Altria Group, Inc. 9.70%, 11/10/18		53,000	75,912
10.20%, 02/06/39		250,000	428,389
Lorillard Tobacco Co., 6.88%, 05/01/20		660,000	810,225
Philip Morris International, Inc., 5.65%, 05/16/18		210,000	257,277

			1,571,803

Transportation Infrastructure 0.4%
DP World Ltd., 6.85%, 07/02/37(a)		730,000	786,575
ENA Norte Trust, 4.95%, 04/25/28(a)		250,000	250,352

			1,036,927

Wireless Telecommunication Services 1.3%
America Movil SAB de CV, 3.13%, 07/16/22		230,000	237,011
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13		275,000	295,508
Cricket Communications, Inc., 7.75%, 10/15/20		175,000	170,625
Crown Castle Towers LLC, 3.21%, 08/15/35(a)		230,000	239,355
Digicel Group Ltd., 8.25%, 09/30/20(a)		500,000	525,000
MetroPCS Wireless, Inc., 6.63%, 11/15/20		175,000	183,312
New Cingular Wireless Services, Inc., 8.75%, 03/01/31		115,000	184,333
NII Capital Corp., 7.63%, 04/01/21		805,000	639,975
Sprint Nextel Corp. 7.00%, 08/15/20		225,000	234,000
11.50%, 11/15/21		215,000	269,288
Vodafone Group PLC, 2.50%, 09/26/22		225,000	224,664

			3,203,071

Total Corporate Bonds (cost $110,179,012)			114,853,944

Municipal Bonds 0.7%

	Principal Amount		Market Value
Georgia 0.5%
Municipal Electric Authority of Georgia 6.64%, 04/01/57		$675,000	$783,992
7.06%, 04/01/57		440,000	477,774

			1,261,766

New Jersey 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, 7.10%, 01/01/41		310,000	442,553

Total Municipal Bonds (cost $1,426,358)			1,704,319

Sovereign Bonds 15.7%

	Principal Amount		Market Value
ARGENTINA 0.4%
Argentina Boden Bonds, 7.00%, 10/03/15		$270,000	$247,050
Argentine Republic Government International Bond, 2.50%, 12/31/38(c)		1,200,000	442,200
Provincia de Cordoba, Reg. S, 12.38%, 08/17/17		440,000	371,800

			1,061,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount		Market Value
AUSTRALIA 0.3%
Queensland Treasury Corp., 6.00%, 07/21/22	AUD	700,000	$841,779

BELARUS 0.1%
Republic of Belarus, 8.95%, 01/26/18		$400,000	392,400

BRAZIL 0.8%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17(a)	EUR	160,000	217,636
Brazil Notas do Tesouro Nacional 10.00%, 01/01/14	BRL	1,064,000	550,585
10.00%, 01/01/17		1,801,000	939,428
Brazilian Government International Bond, 8.50%, 01/05/24		745,000	431,804

			2,139,453

CANADA 1.1%
Canadian Government Bond 4.25%, 06/01/18	CAD	410,000	482,650
2.75%, 06/01/22		406,000	449,941
Province of Manitoba Canada, 1.75%, 05/30/19		$1,000,000	1,023,500
Province of Ontario Canada, 1.65%, 09/27/19		585,000	586,696
Province of Quebec Canada, 4.50%, 12/01/20	CAD	180,000	209,257

			2,752,044

CAYMAN ISLANDS 0.2%
Cayman Islands Government Bond, 5.95%, 11/24/19(a)		$475,000	546,250

CHILE 0.4%
Chile Government International Bond, 5.50%, 08/05/20	CLP	487,000,000	1,084,675

COLOMBIA 0.5%
Colombia Government International Bond, 4.38%, 03/21/23	COP	2,119,000,000	1,156,765

CROATIA 0.2%
Croatia Government International Bond, 6.25%, 04/27/17(a)		$400,000	433,000

GEORGIA 0.1%
Georgia Government International Bond, 6.88%, 04/12/21(a)		215,000	246,175

GERMANY 0.8%
Bundesrepublik Deutschland 3.50%, 01/04/16	EUR	500,000	712,772
4.25%, 07/04/18		450,000	695,546
3.25%, 01/04/20		345,000	514,286

			1,922,604

GUATEMALA 0.1%
Guatemala Government Bond, 5.75%, 06/06/22(a)		$300,000	$333,000

HUNGARY 0.3%
Hungary Government Bond, 6.50%, 06/24/19	HUF	165,000,000	722,109

INDONESIA 0.3%
Indonesia Government International Bond, 4.88%, 05/05/21(a)		$200,000	229,000
Republic of Indonesia, 5.25%, 01/17/42(a)		400,000	455,500

			684,500

JAPAN 0.2%
Japan Government Ten Year Bond, 0.80%, 03/20/13	JPY	50,000,000	642,701

LATVIA 0.2%
Republic of Latvia Reg. S, 5.25%, 06/16/21		$200,000	225,000
5.25%, 06/16/21(a)		300,000	337,500

			562,500

MEXICO 1.6%
Mexican Bonos 6.00%, 06/18/15	MXN	14,740,000	1,182,788
6.25%, 06/16/16		7,860,000	639,033
6.50%, 06/10/21		15,640,000	1,323,341
Mexico Government International Bond, 4.75%, 03/08/44		$900,000	1,001,250

			4,146,412

NETHERLANDS 0.6%
Netherlands Government Bond, 3.25%, 07/15/21(a)	EUR	1,000,000	1,462,246

NORWAY 0.1%
Norway Government Bond, 3.75%, 05/25/21	NOK	1,750,000	348,601

PERU 0.5%
Peruvian Government International Bond, Reg. S, 8.60%, 08/12/17	PEN	2,470,000	1,165,441

PHILIPPINES 0.4%
Philippine Government International Bond, 6.25%, 01/14/36	PHP	35,000,000	932,368

POLAND 1.1%
Poland Government Bond 4.75%, 04/25/17	PLN	4,300,000	1,373,090
5.50%, 10/25/19		1,400,000	464,751

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

Sovereign Bonds (continued)

	Principal Amount		Market Value
POLAND (continued)
Poland Government International Bond, 3.00%, 03/17/23		$1,090,000	$1,071,143

			2,908,984

QATAR 0.3%
Qatar Government International Bond, 5.75%, 01/20/42(a)		585,000	744,413

ROMANIA 0.5%
Romanian Government International Bond, 6.75%, 02/07/22(a)		1,145,000	1,288,125

RUSSIA 0.2%
Russian Foreign Bond - Eurobond 5.00%, 04/29/20(a)		100,000	114,750
4.50%, 04/04/22(a)		400,000	446,520
Reg. S, 7.50%, 03/31/30(c)		15,460	19,518

			580,788

SERBIA 0.2%
Republic of Serbia, 7.25%, 09/28/21(a)		400,000	423,000

SOUTH AFRICA 0.4%
South Africa Government Bond 13.50%, 09/15/15	ZAR	3,400,000	497,684
10.50%, 12/21/26		3,100,000	470,978

			968,662

SRI LANKA 0.3%
Sri Lanka Government International Bond, 6.25%, 07/27/21(a)		$600,000	652,385

SUPRANATIONAL 0.4%
Eastern and Southern African Trade and Development Bank, 6.88%, 01/09/16		1,000,000	1,005,000

SWEDEN 0.4%
Sweden Government Bond, 3.00%, 07/12/16	SEK	6,000,000	984,837

TURKEY 1.0%
Turkey Government Bond –%, 05/15/13	TRY	2,497,000	1,330,089
9.50%, 01/12/22		1,845,000	1,113,314

			2,443,403

UNITED KINGDOM 0.5%
United Kingdom Gilt 4.75%, 03/07/20	GBP	350,000	709,544
4.00%, 03/07/22		300,000	589,636

			1,299,180

URUGUAY 0.4%
Uruguay Government International Bond, 7.74%, 09/14/18	UYU	19,421,388	$1,080,661

VENEZUELA 0.8%
Venezuela Government International Bond Reg. S, 6.00%, 12/09/20		$700,000	527,450
Reg. S, 11.75%, 10/21/26		800,000	804,000
Reg. S, 11.95%, 08/05/31		670,000	681,725

			2,013,175

Total Sovereign Bonds (cost $37,885,032)			39,968,686

U.S. Government Mortgage Backed Agencies 14.1%

	Principal Amount		Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C90381 7.50%, 11/01/20		$458	$528
Pool# C00712 6.50%, 02/01/29		10,959	12,932
Pool# C39060 8.00%, 06/01/30		450	457
Pool# C41531 8.00%, 08/01/30		1,542	1,692
Pool# C42327 8.00%, 09/01/30		1,259	1,559
Pool# C01104 8.00%, 12/01/30		15,740	19,572
Pool# C48997 8.00%, 03/01/31		30,519	31,080
Pool# C49587 8.00%, 03/01/31		18,000	19,599
Pool# C50477 8.00%, 04/01/31		23,788	27,948
Pool# C53381 8.00%, 06/01/31		3,117	3,325
Pool# C69951 6.50%, 08/01/32		20,073	23,228
Pool# Q09258 3.00%, 07/01/42		282,703	298,353
Federal National Mortgage Association Pool
Pool# 540017 8.00%, 05/01/30		2,030	2,089
Pool# 564363 8.00%, 01/01/31		867	947
Pool# 564993 7.50%, 03/01/31		8,414	8,724
Pool# 606566 7.50%, 10/01/31		3,837	4,061

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 642656 7.00%, 07/01/32	$41,719	$49,972
Pool# 886574 2.66%, 08/01/36(b)	139,588	149,111
Pool# 257231 5.50%, 06/01/38	1,122,888	1,231,379
Pool# AJ5302 4.00%, 11/01/41	1,097,292	1,184,071
Federal National Mortgage Association Pool TBA
2.50%, 10/25/27	1,150,000	1,208,578
3.00%, 10/25/27	490,000	519,400
3.50%, 10/25/27	1,180,000	1,255,594
3.00%, 10/25/42	680,000	717,825
3.50%, 10/25/42	2,035,000	2,182,537
4.00%, 10/25/42	2,970,000	3,199,711
4.50%, 10/25/42	6,685,000	7,235,468
5.00%, 10/25/42	410,000	447,220
6.00%, 10/25/42	1,325,000	1,462,883
3.50%, 11/25/42	2,240,000	2,396,450
5.00%, 11/25/42	2,090,000	2,278,753
5.50%, 11/25/42	2,085,000	2,284,704
6.00%, 11/25/42	830,000	916,372
Government National Mortgage Association I Pool
Pool# GN 779081, 3.00%, 04/15/27	751,265	806,671
Government National Mortgage Association II Pool
Pool# G2 82468 4.00%, 01/20/40(b)	313,877	336,161
Pool# G2 82478 3.50%, 02/20/40(b)	1,432,740	1,528,488
Pool# G2 82483 3.50%, 02/20/40(b)	195,843	208,931
Pool# G2 82570 3.50%, 06/20/40(b)	29,073	31,095
Pool# G2 710035 5.39%, 12/20/59	1,216,914	1,365,628
Pool# G2 751413 4.50%, 07/20/61	252,369	287,671
Pool# G2 710083 4.70%, 08/20/61	265,322	306,431
Pool# G2 710087 4.70%, 09/20/61	288,885	337,058
Pool# G2 773443 5.07%, 04/20/62	261,958	299,677
Pool# G2 766552 4.85%, 05/20/62	155,450	177,421
Pool# G2 766540 4.58%, 07/20/62	797,347	917,813

Total U.S. Government Mortgage Backed Agencies (cost $35,424,179)		35,779,167

U.S. Government Sponsored & Agency Obligations 0.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 5.13%, 11/17/17	$265,000	$321,933
Federal National Mortgage Association 5.00%, 05/11/17	1,050,000	1,252,311
0.00%, 10/09/19	840,000	738,929

Total U.S. Government Sponsored & Agency Obligations (cost $1,899,894)		2,313,173

U.S. Treasury Bonds 1.8%

	Principal Amount	Market Value
U.S. Treasury Bonds
6.25%, 08/15/23	$340,000	$493,372
3.00%, 05/15/42(f)	3,840,000	3,981,600

Total U.S. Treasury Bonds (cost $4,393,091)		4,474,972

U.S. Treasury Notes 1.5%

	Principal Amount	Market Value
U.S. Treasury Notes 0.13%, 07/31/14	$350,000	$349,276
0.25%, 08/31/14	290,000	290,057
0.25%, 09/15/15	425,000	424,270
3.25%, 05/31/16	930,000	1,025,906
0.63%, 08/31/17	615,000	615,384
1.00%, 09/30/19	85,000	84,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
1.63%, 08/15/22	$1,040,000	$1,038,862

Total U.S. Treasury Notes (cost $3,817,238)		3,828,436

Yankee Dollars 0.6%

	Principal Amount	Market Value
Chemicals 0.1%
Methanex Corp., 5.25%, 03/01/22	$295,000	$315,149

Diversified Financial Services 0.2%
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	520,000	529,100

Oil, Gas & Consumable Fuels 0.3%
Nexen, Inc., 7.50%, 07/30/39	270,000	384,777
Suncor Energy, Inc., 5.95%, 12/01/34	210,000	255,224

		640,001

Total Yankee Dollars (cost $1,351,012)		1,484,250

Common Stocks 0.0%†

	Shares	Market Value
Diversified Telecommunication Services 0.0%†
XO Holding, Inc.*(g)	248	$0

Media 0.0%†
Dex One Corp.*	832	1,040
SuperMedia, Inc.*	651	1,732

		2,772

Paper & Forest Products 0.0%
Catalyst Paper Corp.*(g)	5,617	0

Total Common Stocks (cost $779,392)		2,772

Warrant 0.0%†

	Number of Warrants	Market Value

Marine 0.0%†
Horizon Lines, Inc., expiring 12/31/16*(g)	93,475	$128,995

Total Warrant (cost $185,414)		128,995

Mutual Fund 8.7%

	Shares	Market Value
Money Market Fund 8.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20%(h)	21,985,524	$21,985,524

Total Mutual Fund (cost $21,985,524)		21,985,524

Total Investments (cost $269,263,493) (i) — 109.8%		278,969,842
Liabilities in excess of other assets — (9.8)%		(24,871,656)

NET ASSETS — 100.0%		$254,098,186

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $65,588,681 which represents 25.81% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2012.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date reflects the next call date.
(e)	Illiquid security.
(f)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(g)	Fair Valued Security.
(h)	Represents 7-day effective yield as of September 30, 2012.
(i)	At September 30, 2012, the tax basis cost of the Fund’s investments was $269,370,385, tax unrealized appreciation and depreciation were $11,775,965 and $(2,176,508), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

AB	Stock Company
AS	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
GDIF	Global Debt Issuance Facility
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
MTN	Medium Term Note
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
Reg. S	Regulation S
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SA de CV	Public Traded Company with Variable Capital
SAB de CV	Public Traded Company
TBA	To Be Announced
Tbk PT	State Owned Company

Currency:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	Great British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland New Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
UYU	Uruguay Peso Uruguayo
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

At September 30, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
32	U.S. Treasury 10 Year Note	12/19/12	$4,271,500	$21,337

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(3)	U.S. Treasury 5 Year Note	12/31/12	$373,898	$(1,436)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

At September 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Bank of America NA	10/31/12	(115,014)	$(119,769)	$(118,968)	$801
Australian Dollar	Bank of America NA	10/31/12	(690,084)	(718,616)	(713,808)	4,808
British Pound	HSBC Bank PLC	10/31/12	(395,000)	(640,591)	(637,788)	2,803
Columbian Peso	Barclays Bank PLC	11/01/12	(600,000,000)	(332,042)	(331,808)	234
Columbian Peso	Barclays Bank PLC	11/01/12	(500,000,000)	(276,702)	(276,507)	195
Euro	HSBC Bank PLC	10/31/12	(132,035)	(170,972)	(169,722)	1,250
Euro	HSBC Bank PLC	10/31/12	(600,000)	(776,940)	(771,259)	5,681
Hungarian Forint	JPMorgan Chase Bank	10/31/12	(43,125,477)	(194,755)	(193,491)	1,264
Japanese Yen	Barclays Bank PLC	10/31/12	(42,207,131)	(541,871)	(540,973)	898
Mexican Peso	Barclays Bank PLC	10/31/12	(3,284,168)	(255,150)	(254,317)	833
Mexican Peso	Barclays Bank PLC	10/31/12	(8,165,055)	(634,351)	(632,280)	2,071
Mexican Peso	Barclays Bank PLC	10/31/12	(9,140,228)	(710,114)	(707,796)	2,318
South African Rand	Royal Bank of Scotland	10/31/12	(3,373,023)	(410,044)	(403,600)	6,444
South African Rand	Royal Bank of Scotland	10/31/12	(4,745,514)	(576,892)	(567,826)	9,066
Swedish Krona	JPMorgan Chase Bank	10/31/12	(169,093)	(25,821)	(25,720)	101

Total Short Contracts				$(6,384,630)	$(6,345,863)	$38,767

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Bank of America NA	10/31/12	140,000	$143,151	$142,317	$(834)
Canadian Dollar	Bank of America NA	10/31/12	380,254	388,811	386,547	(2,264)
Canadian Dollar	Bank of America NA	10/31/12	180,000	184,051	182,979	(1,072)
Chilean Peso	Barclays Bank PLC	11/05/12	70,912,500	150,000	148,628	(1,372)
Euro	Royal Bank of Scotland	10/31/12	300,000	385,704	385,629	(75)
Euro	JPMorgan Chase Bank	10/31/12	452,650	582,240	581,851	(389)
Euro	Royal Bank of Scotland	10/31/12	500,000	642,840	642,716	(124)
Euro	JPMorgan Chase Bank	10/31/12	350,000	450,201	449,901	(300)
Indian Rupee	JPMorgan Chase Bank	11/15/12	17,288,037	308,440	324,816	16,376
Indian Rupee	JPMorgan Chase Bank	11/15/12	26,655,325	475,564	500,813	25,249
Japanese Yen	Barclays Bank PLC	10/31/12	195,172,999	2,505,704	2,501,550	(4,154)
Korean Won	JPMorgan Chase Bank	10/17/12	564,500,000	500,000	507,498	7,498
Korean Won	JPMorgan Chase Bank	10/17/12	451,600,000	400,000	405,999	5,999
Malaysian Ringgit	JPMorgan Chase Bank	10/10/12	1,148,507	369,295	375,527	6,232
Malaysian Ringgit	JPMorgan Chase Bank	10/10/12	1,766,197	567,909	577,493	9,584
Mexican Peso	Bank of America NA	10/31/12	5,008,319	388,839	387,832	(1,007)
Norwegian Krone	JPMorgan Chase Bank	10/31/12	150,000	26,238	26,154	(84)
Norwegian Krone	JPMorgan Chase Bank	10/31/12	626,000	109,499	109,150	(349)
Swedish Krona	JPMorgan Chase Bank	10/31/12	89,000	13,590	13,537	(53)
Turkish Lira	Royal Bank of Scotland	10/31/12	302,652	168,430	167,708	(722)
Turkish Lira	Royal Bank of Scotland	10/31/12	44,584	24,811	24,705	(106)

Total Long Contracts				$8,785,317	$8,843,350	$58,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Diversified Telecommunication Services	$—	$—	$—	$—
Media	2,772	—	—	2,772
Paper & Forest Products	—	—	—	—

Total Common Stocks	$2,772	$—	$—	$2,772

Asset-Backed Securities*	—	23,517,486	—	23,517,486
Collateralized Mortgage Obligations	—	19,576,776	—	19,576,776
Commercial Mortgage Backed Securities	—	9,298,430	—	9,298,430
Convertible Corporate Bond*	—	52,912	—	52,912
Corporate Bonds*	—	114,853,944	—	114,853,944
Forward Foreign Currency Contracts	—	109,705	—	109,705
Futures Contracts	21,337	—	—	21,337
Municipal Bonds	—	1,704,319	—	1,704,319
Mutual Fund	21,985,524	—	—	21,985,524
Sovereign Bonds	—	39,968,686	—	39,968,686
U.S. Government Mortgage Backed Agencies	—	35,779,167	—	35,779,167
U.S. Government Sponsored & Agency Obligations	—	2,313,173	—	2,313,173
U.S. Treasury Bonds	—	4,474,972	—	4,474,972
U.S. Treasury Notes	—	3,828,436	—	3,828,436
Warrant*	—	128,995	—	128,995
Yankee Dollars*	—	1,484,250	—	1,484,250

Total Assets	$22,009,633	$257,091,251	$—	$279,100,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Foreign Currency Contracts	$—	$(12,905)	$—	$(12,905)
Futures Contracts	(1,436)	—	—	(1,436)

Total Liabilities	$(1,436)	$(12,905)	$—	$(14,341)

Total	$22,008,197	$257,078,346	$—	$279,086,543

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Total
Balance as of 12/31/11	$24	$24
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	(24)	(24)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/12	$—	$—

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$(24)	$(24)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

For the period from January 1, 2012 through September 30, 2012, the Fund held two common stock investments that were categorized as Level 3 investments which were valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and forward foreign currency contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Multi Sector Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2012

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$21,337
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	109,705

Total		$131,042

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,436)
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	(12,905)

Total		$(14,341)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Nationwide Fund

Common Stocks 98.6%

	Shares	Market Value
Aerospace & Defense 3.2%
Bombardier, Inc., Class B(a)	867,600	$3,256,478
United Technologies Corp.	238,720	18,689,389

		21,945,867

Auto Components 0.7%
BorgWarner, Inc.*	65,100	4,499,061

Beverages 2.6%
PepsiCo, Inc.	249,665	17,668,792

Biotechnology 1.5%
Amgen, Inc.	59,795	5,041,914
Gilead Sciences, Inc.*	76,900	5,100,777

		10,142,691

Capital Markets 2.0%
Charles Schwab Corp. (The)	649,910	8,312,349
State Street Corp.	123,500	5,182,060

		13,494,409

Chemicals 4.0%
Air Products & Chemicals, Inc.	83,870	6,936,049
Monsanto Co.	39,500	3,595,290
Potash Corp. of Saskatchewan, Inc.	146,900	6,378,398
PPG Industries, Inc.	38,460	4,416,746
Praxair, Inc.	61,900	6,430,172

		27,756,655

Commercial Banks 4.5%
PNC Financial Services Group, Inc.	151,890	9,584,259
Royal Bank of Canada	86,700	4,986,286
Wells Fargo & Co.	467,290	16,135,524

		30,706,069

Communications Equipment 3.8%
Cisco Systems, Inc.	679,221	12,966,329
Juniper Networks, Inc.*	193,010	3,302,401
QUALCOMM, Inc.	154,100	9,629,709

		25,898,439

Computers & Peripherals 1.1%
EMC Corp.*	289,100	7,883,757

Construction & Engineering 0.5%
Fluor Corp.	59,360	3,340,781

Diversified Financial Services 4.2%
Citigroup, Inc.	214,075	7,004,534
IntercontinentalExchange, Inc.*	47,800	6,376,998
JPMorgan Chase & Co.	387,602	15,690,129

		29,071,661

Diversified Telecommunication Services 1.0%
TELUS Corp.	80,117	5,053,459
TELUS Corp., Non-Voting Shares	28,754	1,797,987

		6,851,446

Electrical Equipment 0.7%
Emerson Electric Co.	99,800	4,817,346

Energy Equipment & Services 1.3%
National Oilwell Varco, Inc.	38,300	3,068,213
Schlumberger Ltd.	81,600	5,902,128

		8,970,341

Food & Staples Retailing 2.3%
CVS Caremark Corp.	182,920	8,856,986
Sysco Corp.	231,635	7,243,227

		16,100,213

Food Products 5.2%
ConAgra Foods, Inc.	294,940	8,137,395
General Mills, Inc.	173,520	6,914,772
Kellogg Co.	195,800	10,115,028
Kraft Foods, Inc., Class A	260,300	10,763,405

		35,930,600

Health Care Equipment & Supplies 4.9%
Baxter International, Inc.	225,480	13,587,425
Boston Scientific Corp.*	774,630	4,446,376
Medtronic, Inc.	269,830	11,635,070
St. Jude Medical, Inc.	97,368	4,102,114

		33,770,985

Health Care Providers & Services 2.8%
Aetna, Inc.	149,861	5,934,496
Quest Diagnostics, Inc.	208,135	13,202,003

		19,136,499

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	74,015	6,790,876
Starwood Hotels & Resorts Worldwide, Inc.	86,900	5,036,724

		11,827,600

Household Products 4.2%
Kimberly-Clark Corp.	107,495	9,220,921
Procter & Gamble Co. (The)	279,215	19,366,353

		28,587,274

Industrial Conglomerates 1.0%
3M Co.	77,445	7,157,467

Information Technology Services 3.8%
Alliance Data Systems Corp.*(a)	45,300	6,430,335
Cognizant Technology Solutions Corp., Class A*	70,300	4,915,376
International Business Machines Corp.	37,865	7,855,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Visa, Inc., Class A	50,300	$6,754,284

		25,955,089

Insurance 6.4%
Aflac, Inc.	146,100	6,995,268
American International Group, Inc.*	107,910	3,538,369
Chubb Corp. (The)	105,190	8,023,893
Hartford Financial Services Group, Inc.	441,675	8,586,162
Prudential Financial, Inc.	131,475	7,166,702
Travelers Cos., Inc. (The)	138,315	9,441,382

		43,751,776

Machinery 4.1%
Deere & Co.	81,529	6,725,327
Dover Corp.	125,360	7,457,666
Illinois Tool Works, Inc.	108,510	6,453,090
Parker Hannifin Corp.	86,225	7,206,686

		27,842,769

Media 3.2%
Comcast Corp., Class A	404,170	14,457,161
Walt Disney Co. (The)	144,115	7,534,332

		21,991,493

Multiline Retail 0.8%
Target Corp.	89,800	5,699,606

Oil, Gas & Consumable Fuels 9.8%
Apache Corp.	105,870	9,154,579
Chevron Corp.	70,200	8,182,512
Devon Energy Corp.	155,055	9,380,827
EOG Resources, Inc.	125,290	14,038,745
Exxon Mobil Corp.	145,170	13,275,796
Occidental Petroleum Corp.	156,945	13,506,687

		67,539,146

Pharmaceuticals 7.2%
Abbott Laboratories	157,205	10,777,975
Johnson & Johnson	290,285	20,003,539
Merck & Co., Inc.	159,190	7,179,469
Pfizer, Inc.	464,095	11,532,761

		49,493,744

Road & Rail 0.9%
Canadian National Railway Co.	72,400	6,387,852

Semiconductors & Semiconductor Equipment 0.6%
Linear Technology Corp.	119,980	3,821,363

Software 3.5%
Microsoft Corp.	304,630	9,071,881
Oracle Corp.	292,600	9,213,974
Solera Holdings, Inc.	134,764	5,912,097

		24,197,952

Specialty Retail 2.0%
Staples, Inc.(a)	507,002	5,840,663
TJX Cos., Inc.	174,500	7,815,855

		13,656,518

Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc., Class B	55,350	5,253,269
VF Corp.	50,745	8,086,723

		13,339,992

Tobacco 1.2%
Philip Morris International, Inc.	92,770	8,343,734

Total Common Stocks (cost $580,052,968)		677,578,987

Mutual Fund 1.1%

	Shares	Market Value

Money Market Fund 1.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (b)	7,570,851	$7,570,851

Total Mutual Fund (cost $7,570,851)		7,570,851

Repurchase Agreement 1.2%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $8,109,855, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $8,271,947. (c)	$8,109,700	$8,109,700

Total Repurchase Agreement (cost $8,109,700)		8,109,700

Total Investments (cost $595,733,519) (d) — 100.9%		693,259,538

Liabilities in excess of other assets — (0.9%)		(6,113,001)

NET ASSETS — 100.0%		$687,146,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Nationwide Fund

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $7,808,852.
(b)	Represents 7-day effective yield as of September 30, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $8,109,700.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $602,826,819, tax unrealized appreciation and depreciation were $100,921,107 and $(10,488,388), respectively.

LLC	Limited Liability Company
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$677,578,987	$—	$—	$677,578,987
Mutual Fund	7,570,851	—	—	7,570,851
Repurchase Agreement	—	8,109,700	—	8,109,700

Total	$685,149,838	$8,109,700	$—	$693,259,538

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Real Estate Fund

Common Stocks 96.8%

	Shares	Market Value
Health Care Providers & Services 0.5%
Assisted Living Concepts, Inc., Class A	192,866	$1,471,568

Hotels, Restaurants & Leisure 2.8%
Starwood Hotels & Resorts Worldwide, Inc.	144,696	8,386,580

Real Estate Investment Trusts (REITs) 89.3%
Acadia Realty Trust	43,069	1,068,973
Apartment Investment & Management Co., Class A	192,228	4,996,006
Ashford Hospitality Trust, Inc.	84,650	711,060
AvalonBay Communities, Inc.	69,264	9,419,211
Boston Properties, Inc.	125,526	13,884,431
BRCP REIT I, LLC*(a)(b)	1,255,145	356,461
BRCP REIT II, LLC*(a)(b)	3,066,644	1,591,588
BRE Properties, Inc.	60,160	2,820,902
Cabot Industrial Value Fund LP*(a)(b)	5,040	1,854,760
Camden Property Trust	71,945	4,639,733
CommonWealth REIT	11,634	169,391
Cousins Properties, Inc.	364,573	2,894,710
DCT Industrial Trust, Inc.	553,991	3,584,322
Digital Realty Trust, Inc.	33,846	2,364,143
Douglas Emmett, Inc.	10,090	232,776
Duke Realty Corp.	159,730	2,348,031
Equity Lifestyle Properties, Inc.	82,012	5,586,657
Equity One, Inc.	5,801	122,169
Equity Residential	494,702	28,460,206
Federal Realty Investment Trust	43,006	4,528,532
General Growth Properties, Inc.	520,554	10,140,392
HCP, Inc.	385,455	17,145,038
Healthcare Realty Trust, Inc.	164,098	3,782,459
Host Hotels & Resorts, Inc.	1,053,398	16,907,038
Hudson Pacific Properties, Inc.	125,290	2,317,865
Keystone Industrial Fund LP*(a)(b)	2,726,733	2,756,727
Lexington Realty Trust	19,790	191,171
Macerich Co. (The)	57,021	3,263,312
Mack-Cali Realty Corp.	197,162	5,244,509
Omega Healthcare Investors, Inc.	22,590	513,471
Parkway Properties, Inc.	3,950	52,812
Plum Creek Timber Co., Inc.	7,491	328,405
Prologis, Inc.	152,461	5,340,709
PS Business Parks, Inc.	33,527	2,240,274
Public Storage	82,573	11,491,684
Regency Centers Corp.	265,120	12,919,298
Retail Opportunity Investments Corp.	94,011	1,209,922
Senior Housing Properties Trust	254,994	5,553,769
Simon Property Group, Inc.	293,224	44,514,336
Sovran Self Storage, Inc.	22,713	1,313,947
STAG Industrial, Inc.	8,939	145,348
Starwood Property Trust, Inc.	84,699	1,970,946
UDR, Inc.	151,650	3,763,953
Ventas, Inc.	57,100	3,554,475
Vornado Realty Trust	237,094	19,216,469
Winthrop Realty Trust	99,600	1,073,688

		268,586,079

Real Estate Management & Development 4.2%
Brookfield Office Properties, Inc.	316,692	5,244,420
Forest City Enterprises, Inc., Class A*	469,705	7,444,824

		12,689,244

Total Common Stocks (cost $205,393,352)		291,133,471

Mutual Fund 3.1%

	Shares	Market Value
Money Market Fund 3.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (c)	9,235,383	$9,235,383

Total Mutual Fund (cost $9,235,383)		9,235,383

Total Investments (cost $214,628,735) (d) — 99.9%		300,368,854
Other assets in excess of liabilities — 0.1%		176,527

NET ASSETS — 100.0%		$300,545,381

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Security considered illiquid and restricted. The total value of such securities as of September 30, 2012 was $6,559,536 and represented 2.19% of Net Assets.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	At September 30, 2012, the tax basis cost of the Fund’s investments was $215,632,222, tax unrealized appreciation and depreciation were $87,728,030 and $(2,991,398), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$1,471,568	$—	$—	$1,471,568
Hotels, Restaurants & Leisure	8,386,580	—	—	8,386,580
Real Estate Investment Trusts (REITs)	262,026,543	—	6,559,536	268,586,079
Real Estate Management & Development	12,689,244	—	—	12,689,244

Total Common Stocks	$284,573,935	$—	$6,559,536	$291,133,471

Mutual Fund	9,235,383	—	—	9,235,383

Total	$293,809,318	$—	$6,559,536	$300,368,854

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Real Estate Fund

The following table provides a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Amounts designated as “—” are zero or have been rounded to zero.

	Common Stocks	Total
Balance as of 12/31/11	$6,142,290	$6,142,290
Accrued Accretion/(Amortization)	—	—
Change in Unrealized Appreciation/(Depreciation)	417,246	417,246
Realized Gain/(Loss)	—	—
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 09/30/12	$6,559,536	$6,559,536

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held	$417,246	$417,246

*	Purchases include all purchases of securities and securities received in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements

Aggregate by investment type

	Fair value at 09/30/12	Valuation Technique	Unobservable Input*	Range
Real Estate Investment Trusts	$6,559,536	Adjusted Capital Balance Model	Underlying Investment Financial Statements	(a	)

*	Level 3 values are based on significant unobservable inputs that reflect NFA’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	The range has not been disclosed due to the diverse nature of the underlying investments.

Adjusted Capital Balance Model valuation adjusts the fund’s calendar quarter ending capital balance in privately offered Real Estate Investment Trust holdings to reflect post-calendar quarter end activity, including distributions, return of capital distributions, capital calls, quarterly management fees, or other activity.

The significant unobservable input used in the fair value measurement of the Fund’s investments in privately offered Real Estate Investment Trusts at September 30, 2012 was the underlying investment vehicle’s financial statements. Unobservable inputs that could be used in a fair value measurement of the Fund’s investments in privately offered Real Estate Investment Trusts include comparable companies, market news, regulatory proceedings, dealer quotations or fair value recommendations from the sub-adviser. Significant deterioration in any of those inputs in isolation would result in a significantly lower fair value measurement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 98.6%

	Shares	Market Value
Aerospace & Defense 2.2%
Boeing Co. (The)	133,772	$9,313,207
General Dynamics Corp.	65,562	4,334,959
Honeywell International, Inc.	154,289	9,218,768
L-3 Communications Holdings, Inc.	19,024	1,364,211
Lockheed Martin Corp.	53,213	4,969,030
Northrop Grumman Corp.	49,088	3,260,916
Precision Castparts Corp.	28,723	4,691,615
Raytheon Co.	65,606	3,750,039
Rockwell Collins, Inc.	28,287	1,517,315
Textron, Inc.	55,468	1,451,597
United Technologies Corp.	165,845	12,984,005

		56,855,662

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	32,013	1,874,361
Expeditors International of Washington, Inc.	41,472	1,507,922
FedEx Corp.	57,734	4,885,451
United Parcel Service, Inc., Class B	142,117	10,171,314

		18,439,048

Airlines 0.0%†
Southwest Airlines Co.	149,900	1,314,623

Auto Components 0.2%
BorgWarner, Inc.*	22,598	1,561,748
Goodyear Tire & Rubber Co. (The)*	47,779	582,426
Johnson Controls, Inc.	135,139	3,702,808

		5,846,982

Automobiles 0.4%
Ford Motor Co.	753,845	7,432,912
Harley-Davidson, Inc.	45,198	1,915,039

		9,347,951

Beverages 2.4%
Beam, Inc.	31,274	1,799,506
Brown-Forman Corp., Class B	29,909	1,951,562
Coca-Cola Co. (The)	765,450	29,033,519
Coca-Cola Enterprises, Inc.	54,731	1,711,438
Constellation Brands, Inc., Class A*	29,733	961,863
Dr Pepper Snapple Group, Inc.	41,693	1,856,589
Molson Coors Brewing Co., Class B	30,690	1,382,585
Monster Beverage Corp.*	30,306	1,641,373
PepsiCo, Inc.	307,656	21,772,815

		62,111,250

Biotechnology 1.6%
Alexion Pharmaceuticals, Inc.*	38,151	4,364,474
Amgen, Inc.	152,360	12,846,995
Biogen Idec, Inc.*	46,750	6,976,503
Celgene Corp.*	85,295	6,516,538
Gilead Sciences, Inc.*	149,547	9,919,453

		40,623,963

Building Products 0.0%†
Masco Corp.	70,465	1,060,498

Capital Markets 1.8%
Ameriprise Financial, Inc.	41,662	2,361,819
Bank of New York Mellon Corp. (The)	233,461	5,280,888
BlackRock, Inc.	25,296	4,510,277
Charles Schwab Corp. (The)	216,481	2,768,792
E*TRADE Financial Corp.*	50,700	446,667
Federated Investors, Inc., Class B(a)	18,352	379,703
Franklin Resources, Inc.	27,321	3,417,037
Goldman Sachs Group, Inc. (The)	89,097	10,128,547
Invesco Ltd.	88,082	2,201,169
Legg Mason, Inc.(a)	24,296	599,625
Morgan Stanley	273,399	4,576,699
Northern Trust Corp.	43,272	2,008,470
State Street Corp.	94,722	3,974,535
T. Rowe Price Group, Inc.	50,152	3,174,622

		45,828,850

Chemicals 2.4%
Air Products & Chemicals, Inc.	41,831	3,459,424
Airgas, Inc.	13,699	1,127,428
CF Industries Holdings, Inc.	12,396	2,754,887
Dow Chemical Co. (The)	236,805	6,857,873
E.I. du Pont de Nemours & Co.	183,900	9,244,653
Eastman Chemical Co.	30,196	1,721,474
Ecolab, Inc.	52,048	3,373,231
FMC Corp.	27,112	1,501,462
International Flavors & Fragrances, Inc.	16,084	958,285
LyondellBasell Industries NV, Class A	67,026	3,462,563
Monsanto Co.	105,344	9,588,411
Mosaic Co. (The)	54,677	3,149,942
PPG Industries, Inc.	30,170	3,464,723
Praxair, Inc.	58,931	6,121,752
Sherwin-Williams Co. (The)	16,837	2,507,198
Sigma-Aldrich Corp.	23,847	1,716,268

		61,009,574

Commercial Banks 2.8%
BB&T Corp.	138,159	4,581,353
Comerica, Inc.	38,408	1,192,568
Fifth Third Bancorp	181,539	2,815,670
First Horizon National Corp.	49,530	476,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Huntington Bancshares, Inc.	168,392	$1,161,905
KeyCorp	186,096	1,626,479
M&T Bank Corp.(a)	23,794	2,264,237
PNC Financial Services Group, Inc.	104,667	6,604,488
Regions Financial Corp.	279,135	2,012,563
SunTrust Banks, Inc.	106,388	3,007,589
U.S. Bancorp	374,651	12,850,529
Wells Fargo & Co.	971,219	33,536,192
Zions Bancorporation(a)	35,993	743,435

		72,873,982

Commercial Services & Supplies 0.6%
Avery Dennison Corp.	20,061	638,341
Cintas Corp.	21,697	899,341
Iron Mountain, Inc.	29,862	1,018,593
Pitney Bowes, Inc.(a)	39,910	551,556
Republic Services, Inc.	59,218	1,629,087
RR Donnelley & Sons Co.(a)	35,754	378,993
Stericycle, Inc.*(a)	16,912	1,530,874
Tyco International Ltd.	90,882	5,113,021
Waste Management, Inc.	86,149	2,763,660

		14,523,466

Communications Equipment 1.9%
Cisco Systems, Inc.	1,046,056	19,969,209
F5 Networks, Inc.*	15,641	1,637,613
Harris Corp.	22,418	1,148,250
JDS Uniphase Corp.*	45,825	567,543
Juniper Networks, Inc.*	104,174	1,782,417
Motorola Solutions, Inc.	57,008	2,881,754
QUALCOMM, Inc.	336,731	21,042,320

		49,029,106

Computers & Peripherals 5.9%
Apple, Inc.	185,329	123,662,628
Dell, Inc.	290,169	2,861,066
EMC Corp.*	414,854	11,313,069
Hewlett-Packard Co.	388,606	6,629,618
Lexmark International, Inc., Class A(a)	—	0
NetApp, Inc.*	71,770	2,359,798
SanDisk Corp.*	47,567	2,065,835
Seagate Technology PLC(a)	69,831	2,164,761
Western Digital Corp.	43,997	1,704,004

		152,760,779

Construction & Engineering 0.1%
Fluor Corp.	33,018	1,858,253
Jacobs Engineering Group, Inc.*	25,602	1,035,089
Quanta Services, Inc.*	42,198	1,042,291

		3,935,633

Construction Materials 0.0%†
Vulcan Materials Co.	25,536	1,207,853

Consumer Finance 0.9%
American Express Co.	195,387	11,109,705
Capital One Financial Corp.	114,831	6,546,515
Discover Financial Services	101,801	4,044,554
SLM Corp.	92,804	1,458,879

		23,159,653

Containers & Packaging 0.1%
Ball Corp.	30,538	1,292,063
Bemis Co., Inc.	20,575	647,495
Owens-Illinois, Inc.*	32,824	615,778
Sealed Air Corp.	34,548	534,112

		3,089,448

Distributors 0.1%
Genuine Parts Co.	30,680	1,872,400

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	19,993	580,797
DeVry, Inc.(a)	—	0
H&R Block, Inc.	53,507	927,276

		1,508,073

Diversified Financial Services 3.0%
Bank of America Corp.	2,130,440	18,811,785
Citigroup, Inc.	579,708	18,968,046
CME Group, Inc.	60,481	3,465,562
IntercontinentalExchange, Inc.*	14,371	1,917,235
JPMorgan Chase & Co.	750,986	30,399,913
Leucadia National Corp.	38,992	887,068
Moody’s Corp.	38,607	1,705,271
NASDAQ OMX Group, Inc. (The)	23,648	550,880
NYSE Euronext	49,600	1,222,640

		77,928,400

Diversified Telecommunication Services 2.9%
AT&T, Inc.	1,140,568	42,999,414
CenturyLink, Inc.	123,052	4,971,301
Frontier Communications Corp.(a)	198,237	971,361
Verizon Communications, Inc.	563,194	25,664,750
Windstream Corp.(a)	116,301	1,175,803

		75,782,629

Electric Utilities 2.0%
American Electric Power Co., Inc.	95,820	4,210,331
Duke Energy Corp.	139,177	9,018,670
Edison International	64,368	2,940,974
Entergy Corp.	35,026	2,427,302
Exelon Corp.	168,697	6,002,239
FirstEnergy Corp.	82,635	3,644,203
NextEra Energy, Inc.	83,551	5,876,142
Northeast Utilities	61,984	2,369,648
Pepco Holdings, Inc.(a)	45,394	857,947
Pinnacle West Capital Corp.	21,617	1,141,378
PPL Corp.	114,742	3,333,255
Southern Co. (The)	172,906	7,969,237

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities (continued)
Xcel Energy, Inc.	96,315	$2,668,889

		52,460,215

Electrical Equipment 0.5%
Cooper Industries PLC	31,580	2,370,395
Emerson Electric Co.	143,755	6,939,054
Rockwell Automation, Inc.	27,862	1,937,802
Roper Industries, Inc.	19,318	2,122,855

		13,370,106

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	31,868	1,876,388
Corning, Inc.	296,193	3,894,938
FLIR Systems, Inc.	30,090	601,048
Jabil Circuit, Inc.	36,874	690,281
Molex, Inc.(a)	26,879	706,380
TE Connectivity Ltd.	84,523	2,874,627

		10,643,662

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	86,860	3,928,678
Cameron International Corp.*	48,654	2,728,030
Diamond Offshore Drilling, Inc.	13,690	900,939
Ensco PLC, Class A	45,840	2,501,030
FMC Technologies, Inc.*	47,087	2,180,128
Halliburton Co.	183,364	6,177,533
Helmerich & Payne, Inc.	20,850	992,668
Nabors Industries Ltd.*	57,653	808,872
National Oilwell Varco, Inc.	84,281	6,751,751
Noble Corp.*	49,887	1,784,957
Rowan Cos. PLC, Class A*	24,667	833,005
Schlumberger Ltd.	262,334	18,974,618

		48,562,209

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	85,457	8,556,382
CVS Caremark Corp.	251,485	12,176,904
Kroger Co. (The)	107,687	2,534,952
Safeway, Inc.(a)	46,783	752,739
Sysco Corp.	115,907	3,624,412
Walgreen Co.	169,393	6,172,681
Wal-Mart Stores, Inc.	332,289	24,522,928
Whole Foods Market, Inc.	33,933	3,305,074

		61,646,072

Food Products 1.7%
Archer-Daniels-Midland Co.	130,135	3,537,069
Campbell Soup Co.(a)	35,550	1,237,851
ConAgra Foods, Inc.	81,085	2,237,135
Dean Foods Co.*	36,048	589,385
General Mills, Inc.	128,116	5,105,423
H.J. Heinz Co.	63,275	3,540,236
Hershey Co. (The)	29,952	2,123,297
Hormel Foods Corp.(a)	26,962	788,369
J.M. Smucker Co. (The)	21,640	1,868,181
Kellogg Co.	48,759	2,518,890
Kraft Foods, Inc., Class A	350,807	14,505,869
McCormick & Co., Inc., Non-Voting Shares	26,190	1,624,828
Mead Johnson Nutrition Co.	40,258	2,950,106
Tyson Foods, Inc., Class A	57,232	916,857

		43,543,496

Gas Utilities 0.1%
AGL Resources, Inc.	23,280	952,385
ONEOK, Inc.(a)	40,578	1,960,323

		2,912,708

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	108,157	6,517,541
Becton, Dickinson and Co.	39,563	3,108,069
Boston Scientific Corp.*	279,064	1,601,827
C.R. Bard, Inc.	15,413	1,612,970
CareFusion Corp.*	43,866	1,245,356
Covidien PLC(a)	94,883	5,637,948
DENTSPLY International, Inc.(a)	28,021	1,068,721
Edwards Lifesciences Corp.*	22,857	2,454,156
Intuitive Surgical, Inc.*	7,892	3,911,512
Medtronic, Inc.	201,688	8,696,787
St. Jude Medical, Inc.	62,025	2,613,113
Stryker Corp.	57,164	3,181,748
Varian Medical Systems, Inc.*(a)	21,774	1,313,408
Zimmer Holdings, Inc.	34,608	2,340,193

		45,303,349

Health Care Providers & Services 1.9%
Aetna, Inc.	66,073	2,616,491
AmerisourceBergen Corp.	49,695	1,923,693
Cardinal Health, Inc.	67,551	2,632,463
Cigna Corp.	56,967	2,687,133
Coventry Health Care, Inc.	26,502	1,104,868
DaVita, Inc.*	16,833	1,744,067
Express Scripts Holding Co.*	160,257	10,043,306
Humana, Inc.	31,853	2,234,488
Laboratory Corp of America Holdings*	18,899	1,747,591
McKesson Corp.	46,636	4,012,095
Patterson Cos., Inc.	17,091	585,196
Quest Diagnostics, Inc.	31,352	1,988,657
Tenet Healthcare Corp.*	82,873	519,614
UnitedHealth Group, Inc.	204,134	11,311,065
WellPoint, Inc.	64,568	3,745,590

		48,896,317

Health Care Technology 0.1%
Cerner Corp.*	28,827	2,231,498

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	88,448	3,223,045

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.*	6,258	$1,987,165
Darden Restaurants, Inc.	25,396	1,415,827
International Game Technology	52,201	683,311
Marriott International, Inc., Class A	49,775	1,946,203
McDonald’s Corp.	199,351	18,290,454
Starbucks Corp.	150,214	7,623,361
Starwood Hotels & Resorts Worldwide, Inc.	38,834	2,250,819
Wyndham Worldwide Corp.	28,489	1,495,103
Wynn Resorts Ltd.	15,682	1,810,330
Yum! Brands, Inc.	90,104	5,977,499

		46,703,117

Household Durables 0.3%
D.R. Horton, Inc.	54,718	1,129,380
Harman International Industries, Inc.	13,722	633,408
Leggett & Platt, Inc.	27,950	700,147
Lennar Corp., Class A(a)	32,203	1,119,698
Newell Rubbermaid, Inc.	56,621	1,080,895
PulteGroup, Inc.*	66,766	1,034,873
Whirlpool Corp.	15,306	1,269,020

		6,967,421

Household Products 2.2%
Clorox Co. (The)	25,604	1,844,768
Colgate-Palmolive Co.	88,122	9,448,441
Kimberly-Clark Corp.	78,047	6,694,872
Procter & Gamble Co. (The)	544,507	37,767,005

		55,755,086

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)*	122,743	1,346,491
NRG Energy, Inc.	44,828	958,871

		2,305,362

Industrial Conglomerates 2.5%
3M Co.	125,744	11,621,261
Danaher Corp.	115,442	6,366,626
General Electric Co.	2,087,455	47,406,103

		65,393,990

Information Technology Services 3.8%
Accenture PLC, Class A	125,760	8,806,973
Automatic Data Processing, Inc.	95,754	5,616,930
Cognizant Technology Solutions Corp., Class A*	59,028	4,127,238
Computer Sciences Corp.	30,760	990,780
Fidelity National Information Services, Inc.	49,444	1,543,642
Fiserv, Inc.*	26,853	1,987,927
International Business Machines Corp.	212,378	44,057,816
MasterCard, Inc., Class A	21,215	9,578,148
Paychex, Inc.	63,769	2,122,870
SAIC, Inc.	55,926	673,349
Teradata Corp.*	33,306	2,511,605
Total System Services, Inc.	32,030	759,111
Visa, Inc., Class A	103,320	13,873,810
Western Union Co. (The)	119,655	2,180,114

		98,830,313

Insurance 3.7%
ACE Ltd.	67,013	5,066,183
Aflac, Inc.	92,537	4,430,672
Allstate Corp. (The)	95,900	3,798,599
American International Group, Inc.*	230,515	7,558,587
Aon PLC	63,711	3,331,448
Assurant, Inc.	15,850	591,205
Berkshire Hathaway, Inc., Class B*	362,537	31,975,763
Chubb Corp. (The)	52,686	4,018,888
Cincinnati Financial Corp.	28,918	1,095,703
Genworth Financial, Inc., Class A*	97,873	511,876
Hartford Financial Services Group, Inc.	86,077	1,673,337
Lincoln National Corp.	55,733	1,348,181
Loews Corp.	61,737	2,547,269
Marsh & McLennan Cos., Inc.	107,530	3,648,493
MetLife, Inc.	209,954	7,235,015
Principal Financial Group, Inc.	54,846	1,477,551
Progressive Corp. (The)	110,800	2,297,992
Prudential Financial, Inc.	92,095	5,020,098
Torchmark Corp.	19,230	987,460
Travelers Cos., Inc. (The)	76,157	5,198,477
Unum Group	55,827	1,072,995
XL Group PLC	60,864	1,462,562

		96,348,354

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	71,493	18,182,100
Expedia, Inc.	18,479	1,068,825
Netflix, Inc.*(a)	10,823	589,204
priceline.com, Inc.*	9,848	6,093,253
TripAdvisor, Inc.*	21,607	711,519

		26,644,901

Internet Software & Services 2.2%
Akamai Technologies, Inc.*	34,989	1,338,679
eBay, Inc.*	229,258	11,098,380
Google, Inc., Class A*	52,369	39,512,411
VeriSign, Inc.*	30,847	1,501,940
Yahoo!, Inc.*	206,102	3,292,479

		56,743,889

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	22,777	869,398

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Leisure Equipment & Products (continued)
Mattel, Inc.	67,345	$2,389,401

		3,258,799

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	68,836	2,646,744
Life Technologies Corp.*	34,864	1,704,152
PerkinElmer, Inc.	22,499	663,046
Thermo Fisher Scientific, Inc.	72,237	4,249,703
Waters Corp.*	17,353	1,446,025

		10,709,670

Machinery 1.9%
Caterpillar, Inc.	129,133	11,110,603
Cummins, Inc.	35,010	3,228,272
Deere & Co.	77,618	6,402,709
Dover Corp.	36,107	2,148,005
Eaton Corp.(a)	66,701	3,152,289
Flowserve Corp.	10,098	1,289,919
Illinois Tool Works, Inc.	85,273	5,071,185
Ingersoll-Rand PLC	56,677	2,540,263
Joy Global, Inc.	20,898	1,171,542
PACCAR, Inc.	69,979	2,800,910
Pall Corp.	22,941	1,456,524
Parker Hannifin Corp.	29,485	2,464,356
Pentair, Inc.	19,755	874,159
Snap-on, Inc.	11,470	824,349
Stanley Black & Decker, Inc.	33,359	2,543,624
Xylem, Inc.	36,808	925,721

		48,004,430

Media 3.5%
Cablevision Systems Corp., Class A	42,534	674,164
CBS Corp. Non-Voting Shares, Class B	117,680	4,275,314
Comcast Corp., Class A	528,967	18,921,150
DIRECTV*	124,130	6,511,860
Discovery Communications, Inc., Class A*(a)	48,863	2,913,701
Gannett Co., Inc.	45,437	806,507
Interpublic Group of Cos., Inc. (The)	86,434	961,146
McGraw-Hill Cos., Inc. (The)	55,358	3,021,993
News Corp., Class A	402,512	9,873,619
Omnicom Group, Inc.	52,514	2,707,622
Scripps Networks Interactive, Inc., Class A	17,085	1,046,115
Time Warner Cable, Inc.	60,570	5,757,784
Time Warner, Inc.	187,655	8,506,401
Viacom, Inc., Class B	93,598	5,015,917
Walt Disney Co. (The)	354,699	18,543,664
Washington Post Co. (The), Class B(a)	917	332,898

		89,869,855

Metals & Mining 0.8%
Alcoa, Inc.	210,707	$1,864,757
Allegheny Technologies, Inc.	21,286	679,023
Cliffs Natural Resources, Inc.(a)	28,176	1,102,527
Freeport-McMoRan Copper & Gold, Inc.	187,621	7,426,039
Newmont Mining Corp.	98,058	5,492,229
Nucor Corp.	62,710	2,399,285
Titanium Metals Corp.(a)	15,738	201,918
United States Steel Corp.(a)	28,748	548,224

		19,714,002

Multiline Retail 0.8%
Big Lots, Inc.*	11,776	348,334
Dollar Tree, Inc.*	45,601	2,201,388
Family Dollar Stores, Inc.	19,177	1,271,435
J.C. Penney Co., Inc.(a)	28,392	689,642
Kohl’s Corp.	42,655	2,184,789
Macy’s, Inc.	79,581	2,993,837
Nordstrom, Inc.	30,201	1,666,491
Target Corp.	129,442	8,215,684

		19,571,600

Multi-Utilities 1.2%
Ameren Corp.	47,905	1,565,056
CenterPoint Energy, Inc.	84,395	1,797,613
CMS Energy Corp.	52,298	1,231,618
Consolidated Edison, Inc.	57,871	3,465,894
Dominion Resources, Inc.	113,315	5,998,896
DTE Energy Co.	33,921	2,033,225
Integrys Energy Group, Inc.	15,434	805,655
NiSource, Inc.	56,245	1,433,123
PG&E Corp.	84,265	3,595,587
Public Service Enterprise Group, Inc.	99,959	3,216,681
SCANA Corp.(a)	25,915	1,250,917
Sempra Energy	44,441	2,866,000
TECO Energy, Inc.	40,251	714,053
Wisconsin Energy Corp.	45,504	1,714,136

		31,688,454

Office Electronics 0.1%
Xerox Corp.	258,442	1,896,964

Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc.*	44,056	289,448
Anadarko Petroleum Corp.	98,761	6,905,369
Apache Corp.	77,323	6,686,120
Cabot Oil & Gas Corp.	41,469	1,861,958
Chesapeake Energy Corp.(a)	102,613	1,936,307
Chevron Corp.	387,910	45,214,790
ConocoPhillips	240,124	13,730,290
CONSOL Energy, Inc.	44,937	1,350,357
Denbury Resources, Inc.*	77,216	1,247,811
Devon Energy Corp.	74,374	4,499,627

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	53,368	$5,979,884
EQT Corp.	29,539	1,742,801
Exxon Mobil Corp.	912,577	83,455,167
Hess Corp.	58,742	3,155,620
Kinder Morgan, Inc.	112,725	4,003,992
Marathon Oil Corp.	139,313	4,119,485
Marathon Petroleum Corp.	66,843	3,648,959
Murphy Oil Corp.	36,486	1,958,933
Newfield Exploration Co.*	26,525	830,763
Noble Energy, Inc.	35,136	3,257,459
Occidental Petroleum Corp.	160,108	13,778,895
Peabody Energy Corp.	53,070	1,182,930
Phillips 66	123,900	5,745,243
Pioneer Natural Resources Co.(a)	24,306	2,537,546
QEP Resources, Inc.	35,307	1,117,820
Range Resources Corp.	32,094	2,242,408
Southwestern Energy Co.*	68,774	2,391,960
Spectra Energy Corp.	129,004	3,787,557
Sunoco, Inc.	20,683	968,585
Tesoro Corp.	27,408	1,148,395
Valero Energy Corp.	108,989	3,452,772
Williams Cos., Inc. (The)	123,794	4,329,076
WPX Energy, Inc.*	39,567	656,417

		239,214,744

Paper & Forest Products 0.2%
International Paper Co.	86,402	3,138,121
MeadWestvaco Corp.	34,254	1,048,172

		4,186,293

Personal Products 0.2%
Avon Products, Inc.	85,291	1,360,391
Estee Lauder Cos., Inc. (The), Class A	47,428	2,920,142

		4,280,533

Pharmaceuticals 6.1%
Abbott Laboratories(b)	310,237	21,269,849
Allergan, Inc.	60,778	5,566,049
Bristol-Myers Squibb Co.	331,889	11,201,254
Eli Lilly & Co.	201,848	9,569,614
Forest Laboratories, Inc.*	46,226	1,646,108
Hospira, Inc.*	32,584	1,069,407
Johnson & Johnson(a)	545,054	37,559,671
Merck & Co., Inc.	602,093	27,154,394
Mylan, Inc.*	80,160	1,955,904
Perrigo Co.	17,377	2,018,686
Pfizer, Inc.	1,476,676	36,695,398
Watson Pharmaceuticals, Inc.*	25,211	2,146,969

		157,853,303

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	8,770	698,267
Equifax, Inc.	23,511	1,095,142
Robert Half International, Inc.	27,877	742,365

		2,535,774

Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	78,096	5,575,273
Apartment Investment & Management Co., Class A	28,697	745,835
AvalonBay Communities, Inc.	19,145	2,603,529
Boston Properties, Inc.	29,789	3,294,961
Equity Residential	59,477	3,421,712
HCP, Inc.	84,873	3,775,151
Health Care REIT, Inc.	50,324	2,906,211
Host Hotels & Resorts, Inc.	142,736	2,290,913
Kimco Realty Corp.	80,356	1,628,816
Plum Creek Timber Co., Inc.	31,886	1,397,882
Prologis, Inc.	91,021	3,188,466
Public Storage	28,478	3,963,283
Simon Property Group, Inc.	59,970	9,104,046
Ventas, Inc.	58,397	3,635,213
Vornado Realty Trust	33,430	2,709,501
Weyerhaeuser Co.	106,240	2,777,114

		53,017,906

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	59,700	1,099,077

Road & Rail 0.8%
CSX Corp.	205,520	4,264,540
Norfolk Southern Corp.	63,171	4,019,571
Ryder System, Inc.	10,208	398,725
Union Pacific Corp.	93,619	11,112,575

		19,795,411

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*(a)	118,317	398,728
Altera Corp.	63,380	2,153,969
Analog Devices, Inc.	59,044	2,313,934
Applied Materials, Inc.	244,661	2,731,640
Broadcom Corp., Class A*	101,619	3,513,985
First Solar, Inc.*(a)	12,078	267,467
Intel Corp.	989,034	22,431,291
KLA-Tencor Corp.	32,963	1,572,500
Lam Research Corp.*	36,047	1,145,754
Linear Technology Corp.	45,463	1,447,997
LSI Corp.*	111,134	767,936
Microchip Technology, Inc.(a)	38,238	1,251,912
Micron Technology, Inc.*	200,844	1,202,051
NVIDIA Corp.*	122,318	1,631,722
Teradyne, Inc.*	37,135	528,060
Texas Instruments, Inc.	224,868	6,195,114
Xilinx, Inc.	51,948	1,735,583

		51,289,643

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Software 3.5%
Adobe Systems, Inc.*	97,295	$3,158,196
Autodesk, Inc.*	44,870	1,497,312
BMC Software, Inc.*	29,005	1,203,417
CA, Inc.	67,695	1,744,162
Citrix Systems, Inc.*	36,938	2,828,343
Electronic Arts, Inc.*	62,855	797,630
Intuit, Inc.	54,577	3,213,494
Microsoft Corp.	1,491,637	44,420,950
Oracle Corp.	752,936	23,709,954
Red Hat, Inc.*	38,126	2,170,894
Salesforce.com, Inc.*	25,283	3,860,461
Symantec Corp.*	138,978	2,501,604

		91,106,417

Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A	16,344	554,388
AutoNation, Inc.*(a)	8,116	354,426
AutoZone, Inc.*	7,395	2,733,710
Bed Bath & Beyond, Inc.*	45,867	2,889,621
Best Buy Co., Inc.	52,583	903,902
CarMax, Inc.*	45,079	1,275,736
GameStop Corp., Class A(a)	25,136	527,856
Gap, Inc. (The)	58,952	2,109,302
Home Depot, Inc. (The)	298,031	17,992,131
Limited Brands, Inc.	47,167	2,323,446
Lowe’s Cos., Inc.	225,497	6,819,029
O’Reilly Automotive, Inc.*	23,479	1,963,314
Ross Stores, Inc.	44,258	2,859,067
Staples, Inc.(a)	134,561	1,550,143
Tiffany & Co.	23,535	1,456,346
TJX Cos., Inc.	145,485	6,516,273
Urban Outfitters, Inc.*	21,978	825,494

		53,654,184

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	56,348	3,156,615
Fossil, Inc.*	10,803	915,014
NIKE, Inc., Class B	72,663	6,896,445
Ralph Lauren Corp.	12,075	1,826,102
VF Corp.	17,369	2,767,924

		15,562,100

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	93,974	748,033
People’s United Financial, Inc.	69,350	841,909

		1,589,942

Tobacco 1.9%
Altria Group, Inc.	401,840	13,417,437
Lorillard, Inc.	25,806	3,005,109
Philip Morris International, Inc.	333,255	29,972,955
Reynolds American, Inc.	64,699	2,804,055

		49,199,556

Trading Companies & Distributors 0.2%
Fastenal Co.	53,282	2,290,593
W.W. Grainger, Inc.	11,912	2,482,104

		4,772,697

Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	57,903	3,711,582
MetroPCS Communications, Inc.*	62,313	729,685
Sprint Nextel Corp.*	592,784	3,272,168

		7,713,435

Total Common Stocks (cost $2,261,911,679)		2,546,956,677

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (c)	36,582,733	$36,582,733

Total Mutual Fund (cost $36,582,733)		36,582,733

Repurchase Agreements 1.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $22,634,009, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $23,086,394. (d)	$22,633,575	$22,633,575
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $15,000,288, collateralized by U.S. Government Agency Mortgage Securities, 0.00%, maturing 03/15/18 - 05/04/37; total market value $15,300,125. (d)	15,000,000	15,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

Repurchase Agreements (continued)
Market Value
Total Repurchase Agreements (cost $37,633,575)	$37,633,575

Total Investments (cost $2,336,127,987) (e) — 101.5%	2,621,172,985
Liabilities in excess of other assets — (1.5%)	(38,678,935)

NET ASSETS — 100.0%	$2,582,494,050

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $36,525,407.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $37,633,575.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $2,401,202,298, tax unrealized appreciation and depreciation were $506,173,949 and $(286,203,262), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2012, the Fund’s open futures contracts were as follows:
Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
537	E-Mini S&P 500	12/21/12	$38,508,270	$144,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,546,956,677	$—	$—	$2,546,956,677
Futures Contracts	144,112	—	—	144,112
Mutual Fund	36,582,733	—	—	36,582,733
Repurchase Agreements	—	37,633,575	—	37,633,575

Total	$2,583,683,522	$37,633,575	$—	$2,621,317,097

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2011

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$144,112

Total		$144,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 0.9%

	Principal Amount	Market Value
Automobiles 0.9%
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.20%, 09/16/19(a)	$3,000,000	$3,020,373
First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.47%, 05/15/18(a)	10,000,000	10,022,430

		13,042,803

Student Loan 0.0%†
Access Group, Inc., Series 2002-1, Class A2, 0.55%, 09/25/25(b)	130,694	130,355

Total Asset-Backed Securities (cost $13,127,160)		13,173,158

Collateralized Mortgage Obligations 4.9%

	Principal Amount	Market Value
Banc of America Mortgage Securities, Inc., Series 2004-6, Class 1A3, 5.50%, 05/25/34	$15,300,128	$15,971,758
Federal Home Loan Mortgage Corp. REMICS Series 3640, Class EL, 4.00%, 03/15/20	2,430,159	2,556,150
Series 3728, Class EA, 3.50%, 09/15/20	2,355,642	2,405,986
Series 3563, Class BA, 4.00%, 06/15/22	566,073	571,116
Series 3609, Class JA, 4.00%, 06/15/23	5,930,461	6,073,242
Series 3614, Class QA, 4.00%, 05/15/24	10,445,691	10,901,812
Series 3827, Class UA, 3.50%, 03/15/26	8,179,285	8,303,002
Series 3616, Class PA, 4.50%, 11/15/39	2,317,815	2,468,899
Federal National Mortgage Association REMICS, Series 2010-135, Class FP, 0.62%, 12/25/40(b)	11,356,879	11,396,230
Government National Mortgage Association Series 2009-22, Class AG, 4.00%, 10/16/32	1,987,091	2,010,574
Series 2010-29, Class BA, 4.50%, 04/20/36	1,886,050	1,947,220
GSAA Trust, Series 2004-NC1, Class AF6, 4.76%, 11/25/33(c)	506,640	511,418
Residential Accredit Loans, Inc., Series 2003-QS20, Class CB, 5.00%, 11/25/18	3,715,354	3,816,059

Total Collateralized Mortgage Obligations (cost $68,905,797)		68,933,466

Commercial Mortgage Backed Securities 6.2%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 5.36%, 09/10/47(b)	$10,015,000	$11,279,774
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.19%, 05/11/39(b)	4,115,742	4,243,458
Series 2004-T16, Class A6, 4.75%, 02/13/46(b)	9,735,000	10,442,014
Series 2005-T18, Class A4, 4.93%, 02/13/42(b)	4,000,000	4,374,740
Series 2006-PW12, Class A4, 5.89%, 09/11/38(b)	1,730,000	1,990,047
Series 2006-T22, Class AAB, 5.71%, 04/12/38(b)	345,231	356,425
Series 2007-T28, Class A2, 5.59%, 09/11/42	141,922	141,881
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46(a)	4,834,141	5,255,176
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3 4.58%, 06/10/48	469,025	475,871
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 5.40%, 08/10/38(b)	9,217,000	9,868,430
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3A, 4.68%, 07/15/42	5,027,284	5,098,435
Series 2006-LDP6, Class ASB, 5.49%, 04/15/43(b)	643,171	678,976
Series 2006-LDP7, Class ASB, 6.06%, 04/15/45(b)	1,487,295	1,579,603
Series 2011-C4, Class A2, 3.34%, 07/15/46(a)	1,000,000	1,076,158
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A3, 5.30%, 06/15/29(b)	351,647	354,337
Series 2007-C6, Class A2, 5.85%, 07/15/40	360,758	371,436

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4 4.75%, 06/12/43(b)	$10,026,000	$10,986,010
Morgan Stanley Capital I Series 2004-IQ8, Class A5, 5.11%, 06/15/40(b)	6,925,081	7,304,194
Series 2004-T13, Class A4, 4.66%, 09/13/45	1,000,000	1,038,723
Series 2005-HQ5, Class A4, 5.17%, 01/14/42	725,000	783,577
Series 2005-IQ9, Class A3, 4.54%, 07/15/56	572,586	580,115
Series 2005-T19, Class AAB, 4.85%, 06/12/47	61,629	63,727
Series 2006-HQ9, Class A3, 5.71%, 07/12/44	3,119,691	3,180,307
Series 2008-T29, Class A3, 6.46%, 01/11/43(b)	137,000	145,642
Series 2011-C1, Class A2, 3.88%, 09/15/47(a)	5,000,000	5,445,315
Morgan Stanley Dean Witter Capital I, Series 2003-TOP9, Class A2 4.74%, 11/13/36	979,267	983,122

Total Commercial Mortgage Backed Securities (cost $87,409,576)		88,097,493

Corporate Bonds 63.4%

	Principal Amount	Market Value
Aerospace & Defense 1.7%
L-3 Communications Corp., 3.95%, 11/15/16	$13,000,000	$14,124,513
Northrop Grumman Corp., 1.85%, 11/15/15	5,000,000	5,144,395
United Technologies Corp., 0.92%, 06/01/15(b)	5,000,000	5,060,405

		24,329,313

Airlines 0.7%
Continental Airlines Pass Through Trust, Series 2006-1, Class G, 0.77%, 06/02/15(b)	10,530,099	10,319,497

Auto Components 0.2%
BorgWarner, Inc., 5.75%, 11/01/16	3,000,000	3,424,221

Automobiles 2.1%
Daimler Finance North America LLC 1.60%, 09/13/13(a)(b)	$10,000,000	$10,070,090
1.24%, 04/10/14(a)(b)	4,000,000	4,013,944
Volkswagen International Finance NV, 1.13%, 03/21/14(a)(b)	15,000,000	15,080,235

		29,164,269

Beverages 0.7%
Molson Coors Brewing Co., 2.00%, 05/01/17	4,000,000	4,118,264
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	5,000,000	5,117,385
SABMiller PLC, 5.70%, 01/15/14(a)	750,000	794,725

		10,030,374

Biotechnology 2.0%
Amgen, Inc., 1.88%, 11/15/14	10,000,000	10,265,610
Celgene Corp., 2.45%, 10/15/15	10,750,000	11,143,203
Genentech, Inc., 4.75%, 07/15/15	5,930,000	6,598,097

		28,006,910

Capital Markets 0.8%
FMR LLC, 4.75%, 03/01/13(a)	3,375,000	3,425,973
Morgan Stanley, 4.75%, 04/01/14	8,000,000	8,281,520

		11,707,493

Chemicals 0.8%
Cytec Industries, Inc., 6.00%, 10/01/15	10,000,000	10,925,660

Commercial Banks 6.6%
Bank of America NA 6.00%, 06/15/16	10,000,000	11,344,530
5.30%, 03/15/17	5,000,000	5,552,220
CoBank, ACB 7.88%, 04/16/18(a)	3,000,000	3,755,280
0.99%, 06/15/22(a)(b)	8,635,000	7,052,351
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	1,100,000	1,167,551
HSBC USA, Inc., 2.38%, 02/13/15	6,000,000	6,176,640
ING Bank NV, 5.13%, 05/01/15(a)	14,495,000	15,067,466
JPMorgan Chase Bank NA, 0.73%, 06/13/16(b)	5,000,000	4,818,890
National City Bank, 0.74%, 12/15/16(b)	10,432,000	10,029,408
Standard Chartered PLC, 3.85%, 04/27/15(a)	7,000,000	7,383,950
SunTrust Bank, 0.72%, 08/24/15(b)	$5,000,000	$4,823,405
Union Bank NA, 5.95%, 05/11/16	9,500,000	10,851,584
UnionBanCal Corp., 5.25%, 12/16/13	1,075,000	1,122,981
Wachovia Corp., 0.79%, 10/28/15(b)	5,000,000	4,901,430

		94,047,686

Commercial Services & Supplies 0.6%
Waste Management, Inc., 6.38%, 03/11/15	7,321,000	8,236,784

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Computers & Peripherals 0.9%
Hewlett-Packard Co. 2.35%, 03/15/15	$6,000,000	$6,113,772
2.20%, 12/01/15	2,000,000	2,033,230
3.30%, 12/09/16	5,000,000	5,212,045

		13,359,047

Consumer Finance 2.3%
American Honda Finance Corp. 6.70%, 10/01/13(a)	1,000,000	1,060,628
2.50%, 09/21/15(a)	4,200,000	4,363,896
Hyundai Capital America, 1.63%, 10/02/15(a)	8,000,000	8,003,960
Toyota Motor Credit Corp. 1.00%, 02/17/15	6,000,000	6,064,962
3.20%, 06/17/15	7,035,000	7,505,888
0.88%, 07/17/15	5,000,000	5,024,390

		32,023,724

Diversified Financial Services 6.1%
Ameritech Capital Funding Corp., 9.10%, 06/01/16	7,510,400	8,796,023
Caterpillar Financial Services Corp., 1.13%, 12/15/14	10,000,000	10,132,150
Citigroup, Inc. 6.50%, 08/19/13	3,000,000	3,149,094
6.00%, 12/13/13	6,000,000	6,363,384
4.45%, 01/10/17	3,300,000	3,624,647
General Electric Capital Corp. Series A, 0.65%, 09/15/14(b)	4,500,000	4,475,759
0.66%, 01/08/16(b)	5,000,000	4,896,075
0.60%, 02/15/17(b)	5,000,000	4,804,095
Harley-Davidson Financial Services, Inc. 3.88%, 03/15/16(a)	10,470,000	11,225,473
2.70%, 03/15/17(a)	3,000,000	3,105,570
Harley-Davidson Funding Corp., 5.75%, 12/15/14(a)	3,385,000	3,689,704
Hyundai Capital Services, Inc. 6.00%, 05/05/15(a)	6,590,000	7,252,051
4.38%, 07/27/16(a)	2,400,000	2,587,104
JPMorgan Chase & Co., 5.25%, 05/01/15	7,000,000	7,650,426
USAA Capital Corp., 1.05%, 09/30/14(a)	5,000,000	5,032,570

		86,784,125

Diversified Telecommunication Services 0.3%
Verizon New England, Inc., Series C, 4.75%, 10/01/13	3,495,000	3,638,949

Electric Utilities 2.3%
DTE Energy Co. 1.12%, 06/03/13(b)	10,000,000	10,028,150
7.63%, 05/15/14	5,000,000	5,532,385
ITC Holdings Corp., 5.25%, 07/15/13(a)	2,000,000	2,053,200
PSEG Power LLC, 2.75%, 09/15/16	7,000,000	7,276,339
Trans-Allegheny Interstate Line Co., 4.00%, 01/15/15(a)	7,000,000	7,333,529

		32,223,603

Electrical Equipment 1.0%
Thermo Fisher Scientific, Inc. 5.00%, 06/01/15	8,000,000	8,836,368
1.85%, 01/15/18	5,000,000	5,082,950

		13,919,318

Food & Staples Retailing 0.5%
Safeway, Inc., 6.25%, 03/15/14	6,525,000	6,974,683

Food Products 1.1%
Kraft Foods Group, Inc., 1.63%, 06/04/15(a)	15,000,000	15,227,175

Gas Utilities 3.0%
Enbridge Energy Partners LP, 5.88%, 12/15/16	5,250,000	6,155,205
Energy Transfer Partners LP 6.00%, 07/01/13	6,000,000	6,211,944
8.50%, 04/15/14	1,604,000	1,767,343
5.95%, 02/01/15	6,345,000	6,965,681
Enterprise Products Operating LLC, 3.70%, 06/01/15	5,000,000	5,345,675
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	5,000,000	5,360,275
Sempra Energy, 1.15%, 03/15/14(b)	8,000,000	8,035,296
Sunoco Logistics Partners Operations LP 8.75%, 02/15/14	365,000	398,245
6.13%, 05/15/16	2,000,000	2,255,654

		42,495,318

Health Care Providers & Services 4.0%
Aristotle Holding, Inc. 2.75%, 11/21/14(a)	3,000,000	3,115,050
2.10%, 02/12/15(a)	2,000,000	2,051,706
3.50%, 11/15/16(a)	5,000,000	5,405,620
CareFusion Corp., 5.13%, 08/01/14	12,049,000	12,880,827
Express Scripts, Inc., 3.13%, 05/15/16	10,000,000	10,663,850
Hospira, Inc. 6.40%, 05/15/15	2,125,000	2,373,240
6.05%, 03/30/17	10,356,000	11,974,560
Quest Diagnostics, Inc., 1.22%, 03/24/14(b)	8,000,000	8,057,720

		56,522,573

Industrial Conglomerates 0.4%
Tyco Electronics Group SA, 5.95%, 01/15/14	5,065,000	5,398,657

Insurance 3.1%
Berkshire Hathaway, Inc., 1.13%, 08/15/14(b)	10,000,000	10,121,940
MetLife Institutional Funding II, 1.63%, 04/02/15(a)	5,000,000	5,074,645
MetLife, Inc. 5.00%, 06/15/15	2,000,000	2,220,604
6.75%, 06/01/16	2,000,000	2,393,834
Metropolitan Life Global Funding I, 2.00%, 01/09/15(a)	6,000,000	6,135,462
Principal Life Income Funding Trusts, 5.30%, 12/14/12	750,000	757,342

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Prudential Financial, Inc. 2.75%, 01/14/13	$7,000,000	$7,045,318
5.15%, 01/15/13	5,000,000	5,066,140
Travelers Cos., Inc. (The), 5.50%, 12/01/15	4,010,000	4,568,986

		43,384,271

Media 3.6%
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	547,000	566,438
Comcast Corp. 5.30%, 01/15/14	5,000,000	5,295,270
5.85%, 11/15/15	7,000,000	8,044,267
Cox Communications, Inc., 7.25%, 11/15/15	6,770,000	7,818,971
DIRECTV Holdings LLC, 3.55%, 03/15/15	7,480,000	7,922,135
Discovery Communications LLC, 3.70%, 06/01/15	10,000,000	10,696,810
TCI Communications, Inc., 8.75%, 08/01/15	2,000,000	2,418,040
Time Warner Cable, Inc., 8.25%, 02/14/14	750,000	825,413
Time Warner, Inc., 3.15%, 07/15/15	5,250,000	5,602,690
Viacom, Inc., 4.25%, 09/15/15	1,140,000	1,245,409

		50,435,443

Metals & Mining 3.7%
Anglo American Capital PLC, 9.38%, 04/08/14(a)	13,300,000	14,842,800
ArcelorMittal 9.00%, 02/15/15	3,000,000	3,300,000
4.00%, 03/01/16	5,030,000	4,966,723
Barrick International Barbados Corp., 5.75%, 10/15/16(a)	8,000,000	9,260,496
Kinross Gold Corp., 3.63%, 09/01/16	10,000,000	10,095,420
Xstrata Canada Financial Corp. 2.85%, 11/10/14(a)	5,000,000	5,140,205
3.60%, 01/15/17(a)	5,000,000	5,229,835

		52,835,479

Office Electronics 1.0%
Xerox Corp. 1.26%, 05/16/14(b)	7,500,000	7,489,455
6.40%, 03/15/16	5,500,000	6,290,531

		13,779,986

Oil, Gas & Consumable Fuels 4.9%
Anadarko Petroleum Corp. 5.95%, 09/15/16	13,000,000	15,063,074
6.38%, 09/15/17	3,000,000	3,616,854
BG Energy Capital PLC, 2.88%, 10/15/16(a)	5,000,000	5,303,995
BP Capital Markets PLC 3.13%, 10/01/15	5,000,000	5,338,990
3.20%, 03/11/16	10,000,000	10,734,100
Nexen, Inc., 5.65%, 05/15/17	2,000,000	2,277,704
Rowan Cos., Inc., 5.00%, 09/01/17	6,465,000	7,131,328
Transocean, Inc. 5.05%, 12/15/16	10,000,000	11,174,570
6.00%, 03/15/18	6,905,000	8,063,183

		68,703,798

Pharmaceuticals 0.7%
Watson Pharmaceuticals, Inc., 5.00%, 08/15/14	9,384,000	10,069,098

Real Estate Investment Trusts (REITs) 2.1%
CommonWealth REIT 6.40%, 02/15/15	5,000,000	5,342,990
6.25%, 08/15/16	1,500,000	1,639,734
6.25%, 06/15/17	3,500,000	3,813,866
Highwoods Realty LP, 5.85%, 03/15/17	5,200,000	5,707,951
UDR, Inc., 5.25%, 01/15/15	5,000,000	5,400,660
WEA Finance LLC/WT Finance Aust Pty Ltd. 7.50%, 06/02/14(a)	3,340,000	3,680,263
5.75%, 09/02/15(a)	3,120,000	3,462,819

		29,048,283

Road & Rail 1.8%
ERAC USA Finance LLC 2.25%, 01/10/14(a)	10,425,000	10,559,764
5.60%, 05/01/15(a)	1,225,000	1,345,369
2.75%, 03/15/17(a)	3,000,000	3,089,895
6.38%, 10/15/17(a)	1,505,000	1,797,906
Federal Express Corp. 1993 Pass Through Trust Series B2, 7.63%, 01/01/15	3,224,163	3,460,019
Series A2, 8.76%, 05/22/15	3,200,378	3,432,405
Series C2, 7.96%, 03/28/17	1,448,255	1,625,667
Federal Express Corp. 1998 Pass Through Trust, Series 981A, 6.72%, 07/15/23	738,110	885,732

		26,196,757

Thrifts & Mortgage Finance 2.1%
Federal Agricultural Mortgage Corp., 1.25%, 12/06/13	5,000,000	5,054,220
Santander Holdings USA, Inc., 4.63%, 04/19/16	9,000,000	9,428,553
U.S. Central Federal Credit Union, 1.90%, 10/19/12	15,000,000	15,011,850

		29,494,623

Tobacco 2.2%
Lorillard Tobacco Co., 3.50%, 08/04/16	15,700,000	16,617,665
Reynolds American, Inc. 7.25%, 06/01/13	8,000,000	8,331,768
7.30%, 07/15/15	2,814,000	3,235,700
7.63%, 06/01/16	3,000,000	3,614,940

		31,800,073

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Wireless Telecommunication Services 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	$1,000,000	$1,074,575

Total Corporate Bonds (cost $876,093,027)		895,581,765

Municipal Bond 0.6%

	Principal Amount	Market Value
Illinois 0.6%
State of Illinois, 4.51%, 03/01/15	$8,000,000	$8,482,080

Total Municipal Bond (cost $8,000,000)		8,482,080

U.S. Government Mortgage Backed Agencies 0.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1Q0648 2.57%, 06/01/37(b)	$3,099,347	$3,325,791
Pool# 1B3601 2.82%, 10/01/37(b)	782,277	832,185
Federal National Mortgage Association Pool
Pool# 747271 2.96%, 07/01/34(b)	2,799,974	3,011,709
Pool# 886345 6.28%, 08/01/36(b)	1,353,414	1,481,786
Pool# 893776 5.94%, 09/01/36(b)	1,327,100	1,446,807
Pool# 949691 6.29%, 09/01/37(b)	1,151,020	1,261,110

Total U.S. Government Mortgage Backed Agencies (cost $10,900,329)		11,359,388

U.S. Government Sponsored & Agency Obligations 11.8%

	Principal Amount	Market Value
Federal Home Loan Banks 1.75%, 03/08/13	$15,000,000	$15,096,210
3.13%, 12/13/13	5,000,000	5,173,560
2.38%, 03/14/14	15,000,000	15,462,705
2.50%, 06/13/14	10,000,000	10,379,290
Federal Home Loan Mortgage Corp. 0.75%, 12/28/12	48,000,000	48,068,400
0.50%, 10/15/13	15,000,000	15,044,400
1.00%, 08/20/14	51,000,000	51,625,464
New Valley Generation II Pass Through Trust 5.57%, 05/01/20	4,559,349	5,311,642

Total U.S. Government Sponsored & Agency Obligations (cost $165,118,872)		166,161,671

U.S. Treasury Notes 7.1%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 04/30/14	$80,000,000	$80,021,840
0.25%, 06/30/14	20,000,000	20,003,900

Total U.S. Treasury Notes (cost $99,972,508)		100,025,740

Yankee Dollars 3.0%

	Principal Amount	Market Value
Energy Equipment & Services 0.9%
Weatherford International Ltd. 5.15%, 03/15/13	$4,000,000	$4,072,124
4.95%, 10/15/13	1,000,000	1,038,708
5.50%, 02/15/16	7,000,000	7,673,323

		12,784,155

Metals & Mining 1.0%
Teck Resources Ltd., 5.38%, 10/01/15	8,820,000	9,746,603

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

Yankee Dollars (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
Xstrata Canada Corp., 6.00%, 10/15/15	$3,650,000	$4,065,271

		13,811,874

Oil, Gas & Consumable Fuels 0.8%
Noble Holding International Ltd., 3.45%, 08/01/15	11,000,000	11,636,130

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance III BV, 0.88%, 03/21/14(b)	4,300,000	4,322,760

Total Yankee Dollars (cost $41,586,289)		42,554,919

Mutual Fund 1.2%

	Shares	Market Value
Money Market Fund 1.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (d)	17,208,383	$17,208,383

Total Mutual Fund (cost $17,208,383)		17,208,383

Total Investments (cost $1,388,321,941) (e) — 99.9%		1,411,578,063
Other assets in excess of liabilities — 0.1%		1,908,176

NET ASSETS — 100.0%		$1,413,486,239

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $253,011,541 which represents 17.90% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2012. The maturity date represents the actual maturity date.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2012.
(d)	Represents 7-day effective yield as of September 30, 2012.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $1,388,323,489, tax unrealized appreciation and depreciation were $24,591,579 and $(1,337,005), respectively.
†	Amount rounds to less than 0.1%.

BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$13,173,158	$—	$13,173,158
Collateralized Mortgage Obligations	—	68,933,466	—	68,933,466
Commercial Mortgage Backed Securities	—	88,097,493	—	88,097,493
Corporate Bonds	—	895,581,765	—	895,581,765
Municipal Bond	—	8,482,080	—	8,482,080
Mutual Fund	17,208,383	—	—	17,208,383
U.S. Government Mortgage Backed Agencies	—	11,359,388	—	11,359,388
U.S. Government Sponsored & Agency Obligations	—	166,161,671	—	166,161,671
U.S. Treasury Notes	—	100,025,740	—	100,025,740
Yankee Dollars	—	42,554,919	—	42,554,919

Total	$17,208,383	$1,394,369,680	$—	$1,411,578,063

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 98.2%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	14,307	$234,921
Aerovironment, Inc.*	6,185	145,162
American Science & Engineering, Inc.	2,984	195,780
API Technologies Corp.*(a)	9,134	26,215
Astronics Corp.*	3,736	115,069
Ceradyne, Inc.	8,544	208,730
CPI Aerostructures, Inc.*	2,157	23,382
Cubic Corp.	5,594	280,036
Curtiss-Wright Corp.	16,556	541,381
DigitalGlobe, Inc.*(a)	12,877	262,562
Esterline Technologies Corp.*	10,824	607,659
GenCorp, Inc.*(a)	21,196	201,150
GeoEye, Inc.*	5,356	141,559
HEICO Corp.	18,641	721,220
Hexcel Corp.*	35,216	845,888
KEYW Holding Corp. (The)*(a)	6,720	84,000
Kratos Defense & Security Solutions, Inc.*(a)	14,392	84,049
LMI Aerospace, Inc.*	3,279	67,023
Moog, Inc., Class A*	15,944	603,799
National Presto Industries, Inc.(a)	1,695	123,532
Orbital Sciences Corp.*	20,818	303,110
SIFCO Industries, Inc.	760	13,832
Sypris Solutions, Inc.	3,841	27,425
Taser International, Inc.*	19,974	120,443
Teledyne Technologies, Inc.*	13,001	824,134

		6,802,061

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	18,725	82,390
Atlas Air Worldwide Holdings, Inc.*	9,347	482,586
Echo Global Logistics, Inc.*(a)	5,326	91,341
Forward Air Corp.	10,245	311,550
Hub Group, Inc., Class A*	13,117	389,312
Pacer International, Inc.*	12,763	50,797
Park-Ohio Holdings Corp.*	3,068	66,484
XPO Logistics, Inc.*(a)	6,362	77,871

		1,552,331

Airlines 0.6%
Alaska Air Group, Inc.*	25,108	880,286
Allegiant Travel Co.*	5,294	335,428
Hawaiian Holdings, Inc.*	18,315	102,381
JetBlue Airways Corp.*	82,569	395,506
Republic Airways Holdings, Inc.*	16,951	78,483
SkyWest, Inc.	17,818	184,060
Spirit Airlines, Inc.*	14,777	252,391
US Airways Group, Inc.*(a)	57,445	600,875

		2,829,410

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	23,730	267,437
Cooper Tire & Rubber Co.	22,014	422,228
Dana Holding Corp.	52,150	641,445
Dorman Products, Inc.*	8,641	272,278
Drew Industries, Inc.*	6,787	205,035
Exide Technologies*	27,968	86,701
Federal-Mogul Corp.*	6,199	56,721
Fuel Systems Solutions, Inc.*	5,230	89,904
Gentherm, Inc.*	10,532	131,018
Modine Manufacturing Co.*	16,272	120,087
Shiloh Industries, Inc.	1,994	22,373
Spartan Motors, Inc.	11,799	58,995
Standard Motor Products, Inc.	6,984	128,645
Stoneridge, Inc.*	10,003	49,715
Superior Industries International, Inc.	8,154	139,352
Tenneco, Inc.*	21,427	599,956
Tower International, Inc.*	2,122	16,361

		3,308,251

Automobiles 0.0%†
Winnebago Industries, Inc.*	10,395	131,289

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	2,765	309,597
Central European Distribution Corp.*	23,383	66,642
Coca-Cola Bottling Co. Consolidated	1,689	115,021
Craft Brew Alliance, Inc.*	3,890	30,536
National Beverage Corp.*	3,983	60,382

		582,178

Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*	20,545	213,873
Acorda Therapeutics, Inc.*	14,223	364,251
Aegerion Pharmaceuticals, Inc.*	8,479	125,659
Affymax, Inc.*	12,885	271,358
Agenus, Inc.*(a)	8,248	38,023
Alkermes PLC*	43,318	898,849
Allos Therapeutics, Inc.*(b)	27,428	0
Alnylam Pharmaceuticals, Inc.*(a)	16,492	309,885
AMAG Pharmaceuticals, Inc.*	7,614	135,072
Amicus Therapeutics, Inc.*	10,818	56,254
Anacor Pharmaceuticals, Inc.*	5,280	34,742
Arena Pharmaceuticals, Inc.*(a)	76,820	639,142
Arqule, Inc.*	20,985	107,233
Array BioPharma, Inc.*	31,919	187,045
Astex Pharmaceuticals, Inc.*	33,063	101,503
AVEO Pharmaceuticals, Inc.*(a)	13,844	144,116
BioCryst Pharmaceuticals, Inc.*(a)	17,643	74,806
Biospecifics Technologies Corp.*(a)	1,765	34,276
Biotime, Inc.*(a)	11,048	46,402
Celldex Therapeutics, Inc.*	20,983	132,193
Cepheid, Inc.*	23,211	801,012
ChemoCentryx, Inc.*	1,939	22,551
Clovis Oncology, Inc.*(a)	4,873	99,653
Codexis, Inc.*(a)	9,182	27,821
Coronado Biosciences, Inc.*(a)	5,444	28,309
Cubist Pharmaceuticals, Inc.*	22,435	1,069,701
Curis, Inc.*(a)	28,364	117,427
Cytori Therapeutics, Inc.*(a)	19,606	86,462
Dendreon Corp.*(a)	54,757	264,476
Discovery Laboratories, Inc.*(a)	15,427	50,601
Durata Therapeutics, Inc.*	1,853	17,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
DUSA Pharmaceuticals, Inc.*	8,126	$55,176
Dyax Corp.*	35,491	92,277
Dynavax Technologies Corp.*(a)	61,735	293,859
Emergent Biosolutions, Inc.*	9,130	129,737
Enzon Pharmaceuticals, Inc.*	14,991	104,337
Exact Sciences Corp.*	22,119	243,530
Exelixis, Inc.*(a)	63,722	307,140
Genomic Health, Inc.*	5,718	198,357
Geron Corp.*	46,660	79,322
GTx, Inc.*	9,401	43,057
Halozyme Therapeutics, Inc.*	31,953	241,565
Hyperion Therapeutics, Inc.*	682	7,250
Idenix Pharmaceuticals, Inc.*(a)	31,109	142,168
ImmunoCellular Therapeutics Ltd.*	14,277	40,118
ImmunoGen, Inc.*(a)	29,089	424,699
Immunomedics, Inc.*(a)	23,566	82,717
Infinity Pharmaceuticals, Inc.*	8,331	196,195
InterMune, Inc.*(a)	23,253	208,579
Ironwood Pharmaceuticals, Inc.*(a)	26,695	341,162
Isis Pharmaceuticals, Inc.*(a)	35,517	499,724
Keryx Biopharmaceuticals, Inc.*(a)	25,358	71,510
Lexicon Pharmaceuticals, Inc.*(a)	70,726	164,084
Ligand Pharmaceuticals, Inc., Class B*	6,217	106,622
MannKind Corp.*(a)	40,124	115,557
Maxygen, Inc.	10,065	26,572
Merrimack Pharmaceuticals, Inc.*(a)	5,449	51,112
Momenta Pharmaceuticals, Inc.*	16,657	242,692
Neurocrine Biosciences, Inc.*	23,597	188,304
NewLink Genetics Corp.*(a)	4,531	73,538
Novavax, Inc.*(a)	41,425	89,478
NPS Pharmaceuticals, Inc.*	30,725	284,206
OncoGenex Pharmaceutical, Inc.*(a)	5,222	73,996
Oncothyreon, Inc.*(a)	20,400	104,856
Opko Health, Inc.*(a)	38,024	158,940
Orexigen Therapeutics, Inc.*(a)	21,605	123,365
Osiris Therapeutics, Inc.*(a)	5,886	65,040
PDL BioPharma, Inc.	49,336	379,394
Pharmacyclics, Inc.*	19,280	1,243,560
Progenics Pharmaceuticals, Inc.*	10,802	31,002
Raptor Pharmaceutical Corp.*(a)	17,475	97,161
Repligen Corp.*	11,111	66,222
Rigel Pharmaceuticals, Inc.*	25,322	259,550
Sangamo BioSciences, Inc.*(a)	18,754	114,024
Seattle Genetics, Inc.*(a)	33,683	907,757
SIGA Technologies, Inc.*(a)	12,393	39,658
Spectrum Pharmaceuticals, Inc.*(a)	21,197	248,005
Sunesis Pharmaceuticals, Inc.*(a)	9,761	55,150
Synageva BioPharma Corp.*	3,588	191,707
Synergy Pharmaceuticals, Inc.*(a)	14,684	70,190
Synta Pharmaceuticals Corp.*(a)	13,332	101,590
Targacept, Inc.*	9,755	47,702
TESARO, Inc.*	1,174	16,706
Theravance, Inc.*(a)	21,487	556,728
Threshold Pharmaceuticals, Inc.*(a)	16,176	117,114
Trius Therapeutics, Inc.*	8,963	52,254
Vanda Pharmaceuticals, Inc.*	10,245	41,287
Verastem, Inc.*(a)	2,299	21,588
Vical, Inc.*(a)	27,108	117,107
XOMA Corp.*(a)	24,304	89,682
ZIOPHARM Oncology, Inc.*(a)	23,738	129,372

		17,165,464

Building Products 0.8%
A.O. Smith Corp.	13,761	791,808
AAON, Inc.(a)	6,559	129,147
Ameresco, Inc., Class A*	7,253	85,658
American Woodmark Corp.*	3,447	68,837
Apogee Enterprises, Inc.	10,042	197,024
Builders FirstSource, Inc.*(a)	15,955	82,806
Gibraltar Industries, Inc.*	10,816	138,661
Griffon Corp.	16,030	165,109
Insteel Industries, Inc.	6,373	74,755
NCI Building Systems, Inc.*	6,525	65,446
Nortek, Inc.*	2,696	147,552
Patrick Industries, Inc.*	1,557	24,087
PGT, Inc.*(a)	5,235	17,171
Quanex Building Products Corp.	13,142	247,595
Simpson Manufacturing Co., Inc.	14,118	404,057
Trex Co., Inc.*(a)	5,089	173,637
Universal Forest Products, Inc.	6,973	289,658
USG Corp.*(a)	26,252	576,231

		3,679,239

Capital Markets 2.3%
Apollo Investment Corp.	72,060	567,112
Arlington Asset Investment Corp., Class A(a)	3,588	85,610
Artio Global Investors, Inc.	10,483	31,239
BGC Partners, Inc., Class A	34,962	171,314
BlackRock Kelso Capital Corp.(a)	24,525	238,383
Calamos Asset Management, Inc., Class A	6,901	80,328
Capital Southwest Corp.(a)	1,079	120,794
CIFC Corp.*	2,478	18,139
Cohen & Steers, Inc.(a)	6,559	194,278
Cowen Group, Inc., Class A*	31,198	84,235
Diamond Hill Investment Group, Inc.	968	74,226
Duff & Phelps Corp., Class A	11,190	152,296
Epoch Holding Corp.	5,738	132,548
Evercore Partners, Inc., Class A	10,146	273,942
FBR & Co.*	14,069	43,473
Fidus Investment Corp.	3,709	61,940
Fifth Street Finance Corp.	31,167	342,214
Financial Engines, Inc.*(a)	16,484	392,814
FXCM, Inc., Class A(a)	7,789	74,385
GAMCO Investors, Inc., Class A	2,322	115,519
GFI Group, Inc.	24,466	77,802
Gladstone Capital Corp.	7,582	66,343
Gladstone Investment Corp.	8,046	62,920
Golub Capital BDC, Inc.(a)	5,161	82,060
Greenhill & Co., Inc.(a)	10,290	532,507
GSV Capital Corp.*(a)	6,869	59,279
Harris & Harris Group, Inc.*	11,131	42,186
Hercules Technology Growth Capital, Inc.	17,704	194,921
HFF, Inc., Class A*	11,717	174,583
Horizon Technology Finance Corp.(a)	2,397	38,736
ICG Group, Inc.*	13,182	133,929
INTL. FCStone, Inc.*(a)	4,921	93,794
Investment Technology Group, Inc.*	13,708	119,260
JMP Group, Inc.	5,876	32,259

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
KBW, Inc.(a)	12,352	$203,437
KCAP Financial, Inc.(a)	7,880	72,969
Knight Capital Group, Inc., Class A*	62,178	166,637
Ladenburg Thalmann Financial Services, Inc.*(a)	37,420	49,394
Main Street Capital Corp.	9,621	283,916
Manning & Napier, Inc.	4,902	59,755
MCG Capital Corp.(a)	27,428	126,443
Medallion Financial Corp.	6,784	80,119
Medley Capital Corp.	7,683	108,100
MVC Capital, Inc.	8,564	109,619
New Mountain Finance Corp.(a)	3,953	58,583
NGP Capital Resources Co.	7,851	58,568
Oppenheimer Holdings, Inc., Class A	3,702	59,047
PennantPark Investment Corp.(a)	20,137	213,654
Piper Jaffray Cos.*	5,516	140,382
Prospect Capital Corp.(a)	52,626	606,252
Pzena Investment Management, Inc., Class A	3,623	18,876
Safeguard Scientifics, Inc.*	7,434	116,639
Solar Capital Ltd.	12,989	297,708
Solar Senior Capital Ltd.	3,504	62,757
Stifel Financial Corp.*	19,062	640,483
SWS Group, Inc.*	10,538	64,387
TCP Capital Corp.(a)	2,077	33,149
THL Credit, Inc.	4,374	61,367
TICC Capital Corp.	13,714	142,626
Triangle Capital Corp.(a)	9,719	249,390
Virtus Investment Partners, Inc.*	2,192	188,512
Walter Investment Management Corp.*	10,259	379,686
Westwood Holdings Group, Inc.(a)	2,409	93,975
WisdomTree Investments, Inc.*	20,681	138,563

		9,850,361

Chemicals 2.0%
A. Schulman, Inc.	10,417	248,133
ADA-ES, Inc.*	3,278	77,394
American Vanguard Corp.	9,879	343,789
Arabian American Development Co.*(a)	7,324	71,702
Balchem Corp.	10,326	379,274
Calgon Carbon Corp.*	20,062	287,087
Chase Corp.(a)	2,330	42,802
Chemtura Corp.*	34,874	600,530
Ferro Corp.*	30,741	105,442
Flotek Industries, Inc.*(a)	17,672	223,904
FutureFuel Corp.	6,891	83,450
Georgia Gulf Corp.	12,113	438,733
GSE Holding, Inc.*	2,980	23,393
H.B. Fuller Co.	17,612	540,336
Hawkins, Inc.(a)	3,278	136,201
Innophos Holdings, Inc.	7,707	373,712
Innospec, Inc.*	8,144	276,244
KMG Chemicals, Inc.	2,860	52,910
Koppers Holdings, Inc.	7,384	257,923
Kraton Performance Polymers, Inc.*	11,455	298,976
Landec Corp.*	9,186	105,180
LSB Industries, Inc.*	6,663	292,306
Minerals Technologies, Inc.	6,255	443,667
Olin Corp.	28,313	615,241
OM Group, Inc.*	11,346	210,355
OMNOVA Solutions, Inc.*	16,525	125,094
PolyOne Corp.	31,630	524,109
Quaker Chemical Corp.	4,622	215,709
Sensient Technologies Corp.	17,645	648,630
Spartech Corp.*	11,081	59,283
Stepan Co.	2,963	284,804
TPC Group, Inc.*	4,574	186,665
Tredegar Corp.	8,470	150,258
Zep, Inc.	7,918	119,720
Zoltek Cos., Inc.*(a)	9,766	75,101

		8,918,057

Commercial Banks 6.5%
1st Source Corp.	5,388	119,991
1st United Bancorp, Inc.*	11,316	72,988
Access National Corp.(a)	1,927	26,323
Alliance Financial Corp.	1,875	75,394
American National Bankshares, Inc.	1,950	44,050
Ameris Bancorp*	8,601	108,287
Ames National Corp.(a)	3,104	64,687
Arrow Financial Corp.(a)	3,927	98,175
Bancfirst Corp.	2,361	101,429
Banco Latinoamericano de Comercio Exterior SA, Class E	10,274	226,953
Bancorp, Inc. (The)*	10,589	108,749
BancorpSouth, Inc.	33,411	492,478
Bank of Kentucky Financial Corp. (The)	2,283	63,330
Bank of Marin Bancorp	2,027	86,168
Bank of the Ozarks, Inc.	10,433	359,626
Banner Corp.	6,598	178,806
Bar Harbor Bankshares	879	31,415
BBCN Bancorp, Inc.*	27,692	349,196
Berkshire Bancorp, Inc.*	1,031	8,485
Boston Private Financial Holdings, Inc.	27,956	268,098
Bridge Bancorp, Inc.	3,309	77,133
Bridge Capital Holdings*(a)	3,578	55,316
Bryn Mawr Bank Corp.	4,316	96,851
BSB Bancorp, Inc./MA*	2,037	26,277
C&F Financial Corp.(a)	839	33,015
Camden National Corp.	2,877	106,564
Capital Bank Financial Corp., Class A*	964	17,356
Capital City Bank Group, Inc.*	4,178	44,454
Cardinal Financial Corp.	10,602	151,609
Cascade Bancorp*(a)	2,344	12,376
Cathay General Bancorp	27,950	482,417
Center Bancorp, Inc.	4,783	57,013
Centerstate Banks, Inc.	10,909	97,308
Central Pacific Financial Corp.*	7,646	109,338
Century Bancorp, Inc., Class A	1,404	44,816
Chemical Financial Corp.	9,913	239,895
Citizens & Northern Corp.	4,606	90,324
Citizens Republic Bancorp, Inc.*	14,295	276,608
City Holding Co.(a)	5,372	192,532
CNB Financial Corp.	4,815	84,311
CoBiz Financial, Inc.	12,598	88,186
Columbia Banking System, Inc.	14,179	262,879
Community Bank System, Inc.(a)	14,130	398,325
Community Trust Bancorp, Inc.	5,125	182,117

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Crescent Financial Bancshares, Inc.*(a)	592	$2,694
CVB Financial Corp.	31,432	375,298
Eagle Bancorp, Inc.*	6,091	101,842
Enterprise Bancorp, Inc.(a)	2,388	40,787
Enterprise Financial Services Corp.	6,449	87,706
Farmers National Banc Corp.(a)	4,532	29,277
Fidelity Southern Corp.(a)	2,468	23,347
Financial Institutions, Inc.	5,035	93,852
First Bancorp	5,528	63,738
First Bancorp, Inc.(a)	3,501	61,443
First BanCorp, Puerto Rico*(a)	22,353	98,800
First Busey Corp.	27,136	132,424
First California Financial Group, Inc.*	8,378	58,311
First Commonwealth Financial Corp.	37,574	264,897
First Community Bancshares, Inc.	5,934	90,553
First Connecticut Bancorp, Inc.(a)	6,702	90,544
First Financial Bancorp	21,080	356,463
First Financial Bankshares, Inc.	11,286	406,635
First Financial Corp.	4,128	129,372
First Interstate BancSystem, Inc.	5,977	89,416
First Merchants Corp.	10,386	155,894
First Midwest Bancorp, Inc.	26,598	333,805
First of Long Island Corp. (The)	3,027	93,262
FirstMerit Corp.	39,045	575,133
FNB Corp.	49,710	557,249
FNB United Corp.*(a)	3,606	42,839
German American Bancorp, Inc.	4,695	113,243
Glacier Bancorp, Inc.	25,677	400,048
Great Southern Bancorp, Inc.	3,729	115,263
Guaranty Bancorp*	22,841	46,139
Hancock Holding Co.	27,034	836,702
Hanmi Financial Corp.*	11,227	143,818
Heartland Financial USA, Inc.	5,234	142,731
Heritage Commerce Corp.*	7,837	54,389
Heritage Financial Corp.	5,878	88,346
Heritage Oaks Bancorp*(a)	5,281	30,419
Home BancShares, Inc.	7,921	270,027
HomeTrust Bancshares, Inc.*	5,530	73,272
Horizon Bancorp	969	27,694
Hudson Valley Holding Corp.	5,685	96,929
IBERIABANK Corp.	10,514	481,541
Independent Bank Corp.(a)	7,801	234,732
International Bancshares Corp.	18,969	361,359
Investors Bancorp, Inc.*	15,710	286,550
Lakeland Bancorp, Inc.	9,954	103,024
Lakeland Financial Corp.	5,992	165,379
MainSource Financial Group, Inc.	7,362	94,528
MB Financial, Inc.	19,406	383,268
Mercantile Bank Corp.*(a)	2,817	48,283
Merchants Bancshares, Inc.	2,095	61,907
Metro Bancorp, Inc.*	5,335	67,594
MetroCorp Bancshares, Inc.*	4,890	51,785
Middleburg Financial Corp.	941	16,712
MidSouth Bancorp, Inc.	3,149	50,982
MidWestOne Financial Group, Inc.	1,740	37,480
National Bankshares, Inc.(a)	2,669	88,611
National Penn Bancshares, Inc.	43,898	399,911
NBT Bancorp, Inc.	11,951	263,759
Northrim BanCorp, Inc.	1,337	26,927
Old National Bancorp	34,320	467,095
OmniAmerican Bancorp, Inc.*	4,260	96,830
Oriental Financial Group, Inc.(a)	14,535	152,908
Pacific Capital Bancorp*	1,472	67,565
Pacific Continental Corp.	6,953	62,090
Pacific Mercantile Bancorp*	2,879	18,829
PacWest Bancorp	10,851	253,588
Park National Corp.(a)	4,101	287,152
Park Sterling Corp.*(a)	12,408	61,296
Peapack Gladstone Financial Corp.	2,241	36,618
Penns Woods Bancorp, Inc.	1,587	70,352
Peoples Bancorp, Inc.	3,962	90,690
Pinnacle Financial Partners, Inc.*	12,360	238,795
Preferred Bank, Los Angeles*	4,374	62,023
PrivateBancorp, Inc.	21,499	343,769
Prosperity Bancshares, Inc.	16,860	718,573
Renasant Corp.	9,131	179,013
Republic Bancorp, Inc., Class A	3,647	80,052
S&T Bancorp, Inc.	10,345	182,175
Sandy Spring Bancorp, Inc.	8,689	167,263
SCBT Financial Corp.	5,444	219,284
Seacoast Banking Corp. of Florida*(a)	26,300	41,817
Sierra Bancorp	4,485	54,986
Simmons First National Corp., Class A	6,298	153,388
Southside Bancshares, Inc.(a)	6,377	139,082
Southwest Bancorp, Inc.*	7,202	78,142
State Bank Financial Corp.	11,431	188,497
StellarOne Corp.	8,335	109,689
Sterling Bancorp	11,408	113,167
Sterling Financial Corp.	9,446	210,362
Suffolk Bancorp*	3,683	53,993
Sun Bancorp, Inc.*	14,214	47,901
Susquehanna Bancshares, Inc.	66,558	696,197
SY Bancorp, Inc.	4,577	108,292
Taylor Capital Group, Inc.*(a)	5,907	101,128
Texas Capital Bancshares, Inc.*	13,864	689,179
Tompkins Financial Corp.	3,428	138,903
TowneBank(a)	9,527	146,049
TriCo Bancshares	5,971	98,701
Trustmark Corp.	23,069	561,499
UMB Financial Corp.	11,441	556,948
Umpqua Holdings Corp.	39,684	511,527
Union First Market Bankshares Corp.	7,361	114,537
United Bankshares, Inc.(a)	11,178	278,444
United Community Banks, Inc.*	14,743	123,694
Univest Corp. of Pennsylvania	6,244	112,392
Virginia Commerce Bancorp, Inc.*	9,714	84,997
Washington Banking Co.	5,796	82,129
Washington Trust Bancorp, Inc.	5,372	141,122
Webster Financial Corp.	25,580	606,246
WesBanco, Inc.	8,452	175,041
West Bancorporation, Inc.(a)	5,886	70,926
West Coast Bancorp, Oregon*	6,554	147,596

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Westamerica Bancorporation(a)	9,951	$468,195
Western Alliance Bancorp*	24,908	254,062
Wilshire Bancorp, Inc.*	22,190	139,797
Wintrust Financial Corp.	12,875	483,714

		28,068,880

Commercial Services & Supplies 2.3%
A.T. Cross Co., Class A*	3,513	35,025
ABM Industries, Inc.	18,953	358,780
ACCO Brands Corp.*	39,925	259,113
Acorn Energy, Inc.(a)	6,535	58,292
American Reprographics Co.*	13,186	56,304
Asset Acceptance Capital Corp.*	4,749	35,428
Asta Funding, Inc.	2,948	27,682
Brink’s Co. (The)	16,672	428,304
Casella Waste Systems, Inc., Class A*	9,505	40,681
CECO Environmental Corp.	2,728	26,653
Cenveo, Inc.*(a)	19,147	43,847
CompX International, Inc.	613	9,305
Consolidated Graphics, Inc.*	2,834	73,939
Courier Corp.	3,600	43,992
Deluxe Corp.	18,066	552,097
Encore Capital Group, Inc.*	7,879	222,660
EnergySolutions, Inc.*	27,840	76,003
EnerNOC, Inc.*(a)	8,687	112,757
Ennis, Inc.	9,329	153,089
G&K Services, Inc., Class A	6,667	208,744
Geo Group, Inc. (The)	21,758	602,044
Healthcare Services Group, Inc.	23,785	543,963
Heritage-Crystal Clean, Inc.*(a)	2,788	55,342
Herman Miller, Inc.	20,568	399,842
HNI Corp.	16,098	410,660
InnerWorkings, Inc.*(a)	11,263	146,644
Interface, Inc.	20,695	273,381
Intersections, Inc.	3,307	34,856
Kimball International, Inc., Class B	11,668	142,583
Knoll, Inc.	17,011	237,303
McGrath RentCorp	8,812	229,905
Metalico, Inc.*	13,873	35,515
Mine Safety Appliances Co.	9,758	363,681
Mobile Mini, Inc.*	13,414	224,148
Multi-Color Corp.	4,761	110,265
NL Industries, Inc.	2,304	26,473
Performant Financial Corp.*	2,263	24,146
Portfolio Recovery Associates, Inc.*	6,077	634,621
Quad/Graphics, Inc.(a)	8,900	150,944
Schawk, Inc.	4,265	55,658
Standard Parking Corp.*	5,643	126,572
Steelcase, Inc., Class A	26,832	264,295
Swisher Hygiene, Inc.*(a)	39,748	54,852
Sykes Enterprises, Inc.*	13,843	186,050
Team, Inc.*	7,038	224,160
Tetra Tech, Inc.*	22,404	588,329
TMS International Corp., Class A*	4,714	46,669
TRC Cos., Inc.*	5,555	41,774
UniFirst Corp.	5,118	341,831
United Stationers, Inc.	14,338	373,075
US Ecology, Inc.	6,539	141,112
Viad Corp.	7,123	148,586

		10,061,974

Communications Equipment 2.0%
ADTRAN, Inc.(a)	22,555	389,750
Ambient Corp.*(a)	1,183	6,223
Anaren, Inc.*	4,929	98,531
Arris Group, Inc.*	39,918	510,551
Aruba Networks, Inc.*(a)	39,515	888,495
Aviat Networks, Inc.*	22,031	52,434
Aware, Inc.	3,748	23,612
Bel Fuse, Inc., Class B	3,860	72,105
Black Box Corp.	6,146	156,784
CalAmp Corp.*	10,491	86,131
Calix, Inc.*(a)	13,897	88,941
Ciena Corp.*	35,098	477,333
Comtech Telecommunications Corp.	6,368	176,011
Digi International, Inc.*	9,010	91,542
Emulex Corp.*	30,845	222,392
Extreme Networks*	33,171	110,791
Finisar Corp.*(a)	32,253	461,218
Globecomm Systems, Inc.*(a)	8,266	92,166
Harmonic, Inc.*	41,818	189,854
Infinera Corp.*(a)	38,645	211,775
InterDigital, Inc.(a)	15,653	583,544
Ixia*	14,924	239,829
KVH Industries, Inc.*	5,370	72,441
Loral Space & Communications, Inc.	3,886	276,295
NETGEAR, Inc.*	13,443	512,716
Numerex Corp., Class A*(a)	3,746	42,442
Oclaro, Inc.*	24,253	65,483
Oplink Communications, Inc.*	6,726	111,248
ParkerVision, Inc.*(a)	27,585	64,549
PC-Tel, Inc.	5,112	36,040
Plantronics, Inc.	15,025	530,833
Procera Networks, Inc.*	6,913	162,455
ShoreTel, Inc.*	17,201	70,352
Sonus Networks, Inc.*	75,538	142,011
Sycamore Networks, Inc.*	7,309	112,559
Symmetricom, Inc.*	15,039	104,822
Tellabs, Inc.	129,001	456,663
Telular Corp.	6,129	60,677
TESSCO Technologies, Inc.	2,006	42,467
Ubiquiti Networks, Inc.*(a)	3,764	44,792
ViaSat, Inc.*(a)	13,237	494,799
Westell Technologies, Inc., Class A*	17,827	38,150

		8,671,806

Computers & Peripherals 0.7%
3D Systems Corp.*(a)	16,600	545,310
Avid Technology, Inc.*	10,609	100,361
Cray, Inc.*	13,135	166,815
Datalink Corp.*	5,564	46,070
Electronics for Imaging, Inc.*	16,379	272,055
Imation Corp.*	10,578	59,131
Immersion Corp.*	10,081	55,143
Intermec, Inc.*	21,329	132,453
Intevac, Inc.*	8,357	51,061
OCZ Technology Group, Inc.*(a)	23,990	83,245
QLogic Corp.*	34,405	392,905
Quantum Corp.*	83,735	134,813
Silicon Graphics International Corp.*(a)	11,350	103,285
STEC, Inc.*	12,607	85,097
Stratasys, Inc.*	7,562	411,373

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals (continued)
Super Micro Computer, Inc.*	10,248	$123,284
Synaptics, Inc.*(a)	11,898	285,790

		3,048,191

Construction & Engineering 0.7%
Aegion Corp.*	13,894	266,209
Argan, Inc.	3,677	64,164
Comfort Systems USA, Inc.	13,446	146,965
Dycom Industries, Inc.*	12,011	172,718
EMCOR Group, Inc.	23,604	673,658
Furmanite Corp.*	13,394	76,078
Granite Construction, Inc.	13,742	394,670
Great Lakes Dredge & Dock Corp.	21,272	163,794
Layne Christensen Co.*	6,959	136,466
MasTec, Inc.*	19,373	381,648
Michael Baker Corp.*	3,124	74,539
MYR Group, Inc.*	7,356	146,752
Northwest Pipe Co.*	3,325	81,961
Orion Marine Group, Inc.*	9,748	72,428
Pike Electric Corp.*	6,252	49,704
Primoris Services Corp.	10,776	140,627
Sterling Construction Co., Inc.*	5,936	59,241
Tutor Perini Corp.*	12,721	145,528

		3,247,150

Construction Materials 0.3%
Eagle Materials, Inc.	16,049	742,427
Headwaters, Inc.*	21,724	142,944
Texas Industries, Inc.*(a)	7,991	324,834
United States Lime & Minerals, Inc.*	627	30,227

		1,240,432

Consumer Finance 0.6%
Cash America International, Inc.(a)	10,430	402,285
Credit Acceptance Corp.*	2,869	245,328
DFC Global Corp.*	15,751	270,130
EZCORP, Inc., Class A*	17,023	390,337
First Cash Financial Services, Inc.*	10,184	468,566
First Marblehead Corp. (The)*(a)	21,612	22,693
Green Dot Corp., Class A*(a)	8,541	104,456
Nelnet, Inc., Class A	8,575	203,571
Netspend Holdings, Inc.*(a)	11,201	110,106
Nicholas Financial, Inc.	3,829	49,432
Regional Management Corp.*	1,875	32,344
World Acceptance Corp.*(a)	3,731	251,656

		2,550,904

Containers & Packaging 0.2%
AEP Industries, Inc.*(a)	1,492	90,400
Boise, Inc.	35,538	311,313
Graphic Packaging Holding Co.*	59,195	343,923
Myers Industries, Inc.	11,846	185,035
UFP Technologies, Inc.*	1,666	29,305

		959,976

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,047	194,701
Pool Corp.	16,782	697,795
VOXX International Corp.*	6,639	49,660
Weyco Group, Inc.(a)	2,451	59,682

		1,001,838

Diversified Consumer Services 1.1%
American Public Education, Inc.*(a)	6,405	233,334
Ascent Capital Group, Inc., Class A*	5,020	271,130
Bridgepoint Education, Inc.*	6,177	62,697
Capella Education Co.*	4,775	167,412
Career Education Corp.*	18,267	68,867
Carriage Services, Inc.	4,539	43,892
Coinstar, Inc.*(a)	11,074	498,109
Collectors Universe(a)	2,021	28,355
Corinthian Colleges, Inc.*(a)	28,001	66,642
Education Management Corp.*(a)	8,749	27,209
Grand Canyon Education, Inc.*	14,178	333,608
Hillenbrand, Inc.	19,579	356,142
K12, Inc.*(a)	9,486	191,617
Lincoln Educational Services Corp.	8,118	34,096
Mac-Gray Corp.	4,326	58,012
Matthews International Corp., Class A	9,949	296,679
National American University Holdings, Inc.	3,621	18,105
Regis Corp.	20,368	374,364
Sotheby’s(a)	23,928	753,732
Steiner Leisure Ltd.*	5,384	250,625
Stewart Enterprises, Inc., Class A(a)	26,377	221,435
Strayer Education, Inc.	4,212	271,042
Universal Technical Institute, Inc.	7,622	104,421

		4,731,525

Diversified Financial Services 0.3%
California First National Bancorp	1,106	20,395
Gain Capital Holdings, Inc.	5,708	28,140
MarketAxess Holdings, Inc.	13,023	411,527
Marlin Business Services Corp.	3,016	63,969
MicroFinancial, Inc.	2,744	25,108
NewStar Financial, Inc.*	9,373	112,382
PHH Corp.*	20,038	407,773
PICO Holdings, Inc.*	8,042	183,519
Resource America, Inc., Class A	2,756	18,851

		1,271,664

Diversified Telecommunication Services 0.6%
8x8, Inc.*	25,130	164,853
Atlantic Tele-Network, Inc.	3,239	139,212
Cbeyond, Inc.*	9,668	95,327
Cincinnati Bell, Inc.*	70,037	399,211
Cogent Communications Group, Inc.	16,656	382,921
Consolidated Communications Holdings, Inc.	13,461	231,395
FairPoint Communications, Inc.*(a)	7,460	56,398
General Communication, Inc., Class A*	13,238	129,732
Hawaiian Telcom Holdco, Inc.*(a)	3,324	58,935
HickoryTech Corp.	5,114	54,106
IDT Corp., Class B	5,512	56,608
inContact, Inc.*	12,309	80,255
Iridium Communications, Inc.*(a)	17,804	130,325
Lumos Networks Corp.	5,541	43,552
magicJack VocalTec Ltd.*(a)	5,421	132,977
Neutral Tandem, Inc.*	10,006	93,856
ORBCOMM, Inc.*	13,089	48,953
Premiere Global Services, Inc.*	17,688	165,383
Primus Telecommunications Group, Inc.	3,836	58,576
Towerstream Corp.*(a)	17,153	69,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Vonage Holdings Corp.*	48,811	$111,289

		2,703,505

Electric Utilities 1.5%
ALLETE, Inc.	13,542	565,243
Cleco Corp.	21,580	905,928
El Paso Electric Co.	14,170	485,323
Empire District Electric Co. (The)(a)	14,934	321,828
IDACORP, Inc.	17,708	766,225
MGE Energy, Inc.	8,201	434,571
Otter Tail Corp.	12,896	307,699
PNM Resources, Inc.	28,210	593,256
Portland General Electric Co.	26,723	722,590
UIL Holdings Corp.	18,004	645,623
Unitil Corp.	5,021	136,672
UNS Energy Corp.	14,301	598,640

		6,483,598

Electrical Equipment 1.1%
A123 Systems, Inc.*	38,181	9,545
Acuity Brands, Inc.	14,989	948,654
American Superconductor Corp.*	14,009	58,137
AZZ, Inc.	8,962	340,377
Belden, Inc.	16,101	593,805
Brady Corp., Class A	17,266	505,548
Capstone Turbine Corp.*(a)	106,812	106,812
Coleman Cable, Inc.(a)	3,226	31,099
Encore Wire Corp.	5,886	172,224
EnerSys, Inc.*	16,978	599,154
Enphase Energy, Inc.*(a)	2,894	11,981
Franklin Electric Co., Inc.	8,270	500,252
FuelCell Energy, Inc.*(a)	54,461	47,926
Generac Holdings, Inc.	8,762	200,562
Global Power Equipment Group, Inc.	6,136	113,455
II-VI, Inc.*	18,576	353,316
LSI Industries, Inc.	7,191	48,467
Powell Industries, Inc.*	3,167	122,468
Preformed Line Products Co.	861	46,761
Thermon Group Holdings, Inc.*	5,359	133,921
Vicor Corp.*	7,012	46,770

		4,991,234

Electronic Equipment, Instruments & Components 2.3%
Aeroflex Holding Corp.*(a)	6,969	46,204
Agilysys, Inc.*	5,168	44,445
Anixter International, Inc.	9,994	574,255
Audience, Inc.*	2,195	13,609
Badger Meter, Inc.(a)	5,178	188,427
Benchmark Electronics, Inc.*	20,332	310,470
Brightpoint, Inc.*	24,323	218,421
Checkpoint Systems, Inc.*	14,108	116,814
Cognex Corp.	15,129	523,161
Coherent, Inc.*	8,344	382,656
CTS Corp.	12,019	121,031
Daktronics, Inc.	12,803	121,757
DTS, Inc.*	6,433	149,760
Echelon Corp.*	13,558	52,063
Electro Rent Corp.	6,720	118,877
Electro Scientific Industries, Inc.	8,193	100,118
Fabrinet*	7,879	91,318
FARO Technologies, Inc.*	5,978	247,011
FEI Co.	13,423	718,130
GSI Group, Inc.*	10,476	93,341
Insight Enterprises, Inc.*	15,662	273,772
InvenSense, Inc.*(a)	12,981	155,123
KEMET Corp.*	16,053	70,633
Key Tronic Corp.*	3,877	38,460
Littelfuse, Inc.	7,648	432,418
Maxwell Technologies, Inc.*(a)	10,408	84,513
Measurement Specialties, Inc.*	5,345	176,278
Mercury Computer Systems, Inc.*	10,852	115,248
Mesa Laboratories, Inc.(a)	757	36,624
Methode Electronics, Inc.	13,277	128,920
MTS Systems Corp.	5,694	304,914
Multi-Fineline Electronix, Inc.*	3,084	69,544
Neonode, Inc.*(a)	8,175	30,820
Newport Corp.*	13,640	150,858
OSI Systems, Inc.*	7,037	547,760
Park Electrochemical Corp.	7,340	182,252
PC Connection, Inc.	3,135	36,084
Plexus Corp.*	12,387	375,202
Power-One, Inc.*	23,616	132,250
Radisys Corp.*	8,250	29,700
RealD, Inc.*(a)	15,606	139,518
Richardson Electronics Ltd.	4,554	54,056
Rofin-Sinar Technologies, Inc.*	10,050	198,286
Rogers Corp.*	5,731	242,765
Sanmina-SCI Corp.*	28,869	245,098
ScanSource, Inc.*	9,686	310,146
SYNNEX Corp.*	9,319	303,613
TTM Technologies, Inc.*	18,709	176,426
Universal Display Corp.*	14,051	483,073
Viasystems Group, Inc.*	1,441	24,929
Vishay Precision Group, Inc.*	4,483	62,672
Zygo Corp.*	5,900	107,911

		9,951,734

Energy Equipment & Services 1.9%
Basic Energy Services, Inc.*(a)	10,942	122,769
Bolt Technology Corp.	3,148	45,268
Bristow Group, Inc.	12,602	637,031
C&J Energy Services, Inc.*	15,840	315,216
Cal Dive International, Inc.*(a)	34,187	52,306
Dawson Geophysical Co.*	2,848	71,940
Dril-Quip, Inc.*	14,207	1,021,199
Exterran Holdings, Inc.*	22,909	464,595
Forbes Energy Services Ltd.*	4,249	14,871
Forum Energy Technologies, Inc.*	7,794	189,550
Global Geophysical Services, Inc.*	6,934	38,206
Gulf Island Fabrication, Inc.	5,071	141,329
GulfMark Offshore, Inc., Class A*	9,468	312,823
Heckmann Corp.*(a)	47,487	199,445
Helix Energy Solutions Group, Inc.*	37,293	681,343
Hercules Offshore, Inc.*	55,899	272,787
Hornbeck Offshore Services, Inc.*	12,506	458,345
ION Geophysical Corp.*	46,621	323,550
Key Energy Services, Inc.*	53,409	373,863
Lufkin Industries, Inc.(a)	11,886	639,705
Matrix Service Co.*	9,208	97,329
Mitcham Industries, Inc.*	4,576	72,896
Natural Gas Services Group, Inc.*	4,432	66,258

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Newpark Resources, Inc.*	31,977	$236,950
OYO Geospace Corp.*	2,257	276,279
Parker Drilling Co.*	41,341	174,872
PHI, Inc., Non-Voting Shares*	4,617	145,251
Pioneer Energy Services Corp.*	22,014	171,489
RigNet, Inc.*	4,523	83,676
Tesco Corp.*	10,540	112,567
TETRA Technologies, Inc.*	27,546	166,653
TGC Industries, Inc.*	5,333	38,398
Union Drilling, Inc.*	4,718	30,620
Vantage Drilling Co.*	67,443	124,095
Willbros Group, Inc.*	13,940	74,858

		8,248,332

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	6,584	247,953
Arden Group, Inc., Class A	412	39,972
Casey’s General Stores, Inc.	13,417	766,647
Chefs’ Warehouse Inc. (The)*	3,958	64,832
Harris Teeter Supermarkets, Inc.	15,450	600,078
Ingles Markets, Inc., Class A	4,591	75,063
Nash Finch Co.	4,372	89,276
Natural Grocers by Vitamin Cottage, Inc.*	1,944	43,390
Pantry, Inc. (The)*	8,367	121,740
PriceSmart, Inc.	6,427	486,653
Rite Aid Corp.*	233,547	273,250
Roundy’s, Inc.	7,163	43,336
Spartan Stores, Inc.	7,594	116,264
SUPERVALU, Inc.(a)	75,314	181,507
Susser Holdings Corp.*	3,947	142,763
United Natural Foods, Inc.*	17,277	1,009,841
Village Super Market, Inc., Class A	3,039	111,714
Weis Markets, Inc.	3,881	164,283

		4,578,562

Food Products 1.6%
Alico, Inc.	1,327	41,442
Annie’s, Inc.*(a)	1,789	80,219
B&G Foods, Inc.	17,202	521,393
Calavo Growers, Inc.	4,322	108,050
Cal-Maine Foods, Inc.	5,139	230,947
Chiquita Brands International, Inc.*	16,389	125,212
Darling International, Inc.*	41,600	760,864
Diamond Foods, Inc.(a)	7,807	146,928
Dole Food Co., Inc.*(a)	12,637	177,297
Farmer Bros. Co.*	2,617	24,888
Fresh Del Monte Produce, Inc.	13,444	344,166
Griffin Land & Nurseries, Inc.	1,074	36,226
Hain Celestial Group, Inc. (The)*	13,046	821,898
Inventure Foods, Inc.*	4,953	28,182
J&J Snack Foods Corp.	5,250	300,982
John B. Sanfilippo & Son, Inc.*	2,983	38,839
Lancaster Colony Corp.	6,532	478,469
Lifeway Foods, Inc.(a)	1,804	17,138
Limoneira Co.(a)	3,061	56,414
Omega Protein Corp.*	7,028	48,212
Pilgrim’s Pride Corp.*	21,213	108,398
Post Holdings, Inc.*	9,770	293,686
Sanderson Farms, Inc.(a)	8,136	360,994
Seneca Foods Corp., Class A*	3,279	97,911
Smart Balance, Inc.*	20,945	253,016
Snyders-Lance, Inc.	15,611	390,275
Tootsie Roll Industries, Inc.(a)	8,297	223,853
TreeHouse Foods, Inc.*	12,722	667,905
Westway Group, Inc.*(a)	2,503	15,494

		6,799,298

Gas Utilities 1.0%
Chesapeake Utilities Corp.	3,483	164,955
Delta Natural Gas Co., Inc.	1,490	28,846
Laclede Group, Inc. (The)	8,049	346,107
New Jersey Resources Corp.	14,682	671,261
Northwest Natural Gas Co.	9,485	467,041
Piedmont Natural Gas Co., Inc.	25,322	822,459
South Jersey Industries, Inc.	10,752	569,103
Southwest Gas Corp.	16,299	720,416
WGL Holdings, Inc.	18,220	733,355

		4,523,543

Health Care Equipment & Supplies 3.3%
Abaxis, Inc.*	7,735	277,841
ABIOMED, Inc.*(a)	11,936	250,537
Accuray, Inc.*	25,420	179,974
Align Technology, Inc.*	25,428	940,073
Alphatec Holdings, Inc.*	19,732	32,558
Analogic Corp.	4,343	339,492
AngioDynamics, Inc.*	8,750	106,750
Anika Therapeutics, Inc.*	4,239	63,670
Antares Pharma, Inc.*(a)	32,794	142,982
ArthroCare Corp.*	9,786	317,066
AtriCure, Inc.*	5,288	39,343
Atrion Corp.	570	126,255
Cantel Medical Corp.	7,508	203,317
Cardiovascular Systems, Inc.*(a)	5,969	69,002
Cerus Corp.*	19,745	67,133
Conceptus, Inc.*	11,210	227,675
CONMED Corp.	9,994	284,829
CryoLife, Inc.	9,936	66,770
Cyberonics, Inc.*	9,781	512,720
Cynosure, Inc., Class A*	3,498	92,277
Derma Sciences, Inc.*(a)	2,691	27,933
DexCom, Inc.*	24,277	364,883
Endologix, Inc.*	19,661	271,715
EnteroMedics, Inc.*(a)	9,366	34,186
Exactech, Inc.*	3,113	55,505
Globus Medical, Inc., Class A*	2,812	50,700
Greatbatch, Inc.*	8,388	204,080
Haemonetics Corp.*	8,974	719,715
Hansen Medical, Inc.*(a)	19,811	38,631
HeartWare International, Inc.*(a)	5,031	475,379
ICU Medical, Inc.*	4,463	269,922
Insulet Corp.*	16,932	365,393
Integra LifeSciences Holdings Corp.*	6,915	284,206
Invacare Corp.	11,319	160,051
IRIS International, Inc.*	5,652	110,327
MAKO Surgical Corp.*(a)	12,870	224,067

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Masimo Corp.*	17,637	$426,463
Meridian Bioscience, Inc.(a)	14,648	280,949
Merit Medical Systems, Inc.*	14,955	223,278
Natus Medical, Inc.*	10,490	137,104
Navidea Biopharmaceuticals, Inc.*(a)	34,749	95,560
Neogen Corp.*	8,373	357,527
NuVasive, Inc.*	15,270	349,836
NxStage Medical, Inc.*	17,390	229,722
OraSure Technologies, Inc.*	18,551	206,287
Orthofix International NV*	6,631	296,737
Palomar Medical Technologies, Inc.*	6,968	65,778
PhotoMedex, Inc.*(a)	4,733	66,546
Quidel Corp.*(a)	9,975	188,827
Rochester Medical Corp.*	2,780	32,832
Rockwell Medical, Inc.*	7,469	61,022
RTI Biologics, Inc.*	20,183	84,163
Solta Medical, Inc.*	22,853	71,758
Spectranetics Corp.*	12,214	180,156
Staar Surgical Co.*	12,863	97,244
STERIS Corp.	20,445	725,184
SurModics, Inc.*	4,566	92,325
Symmetry Medical, Inc.*	13,073	129,292
Tornier NV*	5,398	102,292
Unilife Corp.*(a)	26,536	82,792
Utah Medical Products, Inc.	871	29,605
Vascular Solutions, Inc.*	5,950	88,119
Volcano Corp.*	18,872	539,173
West Pharmaceutical Services, Inc.	11,989	636,256
Wright Medical Group, Inc.*(a)	13,918	307,727
Young Innovations, Inc.	2,015	78,787
ZELTIQ Aesthetics, Inc.*(a)	6,167	34,782

		14,295,080

Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*	8,141	194,163
Accretive Health, Inc.*	19,840	221,414
Air Methods Corp.*	4,550	543,133
Almost Family, Inc.*	2,961	63,010
Amedisys, Inc.*(a)	10,710	147,905
AMN Healthcare Services, Inc.*	14,599	146,866
Amsurg Corp.*	11,185	317,430
Assisted Living Concepts, Inc., Class A	6,942	52,967
Bio-Reference Labs, Inc.*(a)	8,689	248,332
BioScrip, Inc.*	15,570	141,843
Capital Senior Living Corp.*	9,990	144,555
Centene Corp.*	18,229	681,947
Chemed Corp.	6,789	470,410
Chindex International, Inc.*	4,186	43,241
CorVel Corp.*	2,237	100,106
Cross Country Healthcare, Inc.*	9,866	46,567
Emeritus Corp.*	10,851	227,220
Ensign Group, Inc. (The)	6,157	188,435
ExamWorks Group, Inc.*	10,400	155,168
Five Star Quality Care, Inc.*	14,553	74,366
Gentiva Health Services, Inc.*	10,871	123,060
Hanger, Inc.*	12,077	344,557
HealthSouth Corp.*	33,862	814,720
Healthways, Inc.*	11,910	139,466
HMS Holdings Corp.*	30,425	1,017,108
IPC The Hospitalist Co., Inc.*	5,905	269,858
Kindred Healthcare, Inc.*	18,770	213,603
Landauer, Inc.	3,378	201,734
LHC Group, Inc.*	5,686	105,020
Magellan Health Services, Inc.*	9,627	496,849
Metropolitan Health Networks, Inc.*	15,688	146,526
Molina Healthcare, Inc.*	10,564	265,685
MWI Veterinary Supply, Inc.*	4,526	482,834
National HealthCare Corp.	3,754	179,216
National Research Corp.	932	46,852
Owens & Minor, Inc.	22,468	671,344
PDI, Inc.*	3,470	27,656
PharMerica Corp.*	10,529	133,297
Providence Service Corp. (The)*	4,609	59,871
PSS World Medical, Inc.*	17,824	406,031
Select Medical Holdings Corp.*	12,277	137,871
Skilled Healthcare Group, Inc., Class A*	6,907	44,412
Sun Healthcare Group, Inc.*	9,169	77,615
Sunrise Senior Living, Inc.*	20,625	294,319
Team Health Holdings, Inc.*	10,059	272,901
Triple-S Management Corp., Class B*	6,825	142,642
U.S. Physical Therapy, Inc.	4,239	117,123
Universal American Corp.*	13,157	121,571
Vanguard Health Systems, Inc.*	11,059	136,800
WellCare Health Plans, Inc.*	15,245	862,105

		12,561,724

Health Care Technology 0.7%
athenahealth, Inc.*(a)	12,690	1,164,561
Computer Programs & Systems, Inc.	3,946	219,200
Epocrates, Inc.*(a)	6,530	76,074
Greenway Medical Technologies, Inc.*(a)	2,861	48,923
HealthStream, Inc.*	6,969	198,338
MedAssets, Inc.*	20,625	367,125
Medidata Solutions, Inc.*	7,896	327,684
Mediware Information Systems*	969	21,231
Merge Healthcare, Inc.*(a)	21,149	81,001
Omnicell, Inc.*	11,813	164,201
Quality Systems, Inc.	13,903	257,901
Vocera Communications, Inc.*(a)	2,412	74,555

		3,000,794

Hotels, Restaurants & Leisure 3.1%
AFC Enterprises, Inc.*	8,694	213,872
Ameristar Casinos, Inc.	11,764	209,399
Biglari Holdings, Inc.*	432	157,706
BJ’s Restaurants, Inc.*(a)	8,665	392,958
Bloomin’ Brands, Inc.*	5,641	92,794
Bluegreen Corp.*	5,110	32,091
Bob Evans Farms, Inc.	10,308	403,352
Boyd Gaming Corp.*(a)	19,764	139,534
Bravo Brio Restaurant Group, Inc.*	6,951	101,137
Buffalo Wild Wings, Inc.*	6,578	563,998
Caesars Entertainment Corp.*(a)	13,173	89,576
Caribou Coffee Co., Inc.*	7,510	103,112
Carrols Restaurant Group, Inc.*	5,781	33,299
CEC Entertainment, Inc.	6,488	195,419
Cheesecake Factory, Inc. (The)	19,113	683,290
Churchill Downs, Inc.	4,572	286,756
Chuy’s Holdings, Inc.*	2,093	51,320

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	6,844	$459,301
Del Frisco’s Restaurant Group, Inc.*	1,536	22,886
Denny’s Corp.*	34,373	166,709
DineEquity, Inc.*	5,417	303,352
Domino’s Pizza, Inc.	20,526	773,830
Einstein Noah Restaurant Group, Inc.	2,249	39,785
Fiesta Restaurant Group, Inc.*	5,806	92,141
Frisch’s Restaurants, Inc.	741	14,709
Gaylord Entertainment Co.*	10,126	400,281
Ignite Restaurant Group, Inc.*	2,402	33,484
International Speedway Corp., Class A	9,613	272,721
Interval Leisure Group, Inc.	13,715	259,625
Isle of Capri Casinos, Inc.*	7,567	52,591
Jack in the Box, Inc.*	15,624	439,191
Jamba, Inc.*	24,101	53,745
Krispy Kreme Doughnuts, Inc.*	21,150	167,719
Life Time Fitness, Inc.*	15,144	692,687
Luby’s, Inc.*	7,255	48,826
Marcus Corp.	7,063	78,399
Marriott Vacations Worldwide Corp.*	9,396	338,444
Monarch Casino & Resort, Inc.*	3,229	28,125
Morgans Hotel Group Co.*	7,977	51,212
MTR Gaming Group, Inc.*	8,303	34,956
Multimedia Games Holding Co., Inc.*	9,718	152,864
Nathan’s Famous, Inc.*(a)	1,027	32,299
Orient-Express Hotels Ltd., Class A*	34,368	305,875
Papa John’s International, Inc.*	6,352	339,260
Peet’s Coffee & Tea, Inc.*	4,700	344,698
Pinnacle Entertainment, Inc.*	22,233	272,354
Premier Exhibitions, Inc.*	9,352	22,164
Red Lion Hotels Corp.*	5,115	31,969
Red Robin Gourmet Burgers, Inc.*	5,224	170,093
Ruby Tuesday, Inc.*	22,704	164,604
Ruth’s Hospitality Group, Inc.*	12,656	80,619
Scientific Games Corp., Class A*	19,913	164,681
Shuffle Master, Inc.*	19,439	307,331
Six Flags Entertainment Corp.	14,062	826,846
Sonic Corp.*	21,537	221,185
Speedway Motorsports, Inc.	4,027	62,016
Texas Roadhouse, Inc.	22,172	379,141
Town Sports International Holdings, Inc.*	8,219	101,669
Vail Resorts, Inc.(a)	12,733	734,057
WMS Industries, Inc.*	19,519	319,721

		13,607,778

Household Durables 1.1%
American Greetings Corp., Class A(a)	12,487	209,782
Bassett Furniture Industries, Inc.	3,791	47,198
Beazer Homes USA, Inc.*(a)	42,945	152,455
Blyth, Inc.(a)	3,709	96,397
Cavco Industries, Inc.*	2,487	114,128
CSS Industries, Inc.	3,500	71,925
Ethan Allen Interiors, Inc.(a)	8,613	188,797
Flexsteel Industries, Inc.	1,630	33,741
Helen of Troy Ltd.*	11,180	355,859
Hooker Furniture Corp.(a)	3,656	47,491
Hovnanian Enterprises, Inc., Class A*(a)	35,649	123,346
iRobot Corp.*(a)	9,778	222,547
KB Home(a)	27,441	393,778
La-Z-Boy, Inc.*	18,321	268,036
Libbey, Inc.*	7,350	115,983
Lifetime Brands, Inc.	3,377	40,220
M.D.C. Holdings, Inc.	13,610	524,121
M/I Homes, Inc.*	7,338	141,917
Meritage Homes Corp.*	10,642	404,715
NACCO Industries, Inc., Class A	1,949	244,424
Ryland Group, Inc. (The)	15,891	476,730
Sealy Corp.*(a)	18,160	39,589
Skullcandy, Inc.*(a)	5,804	79,805
Standard Pacific Corp.*(a)	40,329	272,624
Universal Electronics, Inc.*	5,344	93,948
Zagg, Inc.*	9,135	77,922

		4,837,478

Household Products 0.2%
Central Garden and Pet Co., Class A*	13,784	166,511
Harbinger Group, Inc.*	13,636	114,951
Oil-Dri Corp. of America	1,858	42,994
Orchids Paper Products Co.(a)	2,163	39,021
Spectrum Brands Holdings, Inc.	8,099	324,041
WD-40 Co.	5,614	295,521

		983,039

Independent Power Producers & Energy Traders 0.3%
American DG Energy, Inc.*(a)	6,771	17,537
Atlantic Power Corp.(a)	40,393	604,279
Genie Energy Ltd., Class B	5,555	39,829
GenOn Energy, Inc.*	272,524	689,486
Ormat Technologies, Inc.(a)	6,212	116,475

		1,467,606

Industrial Conglomerates 0.2%
Raven Industries, Inc.	12,802	376,763
Seaboard Corp.*	105	237,314
Standex International Corp.	4,483	199,269

		813,346

Information Technology Services 1.9%
Acxiom Corp.*	27,163	496,268
CACI International, Inc., Class A*	8,015	415,097
Cardtronics, Inc.*	15,631	465,491
Cass Information Systems, Inc.	3,335	139,970
CIBER, Inc.*	26,059	90,425
Computer Task Group, Inc.*	5,552	89,831
Convergys Corp.	41,289	646,999
CSG Systems International, Inc.*	12,080	271,679
EPAM Systems, Inc.*(a)	1,754	33,221
Euronet Worldwide, Inc.*	17,971	337,675
ExlService Holdings, Inc.*	8,248	243,316
Forrester Research, Inc.	5,015	144,281
Global Cash Access Holdings, Inc.*	14,888	119,848
Hackett Group, Inc. (The)*	8,978	37,528
Heartland Payment Systems, Inc.	13,721	434,681
Higher One Holdings, Inc.*(a)	11,440	154,211
iGATE Corp.*	11,380	206,775
Innodata, Inc.*	7,269	29,439
Lionbridge Technologies, Inc.*	20,414	71,857
ManTech International Corp., Class A(a)	8,175	196,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Mattersight Corp.*(a)	2,803	$16,594
MAXIMUS, Inc.	12,019	717,775
ModusLink Global Solutions, Inc.*	13,904	51,306
MoneyGram International, Inc.*	7,677	114,694
PRGX Global, Inc.*	7,595	65,013
Sapient Corp.*	43,501	463,721
ServiceSource International, Inc.*(a)	17,483	179,376
Syntel, Inc.	5,448	340,010
TeleTech Holdings, Inc.*	8,000	136,400
TNS, Inc.*	8,763	131,007
Unisys Corp.*	15,554	323,834
Virtusa Corp.*	6,652	118,206
Wright Express Corp.*	13,747	958,441

		8,241,169

Insurance 2.4%
Alterra Capital Holdings Ltd.	30,277	724,831
American Equity Investment Life Holding Co.	21,339	248,173
American Safety Insurance Holdings Ltd.*	3,303	61,733
AMERISAFE, Inc.*	6,434	174,619
Amtrust Financial Services, Inc.(a)	9,492	243,185
Argo Group International Holdings Ltd.	9,080	294,101
Baldwin & Lyons, Inc., Class B	3,345	79,979
Citizens, Inc.*	13,990	146,755
CNO Financial Group, Inc.	74,922	722,997
Crawford & Co., Class B	9,829	49,243
Donegal Group, Inc., Class A	2,930	41,137
Eastern Insurance Holdings, Inc.	1,614	27,067
eHealth, Inc.*	7,155	134,299
EMC Insurance Group, Inc.	1,704	35,784
Employers Holdings, Inc.	11,084	203,170
Enstar Group Ltd.*	2,955	294,466
FBL Financial Group, Inc., Class A	3,419	113,511
First American Financial Corp.	37,563	813,990
Flagstone Reinsurance Holdings SA	18,971	162,961
Fortegra Financial Corp.*	2,665	21,133
Global Indemnity PLC*(a)	3,693	80,803
Greenlight Capital Re Ltd., Class A*	9,938	245,965
Hallmark Financial Services*	5,264	42,849
Hilltop Holdings, Inc.*	14,252	181,143
Homeowners Choice, Inc.	2,726	64,061
Horace Mann Educators Corp.	14,129	255,876
Independence Holding Co.(a)	3,060	30,814
Infinity Property & Casualty Corp.	4,190	253,034
Investors Title Co.	243	15,853
Kansas City Life Insurance Co.(a)	1,534	59,105
Maiden Holdings Ltd.	17,999	160,011
Meadowbrook Insurance Group, Inc.	18,032	138,666
Montpelier Re Holdings Ltd.	17,727	392,299
National Financial Partners Corp.*	14,479	244,695
National Interstate Corp.	2,212	57,070
National Western Life Insurance Co., Class A	762	109,157
Navigators Group, Inc. (The)*	3,522	173,370
OneBeacon Insurance Group Ltd., Class A	8,176	109,885
Phoenix Cos., Inc. (The)*	2,084	63,916
Platinum Underwriters Holdings Ltd.	12,331	503,968
Presidential Life Corp.	7,685	107,052
Primerica, Inc.	16,672	477,486
RLI Corp.	7,508	500,483
Safety Insurance Group, Inc.	4,520	207,378
SeaBright Holdings, Inc.	7,175	78,925
Selective Insurance Group, Inc.	19,371	367,855
State Auto Financial Corp.	5,312	87,064
Stewart Information Services Corp.(a)	6,527	131,454
Symetra Financial Corp.	27,275	335,483
Tower Group, Inc.	12,368	239,816
United Fire Group, Inc.	7,123	178,930
Universal Insurance Holdings, Inc.	6,690	25,757

		10,513,357

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	9,691	36,147
Blue Nile, Inc.*(a)	4,395	163,011
CafePress, Inc.*	1,635	14,895
Geeknet, Inc.*	1,626	31,463
HSN, Inc.	13,399	657,221
Kayak Software Corp.*	1,091	38,545
Nutrisystem, Inc.(a)	10,019	105,500
Orbitz Worldwide, Inc.*	8,627	21,999
Overstock.com, Inc.*(a)	4,190	43,408
PetMed Express, Inc.(a)	7,233	72,619
Shutterfly, Inc.*(a)	12,662	394,042
US Auto Parts Network, Inc.*	5,579	19,303
Vitacost.com, Inc.*	7,832	53,101

		1,651,254

Internet Software & Services 2.4%
Active Network, Inc. (The)*	13,815	173,102
Ancestry.com, Inc.*(a)	10,204	306,936
Angie’s List, Inc.*	12,731	134,694
Bankrate, Inc.*	16,365	254,967
Bazaarvoice, Inc.*	3,442	52,146
Blucora, Inc.*	14,262	254,006
Brightcove, Inc.*(a)	2,161	25,240
Carbonite, Inc.*(a)	4,138	29,007
comScore, Inc.*	12,485	190,396
Constant Contact, Inc.*	10,838	188,581
Cornerstone OnDemand, Inc.*(a)	11,910	365,161
CoStar Group, Inc.*	9,777	797,217
DealerTrack Holdings, Inc.*	15,032	418,641
Demand Media, Inc.*(a)	10,653	115,798
Demandware, Inc.*(a)	2,359	74,898
Dice Holdings, Inc.*	16,235	136,699
Digital River, Inc.*	13,108	218,379
E2open, Inc.*	974	13,227

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
EarthLink, Inc.	37,804	$269,164
Envestnet, Inc.*	7,574	88,616
ExactTarget, Inc.*	3,512	85,061
Internap Network Services Corp.*	18,983	133,830
IntraLinks Holdings, Inc.*	12,954	84,719
iPass, Inc.*	15,676	34,487
j2 Global, Inc.(a)	16,281	534,342
Keynote Systems, Inc.	5,606	81,175
KIT Digital, Inc.*(a)	17,845	53,535
Limelight Networks, Inc.*	21,609	50,565
Liquidity Services, Inc.*	8,367	420,107
LivePerson, Inc.*	19,444	352,131
LogMeIn, Inc.*	7,864	176,390
Marchex, Inc., Class B(a)	8,181	31,251
Market Leader, Inc.*	8,040	53,868
MeetMe, Inc.*(a)	6,805	19,394
Millennial Media, Inc.*(a)	4,108	58,950
Monster Worldwide, Inc.*	43,035	315,447
Move, Inc.*	13,795	118,913
NIC, Inc.	22,914	339,127
OpenTable, Inc.*(a)	8,028	333,965
Perficient, Inc.*	11,326	136,705
QuinStreet, Inc.*(a)	11,671	97,920
RealNetworks, Inc.*	7,728	64,297
Responsys, Inc.*	12,766	130,596
Saba Software, Inc.*	10,770	107,592
SciQuest, Inc.*	6,437	117,153
Spark Networks, Inc.*	2,846	17,418
SPS Commerce, Inc.*	4,145	159,458
Stamps.com, Inc.*	5,005	115,816
Support.com, Inc.*	17,524	74,127
Synacor, Inc.*	2,456	18,617
TechTarget, Inc.*	5,708	33,734
Travelzoo, Inc.*	2,542	59,915
United Online, Inc.	32,399	178,842
Unwired Planet, Inc.*	29,742	57,105
ValueClick, Inc.*	26,598	457,220
VistaPrint NV*(a)	12,100	413,215
Vocus, Inc.*	7,355	147,541
Web.com Group, Inc.*	12,407	222,706
WebMD Health Corp.*	17,877	250,814
XO Group, Inc.*	9,428	78,724
Yelp, Inc.*(a)	3,034	82,070
Zix Corp.*	22,037	63,246

		10,468,963

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	4,491	186,197
Black Diamond, Inc.*	7,602	66,669
Brunswick Corp.	31,592	714,927
Callaway Golf Co.	22,827	140,158
JAKKS Pacific, Inc.(a)	7,691	112,058
Johnson Outdoors, Inc., Class A*	2,019	43,186
LeapFrog Enterprises, Inc.*	18,055	162,856
Marine Products Corp.	3,757	22,392
Smith & Wesson Holding Corp.*	22,997	253,197
Steinway Musical Instruments, Inc.*	2,478	60,364
Sturm Ruger & Co., Inc.(a)	6,828	337,918

		2,099,922

Life Sciences Tools & Services 0.4%
Affymetrix, Inc.*(a)	25,080	108,596
BG Medicine, Inc.*	3,956	14,558
Cambrex Corp.*	10,657	125,007
Fluidigm Corp.*	8,079	137,343
Furiex Pharmaceuticals, Inc.*	2,681	51,154
Harvard Bioscience, Inc.*	9,075	38,387
Luminex Corp.*	14,812	287,945
Pacific Biosciences of California, Inc.*	13,156	24,076
PAREXEL International Corp.*	21,165	651,035
Sequenom, Inc.*(a)	40,822	144,102

		1,582,203

Machinery 3.1%
Accuride Corp.*	16,794	78,260
Actuant Corp., Class A	25,769	737,509
Alamo Group, Inc.	2,432	82,153
Albany International Corp., Class A	9,732	213,812
Altra Holdings, Inc.	9,487	172,663
American Railcar Industries, Inc.*	3,384	95,903
Ampco-Pittsburgh Corp.	3,092	57,047
Astec Industries, Inc.*	7,029	222,187
Barnes Group, Inc.	19,126	478,341
Blount International, Inc.*	17,254	227,063
Briggs & Stratton Corp.	17,153	320,246
Cascade Corp.	3,247	177,741
Chart Industries, Inc.*	10,574	780,890
CIRCOR International, Inc.	6,123	231,143
CLARCOR, Inc.	17,705	790,174
Columbus McKinnon Corp.*	6,815	102,975
Commercial Vehicle Group, Inc.*	8,767	64,437
Douglas Dynamics, Inc.	7,869	116,382
Dynamic Materials Corp.	4,711	70,759
Eastern Co. (The)(a)	1,593	29,853
Energy Recovery, Inc.*	16,086	47,615
EnPro Industries, Inc.*	7,259	261,397
ESCO Technologies, Inc.	9,440	366,744
Federal Signal Corp.*	21,894	138,370
Flow International Corp.*	17,234	63,766
FreightCar America, Inc.	4,261	75,803
Gorman-Rupp Co. (The)	5,332	143,964
Graham Corp.	3,600	65,052
Greenbrier Cos., Inc. (The)*	8,117	131,008
Hardinge, Inc.	3,724	38,171
Hurco Cos., Inc.*	2,324	53,173
John Bean Technologies Corp.	10,299	168,183
Kadant, Inc.*	4,171	96,725
Kaydon Corp.	11,335	253,224
LB Foster Co., Class A	3,277	105,978
Lindsay Corp.	4,521	325,376
Lydall, Inc.*	6,167	86,893
Meritor, Inc.*	34,228	145,127
Met-Pro Corp.	5,302	47,453
Middleby Corp.*	6,609	764,265
Miller Industries, Inc.	3,974	63,783
Mueller Industries, Inc.	9,531	433,375
Mueller Water Products, Inc., Class A	55,371	271,318
NN, Inc.*	6,154	52,247
Omega Flex, Inc.*	1,084	11,501
PMFG, Inc.*	7,423	60,052
Proto Labs, Inc.*	1,806	61,079
RBC Bearings, Inc.*	7,839	377,056
Rexnord Corp.*	10,121	184,405

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Robbins & Myers, Inc.	13,614	$811,394
Sauer-Danfoss, Inc.	4,081	164,097
Sun Hydraulics Corp.	7,281	193,456
Tennant Co.	6,622	283,554
Titan International, Inc.(a)	15,015	265,165
Trimas Corp.*	11,408	275,047
Twin Disc, Inc.(a)	3,048	54,559
Wabash National Corp.*	24,351	173,623
Watts Water Technologies, Inc., Class A	9,917	375,160
Woodward, Inc.	24,414	829,588

		13,368,284

Marine 0.0%†
Genco Shipping & Trading Ltd.*	11,123	40,933
International Shipholding Corp.	2,058	34,718
Rand Logistics, Inc.*(a)	5,183	39,028

		114,679

Media 1.2%
Arbitron, Inc.	9,342	354,062
Beasley Broadcasting Group, Inc., Class A*	779	3,802
Belo Corp., Class A	33,315	260,857
Carmike Cinemas, Inc.*	6,442	72,473
Central European Media Enterprises Ltd., Class A*(a)	13,027	84,806
Crown Media Holdings, Inc., Class A*(a)	12,232	20,427
Cumulus Media, Inc., Class A*	20,259	55,510
Daily Journal Corp.*	186	17,441
Dial Global, Inc.*(a)	1,782	4,829
Digital Generation, Inc.*(a)	9,785	111,158
E.W. Scripps Co. (The), Class A*	10,511	111,942
Entercom Communications Corp., Class A*	8,802	60,382
Entravision Communications Corp., Class A	19,069	25,553
Fisher Communications, Inc.*	3,171	116,566
Global Sources Ltd.*	6,783	44,497
Harte-Hanks, Inc.	15,865	109,944
Journal Communications, Inc., Class A*	15,439	80,283
LIN TV Corp., Class A*	10,946	48,162
Lions Gate Entertainment Corp.*(a)	30,084	459,383
Live Nation Entertainment, Inc.*	49,597	427,030
Martha Stewart Living Omnimedia, Class A(a)	10,145	31,145
McClatchy Co. (The), Class A*(a)	21,178	47,227
MDC Partners, Inc., Class A	9,184	113,331
Meredith Corp.(a)	12,848	449,680
National CineMedia, Inc.	19,944	326,483
New York Times Co. (The), Class A*	48,075	469,212
Nexstar Broadcasting Group, Inc., Class A*	4,218	44,795
Outdoor Channel Holdings, Inc.	5,543	40,353
ReachLocal, Inc.*	3,681	46,160
Reading International, Inc., Class A*	6,008	35,447
Rentrak Corp.*	3,380	57,223
Saga Communications, Inc., Class A*	1,289	52,230
Salem Communications Corp., Class A	3,764	19,723
Scholastic Corp.	9,148	290,723
Sinclair Broadcast Group, Inc., Class A	17,972	201,466
Valassis Communications, Inc.*(a)	14,081	347,660
Value Line, Inc.	553	5,397
World Wrestling Entertainment, Inc., Class A(a)	9,689	77,996

		5,125,358

Metals & Mining 1.6%
AK Steel Holding Corp.(a)	39,302	188,650
AM Castle & Co.*(a)	5,843	72,979
AMCOL International Corp.	8,940	302,887
Century Aluminum Co.*	18,048	129,043
Coeur d’Alene Mines Corp.*	31,829	917,630
General Moly, Inc.*(a)	24,144	76,537
Globe Specialty Metals, Inc.(a)	21,716	330,518
Gold Reserve, Inc.*	16,928	54,847
Gold Resource Corp.	10,692	229,343
Golden Minerals Co.*(a)	10,785	56,298
Golden Star Resources Ltd.*(a)	92,015	181,270
Handy & Harman Ltd.*	2,054	30,358
Haynes International, Inc.	4,339	226,279
Hecla Mining Co.(a)	101,131	662,408
Horsehead Holding Corp.*	15,465	144,443
Kaiser Aluminum Corp.	6,819	398,161
Materion Corp.	7,185	171,003
McEwen Mining, Inc.*(a)	69,949	321,066
Metals USA Holdings Corp.*	4,084	54,603
Midway Gold Corp.*(a)	43,508	71,353
Noranda Aluminum Holding Corp.	11,902	79,624
Olympic Steel, Inc.	3,212	54,219
Paramount Gold and Silver Corp.*(a)	47,029	125,097
Revett Minerals, Inc.*(a)	9,611	34,215
RTI International Metals, Inc.*	10,772	257,882
Schnitzer Steel Industries, Inc., Class A(a)	8,907	250,732
Stillwater Mining Co.*	40,894	482,140
SunCoke Energy, Inc.*	24,827	400,211
U.S. Silica Holdings, Inc.*(a)	4,215	57,155
Universal Stainless & Alloy*	2,435	90,460
US Antimony Corp.*(a)	17,693	34,501
Vista Gold Corp.*(a)	21,022	76,310
Worthington Industries, Inc.	18,519	401,122

		6,963,344

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	4,625	43,937
Fred’s, Inc., Class A	13,100	186,413
Gordmans Stores, Inc.*	3,051	56,291
Saks, Inc.*(a)	38,861	400,657
Tuesday Morning Corp.*	14,762	96,691

		783,989

Multi-Utilities 0.4%
Avista Corp.	20,766	534,517
Black Hills Corp.	15,633	556,066
CH Energy Group, Inc.	5,328	347,439
NorthWestern Corp.	12,911	467,765

		1,905,787

Oil, Gas & Consumable Fuels 4.1%
Abraxas Petroleum Corp.*(a)	29,642	68,177
Adams Resources & Energy, Inc.	799	24,369

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Alon USA Energy, Inc.	3,558	$48,745
Amyris, Inc.*(a)	10,699	36,805
Apco Oil and Gas International, Inc.	3,120	50,201
Approach Resources, Inc.*	11,433	344,476
Arch Coal, Inc.	74,848	473,788
Berry Petroleum Co., Class A	18,489	751,208
Bill Barrett Corp.*	17,045	422,205
Bonanza Creek Energy, Inc.*	3,465	81,635
BPZ Resources, Inc.*(a)	37,250	106,535
Callon Petroleum Co.*	14,154	87,047
Carrizo Oil & Gas, Inc.*	13,984	349,740
Ceres, Inc.*(a)	2,227	12,649
Clayton Williams Energy, Inc.*	2,069	107,360
Clean Energy Fuels Corp.*(a)	23,567	310,377
Cloud Peak Energy, Inc.*	21,562	390,272
Comstock Resources, Inc.*	17,082	313,967
Contango Oil & Gas Co.*	4,499	221,081
CREDO Petroleum Corp.*	2,566	37,181
Crimson Exploration, Inc.*	7,840	33,477
Crosstex Energy, Inc.	14,706	206,325
CVR Energy, Inc.*	5,893	216,568
Delek US Holdings, Inc.	6,026	153,603
Emerald Oil, Inc.*(a)	17,563	14,577
Endeavour International Corp.*(a)	15,879	153,550
Energy XXI (Bermuda) Ltd.	27,875	974,231
EPL Oil & Gas, Inc.*	9,784	198,517
Evolution Petroleum Corp.*	6,157	49,749
Forest Oil Corp.*	41,551	351,106
Frontline Ltd.*(a)	18,114	69,558
FX Energy, Inc.*	18,713	139,599
GasLog Ltd.*	8,445	97,793
Gastar Exploration Ltd.*	21,335	35,416
Gevo, Inc.*(a)	9,268	19,741
Goodrich Petroleum Corp.*(a)	9,248	116,895
Green Plains Renewable Energy, Inc.*(a)	8,992	52,693
Gulfport Energy Corp.*	19,687	615,416
Halcon Resources Corp.*	39,602	290,283
Hallador Energy Co.(a)	2,518	20,975
Harvest Natural Resources, Inc.*(a)	13,343	119,020
Isramco, Inc.*(a)	385	44,660
KiOR, Inc., Class A*(a)	9,450	87,885
Knightsbridge Tankers Ltd.	8,673	56,808
Kodiak Oil & Gas Corp.*	93,327	873,541
Magnum Hunter Resources Corp.*(a)	52,479	233,007
Matador Resources Co.*	5,076	52,740
McMoRan Exploration Co.*(a)	35,875	421,531
Midstates Petroleum Co., Inc.*	8,582	74,234
Miller Energy Resources, Inc.*(a)	10,654	53,590
Nordic American Tankers Ltd.(a)	18,745	188,950
Northern Oil and Gas, Inc.*(a)	22,473	381,816
Oasis Petroleum, Inc.*	28,265	832,969
Overseas Shipholding Group, Inc.(a)	8,740	57,684
Panhandle Oil and Gas, Inc., Class A	2,468	75,694
PDC Energy, Inc.*	10,567	334,234
Penn Virginia Corp.	16,294	101,023
PetroQuest Energy, Inc.*(a)	20,166	135,314
Quicksilver Resources, Inc.*(a)	41,513	169,788
Renewable Energy Group, Inc.*(a)	2,833	18,839
Rentech, Inc.*	74,287	182,746
Resolute Energy Corp.*(a)	17,121	151,863
REX American Resources Corp.*	2,059	37,083
Rex Energy Corp.*(a)	15,275	203,921
Rosetta Resources, Inc.*	18,694	895,443
Sanchez Energy Corp.*(a)	4,134	84,458
Saratoga Resources, Inc.*(a)	5,845	32,031
Scorpio Tankers, Inc.*	13,442	80,652
SemGroup Corp., Class A*	14,867	547,849
Ship Finance International Ltd.(a)	16,094	252,998
Solazyme, Inc.*(a)	11,647	133,708
Stone Energy Corp.*	17,498	439,550
Swift Energy Co.*	15,108	315,455
Synergy Resources Corp.*(a)	13,015	54,272
Targa Resources Corp.	10,313	519,156
Teekay Tankers Ltd., Class A	22,322	83,484
Triangle Petroleum Corp.*(a)	15,896	113,815
Uranerz Energy Corp.*(a)	24,058	39,214
Uranium Energy Corp.*(a)	29,939	78,141
VAALCO Energy, Inc.*	20,660	176,643
Venoco, Inc.*	10,513	124,894
W&T Offshore, Inc.	12,229	229,661
Warren Resources, Inc.*	25,752	78,286
Western Refining, Inc.(a)	20,391	533,836
Westmoreland Coal Co.*(a)	3,969	39,412
ZaZa Energy Corp.*(a)	8,959	26,608

		17,816,396

Paper & Forest Products 0.8%
Buckeye Technologies, Inc.	13,920	446,275
Clearwater Paper Corp.*	8,286	342,295
Deltic Timber Corp.	3,845	250,925
KapStone Paper and Packaging Corp.*	14,288	319,908
Louisiana-Pacific Corp.*	48,678	608,475
Neenah Paper, Inc.	5,638	161,472
P.H. Glatfelter Co.	15,186	270,463
Resolute Forest Products*(a)	28,440	369,720
Schweitzer-Mauduit International, Inc.	11,038	364,143
Wausau Paper Corp.	15,761	145,947

		3,279,623

Personal Products 0.3%
Elizabeth Arden, Inc.*	8,877	419,349
Female Health Co. (The)(a)	7,146	51,094
Inter Parfums, Inc.	5,769	105,573
Medifast, Inc.*	4,945	129,312
Nature’s Sunshine Products, Inc.	4,079	66,651
Nutraceutical International Corp.*	3,170	49,959
Prestige Brands Holdings, Inc.*	17,907	303,703
Revlon, Inc., Class A*	4,051	62,547
Schiff Nutrition International, Inc.*	4,847	117,249
Synutra International, Inc.*	6,210	28,690
USANA Health Sciences, Inc.*(a)	2,121	98,563

		1,432,690

Pharmaceuticals 2.0%
Acura Pharmaceuticals, Inc.*(a)	4,340	7,552
Akorn, Inc.*(a)	20,344	268,948
Ampio Pharmaceuticals, Inc.*(a)	8,449	32,951

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Auxilium Pharmaceuticals, Inc.*(a)	17,205	$420,834
AVANIR Pharmaceuticals, Inc., Class A*(a)	48,367	154,774
BioDelivery Sciences International, Inc.*	7,712	48,740
Cadence Pharmaceuticals, Inc.*(a)	21,314	83,551
Cempra, Inc.*	1,635	12,181
Corcept Therapeutics, Inc.*(a)	15,795	44,068
Cornerstone Therapeutics, Inc.*	3,040	15,595
Cumberland Pharmaceuticals, Inc.*(a)	2,990	19,315
Depomed, Inc.*	19,874	117,455
Endocyte, Inc.*	10,595	105,632
Hi-Tech Pharmacal Co., Inc.*	3,823	126,580
Horizon Pharma, Inc.*	11,579	40,179
Impax Laboratories, Inc.*	23,715	615,642
Jazz Pharmaceuticals PLC*	14,704	838,275
Lannett Co., Inc.*	5,923	28,608
MAP Pharmaceuticals, Inc.*(a)	9,632	149,970
Medicines Co. (The)*	19,596	505,773
Medicis Pharmaceutical Corp., Class A	20,360	880,977
Nektar Therapeutics*(a)	40,776	435,488
Obagi Medical Products, Inc.*	6,704	83,197
Omeros Corp.*	8,901	83,669
Optimer Pharmaceuticals, Inc.*(a)	16,764	236,708
Pacira Pharmaceuticals, Inc.*	6,636	115,466
Pain Therapeutics, Inc.*	13,411	67,726
Par Pharmaceutical Cos., Inc.*	13,050	652,239
Pernix Therapeutics Holdings, Inc.*(a)	3,274	24,391
Pozen, Inc.*	9,523	63,138
Questcor Pharmaceuticals, Inc.*(a)	19,149	354,257
Repros Therapeutics, Inc.*(a)	5,369	81,770
Sagent Pharmaceuticals, Inc.*(a)	3,357	53,544
Santarus, Inc.*	19,598	174,030
SciClone Pharmaceuticals, Inc.*	20,262	112,454
Sucampo Pharmaceuticals, Inc., Class A*	4,053	20,387
Supernus Pharmaceuticals, Inc.*(a)	1,355	15,650
Transcept Pharmaceuticals, Inc.*	4,513	23,964
Ventrus Biosciences, Inc.*(a)	4,514	16,160
ViroPharma, Inc.*	24,688	746,071
Vivus, Inc.*(a)	35,390	630,650
XenoPort, Inc.*	14,707	168,542
Zogenix, Inc.*(a)	17,955	47,760

		8,724,861

Professional Services 1.3%
Acacia Research Corp.*	17,552	481,100
Advisory Board Co. (The)*	11,953	571,712
Barrett Business Services, Inc.	2,581	69,945
CBIZ, Inc.*	13,591	81,818
CDI Corp.	4,945	84,213
Corporate Executive Board Co. (The)	11,850	635,516
CRA International, Inc.*	3,716	64,212
Dolan Co. (The)*	11,020	59,288
Exponent, Inc.*	4,759	271,691
Franklin Covey Co.*	5,088	61,056
FTI Consulting, Inc.*	14,805	394,997
GP Strategies Corp.*	5,338	103,130
Heidrick & Struggles International, Inc.	6,415	81,727
Hill International, Inc.*	8,347	36,393
Hudson Global, Inc.*	12,076	53,859
Huron Consulting Group, Inc.*	8,091	281,729
ICF International, Inc.*	7,114	142,991
Insperity, Inc.	8,046	203,001
Kelly Services, Inc., Class A	9,365	117,999
Kforce, Inc.*	10,147	119,633
Korn/Ferry International*	16,805	257,621
Mistras Group, Inc.*	5,645	130,964
Navigant Consulting, Inc.*	18,486	204,270
Odyssey Marine Exploration, Inc.*(a)	26,487	83,699
On Assignment, Inc.*	15,219	303,162
Pendrell Corp.*(a)	55,381	62,581
Resources Connection, Inc.	14,966	196,204
RPX Corp.*	7,465	83,683
TrueBlue, Inc.*	14,261	224,183
VSE Corp.	1,532	37,519
WageWorks, Inc.*	2,359	41,165

		5,541,061

Real Estate Investment Trusts (REITs) 7.6%
Acadia Realty Trust	15,677	389,103
AG Mortgage Investment Trust, Inc.	7,279	175,642
Agree Realty Corp.	4,177	106,472
Alexander’s, Inc.	751	321,045
American Assets Trust, Inc.	11,914	319,176
American Capital Mortgage Investment Corp.	12,864	323,272
American Realty Capital Trust, Inc.	56,511	662,874
AmREIT, Inc., Class B	680	10,078
Anworth Mortgage Asset Corp.	48,328	328,630
Apollo Commercial Real Estate Finance, Inc.	6,486	112,467
Apollo Residential Mortgage, Inc.	8,683	191,373
Ares Commercial Real Estate Corp.(a)	2,790	47,597
ARMOUR Residential REIT, Inc.	103,673	794,135
Ashford Hospitality Trust, Inc.	19,175	161,070
Associated Estates Realty Corp.	16,411	248,791
Campus Crest Communities, Inc.	12,480	134,784
CapLease, Inc.	24,516	126,748
Capstead Mortgage Corp.	33,188	447,706
Cedar Realty Trust, Inc.	21,792	115,062
Chatham Lodging Trust	5,206	72,259
Chesapeake Lodging Trust	13,087	260,039
Colonial Properties Trust	31,307	659,012
Colony Financial, Inc.	13,483	262,649
Coresite Realty Corp.	7,381	198,844
Cousins Properties, Inc.	32,783	260,297
CreXus Investment Corp.	23,739	256,619
CubeSmart	43,951	565,649
CYS Investments, Inc.	59,096	832,663
DCT Industrial Trust, Inc.	87,882	568,597
DiamondRock Hospitality Co.	66,661	641,945

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
DuPont Fabros Technology, Inc.	21,869	$552,192
Dynex Capital, Inc.	19,680	211,560
EastGroup Properties, Inc.	10,151	540,033
Education Realty Trust, Inc.	38,335	417,852
Entertainment Properties Trust	16,615	738,205
Equity One, Inc.	19,453	409,680
Excel Trust, Inc.	12,258	139,986
FelCor Lodging Trust, Inc.*	44,402	210,466
First Industrial Realty Trust, Inc.*	33,653	442,200
First Potomac Realty Trust	18,200	234,416
Franklin Street Properties Corp.	25,715	284,665
Getty Realty Corp.(a)	9,114	163,596
Gladstone Commercial Corp.	4,196	76,619
Glimcher Realty Trust	49,742	525,773
Government Properties Income Trust	13,121	307,031
Gramercy Capital Corp.*	16,808	50,592
Gyrodyne Co. of America, Inc.*	351	38,129
Healthcare Realty Trust, Inc.	27,726	639,084
Hersha Hospitality Trust	61,359	300,659
Highwoods Properties, Inc.	26,283	857,352
Hudson Pacific Properties, Inc.	12,827	237,300
Inland Real Estate Corp.	27,353	225,662
Invesco Mortgage Capital, Inc.	40,759	820,479
Investors Real Estate Trust	30,624	253,261
iStar Financial, Inc.*	30,226	250,271
Kite Realty Group Trust	20,152	102,775
LaSalle Hotel Properties	30,460	812,977
Lexington Realty Trust	42,300	408,618
LTC Properties, Inc.	10,880	346,528
Medical Properties Trust, Inc.	48,032	501,934
Mission West Properties, Inc.	6,875	59,813
Monmouth Real Estate Investment Corp., Class A	14,832	165,970
National Health Investors, Inc.	8,733	449,226
New York Mortgage Trust, Inc.	10,211	71,988
NorthStar Realty Finance Corp.	47,593	302,692
Omega Healthcare Investors, Inc.	37,593	854,489
One Liberty Properties, Inc.	4,313	80,438
Parkway Properties, Inc.	5,703	76,249
Pebblebrook Hotel Trust	19,366	452,971
Pennsylvania Real Estate Investment Trust	19,983	316,930
PennyMac Mortgage Investment Trust	20,044	468,428
Potlatch Corp.	14,312	534,839
PS Business Parks, Inc.	6,582	439,809
RAIT Financial Trust	18,035	94,684
Ramco-Gershenson Properties Trust	16,431	205,880
Redwood Trust, Inc.	28,226	408,148
Resource Capital Corp.	33,498	196,968
Retail Opportunity Investments Corp.	18,199	234,221
RLJ Lodging Trust	38,083	720,150
Rouse Properties, Inc.(a)	8,001	114,814
Sabra Health Care REIT, Inc.	13,252	265,173
Saul Centers, Inc.	2,763	122,677
Select Income REIT	3,365	82,846
Sovran Self Storage, Inc.	10,349	598,690
STAG Industrial, Inc.	10,291	167,332
Starwood Property Trust, Inc.	41,353	962,284
Strategic Hotels & Resorts, Inc.*	64,637	388,468
Summit Hotel Properties, Inc.	10,922	93,274
Sun Communities, Inc.	10,060	443,847
Sunstone Hotel Investors, Inc.*	48,520	533,720
Terreno Realty Corp.	4,981	78,700
Two Harbors Investment Corp.	99,086	1,164,261
UMH Properties, Inc.	5,076	60,760
Universal Health Realty Income Trust	4,149	190,771
Urstadt Biddle Properties, Inc., Class A	8,175	165,380
Washington Real Estate Investment Trust	23,494	630,109
Western Asset Mortgage Capital Corp.	2,947	65,423
Whitestone REIT	4,113	54,292
Winthrop Realty Trust	10,550	113,729

		33,124,936

Real Estate Management & Development 0.2%
AV Homes, Inc.*	3,604	53,483
Consolidated-Tomoka Land Co.(a)	1,584	52,098
Forestar Group, Inc.*	12,246	204,019
Kennedy-Wilson Holdings, Inc.(a)	14,169	197,941
Tejon Ranch Co.*	4,708	141,428
Thomas Properties Group, Inc.	10,265	59,742
Zillow, Inc., Class A*(a)	1,123	47,368

		756,079

Road & Rail 1.3%
Amerco, Inc.	3,027	321,952
Arkansas Best Corp.	9,099	72,064
Avis Budget Group, Inc.*	37,520	577,058
Celadon Group, Inc.	7,208	115,833
Dollar Thrifty Automotive Group, Inc.*(a)	9,930	863,215
Genesee & Wyoming, Inc., Class A*	15,390	1,028,975
Heartland Express, Inc.	16,853	225,156
Knight Transportation, Inc.	20,390	291,577
Marten Transport Ltd.	5,464	96,002
Old Dominion Freight Line, Inc.*	25,177	759,338
Patriot Transportation Holding, Inc.*	2,261	63,037
Quality Distribution, Inc.*	7,755	71,734
RailAmerica, Inc.*	6,779	186,219
Roadrunner Transportation Systems, Inc.*	4,662	75,431
Saia, Inc.*	5,670	114,194
Swift Transportation Co.*	28,123	242,420
Universal Truckload Services, Inc.	1,906	30,439
Werner Enterprises, Inc.	15,506	331,363
Zipcar, Inc.*(a)	9,494	73,863

		5,539,870

Semiconductors & Semiconductor Equipment 3.4%
Advanced Energy Industries, Inc.*	14,008	172,579
Alpha & Omega Semiconductor Ltd.*	6,112	52,624
Amkor Technology, Inc.*(a)	25,885	113,894
ANADIGICS, Inc.*	25,341	35,224
Applied Micro Circuits Corp.*	22,080	111,725
ATMI, Inc.*	11,217	208,300
AuthenTec, Inc.*	15,864	127,071
Axcelis Technologies, Inc.*	38,876	40,820
AXT, Inc.*	11,573	39,117
Brooks Automation, Inc.	23,328	187,324
Cabot Microelectronics Corp.(a)	8,304	291,803
Cavium, Inc.*(a)	17,574	585,741
Ceva, Inc.*	8,269	118,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic, Inc.*	22,850	$877,211
Cohu, Inc.	8,708	81,768
Cymer, Inc.*	10,925	557,830
Diodes, Inc.*	12,488	212,421
DSP Group, Inc.*	7,796	46,308
Entegris, Inc.*	48,587	395,012
Entropic Communications, Inc.*	31,339	182,393
Exar Corp.*	13,387	107,096
First Solar, Inc.*(a)	21,228	470,094
FormFactor, Inc.*	17,592	98,339
FSI International, Inc.*	14,101	87,426
GSI Technology, Inc.*	7,429	36,774
GT Advanced Technologies, Inc.*(a)	41,932	228,529
Hittite Microwave Corp.*	11,101	615,772
Inphi Corp.*(a)	8,268	88,137
Integrated Device Technology, Inc.*	50,044	294,259
Integrated Silicon Solution, Inc.*	9,829	91,017
Intermolecular, Inc.*	5,008	35,557
International Rectifier Corp.*	24,440	407,904
Intersil Corp., Class A	44,912	392,980
IXYS Corp.*	8,756	86,860
Kopin Corp.*	23,915	89,920
Lattice Semiconductor Corp.*	42,004	160,875
LTX-Credence Corp.*	17,572	101,039
M/A-COM Technology Solutions Holdings, Inc.*	2,200	27,940
Mattson Technology, Inc.*	20,999	20,369
MaxLinear, Inc., Class A*	7,812	52,262
MEMC Electronic Materials, Inc.*	81,886	225,186
Micrel, Inc.	17,248	179,724
Microsemi Corp.*	31,324	628,673
Mindspeed Technologies, Inc.*	12,904	44,648
MIPS Technologies, Inc.*	17,064	126,103
MKS Instruments, Inc.	18,553	472,916
Monolithic Power Systems, Inc.*	10,873	214,742
MoSys, Inc.*	12,102	48,892
Nanometrics, Inc.*	8,443	116,598
NeoPhotonics Corp.*	7,009	40,933
NVE Corp.*	1,734	102,635
OmniVision Technologies, Inc.*(a)	18,563	259,047
PDF Solutions, Inc.*	8,581	117,216
Peregrine Semiconductor Corp.*	1,776	30,085
Pericom Semiconductor Corp.*	8,485	73,692
Photronics, Inc.*	21,234	114,027
PLX Technology, Inc.*	16,117	92,995
Power Integrations, Inc.	10,049	305,791
QuickLogic Corp.*(a)	14,275	39,970
Rambus, Inc.*(a)	38,781	214,847
RF Micro Devices, Inc.*	98,385	388,621
Rubicon Technology, Inc.*(a)	6,035	57,815
Rudolph Technologies, Inc.*	11,540	121,170
Semtech Corp.*	23,099	580,940
Sigma Designs, Inc.*	11,776	77,839
Silicon Image, Inc.*	29,628	135,993
Spansion, Inc., Class A*	17,111	203,963
STR Holdings, Inc.*(a)	10,685	33,123
SunPower Corp.*(a)	14,081	63,505
Supertex, Inc.*	3,684	65,870
Tessera Technologies, Inc.	18,278	250,043
TriQuint Semiconductor, Inc.*	59,437	300,157
Ultra Clean Holdings, Inc.*	8,372	47,804
Ultratech, Inc.*	9,288	291,457
Veeco Instruments, Inc.*(a)	13,728	412,115
Volterra Semiconductor Corp.*	9,042	197,749

		14,608,106

Software 4.1%
Accelrys, Inc.*	19,657	170,230
ACI Worldwide, Inc.*	14,054	593,922
Actuate Corp.*	17,689	124,354
Advent Software, Inc.*	11,153	274,029
American Software, Inc., Class A	8,488	69,262
Aspen Technology, Inc.*	33,083	855,196
AVG Technologies NV*	2,864	27,494
Blackbaud, Inc.	15,929	381,022
Bottomline Technologies, Inc.*	12,338	304,625
BroadSoft, Inc.*(a)	9,733	399,248
Callidus Software, Inc.*(a)	12,505	61,650
CommVault Systems, Inc.*	15,803	927,636
Comverse Technology, Inc.*	77,452	476,330
Deltek, Inc.*	7,760	101,035
Digimarc Corp.	2,584	57,494
Ebix, Inc.(a)	10,072	237,800
Ellie Mae, Inc.*	8,778	239,025
Eloqua, Inc.*	2,899	57,255
Envivio, Inc.*	2,939	6,466
EPIQ Systems, Inc.	11,240	150,841
ePlus, Inc.*	1,409	55,261
Exa Corp.*	1,297	14,073
Fair Isaac Corp.	12,162	538,290
FalconStor Software, Inc.*	11,432	26,865
Gerber Scientific, Inc.*(b)	8,390	0
Glu Mobile, Inc.*(a)	19,354	89,609
Guidance Software, Inc.*	5,198	58,530
Guidewire Software, Inc.*(a)	6,917	214,773
Imperva, Inc.*	3,479	128,688
Infoblox, Inc.*(a)	2,804	65,193
Interactive Intelligence Group, Inc.*	5,239	157,432
JDA Software Group, Inc.*	15,012	477,081
Jive Software, Inc.*(a)	5,782	90,835
Kenexa Corp.*	9,682	443,726
Manhattan Associates, Inc.*	7,172	410,740
Mentor Graphics Corp.*	32,886	509,075
MicroStrategy, Inc., Class A*	3,012	403,819
Monotype Imaging Holdings, Inc.	12,940	201,735
Netscout Systems, Inc.*	12,997	331,554
OPNET Technologies, Inc.	5,326	181,457
Parametric Technology Corp.*	42,231	920,636
Pegasystems, Inc.(a)	6,048	175,634
Pervasive Software, Inc.*	3,725	32,035
Progress Software Corp.*	22,188	474,601
Proofpoint, Inc.*	2,302	34,185
PROS Holdings, Inc.*	7,702	146,877
QAD, Inc., Class A*	2,409	32,714
QLIK Technologies, Inc.*	30,162	675,930
Quest Software, Inc.*(b)	19,849	555,772
RealPage, Inc.*(a)	12,644	285,754
Rosetta Stone, Inc.*	3,795	48,386
Sapiens International Corp. NV*	3,098	11,277
Seachange International, Inc.*	10,220	80,227
Sourcefire, Inc.*	10,477	513,687
SS&C Technologies Holdings, Inc.*	11,986	302,167
Synchronoss Technologies, Inc.*	9,736	222,954
Take-Two Interactive Software, Inc.*	27,596	287,826

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Tangoe, Inc.*	10,640	$139,703
TeleNav, Inc.*	5,888	35,151
TiVo, Inc.*	44,083	459,786
Tyler Technologies, Inc.*	10,673	469,826
Ultimate Software Group, Inc.*	9,427	962,497
VASCO Data Security International, Inc.*	10,048	94,250
Verint Systems, Inc.*	7,686	210,904
VirnetX Holding Corp.*(a)	14,884	378,500
Websense, Inc.*	13,091	204,874

		17,669,803

Specialty Retail 3.7%
Aeropostale, Inc.*	28,714	388,500
America’s Car-Mart, Inc.*	2,879	130,908
Ann, Inc.*	17,265	651,408
Asbury Automotive Group, Inc.*	9,871	275,894
Barnes & Noble, Inc.*	10,056	128,516
bebe stores, inc.	12,709	61,003
Big 5 Sporting Goods Corp.	5,944	59,143
Body Central Corp.*	5,784	60,443
Brown Shoe Co., Inc.	15,261	244,634
Buckle, Inc. (The)(a)	9,804	445,396
Cabela’s, Inc.*	16,505	902,493
Casual Male Retail Group, Inc.*	14,724	68,172
Cato Corp. (The), Class A	9,684	287,712
Children’s Place Retail Stores, Inc. (The)*	8,580	514,800
Citi Trends, Inc.*	5,340	67,044
Collective Brands, Inc.*	21,549	467,829
Conn’s, Inc.*(a)	5,537	122,091
Destination Maternity Corp.	4,806	89,872
Express, Inc.*	31,664	469,260
Finish Line, Inc. (The), Class A	17,986	409,002
Five Below, Inc.*	3,660	143,033
Francesca’s Holdings Corp.*(a)	12,311	378,317
Genesco, Inc.*	8,648	577,081
Group 1 Automotive, Inc.	8,107	488,285
Haverty Furniture Cos., Inc.	6,889	95,619
hhgregg, Inc.*(a)	5,552	38,309
Hibbett Sports, Inc.*	9,356	556,214
Hot Topic, Inc.	15,085	131,239
Jos. A. Bank Clothiers, Inc.*	9,830	476,558
Kirkland’s, Inc.*	4,878	48,439
Lithia Motors, Inc., Class A	7,674	255,621
Lumber Liquidators Holdings, Inc.*(a)	9,754	494,333
MarineMax, Inc.*	7,379	61,172
Mattress Firm Holding Corp.*(a)	3,934	110,742
Men’s Wearhouse, Inc. (The)	18,012	620,153
Monro Muffler Brake, Inc.	10,947	385,225
New York & Co., Inc.*	9,819	36,821
Office Depot, Inc.*	99,945	255,859
OfficeMax, Inc.	30,749	240,150
Orchard Supply Hardware Stores Corp., Class A*	729	10,556
Penske Automotive Group, Inc.	14,980	450,748
Pep Boys-Manny, Moe & Jack (The)(a)	18,756	190,936
Perfumania Holdings, Inc.*	1,920	13,824
Pier 1 Imports, Inc.	34,395	644,562
RadioShack Corp.(a)	34,933	83,141
Rent-A-Center, Inc.	20,959	735,242
rue21, inc.*(a)	5,499	171,294
Select Comfort Corp.*	20,074	633,335
Shoe Carnival, Inc.	5,027	118,285
Sonic Automotive, Inc., Class A	14,266	270,769
Stage Stores, Inc.	10,830	228,080
Stein Mart, Inc.*	9,547	81,245
Systemax, Inc.*	3,746	44,240
Teavana Holdings, Inc.*(a)	3,154	41,128
Tilly’s, Inc., Class A*	3,304	60,562
Vitamin Shoppe, Inc.*	10,429	608,219
West Marine, Inc.*	5,475	58,199
Wet Seal, Inc. (The), Class A*	32,184	101,380
Winmark Corp.(a)	835	45,157
Zumiez, Inc.*(a)	7,737	214,547

		16,042,739

Textiles, Apparel & Luxury Goods 1.5%
Cherokee, Inc.	3,028	44,088
Columbia Sportswear Co.(a)	4,297	232,038
Crocs, Inc.*	31,725	514,262
Culp, Inc.	2,263	26,613
Delta Apparel, Inc.*	2,621	36,091
Fifth & Pacific Cos., Inc.*	38,519	492,273
G-III Apparel Group Ltd.*	5,860	210,374
Iconix Brand Group, Inc.*	25,064	457,167
Jones Group, Inc. (The)	29,007	373,320
K-Swiss, Inc., Class A*(a)	9,468	32,475
Maidenform Brands, Inc.*	8,367	171,356
Movado Group, Inc.	6,228	210,008
Oxford Industries, Inc.	4,967	280,387
Perry Ellis International, Inc.*	4,159	91,706
Quiksilver, Inc.*	45,882	152,328
RG Barry Corp.	3,272	48,229
Skechers U.S.A., Inc., Class A*	13,462	274,625
Steven Madden Ltd.*	13,880	606,834
True Religion Apparel, Inc.	9,192	196,065
Tumi Holdings, Inc.*(a)	7,615	179,257
Unifi, Inc.*	5,111	65,523
Vera Bradley, Inc.*(a)	7,140	170,289
Warnaco Group, Inc. (The)*	14,505	752,810
Wolverine World Wide, Inc.(a)	17,218	763,963

		6,382,081

Thrifts & Mortgage Finance 1.6%
Astoria Financial Corp.	31,027	306,547
Bank Mutual Corp.	16,800	76,440
BankFinancial Corp.	7,640	67,156
Beneficial Mutual Bancorp, Inc.*	11,806	112,865
Berkshire Hills Bancorp, Inc.	8,029	183,704
BofI Holding, Inc.*	3,677	95,786
Brookline Bancorp, Inc.	25,378	223,834

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Cape Bancorp, Inc.*	4,490	$42,026
Charter Financial Corp.	2,711	26,432
Clifton Savings Bancorp, Inc.	3,503	38,533
Dime Community Bancshares, Inc.	11,478	165,742
Doral Financial Corp.*	46,663	43,896
ESB Financial Corp.	4,065	56,747
ESSA Bancorp, Inc.	3,789	39,368
EverBank Financial Corp.	8,074	111,179
Federal Agricultural Mortgage Corp., Class C	3,670	94,466
First Defiance Financial Corp.	3,583	61,843
First Federal Bancshares of Arkansas, Inc.*(a)	909	8,881
First Financial Holdings, Inc.	5,958	77,395
First Financial Northwest, Inc.*(a)	4,023	32,385
First PacTrust Bancorp, Inc.	4,053	50,703
Flushing Financial Corp.	11,187	176,755
Fox Chase Bancorp, Inc.	4,834	75,507
Franklin Financial Corp.*	5,357	91,391
Heritage Financial Group, Inc.	1,771	23,271
Hingham Institution for Savings(a)	150	9,665
Home Bancorp, Inc.*	1,413	25,420
Home Federal Bancorp, Inc.	5,798	65,633
Home Loan Servicing Solutions Ltd.	9,790	159,283
HomeStreet, Inc.*	1,616	61,505
Kaiser Federal Financial Group, Inc.	2,371	35,778
Kearny Financial Corp.	5,855	57,028
Meridian Interstate Bancorp, Inc.*	3,227	53,246
MGIC Investment Corp.*(a)	66,938	102,415
NASB Financial, Inc.*(a)	1,076	26,728
Nationstar Mortgage Holdings, Inc.*	6,846	227,150
Northfield Bancorp, Inc.	5,515	88,350
Northwest Bancshares, Inc.	34,810	425,726
OceanFirst Financial Corp.	5,524	81,037
Ocwen Financial Corp.*	38,110	1,044,595
Oritani Financial Corp.	16,336	245,857
Peoples Federal Bancshares, Inc.(a)	1,158	20,010
Provident Financial Holdings, Inc.	2,525	35,880
Provident Financial Services, Inc.	21,513	339,690
Provident New York Bancorp	12,496	117,587
Radian Group, Inc.	47,494	206,124
Rockville Financial, Inc.	10,690	130,953
Roma Financial Corp.(a)	2,953	26,282
SI Financial Group, Inc.	2,367	27,741
Territorial Bancorp, Inc.	4,203	96,459
Tree.com, Inc.*	1,926	30,180
TrustCo Bank Corp.	33,974	194,331
United Financial Bancorp, Inc.	5,822	84,244
ViewPoint Financial Group, Inc.	12,113	232,206
Walker & Dunlop, Inc.*	4,333	66,598
Waterstone Financial, Inc.*	1,605	8,330
Westfield Financial, Inc.	9,369	70,174
WSFS Financial Corp.	2,757	113,809

		6,792,866

Tobacco 0.2%
Alliance One International, Inc.*(a)	30,370	98,095
Star Scientific, Inc.*(a)	51,438	177,976
Universal Corp.	8,187	416,882
Vector Group Ltd.(a)	19,670	326,325

		1,019,278

Trading Companies & Distributors 0.9%
Aceto Corp.	9,683	91,505
Aircastle Ltd.	20,901	236,808
Applied Industrial Technologies, Inc.	14,898	617,224
Beacon Roofing Supply, Inc.*	16,624	473,784
BlueLinx Holdings, Inc.*	6,106	14,288
CAI International, Inc.*	4,624	94,885
DXP Enterprises, Inc.*	3,128	149,425
Edgen Group, Inc.*	5,499	42,617
H&E Equipment Services, Inc.	10,134	122,824
Houston Wire & Cable Co.	6,408	68,950
Kaman Corp.	9,310	333,857
Rush Enterprises, Inc., Class A*	11,708	225,496
SeaCube Container Leasing Ltd.	4,075	76,406
TAL International Group, Inc.	10,391	353,086
Textainer Group Holdings Ltd.(a)	4,386	133,992
Titan Machinery, Inc.*(a)	5,937	120,403
Watsco, Inc.	10,399	788,140
Willis Lease Finance Corp.*	1,539	18,991

		3,962,681

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	6,105	83,394

Water Utilities 0.3%
American States Water Co.	6,712	298,214
Artesian Resources Corp., Class A	2,826	65,648
Cadiz, Inc.*	4,604	44,705
California Water Service Group	14,921	278,277
Connecticut Water Service, Inc.	3,217	102,622
Consolidated Water Co., Ltd.	5,351	44,253
Middlesex Water Co.	5,809	111,300
SJW Corp.	4,993	126,622
York Water Co. (The)(a)	4,817	88,344

		1,159,985

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*(a)	5,770	45,814
Leap Wireless International, Inc.*(a)	19,146	130,576
NTELOS Holdings Corp.	5,308	92,200
Shenandoah Telecommunications Co.	8,524	150,022
USA Mobility, Inc.	7,880	93,535

		512,147

Total Common Stocks (cost $376,333,631)		426,786,537

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%
Magnum Hunter Resources Corp., expiring at an exercise price of $10.50 on 10/14/2013*(b)	3,727	0

Total Warrant (cost $—)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Mutual Funds 1.7%

	Shares	Market Value
Equity Fund 0.0%†
Firsthand Technology Value Fund, Inc. *(a)	2,649	$46,198

Money Market Fund 1.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20%(c)	7,472,959	7,472,959

Total Mutual Funds (cost $7,518,968)		7,519,157

Repurchase Agreements 12.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.20%, dated 09/28/12, due 10/01/12, repurchase price $25,000,417, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.63%-1.38%, maturing 12/28/12-07/25/17; total market value $25,500,121.(d)	$25,000,000	$25,000,000
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $30,739,342, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $31,353,728.(d)	30,738,753	30,738,753

Total Repurchase Agreements (cost $55,738,753)		55,738,753

Total Investments (cost $439,591,352) (e) — 112.7%		490,044,447
Liabilities in excess of other assets — (12.7%)		(55,169,765)

NET ASSETS — 100.0%		$434,874,682

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $53,590,491.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $55,738,753.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $451,313,370, tax unrealized appreciation and depreciation were $79,273,147 and $(40,542,070), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

At September 30, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
117	Russell 2000 Mini Future	12/21/12	$9,762,480	$(13,194)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$6,802,061	$—	$—	$6,802,061
Air Freight & Logistics	1,552,331	—	—	1,552,331
Airlines	2,829,410	—	—	2,829,410
Auto Components	3,308,251	—	—	3,308,251
Automobiles	131,289	—	—	131,289
Beverages	582,178	—	—	582,178
Biotechnology	17,165,464	—	—	17,165,464
Building Products	3,679,239	—	—	3,679,239
Capital Markets	9,850,361	—	—	9,850,361
Chemicals	8,918,057	—	—	8,918,057
Commercial Banks	28,068,880	—	—	28,068,880
Commercial Services & Supplies	10,061,974	—	—	10,061,974
Communications Equipment	8,671,806	—	—	8,671,806
Computers & Peripherals	3,048,191	—	—	3,048,191
Construction & Engineering	3,247,150	—	—	3,247,150
Construction Materials	1,240,432	—	—	1,240,432
Consumer Finance	2,550,904	—	—	2,550,904
Containers & Packaging	959,976	—	—	959,976
Distributors	1,001,838	—	—	1,001,838
Diversified Consumer Services	4,731,525	—	—	4,731,525
Diversified Financial Services	1,271,664	—	—	1,271,664
Diversified Telecommunication Services	2,703,505	—	—	2,703,505
Electric Utilities	6,483,598	—	—	6,483,598
Electrical Equipment	4,991,234	—	—	4,991,234
Electronic Equipment, Instruments & Components	9,951,734	—	—	9,951,734
Energy Equipment & Services	8,248,332	—	—	8,248,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Asset Type (continued)	Level 1(a)	Level 2(a)	Level 3	Total
Common Stocks (continued)
Food & Staples Retailing	$4,578,562	$—	$—	$4,578,562
Food Products	6,799,298	—	—	6,799,298
Gas Utilities	4,523,543	—	—	4,523,543
Health Care Equipment & Supplies	14,295,080	—	—	14,295,080
Health Care Providers & Services	12,561,724	—	—	12,561,724
Health Care Technology	3,000,794	—	—	3,000,794
Hotels, Restaurants & Leisure	13,607,778	—	—	13,607,778
Household Durables	4,837,478	—	—	4,837,478
Household Products	983,039	—	—	983,039
Independent Power Producers & Energy Traders	1,467,606	—	—	1,467,606
Industrial Conglomerates	813,346	—	—	813,346
Information Technology Services	8,241,169	—	—	8,241,169
Insurance	10,513,357	—	—	10,513,357
Internet & Catalog Retail	1,651,254	—	—	1,651,254
Internet Software & Services	10,468,963	—	—	10,468,963
Leisure Equipment & Products	2,099,922	—	—	2,099,922
Life Sciences Tools & Services	1,582,203	—	—	1,582,203
Machinery	13,368,284	—	—	13,368,284
Marine	114,679	—	—	114,679
Media	5,125,358	—	—	5,125,358
Metals & Mining	6,963,344	—	—	6,963,344
Multiline Retail	783,989	—	—	783,989
Multi-Utilities	1,905,787	—	—	1,905,787
Oil, Gas & Consumable Fuels	17,816,396	—	—	17,816,396
Paper & Forest Products	3,279,623	—	—	3,279,623
Personal Products	1,432,690	—	—	1,432,690
Pharmaceuticals	8,724,861	—	—	8,724,861
Professional Services	5,541,061	—	—	5,541,061
Real Estate Investment Trusts (REITs)	33,124,936	—	—	33,124,936
Real Estate Management & Development	756,079	—	—	756,079
Road & Rail	5,539,870	—	—	5,539,870
Semiconductors & Semiconductor Equipment	14,608,106	—	—	14,608,106
Software	17,114,031	555,772	—	17,669,803
Specialty Retail	16,042,739	—	—	16,042,739
Textiles, Apparel & Luxury Goods	6,382,081	—	—	6,382,081
Thrifts & Mortgage Finance	6,792,866	—	—	6,792,866
Tobacco	1,019,278	—	—	1,019,278
Trading Companies & Distributors	3,962,681	—	—	3,962,681
Transportation Infrastructure	83,394	—	—	83,394
Water Utilities	1,159,985	—	—	1,159,985
Wireless Telecommunication Services	512,147	—	—	512,147

Total Common Stocks	$426,230,765	$555,772	$—	$426,786,537

Mutual Funds	7,519,157	—	—	7,519,157
Repurchase Agreements	—	55,738,753	—	55,738,753
Warrant*	—	—	—	—

Total Assets	$433,749,922	$56,294,525	$—	$490,044,447

Liabilities:
Futures Contracts	(13,194)	—	—	(13,194)

Total Liabilities	$(13,194)	$—	$—	$(13,194)

Total	$433,736,728	$56,294,525	$—	$490,031,253

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

* See Statement of Investments for identification of Fund investments by industry classification.

(a)	For the period ended September 30, 2012, there was one transfer of a common stock investment from Level 1 to Level 2 with a market value of three hundred seventy two thousand three hundred ninety dollars. As of September 30, 2012, the market value of this common stock investment was five hundred fifty five thousand seven hundred seventy two dollars.

For the period from January 1, 2012 through September 30, 2012, the Fund held one common stock investment that was categorized as a level three investment which was valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

NVIT Small Cap Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2011:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2011

Liabilities:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(13,194)

Total		$(13,194)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

September 30, 2012 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 95.2%

	Shares	Market Value
AUSTRIA 0.2%
Diversified Telecommunication Services 0.2%
Telekom Austria AG	81,993	$579,826

BELGIUM 0.3%
Commercial Banks 0.3%
KBC Groep NV	33,359	801,148

BRAZIL 1.4%
Metals & Mining 0.3%
Vale SA - Preference Shares, ADR	36,100	626,696

Oil, Gas & Consumable Fuels 1.1%
Petroleo Brasileiro SA - Preference Shares, ADR	125,360	2,766,695

		3,393,391

CANADA 2.2%
Oil, Gas & Consumable Fuels 2.2%
Husky Energy, Inc.	80,800	2,171,433
Talisman Energy, Inc.	242,000	3,234,544

		5,405,977

CHINA 2.6%
Diversified Telecommunication Services 1.6%
China Telecom Corp., Ltd., H Shares	6,846,000	3,956,119

Insurance 1.0%
China Life Insurance Co., Ltd., H Shares	809,000	2,328,748

		6,284,867

FRANCE 10.7%
Auto Components 1.9%
Cie Generale des Etablissements Michelin, Class B	59,470	4,656,604

Commercial Banks 0.8%
BNP Paribas SA	42,360	2,008,334

Diversified Telecommunication Services 2.0%
France Telecom SA	214,230	2,594,236
Vivendi SA	115,195	2,244,806

		4,839,042

Electrical Equipment 0.4%
Alstom SA	27,850	974,962

Insurance 1.1%
AXA SA	175,444	2,611,954

Multi-Utilities 0.5%
GDF Suez(a)	56,710	1,264,181

Oil, Gas & Consumable Fuels 1.6%
Total SA	80,450	4,002,382

Pharmaceuticals 2.4%
Sanofi	69,340	5,933,874

		26,291,333

GERMANY 12.3%
Air Freight & Logistics 1.0%
Deutsche Post AG REG	124,240	2,427,116

Airlines 0.3%
Deutsche Lufthansa AG REG	49,770	675,433

Construction Materials 0.3%
HeidelbergCement AG	12,100	635,538

Industrial Conglomerates 1.8%
Siemens AG REG	45,480	4,548,936

Insurance 1.1%
Muenchener Rueckversicherungs AG REG	17,190	2,687,871

Multi-Utilities 1.2%
E.ON AG	128,480	3,053,063

Pharmaceuticals 3.6%
Bayer AG REG	48,797	4,196,038
Merck KGaA	37,270	4,600,720

		8,796,758

Semiconductors & Semiconductor Equipment 1.1%
Infineon Technologies AG	442,070	2,809,854

Software 1.9%
SAP AG	55,890	3,977,323
Software AG	18,130	654,779

		4,632,102

		30,266,671

HONG KONG 6.1%
Industrial Conglomerates 1.4%
Citic Pacific Ltd.	999,940	1,194,011
Hutchison Whampoa Ltd.	233,000	2,246,998

		3,441,009

Insurance 1.0%
AIA Group Ltd.	691,800	2,563,418

Real Estate Management & Development 1.9%
Cheung Kong Holdings Ltd.	152,000	2,220,525
Swire Pacific Ltd., Class A	162,000	1,977,824
Swire Properties Ltd.	113,400	350,044

		4,548,393

Wireless Telecommunication Services 1.8%
China Mobile Ltd.	393,000	4,356,763

		14,909,583

INDIA 1.3%
Commercial Banks 1.3%
ICICI Bank Ltd., ADR	80,980	3,250,537

IRELAND 1.2%
Construction Materials 1.2%
CRH PLC	156,320	3,009,243

ITALY 2.9%
Commercial Banks 1.6%
Intesa Sanpaolo SpA	1,263,416	1,926,514
UniCredit SpA*	471,099	1,960,404

		3,886,918

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Oil, Gas & Consumable Fuels 1.3%
Eni SpA	141,946	$3,111,949

		6,998,867

JAPAN 2.1%
Automobiles 1.5%
Nissan Motor Co., Ltd.	138,800	1,181,285
Toyota Motor Corp.	66,600	2,611,341

		3,792,626

Trading Companies & Distributors 0.6%
ITOCHU Corp.	141,000	1,423,437

		5,216,063

NETHERLANDS 8.1%
Chemicals 1.1%
Akzo Nobel NV	48,080	2,714,924

Diversified Financial Services 1.5%
ING Groep NV, CVA*	469,796	3,720,880

Energy Equipment & Services 0.3%
SBM Offshore NV*	57,882	824,695

Food Products 1.4%
Unilever NV, CVA	99,050	3,512,911

Industrial Conglomerates 1.5%
Koninklijke Philips Electronics NV	158,020	3,689,366

Oil, Gas & Consumable Fuels 1.6%
Royal Dutch Shell PLC, Class B, ADR	54,510	3,886,563

Professional Services 0.7%
Randstad Holding NV	50,140	1,666,550

		20,015,889

NORWAY 4.0%
Diversified Telecommunication Services 2.2%
Telenor ASA	278,310	5,431,969

Oil, Gas & Consumable Fuels 1.8%
Statoil ASA	172,750	4,458,088

		9,890,057

PORTUGAL 0.6%
Diversified Telecommunication Services 0.6%
Portugal Telecom SGPS SA REG	276,810	1,367,771

SINGAPORE 3.6%

Commercial Banks 2.0%
DBS Group Holdings Ltd.	420,361	4,909,923

Diversified Telecommunication Services 1.6%
Singapore Telecommunications Ltd.	1,536,000	3,999,665

		8,909,588

SOUTH KOREA 5.3%
Commercial Banks 1.0%
KB Financial Group, Inc., ADR	70,035	2,471,535

Household Durables 0.8%
LG Electronics, Inc.	32,963	2,035,819

Metals & Mining 1.0%
POSCO	7,163	2,344,144

Semiconductors & Semiconductor Equipment 2.5%
Samsung Electronics Co., Ltd., GDR REG	9,900	5,971,201
Samsung Electronics Co., Ltd., GDR REG	500	302,764

		6,273,965

		13,125,463

SPAIN 3.9%
Commercial Banks 1.2%
Banco Santander SA*	394,110	2,941,797

Diversified Telecommunication Services 1.1%
Telefonica SA	203,445	2,719,176

Oil, Gas & Consumable Fuels 1.2%
Repsol SA	146,265	2,842,528

Specialty Retail 0.4%
Industria de Diseno Textil SA	8,780	1,090,940

		9,594,441

SWEDEN 1.7%
Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson, Class B	332,200	3,030,024

Health Care Equipment & Supplies 0.5%
Getinge AB, Class B	37,792	1,140,888

		4,170,912

SWITZERLAND 6.5%
Capital Markets 1.1%
Credit Suisse Group AG REG*	56,080	1,185,770
UBS AG REG*	132,590	1,614,946

		2,800,716

Insurance 1.4%
Swiss Re AG*	54,970	3,536,979

Pharmaceuticals 2.9%
Novartis AG REG	40,810	2,497,715
Roche Holding AG	24,260	4,537,753

		7,035,468

Professional Services 1.1%
Adecco SA REG*	55,940	2,670,233

		16,043,396

TAIWAN 1.5%
Computers & Peripherals 0.4%
Compal Electronics, Inc., GDR(b)	208,952	939,135

Semiconductors & Semiconductor Equipment 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	875,214	2,692,398

		3,631,533

UNITED KINGDOM 16.7%
Aerospace & Defense 1.6%
BAE Systems PLC	719,920	3,785,158

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Airlines 0.8%
International Consolidated Airlines Group SA*	806,590	$1,944,141

Commercial Banks 3.4%
HSBC Holdings PLC	384,400	3,574,790
Lloyds Banking Group PLC*	3,459,960	2,178,589
Standard Chartered PLC	117,170	2,654,945

		8,408,324

Construction & Engineering 0.4%
Carillion PLC	203,139	890,750

Containers & Packaging 0.5%
Rexam PLC	169,010	1,189,173

Food & Staples Retailing 0.9%
Tesco PLC	411,710	2,210,888

Insurance 1.0%
Aviva PLC	477,280	2,466,273

Multiline Retail 1.0%
Marks & Spencer Group PLC	429,100	2,476,337

Oil, Gas & Consumable Fuels 1.4%
BP PLC	494,650	3,487,222

Pharmaceuticals 2.2%
GlaxoSmithKline PLC	237,920	5,491,818

Specialty Retail 1.2%
Kingfisher PLC	684,330	2,925,495

Wireless Telecommunication Services 2.3%
Vodafone Group PLC	2,018,880	5,736,916

		41,012,495

Total Common Stocks (cost $212,940,516)		234,169,051

Mutual Fund 5.1%

	Shares	Market Value
Money Market Fund 5.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (c)	12,472,295	$12,472,295

Total Mutual Fund (cost $12,472,295)		12,472,295

Repurchase Agreement 0.5%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.23%, dated 09/28/12, due 10/01/12, repurchase price $1,331,026, collateralized by a U.S. Government Treasury Security, 2.13%, maturing 08/15/21; total market value $1,357,629.(d)	$1,331,000	$1,331,000

Total Repurchase Agreement (cost $1,331,000)		1,331,000

Total Investments (cost $226,743,811) (e) — 100.8%		247,972,346
Liabilities in excess of other assets — (0.8)%		(1,897,531)

NET ASSETS — 100.0%		$246,074,815

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2012. The total value of securities on loan at September 30, 2012 was $1,231,218.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at September 30, 2012 was $939,135 which represents 0.38% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2012 was $1,331,000.
(e)	At September 30, 2012, the tax basis cost of the Fund’s investments was $226,763,018, tax unrealized appreciation and depreciation were $39,349,580 and $(18,140,252), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Corporation
CVA	Dutch Certificate
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
SA	Stock Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the reults of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,785,158	$—	$3,785,158
Air Freight & Logistics	—	2,427,116	—	2,427,116
Airlines	—	2,619,574	—	2,619,574
Auto Components	—	4,656,604	—	4,656,604
Automobiles	—	3,792,626	—	3,792,626
Capital Markets	1,614,946	1,185,770	—	2,800,716
Chemicals	—	2,714,924	—	2,714,924
Commercial Banks	5,722,072	22,956,444	—	28,678,516
Communications Equipment	—	3,030,024	—	3,030,024
Computers & Peripherals	—	939,135	—	939,135
Construction & Engineering	—	890,750	—	890,750
Construction Materials	—	3,644,781	—	3,644,781
Containers & Packaging	—	1,189,173	—	1,189,173
Diversified Financial Services	—	3,720,880	—	3,720,880
Diversified Telecommunication Services	—	22,893,568	—	22,893,568
Electrical Equipment	—	974,962	—	974,962
Energy Equipment & Services	—	824,695	—	824,695
Food & Staples Retailing	—	2,210,888	—	2,210,888
Food Products	—	3,512,911	—	3,512,911
Health Care Equipment & Supplies	—	1,140,888	—	1,140,888
Household Durables	—	2,035,819	—	2,035,819
Industrial Conglomerates	—	11,679,311	—	11,679,311
Insurance	—	16,195,243	—	16,195,243
Metals & Mining	626,696	2,344,144	—	2,970,840
Multiline Retail	—	2,476,337	—	2,476,337
Multi-Utilities	—	4,317,244	—	4,317,244
Oil, Gas & Consumable Fuels	12,059,235	17,902,169	—	29,961,404
Pharmaceuticals	—	27,257,918	—	27,257,918
Professional Services	—	4,336,783	—	4,336,783
Real Estate Management & Development	—	4,548,393	—	4,548,393
Semiconductors & Semiconductor Equipment	302,764	11,473,453	—	11,776,217
Software	—	4,632,102	—	4,632,102

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Templeton NVIT International Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Specialty Retail	$—	$4,016,435	$—	$4,016,435
Trading Companies & Distributors	—	1,423,437	—	1,423,437
Wireless Telecommunication Services	—	10,093,679	—	10,093,679

Total Common Stocks	$20,325,713	$213,843,338	$—	$234,169,051

Mutual Fund	12,472,295	—	—	12,472,295
Repurchase Agreement	—	1,331,000	—	1,331,000

Total	32,798,008	215,174,338	—	247,972,346

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks 94.8%

	Shares	Market Value
Aerospace & Defense 1.3%
Honeywell International, Inc.	21,621	$1,291,855
Textron, Inc.	48,031	1,256,971

		2,548,826

Automobiles 1.6%
General Motors Co.*	134,386	3,057,281

Beverages 0.1%
PepsiCo, Inc.	3,835	271,403

Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	161,061	3,643,200
Goldman Sachs Group, Inc. (The)	14,831	1,685,988
Morgan Stanley	93,424	1,563,918
State Street Corp.	19,547	820,192

		7,713,298

Commercial Banks 5.4%
Fifth Third Bancorp	128,106	1,986,924
PNC Financial Services Group, Inc.	46,429	2,929,670
U.S. Bancorp	39,114	1,341,610
Wells Fargo & Co.	118,952	4,107,413

		10,365,617

Communications Equipment 1.1%
Cisco Systems, Inc.	106,198	2,027,320

Computers & Peripherals 1.7%
Dell, Inc.	39,156	386,078
Hewlett-Packard Co.	168,106	2,867,889

		3,253,967

Diversified Financial Services 7.3%
Bank of America Corp.	257,414	2,272,965
Citigroup, Inc.	184,218	6,027,613
JPMorgan Chase & Co.	139,260	5,637,245

		13,937,823

Diversified Telecommunication Services 1.7%
AT&T, Inc.	37,990	1,432,223
Verizon Communications, Inc.	41,572	1,894,436

		3,326,659

Electric Utilities 2.4%
FirstEnergy Corp.	36,643	1,615,956
PPL Corp.	99,016	2,876,415

		4,492,371

Electrical Equipment 1.1%
Emerson Electric Co.	43,824	2,115,384

Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	188,422	2,477,749

Energy Equipment & Services 4.4%
Halliburton Co.	108,888	3,668,437
Noble Corp.*	27,593	987,277
Weatherford International Ltd.*	288,023	3,652,132

		8,307,846

Food & Staples Retailing 2.2%
CVS Caremark Corp.	69,863	3,382,767
Wal-Mart Stores, Inc.	10,499	774,826

		4,157,593

Food Products 3.4%
Archer-Daniels-Midland Co.	34,343	933,443
Kraft Foods, Inc., Class A	66,159	2,735,674
Unilever NV, NYRS-NL	77,496	2,749,558

		6,418,675

Health Care Providers & Services 3.6%
Cardinal Health, Inc.	37,001	1,441,929
UnitedHealth Group, Inc.	63,690	3,529,063
WellPoint, Inc.	31,089	1,803,473

		6,774,465

Hotels, Restaurants & Leisure 0.9%
Carnival Corp.	48,961	1,784,139

Household Products 0.3%
Procter & Gamble Co. (The)	9,732	675,012

Industrial Conglomerates 2.2%
General Electric Co.	187,732	4,263,394

Insurance 5.3%
Aflac, Inc.	14,740	705,751
Allstate Corp. (The)	121,325	4,805,683
MetLife, Inc.	54,778	1,887,650
Travelers Cos., Inc. (The)	38,003	2,594,085

		9,993,169

Internet Software & Services 3.2%
eBay, Inc.*	65,301	3,161,222
Yahoo!, Inc.*	187,191	2,990,376

		6,151,598

Machinery 1.6%
Ingersoll-Rand PLC	66,720	2,990,390

Media 10.1%
Comcast Corp., Class A	161,174	5,765,194
News Corp., Class B	122,080	3,027,584
Time Warner Cable, Inc.	46,359	4,406,886
Time Warner, Inc.	41,032	1,859,981
Viacom, Inc., Class B	76,108	4,078,628

		19,138,273

Metals & Mining 1.1%
Alcoa, Inc.	236,361	2,091,795

Multiline Retail 1.2%
Kohl’s Corp.	14,564	745,968
Target Corp.	24,085	1,528,675

		2,274,643

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 8.2%
BP PLC, ADR-UK	101,314	$4,291,661
Chevron Corp.	24,737	2,883,345
Murphy Oil Corp.	52,663	2,827,476
QEP Resources, Inc.	69,201	2,190,904
Royal Dutch Shell PLC, Class A, ADR-NL	48,352	3,356,112

		15,549,498

Paper & Forest Products 1.8%
International Paper Co.	94,793	3,442,882

Pharmaceuticals 10.5%
Bristol-Myers Squibb Co.	103,883	3,506,051
GlaxoSmithKline PLC, ADR-UK	44,160	2,041,959
Merck & Co., Inc.	92,033	4,150,688
Novartis AG REG	27,382	1,675,875
Pfizer, Inc.	182,445	4,533,758
Roche Holding AG, ADR-CH	33,469	1,572,708
Sanofi, ADR-FR	57,583	2,479,524

		19,960,563

Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	51,164	1,160,400

Software 2.4%
Microsoft Corp.	153,489	4,570,902

Specialty Retail 1.7%
Lowe’s Cos., Inc.	68,004	2,056,441
Staples, Inc.	95,844	1,104,123

		3,160,564

Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR-UK	64,709	1,843,883

Total Common Stocks (cost $153,745,424)		180,297,382

Mutual Fund 5.4%

	Shares	Market Value
Money Market Fund 5.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.20% (a)	10,197,570	$10,197,570

Total Mutual Fund (cost $10,197,570)		10,197,570

Total Investments (cost $163,942,994) (b) — 100.2%		190,494,952
Liabilities in excess of other assets — (0.2%)		(451,516)

NET ASSETS — 100.0%		$190,043,436

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2012.
(b)	At September 30, 2012, the tax basis cost of the Fund’s investments was $170,598,348, tax unrealized appreciation and depreciation were $32,089,025 and $(12,192,421), respectively.

ADR	ADR American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
FR	France
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

At September 30, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	State Street Corp.	10/26/12	(1,399,621)	$(2,266,828)	$(2,259,937)	$6,891
British Pound	Canadian Imperial Bank Corp.	10/26/12	(1,483,407)	(2,402,838)	(2,395,224)	7,614
British Pound	Citibank NA	10/26/12	(704,896)	(1,141,614)	(1,138,179)	3,435
British Pound	Bank of New York Mellon Corp.	10/26/12	(699,939)	(1,133,414)	(1,130,176)	3,238
Euro	Bank of New York Mellon Corp.	10/26/12	(1,916,419)	(2,474,536)	(2,463,296)	11,240
Euro	State Street Corp.	10/26/12	(984,174)	(1,271,012)	(1,265,023)	5,989
Euro	Citibank NA	10/26/12	(1,952,430)	(2,521,192)	(2,509,583)	11,609
Euro	Canadian Imperial Bank Corp.	10/26/12	(1,001,528)	(1,293,508)	(1,287,328)	6,180
Swiss Franc	State Street Corp.	10/26/12	(831,897)	(887,831)	(884,920)	2,911
Swiss Franc	Citibank NA	10/26/12	(419,585)	(447,813)	(446,328)	1,485
Swiss Franc	Bank of New York Mellon Corp.	10/26/12	(415,965)	(443,916)	(442,477)	1,439
Swiss Franc	Canadian Imperial Bank Corp.	10/26/12	(831,946)	(887,831)	(884,972)	2,859

Total Short Contracts				$(17,172,333)	$(17,107,443)	$64,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,548,826	$—	$—	$2,548,826
Automobiles	3,057,281	—	—	3,057,281
Beverages	271,403	—	—	271,403
Capital Markets	7,713,298	—	—	7,713,298
Commercial Banks	10,365,617	—	—	10,365,617
Communications Equipment	2,027,320	—	—	2,027,320
Computers & Peripherals	3,253,967	—	—	3,253,967
Diversified Financial Services	13,937,823	—	—	13,937,823
Diversified Telecommunication Services	3,326,659	—	—	3,326,659
Electric Utilities	4,492,371	—	—	4,492,371
Electrical Equipment	2,115,384	—	—	2,115,384
Electronic Equipment, Instruments & Components	2,477,749	—	—	2,477,749
Energy Equipment & Services	8,307,846	—	—	8,307,846
Food & Staples Retailing	4,157,593	—	—	4,157,593
Food Products	6,418,675	—	—	6,418,675
Health Care Providers & Services	6,774,465	—	—	6,774,465
Hotels, Restaurants & Leisure	1,784,139	—	—	1,784,139
Household Products	675,012	—	—	675,012
Industrial Conglomerates	4,263,394	—	—	4,263,394
Insurance	9,993,169	—	—	9,993,169
Internet Software & Services	6,151,598	—	—	6,151,598
Machinery	2,990,390	—	—	2,990,390
Media	19,138,273	—	—	19,138,273
Metals & Mining	2,091,795	—	—	2,091,795
Multiline Retail	2,274,643	—	—	2,274,643
Oil, Gas & Consumable Fuels	15,549,498	—	—	15,549,498
Paper & Forest Products	3,442,882	—	—	3,442,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2012 (Unaudited)

Van Kampen NVIT Comstock Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Pharmaceuticals	18,284,688	1,675,875	—	19,960,563
Semiconductors & Semiconductor Equipment	1,160,400	—	—	1,160,400
Software	4,570,902	—	—	4,570,902
Specialty Retail	3,160,564	—	—	3,160,564
Wireless Telecommunication Services	1,843,883	—	—	1,843,883

Total Common Stocks	$178,621,507	$1,675,875	$—	$180,297,382

Forward Foreign Currency Contracts	—	64,890	—	64,890
Mutual Fund	10,197,570	—	—	10,197,570

Total	$188,819,077	$1,740,765	$—	$190,559,842

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended September 30, 2012, there were no transfers between Level 1 and Level 2.

For the period ended September 30, 2012, the Fund had no investments categorized as Level 3 investments.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2012

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation from forward foreign currency contracts	$64,890

Total		$64,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

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Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 20, 2012

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 20, 2012